AdvantEdge

As filed with the Securities and Exchange Commission on April 23, 2010

Registration Nos. 033-56658 and 811-04846

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment Number	☐
Post-Effective Amendment Number: 36	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment Number: 68	☒

(Check appropriate box or boxes)

Separate Account I of National Integrity Life Insurance Company

(Exact Name of Registrant)

National Integrity Life Insurance Company

(Name of Depositor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Depositor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Depositor’s Telephone Number, including Area Code)

The Western and Southern Life Insurance Company

(Name of Guarantor)

400 Broadway, Cincinnati, Ohio 45202

(Address of Guarantor’s Principal Executive Offices)  (Zip Code)

(513) 629-1854

(Guarantor’s Telephone Number, including Area Code)

Rhonda S. Malone, Esq.

Counsel -Securities

Western & Southern Financial Group, Inc.

400 Broadway, Cincinnati, Ohio  45202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering:  Continuous

It is proposed that this filing will become effective (check appropriate box)

☐                      immediately upon filing pursuant to paragraph (b) of Rule 485

☒                    on May 1, 2010 pursuant to paragraph (b) of Rule 485

☐                      60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐                      on (date) pursuant to paragraph (a)(1) of Rule 485

☐                      75 days after filing pursuant to paragraph (a)(2) of Rule 485

☐                      on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐                      This post-eff amendment designates a new effective date for a previously filed post-eff amendment.

Title of Securities Being Registered:  AdvantEdge Flexible Premium Variable Annuity

AdvantEdge Variable Annuity

May 1, 2010

National Integrity Life Insurance Company

Separate Account I

This prospectus describes the AdvantEdge flexible premium variable annuity contract and the Investment Options available under the contract.  You may invest your contributions in any of the Investment Options listed below.

Columbia Funds Variable Insurance Trust, Class B	PIMCO Variable Insurance Trust, Advisor Class
Columbia Mid Cap Value Fund, Variable Series	PIMCO VIT All Asset Portfolio
Columbia Small Cap Value Fund, Variable Series	PIMCO VIT CommodityRealReturnTMStrategy Portfolio
PIMCO VIT Low Duration Portfolio
DWS Investments VIT Funds, Class B	PIMCO VIT Real Return Portfolio
DWS Small Cap Index VIP	PIMCO VIT Total Return Portfolio

Fidelity® Variable Insurance Products, Service Class 2	Rydex Variable Trust
Fidelity VIP Asset ManagerSM Portfolio	Rydex|SGI VT All-Cap Opportunity Fund
Fidelity VIP Balanced Portfolio	Rydex|SGI VT Alternative Strategies Allocation Fund
Fidelity VIP Contrafund® Portfolio	Rydex|SGI VT Managed Futures Strategy Fund
Fidelity VIP Disciplined Small Cap Portfolio	Rydex|SGI VT Multi-Hedge Strategies Fund
Fidelity VIP Equity-Income Portfolio
Fidelity VIP Freedom 2010 Portfolio	Touchstone® Variable Series Trust
Fidelity VIP Freedom 2015 Portfolio	Touchstone VST Baron Small Cap Growth Fund
Fidelity VIP Freedom 2020 Portfolio	Touchstone VST Core Bond Fund
Fidelity VIP Freedom 2025 Portfolio	Touchstone VST High Yield Fund
Fidelity VIP Freedom 2030 Portfolio	Touchstone VST Large Cap Core Equity Fund
Fidelity VIP Growth Portfolio	Touchstone VST Mid Cap Growth Fund
Fidelity VIP High Income Portfolio	Touchstone VST Money Market Fund
Fidelity VIP Index 500 Portfolio	Touchstone VST Third Avenue Value Fund
Fidelity VIP Investment Grade Bond Portfolio	Touchstone VST Aggressive ETF Fund
Fidelity VIP Mid Cap Portfolio	Touchstone VST Conservative ETF Fund
Fidelity VIP Overseas Portfolio	Touchstone VST Enhanced ETF Fund
Touchstone VST Moderate ETF Fund

Franklin Templeton VIP Trust, Class 2	Van Kampen Life Investment Trust and Universal
FTVIPT Franklin Growth and Income Securities Fund	Institutional Funds, Class II
FTVIPT Franklin Income Securities Fund	Van Kampen LIT Capital Growth Portfolio
FTVIPT Franklin Large Cap Growth Securities Fund	Van Kampen LIT Comstock Portfolio
FTVIPT Franklin Small Cap Value Securities Fund	Van Kampen’s UIF Emerging Markets Debt Portfolio
FTVIPT Mutual Shares Securities Fund	Van Kampen’s UIF Emerging Markets Equity Portfolio
FTVIPT Templeton Foreign Securities Fund	Van Kampen’s UIF U.S. Mid Cap Value Portfolio
FTVIPT Templeton Growth Securities Fund	Van Kampen’s UIF U.S. Real Estate Portfolio

Fixed Accounts
Guaranteed Rate Options
Systematic Transfer Option

This prospectus contains information about the contract that you should know before investing.  You should read this prospectus and any supplements, and retain them for future reference.

Although this Prospectus was primarily designed for potential purchasers of the variable annuity contract, you may be receiving this Prospectus as a current contract owner.  As a current contract owner, you should note that the options, features, and charges may vary depending on when you purchased your contract.  You can find information about the options, features, and charges that may have changed in Section 10 — Prior Contracts.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or determined that this prospectus is adequate.  Any representation to the contrary is a criminal offense.

This annuity is not a bank product and is not an obligation of, nor guaranteed by, the financial institution where it is offered.  It is not insured by the FDIC, NCUSIF or other federal entity.  It is subject to investment risks, including possible loss of the principal amount invested.

A registration statement relating to this contract, which includes a Statement of Additional Information (SAI) dated May 1, 2010, has been filed with the SEC (file numbers 811-04846 and 033-56658).  The SAI is incorporated by reference into this prospectus.  A free copy of the SAI is available by sending in the form at the bottom of this page, or by writing or calling our Administrative Office listed in the glossary.  The table of contents for the SAI is found in Part 9 of this prospectus.

You can review and copy information about this annuity contract at the SEC’s Public Reference Room in Washington, D.C.  For hours of operation of the Public Reference Room, please call 202-551-8090.  You also may obtain information about this annuity contract on the SEC’s Internet site at http://www.sec.gov.  Copies of that information are also available, after paying a duplicating fee, by electronic request to publicinfo@sec.gov or by writing the SEC’s Public Reference Section, 100 F. Street NE, Washington, D.C. 20549-0102.

We offer a contract with lower expenses that is otherwise substantially similar to this one.  This contract’s higher expenses are related to factors that include additional features and higher commissions paid on this contract.

This prospectus does not constitute an offering in any jurisdiction where such offering may not lawfully be made.  No person is authorized to make any representations in connection with this offering other than those contained in this prospectus.

iShares is a registered mark of BlackRock Institutional Trust Company, N.A. (BlackRock).  All other trademarks, service marks or registered trademarks are the property of their respective owners.  BlackRock’s only relationship to National Integrity is the licensing of certain trademarks and trade names of BlackRock.  National Integrity’s variable annuity products are not sponsored, endorsed, sold or promoted by BlackRock.  BlackRock makes no representations or warranties to the owners of National Integrity’s variable annuity products or any member of the public regarding the advisability of investing in them.  BlackRock has no obligation or liability in connection with the operation, marketing, sale or trading of National Integrity’s variable annuity products.

To request a copy of the Statement of Additional Information for the National Integrity AdvantEdge (May 1, 2010) tear off this section and mail it to us at the Administrative Office listed in the glossary, or call us at the number listed in the glossary.

Name:	Address

Phone:

TABLE OF CONTENTS

Page AN-
Glossary	5
Part 1 — Fees and Expense Tables and Summary	7
Contract Owner Transaction Expenses	7
Annual Administrative Charge	7
Separate Account Annual Expenses	7
Total Annual Portfolio Operating Expenses	8
Examples	10
Accumulation Unit Values	10
Summary of Contract	11
Investment Goals and Risks	11
Your Rights and Benefits	11
Account Value and Surrender Value	11
Your Right to Revoke (Free Look Period)	12
How Your Contract is Taxed	12
Part 2 — National Integrity and the Separate Account	12
National Integrity Life Insurance Company	12
Separate Account I and the Variable Account Options	12
Distribution of Variable Annuity Contracts	13
Changes In How We Operate	13
Part 3 — Your Investment Options	13
The Variable Account Options	13
Static Asset Allocation Models	22
The Fixed Accounts	23
Part 4 — Deductions and Charges	25
Mortality and Expense Risk Charge	25
Annual Administrative Charge	25
Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge	25
Portfolio Charges	25
Withdrawal Charge	25
Reduction or Elimination of the Withdrawal Charge	26
Disability Waiver	26
Commission Allowance and Additional Payments to Distributors	26
Optional Benefit Charges	27
Transfer Charge	27
Tax Reserve	27
State Premium Tax	27
Part 5 — Terms of Your Variable Annuity	27
Your Contributions	27
Units in Our Separate Account	28
How We Determine Unit Value	28
Transfers	29
Excessive Trading	29
Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading	30
Withdrawals	31
Assignments	32
Death Benefit Paid on Death of Annuitant	32
Distribution on Death of Owner	33
Spousal Continuation	34
Death Claims	35
Maximum Retirement Date and Annuity Benefit	35
Annuity Benefit Payments	36

Timing of Payment	36
How You Make Requests and Give Instructions	36
Part 6 — Optional Benefits	36
Guaranteed Lifetime Income Advantage Rider	37
Highest Anniversary Death Benefit Rider	43
Part 7 — Voting Rights	44
How Portfolio Shares Are Voted	44
How We Determine Your Voting Shares	44
Separate Account Voting Rights	44
Part 8 — Tax Aspects of the Contract	44
Introduction	44
Your Contract is an Annuity	45
Taxation of Annuities Generally	45
Tax Treatment of Living Benefits	46
Tax-Favored Retirement Programs	46
Federal and State Income Tax Withholding	47
Impact of Taxes on the Company	47
Transfers Among Investment Options	47
Part 9 — Additional Information	47
Systematic Withdrawal Program	47
Income Plus Withdrawal Program	47
Choices Plus Required Minimum Distribution Program	48
Dollar Cost Averaging Program	48
Systematic Transfer Program	49
Customized Asset Rebalancing Program	49
Systematic Contributions Program	50
Legal Proceedings	50
Table of Contents of Statement of Additional Information	50
Part 10 — Prior Contracts	50
Guaranteed Lifetime Income Advantage Rider (Available from Feb. 25, 2008 to Feb. 28, 2010)	51
Guaranteed Lifetime Income Advantage Rider (Available from Feb. 25, 2008 to March 1, 2009)	51
GrandMaster flex3 (Contracts issued from May 1, 2002 to February 24, 2008)	51
GrandMaster I, II and III (Contracts issued prior to May 1, 2002)	54
Appendices	56
Appendix A — Financial Information for Separate Account I of National Integrity	56
Appendix B — Illustration of a Market Value Adjustment	84
Appendix C — Parties to the Contract and Guide to Spousal Continuation	87
Appendix D — Illustration of Guaranteed Lifetime Income Advantage	89

GLOSSARY

Account Value - the value of your contract, which consists of the values of your Investment Options added together

Adjusted Account Value - your Account Value increased or decreased by any Market Value Adjustment made to your Guaranteed Rate Options.

Administrative Office - National Integrity Life Insurance Company, 15 Matthews Street, #200, Goshen, New York 10924.  You may also call us at 1-800-433-1778.  This is the address you are required to use to make requests and give instructions about your variable annuity.

Annuitant - the person whose life is used to determine the amount of the Annuity Benefit.  The Annuitant must be a natural person, and cannot be changed after the Contract Date.

Annuity Benefit - periodic payments beginning on your Retirement Date that you may elect instead of a lump sum.

Business Day - any day that the New York Stock Exchange is open.

Contract Anniversary - occurs once annually on the same day as the Contract Date.

Contract Date - the date we issue you the contract.  It is shown on the schedule page of your contract.

Contract Year - a year that starts on your Contract Date or any Contract Anniversary.

Death Benefit - benefit paid to a named Annuitant’s beneficiary on the death of the Annuitant.

Distribution on Death - a distribution paid to a named owner’s beneficiary on the death of the owner.

Fixed Accounts  - Guaranteed Rate Options and the Systematic Transfer Option.

Free Withdrawal Amount - the amount you may withdraw in any Contract Year without paying withdrawal charges.

General Account - the account that contains all of our assets other than those held in Separate Accounts.

Guaranteed Lifetime Income Advantage (GLIA) - an optional benefit that guarantees lifetime payments will be available for withdrawal.

GLIA Investment Strategies - Investment strategies available when a GLIA Rider is purchased.

Guaranteed Rate Option (GRO) - a Fixed Account which offers Guarantee Periods of two, three, five, seven and ten years and locks in a fixed annual effective interest rate during each Guarantee Period.

Guarantee Period - the length of time from the date of your contribution into a GRO, until the GRO matures.

Market Value Adjustment (MVA) - an upward or downward adjustment made to the value of your GRO if you make withdrawals or transfers from the GRO, or elect an Annuity Benefit before the end of the Guarantee Period.

Investment Options - Variable Account Options and Fixed Accounts, collectively.

Maximum Retirement Date - the last Annuitant’s 100th birthday, which is the latest date you can begin your Annuity Benefit or receive a lump sum payment.

Nonqualified Annuity - an annuity that is not a Qualified Annuity.

Portfolio - a mutual fund in which a Variable Account Option invests.

Qualified Annuity - an annuity contract that qualifies under the Tax Code as an Individual Retirement Annuity that meets the requirements of Section 408 or 408A of the Tax Code or an annuity contract purchased under a retirement plan that receives favorable tax treatment under Section 401, 403, 457 or similar provisions of the Tax Code.

Retirement Date - any date before the Maximum Retirement Date that you choose to begin taking an Annuity Benefit.

Rider - a supplement to your contract or additional feature that provides an optional benefit at an additional cost.

Separate Account - Separate Account I of National Integrity Life Insurance Company.

Surrender Value - your Adjusted Account Value reduced by any withdrawal charge, pro rata annual administrative charges and optional benefit charges.

Systematic Transfer Option (STO) - a Fixed Account that accepts new contributions, which must be transferred from the STO into other Variable Account Options within either a six-month or one-year period.  The STO provides a guaranteed fixed interest rate that is effective for the STO period selected.

Tax Code - the Internal Revenue Code of 1986, as amended, or any corresponding provisions of subsequent United States revenue laws, and applicable rules, regulations and written guidance published by the Internal Revenue Service.

Unit - measure of your ownership interest in a Variable Account Option.

Unit Value - value of each Unit calculated on any Business Day.

Variable Account Options - Investment Options available to you under the contract, other than the Fixed Accounts.  Each Variable Account Option invests in a corresponding Portfolio with the same name.

Part 1 — Fees and Expense Tables and Summary

The following tables describe the fees and expenses that you will pay when buying, owning, withdrawing from and surrendering the contract.(1)

The first table describes the fees and expenses that you will pay at the time you buy the contract, withdraw from or surrender the contract, or transfer value among Investment Options.  State premium tax may also be deducted.(2)

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions(3)	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(4)	$20

The following tables describe the fees and expenses that you will pay periodically during the time that you own the contract, not including total annual portfolio operating expenses.

Annual Administrative Charge

Annual Administrative Charge(5)	$50

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge(6)	1.60%	1.60%
Optional Highest Anniversary Death Benefit Charge(7)	0.20%	0.20%
Optional Guaranteed Lifetime Income Advantage — Individual Rider Charge(8)	1.20%	0.90%
Optional Guaranteed Lifetime Income Advantage — Spousal Rider Charge (8)	1.60%	1.15%
Highest Possible Total Separate Account Annual Expenses(9)	3.40%	2.95%

(1) Expenses for prior versions of the contract, if different, are located in Part 10.

(2) State premium taxes currently range from 0 to 3.5%.

(3) Withdrawal charges decrease based on the age of each contribution.  See Part 4.

(4) This charge does not apply to transfers made in the Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer programs.

(5) This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.

(6) Assessed daily on the amount allocated to the Variable Account Options

(7) Assessed quarterly on the amount allocated to the Variable Account Options

(8) Assessed quarterly based on the Payment Base-see Part 6; only one of the GLIA Riders, either Individual or Spousal, can be elected.

(9) You may elect only one of these optional benefits: Individual GLIA or Spousal GLIA.  Therefore the highest possible total separate account annual expenses reflect the election of the optional benefit that carries the higher cost.

The following table shows the total operating expenses charged by the Portfolios that you will pay periodically during the time you own the contract.  More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for each Portfolio.

The range of expenses (prior to reimbursements and fee waivers) that are deducted from the Portfolios’ assets, including management fees, distribution or 12b-1 fees, and other expenses are:

Minimum: 0.35%	Maximum: 2.20%

Total Annual Portfolio Operating Expenses

Gross and net annual expenses as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Columbia VIT Mid Cap Value, Class B (1)	0.70%	0.25%	0.77%	N/A	1.72%	0.90%
Columbia VIT Small Cap Value, Class B (2)	0.80%	0.25%	0.12%	N/A	1.17%	1.10%
DWS Small Cap Index VIP, Class B (3)	0.35%	0.25%	0.21%	N/A	0.81%	0.81%
Fidelity VIP Asset Manager, Service Class 2 (4)	0.51%	0.25%	0.18%	N/A	0.94%	0.92%
Fidelity VIP Balanced, Service Class 2 (5)	0.41%	0.25%	0.15%	N/A	0.81%	0.80%
Fidelity VIP Contrafund, Service Class 2 (5)	0.56%	0.25%	0.11%	N/A	0.92%	0.90%
Fidelity VIP Disciplined Small Cap, Service Class 2 (6)	0.71%	0.25%	0.45%	N/A	1.41%	1.25%
Fidelity VIP Equity-Income, Service Class 2	0.46%	0.25%	0.12%	N/A	0.83%	0.83%
Fidelity VIP Freedom 2010, Service Class 2	N/A	0.25%	N/A	0.59%	0.84%	0.84%
Fidelity VIP Freedom 2015, Service Class 2	N/A	0.25%	N/A	0.60%	0.85%	0.85%
Fidelity VIP Freedom 2020, Service Class 2	N/A	0.25%	N/A	0.65%	0.90%	0.90%
Fidelity VIP Freedom 2025, Service Class 2	N/A	0.25%	N/A	0.66%	0.91%	0.91%
Fidelity VIP Freedom 2030, Service Class 2	N/A	0.25%	N/A	0.69%	0.94%	0.94%
Fidelity VIP Growth, Service Class 2 (5)	0.56%	0.25%	0.13%	N/A	0.94%	0.93%
Fidelity VIP High Income, Service Class 2	0.57%	0.25%	0.13%	N/A	0.95%	0.95%
Fidelity VIP Index 500, Service Class 2 (7)	0.10%	0.25%	0.00%	N/A	0.35%	0.35%
Fidelity VIP Investment Grade Bond, Service Class 2	0.32%	0.25%	0.12%	N/A	0.69%	0.69%
Fidelity VIP Mid Cap, Service Class 2	0.56%	0.25%	0.12%	N/A	0.93%	0.93%
Fidelity VIP Overseas, Service Class 2 (4)	0.71%	0.25%	0.16%	N/A	1.12%	1.09%
FTVIPT Franklin Growth and Income Securities, Class 2	0.54%	0.25%	0.06%	N/A	0.85%	0.85%
FTVIPT Franklin Income Securities, Class 2	0.45%	0.25%	0.02%	N/A	0.72%	0.72%
FTVIPT Franklin Large Cap Growth Securities, Class 2	0.75%	0.25%	0.06%	N/A	1.06%	1.06%
FTVIPT Franklin Small Cap Value Securities, Class 2 (8)	0.52%	0.25%	0.18%	0.03%	0.98%	0.96%
FTVIPT Mutual Shares Securities, Class 2	0.60%	0.25%	0.18%	N/A	1.03%	1.03%
FTVIPT Templeton Foreign Securities, Class 2 (8)	0.64%	0.25%	0.15%	0.02%	1.06%	1.05%
FTVIPT Templeton Growth Securities, Class 2	0.75%	0.25%	0.04%	N/A	1.04%	1.04%
PIMCO VIT All Asset, Advisor Class (9)	0.425%	0.25%	0.00%	0.69%	1.365%	1.365%
PIMCO VIT CommodityRealReturn Strategy, Advisor Class (9), (10), (11)	0.74%	0.25%	0.09%	0.13%	1.21%	1.08%
PIMCO VIT Low Duration, Advisor Class (9)	0.50%	0.25%	0.00%	N/A	0.75%	0.75%
PIMCO VIT Real Return, Advisor Class (9), (10)	0.50%	0.25%	0.07%	N/A	0.82%	0.82%
PIMCO VIT Total Return, Advisor Class (9), (10)	0.50%	0.25%	0.09%	N/A	0.84%	0.84%
Rydex|SGI VT All-Cap Opportunity	0.90%	0.00%	0.81%	N/A	1.71%	1.71%
Rydex|SGI VT Alternative Strategies Allocation	0.00%	0.00%	0.00%	1.59%	1.59%	1.59%
Rydex|SGI VT Managed Futures Strategy (12)	1.02%	0.00%	1.18%	N/A	2.20%	2.08%
Rydex|SGI VT Multi-Hedge Strategies (12)	1.15%	0.00%	0.72%	0.08%	1.95%	1.92%
Touchstone VST Baron Small Cap Growth (13)	1.05%	0.24%	0.52%	0.01%	1.82%	1.56%
Touchstone VST Core Bond (13)	0.55%	0.08%	0.39%	0.02%	1.04%	1.02%
Touchstone VST High Yield (13)	0.50%	0.13%	0.42%	0.01%	1.06%	1.06%
Touchstone VST Large Cap Core Equity (13)	0.65%	0.10%	0.31%	N/A	1.06%	1.00%
Touchstone VST Mid Cap Growth (13)	0.80%	0.14%	0.46%	N/A	1.40%	1.17%

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Funds Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Touchstone VST Money Market	0.18%	0.20%	0.33%	N/A	0.71%	0.71%
Touchstone VST Third Avenue Value (13)	0.80%	0.22%	0.36%	0.01%	1.39%	1.18%
Touchstone VST Aggressive ETF (13)	0.40%	0.25%	0.56%	0.26%	1.47%	1.01%
Touchstone VST Conservative ETF (13)	0.40%	0.25%	0.45%	0.23%	1.33%	0.98%
Touchstone VST Enhanced ETF (13)	0.40%	0.25%	0.49%	0.24%	1.38%	0.99%
Touchstone VST Moderate ETF (13)	0.40%	0.20%	0.32%	0.23%	1.15%	0.98%
Van Kampen LIT Capital Growth, Class II	0.70%	0.25%	0.14%	N/A	1.09%	1.09%
Van Kampen LIT Comstock, Class II	0.56%	0.25%	0.04%	N/A	0.85%	0.85%
Van Kampen’s UIF Emerging Markets Debt, Class II (14)	0.75%	0.35%	0.33%	0.01%	1.44%	1.14%
Van Kampen’s UIF Emerging Markets Equity, Class II (14)	1.23%	0.35%	0.38%	0.01%	1.97%	1.65%
Van Kampen’s UIF U.S. Mid Cap Value, Class II (14)	0.72%	0.35%	0.30%	0.01%	1.38%	1.13%
Van Kampen’s UIF U.S. Real Estate, Class II (14)	0.80%	0.35%	0.34%	0.01%	1.50%	1.39%

(1) The distributor and/or the advisor have voluntarily agreed to waive fees and reimburse the Portfolio for certain expenses so that the total expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.90% of the Portfolio’s average daily net assets.  The distributor and/or advisor, at their discretion, may modify or terminate these arrangements at any time.

(2) The advisor has voluntarily agreed to waive fees and reimburse the Portfolio for certain expenses so that the total expenses (excluding any distribution and service fees, brokerage commissions, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any), after giving effect to any balance credits from the Portfolio’s custodian, do not exceed 0.95% of the Portfolio’s average daily net assets.  In addition, the distributor has voluntarily agreed to reimburse the distribution fee in excess of 0.15% when the total operating expenses applicable to the Class B shares, including distribution fees, exceed the annual rate of 1.10% of the class B shares’ average daily net assets.  The advisor and/or distributor may modify or terminate these arrangements at any time.

(3) “Other Expenses” includes an administrative services fee paid to the advisor in the amount of 0.10% of average daily net assets.

(4) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  Including these reductions, the total class operating expenses for the Portfolio would be as set forth in the Total Annual Net Expenses column in the above table.  These offsets may be discontinued at any time.

(5) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  In addition, through arrangements with the Portfolios’ custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio’s custodian expenses.  Including these reductions, the total class operating expenses for the Portfolio would have been as set forth in the Total Annual Net Expenses column in the above table.  These offsets may be discontinued at any time.

(6) The Portfolio’s manager has voluntarily agreed to reimburse the class to the extent that total operating expenses, (excluding interest, taxes, certain security lending costs, brokerage commissions and extraordinary expenses) as a percentage of its average net assets, exceed 1.25%.  This arrangement can be discontinued by the Portfolio’s manager at any time.

(7) Management fees for the Portfolio have been reduced to 0.10%, and class expenses are limited to 0.35% (these limits do not apply to interest, taxes, brokerage commissions, security lending fees, or extraordinary expenses).  This expense limit may not be increased without approval of the Portfolio’s shareholders and board of trustees.  Thus, the expense limit is required by contract and is not voluntary on the Portfolio manager’s part.

(8) The manager and administrator have agreed in advance to reduce their fees as a result of the Portfolio’s investment in a Franklin Templeton money market fund (the Sweep Money Fund is the acquired fund reflected in the “Acquired Funds Fees and Expenses” column in the above table).  This reduction is required by the trust’s board of trustees and an exemptive order of the SEC; this arrangement will continue as long as the exemptive order is relied upon.

(9) “Management Fees” reflect advisory and a supervisory and administrative fee payable by the Portfolio to the advisor.

(10) “Other Expenses” reflect interest expense.  Interest expense is based on the amounts incurred during the Portfolio’s most recent fiscal year as a result of entering into certain investments, such as reverse repurchasing agreements.  This interest expense is required to be treated as an expense of the Portfolio for accounting purposes, but the amount of the interest expense (if any) will vary with the Portfolio’s use of those investments as an investment strategy.

(11) PIMCO Cayman Commodity Portfolio I Ltd. (the Subsidiary) has entered into a separate contract with the advisor for the management of the Subsidiary’s portfolio pursuant to which the Subsidiary pays the advisor a management fee and administrative services fee at the annual rates of 0.49% and 0.20%, respectively, of its net assets.  The advisor has contractually agreed to waive the advisory fee and the supervisory and administrative fee it receives from the Portfolio in an amount equal to the management fee and administrative services fee, respectively, paid to the advisor by the Subsidiary.  This waiver may not be terminated by advisor and will remain in effect for as long as advisor’s contract with the Subsidiary is in place.

(12) The Portfolio invests in a subsidiary, which has entered into a separate advisory agreement with the advisor for the management of the subsidiary’s portfolio.  The advisor has contractually agreed to waive the management fee it receives from the Portfolio in an amount equal to the management fee paid to the advisor by the subsidiary.  This waiver will continue as long as the Portfolio invests in the subsidiary, and may not be terminated without the prior approval of the Portfolio’s board of trustees.

(13) The advisor and the trust have entered into an expense limitation agreement whereby the advisor has contractually agreed to waive a portion of its fees and/or reimburse certain expenses in order to limit annual fund operating expenses to the amount reflected in the Total Annual Net Expenses column, minus the amount in the Acquired Funds Fees and Expenses column, in the above table.  This expense limitation will remain in effect until at least April 29, 2011, but can be terminated by a vote of the Board of Trustees of the fund if they deem the termination to be beneficial to the shareholders.

(14) The advisor has voluntarily agreed to reimburse the Portfolio for all expenses, which resulted in the net expenses as reflected in the Total Annual Net Expenses column in the above table.  This reimbursement is voluntary and can be discontinued at any time.

We have entered into agreements with the investment advisors or distributors of each of the Portfolios.  Under the terms of these agreements, we will provide administrative, marketing and distribution services to the Portfolios.  The Portfolios or their investment advisors or distributors pay us fees equal to an annual rate ranging from 0.05% to 0.45% of the average daily net assets invested by the Variable Account Options in the Portfolios.  These fees may be paid by the investment advisors from the investment advisors’ assets or from the Portfolios under distribution and/or servicing plans adopted by the Portfolios pursuant to Rule 12b-1 under the Investment Company Act of 1940 (1940 Act).  In addition, we may receive marketing allowances from investment advisors to support training and distribution efforts.

Examples

The examples that follow are intended to help you compare the cost of investing in this contract with the cost of investing in other variable annuity contracts.  Each example assumes that you invest $10,000 in the contract for the time period indicated.  Each example also assumes that your investment has a 5% return each year.  Your actual costs may be higher or lower.

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, maximum Portfolio operating expenses, the cost of the Highest Anniversary Death Benefit and the maximum cost of the GLIA Spousal Rider, where the younger Annuitant is age 65 on the Contract Date.  If the current cost of the GLIA Spousal rider was used, the total cost would be less than indicated in this example.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,334	$2,404	$3,178	$6,378

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$634	$1,904	$3,178	$6,378

The following example includes withdrawal charges, the annual administrative charge, the mortality and expense risk charge, and maximum Portfolio operating expenses.  Based on these assumptions, your costs would be:

If you surrender your contract at the end of the applicable period:

1 year	3 years	5 years	10 years
$1,145	$1,842	$2,248	$4,553

If you keep your contract in force or select an Annuity Benefit with a life contingency at the end of the applicable period:

1 year	3 years	5 years	10 years
$445	$1,342	$2,248	$4,553

Accumulation Unit Values

See Appendix A.

Summary of Contract

“We,” “our,” “us,” “the Company” and “National Integrity” mean National Integrity Life Insurance Company.  “You” and “your” mean the owner.  This variable annuity contract is a contract between you and us.  You, as the owner, have certain rights under the contract.  If you purchase this annuity contract as a Nonqualified Annuity, the Annuitant named by you may be you or another person.  It is important that you carefully select the owner, Annuitant, the owner’s beneficiary and the Annuitant’s beneficiary in order to achieve your objectives.  See Part 5, sections titled “Death Benefit Paid on Death of Annuitant,” “Distribution on Death of Owner,” and “Spousal Continuation;” see also Appendix C.

Your contract may be issued as a discretionary group annuity, in which case you may be referred to as “Participant” in the contract and the contract may be referred to as a “Certificate.”  Your rights under a group certificate are the same as under an individual contract, as reflected in this prospectus.

Investment Goals and Risks

This contract allows you to accumulate money for retirement or other long term goals.  An investment in any of the Variable Account Options carries with it certain risks, including the risk that the value of your investment will decline and you could lose money.  The Variable Account Options invest in Portfolios, most of which invest in common stocks.  You could lose money if one of the issuers of the stocks becomes financially impaired or if the stock market as a whole declines.  There is also the inherent risk that holders of common stock generally are behind creditors and holders of preferred stock for payments in the event of the bankruptcy of a stock issuer.

For a complete discussion of the risks associated with investing in any particular Variable Account Option, see the prospectus of the corresponding Portfolio with the same name.

Your Rights and Benefits

As the owner of the contract, you have the following rights:

•                  To contribute, transfer and withdraw money.  See Part 5

•                  To invest in the Investment Options.  See Part 3.

•                  To elect an Annuity Benefit.  See Part 5, section titled “Maximum Retirement Date and Annuity Benefit.”

•                  To elect optional benefits available at the time you purchase the annuity contract.  See Part 6.

•                  To name the Annuitant.

•                  To name the Annuitant’s beneficiary to receive the Death Benefit upon the death of the Annuitant.  See Part 5, section titled “Death Benefit Paid on Death of Annuitant.”

•                  To name the owner’s beneficiary to receive a distribution upon your death, as owner, or the death of a joint owner, if any.  If there are joint owners, the death of either one will be treated as the death of both under this contract, and a Distribution on Death will be required to be made to the owner’s beneficiary.  The joint owner is not the owner’s beneficiary.  See Part 5, section titled “Distribution on Death of Owner.”

Your rights are subject to the rules and significant limitations stated in your contract, in this prospectus and under the Tax Code.

This contract is intended to offer only annuity and related benefits (including death benefits and optional living benefits) to natural persons and their beneficiaries, and to assume the related risks.  This contract is not intended for use by institutional investors.  We may reject changes to the parties named in the contract if the risk originally assumed by us in issuing the contract is materially altered, multiple annuity contracts issued by us are being utilized to cover a single risk, or if the result of the change is to transfer rights or benefits to an institutional investor.

Account Value and Surrender Value

Your Account Value consists of the values of your Investment Options added together.  Any amount allocated to a Variable Account Option will go up or down in value depending on the investment experience of the corresponding Portfolio.  The value of contributions allocated to the Variable Account Options is not guaranteed.  The value of your contributions allocated to the Fixed Accounts is guaranteed, subject to any applicable MVAs.  Your Account Value also is subject to various charges.  See Part 4.

Your Adjusted Account Value is your Account Value, increased or decreased by any MVAs.  See Part 3, section titled “Market Value Adjustments.”

Your Surrender Value is equal to your Adjusted Account Value, minus any withdrawal charge, minus the pro rata portion of the annual administrative charges and optional benefit charges, if applicable, and minus any applicable premium tax.  See Part 4.

Your minimum Account Value is $5,000.  If the Account Value goes below the minimum Account Value and we have received no contributions from you for three Contract Years, we reserve the right to terminate the contract and pay you the Account Value.  We will notify you in advance and will give you at least 60 days to make additional contributions if you wish to keep your contract in force.

Your Right to Revoke (Free Look Period)

You may cancel your contract within 10 days after you receive it by returning it to our Administrative Office by mail, postmarked within the 10-day period.  We will extend the 10-day period if required by state law.  If you cancel your contract, we will return your Account Value, which may be more or less than your original contribution depending upon the investment experience of the Variable Account Options you selected.  You bear the investment risk during the 10-day period, as well as any fees and charges incurred during the period your contract is in force.  See Part 4 for more discussion of the fees and charges.  Some states require that we return your contribution, or some amount other than your Account Value.  In which case, we will return the greater of the amount required by state law and your Account Value.

How Your Contract is Taxed

Your benefits under the contract are controlled by the Tax Code and the associated rules and regulations governing annuities, including the deferral of taxes on your investment growth until you actually make a withdrawal or begin receiving annuity payments.  You should read Part 8, “Tax Aspects of the Contract” for more information and consult a tax advisor.  We do not provide tax advice.  Generally, the withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty on the taxable portion of the amounts withdrawn.  This contract may be a Qualified Annuity, purchased to provide benefits under certain tax-favored retirement programs, such as IRAs; however, this contract provides no additional tax deferral benefit, as these programs already provide tax deferral.

Part 2 — National Integrity and the Separate Account

National Integrity Life Insurance Company

National Integrity is a stock life insurance company incorporated under the laws of New York on November 22, 1968.  Our home office is located at 15 Matthews Street, #200, Goshen, New York 10924.  We are authorized to sell life insurance and annuities in 8 states and the District of Columbia.  National Integrity is a subsidiary of The Western and Southern Life Insurance Company, a life insurance company organized under the laws of the State of Ohio on February 23, 1888.  The Western and Southern Life Insurance Company has guaranteed the insurance obligations of National Integrity to its contract owners, including the owners of this contract (the Guarantee).  Insurance obligations include the Account Value invested in the Fixed Accounts, the Death Benefit and Annuity Benefit.  The Guarantee does not guarantee investment performance on the portion of your Account Value invested in the Variable Account Options.  The Guarantee provides that contract owners can enforce the Guarantee directly.

Separate Account I and the Variable Account Options

Separate Account I was established in 1986, and is maintained under the insurance laws of the State of New York.  The Separate Account is a unit investment trust, which is a type of investment company under the 1940

Act.  The Separate Account invests in the Variable Account Options.  Each Variable Account Option invests in shares of a corresponding Portfolio (or “Fund”) with the same name.  We may add, substitute or close Variable Account Options from time to time.  The Variable Account Options currently available to you are listed in Part 3.

Under New York law, we own the assets of our Separate Account and use them to support the Variable Account Options of your contract and other variable annuity contracts.  You participate in the Separate Account in proportion to the amounts in your Variable Account Options.

Income, gains and losses, whether realized or unrealized, from assets allocated to the Separate Account are credited to or charged against the Separate Account without regard to our other income, gains or losses.  The assets of the Separate Account may not be charged with the liabilities arising out of our other businesses.  We may allow fees that are owed to us to stay in the Separate Account, and, in that way, we can participate proportionately in the Separate Account.

Distribution of Variable Annuity Contracts

Touchstone Securities, Inc., an affiliate of National Integrity, serves as the principal underwriter for our variable annuity contracts.  The principal business address of Touchstone Securities is 303 Broadway, Cincinnati, Ohio 45202.  The contracts are sold by individuals who represent us as insurance agents and who are also registered representatives of broker-dealers or financial institutions that have entered into distribution agreements with us.

Changes In How We Operate

We can change how the Company or our Separate Account operates, subject to your approval when required by the 1940 Act or other applicable laws.  We will notify you if any change results in a material change in the underlying Portfolios or Variable Account Options.  We may:

•   add, remove or combine Investment Options or withdraw assets relating to your contract from one Variable Account Option and put them into another;

•   register or end the registration of the Separate Account under the 1940 Act;

•   operate our Separate Account under the direction of a committee or discharge a committee at any time (the committee may be composed of a majority of persons who are “interested persons” of National Integrity);

•   restrict or eliminate any voting rights of owners or others that affect our Separate Account;

•   cause one or more Variable Account Options to invest in a Fund other than or in addition to the Portfolios;

•   operate our Separate Account or one or more of the Investment Options in any other form the law allows, including a form that allows us to make direct investments.  We may make any legal investments we wish.

Part 3 - Your Investment Options

You may invest your contributions to this contract in the Variable Account Options, the Fixed Accounts or both.  (If you purchase the GLIA Rider, your Investment Options are limited.  See Part 6.)

Each Variable Account Option (also called a subaccount) invests in shares of a mutual fund, referred to as a Portfolio (or “Fund”).  Each Variable Account Option and its corresponding Portfolio share the same name.  The value of your Variable Account Option will vary with the performance of the corresponding Portfolio.  For a full description of each Portfolio, see the Portfolio’s prospectus and SAI.

The Variable Account Options

A brief description of each Portfolio and the name of the advisor are provided below.  Management fees and other expenses deducted from each Portfolio, as well as principal risks of investing, and more information about the Portfolio’s principal investment strategies, are described in that Portfolio’s prospectus.  For a prospectus containing complete information on any Portfolio, call our Administrative Office toll-free at 1-800-433-1778.

Columbia Funds Variable Insurance Trust

Each Portfolio is a series of the Columbia Funds Variable Insurance Trust, which is a mutual fund registered with the SEC.  Columbia Management Investment Advisers, LLC is the investment advisor to each Portfolio and is located at 100 Federal Street, Boston, MA 02110.

Following is a summary description of the Columbia VIT Portfolios.  There are no guarantees that a Portfolio will achieve its objectives.  You should read each Columbia VIT Portfolio’s prospectus carefully before investing.

Columbia Mid Cap Value Fund, Variable Series

The Mid Cap Value Fund, Variable Series, seeks long-term capital appreciation.  Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell Midcap Value Index at the time of purchase, which the advisor believes are undervalued and have the potential for long-term growth.  The Portfolio may invest up to 20% of total assets in foreign securities.  The Portfolio also may invest in real estate investment trusts.  The advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Portfolio.

Columbia Small Cap Value Fund, Variable Series

The Small Cap Value Fund, Variable Series, seeks long-term capital appreciation.  Under normal circumstances, the Portfolio invests at least 80% of its net assets in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000 Value Index at the time of purchase, which the advisor believes are undervalued and have the potential for long-term growth.  The Portfolio may invest up to 20% of total assets in foreign securities.  The Portfolio may also invest in real estate investment trusts.  The advisor combines fundamental and quantitative analysis with risk management in identifying value opportunities and constructing the Portfolio.

DWS Investments VIT Funds

The fund is a series of the DWS Investment VIT Funds, which is a mutual fund registered with the SEC.  Deutsche Investment Management Americas Inc. is the investment advisor for the fund and is located at 345 Park Avenue, New York, NY 10154.

Following is a summary description of the fund.  There are no guarantees that a fund will achieve its objectives.  You should read the DWS Investments VIT Fund’s prospectus carefully before investing.

DWS Small Cap Index VIP

The DWS Small Cap Index VIP seeks to replicate, as closely as possible (before expenses are deducted), the performance of the Russell 2000 Index, which emphasizes stocks of small US companies.

Fidelity® Variable Insurance Products

Each Portfolio is a series of a Fidelity Variable Insurance Products trust, each of which is a mutual fund registered with the SEC.  Fidelity Management & Research Company (FMR) is the investment advisor to each Portfolio, except VIP Freedom Portfolios, which is advised by Strategic Advisers®, Inc.  Both FMR and Strategic Advisers, Inc. are located at 82 Devonshire Street, Boston, MA 02109.

Following is a summary description of each Fidelity VIP Portfolio.  There are no guarantees that a Portfolio will achieve its objective.  You should read each Fidelity VIP Fund prospectus carefully before investing.

Fidelity VIP Asset ManagerSM Portfolio

The VIP Asset Manager Portfolio seeks high total return with reduced risk over the long term by allocating its assets among stocks, bonds and short-term instruments maintaining a neutral mix over time of 50% of assets in stocks, 40% of assets in bonds, and 10% of assets in short-term and money market instruments.  FMR invests in domestic and foreign issuers either directly or by investing in Fidelity central funds.

Fidelity VIP Balanced Portfolio

The VIP Balanced Portfolio seeks income and capital growth consistent with reasonable risk by investing approximately 60% of assets in stocks and other equity securities and the remainder in bonds and other debt securities, including lower-quality debt securities, when its outlook is neutral.  FMR invests at least 25% of the

Portfolio’s total assets in fixed-income senior securities, including debt securities and preferred stock.  FMR invests in domestic and foreign issuers.  With respect to equity investments, FMR emphasizes above average income-producing equity securities, which tends to lead to investment in stocks that have more “value” characteristics than “growth” characteristics.  FMR analyzes issuers using fundamental factors and evaluating each security’s current price relative to the estimated long-term value to select investments.  FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio.

Fidelity VIP Contrafund® Portfolio

The VIP Contrafund® Portfolio seeks long-term capital appreciation.  FMR normally invests the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR invests the Portfolio’s assets in securities of companies whose value it believes is not fully recognized by the public.  FMR allocates the Portfolio’s assets across different market sectors, using different Fidelity managers, and may invest in “growth” stocks, “value” stocks or both.  FMR uses fundamental analysis to select investments.

Fidelity VIP Disciplined Small Cap Portfolio

The VIP Disciplined Small Cap Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign issuers, and normally investing at least 80% of assets in securities of companies with small market capitalizations, which, for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell 2000® Index or the Standard & Poor’s® SmallCap 600 Index.  FMR invests in either “growth” stocks, “value” stocks or both and uses computer-aided, quantitative analysis of historical valuation, growth, profitability, and other factors.

Fidelity VIP Equity-Income Portfolio

The VIP Equity-Income Portfolio seeks reasonable income.  The Portfolio will also consider the potential for capital appreciation.  The goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).  FMR normally invests 80% of assets in equity securities, primarily in income-producing equity securities, which tends to lead to investments in large cap “value” stocks, and potentially invests in other types of equity securities and debt securities, including lower-quality debt securities.  FMR invests in domestic and foreign issuers using fundamental analysis to select investments.

Fidelity VIP Freedom 2010 Portfolio

The VIP Freedom 2010 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2010 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2010).

Fidelity VIP Freedom 2015 Portfolio

The VIP Freedom 2015 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2015 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2015).

Fidelity VIP Freedom 2020 Portfolio

The VIP Freedom 2020 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2020 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2020).

Fidelity VIP Freedom 2025 Portfolio

The VIP Freedom 2025 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2025 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2025).

Fidelity VIP Freedom 2030 Portfolio

The VIP Freedom 2030 Portfolio seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.  FMR invests in a combination of underlying Fidelity VIP equity, fixed-income, and short-term funds using a moderate asset allocation strategy designed for investors expecting to retire around the year 2030 and allocates assets among underlying Fidelity funds according to an asset allocation strategy that becomes increasingly conservative until it reaches 20% in domestic equity funds, 35% in investment-grade fixed-income funds, 5% in high yield fixed-income funds, and 40% in short-term funds (approximately 10 to 15 years after the year 2030).

Fidelity VIP Growth Portfolio

The VIP Growth Portfolio seeks capital appreciation by investing primarily in common stocks of domestic and foreign companies FMR believes have above-average growth potential.  FMR uses fundamental analysis to select investments.

Fidelity VIP High Income Portfolio

The VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.  FMR normally invests the Portfolio’s assets primarily in income-producing debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.  FMR may also invest the Portfolio’s assets in non-income producing securities, including defaulted securities and common stocks.  FMR invests in domestic and foreign issuers and may invest in companies that are in troubled or uncertain financial condition.  FMR uses fundamental analysis of each issuer and its potential for success in light of its current financial condition, its industry position, and market and economic conditions to select investments.

Fidelity VIP Index 500 Portfolio

The VIP Index 500 Portfolio seeks investment results that correspond to the total return of common stocks publicly traded in the United States as represented by the Standard & Poor’s 500SM Index (S&P 500®).  FMR normally invests at least 80% of the Portfolio’s assets in common stocks included in the S&P 500 and lends securities to earn income.

Fidelity VIP Investment Grade Bond Portfolio

The VIP Investment Grade Bond Portfolio seeks as high a level of current income as is consistent with the preservation of capital by normally investing at least 80% of assets in investment-grade debt securities of all types, including those issued by domestic and foreign issuers, and repurchase agreements for those securities.  The Portfolio may invest in lower-quality debt securities.  FMR manages the Portfolio to have overall interest rate risk similar to the Barclays Capital U.S. Aggregate Bond Index.  FMR analyzes the credit quality of the issuer, security-specific features, current and potential future valuation, and trading opportunities to select investments.  FMR invests in Fidelity’s central funds and engages in transactions that have a leveraging effect on the Portfolio.

Fidelity VIP Mid Cap Portfolio

The VIP Mid Cap Portfolio seeks long-term growth of capital by investing the Portfolio’s assets primarily in common stocks of domestic and foreign issuers.  FMR normally invests at least 80% of the Portfolio’s assets in securities of companies with medium market capitalizations.  Medium market capitalization companies are those with market capitalization, which for purposes of this Portfolio, are those companies with market capitalizations similar to companies in the Russell Midcap® Index or the Standard & Poor’s® MidCap 400 Index.  FMR may buy “growth” stocks, “value” stocks, or both, and may potentially invest in companies with smaller or larger market capitalizations.  FMR uses fundamental analysis to select investments.

Fidelity VIP Overseas Portfolio

The VIP Overseas Portfolio seeks long-term growth of capital primarily through investments in common stock.  FMR normally invests at least 80% of the Portfolio’s assets in non-U.S. securities.  FMR allocates investments across countries and regions and uses fundamental analysis to select investments.

Franklin Templeton Variable Insurance Products Trust

Each Portfolio is a series of the Franklin Templeton Variable Insurance Products Trust (FTVIPT), which is a mutual fund registered with the SEC.  Affiliates of Franklin Resources, Inc., which operates as Franklin® Templeton® Investments, serve as the investment advisors for the Portfolios as indicated below.

Below is a summary description of the Franklin Templeton Variable Insurance Products Trust Funds.  There are no guarantees that a Portfolio will achieve its objective.  You should read each Franklin Templeton VIPT Fund prospectus carefully before investing.

FTVIPT Franklin Growth and Income Securities Portfolio

The Franklin Growth and Income Securities Portfolio seeks capital appreciation with current income as a secondary goal.  The Portfolio normally invests predominantly in equity securities, including securities convertible into common stock.  The investment advisor for this Portfolio is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Income Securities Portfolio

The Franklin Income Securities Portfolio seeks to maximize income while maintaining prospects for capital appreciation.  The Portfolio normally invests in both debt and equity securities.  The investment advisor for this Portfolio is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Large Cap Growth Securities Portfolio

The Franklin Large Cap Growth Securities Portfolio seeks capital appreciation.  The Portfolio normally invests at least 80% of its net assets in investments of large capitalization companies.  The investment advisor for this Portfolio is Franklin Advisers, Inc., located at One Franklin Parkway, San Mateo, CA 94403.

FTVIPT Franklin Small Cap Value Securities Portfolio

The Franklin Small Cap Value Securities Portfolio seeks long-term total return.  The Portfolio normally invests at least 80% of its net assets in investments of small capitalization companies.  The investment advisor is Franklin Advisory Services, LLC, located at One Parker Plaza, Ninth Floor, Fort Lee, NJ 07024.

FTVIPT Mutual Shares Securities Portfolio

The Mutual Shares Securities Portfolio seeks capital appreciation, with income as a secondary goal.  The Portfolio normally invests primarily in U.S. and foreign equity securities that the advisor believes are undervalued.  The Portfolio also invests, to a lesser extent, in risk arbitrage securities and distressed companies.  The investment advisor for this Portfolio is Franklin Mutual Advisers, LLC, located at 101 John F. Kennedy Parkway, Short Hills, NJ 07078.

FTVIPT Templeton Foreign Securities Portfolio

The Templeton Foreign Securities Portfolio seeks long-term capital growth.  The Portfolio normally invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.  The investment advisor for this Portfolio is Templeton Investment Counsel, LLC, located at 500 East Broward Blvd., Suite 2100, Fort Lauderdale, FL 33394.

FTVIPT Templeton Growth Securities Portfolio

The Templeton Growth Securities Portfolio seeks long-term capital growth.  The Portfolio normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.  The investment advisor for this Portfolio is Templeton Global Advisors Limited, located at Lyford Cay, Nassau, Bahamas.

PIMCO Variable Insurance Trust

Each Portfolio is a series of the PIMCO Variable Insurance Trust, which is a mutual fund registered with the SEC.  Pacific Investment Management Company LLC (PIMCO) is the investment advisor to each Portfolio and is located at 840 Newport Center Drive, Newport Beach, California 92660.

Below is a summary description of the PIMCO Variable Insurance Trust Portfolios.  There are no guarantees that a Portfolio will achieve its objective.  You should read each PIMCO VIT Fund prospectus carefully before investing.

PIMCO VIT All Asset Portfolio

The All Asset Portfolio seeks maximum real return consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests in the Institutional Class of other PIMCO funds and does not invest directly in stocks or bonds of other issuers.  The Portfolio is a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.

PIMCO VIT CommodityRealReturnTM Strategy Portfolio

The CommodityRealReturn Strategy Portfolio seeks maximum real return consistent with prudent investment management.  The Portfolio normally invests in commodity-linked derivative instruments, backed by a portfolio of inflation-indexed securities and other fixed income instruments.  The Portfolio may also invest in common and preferred stocks, as well as convertible securities of issuers in commodity-related industries.

PIMCO VIT Low Duration Portfolio

The Low Duration Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.  The average Portfolio duration varies from 1-3 years.

PIMCO VIT Real Return

The Real Return Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.  The Portfolio normally invests at least 80% of its net assets in inflation-indexed bonds of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities and corporations, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

PIMCO VIT Total Return

The Total Return Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.  The Portfolio normally invests at least 65% of its total assets in a diversified portfolio of fixed income instruments of varying maturities, which may be represented by forwards or derivatives, such as options, futures contracts or swap agreements.

Rydex Variable Trust

Each Portfolio is a series of The Rydex Variable Trust, which is a mutual fund registered with the SEC.  Security Global Investors is the investment advisor to each Portfolio and is located at 9601 Blackwell Road, Suite 500, Rockville, Maryland 20850.

Below is a summary description of the each Rydex|SGI VT Portfolio.  There are no guarantees that a Portfolio will achieve its objective.  You should read each Rydex|SGI VT Fund prospectus carefully before investing.

Rydex|SGI VT All-Cap Opportunity Fund

The All-Cap Opportunity Fund seeks long-term capital appreciation by moving its investments among different sectors or industries.  The advisor uses a quantitative methodology to rank approximately sixty different industries based on several measures of momentum, including price momentum.  The advisor then invests in common stock of the top ranked industries.

Rydex|SGI VT Alternative Strategies Allocation Fund

The Alternative Strategies Allocation Fund seeks to deliver a return that has a low correlation to the returns of traditional stock and bond asset classes as well as provide capital appreciation.  The Portfolio invests principally in a diversified portfolio of affiliated and unaffiliated funds that represent alternative and non-traditional asset classes and/or strategies.

Rydex|SGI VT Managed Futures Strategy Fund

The Managed Futures Strategy Fund seeks to provide investment results that match the performance of a benchmark for measuring trends in the commodity and financial futures markets.  The Portfolio’s current benchmark is the Standard & Poor’s Diversified Trends Indicator®.  The advisor will invest substantially all of the Portfolio’s net assets in commodity, currency and financial-linked instruments whose performance is expected to correspond to that of the benchmark.

Rydex|SGI VT Multi-Hedge Strategies Fund

The Multi-Hedge Strategies Fund seeks long-term to provide capital appreciation with less risk than traditional equity funds.  The Portfolio pursues multiple investment styles that correspond to investment strategies widely employed by hedge funds.

Touchstone® Variable Series Trust

Each Portfolio is a series of the Touchstone Variable Series Trust, which is a mutual fund registered with the SEC.  Touchstone Advisors, Inc., which is affiliated with us, advises each of the Portfolios, along with a sub-advisor that is listed under each Portfolio description below.  The advisor is located at 303 Broadway, Suite 1100, Cincinnati, Ohio 45202.

Below is a summary description of each Touchstone VST Portfolio.  There are no guarantees that a Portfolio will achieve its objective.  You should read each Touchstone VST Fund prospectus carefully before investing.

Touchstone VST Baron Small Cap Growth Fund

The Baron Small Cap Growth Fund seeks long-term capital appreciation, by normally investing at least 80% of its assets in common stocks of small-sized growth companies.  A small-sized growth company is defined as a company having a market capitalization of under $2.5 billion at the time of purchase.  The sub-advisor seeks securities it believes have favorable price to value characteristics and the potential to increase in value at least 100% over four or five subsequent years.  BAMCO, Inc. is the sub-advisor for the fund and is located at 767 Fifth Avenue, New York, NY 10153.

Touchstone VST Core Bond Fund

The Core Bond Fund seeks to provide as high a level of current income as is consistent with the preservation of capital.  Capital appreciation is a secondary goal.  The sub-advisor normally invests at least 80% of the Portfolio’s assets in bonds, including mortgage-related securities, asset-backed securities, government securities and corporate debt securities.  The sub-advisor may invest up to 20% of the assets in non-investment grade debt securities rated as low as B.  The sub-advisor analyzes the overall investment opportunities and risks in different sectors of the debt securities markets by focusing on maximizing total return while reducing volatility.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST High Yield Fund

The High Yield Fund seeks to achieve a high level of current income as its main goal, with capital appreciation as a secondary consideration.  The sub-advisor normally invests at least 80% of the Portfolio’s assets in non-investment grade debt securities, generally issued by domestic corporations.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Large Cap Core Equity Fund

The Large Cap Core Equity Fund seeks long-term capital appreciation as its primary goal and income as its secondary goal.  The sub-advisor invests at least 80% of the Portfolio’s assets in common stocks of companies with market capitalizations in the range of the Russell 1000 Index at the time of purchase.  The sub-advisor selects stocks that it believes are attractively valued with active catalysts in place.  Todd Verdedus Asset Management LLC is the sub-advisor for the fund and is located at 101 South Fifth Street, Suite 3160, Louisville, KY 40202.

Touchstone VST Mid Cap Growth Fund

The Mid Cap Growth Fund seeks to increase the value of fund shares as a primary goal and to earn income as a secondary goal.  The sub-advisors normally invest at least 80% of the Portfolio’s assets in common stocks of mid cap companies, which are defined as companies having a market capitalization between $1.5 billion and

$12 billion or in the range of market capitalizations represented in the Russell Midcap Index.  The fund is sub-advised by two separate management teams that use different style methodologies: Westfield Capital Management Company, L.P., located at One Financial Center, Boston, MA 02111, uses a growth approach, investing in companies that have earnings it believes may grow faster than the U.S. economy in general due to new products, management changes at the company or economic shocks such as high inflation or sudden increases or decreases in interest rates; and TCW Investment Management Company, located at 865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017 uses a value approach, investing in companies that it believes are undervalued, including those with unrecognized asset values, undervalued growth or those undergoing a turnaround.

Touchstone VST Money Market Fund

The Money Market Fund seeks high current income, consistent with liquidity and stability of principal by investing primarily in U.S. government securities and high-quality money market instruments rated in the top two rating categories.  The fund is a money market fund and seeks to maintain a constant share price of $1.00, although there is no guarantee that it will do so.  Fort Washington Investment Advisors, Inc., which is affiliated with us, is the sub-advisor for the fund and is located at 303 Broadway, Suite 1200, Cincinnati, OH 45202.

Touchstone VST Third Avenue Value Fund

The Third Avenue Value Fund seeks long-term capital appreciation by investing mainly in common stocks of well-financed companies (companies without significant liabilities in comparison to their liquid resources) at a discount relative to what the sub-advisor believes is their liquid value.  The Portfolio is non-diversified.  The sub-advisor invests in companies regardless of market capitalization and invests in both domestic and foreign securities.  Third Avenue Management LLC is the sub-advisor for fund and is located at 622 Third Avenue, New York, NY 10017.

Touchstone VST ETF Funds

The Touchstone VST ETF Funds (ETF Funds) are mutual funds that invest fixed percentages of assets in various exchange-traded funds, including series of the iShares® Funds Trust.  Because the ETF Funds invest in other mutual funds rather than in individual securities, each ETF Fund is considered a “fund of funds” and bears a proportionate share of the expenses charged by the underlying funds in which it invests.  You can invest directly in exchange traded funds (ETFs) and do not have to invest through a variable annuity or mutual fund.

In addition, the underlying ETFs trade like a stock on a securities exchange and may be purchased and sold throughout the trading day based on their market price.  Each ETF that is held by one of the ETF Funds is an “index fund,” which seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of a particular index.  It is not possible to invest directly in the index.

Each ETF Fund allocates its assets among a group of ETFs in different percentages.  Therefore, each ETF Fund has different indirect asset allocations of stocks, bonds, and cash, reflecting varying degrees of potential investment risk and reward for different investment styles and life stages.

As a result of market gains or losses by the underlying ETFs, the percentage of any of the ETF Funds’ assets invested in stocks or bonds at any given time may be different than that ETF Fund’s planned asset allocation model.  Stock and bond markets, and the sub-categories of assets within them, such as value, growth, large cap and small cap, have returns that vary from year to year.  Because the changes in returns for these assets affect their expected return in the future, they require monitoring and potentially some rebalancing of the allocation models.  The sub-advisor will monitor the models and may update and revise the asset allocation percentages employed by each model to reflect changes in the marketplace.  The advisor will rebalance each ETF Fund’s assets annually (except the Enhanced ETF Fund, which will be assessed by the sub-advisor on a semi-annual basis and may be reallocated if market conditions so indicate) in accordance with the asset allocation model then in effect.  The sub-advisor reserves the right to rebalance more or less frequently depending upon market conditions, investment experience, and other factors it deems appropriate.

Todd Verdedus Asset Management LLC is the advisor for the ETF funds, and is located at 101 South Fifth Street, Suite 3160, Louisville, KY 40202.

Touchstone VST Aggressive ETF Fund

The Aggressive ETF Fund seeks capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 80% of the Portfolio’s assets in stocks and 20% in bonds.

Touchstone VST Conservative ETF Fund

The Conservative ETF Fund seeks total return by investing for income and capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 65% of the Portfolio’s assets in bonds and 35% in stocks.

Touchstone VST Enhanced ETF Fund

The Enhanced ETF Fund seeks high capital appreciation.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  Those asset classes with the best relative strength, as measured by their relative performance over the prior six months, are overweighted for six months, while the other asset classes are underweighted, thereby increasing the potential for enhanced performance with lower volatility.

Touchstone VST Moderate ETF Fund

The Moderate ETF Fund seeks total return by investing primarily for capital appreciation and secondarily for income.  The sub-advisor invests primarily in a group of funds of the iShares Trust using a system that prescribes allocations among asset classes intended to minimize expected risk while structuring the Portfolio to optimize potential returns based on historical measures on how each asset class performs.  The sub-advisor typically allocates about 60% of the Portfolio’s assets in stocks and 40% in bonds.

Van Kampen LIT Portfolios

Each Portfolio is a series of the Van Kampen Life Insurance Trust, which is a mutual fund registered with the SEC.  Van Kampen Asset Management is the investment advisor for each of the LIT Portfolios and is located at 522 Fifth Avenue, New York, NY 10036.

Below is a summary description of the Portfolios of Van Kampen Life Investment Trust.  There are no guarantees that a Portfolio will achieve its objective.  You should read each Van Kampen LIT Portfolio prospectus carefully before investing.

Van Kampen LIT Capital Growth Portfolio

The LIT Capital Growth Portfolio seeks capital appreciation.  Under normal market conditions, the Portfolio invests primarily in growth-oriented companies, emphasizing a bottom-up stock selection process, seeking attractive growth investments on an individual company basis.

Van Kampen LIT Comstock Portfolio

The LIT Comstock Portfolio seeks capital growth and income through investment in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.  The Portfolio emphasizes a value style of investing, seeking well-established, undervalued companies, which the advisor believes have potential for capital growth and income.  The Portfolio may invest up to 25% of its total assets in securities of foreign issuers.

Van Kampen’s Universal Institutional Funds, Inc. Portfolios

Each Portfolio is a series of the The Universal Institutional Funds, Inc. (UIF), which is a mutual fund registered with the SEC.  Morgan Stanley Investment Management Inc., which does business in certain instances as Van Kampen, is the investment advisor for each of the UIF Portfolios and is located at 522 Fifth Avenue, New York, NY 10036.

Below is a summary description of the Portfolios of The Universal Institutional Funds, Inc.  There are no guarantees that a Portfolio will achieve its objective.  You should read each Van Kampen’s UIF Portfolio prospectus carefully before investing.

Van Kampen’s UIF Emerging Markets Debt Portfolio

The UIF Emerging Markets Debt Portfolio seeks high total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.  Using macroeconomic and fundamental analysis, the advisor seeks to identify emerging markets or developing countries that are believed to be undervalued and have attractive or improving fundamentals.  After the country allocation is determined, the sector and security selection is made within each country.

Van Kampen’s UIF Emerging Markets Equity Portfolio

The UIF Emerging Markets Equity Portfolio seeks long-term capital appreciation by investing primarily in growth-oriented equity securities of issuers in emerging market countries.  The Portfolio’s investment approach combines top-down country allocation with bottom-up stock selection.  Investment selection criteria include attractive growth characteristics, reasonable valuations and company management with strong shareholder value orientation.

Van Kampen’s UIF U.S. Mid Cap Value Portfolio

The UIF U.S. Mid Cap Value Portfolio seeks above-average total return over a market cycle of three to five years by investing primarily in common stocks and other equity securities.  The advisor invests primarily in common stocks of companies traded on a United States securities exchange with capitalizations generally in the range of companies included in the Russell Midcap Value Index.  The Portfolio may purchase stocks that typically do not pay dividends.  The advisor seeks attractively valued companies experiencing a change that it believes could have a positive impact on the company’s outlook, such as a change in management, industry dynamics or operational efficiency.

Van Kampen’s UIF U.S. Real Estate Portfolio

The UIF U.S. Real Estate Portfolio seeks to provide above-average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts (REITs).  The Portfolio focuses on REITs as well as real estate operating companies that invest in a variety of property types and regions.  The advisor’s approach emphasizes bottom-up stock selection with a top-down asset allocation overlay.

Static Asset Allocation Models

We may offer one or more asset allocation models in connection with your variable annuity at no extra charge.  Asset allocation is the process of investing in different asset classes — such as equity funds, fixed income funds, and alternative funds — depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, you may be able to reduce the risk and volatility of investing, although there are no guarantees.

We have no discretionary authority or control over your choice of Variable Account Options or your other investment decisions.  We may make available educational information and materials, such as a risk tolerance questionnaire, that may help you select an asset allocation model, but we do not recommend asset allocation models or otherwise provide advice about whether an asset allocation model may be appropriate for you.

Our asset allocation models are “static.”  Although we may change or terminate asset allocation models we are offering to new contract purchasers, we will not change your allocations unless you advise us to do so.  You will not be notified if the models are terminated or changed.  You will not be provided with information regarding any terminations or changes to the asset allocation models.  If you elect to invest using an asset allocation model, and if you elect automatic rebalancing, we will continue to rebalance your percentage allocations among the Variable Account Options in your existing model.

You should consult your investment professional periodically to consider whether any model you have selected is still appropriate for you.  You may choose to invest in an asset allocation model or change your investment options and asset allocation at any time.

Asset allocation does not insure a profit, guarantee that your Account Value will increase or protect against a decline if market prices fall.  An asset allocation model may not perform as intended.  Any asset allocation models offered are based on then available Variable Account Options.  We may discontinue, add, eliminate or change the models at any time.

The Fixed Accounts

Our Fixed Accounts are offered through either the General Account, which supports the STOs, or a non-unitized separate account, which supports the GROs, for this annuity contract.  Our General Account also supports the portion of the Death Benefit, the Annuity Benefit, and any guarantees offered under a Rider, which is in excess of Account Value.  The non-unitized separate account and the General Account are not registered under the Securities Act of 1933 or the 1940 Act.  We have been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Accounts, the General Account or the non-unitized separate account.  Disclosures regarding the Fixed Accounts, the General Account and the non-unitized separate account are subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

Guaranteed Rate Options

We offer GROs with Guarantee Periods of two, three, five, seven and ten years.  Each GRO matures at the end of the Guarantee Period you have selected.  We can change the Guarantee Periods available from time to time.  Each contribution or transfer to a GRO establishes a new GRO for the Guarantee Period you choose at the guaranteed interest rate that we declare as the current rate (Guaranteed Interest Rate).  When you put a contribution or transfer into a GRO, a Guaranteed Interest Rate is locked in for the entire Guarantee Period you select.  We credit interest daily at an annual effective rate equal to the Guaranteed Interest Rate.  The Guaranteed Interest Rate will never be less than the minimum interest rate stated on the schedule page of your contract, and the minimum interest rate will never be less than 1%.

The value of a contribution or transfer to your GRO is called the GRO Value.  Assuming you have not transferred or withdrawn any amounts from your GRO, the GRO Value will be the amount you contributed or transferred plus interest at the Guaranteed Interest Rate less any annual administrative charge and optional benefit charges that may apply.

We may declare an enhanced rate of interest in the first year for any contribution or transfer allocated to a GRO that exceeds the Guaranteed Interest Rate credited during the rest of the Guarantee Period.  This enhanced rate will be guaranteed for the Guarantee Period’s first year and declared at the time of purchase.  We may also declare and credit a special interest rate or additional interest at any time on any nondiscriminatory basis.  Any enhanced rate, special interest rate or additional interest credited to your GRO will be separate from the Guaranteed Interest Rate and will not be used in the MVA formula.

If you have more than one GRO with the same Guarantee Period, the GROs are considered one GRO for Account Value reporting purposes.  For example, when you receive a statement from us, all of your three-year GROs will be shown as one GRO while all of your five-year GROs will appear as another GRO, even though they may have different maturity dates and different interest rates.  However, you will receive separate notices concerning GRO renewals for each contribution or transfer you have made, since each contribution or transfer will have a different maturity date.

All contributions or transfers you make to a GRO are placed in a non-unitized separate account.  The value of your GROs is supported by the reserves in our non-unitized separate account.  You can get our current Guaranteed Interest Rates by calling our Administrative Office.

Renewals of GROs

We will notify you in writing before the end of your GRO Guarantee Period.  You must tell us before the end of your Guarantee Period if you want to transfer your GRO Value to another Investment Option.  If you do nothing, when the Guarantee Period ends, we will set up a new GRO for the same length of time as your old one, at the then-current Guaranteed Interest Rate for that Guarantee Period.

If a GRO matures and it cannot be renewed for the same length of time, the new GRO will be set up for the next shortest available Guarantee Period.  For example, if your mature GRO was for 10 years and when it matures, the seven-year Guarantee Period is the longest Guarantee Period available, your new GRO will be for seven years.  You cannot renew into a GRO that would mature after your Maximum Retirement Date.

Market Value Adjustments

An MVA is an adjustment, either up or down, that we make to your GRO Value if you surrender your contract, make a partial withdrawal or transfer from your GRO or elect an Annuity Benefit before the end of the Guarantee Period.  An MVA also applies on a Distribution on Death of the owner before the end of the Guarantee Period, but not on the calculation of Death Benefits (which are paid on the death of the Annuitant).  No MVA is made for partial withdrawals of the Free Withdrawal Amount at any time.  No MVA is made for partial withdrawals or transfers, election of Annuity Benefits or calculations of Distributions on Death, within 30 days of the expiration of the GRO Guarantee Period.  No MVA shall apply when partial withdrawals are taken to meet required minimum distributions under the Tax Code.  The value after the MVA may be higher or lower than the GRO Value, but will never be less than an amount equal to your contribution or transfer to the GRO, less withdrawals and associated withdrawal charges, less transfers out of the GRO, plus interest accumulated at the minimum interest rate declared in your contract, less any annual administrative charge and less any charges for the optional benefits, if applicable.

The MVA we make to your GRO is based on the changes in our Guaranteed Interest Rate.  Generally, if our Guaranteed Interest Rate has increased since the time of your contribution or transfer, the MVA will reduce your GRO Value.  On the other hand, if our Guaranteed Interest Rate has decreased since the time of your contribution or transfer, the MVA will generally increase your GRO Value.

The MVA for a GRO is determined by the following formula:

MVA = GRO Value x [(1 + A)N/12 / (1 + B + .0025)N/12 – 1], where:

A is the Guaranteed Interest Rate being credited to the GRO subject to the MVA;

B is the current Guaranteed Interest Rate, as of the effective date of the application of the MVA, for current allocations to a GRO, the length of which is equal to the number of whole months remaining in your GRO.  Subject to certain adjustments, if that remaining period is not equal to an exact period for which we have declared a new Guaranteed Interest Rate, B will be determined by a formula that finds a value between the Guaranteed Interest Rates for GROs of the next highest and next lowest Guarantee Period; and

N is the number of whole months remaining in your GRO.

If the remaining term of your GRO is 30 days or less, the MVA for your GRO will be zero.  If for any reason we are no longer declaring current Guaranteed Interest Rates, then to determine B we will use the yield to maturity of United States Treasury Notes with the same remaining term as your GRO.  If that remaining period is not equal to an exact term for which there is a United States Treasury Note, B will be determined by a formula that finds a value between the yield to maturity of the next highest and next lowest term, subject to certain adjustments.

See Appendix B for illustrations of the MVA.

Systematic Transfer Option

We offer a STO that provides a fixed interest rate on your contributions to the STO that is effective for the STO period selected.  STOs are available for six months or one year.  All STO contributions must be transferred into other Variable Account Options within either six months or one year of your STO contribution, depending on which STO you select.  Generally we do not allow transfers from the STO to a GRO, unless your contract expressly permits such transfers.  We require a minimum contribution to the STO of $6,000 to fund the six-month STO or $12,000 to fund the one-year STO.  We will automatically transfer equal amounts monthly for the six-month STO and either monthly or quarterly for the one-year STO.  The STO is available for new contributions only.  You cannot transfer from other Investment Options into the STO.  We do not accept Systematic Contributions into the STO.  See “Systematic Transfer Program” in Part 9 for more details on this program.

Part 4 — Deductions and Charges

Mortality and Expense Risk Charge

We deduct a daily charge equal to an annual effective rate of 1.60% of your Account Value in each of the Variable Account Options to cover mortality and expense risk and certain administrative expenses.  A portion of the 1.60% pays us for assuming the mortality risk and the expense risk under the contract.  The mortality risk, as used here, refers to the risk we take that Death Benefits are greater than anticipated, or that annuitants, as a class of persons, will live longer than estimated and we will be required to pay out more Annuity Benefits.  The expense risk is the risk that the actual expenses of administering and distributing the contract will exceed the reimbursement for administrative expenses.  A portion of the 1.60% is used to reimburse us for administrative expenses not covered by the annual administrative charge, including the cost of distribution of the contracts.  We expect to make a profit from this fee.  The mortality and expense risk charge cannot be increased without your consent.

Annual Administrative Charge

We charge an annual administrative charge of $50, which is deducted on the last day of the Contract Year if your Account Value is less than $50,000 on that day.  This charge is taken pro rata from your Account Value in each Investment Option.  The part of the charge deducted from the Variable Account Options reduces the number of Units we credit to you.  The part of the charge deducted from the Fixed Accounts is withdrawn in dollars.  The annual administrative charge is pro-rated if you surrender the contract, select an Annuity Benefit during a Contract Year, or upon the calculation of a Death Benefit or Distribution on Death of owner.

Reduction of the Mortality and Expense Risk Charge or Annual Administrative Charge

We can reduce or eliminate the mortality and expense risk charge or the annual administrative charge for individuals or groups of individuals if we anticipate expense savings.  We may do this based on the size and type of the group or the amount of the contributions.  We will not unlawfully discriminate against any person or group if we reduce or eliminate these charges.

Portfolio Charges

The Variable Account Options buy shares of the corresponding Portfolios at each Portfolio’s net asset value.  The price of the shares reflects investment management fees and other expenses that have already been deducted from the assets of the Portfolios.  The amount charged for investment management cannot be increased without shareholder approval.  Please refer to the Portfolio prospectuses for complete details on Portfolio expenses and related items.

Withdrawal Charge

If you withdraw your contributions, you may be charged a withdrawal charge of up to 7%.  The amount of the withdrawal charge is a percentage of each contribution and not of the Account Value.  As shown below, the charge varies, depending upon the “age” of the contributions included in the withdrawal - that is, the number of years that have passed since each contribution was made.

Contribution Year	Charge As A Percentage of the Contribution Withdrawn
1	7%
2	6%
3	5%
4	4%
thereafter	0%

When you take a withdrawal, the oldest contributions are treated as the first withdrawn, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all your contributions and any applicable charges on those contributions, are withdrawn.  Please note however, that for tax purposes, withdrawals are considered to be gain first.  See Part B.

Because withdrawal charges apply to your contributions, if your Account Value has declined due to poor performance of your selected Variable Account Options, the withdrawal charge may be greater than the amount available for withdrawal.  In some instances, your Account Value may be positive, but you will not have money available to withdraw due to the amount of the withdrawal charge still applicable to your contributions.  Withdrawal charges apply to the withdrawal charge amount itself since this amount is part of the Account Value withdrawn.

Partial withdrawals up to the Free Withdrawal Amount are not subject to the withdrawal charge.  More details on the Free Withdrawal Amount are in Part 5, in the section titled “Withdrawals.”

We will not deduct a withdrawal charge if:

•                  we calculate the Death Benefit on the death of the Annuitant; or

•                  you use the withdrawal to buy an immediate Annuity Benefit from us after the first Contract Anniversary with either (i) life contingencies, or (ii) a period certain that provides for fixed payments over five or more years.

Reduction or Elimination of the Withdrawal Charge

We can reduce or eliminate the withdrawal charge for individuals or a group of individuals if we anticipate expense savings.  We may do this based on the size and type of the group, the amount of the contribution, or whether there is some relationship with us.  Examples of these relationships would include being an employee of National Integrity or an affiliate, receiving distributions or making internal transfers from other contracts we issued, or transferring amounts held under qualified plans that we, or our affiliate, sponsored.  We will not unlawfully discriminate against any person or group if we reduce or eliminate the withdrawal charge.

Disability Waiver

We may waive the withdrawal charges on full or partial withdrawal requests of $1,000 or more if you become disabled anytime before you reach age 65, and have been disabled for a continuous period of at least six months after the Contract Date.  We may also waive the MVA on any amounts withdrawn from the GROs.  You will be considered disabled if you are unable to engage in any substantial gainful activity by reason of any medically determinable physical impairment which can be expected to result in death or to be of long-continued and indefinite duration.  We may require proof of disability, such as written confirmation of receipt and approval of any claim for Social Security Disability Benefits.  We reserve the right to obtain an examination by a licensed physician of our choice and our expense.  Written request for any withdrawal must be made while you are still disabled.  Once the disability waiver election has been made, no additional contributions will be accepted under your Contract.  The waivers of withdrawal charges and MVA apply to the owner, not to the Annuitant.  If there are joint owners, the waivers apply to both the primary and the joint owner.

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 5.00% of contributions, plus up to 1.00% trail commission paid on Account Value starting as early as the second Contract Year.  Commissions may vary due to differences between states, sales channels, sales firms and special sales initiatives.

A broker-dealer or financial institution that distributes our variable annuity contracts may receive additional compensation from us for training, marketing or other services provided.  These services may include special access to sales staff, and advantageous placement of our products.  We do not make an independent assessment of the cost of providing such services.

National Integrity has agreements with the following broker-dealer firms under which we pay varying amounts on contributions paid, but no more than 0.25%, for enhanced access to their registered representatives.  The broker-dealer firms are American Portfolios Financial Services, Inc., BB&T Investment Services, Inc., Cadaret, Grant & Co., Inc., Fifth Third Securities, Inc., Frost Brokerage Services, Inc., Hancock Investment Services, Inc., LPL Financial Corporation, M&T Securities, Inc., Nationwide Planning Associates, Inc., Raymond James Financial, Inc., Securities America, Inc., and Stifel, Nicolaus and Company, Incorporated.

Depending on the arrangements in place at any particular time, a broker-dealer, and the registered representatives associated with it, may have a financial incentive to recommend a particular variable annuity contract.  This could be considered a conflict of interest.  You can find more about additional compensation in the Statement of Additional Information.

Optional Benefit Charges

You may purchase one or more of the Riders offered with this contract, which provide optional benefits for an additional cost.  The additional cost of each Rider, along with details about the benefit, is provided in Part 6.

Transfer Charge

You have 12 free transfers during a Contract Year.  Then we charge $20 for each additional transfer during that Contract Year.  Transfers under our Dollar Cost Averaging, Customized Asset Rebalancing, or Systematic Transfer Programs described in Part 9 do not count towards the 12 free transfers and we do not charge for transfers made under these programs.

Tax Reserve

We can make a charge in the future for taxes or for reserves set aside for taxes, which will reduce the investment performance of the Variable Account Options.

State Premium Tax

We will not deduct state premium taxes from your contributions before investing them in the Investment Options, unless required by your state law.  If you elect an Annuity Benefit, we will deduct any applicable state premium taxes from the amount available for the Annuity Benefit.  State premium taxes currently range from 0 to 3.5%.

Part 5 - Terms of Your Variable Annuity

Your Contributions

•	Minimum initial contribution	$20,000
•	Minimum additional contribution	$ 100
•	Maximum total contribution	$1,000,000 if the Annuitant is age 75 or younger
		$ 500,000 if the Annuitant is age 76 or older

Different contribution limits apply if you select the GLIA Rider.  See Part 6.  Contributions also may be limited by various state or federal laws or prohibited by us for all owners under the contract.  If your contract is an individual retirement account (IRA), your initial contribution must be a rollover from another IRA or qualified plan.  If your contract is a Qualified Annuity, we will measure your additional contributions against the maximum limits for annual contributions set by federal law.  Contributions will be accepted at any time up to five years before your Maximum Retirement Date.

We may refuse additional contributions if: (1) we previously discontinued accepting additional contributions into an Investment Option and provided you with advance notice; (2) the additional contribution does not meet our minimum additional contribution amount or exceeds our maximum contribution amount for the annuity contract or for a specific Investment Option; or (3) for any reason allowed by law.

Your contributions are invested in the Investment Options you select.  Each contribution is credited as of the date we have received both the contribution and instructions for allocation to one or more Investment Options in good order at our Administrative Office.  Once received in good order, contributions allocated to Variable Account Options are used to purchase Units at the Unit Value as of the next close of the New York Stock Exchange.  Wire transfers are deemed received on the day of transmittal if credited to our account by 3 p.m. Eastern Time, otherwise they are deemed received on the next Business Day.  Contributions by check sent through the mail are deemed received when they are delivered in good order to our Administrative Office.

You can change your choice of Investment Options for additional contributions at any time by writing to the Administrative Office.  The request must indicate your contract number and the specific change, and you must sign the request.  When the Administrative Office receives it, the change will be effective for any contribution that accompanies it and for all future contributions.  We can also accept changes by telephone.  See “Transfers” in Part 5.  Different rules apply to the GLIA Investment Options.  See Part 6.

Changing your Investment Options for additional contributions does not change your current allocation or your allocations used for rebalancing your portfolio, if any.  You must provide specific instructions if you wish to change your current allocations or rebalancing allocations.

Units in Our Separate Account

Your investment in the Variable Account Options is used to purchase Units.  On any given day, the value you have in a Variable Account Option is the number of Units credited to you in that Variable Account Option multiplied by the Unit Value.  The Units of each Variable Account Option have different Unit Values.

Units are purchased when you make new contributions or transfer amounts to a Variable Account Option.  Units are redeemed (sold) when you make withdrawals or transfer amounts out of a Variable Account Option into a different Investment Option.  We also redeem Units to pay the Death Benefit when the Annuitant dies, to make a Distribution on Death of owner, to pay the annual administrative charge, to pay for certain optional benefits and to purchase an Annuity Benefit.  The number of Units purchased or redeemed in any Variable Account Option is calculated by dividing the dollar amount of the transaction by the Variable Account Option’s Unit Value, calculated as of the next close of business of the New York Stock Exchange.

The Unit Values of the Variable Account Options fluctuate with the investment performance of the corresponding Portfolios, which reflects the investment income realized and unrealized capital gains and losses of the Portfolios, as well as the Portfolio’s expenses.

How We Determine Unit Value

We determine Unit Values for each Variable Account Option after the close of business of the New York Stock Exchange, which is normally 4 p.m. Eastern Time on each Business Day.  The Unit Value of each Variable Account Option for any Business Day is equal to the Unit Value for the previous Business Day, multiplied by the net investment factor for that Variable Account Option on the current Business Day.  We determine a net investment factor for each Variable Account Option as follows:

•                   First, we take the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business that day.  For this purpose, we use the share value reported to us by the Portfolios.

•                   Next, we add any dividends or capital gains distributions by the Portfolio on that day.

•                   Then we charge or credit for any taxes or amounts set aside as a reserve for taxes.

•                   Then we divide this amount by the value of the Portfolio shares which belong to the corresponding Variable Account Option at the close of business on the last day that a Unit Value was determined.

•                   Finally, we subtract the mortality and expense risk charge for each calendar day since the last day that a Unit Value was determined (for example, a Monday calculation will include charges for Saturday and Sunday).  The daily charge is an amount equal to an annual effective rate of 1.60%.

Generally, this means that we adjust Unit Values to reflect the investment experience of the Portfolios and for the mortality and expense risk charge.

Transfers

You may transfer all or any part of your Account Value among the Variable Account Options and the GROs, subject to our transfer restrictions:

•                   The amount transferred must be at least $100 or, if less, the entire amount in the Investment Option.

•                   Transfers into a GRO will establish a new GRO for the Guarantee Period you choose, at the then-current Guaranteed Interest Rate.

•                   Transfers out of a GRO more than 30 days before the end of the Guarantee Period are subject to an adjustment of the value, called an MVA.  See Part 3.

•                  Transfers into and out of the GLIA Investment Options are restricted.  See Part 6.

You also may reallocate all of your Account Value invested in the Variable Account Options at one time and this will count as one transfer.

After your 12 free transfers during a Contract Year, we charge $20 for each additional transfer during that Contract Year.  See Part 4, section titled “Transfer Charge.”

You may request a transfer by writing to our Administrative Office at the address in the Glossary.  Mail sent to any other address may not be in good order.  Each request for a transfer must specify:

•                          the contract number

•                          the amounts to be transferred, and

•                          the Investment Options to and from which the amounts are to be transferred.

If one portion of a transfer request involving multiple Investment Options violates our policy or is not in good order, the entire transfer request will not be processed.

Transfers may also be arranged through our telephone transfer service using your personal identifiers.  We will honor telephone transfer instructions from any person who provides correct identifying information.  We are not responsible for fraudulent telephone transfers we believe to be genuine according to these procedures.  Accordingly, you bear the risk of loss if unauthorized persons make transfers on your behalf.

Telephone transfers may be requested from 9:00 a.m. to 5:00 p.m., Eastern Time, on any day we are open for business.  If we receive your transfer request before 4:00 p.m., Eastern Time on a Business Day, you will receive the Unit Values for the Variable Account Options as of the close of business on the day you call.  Transfer requests for Variable Account Options received by us at or after 4:00 p.m., Eastern Time (or the close of the New York Stock Exchange, if earlier) on a Business Day or on a day other than a Business Day, will be processed using Unit Values as of the close of business on the next Business Day after the day you call.  All transfers will be confirmed in writing.

A transfer request or a reallocation of your Account Value does not change the allocation of current or future contributions among the Investment Options, and does not change your investment allocations used for rebalancing your portfolio.  You must provide specific instructions if you wish to change your allocations.

Different rules apply to the GLIA Investment Options.  See Part 6.

Excessive Trading

We reserve the right to limit the number of transfers in any Contract Year or to refuse any transfer request for an owner or certain owners if: (a) we believe in our sole discretion that excessive trading or a specific transfer request or group of transfer requests may have a detrimental effect on Unit Values or the share prices of the Portfolios; or (b) we are informed by one or more of the Portfolios that the purchase or redemption of shares is to be restricted because of excessive trading, or that a specific transfer or group of transfers is expected to have a detrimental effect on share prices of affected Portfolios.

We reserve the right to modify these restrictions or to adopt new restrictions at any time and in our sole discretion.

We will notify you or your designated representative if your requested transfer is not made.  Current SEC rules preclude us from processing your request at a later date if it is not made when initially requested.  Accordingly, you will need to submit a new transfer request in order to make a transfer that was not made because of these limitations.

Specific Notice Regarding the Use of this Annuity for Market Timing or Frequent Trading

This contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the stock market.  Any individual or legal entity that intends to engage in stale price arbitrage, utilize market timing practices or make frequent transfers to take advantage of inefficiencies in mutual fund pricing or for any other reason should not purchase this contract.  These abusive or disruptive transfers can have an adverse impact on management of a Portfolio, increase Portfolio expenses and affect Portfolio performance.

The following policies for transfers between Investment Options are designed to protect contract owners from frequent trading activity.  However, we may not be able to detect all frequent trading, and we may not be able to prevent transfers by those we do detect.  As detecting frequent trading and preventing its recurrence is, in many circumstances, a reactive response to improper trading, we cannot guarantee, despite our policies and procedures, that we will detect all frequent trading in our contracts, prevent all frequent trading and prevent all harm caused by frequent trading.

1.                            Prohibited Transfers.  Under normal market conditions, we will refuse to honor, unless made by first class U.S. mail:

•             a transfer request into an International or High Yield Variable Account Option (as defined by us) if, within the preceding five Business Days, there was a transfer out of the same Variable Account Option;

•             a transfer request out of an International or High Yield Variable Account Option if, within the preceding five Business Days, there was a purchase or transfer into the same Variable Account Option.

2.                            Allowable Transfers Accompanying a Prohibited Transfer.  We cannot honor an otherwise allowable transfer request if it is made at the same time or accompanies a request for a Prohibited Transfer.

3.                            Notification.  We will notify you if your requested transfer is not made.

4.                            Revocation of Same-Day Transfer Privileges.  Contract owners (or agents acting on their behalf) who engage in market timing, as determined by us in our sole discretion, will have their same-day transfer privileges revoked immediately.

•             If your same-day transfer privileges are revoked, you will be required to submit all future transfer requests by U.S. mail or overnight delivery service.  Transfer requests made by telephone, Internet, fax, same-day mail or courier service will not be accepted.

•             In addition, if you wish to cancel a transfer request, your cancellation request must also be in writing and received by U.S. mail or overnight delivery service.  The cancellation request will be processed as of the day it is received.

5.                            20 Investment Option Transfers Permitted.  You may submit 20 Investment Option transfers each Contract Year for each contract by U.S. mail, Internet, telephone request, or fax.

•             All requests for transfers among your Investment Options in excess of 20 per Contract Year must be submitted by regular U.S. mail or overnight delivery.  Transfer requests made by telephone, Internet, fax, same day mail or courier service will not be accepted, and Internet trading privileges will be suspended.  If you want to cancel a written Investment Option transfer, you must also cancel it in writing by U.S. mail or overnight delivery service.  We will process the cancellation request as of the day we receive it.

•             Upon reaching your next Contract Anniversary, you will again be provided with 20 Investment Option transfers.  Investment Option transfers are non-cumulative and may not be carried over from year to year.

•             Transfers made under our Dollar Cost Averaging Program, Systematic Transfer Option Program, Customized Asset Rebalancing Program, or other related programs we may offer are not counted toward the 20 Investment Option transfer limitation.  If we determine in our sole discretion that you are manipulating these or similar programs to circumvent our transfer policies, however, we may take any action that we deem appropriate to stop this activity.  This could include (but is not limited to) revoking your same-day transfer privileges or your ability to utilize these programs.

Conformity with these policies does not necessarily mean that trading will not be deemed to constitute market timing.  If it is determined, in our sole discretion, that a contract owner is attempting to engage in improper trading, we reserve the right to revoke their same-day transfer privileges.  We will also take into consideration any information and data provided to us by the Portfolios’ investment advisors regarding improper trading.  If we are notified by a Portfolio’s investment advisor that the frequency or size of trades by an individual or group of individuals is disruptive to the management of the Portfolio, and the investment advisor asks us to rescind a previously executed trade or restrict further trading in that Portfolio by the individual or group, we will comply with that request promptly.  We will rescind a trade or impose the Portfolio’s investment advisor’s restriction even if the transactions otherwise conform to our policies.  We do not grant waivers of these policies to particular investors or classes of investors.

We may modify these restrictions at any time in our sole discretion.

Withdrawals

You may make withdrawals as often as you wish.  Each withdrawal must be at least $100.  The withdrawal will be taken from your Investment Options, pro rata, in the same proportion their value bears to your total Account Value.  For example, if your Account Value is divided in equal 25% shares among four Investment Options, when you make a withdrawal, 25% of the Account Value will come from each of your four Investment Options.  You can tell us if you want your withdrawal handled differently.

Withdrawals are processed when they are received in good order at our Administrative Office.  When you take a withdrawal from a Variable Account Option, Units are redeemed at the Unit Value as of the next close of the New York Stock Exchange.

For partial withdrawals, the total amount deducted from your Account Value will include:

•  the withdrawal amount requested,

•  plus or minus any MVA that applies (see Part 3, section titled “Market Value Adjustments”),

•  plus any withdrawal charge that applies (see Part 4, section titled “Withdrawal Charge”).

The net amount you receive will be the amount you requested, less any applicable tax withholding.  Generally, withdrawals you make before you are 59½ years old are subject to a 10% federal tax penalty.  If your contract is part of a tax-favored retirement plan, the plan may limit your withdrawals.  See Part 8.

Withdrawals are taken from your Account Value as follows:  your investment comes out first, beginning with the oldest contribution first, then next oldest and so on.  Any gain or earnings in your contract come out only after an amount equal to all contributions, and any applicable charges on those contributions, are withdrawn.  Please note that for tax purposes, withdrawals are considered to be gain first.  See Part 8.

Your financial professional or a third party may offer you asset allocation or investment advisory services for your contract.  Fees you pay for such investment advisory services are in addition to any contract charges.  If you want to pay for such services from your Account Value, you must complete a form authorizing us to pay the amount requested by the third party from your Account Value.  These payments are withdrawals from your Account Value.  We will withdraw the requested payment according to the third party’s instructions (including instructions about which Investment Options to withdraw the fee from) and send you a confirmation of the transaction.  We will not verify the accuracy of the amount being requested.

Certain Death Benefits are reduced by withdrawals on a proportional basis.  See Part 5, section titled “Death Benefits Paid on Death of Annuitant,” and Part 6.

Additional restrictions apply to withdrawals from the GLIA Investment Options.  See Part 6.

Free Withdrawal Amount

You may take your Free Withdrawal Amount each Contract Year without a withdrawal charge or MVA.  The Free Withdrawal Amount is the greater of:

•                  10% of your Account Value on the date of the withdrawal, minus any previous withdrawals during the Contract Year; or

•                  10% of your Account Value at your most recent Contract Anniversary, minus any previous withdrawals during the Contract Year.  (During your first Contract Year, this amount is 10% of your initial contribution received on the Contract Date.)

If you do not take the Free Withdrawal Amount in any one Contract Year, you cannot add it to the next year’s Free Withdrawal Amount.

Taking your Free Withdrawal Amount will not reduce the total withdrawal charges applicable to your contract.  If you take a withdrawal or surrender the contract, we will assess any applicable withdrawal charge on the amount of your contributions withdrawn, which are not reduced for any Free Withdrawal Amount you have taken.

Assignments

We do not allow assignment of your contract unless specifically allowed by your contract or required by law.

Death Benefit Paid on Death of Annuitant

Unlike some other variable annuities, this contract pays the Death Benefit upon the Annuitant’s death, rather than upon the owner’s death.  You name the Annuitant’s beneficiary (or beneficiaries).  We will pay a Death Benefit to the Annuitant’s surviving beneficiary if:

•  the Annuitant dies before the Retirement Date (after the Retirement Date, the Death Benefit no longer exists); and

•  there is no contingent Annuitant.

If an Annuitant’s beneficiary does not survive the Annuitant, then the Death Benefit is generally paid to the Annuitant’s estate.

A Death Benefit will not be paid after the Annuitant’s death if there is a contingent Annuitant.  In that case, the contingent Annuitant becomes the new Annuitant under the contract.  The Annuitant and any contingent Annuitants may not be changed once the contract has been issued.

The Annuitant’s beneficiary may elect to take the Death Benefit in one of the following forms:

•                  lump sum — if the beneficiary elects this option, we will automatically pay the lump sum Death Benefit amount into a checking account in the name of the beneficiary, if allowed by state law.  The checking account is an interest-bearing account with no fees.  The beneficiary can access the funds at any time by writing a check.

•                  deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available under the contract for a period of up to five years.  At the end of five years, the entire amount must be paid to the beneficiary.

•                  extending the contract — if the beneficiary elects this option, he or she must choose to receive the Death

Benefit as either an immediate annuity or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Death Benefit amount invested in the Investment Options currently available under the contract, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days of the date the beneficiary receives notice of the options.  Distributions must begin within one year from the date of death.  You may pre-select this option for your Annuitant’s beneficiary.

If your Annuitant’s beneficiary is not a natural person, the beneficiary must elect either a lump sum or deferral for up to five years.

You may change the Annuitant’s beneficiary by sending the appropriate form in good order to the Administrative Office.  We reserve the right to limit the number of beneficiaries you can name at one time.  Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.  See Appendix C for assistance in structuring your contract.

Standard Death Benefit

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85, the Death Benefit will be the greater of:

•                                          your total contributions, minus a proportional adjustment for any withdrawals (and associated charges); or

•                                          your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

Effect of Withdrawals on the Death Benefit

If you take withdrawals from your contract, we will make a proportional adjustment to your Death Benefit.  This means that your Death Benefit will be reduced by the same percentage as your withdrawal bears to your Account Value at the time of withdrawal.  For example:

•                  if your Death Benefit is $100,000, and your current Account Value is $80,000,

•                  and you take a withdrawal of $10,000,

•                  we will reduce your Death Benefit by 12.5% because that is the same percentage that your withdrawal bears to the Account Value at the time of the withdrawal ($10,000 /$80,000);

•                  therefore, your Death Benefit is reduced by $12,500.

Because the Account Value at the time of the withdrawal in this example is less than the Death Benefit, the Death Benefit is decreased by a larger dollar amount than the partial withdrawal amount.  All Death Benefits are reduced proportionally for withdrawals and any charges associated with the withdrawals.

Distribution on Death of Owner

When you (as owner) die, and you are not the Annuitant, your entire interest in this contract must be distributed to the owner’s beneficiary.  If you are the Annuitant, the above section titled “Death Benefit Paid on Death of Annuitant” applies instead of this section.  If you own the contract jointly with your spouse or anyone else, the first death of one of the joint owners will be treated as the death of both owners, and a Distribution on Death to the owner’s beneficiary will be required.  It may not be a good idea to own this annuity contract jointly.

You name the owner’s beneficiary (or beneficiaries).  We will pay the owner’s surviving beneficiary the Distribution on Death.  If an owner’s beneficiary doesn’t survive the owner, then the Distribution on Death of the owner is generally paid to the owner’s estate.

If you, as owner, die on or after the Retirement Date and before the entire interest in the contract has been distributed, then the rest of the annuity must be distributed to the owner’s beneficiary at least as quickly as the method in effect when you died.

If you, as owner, die before the Retirement Date, the Surrender Value will be paid to the owner’s beneficiary in one of the following forms:

•                  lump sum — if the beneficiary elects this option, we will pay the Surrender Value to the beneficiary.

•                  deferral for up to five years — if the beneficiary elects this option, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available under the contract for a period of up to five years.  At the end of five years, the entire Surrender Value must be paid to the beneficiary.

•                  extending the contract — if the beneficiary elects this option, he or she must choose to receive the Surrender Value as either an immediate annuity or as substantially equal payments over his or her life expectancy.  If payment over the life expectancy is elected, we will allow the beneficiary to keep the Account Value invested in the Investment Options currently available under the contract, to the extent this does not conflict with the Tax Code requirements under which this option is available (primarily section 72(s) of the Tax Code.)  This option is only available if elected within 60 days of the date the beneficiary receives notice of the options.  Distributions must begin within one year from the date of the owner’s death.  Withdrawal charges continue to apply to the withdrawal taken under this option.

If the owner’s beneficiary is not a natural person, the beneficiary must elect either a lump sum or deferral for up to five years.

If your (owner’s) sole  beneficiary is your spouse, your surviving spouse may be able to continue the contract (along with its deferred tax status) in his or her name as the new owner.  See the section below on Spousal Continuation and Appendix C.

You may change the owner’s beneficiary by sending the appropriate form in good order to the Administrative Office.  We reserve the right to limit the number of beneficiaries you can name at one time.  Please consult your financial professional and tax advisor in order to properly identify your beneficiaries so that the Death Benefit is paid to the intended beneficiary, and to structure your contract so that spousal continuation can occur, if that is your intention.

Spousal Continuation

Standard Spousal Continuation

If you (as owner) die, and the Annuitant (or contingent Annuitant) is still living, the Tax Code allows your surviving spouse to continue the annuity contract, along with its tax-deferred status, only if your spouse is your (owner’s) sole beneficiary.  This is standard spousal continuation.  See Appendix C.

Enhanced Spousal Continuation

This annuity contract also provides an enhanced type of spousal continuation (Enhanced Spousal Continuation).  The Enhanced Spousal Continuation under this contract is available if you (as owner) die, and only if you have structured your contract as follows:

•                  you are the sole owner and Annuitant;

•                  no contingent Annuitant is named;

•                  no joint owner is named;

•                  your surviving spouse is the owner’s sole beneficiary; and

•                  your surviving spouse is the Annuitant’s sole beneficiary.

Under this Enhanced Spousal Continuation, we will increase the continued contract’s Account Value to the same amount that would have been paid to your surviving spouse if he or she had taken the Death Benefit as a lump sum distribution.  This increase will be added to the Fixed and Variable Account Options you have selected on a pro-rata basis.  For example, if the Account Value at death was $100,000, but we would have paid out a Death Benefit of $115,000, the surviving spouse’s contract will continue with a $115,000 Account Value.

The surviving spouse continues the contract with its tax deferred earnings and all terms and conditions of the contract continue to apply, except:

•                  withdrawal charges no longer apply; and

•                  we will no longer accept additional contributions.

When the surviving spouse dies, the Death Benefit will be paid to the beneficiary named by the surviving spouse.  Under this Enhanced Spousal Continuation, we waive any withdrawal charges applicable to full or partial withdrawals made after the Enhanced Spousal Continuation is elected, but the MVA will apply.  If the surviving spouse is under 59½, the 10% federal tax penalty for early withdrawal may apply if withdrawals are taken.

Under either type of spousal continuation, certain Investment Options or administrative programs may not be available on the continued contract.  We reserve the right at any time to make changes to continued contracts that are permitted by law.

See Appendix C.

Federal Tax Advantages of Spousal Continuation Not Available to Same Sex Spouses

The Federal Defense of Marriage Act states that civil union partners and same sex spouses are not considered married under federal law.  Therefore, the favorable tax treatment provided by federal tax law to a surviving spouse of an annuity owner is not available to a surviving civil union partner or same sex spouse.  If civil unions or same sex marriages are recognized in the state where this contract is issued, the Enhanced Spousal Continuation described in the contract is available to the surviving civil union partner or same sex spouse; however, the favorable tax treatment provided by federal law will not apply and the transfer of ownership will be a taxable event.

Death Claims

A death claim will be effective on the Business Day we receive due proof of death of either the owner or Annuitant.  This means we have received an original certified death certificate and company death claim paperwork that is in good order, including the beneficiary’s election.  During the period from the date of death until we receive all required paperwork in good order, the Account Value will remain invested in the Variable Account Options you chose, will continue to reflect the investment performance of any Variable Account Options during this period and will be subject to market fluctuations.  Fees and expenses will continue to apply.  If there are multiple beneficiaries, after one beneficiary submits death claim paperwork, the Death Benefit or Distribution on Death of owner will be calculated and the first beneficiary will receive payment according to his or her election.  The remaining beneficiaries’ share of the Death Benefit or Distribution on Death of owner will remain invested in the Variable Account Options and remain subject to market fluctuations.

Maximum Retirement Date and Annuity Benefit

Your Annuity Benefit is available anytime after your first Contract Anniversary up until the Annuitant’s 100th birthday.  This is referred to as the Maximum Retirement Date.  You may elect your Annuity Benefit by writing to the Administrative Office any time before the Maximum Retirement Date.

Upon the Maximum Retirement Date, you may elect to receive a lump sum of your Surrender Value, or you may elect an Annuity Benefit.  The amount applied toward the purchase of an Annuity Benefit will be the Adjusted Account Value, less any pro-rata annual administrative charge, and applicable state premium tax.  However, the Surrender Value will be the amount applied if the Annuity Benefit does not have a life contingency and either (i) the term is less than five years, or (ii) the annuity can be changed to a lump sum payment without a withdrawal charge.

An Annuity Benefit can provide for fixed payments, which may be made monthly, quarterly, semi-annually or annually.  You cannot change or redeem the annuity once payments have begun.  For any annuity, the minimum initial payment must be at least $100.

We currently offer the following types of annuities, funded through our General Account:

•                    life and 10 years certain annuity, which provides a fixed life income annuity with 10 years of payments guaranteed.  If the Annuitant dies before the end of the 10 year period, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                    period certain annuity, which provides for fixed payments for a fixed period.  The amount is determined by the period you select when you select the type of annuity you want.  If the Annuitant dies before the end of the period selected, the Annuitant’s beneficiary will receive the remaining periodic payments.

•                    period certain life annuity, which provides for fixed payments for at least the period selected and after that for the life of the Annuitant or the lives of the Annuitant and any joint Annuitant under a joint and survivor annuity.  If the Annuitant (or the Annuitant and the joint Annuitant under a joint and survivor annuity) dies before the period selected ends, the remaining periodic payments will go to the Annuitant’s beneficiary.

•                    life income annuity, which provides fixed payments for the life of the Annuitant, or until the Annuitant and joint Annuitant both die under a joint and survivor annuity.

If you have not already selected a form of Annuity Benefit, we will contact you prior to your Maximum Retirement Date.  You can tell us at that time the type of annuity you want or confirm to us that you want the normal form of annuity, which is the life and ten years certain annuity.  However, if we do not receive your election on or before your Maximum Retirement Date, you will automatically receive the normal form of annuity.

Annuity Benefit Payments

Fixed Annuity Benefit payments will not change and are based upon annuity rates provided in your contract.  The size of payments will depend on the form of annuity that was chosen and, in the case of a life income annuity, on the Annuitant’s age and gender (except under most tax-favored retirement programs, and under certain state laws, where gender-neutral rates apply).  If our annuity rates then in effect would yield a larger payment, those rates will apply instead of the rates provided in your contract.

If the age or gender of an Annuitant has been misstated, any benefits will be those that would have been purchased at the correct age and gender.  Any overpayments or underpayments made by us will be charged or credited with interest at the rate required by your state.  If we have made overpayments because of incorrect information about age or gender, we’ll deduct the overpayment from the next payment or payments due.  We will add underpayments to the next payment.

Timing of Payment

We normally apply your Adjusted Account Value to the purchase of an Annuity Benefit, or send you partial or total withdrawals, within seven days after receipt of the required form at our Administrative Office.  However, we can defer our action as to Account Value allocated to the Variable Account Options for any period during which:

(1)            the New York Stock Exchange has been closed or trading on it is restricted;

(2)            an emergency exists as determined by the SEC so that disposal of securities is not reasonably practicable or it is not reasonably practicable for the Separate Account fairly to determine the value of its net assets; or

(3)            the SEC, by order, permits us to defer action in order to protect persons with interests in the Separate Account.

How You Make Requests and Give Instructions

When you write to our Administrative Office, use the address listed in the glossary of this prospectus.  We cannot honor your requests unless they are in proper and complete form.  Whenever possible, use one of our printed forms, which may be obtained from our Administrative Office.

Part 6 - Optional Benefits

You may purchase one or more of the Riders offered with this contract, which provides an optional benefit for an additional cost.  The Riders may only be elected at the time of application and will replace or supplement the standard contract benefits.  Charges for the optional benefit Riders are in addition to the standard contract charges.  Be sure you understand the charges.  Carefully consider whether you need the benefit and whether it is appropriate for your particular circumstances.  Also consider whether you can buy the benefit more cheaply as part of the variable annuity or with a separate contract.

Guaranteed Lifetime Income Advantage Rider

Guaranteed Lifetime Income Advantage (GLIA), which is a guaranteed lifetime withdrawal benefit, is an optional Rider you may purchase for an additional charge.  You may select the Individual GLIA Rider or the Spousal GLIA Rider.  The GLIA Rider guarantees lifetime payments for you (or you and your spouse if you elect the Spousal GLIA Rider) regardless of how your investments perform, as long as the Rider is in effect.  If you take Nonguaranteed Withdrawals, as explained below, your lifetime payments will decrease and the Rider may terminate.  The Spousal GLIA Rider is not available in New Hampshire.

Lifetime Payout Amount (LPA)

The amount you can receive each Contract Year for your lifetime (or for as long as either you or your spouse is alive if you elect the Spousal GLIA Rider) is called the LPA.  The LPA is first determined and available to you when you take your first withdrawal on or after the Age 60 Contract Anniversary.

The Age 60 Contract Anniversary is the first Contract Anniversary on or after you reach age 60.  For the Spousal GLIA, it is the Contract Anniversary on or after the younger of you and your spouse reaches age 60.

Your LPA is always equal to your Payment Base multiplied by your Withdrawal Percentage.  Your Payment Base may change but your Withdrawal Percentage is locked in at the time of your first withdrawal on or after the Age 60 Contract Anniversary and varies depending on your age at that time.

Age of (younger) Annuitant	Withdrawal Percentage
60-64	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

The LPA is not cumulative.  If you withdraw less than the LPA in any Contract Year, you cannot carry over or add the remaining LPA to withdrawals made in future years.

Payment Base

Your Payment Base will always be the larger of your Bonus Base or your Step-Up Base.

Your Bonus Base (until a Bonus is applied) is:

1)                                      the Account Value on the date you purchase the GLIA Rider; plus

2)                                      additional Contributions; less

3)                                      Adjusted Nonguaranteed Withdrawals.

After a Bonus is applied (but before a subsequent Bonus), your Bonus Base is:

1)                                      the Bonus Base immediately before the Bonus is applied; plus

2)                                      the Bonus amount (see “Bonus” section below); plus

3)                                      additional Contributions received after the date of the Bonus; less

4)                                      Adjusted Nonguaranteed Withdrawals taken after the date of the Bonus.

Your Step-Up Base (until a Step-Up is applied) is:

1)                                      the Account Value on the date you purchase the GLIA Rider; plus

2)                                      additional Contributions; less

3)                                      Adjusted Nonguaranteed Withdrawals.

On the last day of each Contract Year, we will compare your Account Value to your Step-Up Base.  If your Account Value is greater than the Step-Up Base, we will increase or “step up” the Step-Up Base to equal the Account Value.  The amount of the increase is your Step-Up amount.

After a Step-Up is applied (but before a subsequent Step-Up), the Step-Up Base is:

1)                                      the Step-Up Base immediately before the Step-Up is applied; plus

2)                                      the Step-Up amount; plus

3)                                      additional Contributions received after the date of the Step-Up; less

4)                                      Adjusted Nonguaranteed Withdrawals taken after the date of the Step-Up.

Effect of Withdrawals

Before the Age 60 Contract Anniversary, all withdrawals are Nonguaranteed Withdrawals and will reduce your Bonus Base and Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount including withdrawal charges, if any.

After the Age 60 Contract Anniversary, withdrawals do not reduce your Bonus Base and Step-Up Base, as long as your total withdrawals in any Contract Year are not more than your LPA.  However, if you withdraw more than your LPA in any Contract Year, the amount which exceeds your LPA (including any withdrawal charges) is a Nonguaranteed Withdrawal.

Each time you make a Nonguaranteed Withdrawal, we will reduce your Bonus Base or Step-Up Base (and therefore your Payment Base) by the Adjusted Nonguaranteed Withdrawal amount.  The Adjusted Nonguaranteed Withdrawal amount is the amount of the Nonguaranteed Withdrawal (which includes any withdrawal charges) multiplied by the greater of:

•                  1.0; or

•                  Payment Base divided by Account Value, where both values are determined immediately before the Nonguaranteed Withdrawal.  If the withdrawal includes all or a portion of your LPA, the Account Value will be reduced by such portion prior to this calculation.

If your Payment Base is more than your Account Value when you take a Nonguaranteed Withdrawal, your Payment Base will be reduced by more than the amount of your Nonguaranteed Withdrawal.  Here is an example assuming you take the withdrawal prior to your Age 60 Contract Anniversary and no withdrawal charges apply:

•                  Your Account Value is $75,000 and your Payment Base is $100,000

•                  You take a Nonguaranteed Withdrawal in the amount of $5,000

•                  Your Account Value will be reduced by $5,000, and your Payment Base will be reduced by $6,667

Other Important Facts about Withdrawals:

•                  You will not receive the intended benefit of this Rider if you take Nonguaranteed Withdrawals.  Nonguaranteed Withdrawals can have a significant negative effect on your Payment Base and LPA.

•                  Withdrawal charges may apply.  If you withdraw more than your Free Withdrawal amount (10% of the Account Value in any Contract Year) but the withdrawal does not exceed your LPA, any applicable withdrawal charges will be waived.  If you withdraw more than the Free Withdrawal amount and the withdrawal results in a Nonguaranteed Withdrawal, withdrawal charges, if any, will be applied.  See Part 4, section titled “Withdrawal Charge” and Part 5, section titled “Withdrawals.”

•                  Withdrawals must be taken pro-rata from your Investment Options.  You cannot make a Withdrawal from specific Investment Options.

•                  The Payment Base is not available for withdrawal.

•                  The taxable portion of your withdrawals is taxed as ordinary income.  You may be subject to a 10% tax penalty if you are under 59½ at the time of the withdrawal.

Annual Processing Date

The Annual Processing Date is the close of business the last day of each Contract Year.  If a withdrawal is taken on an Annual Processing Date, we will process the withdrawal first.  We will then reduce your Account Value by the Annual Administrative Charge, if applicable.  See Part 4, “Annual Administrative Charge.”  We will also deduct any quarterly charges that may apply and be due on that day.  We will then calculate Bonuses and Step-Ups, if any.  If the Annual Processing Date is not a Business Day, the Account Value for the purpose of the Step-Up is determined on the next Business Day after the Annual Processing Date.

Bonus

The Bonus amount is equal to your Bonus Percentage multiplied by the sum of all contributions minus your Bonus Percentage multiplied by the sum of all withdrawals (including withdrawal charges if any.)  Your Bonus Percentage is determined by your age (or the age of the younger of you and your spouse if you elect the Spousal GLIA Rider) at the time each Bonus is calculated.

Age of (younger) Annuitant	Bonus Percentage
64 or below	4.00%
65-69	4.50%
70-74	5.00%
75-79	5.50%
80 and above	6.50%

If you do not take withdrawals in a Contract Year, we will apply the Bonus on the last day of the Contract Year.  The Bonus is available during the first 10 Contract Years after the GLIA Rider is purchased.

GLIA Charge

We deduct a charge equal to an annual effective rate of 0.90% for the Individual GLIA Rider and an annual effective rate of 1.15% for the Spousal GLIA Rider.  The 0.90% (or 1.15%) charge is multiplied by the Payment Base as of the last day of each calendar quarter and divided by 4.  We will deduct the charge from your Investment Options in the same proportion that the value of each of the Options bears to the Account Value (pro-rata).  This charge decreases your Account Value dollar-for-dollar, but does not decrease your Payment Base.

If the GLIA Rider takes effect or terminates on any day other than the first day of the quarter, we will deduct a proportional share of the charge for the part of the quarter the Rider was in effect.

We reserve the right to increase the annual charge for the Individual GLIA Rider up to a maximum of 1.20%, and the annual charge for the Spousal GLIA Rider up to a maximum of 1.60%.  If we do increase the charge, we will give you prior written notice of the increase and an opportunity to reject the increase.  If you do not reject the increase in writing, the annual charge for your GLIA Rider will increase and you will continue to receive Step-Ups under the terms of the Rider.

If you reject the increase by giving us written notice, your charge will remain the same, but you will not receive any Step-Ups after the effective date of the increase.  Your decision to reject an increase is permanent and once an increase is rejected, you will no longer be eligible to receive notice of or accept additional charge increases and will not receive additional Step-Ups.

GLIA Investment Strategies

If you elect to purchase the GLIA Rider, you must invest 100% of your Account Value at all times in only one of the four GLIA Investment Strategies described below.  (Note that the Investment Options available in the GLIA Investment Strategies are also available without the Rider.)  All GLIA Investment Options are Variable Account Options; no Fixed Accounts are available with the GLIA Rider.

GLIA Investment Strategy 1 — You may select one or more of the three Investment Options, as long as your allocations add up to 100% and do not exceed the percentage indicated for any particular Investment Option.

Touchstone VST Conservative ETF Portfolio	Touchstone VST Moderate ETF Portfolio	Touchstone VST Aggressive ETF Portfolio
0 — 100%	0 — 100%	0 - 50%

GLIA Investment Strategy 2 — You may select one or more of the four Portfolios, as long as your allocations add up to 100%.

Fidelity VIP Freedom 2010 Portfolio	Fidelity VIP Freedom 2015 Portfolio	Fidelity VIP Freedom 2020 Portfolio	Fidelity VIP Freedom 2025 Portfolio

GLIA Investment Strategy 3 — You may allocate your investment as follows:

Touchstone VST Moderate ETF Portfolio	Rydex VT Alternative Strategies Allocation Fund
90%	10%

GLIA Investment Strategy 4 — You may select one or more of the Investment Options in one or more columns, as long as your allocations add up to 100% and are within the minimum and maximum allocation percentages indicated for each column.

Minimum Allocation 30% Maximum Allocation 60%	Minimum Allocation 40% Maximum Allocation 70%	Maximum Allocation 20%	Maximum Allocation 10%

Fixed Income	Core Equity	Non Core Equity	Alternative
Fidelity VIP Investment Grade Bond	Fidelity VIP Asset Manager	Columbia VIT Mid Cap Value	PIMCO VIT All Asset
PIMCO VIT Total Return	Fidelity VIP Balanced	Columbia VIT Small Cap Value	PIMCO VIT Commodity RealReturn Strategy
Touchstone VST Core Bond	Fidelity VIP Contrafund	DWS Small Cap Index VIP	Rydex|SGI VT All-Cap Opportunity
	Fidelity VIP Equity-Income	Fidelity VIP Disciplined Small Cap	Rydex|SGI VT Alternative Strategies Allocation
	Fidelity VIP Growth	Fidelity VIP Mid Cap	Rydex|SGI VT Managed Futures Strategy
	Fidelity VIP Index 500	FTVIPT Franklin Small Cap Value Securities	Rydex|SGI VT Multi-Hedge Strategies
	FTVIPT Franklin Growth and Income Securities	Touchstone VST Baron Small Cap Growth	Van Kampen’s UIF U.S. Real Estate
	FTVIPT Franklin Large Cap Growth Securities	Touchstone VST Mid Cap Growth	High Yield
	FTVIPT Mutual Shares Securities	Touchstone VST Third Avenue Value	Fidelity VIP High Income
	Touchstone VST Aggressive ETF	Van Kampen LIT Capital Growth	FTVIPT Franklin Income Securities
	Touchstone VST Conservative ETF	International	Touchstone VST High Yield
	Touchstone VST Enhanced ETF	Fidelity VIP Overseas	Short Duration
	Touchstone VST Large Cap Core Equity	FTVIPT Templeton Foreign Securities	PIMCO VIT Low Duration
	Touchstone VST Moderate ETF	FTVIPT Templeton Growth Securities	PIMCO VIT Real Return
	Van Kampen LIT Comstock	Van Kampen’s UIF Emerging Markets Debt	Touchstone VST Money Market
	Van Kampen’s UIF U.S. Mid Cap Value	Van Kampen’s UIF Emerging Markets Equity

For more information regarding these Investment Options, including information relating to their investment objectives and policies, and the risks of investing, see Part 3 of this prospectus, as well as the underlying Portfolio prospectuses.  You can obtain a copy of the Portfolio prospectuses by contacting the Administrative Office.  You should read the Portfolio prospectuses carefully before investing.

Subject to required approvals by federal and state authorities, we reserve the right to add, close, eliminate or substitute the GLIA Investment Strategies, the Investment Options or the underlying Portfolios at any time.

Transfer and Allocation Restrictions

The following limitations apply to your allocations and transfers among the Investment Strategies and the GLIA Investment Options.

•                  Only one investment allocation may be in place at any time.  This allocation applies to all current and future contributions and automatic rebalancing.

•                  Transfers may only be accomplished by making an allocation change.

•                  You change your allocation within a GLIA Investment Strategy, or you can move 100% of your investment from one GLIA Investment Strategy to another GLIA Investment Strategy.

•                  Your first allocation change is allowed 90 days after the Contract Date.  Each allocation change starts a 90-day waiting period before you can make another.

•                  We will automatically rebalance your Investment Options quarterly.  The reallocation resulting from automatic rebalancing does not trigger a 90-day waiting period.

•                  You cannot reallocate between the Investment Options within GLIA Investment Strategy 3.  It is a fixed allocation.

Your financial professional or a third party may offer you asset allocation or investment advisory services related to this annuity contract or Rider for an additional fee to be deducted from your contract.  Such fees are considered withdrawals and could cause a Nonguaranteed Withdrawal or make you ineligible to receive a Bonus.  Therefore, if you purchase the GLIA Rider, we do not recommend using this annuity contract to pay for such services.

Contribution Limits

•                  Your initial contribution must be at least $25,000 but not more than $1,000,000 if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

•                  Each additional contribution must be at least $1,000.

•                  You cannot make additional contributions after the older Annuitant’s 80th birthday or during the Guaranteed Payment Phase.

•                  Your total contributions cannot be more than $1 million if you are 75 or younger ($500,000 if you are 76 or older), without our prior approval.

We reserve the right to refuse to accept additional contributions (on a nondiscriminatory basis) at any time to the extent permitted by law.

Withdrawal Protection for Required Minimum Distributions

If you have a tax-qualified annuity contract (such as an IRA), you may need to withdraw money from this annuity contract in order to satisfy IRS required minimum distributions (RMD) after you turn 70½.

We will calculate the RMD with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.

You may take the greater of your LPA or your RMD from your GLIA Rider without causing a Nonguaranteed Withdrawal.  However, timing of the withdrawals may be restricted.  We will notify you during the year of the amount you may take (Maximum Amount), and when you may take the Maximum Amount so you can satisfy your RMD obligations without inadvertently taking a Nonguaranteed Withdrawal.  If you take withdrawals that exceed your Maximum Amount or if you do not honor the timing restrictions, any withdrawals greater than LPA will be treated as Nonguaranteed Withdrawals.  See “Effect of Withdrawals” section, above.

You must take your first annual RMD in the calendar year you turn age 70½.  We reserve the right to make any changes we deem necessary to comply with the tax laws.  You should discuss these matters with your tax advisor prior to electing the GLIA Rider.

Guaranteed Payment Phase

The Guaranteed Payment Phase begins on the date the Account Value decreases to zero, but the Payment Base is more than zero.  During this phase, you will receive automatic payments each Contract Year equal to the LPA on the date of the first payment.

Once the Guaranteed Payment Phase begins, all other rights, benefits, values and charges under the contract, the GLIA Rider and any other Riders, will terminate, except those described in this section and in the “Termination” section below.  We will send you a written notice when the annuity contract enters the Guaranteed Payment Phase.

The payments will continue for your lifetime (or as long as either you or your spouse is alive if you elect the Spousal GLIA Rider).  The Guaranteed Payment Phase will end if the Rider terminates.  See “Cancellation and Termination of Rider” section below.

Contract Structure

While this Rider is in effect:

1.               You must be the Owner and primary Annuitant.  (You may be the beneficial owner through a custodial account.)

2.               Joint Owners are not allowed.

3.               Contingent Annuitants have no effect.

If the Spousal GLIA Rider is elected, in addition to numbers 1-3 above:

4.               You must name your spouse as the spousal Annuitant.

5.               You must name your spouse as the Owner’s Sole Beneficiary and the Annuitant’s Sole Beneficiary.

6.               We will only accept a legal spouse as defined under the federal Defense of Marriage Act (1 U.S.C. §7), which means one spouse of the opposite sex.  Where required by state law, the definition of spouse may be expanded to include a civil union partner or same sex spouse, however, the surviving partner of a civil union or same sex spouse is not afforded the benefits of a surviving spouse beneficiary under Tax Code section 72(s) and will incur a taxable event upon the death of his or her partner.

7.               If you and your spouse are more than 10 years apart in age, the Spousal GLIA Rider is probably not suitable for you.

You may remove a Spousal Annuitant as a party, but you cannot add or change a Spousal Annuitant.

We will not reduce the Rider charge if you remove a spouse.  The Spousal Annuitant is automatically removed upon a divorce or other legal termination of your marriage.  Once the Spousal Annuitant is removed, lifetime withdrawals under the Spousal GLIA Rider are no longer guaranteed for the lives of both you and your spouse.  You must provide us with notice of the divorce or termination of marriage.  If a spouse is removed, you can name new Owner’s Beneficiaries and Annuitant’s Beneficiaries.

Cancellation and Termination of Rider

You may cancel the Rider after it has been in effect for five Contract Years.  After the fifth Contract Year, you will have a 45-day window following each Contract Anniversary to cancel your Rider.

This Rider will terminate automatically on the earliest of the following dates:

1.               The date you die (or survivor of you and your spouse dies if you elect the Spousal GLIA Rider);

2.               The date the Payment Base equals zero;

3.               The date a Nonguaranteed Withdrawal reduces the Account Value to zero;

4.               The date before the Age 60 Contract Anniversary that the Account Value equals zero;

5.               The date that you transfer ownership of the contract;

6.               The date you assign the contract or any benefits under the contract or Rider;

7.               The date a Death Benefit is elected under the contract;

8.               On the Maximum Retirement Date, unless you elect to receive your LPA under an Annuity Benefit;

9.               The date you elect an Annuity Benefit under the contract;

10.         The date you cancel this Rider;

11.         The date the contract ends.

Once cancelled or terminated, this Rider may not be reinstated.

Additional Restrictions

The following additional restrictions apply to your annuity contract if you elect the GLIA Rider:

•                  For the Individual Rider, you must be between 50 and 80 years old on the date you elect the Rider.  For the Spousal Rider, the older of you and your spouse must be between 60 and 80 years old on the date you elect the Rider.

•                  The Guaranteed Rate Options and Systematic Transfer Option are not available.

•                  Systematic Transfer Program is not available.

•                  Dollar Cost Averaging is not available.

•                  Choices Plus Required Minimum Distribution Program is not available.

•                  Systematic Contribution Program is not available.

The addition of the GLIA Rider to your annuity contract may not always be in your best interest.  For example: (i) if you are purchasing the GLIA to meet income needs, you should consider whether an immediate annuity is better suited to your situation; (ii) if you are primarily seeking long-term asset growth and do not plan to take withdrawals until more than ten years after you purchase the Rider, the benefit of the GLIA Rider may not justify its cost; (iii) if you do not expect to take withdrawals while this Rider is in effect, you do not need the GLIA rider because the benefit is accessed through withdrawals; or (iv) if you are likely to need to take withdrawals prior to the LPA being available or in an amount that is greater than the LPA, you should carefully evaluate whether the GLIA Rider is appropriate, due to the negative effect of Nonguaranteed Withdrawals on your Rider values.  You should consult with your tax and financial advisors and carefully consider your alternatives before deciding if the GLIA Rider is suitable for your needs.

We reserve the right to discontinue offering the GLIA Rider at any time, but this will not affect your GLIA Rider once it is issued.

Examples

Please see Appendix D for hypothetical examples that illustrate how the GLIA Rider works.

Highest Anniversary Death Benefit Rider

The Highest Anniversary Death Benefit (HADB) is an optional benefit Rider, which you may purchase for an additional fee.  This Rider provides an enhancement of the standard Death Benefit under the contract as follows:

For contracts where the Annuitant’s age on the Contract Date is up to and including age 70, the Death Benefit will be the greater of:

•                  your highest Account Value on any Contract Anniversary before the Annuitant’s 75th birthday, plus any contributions received after that Contract Anniversary, minus proportional adjustments for any withdrawals (including associated charges) after that Contract Anniversary; or

•                  the standard Death Benefit described in Part 5.

The HADB Rider is not available if the Annuitant is age 71 or older on the Contract Date.

The fee for the HADB Rider is an annual effective rate of 0.20% assessed at the end of each calendar quarter for the life of the contract.  The fee is calculated by multiplying the value of your Variable Account Options as of the last day of each calendar quarter by the annual effective rate and dividing by 4.

Part 7 - Voting Rights

How Portfolio Shares Are Voted

National Integrity is the legal owner of the shares of the Portfolios held by the Separate Account and, as such, has the right to vote on certain matters.  Among other things, we may vote to elect a Portfolio’s Board of Directors, to ratify the selection of independent auditors for a Portfolio, and on any other matters described in a Portfolio’s current prospectus or requiring a vote by shareholders under the 1940 Act.

Whenever a shareholder vote is taken, we give you the opportunity to tell us how to vote the number of shares purchased as a result of contributions to your contract.  We will send you Portfolio proxy materials and a form for giving us voting instructions.

If we do not receive instructions in time from all owners, we will vote shares in a Portfolio for which we have not received instructions in the same proportion as we vote shares for which we have received instructions.  As a result of this proportional voting, the vote of a small number of contract owners may determine the outcome of a proposal.  Under eligible deferred compensation plans and certain qualified plans, your voting instructions must be sent to us indirectly, through your employer, but we are not responsible for any failure by your employer to ask for your instructions or to tell us what your instructions are.  We will vote any Portfolio shares that we are entitled to vote directly, because of amounts we have accumulated in our Separate Account, in the same proportion that other owners vote.  If the federal securities laws or regulations or interpretations of them change so that we are permitted to vote shares of the Portfolios in our own right or to restrict owner voting, we may do so.

If shares of the Portfolios are sold to separate accounts of other insurance companies, the shares voted by those companies in accordance with instructions received from their contract holders will dilute the effect of voting instructions received by us from our owners.

How We Determine Your Voting Shares

You vote only on matters concerning the Portfolios which correspond to the Variable Account Options in which your contributions are invested on the record date set by the Portfolio’s Board of Directors.  We determine the number of Portfolio shares in each Variable Account Option under your contract by dividing the amount of your Account Value allocated to that Variable Account Option by the net asset value of one share of the corresponding Portfolio as of the record date set by a Portfolio’s Board for its shareholder’s meeting.  We count fractional shares.  The record date for this purpose cannot be more than 60 days before the shareholders’ meeting.  All Portfolio shares are entitled to one vote; fractional shares have fractional votes.

Separate Account Voting Rights

Under the 1940 Act, certain actions (such as some of those described under “Changes in How We Operate” in Part 2) may require contract owner approval.  In that case, you will be entitled to a number of votes based on the value you have in the Variable Account Options.  We will cast votes attributable to amounts we have in the Variable Account Options in the same proportions as votes cast by owners.

Part 8 - Tax Aspects of the Contract

Introduction

The effect of federal income taxes on your contract values or payments under your Annuity Benefits varies depending on many factors including:

•  our tax status

•  the tax status of the contract

•  the type of retirement plan, if any, for which the contract is purchased

•  the tax and employment status of the persons receiving payments

The following discussion of the federal income tax treatment of the contract is not designed to cover all situations and is not intended to be tax advice.  It is based upon our understanding of the present federal income tax laws as currently interpreted by the Internal Revenue Service (IRS) and various courts.  The IRS or the courts may change their views on the treatment of these contracts.  Future legislation may have a negative effect on annuity contracts.  Also, we have not attempted to consider any applicable state or other tax laws.  Because of the complexity of the tax laws and the fact that tax results will vary according to the particular circumstances, anyone considering buying a contract, selecting an Annuity Benefit under the contract, or receiving annuity payments under a contract should consult a qualified tax advisor.  National Integrity does not guarantee the federal, state, or local tax status of any contract or any transaction involving the contracts.

Your Contract is an Annuity

•                               You can purchase an annuity with after-tax dollars, in which case taxes on earnings under the contract are generally deferred until you make a withdrawal.

•                               You can purchase an annuity with after-tax dollars to fund a Roth IRA, in which case earnings under the contract are generally fully excluded from taxable income at distribution.

•                               You can also purchase an annuity with pre-tax dollars to fund a tax-favored retirement program, such as an IRA or contribute pre-tax dollars to an annuity used to fund a qualified retirement plan, such as a 401(k) plan, in which case withdrawals are generally fully taxable as ordinary income.

This prospectus covers the basic tax rules to an annuity purchased with after tax-dollars, which are not Roth IRAs (nonqualified annuity), and some of the special tax rules that apply to an annuity purchased to fund a tax-favored retirement program, such as IRAs, 401(k)s and Roth IRAs (qualified annuity).

Taxation of Annuities Generally

Section 72 of the Tax Code governs the taxation of annuities.  In general, contributions you put into a non-qualified annuity (your “basis” or “investment in the contract”) will not be taxed when you receive those amounts back in a distribution.  Also, you are not generally taxed on the annuity’s earnings until some form of withdrawal or distribution is made under the contract.  However, under certain circumstances, the increase in value may be subject to current federal income tax.  For example, corporations, partnerships, and other non-natural persons cannot defer tax on the annuity’s earnings unless an exception applies.  In addition, if an owner transfers an annuity as a gift to someone other than a spouse (or former spouse), all increases in its value are taxed at the time of transfer.  The assignment or pledge or any portion of the value of a contract will be treated as a distribution of that portion of the value of the contract.

You can take withdrawals from the contract or you can elect an Annuity Benefit.  The tax implications are different for each type of distribution.

•                  Withdrawals from a contract before Annuity Benefit payments begin are treated first as taxable income, but only to the extent of the increase of the Account Value.  The rest of the withdrawal, representing your basis in the annuity, is not taxable.  Generally, the investment or basis in the contract equals the contributions made by you or on your behalf, minus any amounts previously withdrawn that were not treated as taxable income.  Special rules may apply if the contract includes contributions made prior to August 14, 1982 that were ruled over to the contract in a tax-free exchange.

•                  If you elect an Annuity Benefit, part of each payment will be the tax-free return of your investment in the contract, based on a ratio of the investment to your expected return under the contract (exclusion ratio).  The rest of each payment will be taxed as ordinary income.  That means that part of each annuity payment is tax-free and part of it is taxable.  When all of these tax-free portions add up to your investment in the contract, all remaining payments are taxed as ordinary income.  If the annuity payments end before the total investment is recovered, a deduction for the remaining basis will generally be allowed on the owner’s final federal income tax return.

We may be required to withhold federal income taxes on all distributions unless the eligible recipients elect not to have any amounts withheld and properly notify us of that election.

You may be subject to a tax penalty of 10% on the taxable portion of a distribution unless one of the following conditions apply:

•                  you are 59½ or older

•                  payment is a result of the owner’s death

•                  payment is part of a series of substantially equal periodic payments paid at least annually for the life (or life expectancy) of the owner or joint lives (or joint life expectancy) of the owner and a beneficiary

•                  payment is a result of the owner becoming disabled within the meaning of Tax Code section 72(m)(7)

•                  payment is from certain qualified plans (note, however, other penalties may apply)

•                  payment is under a qualified funding asset as defined in Section 130(d) of the Tax Code

•                  payment is under certain types of qualified plans held by the employer until the employee separates from service

•                  payment is under an immediate annuity as defined in Tax Code Section 72(u)(4) (non-qualified contracts only)

•                  payment is for the purchase of a first home (distribution up to $10,000) (IRA only)

•                  payment is for certain higher education expenses (IRA only)

•                  payment is for certain deductible medical expenses, or to cover health insurance premiums if you are unemployed (IRA only)

The IRS will treat all annuity contracts issued by us or our affiliates to one owner during any calendar year as a single contract in measuring the taxable income that results from surrenders and withdrawals under any one of the contracts.

Tax Treatment of Living Benefits

If you elect a GLIA Rider, withdrawals of your Lifetime Payout Amount (LPA) are taxable as income to the extent that the Account Value exceeds your investment in the contract.  Once you recover the entire investment basis in the contract, all remaining LPA payments are taxable.  Generally, the investment or basis in the contract equals the contributions made by you or on your behalf.

Tax-Favored Retirement Programs

An owner can use this annuity with certain types of qualified retirement plans that receive favorable tax treatment under the Tax Code.  Numerous tax rules apply to the participants in qualified retirement plans and to the contracts used in connection with those plans.  These tax rules vary according to the type of plan and the terms and conditions of the plan itself, regardless of the terms and conditions of the contract.  Special rules also apply to the time at which distributions must begin and the form in which the distributions must be paid.  Also, we do not offer loans through our annuity contracts even if the qualified plan allows for them.

If you have a qualified annuity contract (such as a traditional IRA), you may need to withdraw money from this annuity contract in order to satisfy the required minimum distributions (RMD) required by the Tax Code after you turn 70½.  We will calculate the required minimum distribution with respect to this annuity contract based on the prior calendar year-end fair market value of this annuity contract only.  We do not take into account your other assets or distributions in making this calculation.  You should discuss these matters with your tax advisor.

Inherited IRAs

This contract may be issued as an inherited IRA.  This occurs if, after the death of the owner of an IRA, the owner’s beneficiary directs that the IRA death proceeds be transferred to a new contract issued and titled as an inherited IRA.  The owner’s beneficiary of the original IRA contract will become the owner under the inherited IRA and may generally exercise the rights under the inherited IRA contract, including the right to name his or her own beneficiary in the event of death.

Special tax rules apply to an inherited IRA.  The tax law does not permit additional contributions to an inherited

IRA contract.  Also, in order to avoid certain income tax penalties, an RMD must be withdrawn each year from an inherited IRA.  The first RMD must be taken on or before December 31 of the calendar year following the year of the original IRA owner’s death.  The tax penalty equals 50% of the excess of the RMD over the amount actually withdrawn from the inherited IRA during the calendar year.

Annuities in Qualified Plan

IRAs and qualified retirement plans, such as 401(k) plans provide you with tax-deferred growth and other tax advantages.  For most investors, it will be advantageous to make maximum allowable contributions to IRAs and 401(k) plans before investing in a variable annuity.  In addition, if you are investing in a variable annuity through a qualified retirement plan (such as 401(k) or IRA), you will get no additional tax advantage from the variable annuity.  Under these circumstances, consider buying a variable annuity only if it makes sense because of the annuity’s other features, such as the Death Benefit, Annuity Benefit or optional Riders.

This contract offers an enhanced Death Benefit and a guaranteed lifetime withdrawal benefit.  The IRS requires an actuarial present value of enhanced benefits to be added to the Account Value for purposes of calculating the fair market value of the annuity and determining the RMD.

Federal and State Income Tax Withholding

Certain states have indicated that pension and annuity withholding will apply to payments made to their residents.  Generally, an election out of federal withholding will also be considered an election out of state withholding.  For more information concerning a particular state, call our Administrative Office listed in the glossary.

Impact of Taxes on the Company

We may charge the Separate Account for taxes.  We can also set up reserves for taxes.

Transfers Among Investment Options

There will not be any current tax liability if you transfer any part of the Account Value among the Investment Options of your contract.

Part 9 — Additional Information

Systematic Withdrawal Program

We offer a program that allows you to pre-authorize periodic withdrawals from your contract prior to your Retirement Date.  You can choose to have withdrawals made monthly, quarterly, semi-annually or annually and can specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is to be made.  If you do not select how often you want to receive withdrawals, we will make them on a monthly basis.  You may specify a dollar amount or an annual percentage to be withdrawn, such as the Free Withdrawal Amount.  The minimum Systematic Withdrawal is $100.  If on any withdrawal date you do not have enough Account Value to make the withdrawal you have specified, no withdrawal will be made and your enrollment in the program will end.  You may specify an account for direct deposit of your Systematic Withdrawals.  Direct deposit is required for monthly withdrawals.  Withdrawals under this program are subject to withdrawal charges, if any (see Part 4, section titled “Withdrawal Charge”) and to income tax and a 10% tax penalty if you are under age 59½.  See Part 8.

To enroll in our Systematic Withdrawal Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Systematic Withdrawal Program at any time.

Income Plus Withdrawal Program

We offer an Income Plus Withdrawal Program that allows you to pre-authorize substantially equal periodic withdrawals, based on your life expectancy as defined by the Tax Code, from your contract anytime before you reach age 59½.  You will not have to pay a tax penalty for these withdrawals, but they will be subject to ordinary income tax.  See Part 8.  Once you begin receiving your withdrawals under this program, you should not change or stop the withdrawals until the later of:

•              the date you reach age 59½; and

•              five years from the date of the first withdrawal under the program.

If you change or stop the withdrawals or take an additional withdrawal, you may have to pay a 10% penalty tax that would have been due on all prior withdrawals made under the Income Plus Withdrawal Program before you reached the date described above, plus interest.

You may choose to have withdrawals made monthly, quarterly, semi-annually or annually and may specify the day of the month (other than the 29th, 30th or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawals, subject to a $100 minimum.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

If on any withdrawal date you do not have enough Account Value to make the withdrawals you specified, no withdrawal will be made and your enrollment in the program will end.

To enroll in our Income Plus Withdrawal Program, send the appropriate form to our Administrative Office.  You may end your participation in the program upon prior written notice.  We may terminate or change the Income Plus Withdrawal Program at any time.  This program is not available in connection with the Systematic Withdrawal Program.  Withdrawals under this program are subject to withdrawal charges, if any.  See Part 4, section titled “Withdrawal Charge”.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Choices Plus Required Minimum Distribution Program

We office a Choices Plus Required Minimum Distribution Program that allows you to pre-authorize withdrawals from your Qualified Annuity contract after you attain age 70½.  The Tax Code requires that you take minimum distributions from most Qualified Annuity contracts beginning on or before April 1st of the calendar year following the calendar year in which you turn 70½ years old.  These withdrawals are subject to ordinary income tax.  See Part 8.

You can choose the Choices Plus Required Minimum Distribution Program at any time if you are age 70½ or older.  You can elect this option by sending the election form to our Administrative Office.  You can choose to have withdrawals made monthly, quarterly, semi-annually, or annually and can specify the day of the month (other than the 29th, 30th, or 31st) on which the withdrawal is made.  You may specify an account for direct deposit of your withdrawals.  Direct deposit is required for monthly withdrawals.  We will calculate the amount of the withdrawals using current IRS guidance.  We are not responsible for any tax or other liability you may incur if our good faith calculations are not correct.  You should consult with your tax advisor to ensure these withdrawals are appropriate to your situation.

Withdrawals of Account Value that are made as part of the Choices Plus program are not subject to withdrawal charges or MVAs.  You may end your participation in the program upon prior written notice.  We may terminate or change the Choices Plus Required Minimum Distribution Program at any time.

This program is not available with the GLIA Rider.  See Part 6, section titled “Withdrawal Protection for Required Minimum Distributions.”

Dollar Cost Averaging Program

Dollar cost averaging refers to the practice of investing the same amount in the same Variable Account Option at regular intervals (such as once a month), regardless of market conditions.  Thus, you automatically buy more Units when the price is low and fewer when the price is high.  Over time, you may reduce the risk of buying Units when their cost is highest.  Dollar cost averaging does not assure a profit and does not protect against investment losses.

We offer a Dollar Cost Averaging Program under which we transfer contributions that you have allocated to the Touchstone VST Money Market Fund to one or more Variable Account Options on a monthly, quarterly, semi-annual or annual basis.  You must tell us how much you want transferred into each Variable Account Option.  The minimum transfer to each Variable Account Option is $100.  We will not charge a transfer charge under our Dollar Cost Averaging Program, and these transfers will not count towards the 12 free transfers you may make in a Contract Year.

To enroll in our Dollar Cost Averaging Program, send the appropriate form to our Administrative Office.  You may terminate your participation in the program upon prior written notice.  We may terminate or change the Dollar Cost Averaging Program at any time.  If you do not have enough Account Value in the Touchstone VST Money Market Fund to transfer to each Variable Account Option specified, no transfer will be made and your enrollment in the program will end.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Systematic Transfer Program

We also offer a Systematic Transfer Program where we accept new contributions into a Systematic Transfer Option (STO), which is a Fixed Account, and make transfers out of the STO to one or more other Variable Account Options on a monthly or quarterly basis.  We will transfer your STO contributions in approximately equal installments of at least $1,000 over either a six-month or one-year period, depending on the option you select.  If you do not have enough Account Value in the STO to transfer to each Variable Account Option specified, a final transfer will be made on a pro rata basis and your enrollment in the program will end.  All interest accrued and any Account Value remaining in the STO at the end of the period during which transfers are scheduled to be made will be transferred at the end of that period on a pro rata basis to the Variable Account Options you chose for this program.  You cannot transfer Account Value into an STO.

We will not charge a transfer charge under our Systematic Transfer Program, and these transfers will not count towards the 12 free transfers you may make in a Contract Year. See Part 4, section titled “Transfer Charge.”

To enroll in our Systematic Transfer Program, send the appropriate form to our Administrative Office.  We can end the Systematic Transfer Program in whole or in part, or restrict contributions to the program.  This program may not be currently available in some states.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Customized Asset Rebalancing Program

Asset rebalancing allows you to maintain a diversified investment mix that is appropriate for your goals and risk tolerance.  Because your different Investment Options will experience different gains and losses at different times, your asset allocation may shift from your preferred mix.  Asset rebalancing periodically resets your investments to your original allocations, ensuring that your asset mix stays in line with your investment strategy.

We offer a Customized Asset Rebalancing Program that allows you to establish a rebalancing allocation and determine how often the Account Value in your currently available Variable Investment Options will rebalance to that allocation.  You can choose to rebalance monthly, quarterly, semi-annually or annually.

The Account Value in the currently available Variable Account Options will automatically be rebalanced back to your rebalancing allocation percentages by selling all existing Units subject to rebalancing and repurchasing Units according to your rebalancing allocation.  You will receive a confirmation notice after each rebalancing.  Variable Account Options that are closed to new purchases, and Fixed Accounts, are not included in the

Customized Asset Rebalancing Program.

A transfer request or a reallocation of your Account Value does not change your rebalancing allocation.  You must provide specific instructions if you wish to change your rebalancing allocations.  We do not charge a transfer charge for transfers under our Customized Asset Rebalancing Program, and the transfers do not count towards your 12 free transfers.  See Part 4, section titled “Transfer Charge.”

To enroll in our Customized Asset Rebalancing Program, send the appropriate form to our Administrative Office.  Other allocation programs, such as Dollar Cost Averaging, may not work with the Customized Asset Rebalancing Program.  You should, therefore, monitor your use of other programs, as well as transfers and withdrawals, while the Customized Asset Rebalancing Program is in effect.  You may terminate your participation in the program upon one day’s prior written notice, and you may end or change the Customized Asset Rebalancing Program at any time.  We recommend you consult with your financial professional when establishing your investment portfolio.

This program is not available with the GLIA Rider.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Systematic Contributions Program

We offer a program for systematic contributions that allows you to pre-authorize monthly, quarterly, or semi-annual withdrawals from your checking account to make your contributions to your annuity contract.  To enroll in this program, send the appropriate form to our Administrative Office.  You or we may end your participation in the program with 30 days’ prior written notice.  We may end your participation if your bank declines to make any payment.  The minimum amount for systematic contributions is $100 per month.

Contributions to the GLIA Investment Options may not be made via the Systematic Contribution Program.  See Part 6, section titled “Guaranteed Lifetime Income Advantage Rider.”

Legal Proceedings

National Integrity is a party to litigation and arbitration proceedings in the ordinary course of its business.  None of these matters is expected to have a material adverse effect on National Integrity.

If you would like to receive a copy of the Statement of Additional Information, please write:

Administrative Office

National Integrity Life Insurance Company

15 Matthews Street #200

Goshen, New York 10924

ATTN:  Request for SAI of Separate Account I

Part 10 — Prior Contracts

If you are a current contract owner, you should note that some of the options, features, and charges of your contract differ from those in the AdvantEdge contract we are currently offering via this prospectus.  AdvantEdge was formerly known as the GrandMaster product line.  You may own a prior version of the AdvantEdge contract sold under the name GrandMaster, Heritage Asset Builder or GrandMaster flex3.  Material differences in prior versions of this contract from the AdvantEdge contract we are currently offering are described below.  The dates given are the company roll-out dates, but these dates vary state by state.  Please check your contract and the prospectus you received when you purchased your annuity if you are uncertain about whether these features are in your contract.

Guaranteed Lifetime Income Advantage Rider - Available on AdvantEdge contracts offered from February 25, 2008 to February 28, 2010

This Rider is the same as the Rider currently offered (see Part 6) except that the Withdrawal Percentages and Bonus Percentages were as follows:

Age of (younger) Annuitant	Withdrawal Percentage
60-64	4.50%
65-69	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Age of (younger) Annuitant	Bonus Percentage
69 or below	5.00%
70-74	5.50%
75-79	6.00%
80 and above	7.00%

Guaranteed Lifetime Income Advantage Rider - Available on AdvantEdge contracts offered from February 25, 2008 to March 1, 2009

This Rider is the same as the Rider currently offered (see Part 6) except the GLIA Rider charge was lower.

Separate Account Annual Expenses as a percentage of value charged

	Maximum Charge	Current Charge
Mortality and Expense Risk Charge(1)	1.60%	1.60%
Optional Highest Anniversary Death Benefit Charge(2)	0.20%	0.20%
Optional Guaranteed Lifetime Income Advantage — Individual Rider Charge(3)	1.20%	0.60%
Optional Guaranteed Lifetime Income Advantage — Spousal Rider Charge (3)	1.60%	0.80%
Highest Possible Total Separate Account Annual Expenses(4)	3.40%	2.60%

GrandMaster flex3  —  Contracts issued from May 1, 2002 to February 24, 2008

Annual Administrative Charge

Annual Administrative Charge(5)	$50

(1) Assessed daily on the amount allocated to the Variable Account Options

(2) Assessed quarterly on the amount allocated to the Variable Account Options

(3) Assessed quarterly based on the Payment Base-see Part 6; only one of the GLIA Riders, either Individual or Spousal, can be elected.

(4) You may elect only one of these optional benefits: Individual GLIA or Spousal GLIA.  Therefore the highest possible total separate account annual expenses reflect the election of the optional benefit that carries the higher cost.

(5) This charge will be waived if the Account Value is at least $75,000 on the last day of the Contract Year.

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge(6)	1.55%

Withdrawal Charge

Contribution Year	Charge as a percentage of the contribution withdrawn
1	7%
2	6%
3	5%
thereafter	0%

Commission Allowance and Additional Payments to Distributors

We generally pay a commission to the sales representative equal to a maximum of 4.50% of contributions, plus up to 1.00% trail commission paid on Account Value starting in the second Contract Year.

Standard Death Benefit

For contracts where the Annuitant’s age on the Contract Date is up to and including age 85, the Death Benefit will be the greatest of:

•                  highest Account Value on any Contract Anniversary before Annuitant’s age 76, plus any contributions received after that Contract Anniversary, minus a proportional adjustment for any withdrawals (and associated charges)received after that Contract Anniversary; or

•                  total contributions, minus any withdrawals (and associated charges); or

•                  your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

For contracts where the Annuitant’s age on the Contract Date is 86 or older the Death Benefit is:

•                  your current Account Value on the Business Day we receive due proof of death and the beneficiary’s election in good order.

Optional Benefits

The Guaranteed Lifetime Income Advantage was not available.

Fixed Accounts

Guaranteed Return Options were not available on GrandMaster flex3 contracts issued before November 17, 2003.

Contracts issued from May 1, 2002 to November 17, 2003

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge	1.55%
Optional AVO Charge (maximum charge 3%)	0.45%
Highest Possible Total Separate Account Annual Expenses	2.00%

Additional Features

The Added Value Option (AVO) was available.  The AVO was an optional benefit Rider available for an additional cost, which is shown in the table below.  If you selected the AVO (you would have selected the AVO at the time of application) we credited from 1% up to 3% of all your contributions made during the first Contract

(6) Assessed daily on the amount allocated to the Variable Account Options

Year.  For example, if $50,000 was contributed and the 3% AVO was selected, we would have credited $1500 to your Account Value.

AVO percentage elected	Charge at annual effective rate	Total Separate Account Charges with AVO
1%	0.15%	1.70%
2%	0.30%	1.85%
3%	0.45%	2.00%

The dollar amount of the charge for the AVO is subject to a minimum and maximum amount.  For a 1% credit the minimum amount is .145% multiplied by first-year total contributions and the maximum amount is .182% multiplied by first-year total contributions.  To calculate the minimum and maximum dollar amounts, multiply the first-year total contributions, by the percentages in the following chart, for the AVO you select.  First-Year Total Contributions are all deposits made into the annuity, whether by your contribution or by us, during the first Contract Year.

AVO percentage elected	Minimum Percentage	Maximum Percentage
1%	0.145%	0.182%
2%	0.290%	0.364%
3%	0.435%	0.546%

This fee is assessed quarterly to the Account Value for seven Contract Years.  Therefore, the fee will be assessed against any contributions you make after the first Contract Anniversary, which do not receive any AVO credit.  Over time, the benefit of the AVO may be more than offset by the fees associated with the option.

We use this charge as well as a portion of the withdrawal charge and mortality and expense risk charge to recover the cost of providing the AVO.  We intend to make a profit from these fees and charges.  Under certain circumstances, such as periods of poor market performance, the cost associated with the AVO may exceed the sum of the AVO and any related earnings.  Generally, if the average annual investment performance exceeds the percentages listed below, you will benefit from having the AVO.  Generally, if the average annual investment performance is below the percentages listed below, or you invest substantially in the Fixed Accounts, you will not benefit from the AVO.  The approximate average annual investment performance threshold needed to benefit from the AVO is as follows:

AVO percentage elected	Approximate Average Annual Investment Performance Threshold
1%	7.70%
2%	8.05%
3%	8.40%

Some or all of the AVO will be recaptured by the company if you surrender your contract or take withdrawals, including withdrawals under the Disability Waiver or for RMD from a Qualified Annuity..  The chart below shows what recapture percentage will be applied.  For partial withdrawals, the recapture percentage is applied to a portion of the AVO equal to the amount of the withdrawal divided by the Account Value at the time of withdrawal.  The amount recaptured is based upon the year the withdrawal is taken.  The total amount recaptured will never exceed what was credited.  The AVO will not be recaptured upon election of an Annuity Benefit under the contract after the first Contract Year, or payment of a Death Benefit.

Contract Year	Recapture Percentage
1	100%
2	100%
3	85%
4	70%
5	55%
6	40%
7	25%
8	0%

Death Benefit

For Contracts issued before the Annuitant’s 86th birthday, if the Annuitant dies before age 90 (or the Contract’s 10th anniversary date, if later) before annuity payments have started, the death benefit is the greatest of:

•                  your highest Account Value on any contract anniversary before age 81, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges);

•                  total contributions, minus withdrawals (and associated charges); or

•                  your Account Value on the day we receive due proof of death and beneficiary’s election form in good order.

GrandMaster I, II and III - Contracts issued prior to May 1, 2002

Contract Owner Transaction Expenses

Maximum Deferred Sales Load (Withdrawal Charge) as a percentage of contributions	7%
Transfer Charge (for each transfer after 12 transfers in one Contract Year)(7)	$20

Annual Administrative Charge

Annual Administrative Charge(8)	$30

Separate Account Annual Expenses as a percentage of value charged

Mortality and Expense Risk Charge	1.35%

Total Annual Portfolio Operating Expenses for the Portfolios in which you may purchase a class of shares that is different from the table in Part 1 of this prospectus.  All other portfolios and expenses are the same as in the table in Part 1.

Gross and Net annual expenses as a percentage of average net assets in each Portfolio:

Portfolio	Management Fees	12b-1 Fee or Service Fee	Other Expenses	Acquired Fund Fees and Expenses	Total Annual Gross Expenses	Total Annual Net Expenses
Fidelity VIP Asset Manager Portfolio, Initial Class(9)	0.51%	0.00%	0.16%	N/A	0.67%	0.66%
Fidelity VIP Contrafund Portfolio, Initial Class (10)	0.56%	0.00%	0.11%	N/A	0.67%	0.65%
Fidelity VIP Equity-Income Portfolio, Initial Class	0.46%	0.00%	0.12%	N/A	0.58%	0.58%
Fidelity VIP High Income Portfolio, Initial Class	0.57%	0.00%	0.13%	N/A	0.70%	0.70%

Maximum Number of Investment Options

You may invest in, or have allocations directed to, a total of ten investment options at any time.

Optional Benefits

The Guaranteed Lifetime Income Advantage was not available.

Additional information for contracts issued before February 15, 1997

(7) For contracts issued before approximately May 1, 1996, the transfer a charge is $25 per transfer after your 12 free transfers.

(8) This charge will be waived if the Account Value is at least $50,000 on the last day of the Contract Year.

(9) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  Including these reductions, the total class operating expenses for the Portfolio would be as set forth in the Total Annual Net Expenses column in the above table.  These offsets may be discontinued at any time.

(10) A portion of the brokerage commissions that the Portfolio pays may be reimbursed and used to reduce the Portfolio’s expenses.  In addition, through arrangements with the Portfolios’ custodian, credits realized as a result of uninvested cash balances are used to reduce the Portfolio’s custodian expenses.  Including these reductions, the total class operating expenses for the Portfolio would have been as set forth in the Total Annual Net Expenses column in the above table.  These offsets may be discontinued at any time.

Disability Waivers are not available for contracts issued before February 15, 1997

The systematic transfer option is not available for contracts issued before July 7, 1998.

Death Benefits

For contracts issued before January 1, 1995, the amount of the death benefit is the greatest of:

•                  your current Account Value on the day we receive due proof of death and beneficiary’s election form in good order,

•                  the Account Value at the beginning of the seventh Contract Year, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges), or

•                  your total contributions less the sum of withdrawals (and associated charges).

For contracts issued on or after January 1, 1995, the amount of the death benefit is the greatest of:

•                  your current Account Value on the day we receive due proof of death and beneficiary’s election form in good order

•                  the highest Account Value at the beginning of any Contract Year, plus subsequent contributions and minus a proportional adjustment for subsequent withdrawals (and associated charges), or

•                  your total contributions less the sum of withdrawals (and associated charges).

Appendix A

Financial Information for Separate Account I of National Integrity (AdvantEdge)

For the Variable Account Options we currently offer, the table below shows the following data for AdvantEdge contracts with a mortality and expense risk charge of 1.60%, issued after approximately February 25, 2008 (date varies by state):  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception

			Inception
			Date and
	2009	2008	Value

DWS Small Cap Index VIP, Class B (1351)
Unit value at beginning of period	$7.14	$10.00	$10.00
Unit value at end of period	$8.87	$7.14
Units outstanding at end of period	663	0	2-25-08

Columbia VIT Mid Cap Value, Class B (1393)
Unit value at beginning of period	—		$10.00
Unit value at end of period	$12.93	—
Units outstanding at end of period	0		5-2-09

Columbia VIT Small Cap Value, Class B (1392)
Unit value at beginning of period	—		$10.00
Unit value at end of period	$12.50	—
Units outstanding at end of period	1,059		5-2-09

Fidelity VIP Asset Manager, Service Class 2 (1332)
Unit value at beginning of period	$7.25	$10.00	$10.00
Unit value at end of period	$9.18	$7.25
Units outstanding at end of period	6,784	3,652	2-25-08

Fidelity VIP Balanced, Service Class 2 (1337)
Unit value at beginning of period	$6.85	$10.00	$10.00
Unit value at end of period	$9.32	$6.85
Units outstanding at end of period	2,750	1,614	2-25-08

Fidelity VIP Contrafund, Service Class 2 (1335)
Unit value at beginning of period	$6.25	$10.00	$10.00

			Inception
			Date and
	2009	2008	Value

Unit value at end of period	$8.34	$6.25
Units outstanding at end of period	77,850	30,381	2-25-08

Fidelity VIP Disciplined Small Cap, Service Class 2 (1342)
Unit value at beginning of period	$7.15	$10.00	$10.00
Unit value at end of period	$8.58	$7.15
Units outstanding at end of period	1,622	0	2-25-08

Fidelity VIP Equity Income, Service Class 2 (1333)
Unit value at beginning of period	$6.07	$10.00	$10.00
Unit value at end of period	$7.76	$6.07
Units outstanding at end of period	7,222	818	2-25-08

Fidelity VIP Freedom 2010, Service Class 2 (1343)
Unit value at beginning of period	$7.69	$10.00	$10.00
Unit value at end of period	$9.38	$7.69
Units outstanding at end of period	6,192	0	2-25-08

Fidelity VIP Freedom 2015, Service Class 2 (1344)
Unit value at beginning of period	$7.53	$10.00	$10.00
Unit value at end of period	$9.26	$7.53
Units outstanding at end of period	11,236	0	2-25-08

Fidelity VIP Freedom 2020, Service Class 2 (1345)
Unit value at beginning of period	$7.03	$10.00	$10.00
Unit value at end of period	$8.90	$7.03
Units outstanding at end of period	1,133	0	2-25-08

Fidelity VIP Freedom 2025, Service Class 2 (1346)
Unit value at beginning of period	$6.90	$10.00	$10.00
Unit value at end of period	$8.81	$6.90
Units outstanding at end of period	1,147	0	2-25-08

			Inception
			Date and
	2009	2008	Value

Fidelity VIP Freedom 2030, Service Class 2 (1347)
Unit value at beginning of period	$6.56	$10.00	$10.00
Unit value at end of period	$8.47	$6.56
Units outstanding at end of period	0	0	2-25-08

Fidelity VIP Growth, Service Class 2 (1334)
Unit value at beginning of period	$5.75	$10.00	$10.00
Unit value at end of period	$7.24	$5.75
Units outstanding at end of period	2,881	$2,799	2-25-08

Fidelity VIP High Income, Service Class 2 (1329)
Unit value at beginning of period	$7.60	$10.00	$10.00
Unit value at end of period	$10.73	$7.60
Units outstanding at end of period	38,581	0	2-25-08

Fidelity VIP Index 500, Service Class 2 (1336)
Unit value at beginning of period	$6.71	$10.00	$10.00
Unit value at end of period	$8.34	$6.71
Units outstanding at end of period	30,066	4,435	2-25-08

Fidelity VIP Investment Grade Bond, Service Class 2 (1330)
Unit value at beginning of period	$9.51	$10.00	$10.00
Unit value at end of period	$10.81	$9.51
Units outstanding at end of period	7,760	1,508	2-25-08

Fidelity VIP Mid-Cap, Service Class 2 (1340)
Unit value at beginning of period	$6.40	$10.00	$10.00
Unit value at end of period	$8.80	$6.40
Units outstanding at end of period	16,107	0	2-25-08

Fidelity VIP Overseas, Service Class 2 (1331)
Unit value at beginning of period	$6.05	$10.00	$10.00
Unit value at end of period	$7.51	$6.05
Units outstanding at end of period	15,096	6,525	2-25-08

			Inception
			Date and
	2009	2008	Value

FTVIPT Franklin Growth & Income Securities, Class 2 (1326)
Unit value at beginning of period	$6.69	$10.00	$10.00
Unit value at end of period	$8.33	$6.69
Units outstanding at end of period	5,144	3,384	2-25-08

FTVIPT Franklin Income Securities, Class 2 (1327)
Unit value at beginning of period	$7.21	$10.00	$10.00
Unit value at end of period	$9.62	$7.21
Units outstanding at end of period	10,617	3,757	2-25-08

FTVIPT Franklin Large Cap Growth Securities, Class 2 (1323)
Unit value at beginning of period	$6.94	$10.00	$10.00
Unit value at end of period	$8.86	$6.94
Units outstanding at end of period	7,085	1,492	2-25-08

FTVIPT Franklin Small Cap Value Securities, Class 2 (1328)
Unit value at beginning of period	$6.88	$10.00	$10.00
Unit value at end of period	$8.75	$6.88
Units outstanding at end of period	10,129	0	2-25-08

FTVIPT Franklin Mutual Shares Securities, Class 2 (1325)
Unit value at beginning of period	$6.64	$10.00	$10.00
Unit value at end of period	$8.24	$6.64
Units outstanding at end of period	57,618	16,667	2-25-08

FTVIPT Templeton Foreign Securities, Class 2 (1322)
Unit value at beginning of period	$6.49	$10.00	$10.00
Unit value at end of period	$8.76	$6.49
Units outstanding at end of period	8,899	5,024	2-25-08

			Inception
			Date and
	2009	2008	Value

FTVIPT Templeton Growth Securities, Class 2 (1324)
Unit value at beginning of period	$6.31	$10.00	$10.00
Unit value at end of period	$8.15	$6.31
Units outstanding at end of period	6,293	4,242	2-25-08

PIMCO VIT All Asset, Advisor Class (1371)
Unit value at beginning of period	$8.28	$10.00	$10.00
Unit value at end of period	$9.89	$8.28
Units outstanding at end of period	17,221	0	2-25-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1370)
Unit value at beginning of period	$4.79	$10.00	$10.00
Unit value at end of period	$6.67	$4.79
Units outstanding at end of period	18,459	9,308	2-25-08

PIMCO VIT Low Duration, Advisor Class (1368)
Unit value at beginning of period	$9.65	$10.00	$10.00
Unit value at end of period	$10.75	$9.65
Units outstanding at end of period	7,484	0	2-25-08

PIMCO VIT Real Return, Advisor Class (1369)
Unit value at beginning of period	$8.89	$10.00	$10.00
Unit value at end of period	$10.35	$8.89
Units outstanding at end of period	2,172	888	2-25-08

PIMCO VIT Total Return, Advisor Class (1367)
Unit value at beginning of period	$10.13	$10.00	$10.00
Unit value at end of period	$11.36	$10.13
Units outstanding at end of period	155,826	35,107	2-25-08

Rydex|SGI VT All-Cap Opportunity (1372)
Unit value at beginning of period	$6.64	$10.00	$10.00
Unit value at end of period	$8.31	$6.64
Units outstanding at end of period	5,524	4,148	2-25-08

			Inception
			Date and
	2009	2008	Value

Rydex|SGI VT Alternative Strategies Allocation (1390)
Unit value at beginning of period	$9.90	$10.00	$10.00
Unit value at end of period	$9.82	$9.90
Units outstanding at end of period	2,493	0	11-24-08

Rydex|SGI VT Managed Futures Strategy (1391)
Unit value at beginning of period	$9.51	$10.00	$10.00
Unit value at end of period	$8.98	$9.51
Units outstanding at end of period	7,849	1,044	11-24-08

Rydex|SGI VT Multi-Hedge Strategies (1373)
Unit value at beginning of period	$8.38	$10.00	$10.00
Unit value at end of period	$7.98	$8.38
Units outstanding at end of period	11,442	2,697	2-25-08

Touchstone VST Baron Small Cap (1361)
Unit value at beginning of period	$6.99	$10.00	$10.00
Unit value at end of period	$9.14	$6.99
Units outstanding at end of period	18,597	3,457	2-25-08

Touchstone VST Core Bond (1353)
Unit value at beginning of period	$9.56	$10.00	$10.00
Unit value at end of period	$10.81	$9.56
Units outstanding at end of period	0	0	2-25-08

Touchstone VST High Yield (1357)
Unit value at beginning of period	$7.66	$10.00	$10.00
Unit value at end of period	$11.05	$7.66
Units outstanding at end of period	0	0	2-25-08

Touchstone VST Large Cap Core Equity (1358)
Unit value at beginning of period	$6.95	$10.00	$10.00
Unit value at end of period	$8.48	$6.95
Units outstanding at end of period	2,266	1,102	2-25-08

Touchstone VST Mid Cap Growth (1354)
Unit value at beginning of period	$6.43	$10.00	$10.00
Unit value at end of period	$8.79	$6.43
Units outstanding at end of period	5,042	0	2-25-08

			Inception
			Date and
	2009	2008	Value

Touchstone VST Money Market (1359)
Unit value at beginning of period	$10.10	$10.00	$10.00
Unit value at end of period	$10.03	$10.10
Units outstanding at end of period	20,203	0	2-25-08

Touchstone VST Third Avenue Value (1360)
Unit value at beginning of period	$6.38	$10.00	$10.00
Unit value at end of period	$8.25	$6.38
Units outstanding at end of period	30,167	14,931	2-25-08

Touchstone VST Aggressive ETF (1365)
Unit value at beginning of period	$7.42	$10.00	$10.00
Unit value at end of period	$8.88	$7.42
Units outstanding at end of period	8,874	5,717	2-25-08

Touchstone VST Conservative ETF (1363)
Unit value at beginning of period	$9.11	$10.00	$10.00
Unit value at end of period	$10.02	$9.11
Units outstanding at end of period	2,802	1,112	2-25-08

Touchstone VST Enhanced ETF (1366)
Unit value at beginning of period	$7.36	$10.00	$10.00
Unit value at end of period	$8.85	$7.36
Units outstanding at end of period	11,946	7,762	2-25-08

Touchstone VST Moderate ETF (1364)
Unit value at beginning of period	$8.18	$10.00	$10.00
Unit value at end of period	$9.45	$8.18
Units outstanding at end of period	10,190	4,187	2-25-08

Van Kampen LIT Comstock, Class II (1321)
Unit value at beginning of period	$6.64	$10.00	$10.00
Unit value at end of period	$8.39	$6.64
Units outstanding at end of period	0	0	2-25-08

Van Kampen LIT Capital Growth, Class II (1320)
Unit value at beginning of period	$5.59	$10.00	$10.00

			Inception
			Date and
	2009	2008	Value

Unit value at end of period	$9.12	$5.59
Units outstanding at end of period	1,065	0	2-25-08

Van Kampen’s UIF Emerging Markets Debt, Class II (1349)
Unit value at beginning of period	$8.40	$10.00	$10.00
Unit value at end of period	$10.75	$8.40
Units outstanding at end of period	5,760	2,851	2-25-08

Van Kampen’s UIF Emerging Markets Equity, Class II (1350)
Unit value at beginning of period	$4.66	$10.00	$10.00
Unit value at end of period	$7.80	$4.66
Units outstanding at end of period	23,084	10,178	2-25-08

Van Kampen’s UIF U.S. Mid Cap Value, Class II (1376)
Unit value at beginning of period	$6.09	$10.00	$10.00
Unit value at end of period	$8.34	$6.09
Units outstanding at end of period	17,938	1,716	5-1-08

Van Kampen’s UIF US Real Estate, Class II (1348)
Unit value at beginning of period	$6.15	$10.00	$10.00
Unit value at end of period	$7.77	$6.15
Units outstanding at end of period	4,335	0	2-25-08

Appendix A

Financial Information for Separate Account I of National Integrity (GrandMaster flex3)

For the Variable Account Options we currently offer, the table below shows the following data for GrandMaster flex3 contracts with a mortality and expense risk charge of 1.55%, issued after approximately May 1, 2002:  Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

									Inception
									Date and
	2009	2008	2007	2006	2005	2004	2003	2002	Value

DWS Small Cap Index, Class B (154)
Unit value at beginning of period	$10.12	$15.65	$16.24	$14.08	$13.75	$11.89	$8.27	$10.00	$10.00
Unit value at end of period	$12.58	$10.12	$15.65	$16.24	$14.08	$13.75	$11.89	$8.27
Units outstanding at end of period	7,426	11,406	12,236	17,655	15,724	15,397	12,478	0	5-1-02

Columbia VIT Mid Cap Value, Class B (1387)									$10.00
Unit value at beginning of period	—	—	—	—	—	—	—	—
Unit value at end of period	$12.94								5-2-09
Units outstanding at end of period	0

Columbia VIT Small Cap Value, Class B (1386)									$10.00
Unit value at beginning of period	—	—	—	—	—	—	—	—
Unit value at end of period	$12.50								5-2-09
Units outstanding at end of period	0

Fidelity VIP Asset Manager, Service Class 2 (172)
Unit value at beginning of period	$8.86	$12.65	$11.16	$10.58	$10.36	$10.00	—	—	$10.00
Unit value at end of period	$11.23	$8.86	$12.65	$11.16	$10.58	$10.36
Units outstanding at end of period	4,542	5,189	8,818	20,969	23,811	18,513			5-1-04

									Inception
									Date and
	2009	2008	2007	2006	2005	2004	2003	2002	Value

Fidelity VIP Balanced, Service Class 2 (170)
Unit value at beginning of period	$9.15	$14.11	$13.18	$12.01	$11.56	$11.17	$10.00	—	$10.00
Unit value at end of period	$12.46	$9.15	$14.11	$13.18	$12.01	$11.56	$11.17
Units outstanding at end of period	23,775	26,891	40,508	29,851	26,465	25,791	2,656		5-1-03

Fidelity VIP Contrafund, Service Class 2 (102)
Unit value at beginning of period	$10.42	$18.48	$16.00	$14.58	$12.70	$11.20	$8.88	$10.00	$10.00
Unit value at end of period	$13.90	$10.42	$18.48	$16.00	$14.58	$12.70	$11.20	$8.88
Units outstanding at end of period	102,227	124,699	146,150	137,345	119,897	57,352	17,116	860	5-1-02

Fidelity VIP Disciplined Small Cap, Service Class 2 (1304)
Unit value at beginning of period	$5.85	$8.99	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$7.02	$5.85	$8.99
Units outstanding at end of period	933	4,660	5,352						4-27-07

Fidelity VIP Equity Income, Service Class 2 (104)
Unit value at beginning of period	$8.32	$14.77	$14.82	$12.55	$12.07	$11.02	$8.61	$10.00	$10.00
Unit value at end of period	$10.63	$8.32	$14.77	$14.82	$12.55	$12.07	$11.02	$8.61
Units outstanding at end of period	16,248	20,547	30,364	33,694	34,719	37,953	7,752	173	5-1-02

Fidelity VIP Freedom 2010, Service Class 2 (1309)
Unit value at beginning of period	$7.53	$10.22	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.19	$7.53	$10.22
Units outstanding at end of period	1,046	7,503	3,510						4-30-07

Fidelity VIP Freedom 2015, Service Class 2 (1310)
Unit value at beginning of period	$7.32	$10.23	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$9.01	$7.32	$10.23
Units outstanding at end of period	630	630	151						4-30-07

									Inception
									Date and
	2009	2008	2007	2006	2005	2004	2003	2002	Value

Fidelity VIP Freedom 2020, Service Class 2 (1311)
Unit value at beginning of period	$6.78	$10.24	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.58	$6.78	$10.24
Units outstanding at end of period	0	0	0						4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (1312)
Unit value at beginning of period	$6.62	$10.25	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.46	$6.62	$10.25
Units outstanding at end of period	0	0	0						4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (1313)
Unit value at beginning of period	$6.24	$10.26	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$8.06	$6.24	$10.26
Units outstanding at end of period	0	0	0						4-30-07

Fidelity VIP Growth, Service Class 2 (105)
Unit value at beginning of period	$7.73	$14.90	$11.95	$11.39	$10.96	$10.80	$8.28	$10.00	$10.00
Unit value at end of period	$9.74	$7.73	$14.90	$11.95	$11.39	$10.96	$10.80	$8.28
Units outstanding at end of period	12,210	15,570	19,501	14,184	14,366	57,737	2,735	0

Fidelity VIP High Income, Service Class 2 (171)
Unit value at beginning of period	$10.12	$13.74	$13.61	$12.45	$12.36	$11.48	$10.00	—	$10.00
Unit value at end of period	$14.30	$10.12	$13.74	$13.61	$12.45	$12.36	$11.48
Units outstanding at end of period	101,471	111,583	39,394	172,810	207,903	133,585	56,915

Fidelity VIP Index 500, Service Class 2 (1301)
Unit value at beginning of period	$6.08	$9.83	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$7.56	$6.08	$9.83
Units outstanding at end of period	75,213	85,775	99,701						4-27-07

									Inception
									Date and
	2009	2008	2007	2006	2005	2004	2003	2002	Value

Fidelity VIP Investment Grade Bond, Service Class 2 (174)
Unit value at beginning of period	$10.33	$10.87	$10.61	$10.35	$10.31	$10.00	—	—	$10.00
Unit value at end of period	$11.74	$10.33	$10.87	$10.61	$10.35	$10.31
Units outstanding at end of period	44,723	99,409	38,550	39,171	34,653	15,736

Fidelity VIP Mid Cap Fund, Service Class 2 (108)
Unit value at beginning of period	$12.93	$21.75	$19.16	$17.31	$14.90	$12.14	$8.92	$10.00	$10.00
Unit value at end of period	$17.79	$12.93	$21.75	$19.16	$17.31	$14.90	$12.14	$8.92
Units outstanding at end of period	45,343	56,125	88,459	75,008	63,540	18,641	9,740	612

Fidelity VIP Overseas, Service Class 2 (175)
Unit value at beginning of period	$9.53	$17.27	$14.99	$12.93	$11.05	$10.00	—	—	$10.00
Unit value at end of period	$11.84	$9.53	$17.27	$14.99	$12.93	$11.05
Units outstanding at end of period	25,581	34,319	47,138	24,592	13,553	2,622

FTVIPT Franklin Growth & Income Securities, Class 2 (165)
Unit value at beginning of period	$9.15	$14.34	$15.12	$13.16	$12.91	$11.85	$10.00	—	$10.00
Unit value at end of period	$11.40	$9.15	$14.34	$15.12	$13.16	$12.91	$11.85
Units outstanding at end of period	25,025	28,890	37,561	12,831	10,135	6,533	2,620

FTVIPT Franklin Income Securities, Class 2 (164)
Unit value at beginning of period	$11.63	$16.79	$16.44	$14.12	$14.12	$12.60	$10.00	—	$10.00
Unit value at end of period	$15.52	$11.63	$16.79	$16.44	$14.12	$14.12	$12.60
Units outstanding at end of period	140,631	173,753	197,753	158,636	122,243	72,216	19,469

FTVIPT Franklin Large Cap Growth Securities, Class 2 (166)
Unit value at beginning of period	$9.29	$14.41	$13.78	$12.62	$12.68	$11.94	$10.00	—	$10.00
Unit value at end of period	$11.86	$9.29	$14.41	$13.78	$12.62	$12.68	$11.94
Units outstanding at end of period	5,629	9,480	20,097	20,165	30,334	19,288	3,859

									Inception
									Date and
	2009	2008	2007	2006	2005	2004	2003	2002	Value

FTVIPT Franklin Small Cap Value Securities, Class 2 (1314)									$10.00
Unit value at beginning of period	$5.85	$8.87	$10.00	—	—	—	—	—
Unit value at end of period	$7.44	$5.85	$8.87						4-30-07
Units outstanding at end of period	8,016	7,499	6,178

FTVIPT Franklin Mutual Shares Securities, Class 2 (168)
Unit value at beginning of period	$10.76	$17.39	$17.07	$14.64	$13.45	$12.13	$10.00	—	$10.00
Unit value at end of period	$13.36	$10.76	$17.39	$17.07	$14.64	$13.45	$12.13
Units outstanding at end of period	91,029	112,629	123,416	85,565	64,568	32,381	7,375

FTVIPT Templeton Foreign Securities, Class 2 (167)
Unit value at beginning of period	$12.78	$21.77	$19.16	$16.02	$14.77	$12.66	$10.00	—	$10.00
Unit value at end of period	$17.24	$12.78	$21.77	$19.16	$16.02	$14.77	$12.66
Units outstanding at end of period	23,574	30,396	34,409	27,412	38,669	12,282	2,624

FTVIPT Templeton Growth Securities, Class 2 (169)
Unit value at beginning of period	$10.49	$18.48	$18.34	$15.29	$14.27	$12.49	$10.00	—	$10.00
Unit value at end of period	$13.54	$10.49	$18.48	$18.34	$15.29	$14.27	$12.49
Units outstanding at end of period	66,421	76,568	84,406	57,134	43,185	20,192	0

PIMCO VIT All Asset, Advisor Class (1317)
Unit value at beginning of period	$8.22	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.83	$8.22
Units outstanding at end of period	497	0							5-1-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (1318)
Unit value at beginning of period	$4.76	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.63	$4.76
Units outstanding at end of period	7,890	2,105							5-1-08

	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

PIMCO VIT Low Duration, Advisor Class (1319)
Unit value at beginning of period	$9.69	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.80	$9.69
Units outstanding at end of period	9,364	0							5-1-08

PIMCO VIT Real Return, Advisor Class (1377)
Unit value at beginning of period	$8.91	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.37	$8.91
Units outstanding at end of period	7,877	0							5-1-08

PIMCO VIT Total Return, Advisor Class (1378)
Unit value at beginning of period	$10.00	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.21	$10.00
Units outstanding at end of period	24,796	2,764							5-1-08

Rydex|SGI VT All-Cap Opportunity (1381)
Unit value at beginning of period	$6.46	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.09	$6.46
Units outstanding at end of period	0	0							5-1-08

Rydex|SGI VT Alternative Strategies Allocation (1384)
Unit value at beginning of period	$9.90	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.83	$9.90
Units outstanding at end of period	0	0							11-24-08

Rydex|SGI VT Managed Futures Strategy (1385)
Unit value at beginning of period	$9.51	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.98	$9.51
Units outstanding at end of period	1,104	0							11-24-08

	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Rydex|SGI VT Multi-Hedge Strategies (1379)
Unit value at beginning of period	$8.28	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.88	$8.28
Units outstanding at end of period	2,550	517							5-1-08

Touchstone VST Baron Small Cap Growth (110)
Unit value at beginning of period	$11.15	$17.07	$16.87	$14.49	$13.67	$10.86	$8.27	$10.00	$10.00
Unit value at end of period	$14.59	$11.15	$17.07	$16.87	$14.49	$13.67	$10.86	$8.27
Units outstanding at end of period	36,214	48,031	44,595	43,940	38,012	21,787	8,723	236

Touchstone VST Core Bond (141)
Unit value at beginning of period	$10.95	$11.50	$11.07	$10.81	$10.80	$10.62	$10.42	$10.00	$10.00
Unit value at end of period	$12.38	$10.95	$11.50	$11.07	$10.81	$10.80	$10.62	$10.42
Units outstanding at end of period	20,595	42,307	48,701	51,887	49,865	47,163	32,510	2,169

Touchstone VST High Yield (147)
Unit value at beginning of period	$10.53	$14.11	$14.08	$13.25	$13.04	$12.09	$9.90	$10.00	$10.00
Unit value at end of period	$15.20	$10.53	$14.11	$14.08	$13.25	$13.04	$12.09	$9.90
Units outstanding at end of period	29,877	37,231	28,814	31,902	35,181	37,453	28,727	9,106

Touchstone VST Large Cap Core Equity (143)
Unit value at beginning of period	$8.78	$13.76	$13.27	$10.65	$11.16	$10.77	$8.30	$10.00	$10.00
Unit value at end of period	$10.72	$8.78	$13.76	$13.27	$10.65	$11.16	$10.77	$8.30
Units outstanding at end of period	18,868	21,087	3,173	4,556	5,226	4,625	817	0

Touchstone VST Mid Cap Growth (142)
Unit value at beginning of period	$11.29	$19.02	$16.89	$14.76	$13.01	$11.79	$8.13	$10.00	$10.00
Unit value at end of period	$15.45	$11.29	$19.02	$16.89	$14.76	$13.01	$11.79	$8.13
Units outstanding at end of period	17,949	19,008	28,206	15,821	9,402	7,738	1,126	0

	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Touchstone VST Money Market (149)
Unit value at beginning of period	$10.92	$10.77	$10.40	$10.07	$9.91	$9.93	$9.99	$10.00
Unit value at end of period	$10.84	$10.92	$10.77	$10.40	$10.07	$9.91	$9.93	$9.99	$10.00
Units outstanding at end of period	171,487	0	0	0	0	4,929	6,508	3,994

Touchstone VST Third Avenue Value (113)
Unit value at beginning of period	$10.81	$17.86	$18.47	$16.19	$14.01	$11.30	$8.19	$10.00	$10.00
Unit value at end of period	$13.99	$10.81	$17.86	18.47	$16.19	$14.01	$11.30	$8.19
Units outstanding at end of period	90,169	117,629	154,618	144,364	120,755	52,295	15,384	2,141

Touchstone VST Aggressive ETF (1198)
Unit value at beginning of period	$8.54	$12.23	$11.82	$10.58	$10.27	$10.00	—	—	$10.00
Unit value at end of period	$10.23	$8.54	$12.23	$11.82	$10.58	$10.27
Units outstanding at end of period	46,885	50,633	54,924	57,373	46,648	14,392			11-22-04

Touchstone VST Conservative ETF (1196)
Unit value at beginning of period	$10.21	$11.45	$11.00	$10.33	$10.16	$10.00	—	—	$10.00
Unit value at end of period	$11.23	$10.21	$11.45	$11.00	$10.33	$10.16
Units outstanding at end of period	156,624	90,944	104,820	131,720	108,170	0			11-22-04

Touchstone VST Enhanced ETF (1199)
Unit value at beginning of period	$8.61	$12.75	$12.45	$10.96	$10.50	$10.00	—	—	$10.00
Unit value at end of period	$10.35	$8.61	$12.75	$12.45	$10.96	$10.50
Units outstanding at end of period	110,072	138,616	156,332	157,658	111,026	291			11-22-04

Touchstone VST Moderate ETF (1197)
Unit value at beginning of period	$9.31	$11.87	$11.46	$10.49	$10.25	$10.00	—	—	$10.00
Unit value at end of period	$10.76	$9.31	$11.87	$11.46	$10.49	$10.25
Units outstanding at end of period	170,297	159,043	164,978	186,747	152,517	29,562			11-22-04

	2009	2008	2007	2006	2005	2004	2003	2002	Inception Date and Value

Van Kampen LIT Comstock, Class II (160)
Unit value at beginning of period	$10.15	$16.06	$16.70	$14.62	$14.26	$12.33	$10.00	—	$10.00
Unit value at end of period	$12.83	$10.15	$16.06	$16.70	$14.62	14.26	$12.33
Units outstanding at end of period	11,036	17,291	17,194	19,120	19,744	9,664	716

Van Kampen LIT Capital Growth, Class II (161)
Unit value at beginning of period	$7.74	$15.45	$13.45	$13.31	$12.56	$11.95	$10.00	—	$10.00
Unit value at end of period	$12.62	$7.74	$15.45	$13.45	$13.31	$12.56	$11.95
Units outstanding at end of period	329	730	731	1,743	1,045	1,416	109

Van Kampen’s UIF Emerging Markets Debt, Class II (1315)
Unit value at beginning of period	$8.50	$10.16	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$10.89	$8.50	$10.16						4-28-07
Units outstanding at end of period	9,127	11,222	19,610

Van Kampen’s UIF Emerging Markets Equity, Class II (162)
Unit value at beginning of period	$18.21	$42.76	$30.93	$22.90	$17.39	$14.36	$10.00	—	$10.00
Unit value at end of period	$30.50	$18.21	$42.76	$30.93	$22.90	$17.39	$14.36
Units outstanding at end of period	25,634	27,578	33,504	16,392	13,989	2,754	0

Van Kampen’s UIF U.S. Mid Cap Value, Class II (1383)
Unit value at beginning of period	$6.09	$10.00	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.35	$6.09
Units outstanding at end of period	0	1,660							5-1-08

Van Kampen’s UIF U.S. Real Estate, Class II (1316)
Unit value at beginning of period	$4.69	$7.69	$10.00	—	—	—	—	—	$10.00
Unit value at end of period	$5.93	$4.69	$7.69						4-28-07
Units outstanding at end of period	12,220	12,663	12,110

Financial Information for Separate Account I of National Integrity (Grand Master I, II & III)

For the Variable Account Options we currently offer, the table below shows the following data for Grand Master contracts with a mortality and expense risk charge of 1.35% issued before approximately May 1, 2002: Unit Value at inception; the number of Units outstanding at December 31 of each year since inception; and the Unit Value at the beginning and end of each period since inception.

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Inception Date and Value

DWS Small Cap Index VIP, Class I B (314)*
Unit value at beginning of period	$8.58	$13.25	$13.73	$11.87	$11.57	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.69	$8.58	$13.25	$13.73	$11.87	$11.57
Units outstanding at end of period	1,644	1,902	1,285	1,795	32,560	19,967

Columbia VIT Mid Cap Value, Class B (180)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.95
Units outstanding at end of period	2,888										5-2-09

Columbia VIT Small Cap Value, Class B (179)
Unit value at beginning of period	—	—	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$12.52
Units outstanding at end of period	2,265										5-2-09

Fidelity VIP Asset Manager, Initial Class (304)*
Unit value at beginning of period	$27.00	$38.40	$33.70	$31.83	$31.01	$29.80	$25.61	$28.44	$30.06	$31.72	$10.00
Unit value at end of period	$34.39	$27.00	$38.40	$33.70	$31.83	$31.01	$29.80	$25.61	$28.44	$30.06
Units outstanding at end of period	144,735	158,604	189,385	238,299	301,745	415,135	380,657	438,163	529,838	703,618

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Inception Date and Value

Fidelity VIP Balanced, Service Class 2 (347)*
Unit value at beginning of period	$8.38	$12.90	$12.02	$10.93	$10.50	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.43	$8.38	$12.90	$12.02	$10.93	$10.50
Units outstanding at end of period	21,090	19,973	41,613	0	0	0					5-1-04

Fidelity VIP Contrafund, Initial Class (330)*
Unit value at beginning of period	$26.39	$46.54	$40.12	$36.40	$31.55	$27.20	$21.86	$24.44	$28.23	$30.65	$10.00
Unit value at end of period	$35.33	$26.39	$46.54	$40.12	$36.40	$31.55	$27.70	$21.86	$24.44	$28.23
Units outstanding at end of period	362,925	423,793	521,093	608,085	695,513	819,427	966,395	1,337,292	1,498,779	2,081,477

Fidelity VIP Disciplined Small Cap, Service Class 2 (601)*
Unit value at beginning of period	$5.87	$9.01	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.06	$5.87	$9.01
Units outstanding at end of period	2,119	2,450	2,491								4-27-07

Fidelity VIP Equity Income, Initial Class (302)*
Unit value at beginning of period	$34.64	$61.23	$61.13	$51.56	$49.36	$44.87	$34.90	$42.59	$45.43	$42.47	$10.00
Unit value at end of period	$44.49	$34.64	$61.23	$61.13	$51.56	$49.36	$44.87	$34.90	$42.59	$45.43
Units outstanding at end of period	221,359	267,149	353,980	431,962	507,083	599,458	683,179	792,301	1,084,357	1,077,660

Fidelity VIP Freedom 2010, Service Class 2 (354)*
Unit value at beginning of period	$7.55	$10.23	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.24	$7.55	$10.23
Units outstanding at end of period	6,470	9,968	8,536								4-30-07

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Inception Date and Value

Fidelity VIP Freedom 2015, Service Class 2 (355)*
Unit value at beginning of period	$7.35	$10.25	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.06	$7.35	$10.25
Units outstanding at end of period	0	0	0								4-30-07

Fidelity VIP Freedom 2020, Service Class 2 (356)*
Unit value at beginning of period	$6.80	$10.26	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.62	$6.80	$10.26
Units outstanding at end of period	0	0	0								4-30-07

Fidelity VIP Freedom 2025, Service Class 2 (357)*
Unit value at beginning of period	$6.64	$10.26	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.51	$6.64	$10.26
Units outstanding at end of period	0	0	0								4-30-07

Fidelity VIP Freedom 2030, Service Class 2 (358)*
Unit value at beginning of period	$6.26	$10.27	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.11	$6.26	$10.27
Units outstanding at end of period	0	0	0								4-30-07

Fidelity VIP Growth Fund, Service Class 2 (033)*
Unit value at beginning of period	$6.09	$11.71	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.68	$6.09	$11.71
Units outstanding at end of period	39,727	46,543	62,943

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Inception Date and Value

Fidelity VIP High Income, Initial Class (360)*
Unit value at beginning of period	$13.12	$17.73	$17.48	$15.93	$15.72	$14.54	$11.58	$11.35	$13.04	$17.05	$10.00
Unit value at end of period	$18.63	$13.12	$17.73	$17.48	$15.93	$15.72	$14.54	$11.58	$11.35	$13.04	(2)
Units outstanding at end of period	204,661	197,598	245,508	340,587	407,644	553,586	767,496	906,875	1,093,661	1,471,012

Fidelity VIP High Income, Service Class 2 (327)
Unit value at beginning of period	$8.88	$12.02	$11.88	$10.85	$10.75	$10.00	—	—	—	—	$10.00
Unit value at end of period	$12.56	$8.88	$12.02	$11.88	$10.85	$10.75					(3)
Units outstanding at end of period	0	0	0	0	0	0

Fidelity VIP Index 500, Service Class 2 (031)*
Unit value at beginning of period	$6.10	$9.85	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.61	$6.10	$9.85
Units outstanding at end of period	181,350	233,152	283,160								4-30-07

Fidelity VIP Investment Grade Bond, Service Class 2 (348)*
Unit value at beginning of period	$9.66	$10.14	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.00	$9.66	$10.14
Units outstanding at end of period	53,100	31,093	34,301								4-30-07

Fidelity VIP Mid Cap, Service Class 2 (326)*
Unit value at beginning of period	$10.72	$17.99	$15.81	$14.26	$12.25	$10.00	—	—	—	—	$10.00
Unit value at end of period	$14.77	$10.72	$17.99	$15.81	$14.26	$12.25					(3)
Units outstanding at end of period	47,607	64,607	71,275	822	0	0

Fidelity VIP Overseas, Service Class 2 (618)*
Unit value at beginning of period	$5.84	$10.57	$10.00	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.28	$5.84	$10.57
Units outstanding at end of period	26,263	87,673	246,606								4-30-07

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Inception Date and Value

FTVIPT Franklin Growth & Income Securities, Class 2 (333)*
Unit value at beginning of period	$9.26	$14.48	$15.24	$13.24	$12.96	$11.88	$10.00	—	—	—	$10.00
Unit value at end of period	$11.57	$9.26	$14.48	$15.24	$13.24	$12.96	$11.88
Units outstanding at end of period	60,993	80,904	113,576	25,424	31,808	26,850	36,793

FTVIPT Franklin Income Securities, Class 2 (332)*
Unit value at beginning of period	$11.77	$16.96	$16.57	$14.21	$14.17	$12.62	$10.00	—	—	—	$10.00
Unit value at end of period	$15.75	$11.77	$16.96	$16.57	$14.21	$14.17	$12.62
Units outstanding at end of period	110,727	162,825	203,691	162,850	97,919	77,370	83,241

FTVIPT Franklin Large Cap Growth Securities, Class 2 (334)*
Unit value at beginning of period	$9.40	$14.56	$13.89	$12.70	$12.74	$11.96	$10.00	—	—	—	$10.00
Unit value at end of period	$12.03	$9.40	$14.56	$13.89	$12.70	$12.74	$11.96
Units outstanding at end of period	4,890	5,500	19,025	10,999	11,673	15,581	5,961

FTVIPT Franklin Small Cap Value Securities, Class 2 (359)*
Unit value at beginning of period	$5.87	$8.88	$10.00		—	—	—	—	—	—	$10.00
Unit value at end of period	$7.48	$5.87	$8.88
Units outstanding at end of period	117,975	127,350	0								4-30-07

FTVIPT Mutual Shares Securities, Class 2 (336)*
Unit value at beginning of period	$10.90	$17.56	$17.21	$14.73	$13.51	$12.16	$10.00	—	—	—	$10.00
Unit value at end of period	$13.55	$10.90	$17.56	$17.21	$14.73	$13.51	$12.16
Units outstanding at end of period	117,950	151,296	180,262	75,891	72,768	64,279	56,823

FTVIPT Templeton Foreign Securities, Class 2 (335)*
Unit value at beginning of period	$12.94	$21.99	$19.31	$16.12	$14.83	$12.68	$10.00	—	—	—	$10.00
Unit value at end of period	$17.49	$12.94	$21.99	$19.31	$16.12	$14.83	$12.68
Units outstanding at end of period	24,560	12,796	13,285	12,799	20,044	9,934	4,342

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Inception Date and Value

FTVIPT Templeton Growth Securities, Class 2 (337)*
Unit value at beginning of period	$10.62	$18.66	$18.49	$15.38	$14.32	$12.51	$10.00	—	—	—	$10.00
Unit value at end of period	$13.73	$10.62	$18.66	$18.49	$15.38	$14.32	$12.51
Units outstanding at end of period	23,447	23,182	22,239	63,037	23,647	22,823	15,778

PIMCO VIT All Asset, Advisor Class (039)*
Unit value at beginning of period	$8.23	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.86	$8.23
Units outstanding at end of period	262	0									5-1-08

PIMCO VIT CommodityRealReturn Strategy, Advisor Class (060)*
Unit value at beginning of period	$4.76	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$6.65	$4.76
Units outstanding at end of period	49,057	8,860									5-1-08

PIMCO VIT Low Duration, Advisor Class (061)*
Unit value at beginning of period	$9.70	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.83	$9.70
Units outstanding at end of period	771	0									5-1-08

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Inception Date and Value

PIMCO VIT Real Return, Advisor Class (300)*
Unit value at beginning of period	$8.92	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$10.41	$8.92
Units outstanding at end of period	6,385	1,757									5-1-08

PIMCO VIT Total Return, Advisor Class (349)*
Unit value at beginning of period	$10.01	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$11.25	$10.01
Units outstanding at end of period	70,390	5,825									5-1-08

Rydex|SGI VT All-Cap Opportunity (353)*
Unit value at beginning of period	$6.47	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.12	$6.47
Units outstanding at end of period	224	316									5-1-08

Rydex|SGI VT Alternative Strategies Allocation (176)*
Unit value at beginning of period	$9.90	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.85	$9.90
Units outstanding at end of period	0	0									11-24-08

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Inception Date and Value

Rydex|SGI VT Managed Futures Strategy (177)*
Unit value at beginning of period	$9.51	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$9.00	$9.51
Units outstanding at end of period	45,185	0									11-24-08

Rydex|SGI VT Multi-Hedge Strategies (351)*
Unit value at beginning of period	$8.29	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$7.91	$8.29
Units outstanding at end of period	6,554	881									5-1-08

Touchstone VST Aggressive ETF (367)
Unit value at beginning of period	$8.61	$12.31	$11.87	$10.60	$10.27	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.34	$8.61	$12.31	$11.87	$10.60	$10.27					(3)
Units outstanding at end of period	1,010	2,553	2,924	185,423	186,491	177,793

Touchstone VST Baron Small Cap Growth (318)*
Unit value at beginning of period	$9.69	$14.81	$14.61	$12.52	$11.79	$10.00	—	—	—	—	$10.00
Unit value at end of period	$12.71	$9.69	$14.81	$14.61	$12.52	$11.79
Units outstanding at end of period	25,086	13,029	22,798	28,078	22,706	13,546

Touchstone VST Conservative ETF (365)*
Unit value at beginning of period	$10.29	$11.53	$11.05	$10.36	$10.16	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.35	$10.29	$11.53	$11.05	$10.36	$10.16
Units outstanding at end of period	20,425	61,128	14,371	13,801	12,331	139

Touchstone VST Core Bond (324)*
Unit value at beginning of period	$10.51	$11.01	$10.58	$10.31	$10.28	$10.00	—	—	—	—	$10.00
Unit value at end of period	$11.91	$10.51	$11.01	$10.58	$10.31	$10.28
Units outstanding at end of period	48,112	2,172	4,744	1,515	1,191	3,919

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Inception Date and Value

Touchstone VST Enhanced ETF (368)
Unit value at beginning of period	$8.68	$12.83	$12.50	$10.98	$10.50	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.46	$8.68	$12.83	$12.50	$10.98	$10.50					(3)
Units outstanding at end of period	66,317	104,882	180,031	275,208	255,770	26,126

Touchstone VST High Yield (321)*
Unit value at beginning of period	$8.69	$11.62	$11.57	$10.87	$10.67	$10.00	—	—	—	—	$10.00
Unit value at end of period	$12.57	$8.69	$11.62	$11.57	$10.87	$10.67
Units outstanding at end of period	6,707	20,896	11,964	22,824	34,108	32,053

Touchstone VST Large Cap Core Equity (323)*
Unit value at beginning of period	$8.40	$13.14	$12.65	$10.13	$10.59	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.28	$8.40	$13.14	$12.65	$10.13	$10.59
Units outstanding at end of period	71,712	3,867	540	766	832	2,356

Touchstone VST Mid Cap Growth (319)*
Unit value at beginning of period	$9.40	$15.81	$14.01	$12.22	$10.74	$10.00	—	—	—	—	$10.00
Unit value at end of period	$12.89	$9.40	$15.81	$14.01	$12.22	$10.74
Units outstanding at end of period	14,831	15,499	15,164	11,324	10,027	11,591

Touchstone VST Moderate ETF (366)
Unit value at beginning of period	$9.39	$11.95	$11.51	$10.51	$10.25	$10.00	—	—	—	—	$10.00
Unit value at end of period	$10.88	$9.39	$11.95	$11.51	$10.51	$10.25					(3)
Units outstanding at end of period	15,479	17,076	28,655	32,814	37,725	12,311

Touchstone VST Money Market (331)*
Unit value at beginning of period	$11.07	$10.90	$10.50	$10.14	$9.97	$9.97	$10.00	—	—	—	$10.00
Unit value at end of period	$11.02	$11.07	$10.90	$10.50	$10.14	$9.97	$9.97
Units outstanding at end of period	475,933	701,185	533,926	443,038	532,179	557,403	1,391,648

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Inception Date and Value

Touchstone VST Third Avenue Value (317)*
Unit value at beginning of period	$9.46	$15.60	$16.10	$14.09	$12.16	$10.00	—	—	—	—	$10.00
Unit value at end of period	$12.27	$9.46	$15.60	$16.10	$14.09	$12.16
Units outstanding at end of period	186,306	243,475	259,418	181,950	149,728	25,169

Van Kampen LIT Comstock Class II (338)*
Unit value at beginning of period	$10.27	$16.22	$16.83	$14.70	$14.32	$12.36	$10.00	—	—	—	$10.00
Unit value at end of period	$13.01	$10.27	$16.22	$16.83	$14.70	$14.32	$12.36
Units outstanding at end of period	5,532	6,283	6,923	10,954	24,557	157,078	7,484

Van Kampen LIT Capital Growth, Class II (339)*
Unit value at beginning of period	$7.83	$15.60	$13.56	$13.40	$12.61	$11.98	$10.00	—	—	—	$10.00
Unit value at end of period	$12.80	$7.83	$15.60	$13.56	$13.40	$12.61	$11.98
Units outstanding at end of period	13,202	27	27	477	425	786	366

Van Kampen’s UIF Emerging Markets Debt, Class II (341)*
Unit value at beginning of period	$14.37	$17.13	$16.32	$14.93	$13.50	$12.43	$10.00	—	—	—	$10.00
Unit value at end of period	$18.44	$14.37	$17.13	$16.32	$14.93	$13.50	$12.43
Units outstanding at end of period	1,395	1,247	1,360	4,693	6,492	3,928	7,625

Van Kampen’s UIF Emerging Markets Equity, Class II (340)*
Unit value at beginning of period	$18.43	$43.20	$31.18	$23.04	$17.46	$14.39	$10.00	—	—	—	$10.00
Unit value at end of period	$30.93	$18.43	$43.20	$31.18	$23.04	$17.46	$14.39
Units outstanding at end of period	38,007	30,934	17,604	14,914	14,408	14,705	3,626

	2009	2008	2007	2006	2005	2004	2003	2002	2001	2000	Inception Date and Value

Van Kampen’s UIF U.S. Mid Cap Value, Class II (369)*
Unit value at beginning of period	$6.10	$10.00	—	—	—	—	—	—	—	—	$10.00
Unit value at end of period	$8.37	$6.10
Units outstanding at end of period	8,833	853									5-1-08

Van Kampen’s UIF U.S. Real Estate, Class II (342)*
Unit value at beginning of period	$14.02	$22.95	$28.12	$20.71	$17.98	$13.39	$10.00	—	—	—	$10.00
Unit value at end of period	$17.78	$14.02	$22.95	$28.12	$20.71	$17.98	$13.39
Units outstanding at end of period	13,316	24,526	14,769	23,507	25,784	29,674	23,701

* Also contains assets belonging to owners of National Integrity IQ Variable Annuities sold prior to May 1, 1999.

(2) Only available to owners of Grand Master II and III

(3) Only available to owners of Grand Master I

Appendix B

Illustration of a Market Value Adjustment

The following examples illustrate how the MVA and the withdrawal charge may affect the value of a GRO upon a withdrawal.

Assumptions:

•                  Contribution to a GRO -  $50,000

•                  Guarantee Period - 7 Years

•                  Withdrawal -  at the end of year three of the 7-year Guarantee Period

•                  No prior partial withdrawals or transfers

•                  Guaranteed Interest Rate - 5% Annual Effective Rate

The GRO Value for this $50,000 contribution would be $70,355.02 at the end of the Guarantee Period.

After three years, the GRO value is $57,881.25.

The MVA will be based on the Guaranteed Interest Rate (A in the MVA formula) and the current rate we are offering at the time of the withdrawal on new contributions to GROs (B in the MVA formula) for the Guarantee Period equal to the time remaining in your Guarantee Period, rounded to the next lower number of complete months (N in the MVA formula).  If we don’t declare a current rate for the exact time remaining, we will use a formula to find a rate using Guarantee Periods closest to (next higher and next lower) the remaining period described above.  Three years after the initial contribution, there would have been four years remaining in your GRO Guarantee Period.  These examples also show the withdrawal charge, which would be calculated separately.

Examples of a Downward Market Value Adjustment:

A downward MVA results from a full or partial withdrawal that occurs when interest rates have increased.  Assume interest rates have increased three years after the initial contribution and that at that time, we are crediting 6.25% for the four-year GRO Account.

Full Withdrawal

Upon a full withdrawal, the MVA would be:

-0.0551589 = [(1 + .05)48/12 / (1 + .0625 + .0025)48/12] - 1

The MVA is a reduction of $3,192.67 from the value of the GRO:  -$3,192.67 = -0.0551589 X $57,881.25

The Adjusted Account Value would be:  $54,688.58 = $57,881.25 - $3,192.67

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:

$2,500.00 = $50,000.00 X .05

Thus, the amount payable on a full withdrawal would be:  $52,188.58 = $57,881.25 - $3,192.67 - $2,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, we would first determine the free withdrawal amount:

$5,788.13 = $57,881.25 X .10

The non-free amount which is subject to the 5% withdrawal charge would be:  $14,211.88 = $20,000.00 - $5,788.13

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

($783.91)  =  - 0.0551589 X $14,211.88

The withdrawal charge would be:  $789.25 = [($14,211.88 (the non-free amount) + $783.91 (the negative MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - ($14,211.88 + $783.91)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:

$21,573.16 = $20,000.00 + $783.91+ $789.25

The ending Account Value would be:  $36,308.09 = $57,881.25 - $21,573.16

Examples of an Upward Market Value Adjustment:

An upward MVA results from a full or partial withdrawal that occurs when interest rates have decreased.  Assume interest rates have decreased three years after the initial contribution and we’re crediting 4% for a four-year GRO Account.

Full Withdrawal

Upon a full withdrawal, the MVA would be:  0.0290890 = [(1 + .05)48/12 / (1 + .04 + .0025)48/12] - 1

The MVA is an increase of $1,683.71 to the GRO Value:  $1,683.71 = 0.0290890 X $57,881.25

The Adjusted Account Value would be:  $59,564.96 = $57,881.25 + $1,683.71

A withdrawal charge of 5% would be assessed against the $50,000 original contribution:  $2,500.00 = $50,000.00 X ..05

Thus, the amount payable on a full withdrawal would be:  $57,064.96 = $57,881.25 + $1,683.71 - $2,500.00

Partial Withdrawal

If instead of a full withdrawal, $20,000 was requested, the free withdrawal amount and non-free amount would first be determined as above:

Free Amount  =  $5,788.13                  Non-Free Amount  =  $14,211.88

The MVA, which is only applicable to the non-free amount, and which is subject to the 5% withdrawal charge, would be:

$413.41 = 0.0290890 X $14,211.88

The withdrawal charge would be:  $726.24 = [($14,211.88 (the non-free amount) - $413.41 (the positive MVA)) / (1 - 0.05) a factor used to calculate the 5% withdrawal charge and adjust the withdrawal charge to include a withdrawal charge on itself)] - $14,211.88 - $413.41)

Thus, the total amount of Account Value needed to provide $20,000 after the MVA and withdrawal charge would be:

$20,312.83 = $20,000.00 - $413.41 + $726.24

The ending Account Value would be:                  $37,568.42 = $57,881.25 - $20,312.83

Actual MVAs will have a greater or lesser impact than shown in the examples, depending on the actual change in current interest rate and the timing of the withdrawal in relation to the time remaining in the Guarantee Period.

The MVA operates in a similar manner for transfers, except withdrawal charges do not apply to transfers.

Appendix C

Parties to the Contract

Owner

•                  Chooses parties to the contract.

•                  Can change beneficiaries any time before death of owner or annuitant.

•                  Has right to withdrawals and annuity payments while the Annuitant is alive and responsibility to pay taxes on such payments.

•                  Responsible for any tax penalties for withdrawals taken before age 59½.

•                  Responsible for taking required minimum distributions on qualified contracts.

Annuitant

•                  Must be a natural person.

•                  The measuring life for the Annuity Benefit.

•                  The Annuitant’s death triggers the payment of the Death Benefit, unless there is a contingent Annuitant,

•                  Has no rights under the contract.

Joint Owner (Optional)

•                  Shares in all ownership rights with owner.

•                  Will be co-payee on all withdrawals and annuity payments with the owner.

•                  Both joint owners must execute all choices and changes to the contract.

•                  If either owner or joint owner dies, both are considered to be deceased and a Distribution on Death will be paid to the owner’s beneficiary.  The joint owner is not the owner’s beneficiary, unless that person is named separately as the “owner’s beneficiary.”

Contingent Annuitant (Optional) • Must be a natural person. If still alive when the primary Annuitant dies, will become the Annuitant under the contract. • Has no rights in the contract.

Owner’s Beneficiary

•                  Must be designated by the owner as owner’s beneficiary.

•                  Must receive a Distribution on Death of owner if the Annuitant is still alive.

•                  Responsible for taxes on distribution.

•                  If owner’s beneficiary is not alive at owner’s death, the Distribution on Death of owner is paid to the owner’s estate.

Annuitant’s Beneficiary

•                  Must be designated by the owner as the Annuitant’s beneficiary.

•                  Is entitled to the Death Benefit under the contract when the Annuitant dies.

•                  Is generally responsible for paying any taxes due on the Death Benefit paid.

•                  If Annuitant’s beneficiary is not alive at Annuitant’s death, the Death Benefit is paid to the Annuitant’s estate.

Appendix C — continued

Guide to Spousal Continuation

Owner*	Owner’s Beneficiary	Annuitant	Annuitant’s Beneficiary	Spousal Continuation Available When Owner Dies?	Spousal Continuation Available When Annuitant Dies?
Spouse 1	Spouse 2	Spouse 1	Spouse 2	Yes. Enhanced Spousal Continuation available, which includes an increase in Account Value for any enhanced Death Benefit.	Yes. Enhanced Spousal Continuation available, which includes an increase in the Account Value for any enhanced Death Benefit.
Spouse 1	Spouse 2	Spouse 2	Spouse 1	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death benefit is paid to Spouse 1.
Spouse 1	Spouse 2	Spouse 1	Non-spouse	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).	No. Death benefit is paid to Annuitant’s beneficiary (Non-spouse).
Spouse 1	Non-spouse	Spouse 1	Spouse 2	No. Owner’s beneficiary is non-spouse.	No. Death Benefit is paid to Spouse 2.
Spouse 1	Spouse 2	Non-spouse	Non-spouse	Yes. Standard Spousal Continuation only. No increase in Account Value because Annuitant is still alive.	No. Death Benefit is paid to Annuitant’s beneficiary (Non-spouse).
Non-spouse	Non-spouse	Spouse 1	Spouse 2	No.	No. Death Benefit is paid to Spouse 2.

*In the case of joint owners, the distribution requirements are applied at the first death.

The joint owner is not the owner’s beneficiary unless that person is named separately as the “owner’s beneficiary.”

Appendix D

Illustration of Guaranteed Lifetime Income Advantage

The following examples demonstrate how the Rider works, based on the stated assumptions.  These examples are for illustration only, and do not predict future investment results.

Example #1

This example illustrates the Spousal Rider where withdrawals equal to the Lifetime Payout Amount (LPA), as well as Nonguaranteed Withdrawals have been taken, additional contributions have been made and Bonuses and Step-Ups have been applied.  It also illustrates payments for the life of the Primary and Spousal Annuitant even though the Account Value has been reduced to zero.

Assumptions:

•                  Primary Annuitant’s age on date GLIA Rider is purchased = 63; Spousal Annuitant’s age on date GLIA Rider is purchased = 60

•                  Initial contribution = $100,000; additional contribution = $10,000 in Contract Year 10

•                  Nonguaranteed Withdrawal of $776 in Contract Year 14

•                  Withdrawals equal to LPA in Contract Years 6-13, and Contract Years 15+

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a Qualified Annuity contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Primary Annuitant’s Age on the APD*	Spousal Annuitant’s Age on the APD	Contributions		LPA		Annual Withdrawal	Adjusted Nonguaranteed Withdrawal	Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
1	63	60	$100,000		N/A		$0	$0	$104,500	$4,000	(C)	$104,000	(C)	$104,500	(D)	$104,500
2	64	61	$0		N/A		$0	$0	$107,635	$4,000	(C)	$108,000	(C)	$107,635	(D)	$108,000
3	65	62	$0		N/A		$0	$0	$111,940	$4,000	(C)	$112,000	(C)	$111,940	(D)	$112,000
4	66	63	$0		N/A		$0	$0	$115,310	$4,000	(C)	$116,000	(C)	$115,310	(D)	$116,000
5	67	64	$0		N/A		$0	$0	$113,004	$4,000	(C)	$120,000	(C)	$115,310		$120,000
6	68	65	$0		$5,400	(E)	$5,400	$0	$107,604	$0		$120,000		$115,310		$120,000
7	69	66	$0		$5,400		$5,400	$0	$97,900	$0		$120,000		$115,310		$120,000
8	70	67	$0		$5,400		$5,400	$0	$94,458	$0		$120,000		$115,310		$120,000
9	71	68	$0		$5,400		$5,400	$0	$89,058	$0		$120,000		$115,310		$120,000
10	72	69	$10,000	(F)	$5,850	(F)	$5,850	$0	$91,226	$0		$130,000	(F)	$125,310	(F)	$130,000
11	73	70	$0		$5,850		$5,850	$0	$86,289	$0		$130,000		$125,310		$130,000

Contract Year	Primary Annuitant’s Age on the APD*	Spousal Annuitant’s Age on the APD	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus	Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
12	74	71	$0	$5,850		$5,850		$0		$76,987	$0	$130,000		$125,310		$130,000
13	75	72	$0	$5,850		$5,850		$0		$72,677	$0	$130,000		$125,310		$130,000
14	76	73	$0	$5,850		$6,626	(G)	$1,493	(G)	$66,778	$0	$128,507	(G)	$123,817	(G)	$128,507
15	77	74	$0	$5,783	(G)	$5,783		$0		$61,663	$0	$128,507		$123,817		$128,507
16	78	75	$0	$5,783		$5,783		$0		$58,346	$0	$128,507		$123,817		$128,507
17	79	76	$0	$5,783		$5,783		$0		$53,147	$0	$128,507		$123,817		$128,507
18	80	77	$0	$5,783		$5,783		$0		$46,301	$0	$128,507		$123,817		$128,507
19	81	78	$0	$5,783		$5,783		$0		$38,203	$0	$128,507		$123,817		$128,507
20	82	79	$0	$5,783		$5,783		$0		$33,949	$0	$128,507		$123,817		$128,507
21	83	80	$0	$5,783		$5,783		$0		$27,826	$0	$128,507		$123,817		$128,507
22	84	81	$0	$5,783		$5,783		$0		$22,878	$0	$128,507		$123,817		$128,507
23	85	82	$0	$5,783		$5,783		$0		$17,782	$0	$128,507		$123,817		$128,507
24	86	83	$0	$5,783		$5,783		$0		$11,288	$0	$128,507		$123,817		$128,507
25	87	84	$0	$5,783		$5,783		$0		$4,941	$0	$128,507		$123,817		$128,507
26	88	85	$0	$5,783	(H)	$5,783		$0		$0	$0	$128,507		$123,817		$128,507
27	89	86	$0	$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
28	90	87	$0	$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
29	91	88	$0	$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
30	92	89	$0	$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507
31+	93	90	$0	$5,783		$5,783		$0		$0	$0	$128,507		$123,817		$128,507

*APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees.  Rounding of amounts less than $1.00 is used in this example.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•                  4.00% (Bonus Percentage) X $100,000 (total contributions) - 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount.  This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D)  In Contract Year 1, the Step-Up Base increases to $104,500 because the hypothetical Account Value ($104,500) is larger than the Step-Up Base in Contract Year 1($100,000).  After the step-up, the Step-Up Base ($104,500) is larger than the Bonus Base ($104,000) and therefore the Payment Base is equal to the Step-Up Base of $104,500.  In Contract Years 2-4, the Step-Up Base increases to the Account Value, because the Account Value is larger than the previous years’ Step-Up Base, however the Payment Base is not affected because the Bonus Base is higher than the Step-Up Base in each Contract Year.  In Contract Years 5+, the Step-Up Base is always larger than the Account Value, and thus is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•                  4.5% (Withdrawal Percentage) X $120,000 (Payment Base) =$5,400 (LPA)

(F)  The $10,000 additional contribution made at the beginning of Contract Year 10 increases the Bonus Base and Step-Up Base (and therefore the Payment Base) dollar-for-dollar.

•                  $120,000 Bonus Base + $10,000 additional contribution amount = $130,000 Bonus Base after the additional contribution.

•                  $115,310 Step-Up Base + $10,000 additional contribution amount = $125,310 Step-Up Base after the additional contribution.

The LPA is recalculated using the Withdrawal Percentage times the Payment Base after the additional contribution:

•                  4.5% (Withdrawal Percentage) X $130,000 (Payment Base) =$5,850 (LPA)

(G)  In Contract Year 14, a Nonguaranteed Withdrawal in the amount of $776 ($6,626 amount withdrawn - $5,850 LPA) is taken.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•                  $776 (Nonguaranteed Withdrawal amount) x  1.9244 ($130,000 Payment Base divided by $67,554 Account Value [$66,778+ $776]) = $1,493 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and the Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount:

•                  $130,000 Bonus Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $128,507 Bonus Base after the Nonguaranteed Withdrawal.

•                  $125,310 Step-Up Base - $1,493 Adjusted Nonguaranteed Withdrawal amount = $123,817 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.5% of the Payment Base after the withdrawal: $128,507 x 4.5% = $5,783.

(H)  In Contract Year 26, the Account Value is reduced to zero, however, the Payment Base is greater than zero.  Therefore, the Rider enters Guaranteed Payment Phase and payments of the LPA continue.

Example #2

This example illustrates the Individual Rider where withdrawals equal to the LPA, as well as Nonguaranteed Withdrawals have been taken, and Bonuses have been applied.  It also illustrates the termination of the rider if the Account Value is reduced to zero by a Nonguaranteed Withdrawal.

Assumptions:

•                  Annuitant’s age on date GLIA Rider is purchased = 55

•                  Initial contribution = $100,000; no additional contributions

•                  Withdrawals equal to LPA in Contract Years 6-7, 9-13

•                  Nonguaranteed Withdrawal in Contract Year 8 in the amount of $20,200

•                  Full Account Value withdrawn in Contract Year 14

•                  No withdrawals were taken that would result in withdrawal charges under the contract.

•                  The contract is not a Qualified Annuity contract.

•                  The Rider remains in effect during the period covered in this example.

Contract Year	Annuitant’s Age on APD*	Contributions	LPA		Annual Withdrawal		Adjusted Nonguaranteed Withdrawal		Hypothetical Account Value on APD (A)	Bonus		Bonus Base		Step-Up Base		Payment Base at the end of the APD (B)
1	55	$100,000	N/A		$0		$0		$99,000	$4,000	(C)	$104,000	(C)	$100,000	(D)	$104,000
2	56		N/A		$0		$0		$98,010	$4,000	(C)	$108,000	(C)	$100,000		$108,000
3	57		N/A		$0		$0		$95,070	$4,000	(C)	$112,000	(C)	$100,000		$112,000
4	58		N/A		$0		$0		$92,218	$4,000	(C)	$116,000	(C)	$100,000		$116,000
5	59		N/A		$0		$0		$91,295	$4,000	(C)	$120,000	(C)	$100,000		$120,000
6	60		$4,800	(E)	$4,800	(E)	$0		$87,408	$0		$120,000		$100,000		$120,000
7	61		$4,800		$4,800		$0		$83,482	$0		$120,000		$100,000		$120,000
8	62		$4,800		$25,000	(F)	$30,484	(F)	$59,317	$0		$89,516	(F)	$69,516	(F)	$89,516
9	63		$3,581	(F)	$3,581		$0		$55,143	$0		$89,516		$69,516		$89,516
10	64		$3,581		$3,581		$0		$51,011	$0		$89,516		$69,516		$89,516
11	65		$3,581		$3,581		$0		$44,880	$0		$89,516		$69,516		$89,516
12	66		$3,581		$3,581		$0		$41,748	$0		$89,516		$69,516		$89,516
13	67		$3,581		$3,581		$0		$38,168	$0		$89,516		$69,516		$89,516
14	68		$3,581		$38,168	(G)	N/A		$0	$0		$0		$0		$0
15	69		$0		$0		$0		$0	$0		$0		$0		$0

*APD = Annual Processing Date

(A)  The hypothetical Account Value includes deduction of all fees.  Rounding of amounts less than $1.00 is used in this example.

(B)  The Payment Base is always the greater of the Bonus Base and Step-Up Base.

(C)  A Bonus was added to the Bonus Base in Contract Years 1 - 5 because no withdrawals were taken during those Contract Years.  The Bonus amount is the Bonus Percentage, which is 4.00% in each of these years, times the total contributions minus total withdrawals, which is $100,000 for each year.

For example, the Bonus in Contract Year 1 is calculated as follows:

•      4.00% (Bonus Percentage) X $100,000 (total contributions) - 4.00% (Bonus Percentage) X $0 (total withdrawals) = $4,000 Bonus amount. This calculation is the same in each of the 5 years.

The Bonus Base after the Bonus in Contract Year 1 is $100,000+ $4,000 = $104,000; the Bonus Base after the Bonus in Contract Year 2 is $104,000+ $4,000 = $108,000; the Bonus Base after the Bonus in Contract Year 3 is $108,000+ $4,000 = $112,000; the Bonus Base after the Bonus in Contract Year 4 is $112,000+ $4,000 = $116,000; the Bonus Base after the Bonus in Contract Year 5 is $116,000+ $4,000 = $120,000.

(D)  In Contract Years 1 - 8, the hypothetical Account Value is less than the Step-Up Base and thus, the Step-Up Base is not stepped up.

(E)  In Contract Year 6, the LPA is determined, since this is the first withdrawal on or after the Age 60 Contract Anniversary.  The LPA is the Withdrawal Percentage times the Payment Base:

•      4.0% (Withdrawal Percentage) X $120,000 (Payment Base) =$4,800 (LPA)

(F)  A Nonguaranteed Withdrawal in the amount of $20,200 ($25,000 amount withdrawn - $4,800 LPA) is taken in Contract Year 8.  The Adjusted Nonguaranteed Withdrawal amount is the Nonguaranteed Withdrawal amount multiplied by the greater of 1 or the ratio of the Payment Base to Account Value, where both values are calculated immediately before the Nonguaranteed Withdrawal.  It is calculated as follows:

•      $20,200 (Nonguaranteed Withdrawal amount) x 1.5091 ($120,000 Payment Base divided by $79,517 Account Value [$59,317+ $20,200]) = $30,484 (Adjusted Nonguaranteed Withdrawal amount)

The Bonus Base and Step-Up Base (and therefore the Payment Base) are reduced by the Adjusted Nonguaranteed Withdrawal amount.

•      $120,000 Bonus Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $89,516 Bonus Base after the Nonguaranteed Withdrawal

•      $100,000 Step-Up Base - $30,484 Adjusted Nonguaranteed Withdrawal amount = $69,516 Step-Up Base after the Nonguaranteed Withdrawal

The LPA is recalculated after the withdrawal as 4.0% of the Payment Base after the withdrawal: $89,516 x 4.0% = $3,851.

(G)  A Nonguaranteed withdrawal reduces the Account Value to zero in Contract Year 14 and the Rider and Annuity Contract terminate.

STATEMENT OF ADDITIONAL INFORMATION

May 1, 2010

Deferred Flexible Premium Variable Annuities

Issued By National Integrity Life Insurance Company

Through Separate Account I of National Integrity Life Insurance Company

This Statement of Additional Information (SAI) is not a prospectus.  It should be read in conjunction with the variable annuity prospectus dated May 1, 2010.

A copy of the prospectus to which this SAI relates is available at no charge by writing the Administrative Office at National Integrity Life Insurance Company, 15 Matthews Street, Suite 200, Goshen, NY 10924, or by calling 1-800-433-1778.

General Information and History

National Integrity Life Insurance Company (National Integrity) is a New York life insurance company organized on November 22, 1968. The home office is located at 15 Matthews Street, #200, Goshen, New York 10924.  National Integrity is authorized to sell life insurance and annuities in 8 states and the District of Columbia.  National Integrity, the depositor of Separate Account I, is a wholly owned subsidiary of Integrity Life Insurance Company (Integrity), an Ohio life insurance company, which is a wholly owned subsidiary of The Western and Southern Life Insurance Company (WSLIC), an Ohio life insurance company organized on February 23, 1888.  WSLIC is a wholly owned subsidiary of Western & Southern Financial Group, Inc., an Ohio corporation, which is wholly owned by Western & Southern Mutual Holding Company, an Ohio mutual insurance holding company.

Administration and Distribution of the Contracts

Administration

National Integrity has responsibility for administration of Separate Account I (the Separate Account) and the variable annuity contracts issued through the Separate Account (Contracts).  National Integrity has entered into Service Agreements with Integrity, WSLIC and IFS Financial Services, Inc., which is an affiliated company, to provide certain services, including administrative services for the Separate Account and the Contracts.   Compensation for these services, which are paid by National Integrity, is based on the charges and expenses incurred by the service provider, and will reflect actual costs to the extent reasonably possible.

Custodian

National Integrity is the custodian of the assets of the Separate Account.  The shares are held in book-entry form. National Integrity maintains a record of all purchases and redemptions of shares of the underlying portfolios.

Underwriter

Touchstone Securities, Inc. (Touchstone Securities), 303 Broadway, Suite 1100, Cincinnati, Ohio 45202, an indirect subsidiary of WSLIC and an affiliate of National Integrity, is the principal underwriter of the Contracts.  Touchstone Securities is registered under the Securities Exchange Act of 1934 as a broker-dealer and is a member in good standing of the Financial Industry Regulatory Authority (FINRA).  The

Contracts are offered through Touchstone Securities on a continuous basis.  The amount of distribution allowances paid to Touchstone Securities, the principal underwriter, was $3,799,552 in 2009, $5,066,413 in 2008, and $8,408,847 in 2007.  Touchstone Securities did not retain distribution allowances during these years.

Sales

The Contracts are sold by insurance agents licensed in the states where the Contracts may be lawfully sold.  The agents are also registered representatives of broker-dealers, which are registered under the Securities Exchange Act of 1934 and are members of FINRA.

We make payments to the broker-dealer firms that distribute our Contracts in the form of commissions and other incentives.  In addition to the commissions described in the prospectus, we pay up to a 1.00% annual trail commission on certain Contracts issued before January 1, 2009 to certain producers who qualify for a program called “Dynasty Trail.”  Currently, active registered representatives who have previously qualified for this program, have at least $4,000,000.00 of business with us and maintain 90% of that business with us and meet both these standards at the end of each quarter will receive this additional commission. This program may be changed.

We may also make additional payments in the form of expense reimbursements or marketing allowances to the broker-dealers that distribute our Contracts in exchange for privileges, including additional or special access to broker-dealers’ sales staff, opportunities to provide and attend training and other conferences, and marketing enhancements of our Contracts.  The method for calculating any additional compensation may include consideration of the level of sales or assets attributable to the firm.  Not all broker-dealers receive additional compensation and the amount of compensation varies by firm.  These payments could be significant to a firm, and could be a conflict of interest.  We generally choose to compensate broker-dealers that have a strong capability to distribute the Contracts and that are willing to cooperate with our promotional efforts.

The following list includes the names of firms that received expense reimbursement or marketing allowance payments of more than $5,000 with respect to variable annuities sold for Integrity and its wholly owned subsidiary National Integrity Life Insurance Company during the last calendar year.

American Portfolios Financial Services, Inc.	Nationwide Planning Associates, Inc.
Cadaret, Grant & Co., Inc.	Planning Corporation of America
Hancock Investment Services, Inc.	Securities America, Inc.
LPL Financial Corporation	Stifel, Nicolaus and Company, Incorporated

Performance Data and Illustrations

We may provide performance information and illustrations using performance information.  Performance information may be based on historical returns of the Variable Account Options.  At any time in the future, performance will likely be higher or lower than in the past.  Historical performance does not predict future results.

Performance Data

In advertisements or in information furnished to you, we may provide the average annual total return and the cumulative total return of the units of the Variable Account Options. The money market option may also from time to time include the yield and effective yield of its units.  Performance information is computed separately for each Variable Account Option in accordance with the formulas described below.

Total return reflects all aspects of the return of a Variable Account Option, including the automatic reinvestment of all distributions and the deduction of all charges that apply on an annual basis.  Performance represents annualized percentage change in net assets of a Variable Account Option, based on a hypothetical $1,000 investment, the performance of the underlying portfolios and the charges that would have been made during the periods shown.  Premium taxes, if applicable, are not reflected.  Returns are not annualized for periods less than one year.

Average annual total returns are calculated by determining the growth or decline in value of a hypothetical

2

investment in the Variable Account Option over certain periods, including 1, 3, 5, and 10 years and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period.

Investors should realize that a Variable Account Option’s performance is not constant over time, but changes from year to year, and that the average annual returns represent the averages of historical periods as opposed to the actual historical performance of a Variable Account Option during any portion of the period shown.  Average annual returns are calculated using this formula:

P (1+T)n = ERV, where P is a hypothetical initial payment of $1,000, T is the average annual total return, n is the number of years, and ERV is the redeemable value at the end of the period.

Standardized returns are average annual total returns calculated from the Variable Account Inception Date which represents the date the Variable Account Option was available in the Contract.  Standardized returns reflect a standard death benefit and the deduction of all fees and charges including portfolio level expenses, the annual mortality and expense risk charge, annual administration charge and withdrawal charges.

Non-standardized returns are calculated from the Fund Inception Date which represents the inception date of the underlying fund, rather than the date it was included in the Contract.  Performance which predates the inclusion in the Contract is hypothetical and has been adjusted to include the annual mortality and expense risk charge, the annual administration charge and withdrawal charges, unless otherwise stated.

Cumulative total returns are unaveraged and reflect the simple percentage change in the value of a hypothetical investment in the Variable Account Option over a stated period of time.  In addition to the period since inception, cumulative total returns may be calculated on a year-to-date basis at the end of each calendar month in the current calendar year.  The last day of the period for year-to-date returns is the last day of the most recent calendar month at the time of publication.

Yields quoted in advertising reflect the change in value of a hypothetical investment in a Variable Account Option over a stated period of time, not taking into account capital gains or losses, or any withdrawal charges.  Yields are annualized and stated as a percentage.

Current yield and effective yield are calculated for the money market option.  Current yield is based on the change in the value of a hypothetical investment (exclusive of capital changes) over a particular 7-day period, less Contract charges that would have applied during the period (the base period), and stated as a percentage of the investment at the start of the base period (the base period return).  The base period return is then annualized by multiplying by 365/7, with the resulting yield figure carried to at least the nearest hundredth of one percent.

Effective yield assumes that all dividends received during an annual period have been reinvested.  This compounding effect causes effective yield to be higher than current yield.  Calculation of effective yield begins with the same base period return used in the calculation of current yield, which is then annualized to reflect weekly compounding pursuant to the following formula:

Effective Yield = [(Base Period Return + 1)365/7] – 1

Individualized Illustrations

National Integrity may provide computer-generated illustrations using programs available through third party firms to provide registered representatives and existing or potential Contracts owners with individualized hypothetical illustrations.  The illustrations may include contract values and returns for some or all of the Variable Account Options.  Such illustrations may include graphs, bar charts and other types of formats.

Hypothetical values may be based on: (i) the results of a hypothetical contribution to a Contract invested in a single or multiple Variable Account Options using standardized and non-standardized average annual returns; or (ii) the results of a hypothetical contribution to a Contract using either static or variable assumed rates of return, as allowed by law.

3

Distributions Under Tax-Favored Retirement Programs

Distributions from tax-favored plans are subject to certain restrictions.  Participants in qualified plans (other than IRAs), with the exception of five-percent owners, must begin receiving distributions by April 1 of the calendar year following the later of either (i) the year in which the participant reaches age 70 ½ or (ii) the calendar year in which the participant retires.  Owners of traditional IRAs and 5% owners of qualified plans must begin receiving distributions by April 1 of the calendar year following the year in which the owner or participant reaches age 70 ½.  Distribution from certain TSA plans can be deferred until age 75.  Additional distribution rules apply after the participant’s death.  If you do not take mandatory distributions you may owe a 50% penalty tax on any difference between the required distribution amount and the amount distributed.  There are no mandatory distributions from Roth IRAs.

Distributions from qualified plans (other than traditional IRAs) to an employee, surviving spouse, or former spouse who is an alternate payee under a qualified domestic relations order (payee), in the form of a lump sum settlement, partial withdrawal or periodic annuity payments for a fixed period of fewer than 10 years, are subject to mandatory federal income tax withholding of 20% of the taxable amount of the distribution, unless (i) the payee directs the transfer of such amounts to another qualified plan or Traditional IRA; or (ii) the payment is a minimum distribution required under the Internal Revenue Code. The taxable amount is the amount of the distribution less the amount allocable to after-tax contributions.  All other types of taxable distributions are subject to a 10% federal income tax withholding unless the payee elects not to have withholding apply.

We are not permitted to make distributions from a Contract unless a request has been made.  It is therefore your responsibility to comply with the minimum distribution rules.  You should consult your tax adviser regarding these rules and their proper application.

The above description of the minimum distribution requirements and the federal income tax consequences of distributions from tax-favored retirement plans which may be funded by the Contract is only a brief summary and is not intended as tax advice.  The rules governing the provisions of plans are extremely complex and often difficult to comprehend.  If you do not fully comply with all applicable rules, which are subject to change, you may suffer adverse tax consequences.  You should consult a qualified and competent tax adviser prior to adopting a plan or purchasing a Contract in connection with a tax-favored plan.

Financial Statements

The financial statements of Separate Account I as of December 31, 2009, and for the periods indicated in the financial statements, the statutory-basis financial statements of National Integrity as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, and the statutory-basis financial statements of The Western and Southern Life Insurance Company (WSLIC) as of December 31, 2009 and 2008 and for each of the three years in the period ended December 31, 2009, included in this SAI have been audited by Ernst & Young LLP, 312 Walnut Street, Cincinnati, Ohio 45202, independent registered public accounting firm, as set forth in their reports included herein.  The financial statements audited by Ernst & Young LLP have been included herein in reliance on their reports given on the authority of such firm as experts in accounting and auditing.

You should distinguish the financial statements of National Integrity from the financial statements of the Separate Account and consider the National Integrity financial statements only as they relate to the ability of National Integrity to meet its obligations under the Contracts.  You should consider the financial statements of WSLIC as bearing only on the ability of WSLIC to meet its obligations under the Guarantee to National Integrity policy holders dated March 3, 2000.  You should not consider the National Integrity or WSLIC financial statements as relating to the investment performance of the assets held in the Separate Account.

4

FINANCIAL STATEMENTS

Separate Account I of National Integrity Life Insurance Company

Year ended December 31, 2009, with Report of Independent Registered

Public Accounting Firm

Separate Account I

of

National Integrity Life Insurance Company

Financial Statements

Year Ended December 31, 2009

Report of Independent Registered Public Accounting Firm

The Contract Holders Separate Account I of National Integrity Life Insurance Company and The Board of Directors National Integrity Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Separate Account I of National Integrity Life Insurance Company (the Separate Account), comprised of the separate account divisions described in Note 1 to the financial statements, as of December 31, 2009, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, or for those individual divisions operating for portions of such periods as disclosed in the financial statements. These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures also included confirmation of investments owned as of December 31, 2009, by correspondence with the fund companies, or their transfer agents, as applicable. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective divisions constituting Separate Account I of National Integrity Life Insurance Company at December 31, 2009, and the results of their operations and the changes in their net assets for the periods described above, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 23, 2010

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities

December 31, 2009

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated:
Touchstone Aggressive ETF (Advantedge™)	$78,825	$(1)	$78,824	$8.88	8,874
Touchstone Aggressive ETF (AnnuiChoice™)	340,889	—	340,889	10.52	32,389
Touchstone Aggressive ETF (GrandMaster flex3™)	479,592	—	479,592	10.23	46,885
Touchstone Aggressive ETF (Grandmaster™)	10,434	1	10,435	10.34	1,010
Touchstone Aggressive ETF (IQ Annuity™)	478,955	—	478,955	10.28	46,581
Touchstone Aggressive ETF (Pinnacle Plus™)	73,506	1	73,507	10.17	7,231
Touchstone Aggressive ETF Fund (AnnuiChoice II™)	566,814	—	566,814	12.64	44,833
Touchstone Baron Small Cap (Advantedge™)	169,976	—	169,976	9.14	18,597
Touchstone Baron Small Cap (AnnuiChoice II™)	124,894	—	124,894	9.89	12,632
Touchstone Baron Small Cap (AnnuiChoice™)	69,526	—	69,526	15.94	4,362
Touchstone Baron Small Cap (GrandMaster flex3™)	528,464	—	528,464	14.59	36,214
Touchstone Baron Small Cap (Grandmaster™)	318,878	—	318,878	12.71	25,086
Touchstone Baron Small Cap (IQ Annuity™)	1,041,968	1	1,041,969	15.01	69,408
Touchstone Baron Small Cap (Pinnacle Plus™)	552,050	2	552,052	14.72	37,501
Touchstone Conservative ETF (AnnuiChoice II™)	535,577	(1)	535,576	11.29	47,438
Touchstone Conservative ETF (Advantedge™)	28,075	—	28,075	10.02	2,802
Touchstone Conservative ETF (AnnuiChoice™)	10,473	—	10,473	11.56	906
Touchstone Conservative ETF (GrandMaster flex3™)	1,759,314	—	1,759,314	11.23	156,624
Touchstone Conservative ETF (Grandmaster™)	231,822	—	231,822	11.35	20,425
Touchstone Conservative ETF (IQ Annuity™)	1,620,752	3	1,620,755	11.29	143,543
Touchstone Conservative ETF (Pinnacle Plus™)	1,190,188	—	1,190,188	11.16	106,620
Touchstone Core Bond (AnnuiChoice II™)	121,316	—	121,316	11.50	10,550
Touchstone Core Bond (AnnuiChoice™)	224,788	—	224,788	13.33	16,858
Touchstone Core Bond (GrandMaster flex3™)	255,038	—	255,038	12.38	20,595
Touchstone Core Bond (Grandmaster™)	572,891	1	572,892	11.91	48,112
Touchstone Core Bond (IQ Annuity™)	164,340	—	164,340	12.83	12,809
Touchstone Core Bond (Pinnacle Plus™)	505,723	—	505,723	11.55	43,779
Touchstone Enhanced ETF (Advantedge™)	105,687	—	105,687	8.85	11,946
Touchstone Enhanced ETF (AnnuiChoice™)	1,703,234	(1)	1,703,233	10.65	159,882
Touchstone Enhanced ETF (GrandMaster flex3™)	1,139,655	(1)	1,139,654	10.35	110,072
Touchstone Enhanced ETF (Grandmaster™)	693,795	(3)	693,792	10.46	66,317
Touchstone Enhanced ETF (IQ Annuity™)	522,389	(1)	522,388	10.41	50,193
Touchstone Enhanced ETF (Pinnacle Plus™)	481,220	1	481,221	10.29	46,769
Touchstone Enhanced ETF Fund (AnnuiChoice II™)	135,644	—	135,644	12.63	10,739
Touchstone GMAB Aggressive ETF
Fund (AnnuiChoice II™)	256,218	(1)	256,217	12.59	20,351
Touchstone High Yield - TVST (AnnuiChoice II™)	6,887	—	6,887	11.45	601
Touchstone High Yield (AnnuiChoice™)	104,081	3	104,084	16.17	6,439
Touchstone High Yield (GrandMaster flex3™)	454,178	(1)	454,177	15.20	29,877
Touchstone High Yield (Grandmaster™)	84,314	—	84,314	12.57	6,707
Touchstone High Yield (IQ Annuity™)	370,421	—	370,421	15.90	23,295
Touchstone High Yield (Pinnacle Plus™)	887,947	1	887,948	13.18	67,382
Touchstone Large Cap Core Equity (Advantedge ™)	19,223	—	19,223	8.48	2,266
Touchstone Large Cap Core Equity (AnnuiChoice II™)	13,257	—	13,257	8.97	1,478
Touchstone Large Cap Core Equity (AnnuiChoice ™)	133,805	—	133,805	10.20	13,123
Touchstone Large Cap Core Equity (GrandMaster flex3™)	202,246	—	202,246	10.72	18,868
Touchstone Large Cap Core Equity (Grandmaster™)	737,186	(1)	737,185	10.28	71,712
Touchstone Large Cap Core Equity (IQ Annuity™)	376,794	—	376,794	10.16	37,093
Touchstone Large Cap Core Equity (Pinnacle Plus™)	375,091	3	375,094	11.00	34,097
Touchstone Mid Cap Growth (Advantedge ™)	44,334	—	44,334	8.79	5,042
Touchstone Mid Cap Growth (AnnuiChoice II™)	47,620	—	47,620	10.03	4,750
Touchstone Mid Cap Growth (AnnuiChoice™)	209,781	—	209,781	15.95	13,149
Touchstone Mid Cap Growth (GrandMaster flex3™)	277,360	—	277,360	15.45	17,949
Touchstone Mid Cap Growth (Grandmaster™)	191,223	(1)	191,222	12.89	14,831
Touchstone Mid Cap Growth (IQ Annuity™)	229,025	2	229,027	16.46	13,914
Touchstone Mid Cap Growth (Pinnacle Plus™)	674,069	—	674,069	15.05	44,790
Touchstone Moderate ETF (Advantedge™)	96,338	—	96,338	9.45	10,190
Touchstone Moderate ETF (AnnuiChoice™)	534,245	(1)	534,244	11.08	48,237
Touchstone Moderate ETF (GrandMaster flex3™)	1,833,117	—	1,833,117	10.76	170,297
Touchstone Moderate ETF (Grandmaster™)	168,355	—	168,355	10.88	15,479
Touchstone Moderate ETF (IQ Annuity™)	2,433,324	—	2,433,324	10.82	224,889
Touchstone Moderate ETF (Pinnacle Plus™)	2,712,909	—	2,712,909	10.70	253,608
Touchstone Moderate ETF Fund (AnnuiChoice II™)	615,182	—	615,182	9.36	65,724

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2009

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Affiliated (continued):
Touchstone Money Market (IQ3™)	$3,195,322	$(1)	$3,195,321	$11.04	289,464
Touchstone Money Market (GrandMaster flex3™)	1,859,665	(6)	1,859,659	10.84	171,487
Touchstone Money Market (AnnuiChoice II™)	311,440	(1)	311,439	9.96	31,275
Touchstone Money Market (Advantedge™)	202,637	—	202,637	10.03	20,203
Touchstone Money Market (Pinnacle Plus™)	1,314,088	(5)	1,314,083	9.92	132,441
Touchstone Money Market (AnnuiChoice™)	1,257,736	(5)	1,257,731	11.41	110,225
Touchstone Money Market (Grandmaster™)	5,242,993	1	5,242,994	11.02	475,933
Touchstone Third Avenue Value (Advantedge™)	248,951	—	248,951	8.25	30,167
Touchstone Third Avenue Value (AnnuiChoice II™)	592,739	—	592,739	8.39	70,637
Touchstone Third Avenue Value (AnnuiChoice™)	1,294,521	—	1,294,521	14.38	90,046
Touchstone Third Avenue Value (GrandMaster flex3™)	1,261,179	1	1,261,180	13.99	90,169
Touchstone Third Avenue Value (Grandmaster™)	2,285,135	2	2,285,137	12.27	186,306
Touchstone Third Avenue Value (IQ Annuity™)	2,028,941	—	2,028,941	13.74	147,703
Touchstone Third Avenue Value (Pinnacle Plus™)	1,821,156	(1)	1,821,155	14.71	123,821
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	9,848,223	—	9,848,223	44.49	221,359
Fidelity VIP Growth (Grandmaster™)	4,963,038	2	4,963,040	49.15	100,981
Fidelity VIP High Income (Grandmaster™)	3,812,725	2	3,812,727	18.63	204,661
Fidelity VIP II Asset Manager (Grandmaster™)	4,977,204	—	4,977,204	34.39	144,735
Fidelity VIP II Contrafund (Grandmaster™)	12,822,006	(1)	12,822,005	35.33	362,925
Fidelity VIP II Index 500 (Grandmaster™)	3,834,158	—	3,834,158	26.89	142,562
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	151,053	—	151,053	11.18	13,512
Fidelity VIP II Investment Grade Bond (Grandmaster™)	1,861,641	(1)	1,861,640	29.54	63,025
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	218,380	—	218,380	11.01	19,829
Fidelity VIP II Investment Grade Bond (IQ3™)	142,990	—	142,990	11.04	12,949
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	246,033	—	246,033	10.98	22,414
Fidelity VIP III Balanced (Grandmaster™)	1,027,294	1	1,027,295	14.94	68,776
Fidelity VIP III Growth & Income (Grandmaster™)	1,250,222	1	1,250,223	14.25	87,742
Fidelity VIP III Growth Opportunities (Grandmaster™)	574,307	—	574,307	9.48	60,566
Fidelity VIP Overseas (AnnuiChoice™)	14,668	—	14,668	7.40	1,982
Fidelity VIP Overseas (AnnuiChoice II™)	8,255	—	8,255	7.37	1,120
Fidelity VIP Overseas (Grandmaster™)	2,241,926	2	2,241,928	28.77	77,928
Fidelity VIP Overseas (GrandmasterFlex3™)	109,332	—	109,332	7.29	15,000
Fidelity VIP Overseas (IQ3™)	21,184	—	21,184	7.31	2,898
Fidelity VIP Overseas (Pinnacle Plus™)	145,772	—	145,772	7.27	20,065
Non-Affliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	1,845,543	—	1,845,543	29.54	62,472
Non-Affiliated Service Class 2 :
Fidelity VIP Asset Manager
(Advantedge™)	62,297	—	62,297	9.18	6,784
Fidelity VIP Asset Manager (AnnuiChoice II™)	141,957	—	141,957	10.65	13,333
Fidelity VIP Asset Manager (AnnuiChoice™)	140,734	—	140,734	12.38	11,370
Fidelity VIP Asset Manager (GrandMaster flex3™)	50,999	(1)	50,998	11.23	4,542
Fidelity VIP Asset Manager (IQ3™)	281,220	—	281,220	11.55	24,343
Fidelity VIP Asset Manager (Pinnacle Plus™)	151,994	—	151,994	11.66	13,033
Fidelity VIP Balanced (Advantedge™)	25,632	—	25,632	9.32	2,750
Fidelity VIP Balanced (AnnuiChoice II™)	68,902	—	68,902	10.12	6,810
Fidelity VIP Balanced (AnnuiChoice™)	208,022	(1)	208,021	12.26	16,963
Fidelity VIP Balanced (GrandMaster flex3™)	296,118	(1)	296,117	12.46	23,775
Fidelity VIP Balanced (GrandMaster™)	241,097	—	241,097	11.43	21,090
Fidelity VIP Balanced (IQ3™)	207,283	1	207,284	11.10	18,676
Fidelity VIP Balanced (Pinnacle Plus™)	788,561	(3)	788,558	11.53	68,376
Fidelity VIP Contrafund (Advantedge™)	649,084	—	649,084	8.34	77,850
Fidelity VIP Contrafund (AnnuiChoice II™)	772,758	3	772,761	9.43	81,950
Fidelity VIP Contrafund (AnnuiChoice™)	1,431,335	1	1,431,336	14.53	98,480
Fidelity VIP Contrafund (GrandMaster flex3™)	1,421,261	1	1,421,262	13.90	102,227
Fidelity VIP Contrafund (IQ3™)	1,600,083	—	1,600,083	12.62	126,751
Fidelity VIP Contrafund (Pinnacle Plus™)	2,288,817	5	2,288,822	13.88	164,850
Fidelity VIP Contrafund Standard (IQ Advisor™)	5,425	(2)	5,423	12.94	419
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	33,112	—	33,112	7.13	4,647
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)	6,548	—	6,548	7.02	933
Fidelity VIP Disclipined Small Cap (Grandmaster™)	14,953	1	14,954	7.06	2,119
Fidelity VIP Disclipined Small Cap (IQ™)	49,027	—	49,027	7.04	6,965
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	35,592	1	35,593	7.00	5,087
Fidelity VIP Disciplined Small Cap (Advantedge™)	13,926	—	13,926	8.58	1,622
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	86	—	86	12.66	7

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2009

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	$34,420	$—	$34,420	$11.49	2,995
Fidelity VIP Dynamic Capital Appreciation (Grandmaster™)	4,388	—	4,388	11.63	377
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	58,856	—	58,856	15.10	3,898
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus™)	140,944	1	140,945	11.41	12,348
Fidelity VIP Equity-Income (Advantedge™)	56,055	—	56,055	7.76	7,222
Fidelity VIP Equity-Income (AnnuiChoice II™)	261,051	—	261,051	7.98	32,707
Fidelity VIP Equity-Income (AnnuiChoice™)	413,548	1	413,549	10.43	39,632
Fidelity VIP Equity-Income (GrandMaster flex3™)	172,787	—	172,787	10.63	16,248
Fidelity VIP Equity-Income (IQ3™)	383,881	—	383,881	9.51	40,353
Fidelity VIP Equity-Income (Pinnacle Plus™)	1,032,125	(1)	1,032,124	10.88	94,869
Fidelity VIP Freedom 2010 (Advantedge™)	58,078	—	58,078	9.38	6,192
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	9,612	—	9,612	9.19	1,046
Fidelity VIP Freedom 2010 (Grandmaster™)	59,774	—	59,774	9.24	6,470
Fidelity VIP Freedom 2010 (IQ3™)	163,940	—	163,940	9.21	17,794
Fidelity VIP Freedom 2015 (Advantedge™)	104,035	—	104,035	9.26	11,236
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	11,250	—	11,250	9.11	1,235
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	5,680	—	5,680	9.01	630
Fidelity VIP Freedom 2015 (IQ3™)	342,637	—	342,637	9.04	37,907
Fidelity VIP Freedom 2015 (Pinnacle Plus™)	192,282	—	192,282	8.98	21,401
Fidelity VIP Freedom 2020 (Advantedge™)	10,085	—	10,085	8.90	1,133
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	28,317	—	28,317	8.67	3,266
Fidelity VIP Freedom 2020 (IQ3™)	145,981	—	145,981	8.60	16,975
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	15,786	—	15,786	8.55	1,847
Fidelity VIP Freedom 2025 (Advantedge™)	10,105	—	10,105	8.81	1,147
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	2,344	—	2,344	8.04	292
Fidelity VIP Growth & Income (AnnuiChoice II™)	57,276	—	57,276	8.57	6,684
Fidelity VIP Growth & Income (AnnuiChoice™)	110,900	—	110,900	10.22	10,855
Fidelity VIP Growth & Income (GrandMaster flex3™)	99,743	—	99,743	10.78	9,254
Fidelity VIP Growth & Income (IQ3™)	67,083	—	67,083	8.78	7,636
Fidelity VIP Growth & Income (Pinnacle Plus™)	154,471	—	154,471	10.09	15,304
Fidelity VIP Growth & Income (Advantedge™)	26,735	—	26,735	7.86	3,403
Fidelity VIP Growth (Advantedge™)	20,865	—	20,865	7.24	2,881
Fidelity VIP Growth (AnnuiChoice II™)	146,792	(1)	146,791	8.70	16,876
Fidelity VIP Growth (AnnuiChoice™)	99,185	—	99,185	8.45	11,740
Fidelity VIP Growth (GrandMaster flex3™)	118,898	—	118,898	9.74	12,210
Fidelity VIP Growth (GrandMaster™)	305,259	—	305,259	7.68	39,727
Fidelity VIP Growth (IQ3™)	124,532	(3)	124,529	6.42	19,385
Fidelity VIP Growth (Pinnacle Plus™)	212,691	(1)	212,690	9.86	21,565
Fidelity VIP Growth Opportunities
(Advantedge™)	70,190	—	70,190	7.32	9,593
Fidelity VIP Growth Opportunities (AnnuiChoice II™)	5,586	—	5,586	8.74	639
Fidelity VIP Growth Opportunities (AnnuiChoice™)	20,881	—	20,881	9.16	2,280
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	43,422	—	43,422	9.86	4,402
Fidelity VIP Growth Opportunities (IQ3™)	62,700	—	62,700	8.12	7,726
Fidelity VIP Growth Opportunities (Pinnacle Plus™)	403,275	—	403,275	9.74	41,408
Fidelity VIP High Income (AnnuiChoice II™)	49,740	—	49,740	11.17	4,454
Fidelity VIP High Income (AnnuiChoice™)	498,023	(2)	498,021	15.86	31,402
Fidelity VIP High Income (GrandMaster flex3™)	1,451,001	3	1,451,004	14.30	101,471
Fidelity VIP High Income (IQ3™)	6,783,481	(1)	6,783,480	12.80	529,838
Fidelity VIP High Income (Pinnacle Plus™)	179,178	—	179,178	13.21	13,560
Fidelity VIP High Income (Advantedge™)	414,099	—	414,099	10.73	38,581
Fidelity VIP II Index 500 (Advantedge™)	250,676	(2)	250,674	8.34	30,066
Fidelity VIP II Index 500 (AnnuiChoice II™)	248,058	(3)	248,055	7.65	32,436
Fidelity VIP II Index 500 (AnnuiChoice™)	492,680	—	492,680	9.66	50,994
Fidelity VIP II Index 500 (GrandmasterFlex3™)	568,960	1	568,961	7.56	75,213
Fidelity VIP II Index 500 (Grandmaster™)	1,379,351	1	1,379,352	7.61	181,350
Fidelity VIP II Index 500 (IQ3™)	516,848	(1)	516,847	8.53	60,609
Fidelity VIP II Index 500 (Pinnacle Plus™)	1,331,607	(2)	1,331,605	11.11	119,866
Fidelity VIP Investment Grade Bond (Advantedge™)	83,860	—	83,860	10.81	7,760
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	174,854	—	174,854	11.38	15,364
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	945,297	(2)	945,295	14.02	67,432
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	525,216	—	525,216	11.74	44,723
Fidelity VIP Investment Grade Bond (GrandMaster ™)	584,228	—	584,228	11.00	53,100
Fidelity VIP Investment Grade Bond (IQ3™)	642,266	—	642,266	13.73	46,784
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	740,769	—	740,769	11.61	63,821
Fidelity VIP Mid Cap (AnnuiChoice II™)	170,941	—	170,941	9.86	17,329

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2009

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Mid Cap (AnnuiChoice™)	$397,390	$—	$397,390	$19.16	20,738
Fidelity VIP Mid Cap (GrandMaster flex3™)	806,801	—	806,801	17.79	45,343
Fidelity VIP Mid Cap (Grandmaster™)	703,330	(1)	703,329	14.77	47,607
Fidelity VIP Mid Cap (IQ Annuity™)	1,017,019	1	1,017,020	17.91	56,791
Fidelity VIP Mid Cap (Pinnacle Plus™)	1,821,826	4	1,821,830	17.75	102,657
Fidelity VIP Mid Cap (Advantedge™)	141,792	—	141,792	8.80	16,107
Fidelity VIP Overseas (Advantedge™)	113,364	—	113,364	7.51	15,096
Fidelity VIP Overseas (AnnuiChoice II™)	158,019	—	158,019	8.73	18,099
Fidelity VIP Overseas (AnnuiChoice™)	407,834	—	407,834	13.16	30,989
Fidelity VIP Overseas (GrandMaster flex3™)	302,871	—	302,871	11.84	25,581
Fidelity VIP Overseas (GrandMaster™)	191,139	2	191,141	7.28	26,263
Fidelity VIP Overseas (IQ3™)	544,768	—	544,768	10.20	53,404
Fidelity VIP Overseas (Pinnacle Plus™)	497,346	—	497,346	14.56	34,157
Fidelity VIP Value Stratagies (AnnuiChoice™)	17,012	—	17,012	8.12	2,096
Fidelity VIP Value Strategies (GrandMaster ™)	108,040	—	108,040	8.07	13,388
Fidelity VIP Value Strategies (GrandMaster flex3™)	6,365	—	6,365	8.04	791
Fidelity VIP Value Strategies (AnnuiChoice II™)	8,209	—	8,209	8.10	1,014
Fidelity VIP Value Strategies (Pinnacle Plus™)	363,647	1	363,648	8.03	45,308
Non-Affiliated Class 1:
JPMorgan IT Mid Cap (IQ3™)	38,694	—	38,694	13.13	2,947
JPMorgan IT Mid Cap (Grandmaster™)	62,539	—	62,539	13.14	4,760
JPMorgan IT Mid Cap (GrandMaster flex3™)	89,781	—	89,781	13.12	6,843
JPMorgan IT Mid Cap (Pinnacle Plus™)	520,259	—	520,259	13.11	39,687
JPMorgan IT Mid Cap (AnnuiChoice™)	170,547	—	170,547	13.17	12,949
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	31,357	(1)	31,356	19.66	1,595
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	9,345	—	9,345	19.59	477
Van Kampen UIF Emerging Markets Debt (IQ3™)	12,544	—	12,544	19.04	659
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	6,841	—	6,841	7.25	944
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	43,966	—	43,966	17.08	2,575
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	141,346	—	141,346	16.30	8,671
Van Kampen UIF U.S. Real Estate (IQ3™)	77,452	—	77,452	16.41	4,718
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	301,249	—	301,249	17.36	17,349
Franklin Growth and Income Securities (Advantedge™)	42,852	(1)	42,851	8.33	5,144
Franklin Growth and Income Securities (AnnuiChoice II™)	55,841	—	55,841	8.28	6,742
Franklin Growth and Income Securities (AnnuiChoice™)	457,375	—	457,375	11.86	38,578
Franklin Growth and Income Securities (GrandMaster flex3™)	285,372	—	285,372	11.40	25,025
Franklin Growth and Income Securities (Grandmaster™)	705,460	(1)	705,459	11.57	60,993
Franklin Growth and Income Securities (IQ Annuity™)	869,024	—	869,024	11.48	75,669
Franklin Growth and Income Securities (Pinnacle Plus™)	899,070	—	899,070	10.84	82,947
Franklin Income Securities
(Advantedge™)	102,115	—	102,115	9.62	10,617
Franklin Income Securities (AnnuiChoice II™)	218,272	—	218,272	10.17	21,457
Franklin Income Securities (AnnuiChoice™)	452,630	—	452,630	16.14	28,043
Franklin Income Securities (GrandMaster flex3™)	2,183,262	(5)	2,183,257	15.52	140,631
Franklin Income Securities (Grandmaster™)	1,743,526	—	1,743,526	15.75	110,727
Franklin Income Securities (IQ Annuity™)	1,206,535	1	1,206,536	15.63	77,169
Franklin Income Securities (Pinnacle Plus™)	1,670,417	—	1,670,417	13.69	122,025
Franklin Large Cap Growth Securities (Advantedge™)	62,806	—	62,806	8.86	7,085
Franklin Large Cap Growth Securities (AnnuiChoice II™)	90,422	—	90,422	9.43	9,593
Franklin Large Cap Growth Securities (AnnuiChoice™)	86,648	—	86,648	12.33	7,025
Franklin Large Cap Growth Securities (GrandMaster flex3™)	66,781	—	66,781	11.86	5,629
Franklin Large Cap Growth Securities (Grandmaster™)	58,840	—	58,840	12.03	4,890
Franklin Large Cap Growth Securities (IQ Annuity™)	226,242	—	226,242	11.95	18,937
Franklin Large Cap Growth Securities (Pinnacle Plus™)	228,104	1	228,105	10.74	21,238
Franklin Mutual Shares Securities (Advantedge™)	474,542	(1)	474,541	8.24	57,618
Franklin Mutual Shares Securities (AnnuiChoice II™)	119,448	(1)	119,447	8.56	13,958
Franklin Mutual Shares Securities (AnnuiChoice™)	423,166	—	423,166	13.89	30,470
Franklin Mutual Shares Securities (GrandMaster flex3™)	1,216,000	(1)	1,215,999	13.36	91,029
Franklin Mutual Shares Securities (IQ Annuity™)	335,846	—	335,846	13.45	24,964
Franklin Mutual Shares Securities (Pinnacle Plus™)	1,145,135	(1)	1,145,134	12.19	93,967
Franklin Mutual Shares Securities Standard (IQ Advisor™)	10,570	1	10,571	11.55	915
Franklin Mutual Shares Securities(Grandmaster™)	1,598,079	(1)	1,598,078	13.55	117,949
Franklin Small Cap Value Securities (Advantedge™)	88,615	—	88,615	8.75	10,129
Franklin Small Cap Value Securities (AnnuiChoice II™)	505	—	505	7.52	67
Franklin Small Cap Value Securities (AnnuiChoice™)	125,502	1	125,503	7.55	16,624

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2009

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class 2 (continued):
Franklin Small Cap Value Securities (GrandmasterFlex3™)	$59,620	$—	$59,620	$7.44	8,016
Franklin Small Cap Value Securities (Grandmaster™)	882,227	—	882,227	7.48	117,975
Franklin Small Cap Value Securities (IQ3 ™)	41,689	2	41,691	7.46	5,590
Franklin Small Cap Value Securities (Pinnacle Plus ™)	259,658	4	259,662	7.41	35,027
Templeton Foreign Securities Fund (AnnuiChoice II™)	79,814	—	79,814	9.99	7,990
Templeton Foreign Securities Fund (AnnuiChoice II™)	145,363	—	145,363	17.93	8,109
Templeton Foreign Securities Fund (Advantedge™)	77,915	—	77,915	8.76	8,899
Templeton Foreign Securities Fund (GrandMaster flex3™)	406,458	—	406,458	17.24	23,574
Templeton Foreign Securities Fund (Grandmaster™)	429,507	(1)	429,506	17.49	24,560
Templeton Foreign Securities Fund (Pinnacle Plus™)	958,012	2	958,014	15.90	60,261
Templeton Growth Securities (Advantedge™)	51,263	(1)	51,262	8.15	6,293
Templeton Growth Securities (AnnuiChoice II™)	28,575	—	28,575	8.24	3,469
Templeton Growth Securities (AnnuiChoice™)	31,454	—	31,454	14.08	2,234
Templeton Growth Securities (GrandMaster flex3™)	899,413	—	899,413	13.54	66,421
Templeton Growth Securities (Grandmaster™)	322,030	1	322,031	13.73	23,447
Templeton Growth Securities (IQ Annuity™)	785,277	—	785,277	13.64	57,583
Templeton Growth Securities (Pinnacle Plus™)	808,479	—	808,479	12.42	65,089
Templeton Growth Securities Standard (IQ Advisor™)	5,138	—	5,138	11.24	457
Van Kampen LIT Comstock (AnnuiChoice™)	24,972	—	24,972	13.34	1,872
Van Kampen LIT Comstock (GrandMaster flex3™)	141,567	—	141,567	12.83	11,036
Van Kampen LIT Comstock (Grandmaster™)	71,979	1	71,980	13.01	5,532
Van Kampen LIT Comstock (IQ Annuity™)	22,164	1	22,165	12.92	1,716
Van Kampen LIT Comstock (Pinnacle Plus™)	162,061	3	162,064	11.65	13,908
Van Kampen LIT Comstock (AnnuiChoice II™)	8,817	—	8,817	8.41	1,048
Van Kampen LIT Capital Growth (AnnuiChoice™)	4,892	1	4,893	13.12	373
Van Kampen LIT Capital Growth (GrandMaster flex3™)	4,157	(4)	4,153	12.62	329
Van Kampen LIT Capital Growth (Grandmaster™)	168,985	(2)	168,983	12.80	13,202
Van Kampen LIT Capital Growth (Pinnacle Plus™)	517,486	1	517,487	11.10	46,634
Van Kampen LIT Capital Growth (Advantedge™)	9,705	—	9,705	9.12	1,065
Van Kampen LIT Capital Growth (AnnuiChoice II™)	5,039	1	5,040	10.24	492
Van Kampen UIF Emerging Markets Debt (Advantedge™)	61,916	—	61,916	10.75	5,760
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	38,576	—	38,576	11.01	3,503
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	116,323	—	116,323	11.06	10,519
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	99,429	—	99,429	10.89	9,127
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	25,731	(1)	25,730	18.44	1,395
Van Kampen UIF Emerging Markets Debt (IQ3™)	103,276	—	103,276	18.31	5,639
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	277,199	—	277,199	15.92	17,413
Van Kampen UIF Emerging Markets Equity (Advantedge™)	180,003	—	180,003	7.80	23,084
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	90,183	—	90,183	11.97	7,535
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	567,479	—	567,479	31.71	17,897
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	781,828	(1)	781,827	30.50	25,634
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	1,175,734	(1)	1,175,733	30.93	38,007
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	381,192	(1)	381,191	30.72	12,410
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	1,459,743	—	1,459,743	26.56	54,956
Van Kampen UIF U.S. Mid Cap (IQ Annuity™)	1,013	—	1,013	8.36	121
Van Kampen UIF U.S. Mid Cap (AnnuiChoice II™)	16,811	1	16,812	8.40	2,001
Van Kampen UIF U.S. Mid Cap (AnnuiChoice™)	5,118	—	5,118	8.42	608
Van Kampen UIF U.S. Mid Cap (Advantedge™)	149,569	1	149,570	8.34	17,938
Van Kampen UIF U.S. Mid Cap (Grandmaster™)	73,961	—	73,961	8.37	8,833
Van Kampen UIF U.S. Mid Cap (Pinnacle Plus™)	20,355	—	20,355	8.33	2,444
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	43,486	—	43,486	6.00	7,250
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	14,095	—	14,095	6.02	2,340
Van Kampen UIF U.S. Real Estate (Pinnacle Plus™)	601,318	—	601,318	14.99	40,118
Van Kampen UIF U.S. Real Estate (Advantedge™)	33,702	—	33,702	7.77	4,335
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	72,499	—	72,499	5.93	12,220
Van Kampen UIF U.S. Real Estate (Grandmaster™)	236,710	—	236,710	17.78	13,316
Van Kampen UIF U.S. Real Estate (IQ3™)	121,321	—	121,321	17.65	6,874
Non-Affiliated Class B:
Columbia VIT Mid Cap (Grandmaster™)	37,418	—	37,418	12.95	2,888
Columbia VIT Mid Cap (Pinnacle Plus™)	1,648	—	1,648	12.93	128
Columbia VIT Small Cap (Grandmaster™)	28,358	—	28,358	12.52	2,265
Columbia VIT Small Cap (Advantedge™)	13,229	—	13,229	12.50	1,059
Columbia VIT Small Cap (Pinnacle Plus™)	1,910	—	1,910	12.49	153
DWS Small Cap Index VIP (AnnuiChoice II™)	18,690	1	18,691	8.54	2,188
DWS Small Cap Index VIP (AnnuiChoice™)	102,296	—	102,296	12.17	8,404

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Assets and Liabilities (continued)

December 31, 2009

		Receivable from
		(payable to)
	Investments	the general account
Division	at value	of National Integrity	Net Assets	Unit Value	Units Outstanding
Non-Affiliated Class B (continued):
DWS Small Cap Index VIP (GrandMaster flex3™)	$93,382	$1	$93,383	$12.58	7,426
DWS Small Cap Index VIP (Grandmaster™)	17,570	—	17,570	10.69	1,644
DWS Small Cap Index VIP (IQ3™)	76,635	—	76,635	11.66	6,573
DWS Small Cap Index VIP (Pinnacle Plus™)	294,295	—	294,295	12.13	24,254
DWS Small Cap Index VIP (Advantedge™)	5,888	—	5,888	8.87	663
Non-Affiliated Advisor Class:
Pimco VIT All Asset (IQ Annuity™)	78,319	—	78,319	9.84	7,957
Pimco VIT All Asset (Pinnacle Plus™)	83,901	—	83,901	9.81	8,556
Pimco VIT All Asset (Grandmaster™)	2,578	—	2,578	9.86	262
Pimco VIT All Asset (GrandMaster flex3™)	4,887	—	4,887	9.83	497
Pimco VIT All Asset (Advantedge™)	170,364	—	170,364	9.89	17,221
Pimco VIT All Asset (AnnuiChoice II™)	170,850	—	170,850	9.98	17,125
Pimco VIT All Asset (AnnuiChoice™)	64,903	(1)	64,902	9.92	6,544
Pimco VIT Commodity Real Return Strategy (Advantedge™)	123,153	—	123,153	6.67	18,459
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II™)	75,414	—	75,414	6.73	11,208
Pimco VIT Commodity Real Return Strategy (AnnuiChoice™)	28,061	—	28,061	6.69	4,192
Pimco VIT Commodity Real Return Strategy (Grandmaster™)	326,419	—	326,419	6.65	49,057
Pimco VIT Commodity Real Return Strategy (IQ Annuity™)	160,967	(1)	160,966	6.64	24,233
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3™)	52,322	1	52,323	6.63	7,890
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus™)	125,031	—	125,031	6.62	18,893
Pimco VIT Low Duration (IQ Annuity™)	42,336	1	42,337	10.81	3,915
Pimco VIT Low Duration (Grandmaster™)	8,348	—	8,348	10.83	771
Pimco VIT Low Duration (GrandMaster flex3™)	101,088	(1)	101,087	10.80	9,364
Pimco VIT Low Duration (Advantedge™)	80,422	(1)	80,421	10.75	7,484
Pimco VIT Low Duration (AnnuiChoice II™)	4,963	—	4,963	10.84	458
Pimco VIT Low Duration (AnnuiChoice™)	312,620	(4)	312,616	10.90	28,690
Pimco VIT Low Duration (Pinnacle Plus™)	185,531	(6)	185,525	10.77	17,221
Pimco VIT Real Return (AnnuiChoice II™)	22,618	—	22,618	10.44	2,167
Pimco VIT Real Return (Advantedge™)	22,471	(1)	22,470	10.35	2,172
Pimco VIT Real Return (AnnuiChoice™)	119,344	(2)	119,342	10.47	11,399
Pimco VIT Real Return (Grandmaster flex3™)	81,707	(3)	81,704	10.37	7,877
Pimco VIT Real Return (Grandmaster™)	66,460	(2)	66,458	10.41	6,385
Pimco VIT Real Return (IQ Annuity™)	214,041	—	214,041	10.39	20,600
Pimco VIT Real Return (Pinnacle Plus™)	102,002	—	102,002	10.35	9,854
Pimco VIT Total Return (Advantedge™)	1,769,685	(6)	1,769,679	11.36	155,826
Pimco VIT Total Return (AnnuiChoice II™)	951,157	(2)	951,155	11.45	83,047
Pimco VIT Total Return (AnnuiChoice™)	1,430,933	(1)	1,430,932	11.32	126,418
Pimco VIT Total Return (Grandmaster flex3™)	278,064	(1)	278,063	11.21	24,796
Pimco VIT Total Return (Grandmaster™)	792,054	(2)	792,052	11.25	70,390
Pimco VIT Total Return (IQ Annuity™)	769,898	(2)	769,896	11.23	68,537
Pimco VIT Total Return (Pinnacle Plus™)	257,069	1	257,070	11.19	22,970
Non-Affiliated Investor Class:
Rydex VT All-Cap Opportunity Fund (Pinnacle Plus™)	6,763	1	6,764	8.08	837
Rydex VT All-Cap Opportunity Fund (Advantedge™)	45,923	—	45,923	8.31	5,524
Rydex VT All-Cap Opportunity Fund (AnnuiChoice II™)	26,564	—	26,564	8.38	3,168
Rydex VT All-Cap Opportunity Fund (AnnuiChoice™)	3,219	1	3,220	8.17	394
Rydex VT All-Cap Opportunity Fund (Grandmaster™)	1,822	—	1,822	8.12	224
Rydex VT All-Cap Opportunity Fund (IQ Annuity™)	219	1	220	8.11	27
Rydex VT Alternative Strategies Allocation (Advantedge™)	24,482	—	24,482	9.82	2,493
Rydex VT Alternative Strategies Allocation (Pinnacle Plus™)	663	—	663	9.81	68
Rydex VT Alternative Strategies Allocation (Annuichoice™)	98,192	272	98,464	9.89	9,931
Rydex VT Alternative Strategies Allocation (AnnuiChoice II™)	2,192	—	2,192	9.87	222
Rydex VT Managed Futures Strategies (Advantedge™)	70,474	—	70,474	8.98	7,849
Rydex VT Managed Futures Strategies (Annuichoice™)	364,849	—	364,849	9.04	40,362
Rydex VT Managed Futures Strategies (Pinnacle Plus™)	250,205	—	250,205	8.97	27,888
Rydex VT Managed Futures Strategies (Grandmaster™)	406,842	—	406,842	9.00	45,185
Rydex VT Managed Futures Strategies (Grandmaster flex3™)	9,915	—	9,915	8.98	1,104
Rydex VT Managed Futures Strategies (AnnuiChoice II™)	358,499	—	358,499	9.02	39,726
Rydex VT Multi-Hedge Strategies (Advantedge™)	91,301	—	91,301	7.98	11,442
Rydex VT Multi-Hedge Strategies (AnnuiChoice II™)	201,995	1	201,996	8.05	25,100
Rydex VT Multi-Hedge Strategies (AnnuiChoice™)	156,252	—	156,252	7.96	19,637
Rydex VT Multi-Hedge Strategies (Grandmaster flex3™)	20,104	1	20,105	7.88	2,550
Rydex VT Multi-Hedge Strategies (Grandmaster™)	51,844	—	51,844	7.91	6,554
Rydex VT Multi-Hedge Strategies (IQ Annuity™)	156,371	(1)	156,370	7.90	19,802
Rydex VT Multi-Hedge Strategies (Pinnacle Plus™)	29,132	—	29,132	7.87	3,703

See accompanying notes.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations

For the Year Ended December 31, 2009

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments				Net
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	increase (decrease) in net assets resulting from operations
Affiliated:
Touchstone Aggressive ETF (Advantedge ™)	$1,680	$901	$779	$(796)	$1,031	$(21,092)	$(10,745)	$10,347	$10,582	$11,361
Touchstone Aggressive ETF (AnnuiChoice ™)	7,257	3,210	4,047	(70,356)	4,456	(141,299)	(20,744)	120,555	54,655	58,702
Touchstone Aggressive ETF (GrandMaster flex3 ™)	10,209	7,420	2,789	(22,153)	6,257	(180,604)	(71,373)	109,231	93,335	96,124
Touchstone Aggressive ETF (Grandmaster ™)	222	166	56	(10,987)	136	(13,321)	(2,218)	11,103	252	308
Touchstone Aggressive ETF (IQ Annuity ™)	10,196	7,280	2,916	(140,624)	6,261	(210,177)	12,771	222,948	88,585	91,501
Touchstone Aggressive ETF (Pinnacle Plus ™)	1,565	967	598	(6,603)	961	(19,466)	(583)	18,883	13,241	13,839
Touchstone Aggressive ETF Fund (AnnuiChoice II ™) (April 24)*	12,068	4,101	7,967	694	7,410	—	95,707	95,707	103,811	111,778
Touchstone Baron Small Cap (Advantedge ™)	—	1,257	(1,257)	(12,125)	—	(14,129)	23,285	37,414	25,289	24,032
Touchstone Baron Small Cap (AnnuiChoice II ™)	—	1,024	(1,024)	(10,019)	—	(32,934)	4,558	37,492	27,473	26,449
Touchstone Baron Small Cap (AnnuiChoice ™)	—	874	(874)	(86,755)	—	(98,545)	11,541	110,086	23,331	22,457
Touchstone Baron Small Cap (GrandMaster flex3 ™)	—	7,615	(7,615)	(193,526)	—	(450,812)	(134,917)	315,895	122,369	114,754
Touchstone Baron Small Cap (Grandmaster ™)	—	2,258	(2,258)	(48,030)	—	(71,345)	11,574	82,919	34,889	32,631
Touchstone Baron Small Cap (IQ Annuity ™)	—	13,149	(13,149)	(113,336)	—	(668,893)	(298,076)	370,817	257,481	244,332
Touchstone Baron Small Cap (Pinnacle Plus ™)	—	7,816	(7,816)	(32,424)	—	(338,886)	(171,616)	167,270	134,846	127,030
Touchstone Conservative ETF (AnnuiChoice II ™) (April 24) *	17,092	3,648	13,444	2,286	5,214	—	29,953	29,953	37,453	50,897
Touchstone Conservative ETF (Advantedge ™)	897	265	632	13	271	(193)	580	773	1,057	1,689
Touchstone Conservative ETF (AnnuiChoice ™)	334	111	223	51	102	(576)	774	1,350	1,503	1,726
Touchstone Conservative ETF (GrandMaster flex3 ™)	56,071	22,607	33,464	(3,847)	17,109	(65,015)	65,850	130,865	144,127	177,591
Touchstone Conservative ETF (Grandmaster ™)	7,389	5,225	2,164	3,029	2,241	(6,914)	13,402	20,316	25,586	27,750
Touchstone Conservative ETF (IQ Annuity ™)	51,657	22,636	29,021	(115,286)	15,745	(216,529)	(2,386)	214,143	114,602	143,623
Touchstone Conservative ETF (Pinnacle Plus ™)	37,901	16,270	21,631	(15,923)	11,774	(46,587)	47,289	93,876	89,727	111,358
Touchstone Core Bond (AnnuiChoice II ™)	5,940	1,570	4,370	(4,542)	—	(14,508)	2,712	17,220	12,678	17,048
Touchstone Core Bond (AnnuiChoice ™)	11,007	2,525	8,482	2,402	—	(7,540)	14,295	21,835	24,237	32,719
Touchstone Core Bond (GrandMaster flex3 ™)	12,486	5,427	7,059	(3,086)	—	(34,052)	3,607	37,659	34,573	41,632
Touchstone Core Bond (Grandmaster ™)	28,046	6,475	21,571	2,372	—	(481)	40,949	41,430	43,802	65,373
Touchstone Core Bond (IQ Annuity ™)	8,046	2,176	5,870	(1,777)	—	(11,466)	3,484	14,950	13,173	19,043
Touchstone Core Bond (Pinnacle Plus ™)	24,759	9,134	15,625	(7,321)	—	(47,235)	11,118	58,353	51,032	66,657
Touchstone Enhanced ETF (Advantedge ™)	3,115	1,175	1,940	(2,833)	—	(39,489)	(22,927)	16,562	13,729	15,669
Touchstone Enhanced ETF (AnnuiChoice ™)	50,129	14,662	35,467	(80,733)	—	(704,567)	(345,676)	358,891	278,158	313,625
Touchstone Enhanced ETF (GrandMaster flex3 ™)	33,529	18,670	14,859	(351,224)	—	(750,019)	(177,653)	572,366	221,142	236,001
Touchstone Enhanced ETF (Grandmaster ™)	20,412	10,248	10,164	(308,368)	—	(608,565)	(176,183)	432,382	124,014	134,178
Touchstone Enhanced ETF (IQ Annuity ™)	15,369	9,422	5,947	(244,007)	—	(509,862)	(146,777)	363,085	119,078	125,025
Touchstone Enhanced ETF (Pinnacle Plus ™)	14,160	6,635	7,525	(99,150)	—	(201,085)	(14,612)	186,473	87,323	94,848
Touchstone Enhanced ETF Fund (AnnuiChoice II ™) (April 24) *	3,992	934	3,058	212	—	—	21,602	21,602	21,814	24,872
Touchstone GMAB Aggressive ETF Fund (AnnuiChoice II ™) (April 24) *	5,457	2,861	2,596	427	3,351	—	43,937	43,937	47,715	50,311
Touchstone High Yield - TVST (AnnuiChoice II ™) (May 29) *	398	31	367	11	—	—	381	381	392	759
Touchstone High Yield (AnnuiChoice ™)	6,021	1,103	4,918	(34,834)	—	(41,150)	24,723	65,873	31,039	35,957
Touchstone High Yield (GrandMaster flex3 ™)	26,268	6,664	19,604	(35,068)	—	(162,455)	13,254	175,709	140,641	160,245
Touchstone High Yield (Grandmaster ™)	4,876	1,208	3,668	(50,097)	—	(54,045)	19,079	73,124	23,027	26,695
Touchstone High Yield (IQ Annuity ™)	21,426	4,224	17,202	(10,766)	—	(85,075)	20,457	105,532	94,766	111,968
Touchstone High Yield (Pinnacle Plus ™)	51,361	10,589	40,772	(120,294)	—	(266,959)	13,341	280,300	160,006	200,778
Touchstone Large Cap Core Equity (Advantedge ™)	231	141	90	(232)	—	(3,740)	(1,789)	1,951	1,719	1,809
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	159	108	51	(4,397)	—	(4,259)	1,420	5,679	1,282	1,333
Touchstone Large Cap Core Equity (AnnuiChoice ™)	1,610	1,430	180	(30,030)	—	(79,695)	(22,387)	57,308	27,278	27,458
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	2,433	2,849	(416)	(13,140)	—	(86,067)	(35,650)	50,417	37,277	36,861
Touchstone Large Cap Core Equity (Grandmaster ™)	8,868	6,172	2,696	66,093	—	(10,134)	59,870	70,004	136,097	138,793

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments				Net
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	increase (decrease) in net assets resulting from operations
Affiliated (continued):
Touchstone Large Cap Core Equity (IQ Annuity ™)	$4,533	$5,306	$(773)	$(51,609)	$—	$(202,004)	$(82,065)	$119,939	$68,330	$67,557
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	4,513	6,034	(1,521)	(82,532)	—	(210,516)	(67,353)	143,163	60,631	59,110
Touchstone Mid Cap Growth (Advantedge ™) (April 17) *	39	349	(310)	80	—	—	7,928	7,928	8,008	7,698
Touchstone Mid Cap Growth (AnnuiChoice II ™)	41	451	(410)	(6,445)	—	(29,595)	(9,792)	19,803	13,358	12,948
Touchstone Mid Cap Growth (AnnuiChoice ™)	182	1,865	(1,683)	(21,901)	—	(169,424)	(83,579)	85,845	63,944	62,261
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	241	3,747	(3,506)	(21,915)	—	(240,743)	(137,479)	103,264	81,349	77,843
Touchstone Mid Cap Growth (Grandmaster ™)	166	2,096	(1,930)	(32,283)	—	(148,762)	(66,388)	82,374	50,091	48,161
Touchstone Mid Cap Growth (IQ Annuity ™)	199	2,957	(2,758)	(106,550)	—	(224,610)	(55,491)	169,119	62,569	59,811
Touchstone Mid Cap Growth (Pinnacle Plus ™)	585	9,771	(9,186)	(79,575)	—	(584,754)	(308,662)	276,092	196,517	187,331
Touchstone Moderate ETF (Advantedge ™)	2,945	1,070	1,875	(304)	—	(4,088)	6,471	10,559	10,255	12,130
Touchstone Moderate ETF (AnnuiChoice ™)	16,323	4,401	11,922	(20,180)	—	(52,440)	44,853	97,293	77,113	89,035
Touchstone Moderate ETF (GrandMaster flex3 ™)	56,000	26,217	29,783	(19,420)	—	(277,834)	(15,070)	262,764	243,344	273,127
Touchstone Moderate ETF (Grandmaster ™)	5,143	2,104	3,039	(11,222)	—	(28,102)	3,068	31,170	19,948	22,987
Touchstone Moderate ETF (IQ Annuity ™)	74,341	41,658	32,683	(314,549)	—	(723,149)	(55,360)	667,789	353,240	385,923
Touchstone Moderate ETF (Pinnacle Plus ™)	82,896	35,053	47,843	(17,857)	—	(234,938)	144,258	379,196	361,339	409,182
Touchstone Moderate ETF Fund (AnnuiChoice II ™)	18,774	3,962	14,812	2,966	—	—	66,120	66,120	69,086	83,898
Touchstone Money Market (IQ3 ™) (April 24) *	17,352	41,452	(24,100)	—	—	—	—	—	—	(24,100)
Touchstone Money Market (GrandMaster flex3 ™)	7,182	20,841	(13,659)	—	—	—	—	—	—	(13,659)
Touchstone Money Market (AnnuiChoice II ™) (April 24) *	1,077	2,433	(1,356)	—	—	—	—	—	—	(1,356)
Touchstone Money Market (Advantedge ™) (May 7) *	583	1,940	(1,357)	—	—	—	—	—	—	(1,357)
Touchstone Money Market (Pinnacle Plus ™) (April 24) *	6,483	19,623	(13,140)	—	—	—	—	—	—	(13,140)
Touchstone Money Market (AnnuiChoice ™)	7,783	12,466	(4,683)	—	—	—	—	—	—	(4,683)
Touchstone Money Market (Grandmaster ™)	67,063	94,250	(27,187)	—	—	—	—	—	—	(27,187)
Touchstone Third Avenue Value (Advantedge ™)	4,552	2,451	2,101	(23,081)	15,713	(65,104)	(16,350)	48,754	41,386	43,487
Touchstone Third Avenue Value (AnnuiChoice II ™)	10,831	5,946	4,885	(118,566)	37,404	(330,365)	(112,595)	217,770	136,608	141,493
Touchstone Third Avenue Value (AnnuiChoice ™)	23,657	11,999	11,658	(461,095)	81,747	(1,067,341)	(374,192)	693,149	313,801	325,459
Touchstone Third Avenue Value (GrandMaster flex3 ™)	23,043	17,749	5,294	(439,023)	79,534	(1,272,276)	(645,565)	626,711	267,222	272,516
Touchstone Third Avenue Value (Grandmaster ™)	41,751	27,933	13,818	(869,923)	143,211	(2,291,964)	(1,083,617)	1,208,347	481,635	495,453
Touchstone Third Avenue Value (IQ Annuity ™)	37,072	26,357	10,715	(352,807)	126,972	(1,645,061)	(973,260)	671,801	445,966	456,681
Touchstone Third Avenue Value (Pinnacle Plus ™)	33,282	26,702	6,580	(529,980)	114,857	(1,644,757)	(848,657)	796,100	380,977	387,557
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	197,538	118,528	79,010	(1,097,341)	—	(5,970,358)	(2,866,951)	3,103,407	2,006,066	2,085,076
Fidelity VIP Growth (Grandmaster ™)	23,363	60,091	(36,728)	(167,872)	—	(921,225)	327,325	1,248,550	1,080,678	1,043,950
Fidelity VIP High Income (Grandmaster ™)	271,924	45,194	226,730	(278,217)	—	(1,243,722)	(42,205)	1,201,517	923,300	1,150,030
Fidelity VIP II Asset Manager (Grandmaster ™)	114,463	61,446	53,017	(130,122)	—	(1,627,512)	(443,278)	1,184,234	1,054,112	1,107,129
Fidelity VIP II Contrafund (Grandmaster ™)	158,235	151,564	6,671	(519,095)	—	(7,462,764)	(3,788,636)	3,674,128	3,155,033	3,161,704
Fidelity VIP II Index 500 (Grandmaster ™)	86,304	46,187	40,117	(44,818)	76,944	(573,706)	106,099	679,805	711,931	752,048
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	13,512	1,491	12,021	(288)	—	(6,532)	1,932	8,464	8,176	20,197

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments				Net
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	increase (decrease) in net assets resulting from operations
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	$170,905	$25,121	$145,784	$(34,865)	$—	$(133,274)	$455	$133,729	$98,864	$244,648
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3 ™)	19,735	3,462	16,273	105	—	(11,113)	1,667	12,780	12,885	29,158
Fidelity VIP II Investment Grade Bond (IQ3 ™)	12,818	2,066	10,752	(141)	—	(6,950)	1,055	8,005	7,864	18,616
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	25,670	4,722	20,948	(1,710)	—	(15,093)	2,170	17,263	15,553	36,501
Fidelity VIP III Balanced (Grandmaster ™)	19,782	12,628	7,154	(63,988)	—	(452,150)	(105,533)	346,617	282,629	289,783
Fidelity VIP III Growth & Income (Grandmaster ™)	12,254	15,596	(3,342)	(219,732)	—	(805,858)	(340,898)	464,960	245,228	241,886
Fidelity VIP III Growth Opportunities (Grandmaster ™)	2,330	6,521	(4,191)	(18,747)	—	(54,445)	145,325	199,770	181,023	176,832
Fidelity VIP Overseas (AnnuiChoice ™)	451	400	51	(76,144)	—	(69,266)	3,653	72,919	(3,225)	(3,174)
Fidelity VIP Overseas (AnnuiChoice II ™)	179	81	98	(85)	—	(6,046)	(4,403)	1,643	1,558	1,656
Fidelity VIP Overseas (Grandmaster ™)	49,000	26,822	22,178	(187,159)	—	(1,529,814)	(955,263)	574,551	387,392	409,570
Fidelity VIP Overseas (GrandmasterFlex3 ™)	2,407	1,516	891	(6,065)	—	(32,886)	(4,797)	28,089	22,024	22,915
Fidelity VIP Overseas (IQ3 ™)	497	377	120	(32,414)	—	(42,180)	(6,938)	35,242	2,828	2,948
Fidelity VIP Overseas (Pinnacle Plus ™)	3,188	2,225	963	(34,659)	—	(125,559)	(62,294)	63,265	28,606	29,569
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster ™)	19,810	24,316	(4,506)	(344,605)	—	(1,912,577)	(995,077)	917,500	572,895	568,389
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Advantedge ™)	1,082	606	476	(1,550)	—	(5,662)	4,450	10,112	8,562	9,038
Fidelity VIP Asset Manager (AnnuiChoice II ™)	2,878	863	2,015	(890)	—	(20,152)	(2,295)	17,857	16,967	18,982
Fidelity VIP Asset Manager (AnnuiChoice ™)	2,937	1,166	1,771	(3,548)	—	(48,259)	(18,157)	30,102	26,554	28,325
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	1,072	724	348	(2,533)	—	(20,622)	(7,654)	12,968	10,435	10,783
Fidelity VIP Asset Manager (IQ3 ™)	5,972	3,925	2,047	(44,685)	—	(130,571)	(22,120)	108,451	63,766	65,813
Fidelity VIP Asset Manager (Pinnacle Plus ™)	3,541	2,544	997	(15,096)	—	(74,975)	(26,441)	48,534	33,438	34,435
Fidelity VIP Balanced (Advantedge ™)	434	295	139	(2,346)	—	(5,649)	2,372	8,021	5,675	5,814
Fidelity VIP Balanced (AnnuiChoice II ™)	749	299	450	(9,230)	—	(8,529)	7,693	16,222	6,992	7,442
Fidelity VIP Balanced (AnnuiChoice ™)	3,650	1,687	1,963	(3,514)	—	(68,733)	(13,742)	54,991	51,477	53,440
Fidelity VIP Balanced (GrandMaster flex3 ™)	5,243	4,000	1,243	(14,642)	—	(126,329)	(33,809)	92,520	77,878	79,121
Fidelity VIP Balanced (GrandMaster ™)	3,320	2,201	1,119	(27,993)	—	(100,964)	(25,820)	75,144	47,151	48,270
Fidelity VIP Balanced (IQ3 ™)	3,617	2,311	1,306	(17,662)	—	(93,402)	(29,894)	63,508	45,846	47,152
Fidelity VIP Balanced (Pinnacle Plus ™)	13,181	8,546	4,635	(24,237)	—	(182,958)	(9,844)	173,114	148,877	153,512
Fidelity VIP Contrafund (Advantedge ™)	6,332	5,718	614	(19,614)	—	(93,102)	39,544	132,646	113,032	113,646
Fidelity VIP Contrafund (AnnuiChoice II ™)	7,841	7,095	746	(56,066)	—	(263,377)	(13,113)	250,264	194,198	194,944
Fidelity VIP Contrafund (AnnuiChoice ™)	14,975	13,222	1,753	(472,831)	—	(1,253,414)	(402,921)	850,493	377,662	379,415
Fidelity VIP Contrafund (GrandMaster flex3 ™)	14,878	20,401	(5,523)	(319,711)	—	(1,241,259)	(536,672)	704,587	384,876	379,353
Fidelity VIP Contrafund (IQ3 ™)	16,835	20,935	(4,100)	(454,558)	—	(1,378,560)	(523,615)	854,945	400,387	396,287
Fidelity VIP Contrafund (Pinnacle Plus ™)	23,712	32,919	(9,207)	(305,113)	—	(1,878,121)	(1,001,950)	876,171	571,058	561,851
Fidelity VIP Contrafund Standard (IQ Advisor ™)	56	27	29	(21)	—	(3,933)	(2,544)	1,389	1,368	1,397
Fidelity VIP Disclipined Small Cap (AnnuiChoice ™)	67	302	(235)	(1,680)	—	(20,185)	(12,095)	8,090	6,410	6,175
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3 ™)	13	336	(323)	(11,340)	—	(16,615)	(1,779)	14,836	3,496	3,173

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments				Net
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Disclipined Small Cap (Grandmaster ™)	$30	$180	$(150)	$(1,950)	$—	$(9,689)	$(5,294)	$4,395	$2,445	$2,295
Fidelity VIP Disclipined Small Cap (IQ ™)	99	609	(510)	(769)	—	(24,861)	(15,430)	9,431	8,662	8,152
Fidelity VIP Disclipined Small Cap (Pinnacle Plus ™)	72	513	(441)	(5,324)	—	(20,306)	(9,453)	10,853	5,529	5,088
Fidelity VIP Disciplined Small Cap (Advantedge ™) (Feb 19) *	24	120	(96)	73	—	—	2,853	2,853	2,926	2,830
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)	—	119	(119)	(33,908)	—	(34,888)	24	34,912	1,004	885
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)	5	441	(436)	(370)	—	(17,759)	(8,283)	9,476	9,106	8,670
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)	1	34	(33)	8	—	—	1,278	1,278	1,286	1,253
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)	8	705	(697)	(514)	—	(31,834)	(15,735)	16,099	15,585	14,888
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)	20	2,096	(2,076)	(20,852)	—	(112,010)	(52,139)	59,871	39,019	36,943
Fidelity VIP Equity-Income (Advantedge ™)	886	457	429	(1,714)	—	(3,434)	7,872	11,306	9,592	10,021
Fidelity VIP Equity-Income (AnnuiChoice II ™)	4,592	2,084	2,508	(51,814)	—	(77,171)	29,667	106,838	55,024	57,532
Fidelity VIP Equity-Income (AnnuiChoice ™)	7,521	3,611	3,910	(84,164)	—	(341,483)	(173,786)	167,697	83,533	87,443
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	3,161	2,480	681	(36,016)	—	(148,381)	(76,545)	71,836	35,820	36,501
Fidelity VIP Equity-Income (IQ3 ™)	7,024	4,943	2,081	(197,374)	—	(171,002)	84,923	255,925	58,551	60,632
Fidelity VIP Equity-Income (Pinnacle Plus ™)	18,737	15,201	3,536	(120,490)	—	(800,287)	(458,365)	341,922	221,432	224,968
Fidelity VIP Freedom 2010 (Advantedge ™)	2,061	126	1,935	(1)	—	—	(1,304)	(1,304)	(1,305)	630
Fidelity VIP Freedom 2010 (GrandmasterFlex3 ™)	478	593	(115)	(11,667)	275	(19,049)	1,197	20,246	8,854	8,739
Fidelity VIP Freedom 2010 (Grandmaster ™)	2,294	941	1,353	(16,813)	349	(30,354)	(614)	29,740	13,276	14,629
Fidelity VIP Freedom 2010 (IQ3 ™)	6,642	2,207	4,435	(112,217)	1,655	(101,065)	4,377	105,442	(5,120)	(685)
Fidelity VIP Freedom 2015 (Advantedge ™)	3,929	502	3,427	21	—	—	1,614	1,614	1,635	5,062
Fidelity VIP Freedom 2015 (AnnuiChoiceII ™)	447	115	332	(281)	45	(4,495)	(2,439)	2,056	1,820	2,152
Fidelity VIP Freedom 2015 (GrandmasterFlex3 ™)	225	78	147	(21)	23	(1,423)	(507)	916	918	1,065
Fidelity VIP Freedom 2015 (IQ3 ™)	20,143	5,655	14,488	(206,319)	2,807	(214,724)	15,043	229,767	26,255	40,743
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)	7,742	2,973	4,769	(17,812)	921	(71,283)	(26,090)	45,193	28,302	33,071
Fidelity VIP Freedom 2020 (Advantedge ™)	332	31	301	—	—	—	(198)	(198)	(198)	103
Fidelity VIP Freedom 2020 (AnnuiChoiceII ™)	988	282	706	(163)	116	(14,420)	(9,043)	5,377	5,330	6,036
Fidelity VIP Freedom 2020 (IQ3 ™)	4,798	864	3,934	55	—	—	9,503	9,503	9,558	13,492
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	551	230	321	(380)	65	(8,284)	(5,000)	3,284	2,969	3,290
Fidelity VIP Freedom 2025 (Advantedge ™)	314	31	283	—	—	—	(160)	(160)	(160)	123
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)	52	34	18	(27)	18	(1,345)	(827)	518	509	527
Fidelity VIP Growth & Income (AnnuiChoice II ™)	448	681	(233)	(10,551)	—	(18,252)	10,693	28,945	18,394	18,161
Fidelity VIP Growth & Income (AnnuiChoice ™)	865	1,058	(193)	(16,533)	—	(79,517)	(39,205)	40,312	23,779	23,586
Fidelity VIP Growth & Income (GrandMaster flex3 ™)	763	1,253	(490)	(7,899)	—	(60,377)	(33,233)	27,144	19,245	18,755
Fidelity VIP Growth & Income (IQ3 ™)	518	886	(368)	(3,407)	—	(40,213)	(22,538)	17,675	14,268	13,900
Fidelity VIP Growth & Income (Pinnacle Plus ™)	1,122	1,788	(666)	(29,454)	—	(69,711)	(10,887)	58,824	29,370	28,704
Fidelity VIP Growth & Income (Advantedge ™) (Nov 23) *	193	35	158	—	—	—	328	328	328	486
Fidelity VIP Growth (Advantedge ™)	52	293	(241)	(6,873)	—	(12,678)	(1,261)	11,417	4,544	4,303
Fidelity VIP Growth (AnnuiChoice II ™)	370	1,282	(912)	(48,900)	—	(51,622)	24,248	75,870	26,970	26,058

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments				Net
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (AnnuiChoice ™)	$260	$968	$(708)	$(24,785)	$—	$(68,025)	$(22,132)	$45,893	$21,108	$20,400
Fidelity VIP Growth (GrandMaster flex3 ™)	306	1,751	(1,445)	(11,601)	—	(76,519)	(38,022)	38,497	26,896	25,451
Fidelity VIP Growth (GrandMaster ™)	777	3,697	(2,920)	(81,720)	—	(212,195)	(63,756)	148,439	66,719	63,799
Fidelity VIP Growth (IQ3 ™)	331	1,781	(1,450)	(94,687)	—	(129,902)	(14,002)	115,900	21,213	19,763
Fidelity VIP Growth (Pinnacle Plus ™)	543	2,742	(2,199)	(53,593)	—	(154,338)	(68,970)	85,368	31,775	29,576
Fidelity VIP Growth Opportunities (Advantedge ™)	141	554	(413)	(1,152)	—	(6,044)	8,402	14,446	13,294	12,881
Fidelity VIP Growth Opportunities (AnnuiChoice II ™)	11	37	(26)	(49)	—	(961)	361	1,322	1,273	1,247
Fidelity VIP Growth Opportunities (AnnuiChoice ™)	42	176	(134)	(1,170)	—	(11,489)	(3,751)	7,738	6,568	6,434
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)	87	652	(565)	(6,460)	—	(39,245)	(17,021)	22,224	15,764	15,199
Fidelity VIP Growth Opportunities (IQ3 ™)	126	777	(651)	(2,195)	—	(51,312)	(28,753)	22,559	20,364	19,713
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)	810	2,906	(2,096)	(39,161)	—	(55,457)	44,999	100,456	61,295	59,199
Fidelity VIP High Income (AnnuiChoice II ™)	3,559	594	2,965	(7,267)	—	(15,688)	7,411	23,099	15,832	18,797
Fidelity VIP High Income (AnnuiChoice ™)	35,437	4,648	30,789	(17,718)	—	(114,923)	32,023	146,946	129,228	160,017
Fidelity VIP High Income (GrandMaster flex3 ™)	103,286	19,535	83,751	19,987	—	(61,224)	294,803	356,027	376,014	459,765
Fidelity VIP High Income (IQ3 ™)	483,579	71,213	412,366	22,059	—	(227,495)	1,002,984	1,230,479	1,252,538	1,664,904
Fidelity VIP High Income (Pinnacle Plus ™)	12,767	2,760	10,007	(30,179)	—	(76,688)	(2,735)	73,953	43,774	53,781
Fidelity VIP High Income (Advantedge ™) (May 26) *	19,421	2,016	17,405	10,565	—	—	5,927	5,927	16,492	33,897
Fidelity VIP II Index 500 (Advantedge ™)	4,528	2,617	1,911	2,619	683	(15,122)	46,279	61,401	64,703	66,614
Fidelity VIP II Index 500 (AnnuiChoice II ™)	4,713	2,090	2,623	(35,980)	2,905	(35,639)	48,837	84,476	51,401	54,024
Fidelity VIP II Index 500 (AnnuiChoice ™)	10,232	4,466	5,766	(98,865)	10,500	(325,929)	(149,142)	176,787	88,422	94,188
Fidelity VIP II Index 500 (GrandmasterFlex3 ™)	11,816	7,988	3,828	(73,978)	11,893	(347,580)	(179,713)	167,867	105,782	109,610
Fidelity VIP II Index 500 (Grandmaster ™)	28,664	19,567	9,097	(483,436)	31,192	(885,324)	(99,045)	786,279	334,035	343,132
Fidelity VIP II Index 500 (IQ3 ™)	10,645	6,747	3,898	(45,941)	10,371	(299,647)	(165,628)	134,019	98,449	102,347
Fidelity VIP II Index 500 (Pinnacle Plus ™)	27,505	19,646	7,859	(129,593)	26,806	(767,988)	(413,458)	354,530	251,743	259,602
Fidelity VIP Investment Grade Bond (Advantedge ™)	2,759	687	2,072	2,125	—	(691)	138	829	2,954	5,026
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	12,022	1,661	10,361	(167)	—	(4,118)	3,984	8,102	7,935	18,296
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	105,972	9,196	96,776	(48,144)	—	(49,663)	10,691	60,354	12,210	108,986
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	73,640	12,329	61,311	(12,918)	—	(33,283)	20,574	53,857	40,939	102,250
Fidelity VIP Investment Grade Bond (GrandMaster ™)	37,981	5,846	32,135	(2,922)	—	(6,310)	17,219	23,529	20,607	52,742
Fidelity VIP Investment Grade Bond (IQ3 ™)	57,444	9,341	48,103	(12,709)	—	(32,320)	14,447	46,767	34,058	82,161
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	46,498	8,927	37,571	215	—	(17,011)	7,914	24,925	25,140	62,711
Fidelity VIP Mid Cap (AnnuiChoice II ™)	1,395	1,366	29	(28,204)	—	(40,197)	31,274	71,471	43,267	43,296
Fidelity VIP Mid Cap (AnnuiChoice ™)	3,497	4,284	(787)	(138,566)	—	(357,132)	(77,505)	279,627	141,061	140,274
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	6,903	11,454	(4,551)	(107,028)	—	(481,403)	(136,680)	344,723	237,695	233,144
Fidelity VIP Mid Cap (Grandmaster ™)	6,067	7,020	(953)	(289,992)	—	(222,852)	155,827	378,679	88,687	87,734
Fidelity VIP Mid Cap (IQ Annuity ™)	8,693	13,068	(4,375)	(142,196)	—	(660,311)	(237,535)	422,776	280,580	276,205
Fidelity VIP Mid Cap (Pinnacle Plus ™)	14,989	22,533	(7,544)	(78,155)	—	(818,802)	(310,784)	508,018	429,863	422,319
Fidelity VIP Mid Cap (Advantedge ™) (March 18) *	1,128	547	581	1,433	—	—	7,636	7,636	9,069	9,650

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments				Net
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	increase (decrease) in net assets resulting from operations
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (Advantedge ™)	$2,129	$1,050	$1,079	$(5,124)	$—	$(19,197)	$1,252	$20,449	$15,325	$16,404
Fidelity VIP Overseas (AnnuiChoice II ™)	3,133	1,475	1,658	(69,793)	—	(68,807)	28,729	97,536	27,743	29,401
Fidelity VIP Overseas (AnnuiChoice ™)	8,150	3,709	4,441	(109,604)	—	(321,958)	(140,598)	181,360	71,756	76,197
Fidelity VIP Overseas (GrandMaster flex3 ™)	6,105	4,711	1,394	(85,737)	—	(215,188)	(65,097)	150,091	64,354	65,748
Fidelity VIP Overseas (GrandMaster ™)	4,263	3,624	639	(363,992)	—	(399,258)	(21,161)	378,097	14,105	14,744
Fidelity VIP Overseas (IQ3 ™)	10,822	7,166	3,656	(123,799)	—	(353,224)	(120,622)	232,602	108,803	112,459
Fidelity VIP Overseas (Pinnacle Plus ™)	10,167	8,098	2,069	(362,441)	—	(509,462)	(82,112)	427,350	64,909	66,978
Fidelity VIP Value Stratagies (AnnuiChoice ™)	46	45	1	8	—	—	2,020	2,020	2,028	2,029
Fidelity VIP Value Strategies (GrandMaster ™) (July 14) *	291	687	(396)	3,863	—	—	24,517	24,517	28,380	27,984
Fidelity VIP Value Strategies (GrandMaster flex3 ™) (Dec 14) *	17	5	12	—	—	—	74	74	74	86
Fidelity VIP Value Strategies (AnnuiChoice II ™) (Aug 24) *	22	26	(4)	2	—	—	561	561	563	559
Fidelity VIP Value Strategies (Pinnacle Plus ™) (April 24) *	949	1,445	(496)	3,308	—	—	9,958	9,958	13,266	12,770
Non-Affiliated Class 1:
JPMorgan IT Mid Cap (IQ3 ™) (April 24) *	—	345	(345)	57	—	—	8,962	8,962	9,019	8,674
JPMorgan IT Mid Cap (Grandmaster ™) (April 24) *	—	524	(524)	216	—	—	14,484	14,484	14,700	14,176
JPMorgan IT Mid Cap (GrandMaster flex3 ™) (April 24) *	—	925	(925)	2,023	—	—	20,793	20,793	22,816	21,891
JPMorgan IT Mid Cap (Pinnacle Plus ™) (April 24) *	—	5,415	(5,415)	2,149	—	—	120,491	120,491	122,640	117,225
JPMorgan IT Mid Cap (AnnuiChoice ™) (April 24) *	—	1,067	(1,067)	1,205	—	—	39,498	39,498	40,703	39,636
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	2,728	330	2,398	(575)	—	(5,709)	1,051	6,760	6,185	8,583
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	1,823	358	1,465	(6,968)	—	(10,675)	268	10,943	3,975	5,440
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	893	165	728	(1,344)	—	(3,653)	(209)	3,444	2,100	2,828
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	179	63	116	(649)	—	(8,563)	(6,529)	2,034	1,385	1,501
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	1,337	397	940	(4,293)	—	(22,502)	(8,752)	13,750	9,457	10,397
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	3,900	1,877	2,023	(84,181)	—	(217,979)	(108,161)	109,818	25,637	27,660
Van Kampen UIF U.S. Real Estate (IQ3 ™)	1,945	873	1,072	(2,673)	—	(92,847)	(75,030)	17,817	15,144	16,216
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	9,968	3,801	6,167	(114,872)	12,298	(156,170)	7,232	163,402	60,828	66,995
Franklin Growth and Income Securities (Advantedge ™)	1,191	399	792	(1,186)	—	(10,593)	(4,366)	6,227	5,041	5,833
Franklin Growth and Income Securities (AnnuiChoice II ™)	2,134	483	1,651	(1,661)	—	(16,753)	(4,293)	12,460	10,799	12,450
Franklin Growth and Income Securities (AnnuiChoice ™)	19,442	4,126	15,316	(91,931)	—	(389,063)	(220,174)	168,889	76,958	92,274
Franklin Growth and Income Securities (GrandMaster flex3 ™)	12,377	3,972	8,405	(42,904)	—	(222,274)	(131,739)	90,535	47,631	56,036
Franklin Growth and Income Securities (Grandmaster ™)	24,892	7,811	17,081	(440,905)	—	(479,887)	60,142	540,029	99,124	116,205
Franklin Growth and Income Securities (IQ Annuity ™)	37,090	11,252	25,838	(184,014)	—	(712,437)	(385,993)	326,444	142,430	168,268
Franklin Growth and Income Securities (Pinnacle Plus ™)	38,258	13,343	24,915	(147,894)	—	(774,662)	(476,929)	297,733	149,839	174,754
Franklin Income Securities (Advantedge ™)	3,568	846	2,722	(1,203)	—	(9,554)	5,431	14,985	13,782	16,504
Franklin Income Securities (AnnuiChoice II ™)	12,832	1,922	10,910	(18,410)	—	(52,938)	3,430	56,368	37,958	48,868
Franklin Income Securities (AnnuiChoice ™)	30,986	3,861	27,125	(16,788)	—	(165,871)	(61,129)	104,742	87,954	115,079
Franklin Income Securities (GrandMaster flex3 ™)	152,418	30,140	122,278	(205,116)	—	(881,918)	(272,124)	609,794	404,678	526,956

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments				Net
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Franklin Income Securities (Grandmaster ™)	$107,314	$20,089	$87,225	$(676,295)	$—	$(812,649)	$110,507	$923,156	$246,861	$334,086
Franklin Income Securities (IQ Annuity ™)	85,208	15,272	69,936	(181,510)	—	(544,605)	(141,632)	402,973	221,463	291,399
Franklin Income Securities (Pinnacle Plus ™)	118,418	25,108	93,310	(122,492)	—	(694,072)	(249,997)	444,075	321,583	414,893
Franklin Large Cap Growth Securities (Advantedge ™)	206	471	(265)	565	—	365	7,481	7,116	7,681	7,416
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	1,019	870	149	(693)	—	(34,639)	(14,575)	20,064	19,371	19,520
Franklin Large Cap Growth Securities (AnnuiChoice ™)	510	443	67	(895)	—	(19,895)	(8,000)	11,895	11,000	11,067
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	1,007	1,183	(176)	(32,767)	—	(55,619)	(5,520)	50,099	17,332	17,156
Franklin Large Cap Growth Securities (Grandmaster ™)	718	714	4	(3,776)	—	(31,379)	(14,381)	16,998	13,222	13,226
Franklin Large Cap Growth Securities (IQ Annuity ™)	2,658	2,883	(225)	(16,030)	—	(118,696)	(53,064)	65,632	49,602	49,377
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	2,689	3,361	(672)	(20,681)	—	(112,443)	(40,174)	72,269	51,588	50,916
Franklin Mutual Shares Securities (Advantedge ™)	5,089	3,580	1,509	(4,118)	—	(44,286)	11,195	55,481	51,363	52,872
Franklin Mutual Shares Securities (AnnuiChoice II ™)	1,886	1,093	793	(11,271)	—	(56,200)	(25,170)	31,030	19,759	20,552
Franklin Mutual Shares Securities (AnnuiChoice ™)	8,621	4,453	4,168	(121,467)	—	(287,085)	(68,615)	218,470	97,003	101,171
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	20,571	17,199	3,372	(157,922)	—	(728,647)	(357,380)	371,267	213,345	216,717
Franklin Mutual Shares Securities (IQ Annuity ™)	5,428	3,868	1,560	(64,329)	—	(181,969)	(63,901)	118,068	53,739	55,299
Franklin Mutual Shares Securities (Pinnacle Plus ™)	19,356	16,931	2,425	(81,338)	—	(683,027)	(386,825)	296,202	214,864	217,289
Franklin Mutual Shares Securities Standard (IQ Advisor ™)	177	54	123	(24)	—	(4,517)	(2,482)	2,035	2,011	2,134
Franklin Mutual Shares Securities(Grandmaster ™)	27,924	20,431	7,493	(569,404)	—	(904,955)	(68,949)	836,006	266,602	274,095
Franklin Small Cap Value Securities (Advantedge ™) (May 26) *	341	425	(84)	518	941	—	4,088	4,088	5,547	5,463
Franklin Small Cap Value Securities (AnnuiChoice II ™) (June 24) *	—	3	(3)	—	—	—	110	110	110	107
Franklin Small Cap Value Securities (AnnuiChoice ™)	1,703	954	749	(23,649)	4,691	(40,713)	3,307	44,020	25,062	25,811
Franklin Small Cap Value Securities (GrandmasterFlex3 ™)	775	737	38	(650)	2,134	(31,003)	(20,602)	10,401	11,885	11,923
Franklin Small Cap Value Securities (Grandmaster ™)	11,905	10,069	1,836	(333,825)	32,785	(393,705)	98,093	491,798	190,758	192,594
Franklin Small Cap Value Securities (IQ3 ™)	366	330	36	(479)	1,008	(147)	5,914	6,061	6,590	6,626
Franklin Small Cap Value Securities (Pinnacle Plus ™)	3,553	4,117	(564)	(151,217)	9,783	(220,661)	(67,913)	152,748	11,314	10,750
Templeton Foreign Securities Fund (AnnuiChoice II ™)	856	434	422	(612)	1,057	(10,937)	(1,490)	9,447	9,892	10,314
Templeton Foreign Securities Fund (AnnuiChoice II ™)	4,469	1,467	3,002	(28,461)	5,514	(63,214)	4,636	67,850	44,903	47,905
Templeton Foreign Securities Fund (Advantedge ™)	1,179	696	483	(2,150)	1,453	(7,834)	5,247	13,081	12,384	12,867
Templeton Foreign Securities Fund (GrandMaster flex3 ™)	13,633	6,102	7,531	(38,514)	16,819	(247,150)	(114,241)	132,909	111,214	118,745
Templeton Foreign Securities Fund (Grandmaster ™)	5,955	3,565	2,390	(44,895)	7,346	(95,722)	33,945	129,667	92,118	94,508
Templeton Foreign Securities Fund (Pinnacle Plus ™)	17,698	10,262	7,436	(52,016)	21,834	(357,272)	(163,720)	193,552	163,370	170,806
Templeton Growth Securities (Advantedge ™)	914	505	409	(2,356)	—	(15,445)	(4,523)	10,922	8,566	8,975
Templeton Growth Securities (AnnuiChoice II ™)	700	275	425	(10,119)	—	(18,753)	(4,263)	14,490	4,371	4,796
Templeton Growth Securities (AnnuiChoice ™)	1,456	431	1,025	(29,160)	—	(50,488)	(10,495)	39,993	10,833	11,858
Templeton Growth Securities (GrandMaster flex3 ™)	24,607	12,199	12,408	(112,593)	—	(624,415)	(323,880)	300,535	187,942	200,350
Templeton Growth Securities (Grandmaster ™)	7,209	3,159	4,050	(45,902)	—	(88,240)	6,906	95,146	49,244	53,294
Templeton Growth Securities (IQ Annuity ™)	21,504	9,973	11,531	(48,716)	—	(259,157)	(40,438)	218,719	170,003	181,534
Templeton Growth Securities (Pinnacle Plus ™)	13,076	8,274	4,802	(37,938)	—	(352,159)	(202,596)	149,563	111,625	116,427

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments				Net
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Templeton Growth Securities Standard (IQ Advisor ™)	$135	$26	$109	$(15)	$—	$(2,671)	$(1,570)	$1,101	$1,086	$1,195
Van Kampen LIT Comstock (AnnuiChoice ™)	2,778	582	2,196	(16,424)	—	(20,000)	6,115	26,115	9,691	11,887
Van Kampen LIT Comstock (GrandMaster flex3 ™)	5,803	2,205	3,598	(50,784)	—	(45,353)	26,565	71,918	21,134	24,732
Van Kampen LIT Comstock (Grandmaster ™)	2,841	886	1,955	(5,712)	—	(41,060)	(20,636)	20,424	14,712	16,667
Van Kampen LIT Comstock (IQ Annuity ™)	1,026	354	672	(26,661)	—	(31,046)	(1,240)	29,806	3,145	3,817
Van Kampen LIT Comstock (Pinnacle Plus ™)	6,491	2,584	3,907	(24,240)	—	(60,656)	(5,651)	55,005	30,765	34,672
Van Kampen LIT Comstock (AnnuiChoice II ™) (June 30) *	129	51	78	157	—	—	1,617	1,617	1,774	1,852
Van Kampen LIT Capital Growth (AnnuiChoice ™)	—	27	(27)	3	—	—	1,179	1,179	1,182	1,155
Van Kampen LIT Capital Growth (GrandMaster flex3 ™)	—	110	(110)	(415)	—	(3,956)	27	3,983	3,568	3,458
Van Kampen LIT Capital Growth (Grandmaster ™)	—	922	(922)	4,142	—	(158)	28,802	28,960	33,102	32,180
Van Kampen LIT Capital Growth (Pinnacle Plus ™)	—	3,911	(3,911)	(7,136)	—	(70,418)	40,657	111,075	103,939	100,028
Van Kampen LIT Capital Growth (Advantedge ™) (Dec 22) *	—	4	(4)	—	—	—	111	111	111	107
Van Kampen LIT Capital Growth (AnnuiChoice II ™) (May 29) *	—	28	(28)	12	—	—	1,038	1,038	1,050	1,022
Van Kampen UIF Emerging Markets Debt (Advantedge ™)	2,147	580	1,567	(235)	—	(4,274)	2,125	6,399	6,164	7,731
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	762	179	583	(32)	—	(2,631)	(698)	1,933	1,901	2,484
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	1,560	330	1,230	(325)	—	(4,802)	(241)	4,561	4,236	5,466
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3 ™)	7,062	1,466	5,596	(6,335)	—	(28,077)	(4,945)	23,132	16,797	22,393
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	1,620	292	1,328	(633)	—	(4,663)	(194)	4,469	3,836	5,164
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	7,095	1,310	5,785	(30,592)	—	(36,694)	6,040	42,734	12,142	17,927
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	21,576	4,290	17,286	(8,855)	—	(64,782)	(10,409)	54,373	45,518	62,804
Van Kampen UIF Emerging Markets Equity (Advantedge ™)	—	1,652	(1,652)	(17,634)	—	(33,654)	35,059	68,713	51,079	49,427
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	—	681	(681)	(289)	—	(28,831)	2,277	31,108	30,819	30,138
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	—	3,774	(3,774)	(28,028)	—	(73,773)	148,157	221,930	193,902	190,128
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	—	9,319	(9,319)	(275,968)	—	(500,177)	79,720	579,897	303,929	294,610
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	—	11,452	(11,452)	(177,768)	—	(819,336)	(190,512)	628,824	451,056	439,604
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	—	3,950	(3,950)	(208,230)	—	(277,676)	56,937	334,613	126,383	122,433
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	—	15,555	(15,555)	(165,636)	—	(553,236)	95,351	648,587	482,951	467,396
Van Kampen UIF U.S. Mid Cap (IQ Annuity ™) (Oct 21) *	—	3	(3)	—	—	—	15	15	15	12
Van Kampen UIF U.S. Mid Cap (AnnuiChoice II ™) (Jan 5) *	15	76	(61)	111	—	—	2,382	2,382	2,493	2,432
Van Kampen UIF U.S. Mid Cap (AnnuiChoice ™) (Dec 4) *	—	4	(4)	—	—	—	122	122	122	118
Van Kampen UIF U.S. Mid Cap (Advantedge ™)	451	1,157	(706)	2,650	—	451	25,802	25,351	28,001	27,295
Van Kampen UIF U.S. Mid Cap (Grandmaster ™)	390	211	179	790	—	(737)	1,256	1,993	2,783	2,962
Van Kampen UIF U.S. Mid Cap (Pinnacle Plus ™)	—	343	(343)	(77,127)	—	(56,692)	290	56,982	(20,145)	(20,488)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	919	371	548	(1,014)	—	(31,838)	(22,171)	9,667	8,653	9,201
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	300	480	(180)	(20,295)	—	(14,652)	4,073	18,725	(1,570)	(1,750)
Van Kampen UIF U.S. Real Estate (Pinnacle Plus ™)	13,251	8,172	5,079	(602,069)	—	(863,941)	(191,671)	672,270	70,201	75,280
Van Kampen UIF U.S. Real Estate (Advantedge ™) (Feb 19) *	212	141	71	674	—	—	4,197	4,197	4,871	4,942
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3 ™)	1,811	917	894	(35,088)	—	(73,438)	(23,958)	49,480	14,392	15,286

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments				Net
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	increase (decrease) in net assets resulting from operations
Non-Affiliated Class 2 (continued):
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	$4,330	$2,720	$1,610	$(412,705)	$—	$(456,002)	$(20,200)	$435,802	$23,097	$24,707
Van Kampen UIF U.S. Real Estate (IQ3 ™)	2,080	1,188	892	(57,375)	—	(44,118)	22,597	66,715	9,340	10,232
Non-Affiliated Class B:
Columbia VIT Mid Cap (Grandmaster ™) (Aug 26) *	—	169	(169)	115	—	—	3,500	3,500	3,615	3,446
Columbia VIT Mid Cap (Pinnacle Plus ™) (Nov 30) *	—	2	(2)	—	—	—	92	92	92	90
Columbia VIT Small Cap (Grandmaster ™) (Aug 26) *	—	126	(126)	71	—	—	1,611	1,611	1,682	1,556
Columbia VIT Small Cap (Advantedge ™) (Oct 20) *	—	29	(29)	(1)	—	—	172	172	171	142
Columbia VIT Small Cap (Pinnacle Plus ™) (Nov 30) *	—	3	(3)	—	—	—	131	131	131	128
DWS Small Cap Index VIP (AnnuiChoice II ™)	268	184	84	(2,195)	1,153	(9,051)	(3,934)	5,117	4,075	4,159
DWS Small Cap Index VIP (AnnuiChoice ™)	1,567	939	628	(13,495)	6,750	(37,808)	(10,122)	27,686	20,941	21,569
DWS Small Cap Index VIP (GrandMaster flex3 ™)	1,556	1,424	132	(38,859)	6,703	(32,873)	17,417	50,290	18,134	18,266
DWS Small Cap Index VIP (Grandmaster ™)	184	184	—	(3,405)	795	(5,514)	(461)	5,053	2,443	2,443
DWS Small Cap Index VIP (IQ3 ™)	1,000	940	60	(3,507)	4,305	(40,202)	(25,761)	14,441	15,239	15,299
DWS Small Cap Index VIP (Pinnacle Plus ™)	4,515	4,513	2	(33,437)	19,446	(149,020)	(74,487)	74,533	60,542	60,544
DWS Small Cap Index VIP (Advantedge ™) (Mar 18) *	39	44	(5)	110	167	—	835	835	1,112	1,107
Non-Affiliated Advisor Class:
Pimco VIT All Asset (IQ Annuity ™)	5,135	1,034	4,101	(1,524)	—	(5,951)	11,080	17,031	15,507	19,608
Pimco VIT All Asset (Pinnacle Plus ™)	3,971	893	3,078	(60,293)	—	(42,650)	996	43,646	(16,647)	(13,569)
Pimco VIT All Asset (Grandmaster ™)	107	3	104	—	—	—	(139)	(139)	(139)	(35)
Pimco VIT All Asset (GrandMaster flex3 ™) (Dec 14) *	203	4	199	—	—	—	(210)	(210)	(210)	(11)
Pimco VIT All Asset (Advantedge ™) (July 24) *	7,392	414	6,978	32	—	—	(4,425)	(4,425)	(4,393)	2,585
Pimco VIT All Asset (AnnuiChoice II ™)	10,576	1,755	8,821	(341)	—	(37,436)	(17,428)	20,008	19,667	28,488
Pimco VIT All Asset (AnnuiChoice ™)	4,003	579	3,424	(1,174)	—	(14,935)	(6,446)	8,489	7,315	10,739
Pimco VIT Commodity Real Return Strategy (Advantedge ™)	10,577	1,208	9,369	(4,399)	3,980	(46,019)	(29,171)	16,848	16,429	25,798
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	6,370	452	5,918	(4,169)	2,555	(15,810)	(6,758)	9,052	7,438	13,356
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	2,569	208	2,361	(5,395)	950	(10,935)	(707)	10,228	5,783	8,144
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	29,442	2,919	26,523	(13,020)	11,052	(39,793)	21,401	61,194	59,226	85,749
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	14,469	1,658	12,811	(9,950)	5,486	(27,283)	4,904	32,187	27,723	40,534
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	4,731	481	4,250	(623)	1,772	(10,433)	(5,156)	5,277	6,426	10,676
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	10,711	1,818	8,893	(88,659)	3,147	(108,643)	6,162	114,805	29,293	38,186
Pimco VIT Low Duration (IQ Annuity ™)	1,761	306	1,455	46	798	(206)	(529)	(323)	521	1,976
Pimco VIT Low Duration (Grandmaster ™) (Feb 23) *	360	61	299	85	165	—	(75)	(75)	175	474
Pimco VIT Low Duration (GrandMaster flex3 ™) (Sept 1) *	3,131	416	2,715	2	1,854	—	(3,441)	(3,441)	(1,585)	1,130
Pimco VIT Low Duration (Advantedge ™) (Oct 6) *	577	115	462	(1)	323	—	(702)	(702)	(380)	82
Pimco VIT Low Duration (AnnuiChoice II ™) (Sept 1) *	168	19	149	—	94	—	(146)	(146)	(52)	97
Pimco VIT Low Duration (AnnuiChoice ™) (July 29) *	10,370	901	9,469	4	5,905	—	(8,647)	(8,647)	(2,738)	6,731
Pimco VIT Low Duration (Pinnacle Plus ™)	10,123	2,613	7,510	3,121	3,501	(1,468)	1,751	3,219	9,841	17,351
Pimco VIT Real Return (AnnuiChoice II ™) (Mar 11) *	530	87	443	1,130	9	—	103	103	1,242	1,685

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Operations (continued)

For the Year Ended December 31, 2009

				Realized and unrealized gain (loss) on investments
	Investment Income	Expenses				Net unrealized appreciation (depreciation) of investments				Net
Division	Reinvested dividends	Mortality and expense risk and administrative charges	Net investment income (loss)	Realized gain (loss) on sales of investments	Realized gain distributions	Beginning of period	End of period	Change in net unrealized appreciation (depreciation) during the period	Net realized and unrealized gain (loss) on investments	increase (decrease) in net assets resulting from operations
Non-Affiliated Advisor Class:
Pimco VIT Real Return (Advantedge ™)	$1,079	$214	$865	$(64)	$26	$(1,017)	$67	$1,084	$1,046	$1,911
Pimco VIT Real Return (AnnuiChoice ™)	4,919	268	4,651	21	161	—	(3,282)	(3,282)	(3,100)	1,551
Pimco VIT Real Return (Grandmaster flex3 ™)	7,263	1,542	5,721	14,379	110	—	277	277	14,766	20,487
Pimco VIT Real Return (Grandmaster ™)	3,491	518	2,973	90	90	(619)	1,860	2,479	2,659	5,632
Pimco VIT Real Return (IQ Annuity ™)	10,185	1,396	8,789	(104)	289	(2,979)	712	3,691	3,876	12,665
Pimco VIT Real Return (Pinnacle Plus ™)	9,032	2,460	6,572	11,925	138	(3,312)	2,135	5,447	17,510	24,082
Pimco VIT Total Return (Advantedge ™)	73,255	15,762	57,493	9,633	30,952	(5,254)	(5,889)	(635)	39,950	97,443
Pimco VIT Total Return (AnnuiChoice II ™)	50,165	8,491	41,674	(292)	14,962	(14,811)	15,382	30,193	44,863	86,537
Pimco VIT Total Return (AnnuiChoice ™)	71,779	10,753	61,026	30,258	22,545	(6,558)	22,157	28,715	81,518	142,544
Pimco VIT Total Return (Grandmaster flex3 ™)	11,621	2,614	9,007	3,289	4,025	236	2,763	2,527	9,841	18,848
Pimco VIT Total Return (Grandmaster ™)	37,204	7,260	29,944	30,873	11,385	1,533	403	(1,130)	41,128	71,072
Pimco VIT Total Return (IQ Annuity ™)	34,250	7,018	27,232	2,947	11,779	(361)	8,093	8,454	23,180	50,412
Pimco VIT Total Return (Pinnacle Plus ™)	17,244	4,433	12,811	6,423	3,894	(4,433)	(1,410)	3,023	13,340	26,151
Non-Affiliated Investor Class:
Rydex VT All-Cap Opportunity Fund (Pinnacle Plus ™)	5	103	(98)	(1,012)	—	(731)	1,252	1,983	971	873
Rydex VT All-Cap Opportunity Fund (Advantedge ™)	30	489	(459)	(272)	—	(17,135)	(9,200)	7,935	7,663	7,204
Rydex VT All-Cap Opportunity Fund (AnnuiChoice II ™)	23	253	(230)	(403)	—	(11,879)	(5,828)	6,051	5,648	5,418
Rydex VT All-Cap Opportunity Fund (AnnuiChoice ™)	3	42	(39)	(2,390)	—	(2,714)	343	3,057	667	628
Rydex VT All-Cap Opportunity Fund (Grandmaster ™)	2	25	(23)	(249)	—	(926)	(258)	668	419	396
Rydex VT All-Cap Opportunity Fund (IQ Annuity ™)	—	5	(5)	(266)	—	(302)	26	328	62	57
Rydex VT Alternative Strategies Allocation (Advantedge ™) (March 27) *	—	165	(165)	225	—	—	266	266	491	326
Rydex VT Alternative Strategies Allocation (Pinnacle Plus ™) (Nov 30) *	—	1	(1)	—	—	—	(4)	(4)	(4)	(5)
Rydex VT Alternative Strategies Allocation (Annuichoice ™) (May 4) *	—	594	(594)	22	—	—	3,745	3,745	3,767	3,173
Rydex VT Alternative Strategies Allocation (AnnuiChoice II ™) (April 6) *	—	25	(25)	53	—	—	112	112	165	140
Rydex VT Managed Futures Strategies (Advantedge ™)	—	952	(952)	3,228	—	(74)	(857)	(783)	2,445	1,493
Rydex VT Managed Futures Strategies (Annuichoice ™)	—	2,878	(2,878)	(879)	—	(628)	5,906	6,534	5,655	2,777
Rydex VT Managed Futures Strategies (Pinnacle Plus ™)	—	3,412	(3,412)	(498)	—	(2,505)	(4,110)	(1,605)	(2,103)	(5,515)
Rydex VT Managed Futures Strategies (Grandmaster ™) (April 17) *	—	4,028	(4,028)	433	—	—	5,205	5,205	5,638	1,610
Rydex VT Managed Futures Strategies (Grandmaster flex3 ™) (Feb 19) *	—	255	(255)	(831)	—	—	(28)	(28)	(859)	(1,114)
Rydex VT Managed Futures Strategies (AnnuiChoice II ™) (Mar 11) *	—	2,699	(2,699)	(4)	—	—	5,646	5,646	5,642	2,943
Rydex VT Multi-Hedge Strategies (Advantedge ™)	942	922	20	(269)	—	(3,116)	(3,171)	(55)	(324)	(304)
Rydex VT Multi-Hedge Strategies (AnnuiChoice II ™)	2,221	3,718	(1,497)	(118,342)	—	(109,147)	(25,149)	83,998	(34,344)	(35,841)
Rydex VT Multi-Hedge Strategies (AnnuiChoice ™)	1,721	2,352	(631)	(65,435)	—	(70,452)	(28,461)	41,991	(23,444)	(24,075)
Rydex VT Multi-Hedge Strategies (Grandmaster flex3 ™)	222	236	(14)	(55)	—	(661)	(459)	202	147	133
Rydex VT Multi-Hedge Strategies (Grandmaster ™)	571	435	136	(1,218)	—	(1,105)	551	1,656	438	574
Rydex VT Multi-Hedge Strategies (IQ Annuity ™)	1,725	1,695	30	(6,713)	—	(5,667)	874	6,541	(172)	(142)
Rydex VT Multi-Hedge Strategies (Pinnacle Plus ™)	309	466	(157)	(808)	—	(145)	908	1,053	245	88

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (Advantedge ™)	$779	$235	$10,347	$11,361	$25,747	$—	$(505)	$(176)	$25,066	$36,427	$42,397	$78,824	3,232	(21)	(54)	3,157
Touchstone Aggressive ETF (AnnuiChoice ™)	4,047	(65,900)	120,555	58,702	125	(15,329)	(61,781)	(287)	(77,272)	(18,570)	359,459	340,889	13	(1,597)	(7,184)	(8,768)
Touchstone Aggressive ETF (GrandMaster flex3 ™)	2,789	(15,896)	109,231	96,124	—	(55,470)	7,044	(302)	(48,728)	47,396	432,196	479,592	—	(5,674)	1,926	(3,748)
Touchstone Aggressive ETF (Grandmaster ™)	56	(10,851)	11,103	308	135	(4,351)	(7,602)	(28)	(11,846)	(11,538)	21,973	10,435	17	(492)	(1,068)	(1,543)
Touchstone Aggressive ETF (IQ Annuity ™)	2,916	(134,363)	222,948	91,501	493	(29,970)	(114,812)	(344)	(144,633)	(53,132)	532,087	478,955	59	(3,785)	(11,769)	(15,495)
Touchstone Aggressive ETF (Pinnacle Plus ™)	598	(5,642)	18,883	13,839	1,080	(8,473)	33,155	(137)	25,625	39,464	34,043	73,507	121	(944)	4,046	3,223
Touchstone Aggressive ETF Fund (AnnuiChoice II ™) (April 24)*	7,967	8,104	95,707	111,778	13,506	(768)	442,661	(363)	455,036	566,814	—	566,814	1,190	(97)	43,740	44,833
Touchstone Baron Small Cap (Advantedge ™)	(1,257)	(12,125)	37,414	24,032	69,631	(36)	52,462	(270)	121,787	145,819	24,157	169,976	8,923	(37)	6,254	15,140
Touchstone Baron Small Cap (AnnuiChoice II ™)	(1,024)	(10,019)	37,492	26,449	6,535	(74)	26,495	(28)	32,928	59,377	65,517	124,894	754	(11)	3,181	3,924
Touchstone Baron Small Cap (AnnuiChoice ™)	(874)	(86,755)	110,086	22,457	—	(13,439)	(85,673)	(142)	(99,254)	(76,797)	146,323	69,526	—	(1,057)	(6,662)	(7,719)
Touchstone Baron Small Cap (GrandMaster flex3 ™)	(7,615)	(193,526)	315,895	114,754	90	(51,037)	(70,519)	(376)	(121,842)	(7,088)	535,552	528,464	7	(4,142)	(7,682)	(11,817)
Touchstone Baron Small Cap (Grandmaster ™)	(2,258)	(48,030)	82,919	32,631	—	(17,477)	177,469	(35)	159,957	192,588	126,290	318,878	—	(1,827)	13,884	12,057
Touchstone Baron Small Cap (IQ Annuity ™)	(13,149)	(113,336)	370,817	244,332	4,871	(49,775)	(31,620)	(330)	(76,854)	167,478	874,491	1,041,969	453	(4,002)	(3,359)	(6,908)
Touchstone Baron Small Cap (Pinnacle Plus ™)	(7,816)	(32,424)	167,270	127,030	1,353	(18,368)	11,594	(638)	(6,059)	120,971	431,081	552,052	101	(1,615)	736	(778)
Touchstone Conservative ETF (AnnuiChoice II ™) (April 24) *	13,444	7,500	29,953	50,897	152,849	(11,193)	344,540	(1,517)	484,679	535,576	—	535,576	14,259	(1,176)	34,355	47,438
Touchstone Conservative ETF (Advantedge ™)	632	284	773	1,689	15,000	—	1,398	(144)	16,254	17,943	10,132	28,075	1,556	(15)	149	1,690
Touchstone Conservative ETF (AnnuiChoice ™)	223	153	1,350	1,726	—	(166)	(549)	(17)	(732)	994	9,479	10,473	—	(18)	16	(2)
Touchstone Conservative ETF (GrandMaster flex3 ™)	33,464	13,262	130,865	177,591	—	(157,580)	811,334	(215)	653,539	831,130	928,184	1,759,314	—	(15,368)	81,048	65,680
Touchstone Conservative ETF (Grandmaster ™)	2,164	5,270	20,316	27,750	—	(11,386)	(413,568)	(78)	(425,032)	(397,282)	629,104	231,822	—	(1,111)	(39,592)	(40,703)
Touchstone Conservative ETF (IQ Annuity ™)	29,021	(99,541)	214,143	143,623	3,300	(382,315)	151,043	(994)	(228,966)	(85,343)	1,706,098	1,620,755	321	(36,889)	13,641	(22,927)
Touchstone Conservative ETF (Pinnacle Plus ™)	21,631	(4,149)	93,876	111,358	—	(34,354)	524,185	(564)	489,267	600,625	589,563	1,190,188	—	(3,240)	51,803	48,563
Touchstone Core Bond (AnnuiChoice II ™)	4,370	(4,542)	17,220	17,048	2,523	(19,783)	(56,534)	(99)	(73,893)	(56,845)	178,161	121,316	219	(1,848)	(5,418)	(7,047)
Touchstone Core Bond (AnnuiChoice ™)	8,482	2,402	21,835	32,719	—	(29,782)	(49,581)	(306)	(79,669)	(46,950)	271,738	224,788	—	(2,378)	(3,946)	(6,324)
Touchstone Core Bond (GrandMaster flex3 ™)	7,059	(3,086)	37,659	41,632	—	(238,801)	(10,751)	(190)	(249,742)	(208,110)	463,148	255,038	—	(20,768)	(944)	(21,712)
Touchstone Core Bond (Grandmaster ™)	21,571	2,372	41,430	65,373	50	(3,372)	488,043	(22)	484,699	550,072	22,820	572,892	5	(302)	46,237	45,940
Touchstone Core Bond (IQ Annuity ™)	5,870	(1,777)	14,950	19,043	200	(33,411)	46,736	(229)	13,296	32,339	132,001	164,340	17	(2,828)	3,970	1,159
Touchstone Core Bond (Pinnacle
Plus ™)	15,625	(7,321)	58,353	66,657	47,526	(12,967)	(103,250)	(211)	(68,902)	(2,245)	507,968	505,723	4,595	(1,214)	(9,284)	(5,903)
Touchstone Enhanced ETF (Advantedge ™)	1,940	(2,833)	16,562	15,669	15,538	—	17,995	(641)	32,892	48,561	57,126	105,687	1,770	(82)	2,496	4,184
Touchstone Enhanced ETF (AnnuiChoice ™)	35,467	(80,733)	358,891	313,625	—	(103,442)	226,078	(2,782)	119,854	433,479	1,269,754	1,703,233	—	(10,757)	26,475	15,718
Touchstone Enhanced ETF (GrandMaster flex3 ™)	14,859	(351,224)	572,366	236,001	120	(411,469)	122,426	(626)	(289,549)	(53,548)	1,193,202	1,139,654	13	(43,505)	14,948	(28,544)
Touchstone Enhanced ETF (Grandmaster ™)	10,164	(308,368)	432,382	134,178	156	(258,682)	(91,885)	(369)	(350,780)	(216,602)	910,394	693,792	20	(29,563)	(9,022)	(38,565)
Touchstone Enhanced ETF (IQ Annuity ™)	5,947	(244,007)	363,085	125,025	—	(52,394)	(249,782)	(290)	(302,466)	(177,441)	699,829	522,388	—	(5,136)	(25,633)	(30,769)
Touchstone Enhanced ETF (Pinnacle Plus ™)	7,525	(99,150)	186,473	94,848	668	(92,773)	226,892	(341)	134,446	229,294	251,927	481,221	67	(9,347)	26,635	17,355
Touchstone Enhanced ETF Fund (AnnuiChoice II ™) (April 24) *	3,058	212	21,602	24,872	15,913	(561)	95,584	(164)	110,772	135,644	—	135,644	1,409	(63)	9,393	10,739
Touchstone GMAB Aggressive ETF Fund (AnnuiChoice II ™) (April 24) *	2,596	3,778	43,937	50,311	—	—	206,259	(353)	205,906	256,217	—	256,217	—	(30)	20,381	20,351
Touchstone High Yield - TVST (AnnuiChoice II ™) (May 29) *	367	11	381	759	1,329	(38)	4,840	(3)	6,128	6,887	—	6,887	127	(4)	478	601
Touchstone High Yield (AnnuiChoice ™)	4,918	(34,834)	65,873	35,957	—	(30,797)	10,969	(253)	(20,081)	15,876	88,208	104,084	—	(2,169)	687	(1,482)
Touchstone High Yield (GrandMaster flex3 ™)	19,604	(35,068)	175,709	160,245	14	(94,570)	(3,326)	(220)	(98,102)	62,143	392,034	454,177	1	(7,384)	29	(7,354)
Touchstone High Yield (Grandmaster ™)	3,668	(50,097)	73,124	26,695	—	(70,917)	(53,033)	(21)	(123,971)	(97,276)	181,590	84,314	—	(8,067)	(6,122)	(14,189)
Touchstone High Yield (IQ Annuity ™)	17,202	(10,766)	105,532	111,968	—	(23,082)	107,145	(230)	83,833	195,801	174,620	370,421	—	(1,813)	9,238	7,425
Touchstone High Yield (Pinnacle Plus ™)	40,772	(120,294)	280,300	200,778	88,967	(33,609)	59,095	(523)	113,930	314,708	573,240	887,948	7,019	(3,116)	755	4,658
Touchstone Large Cap Core Equity (Advantedge ™)	90	(232)	1,951	1,809	9,600	—	221	(65)	9,756	11,565	7,658	19,223	1,129	(9)	44	1,164
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	51	(4,397)	5,679	1,333	5,043	—	(14,356)	(2)	(9,315)	(7,982)	21,239	13,257	597	—	(2,023)	(1,426)
Touchstone Large Cap Core Equity (AnnuiChoice ™)	180	(30,030)	57,308	27,458	—	(25,029)	(33,856)	(248)	(59,133)	(31,675)	165,480	133,805	—	(2,919)	(3,892)	(6,811)
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	(416)	(13,140)	50,417	36,861	—	(15,778)	(3,759)	(142)	(19,679)	17,182	185,064	202,246	—	(1,868)	(351)	(2,219)
Touchstone Large Cap Core Equity (Grandmaster ™)	2,696	66,093	70,004	138,793	—	(11,482)	577,432	(36)	565,914	704,707	32,478	737,185	—	(1,261)	69,106	67,845
Touchstone Large Cap Core Equity (IQ Annuity ™)	(773)	(51,609)	119,939	67,557	83	(39,695)	(39,170)	(236)	(79,018)	(11,461)	388,255	376,794	10	(4,324)	(5,325)	(9,639)
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	(1,521)	(82,532)	143,163	59,110	3,707	(39,872)	(68,816)	(431)	(105,412)	(46,302)	421,396	375,094	391	(4,199)	(8,826)	(12,634)
Touchstone Mid Cap Growth (Advantedge ™) (April 17) *	(310)	80	7,928	7,698	20,000	(57)	16,738	(45)	36,636	44,334	—	44,334	2,861	(14)	2,195	5,042
Touchstone Mid Cap Growth (AnnuiChoice II ™)	(410)	(6,445)	19,803	12,948	—	(978)	1,968	(255)	735	13,683	33,937	47,620	—	(140)	239	99
Touchstone Mid Cap Growth (AnnuiChoice ™)	(1,683)	(21,901)	85,845	62,261	—	(25,469)	5,065	(249)	(20,653)	41,608	168,173	209,781	—	(1,766)	411	(1,355)
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	(3,506)	(21,915)	103,264	77,843	300	(14,778)	(472)	(187)	(15,137)	62,706	214,654	277,360	24	(1,060)	(23)	(1,059)
Touchstone Mid Cap Growth (Grandmaster ™)	(1,930)	(32,283)	82,374	48,161	7,810	(13,314)	2,879	(64)	(2,689)	45,472	145,750	191,222	737	(1,318)	(87)	(668)
Touchstone Mid Cap Growth (IQ Annuity ™)	(2,758)	(106,550)	169,119	59,811	927	(21,611)	(18,011)	(149)	(38,844)	20,967	208,060	229,027	77	(1,833)	(1,644)	(3,400)

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Mid Cap Growth (Pinnacle Plus ™)	$(9,186)	$(79,575)	$276,092	$187,331	$9,961	$(9,373)	$(41,472)	$(1,004)	$(41,888)	$145,443	$528,626	$674,069	937	(879)	(3,274)	(3,216)
Touchstone Moderate ETF (Advantedge ™)	1,875	(304)	10,559	12,130	13,371	—	36,896	(311)	49,956	62,086	34,252	96,338	1,538	(36)	4,501	6,003
Touchstone Moderate ETF (AnnuiChoice ™)	11,922	(20,180)	97,293	89,035	—	(77,933)	252,400	(408)	174,059	263,094	271,150	534,244	—	(7,552)	27,323	19,771
Touchstone Moderate ETF (GrandMaster flex3 ™)	29,783	(19,420)	262,764	273,127	3,250	(262,264)	339,300	(897)	79,389	352,516	1,480,601	1,833,117	326	(26,771)	37,699	11,254
Touchstone Moderate ETF (Grandmaster ™)	3,039	(11,222)	31,170	22,987	—	(16,531)	1,642	(41)	(14,930)	8,057	160,298	168,355	—	(1,598)	1	(1,597)
Touchstone Moderate ETF (IQ Annuity ™)	32,683	(314,549)	667,789	385,923	81	(843,878)	(390,978)	(2,080)	(1,236,855)	(850,932)	3,284,256	2,433,324	9	(90,759)	(35,681)	(126,431)
Touchstone Moderate ETF (Pinnacle Plus ™)	47,843	(17,857)	379,196	409,182	4,320	(159,743)	1,384,063	(2,416)	1,226,224	1,635,406	1,077,503	2,712,909	449	(16,837)	153,671	137,283
Touchstone Moderate ETF Fund (AnnuiChoice II ™)	14,812	2,966	66,120	83,898	155,445	(8,547)	384,683	(297)	531,284	615,182	—	615,182	17,814	(983)	48,893	65,724
Touchstone Money Market (IQ3 ™) (April 24) *	(24,100)	—	—	(24,100)	461,808	(1,110,867)	3,870,427	(1,947)	3,219,421	3,195,321	—	3,195,321	41,649	(100,333)	348,148	289,464
Touchstone Money Market (GrandMaster flex3 ™)	(13,659)	—	—	(13,659)	200	(554,482)	2,428,101	(501)	1,873,318	1,859,659	—	1,859,659	18	(51,238)	222,707	171,487
Touchstone Money Market (AnnuiChoice II ™) (April 24) *	(1,356)	—	—	(1,356)	80,446	(22,285)	254,913	(279)	312,795	311,439	—	311,439	8,056	(2,261)	25,480	31,275
Touchstone Money Market (Advantedge ™) (May 7) *	(1,357)	—	—	(1,357)	452,185	(159)	(248,032)	—	203,994	202,637	—	202,637	44,924	(16)	(24,705)	20,203
Touchstone Money Market (Pinnacle Plus ™) (April 24) *	(13,140)	—	—	(13,140)	300	(59,675)	1,387,572	(974)	1,327,223	1,314,083	—	1,314,083	30	(6,077)	138,488	132,441
Touchstone Money Market (AnnuiChoice ™)	(4,683)	—	—	(4,683)	89	(380,123)	1,492,504	(2,517)	1,109,953	1,105,270	152,461	1,257,731	8	(33,443)	130,315	96,880
Touchstone Money Market (Grandmaster ™)	(27,187)	—	—	(27,187)	114,616	(1,931,232)	(672,331)	(2,345)	(2,491,292)	(2,518,479)	7,761,473	5,242,994	10,348	(174,702)	(60,898)	(225,252)
Touchstone Third Avenue Value (Advantedge ™)	2,101	(7,368)	48,754	43,487	67,931	—	43,011	(781)	110,161	153,648	95,303	248,951	9,643	(110)	5,703	15,236
Touchstone Third Avenue Value (AnnuiChoice II ™)	4,885	(81,162)	217,770	141,493	47,030	(19,903)	(85,240)	(398)	(58,511)	82,982	509,757	592,739	7,019	(2,915)	(12,365)	(8,261)
Touchstone Third Avenue Value (AnnuiChoice ™)	11,658	(379,348)	693,149	325,459	1,688	(100,005)	(157,615)	(1,634)	(257,566)	67,893	1,226,628	1,294,521	142	(8,137)	(12,943)	(20,938)
Touchstone Third Avenue Value (GrandMaster flex3 ™)	5,294	(359,489)	626,711	272,516	331	(148,712)	(133,951)	(937)	(283,269)	(10,753)	1,271,933	1,261,180	36	(13,246)	(14,250)	(27,460)
Touchstone Third Avenue Value (Grandmaster ™)	13,818	(726,712)	1,208,347	495,453	11,685	(188,785)	(336,279)	(966)	(514,345)	(18,892)	2,304,029	2,285,137	1,183	(18,860)	(39,492)	(57,169)
Touchstone Third Avenue Value (IQ Annuity ™)	10,715	(225,835)	671,801	456,681	7,834	(159,067)	(101,314)	(1,010)	(253,557)	203,124	1,825,817	2,028,941	689	(13,926)	(11,162)	(24,399)
Touchstone Third Avenue Value (Pinnacle Plus ™)	6,580	(415,123)	796,100	387,557	12,610	(130,374)	(115,196)	(1,659)	(234,619)	152,938	1,668,217	1,821,155	1,016	(11,135)	(12,595)	(22,714)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	79,010	(1,097,341)	3,103,407	2,085,076	30,472	(819,983)	(694,949)	(5,190)	(1,489,650)	595,426	9,252,797	9,848,223	806	(23,078)	(23,518)	(45,790)
Fidelity VIP Growth (Grandmaster ™)	(36,728)	(167,872)	1,248,550	1,043,950	—	(601,634)	(56,096)	(3,412)	(661,142)	382,808	4,580,232	4,963,040	—	(15,515)	(1,444)	(16,959)
Fidelity VIP High Income (Grandmaster ™)	226,730	(278,217)	1,201,517	1,150,030	555	(360,315)	432,098	(1,680)	70,658	1,220,688	2,592,039	3,812,727	35	(23,230)	30,258	7,063
Fidelity VIP II Asset Manager (Grandmaster ™)	53,017	(130,122)	1,184,234	1,107,129	14,423	(424,318)	717	(2,813)	(411,991)	695,138	4,282,066	4,977,204	523	(14,164)	(228)	(13,869)
Fidelity VIP II Contrafund (Grandmaster ™)	6,671	(519,095)	3,674,128	3,161,704	55,233	(946,034)	(626,395)	(6,073)	(1,523,269)	1,638,435	11,183,570	12,822,005	1,864	(34,767)	(27,965)	(60,868)
Fidelity VIP II Index 500 (Grandmaster ™)	40,117	32,126	679,805	752,048	—	(420,226)	(87,030)	(2,326)	(509,582)	242,466	3,591,692	3,834,158	—	(19,719)	(4,517)	(24,236)
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	12,021	(288)	8,464	20,197	—	(12,878)	1	(533)	(13,410)	6,787	144,266	151,053	—	(1,271)	(2)	(1,273)
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	145,784	(34,865)	133,729	244,648	105	(220,398)	(128,788)	(888)	(349,969)	(105,321)	1,966,961	1,861,640	4	(8,245)	(4,755)	(12,996)
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3 ™)	16,273	105	12,780	29,158	—	(25,423)	(4,125)	(131)	(29,679)	(521)	218,901	218,380	—	(2,440)	(377)	(2,817)
Fidelity VIP II Investment Grade Bond (IQ3 ™)	10,752	(141)	8,005	18,616	—	(11,789)	1	(251)	(12,039)	6,577	136,413	142,990	—	(1,138)	(1)	(1,139)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	20,948	(1,710)	17,263	36,501	—	(39,484)	(47,356)	(261)	(87,101)	(50,600)	296,633	246,033	—	(3,827)	(4,509)	(8,336)
Fidelity VIP III Balanced (Grandmaster ™)	7,154	(63,988)	346,617	289,783	—	(153,243)	(11,647)	(657)	(165,547)	124,236	903,059	1,027,295	—	(12,721)	(1,168)	(13,889)
Fidelity VIP III Growth & Income (Grandmaster ™)	(3,342)	(219,732)	464,960	241,886	820	(164,113)	(181,687)	(781)	(345,761)	(103,875)	1,354,098	1,250,223	69	(14,174)	(17,407)	(31,512)
Fidelity VIP III Growth Opportunities (Grandmaster ™)	(4,191)	(18,747)	199,770	176,832	1,625	(41,984)	2,523	(296)	(38,132)	138,700	435,607	574,307	220	(5,821)	68	(5,533)
Fidelity VIP Overseas (AnnuiChoice ™)	51	(76,144)	72,919	(3,174)	—	(7,853)	(89,952)	(107)	(97,912)	(101,086)	115,754	14,668	—	(1,525)	(16,091)	(17,616)
Fidelity VIP Overseas (AnnuiChoice II ™)	98	(85)	1,643	1,656	—	—	—	(17)	(17)	1,639	6,616	8,255	—	(3)	—	(3)
Fidelity VIP Overseas (Grandmaster ™)	22,178	(187,159)	574,551	409,570	—	(208,270)	(117,173)	(1,328)	(326,771)	82,799	2,159,129	2,241,928	—	(10,005)	(5,747)	(15,752)
Fidelity VIP Overseas (GrandmasterFlex3 ™)	891	(6,065)	28,089	22,915	—	(7,082)	(495)	(60)	(7,637)	15,278	94,054	109,332	—	(1,006)	(68)	(1,074)
Fidelity VIP Overseas (IQ3 ™)	120	(32,414)	35,242	2,948	—	(25,987)	(4,316)	(20)	(30,323)	(27,375)	48,559	21,184	—	(4,470)	(917)	(5,387)
Fidelity VIP Overseas (Pinnacle Plus ™)	963	(34,659)	63,265	29,569	—	(18,429)	(16,859)	(226)	(35,514)	(5,945)	151,717	145,772	—	(3,042)	(2,875)	(5,917)
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster ™)	(4,506)	(344,605)	917,500	568,389	—	(127,983)	(418,133)	(681)	(546,797)	21,592	1,823,951	1,845,543	—	(5,469)	(17,340)	(22,809)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Advantedge ™)	476	(1,550)	10,112	9,038	33,819	(6,114)	(562)	(354)	26,789	35,827	26,470	62,297	3,952	(759)	(61)	3,132
Fidelity VIP Asset Manager (AnnuiChoice II ™)	2,015	(890)	17,857	18,982	65,661	(1,351)	4,945	(363)	68,892	87,874	54,083	141,957	6,563	(187)	491	6,867
Fidelity VIP Asset Manager (AnnuiChoice ™)	1,771	(3,548)	30,102	28,325	—	(4,534)	7,816	(82)	3,200	31,525	109,209	140,734	0	(432)	555	123
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	348	(2,533)	12,968	10,783	—	(3,295)	(2,406)	(38)	(5,739)	5,044	45,954	50,998	—	(355)	(292)	(647)
Fidelity VIP Asset Manager (IQ3 ™)	2,047	(44,685)	108,451	65,813	—	(75,788)	27,676	(176)	(48,288)	17,525	263,695	281,220	—	(7,652)	3,030	(4,622)
Fidelity VIP Asset Manager (Pinnacle Plus ™)	997	(15,096)	48,534	34,435	2	(20,715)	(21,121)	(69)	(41,903)	(7,468)	159,462	151,994	0	(1,892)	(2,387)	(4,279)

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Balanced (Advantedge ™)	$139	$(2,346)	$8,021	$5,814	$11,927	$(6,097)	$2,965	$(29)	$8,766	$14,580	$11,052	$25,632	1,501	(719)	354	1,136
Fidelity VIP Balanced (AnnuiChoice II ™)	450	(9,230)	16,222	7,442	32,383	(24,895)	38,281	(71)	45,698	53,140	15,762	68,902	4,242	(3,461)	3,899	4,680
Fidelity VIP Balanced (AnnuiChoice ™)	1,963	(3,514)	54,991	53,440	23	(14,728)	22,148	(474)	6,969	60,409	147,612	208,021	4	(1,480)	1,955	479
Fidelity VIP Balanced (GrandMaster flex3 ™)	1,243	(14,642)	92,520	79,121	—	(33,293)	4,562	(214)	(28,945)	50,176	245,941	296,117	—	(3,369)	253	(3,116)
Fidelity VIP Balanced (GrandMaster ™)	1,119	(27,993)	75,144	48,270	1,757	(42,452)	66,239	(44)	25,500	73,770	167,327	241,097	224	(4,829)	5,722	1,117
Fidelity VIP Balanced (IQ3 ™)	1,306	(17,662)	63,508	47,152	889	(19,043)	22,743	(212)	4,377	51,529	155,755	207,284	100	(2,086)	1,532	(454)
Fidelity VIP Balanced (Pinnacle Plus ™)	4,635	(24,237)	173,114	153,512	88,062	(33,023)	227,767	(211)	282,595	436,107	352,451	788,558	7,956	(3,375)	22,227	26,808
Fidelity VIP Contrafund (Advantedge ™)	614	(19,614)	132,646	113,646	255,641	(192)	92,322	(2,355)	345,416	459,062	190,022	649,084	35,575	(348)	12,242	47,469
Fidelity VIP Contrafund (AnnuiChoice II ™)	746	(56,066)	250,264	194,944	104,915	(28,551)	(24,891)	(723)	50,750	245,694	527,067	772,761	14,324	(3,833)	(3,390)	7,101
Fidelity VIP Contrafund (AnnuiChoice ™)	1,753	(472,831)	850,493	379,415	1,230	(113,733)	(197,369)	(2,440)	(312,312)	67,103	1,364,233	1,431,336	100	(10,404)	(17,101)	(27,405)
Fidelity VIP Contrafund (GrandMaster flex3 ™)	(5,523)	(319,711)	704,587	379,353	570	(183,242)	(74,361)	(973)	(258,006)	121,347	1,299,915	1,421,262	50	(16,072)	(6,450)	(22,472)
Fidelity VIP Contrafund (IQ3 ™)	(4,100)	(454,558)	854,945	396,287	18,717	(224,550)	(116,071)	(967)	(322,871)	73,416	1,526,667	1,600,083	1,901	(22,473)	(14,132)	(34,704)
Fidelity VIP Contrafund (Pinnacle Plus ™)	(9,207)	(305,113)	876,171	561,851	40,871	(106,602)	(115,613)	(1,717)	(183,061)	378,790	1,910,032	2,288,822	3,683	(9,893)	(12,192)	(18,402)
Fidelity VIP Contrafund Standard (IQ Advisor ™)	29	(21)	1,389	1,397	—	—	(1)	—	(1)	1,396	4,027	5,423	—	—	—	—
Fidelity VIP Disclipined Small Cap (AnnuiChoice ™)	(235)	(1,680)	8,090	6,175	—	(3,416)	1	(24)	(3,439)	2,736	30,376	33,112	—	(500)	—	(500)
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3 ™)	(323)	(11,340)	14,836	3,173	—	(4,381)	(19,478)	(12)	(23,871)	(20,698)	27,246	6,548	—	(650)	(3,077)	(3,727)
Fidelity VIP Disclipined Small Cap (Grandmaster ™)	(150)	(1,950)	4,395	2,295	—	(1,804)	95	(8)	(1,717)	578	14,376	14,954	—	(360)	29	(331)
Fidelity VIP Disclipined Small Cap (IQ ™)	(510)	(769)	9,431	8,152	—	(395)	—	(12)	(407)	7,745	41,282	49,027	—	(83)	—	(83)
Fidelity VIP Disclipined Small Cap (Pinnacle Plus ™)	(441)	(5,324)	10,853	5,088	—	(157)	(3,869)	(24)	(4,050)	1,038	34,555	35,593	—	(38)	(797)	(835)
Fidelity VIP Disciplined Small Cap (Advantedge ™) (Feb 19) *	(96)	73	2,853	2,830	6,899	—	4,247	(50)	11,096	13,926	—	13,926	1,024	(6)	604	1,622
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)	(119)	(33,908)	34,912	885	—	(194)	(41,746)	(17)	(41,957)	(41,072)	41,158	86	—	(22)	(4,341)	(4,363)
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)	(436)	(370)	9,476	8,670	—	(130)	—	(52)	(182)	8,488	25,932	34,420	—	(21)	—	(21)
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)	(33)	8	1,278	1,253	—	—	3,138	(3)	3,135	4,388	—	4,388	—	—	377	377
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)	(697)	(514)	16,099	14,888	—	(229)	1	(7)	(235)	14,653	44,203	58,856	—	(20)	—	(20)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)	(2,076)	(20,852)	59,871	36,943	—	(17,447)	(9,145)	(240)	(26,832)	10,111	130,834	140,945	—	(1,859)	(1,098)	(2,957)
Fidelity VIP Equity-Income (Advantedge ™)	429	(1,714)	11,306	10,021	43,638	—	(2,366)	(208)	41,064	51,085	4,970	56,055	6,782	(29)	(349)	6,404
Fidelity VIP Equity-Income (AnnuiChoice II ™)	2,508	(51,814)	106,838	57,532	155,593	(11,196)	(67,317)	(68)	77,012	134,544	126,507	261,051	23,644	(2,052)	(9,235)	12,357
Fidelity VIP Equity-Income
(AnnuiChoice ™)	3,910	(84,164)	167,697	87,443	241	(38,190)	(17,991)	(634)	(56,574)	30,869	382,680	413,549	28	(4,688)	(2,866)	(7,526)
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	681	(36,016)	71,836	36,501	—	(19,979)	(14,471)	(136)	(34,586)	1,915	170,872	172,787	—	(2,418)	(1,881)	(4,299)
Fidelity VIP Equity-Income (IQ3 ™)	2,081	(197,374)	255,925	60,632	6,946	(28,767)	(73,101)	(257)	(95,179)	(34,547)	418,428	383,881	1,092	(3,947)	(13,093)	(15,948)
Fidelity VIP Equity-Income (Pinnacle Plus ™)	3,536	(120,490)	341,922	224,968	1,756	(62,254)	(32,607)	(1,021)	(94,126)	130,842	901,282	1,032,124	216	(7,051)	(4,100)	(10,935)
Fidelity VIP Freedom 2010 (Advantedge ™)	1,935	(1)	(1,304)	630	57,860	—	(386)	(26)	57,448	58,078	—	58,078	6,237	(3)	(42)	6,192
Fidelity VIP Freedom 2010 (GrandmasterFlex3 ™)	(115)	(11,392)	20,246	8,739	—	(55,576)	(38)	(4)	(55,618)	(46,879)	56,491	9,612	—	(6,457)	—	(6,457)
Fidelity VIP Freedom 2010 (Grandmaster ™)	1,353	(16,464)	29,740	14,629	—	(8,280)	(21,822)	(63)	(30,165)	(15,536)	75,310	59,774	—	(1,042)	(2,456)	(3,498)
Fidelity VIP Freedom 2010 (IQ3 ™)	4,435	(110,562)	105,442	(685)	—	(194,244)	(4,754)	(115)	(199,113)	(199,798)	363,738	163,940	—	(25,332)	(5,103)	(30,435)
Fidelity VIP Freedom 2015 (Advantedge ™)	3,427	21	1,614	5,062	99,000	—	(1)	(26)	98,973	104,035	—	104,035	11,239	(3)	—	11,236
Fidelity VIP Freedom 2015 (AnnuiChoiceII ™)	332	(236)	2,056	2,152	—	(385)	(33)	—	(418)	1,734	9,516	11,250	—	(53)	(3)	(56)
Fidelity VIP Freedom 2015 (GrandmasterFlex3 ™)	147	2	916	1,065	—	—	—	—	—	1,065	4,615	5,680	—	—	—	—
Fidelity VIP Freedom 2015 (IQ3 ™)	14,488	(203,512)	229,767	40,743	—	(436,642)	122,127	(192)	(314,707)	(273,964)	616,601	342,637	—	(55,901)	9,758	(46,143)
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)	4,769	(16,891)	45,193	33,071	—	(8,028)	(21,786)	(55)	(29,869)	3,202	189,080	192,282	—	(1,022)	(3,448)	(4,470)
Fidelity VIP Freedom 2020 (Advantedge ™)	301	—	(198)	103	10,000	—	—	(18)	9,982	10,085	—	10,085	1,135	(2)	—	1,133
Fidelity VIP Freedom 2020 (AnnuiChoiceII ™)	706	(47)	5,377	6,036	—	—	—	(15)	(15)	6,021	22,296	28,317	—	(2)	—	(2)
Fidelity VIP Freedom 2020 (IQ3 ™)	3,934	55	9,503	13,492	—	—	132,489	—	132,489	145,981	—	145,981	—	—	16,975	16,975
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	321	(315)	3,284	3,290	—	—	7	—	7	3,297	12,489	15,786	—	(1)	1	—
Fidelity VIP Freedom 2025 (Advantedge ™)	283	—	(160)	123	10,000	—	—	(18)	9,982	10,105	—	10,105	1,149	(2)	—	1,147
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)	18	(9)	518	527	—	—	1	(4)	(3)	524	1,820	2,344	—	(1)	1	—
Fidelity VIP Growth & Income (AnnuiChoice II ™)	(233)	(10,551)	28,945	18,161	95,503	(69,774)	(14,106)	(14)	11,609	29,770	27,506	57,276	14,214	(9,892)	(1,668)	2,654
Fidelity VIP Growth & Income (AnnuiChoice ™)	(193)	(16,533)	40,312	23,586	—	(8,230)	(17,728)	(256)	(26,214)	(2,628)	113,528	110,900	—	(971)	(2,147)	(3,118)
Fidelity VIP Growth & Income (GrandMaster flex3 ™)	(490)	(7,899)	27,144	18,755	11	(12,557)	11,225	(37)	(1,358)	17,397	82,346	99,743	2	(1,386)	1,085	(299)
Fidelity VIP Growth & Income (IQ3 ™)	(368)	(3,407)	17,675	13,900	9	(7,517)	(1)	(76)	(7,585)	6,315	60,768	67,083	2	(1,024)	(1)	(1,023)
Fidelity VIP Growth & Income (Pinnacle Plus ™)	(666)	(29,454)	58,824	28,704	55,038	(4,004)	(8,126)	(94)	42,814	71,518	82,953	154,471	6,287	(540)	(708)	5,039
Fidelity VIP Growth & Income (Advantedge ™) (Nov 23) *	158	—	328	486	26,272	—	—	(23)	26,249	26,735	—	26,735	3,406	(3)	—	3,403

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (Advantedge ™)	$(241)	$(6,873)	$11,417	$4,303	$12,577	$(12,105)	$1	$(10)	$463	$4,766	$16,099	$20,865	1,925	(1,843)	—	82
Fidelity VIP Growth (AnnuiChoice II ™)	(912)	(48,900)	75,870	26,058	90,399	(51,295)	(19,138)	(330)	19,636	45,694	101,097	146,791	12,291	(7,337)	(2,780)	2,174
Fidelity VIP Growth (AnnuiChoice ™)	(708)	(24,785)	45,893	20,400	225	(20,913)	(11,935)	(181)	(32,804)	(12,404)	111,589	99,185	32	(2,946)	(2,080)	(4,994)
Fidelity VIP Growth (GrandMaster flex3 ™)	(1,445)	(11,601)	38,497	25,451	—	(21,833)	(5,000)	(62)	(26,895)	(1,444)	120,342	118,898	—	(2,705)	(655)	(3,360)
Fidelity VIP Growth (GrandMaster ™)	(2,920)	(81,720)	148,439	63,799	23,540	(67,832)	2,605	(148)	(41,835)	21,964	283,295	305,259	3,521	(10,529)	192	(6,816)
Fidelity VIP Growth (IQ3 ™)	(1,450)	(94,687)	115,900	19,763	38	(39,310)	(11,898)	(157)	(51,327)	(31,564)	156,093	124,529	7	(7,330)	(3,935)	(11,258)
Fidelity VIP Growth (Pinnacle Plus ™)	(2,199)	(53,593)	85,368	29,576	34,660	(3,649)	(34,943)	(214)	(4,146)	25,430	187,260	212,690	3,655	(448)	(5,533)	(2,326)
Fidelity VIP Growth Opportunities (Advantedge ™)	(413)	(1,152)	14,446	12,881	49,584	—	(2,175)	(329)	47,080	59,961	10,229	70,190	7,960	(49)	(319)	7,592
Fidelity VIP Growth Opportunities (AnnuiChoice II ™)	(26)	(49)	1,322	1,247	2,040	(30)	1,468	(7)	3,471	4,718	868	5,586	292	(5)	209	496
Fidelity VIP Growth Opportunities (AnnuiChoice ™)	(134)	(1,170)	7,738	6,434	—	(2,565)	846	(29)	(1,748)	4,686	16,195	20,881	—	(378)	111	(267)
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)	(565)	(6,460)	22,224	15,199	—	(10,469)	(13)	(67)	(10,549)	4,650	38,772	43,422	—	(1,226)	(1)	(1,227)
Fidelity VIP Growth Opportunities (IQ3 ™)	(651)	(2,195)	22,559	19,713	2,100	(2,000)	(1,648)	(64)	(1,612)	18,101	44,599	62,700	321	(261)	(212)	(152)
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)	(2,096)	(39,161)	100,456	59,199	80,084	(5,070)	223,574	(106)	298,482	357,681	45,594	403,275	8,508	(773)	26,977	34,712
Fidelity VIP High Income (AnnuiChoice II ™)	2,965	(7,267)	23,099	18,797	90,770	(94,347)	(99)	(37)	(3,713)	15,084	34,656	49,740	10,599	(10,534)	(12)	53
Fidelity VIP High Income (AnnuiChoice ™)	30,789	(17,718)	146,946	160,017	—	(22,800)	739	(973)	(23,034)	136,983	361,038	498,021	—	(1,765)	834	(931)
Fidelity VIP High Income (GrandMaster flex3 ™)	83,751	19,987	356,027	459,765	—	(116,109)	(22,187)	(159)	(138,455)	321,310	1,129,694	1,451,004	—	(9,281)	(831)	(10,112)
Fidelity VIP High Income (IQ3 ™)	412,366	22,059	1,230,479	1,664,904	176,810	(570,100)	2,665,446	(1,074)	2,271,082	3,935,986	2,847,494	6,783,480	16,260	(50,889)	250,011	215,382
Fidelity VIP High Income (Pinnacle Plus ™)	10,007	(30,179)	73,953	53,781	240	(11,655)	(29,499)	(143)	(41,057)	12,724	166,454	179,178	22	(1,065)	(3,167)	(4,210)
Fidelity VIP High Income (Advantedge ™) (May 26) *	17,405	10,565	5,927	33,897	46,186	(5,100)	339,180	(64)	380,202	414,099	—	414,099	5,076	(509)	34,014	38,581
Fidelity VIP II Index 500 (Advantedge ™)	1,911	3,302	61,401	66,614	221,263	—	(65,947)	(1,006)	154,310	220,924	29,750	250,674	35,524	(131)	(9,762)	25,631
Fidelity VIP II Index 500 (AnnuiChoice II ™)	2,623	(33,075)	84,476	54,024	181,017	(66,672)	(8,699)	(678)	104,968	158,992	89,063	248,055	30,107	(11,001)	(1,210)	17,896
Fidelity VIP II Index 500 (AnnuiChoice ™)	5,766	(88,365)	176,787	94,188	—	(52,670)	(39,618)	(1,191)	(93,479)	709	491,971	492,680	—	(7,175)	(5,501)	(12,676)
Fidelity VIP II Index 500 (GrandmasterFlex3 ™)	3,828	(62,085)	167,867	109,610	175	(94,952)	32,865	(559)	(62,471)	47,139	521,822	568,961	33	(15,691)	5,096	(10,562)
Fidelity VIP II Index 500 (Grandmaster ™)	9,097	(452,244)	786,279	343,132	5,422	(133,305)	(258,193)	(980)	(387,056)	(43,924)	1,423,276	1,379,352	834	(21,951)	(30,685)	(51,802)
Fidelity VIP II Index 500 (IQ3 ™)	3,898	(35,570)	134,019	102,347	193	(25,395)	(16,121)	(461)	(41,784)	60,563	456,284	516,847	31	(3,632)	(2,390)	(5,991)
Fidelity VIP II Index 500 (Pinnacle Plus ™)	7,859	(102,787)	354,530	259,602	38,502	(91,464)	(41,835)	(679)	(95,476)	164,126	1,167,479	1,331,605	4,320	(9,687)	(5,284)	(10,651)
Fidelity VIP Investment Grade Bond (Advantedge ™)	2,072	2,125	829	5,026	78,521	(12,358)	(1,450)	(223)	64,490	69,516	14,344	83,860	7,459	(1,200)	(7)	6,252
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	10,361	(167)	8,102	18,296	75,375	(1,942)	(24,207)	(178)	49,048	67,344	107,510	174,854	6,911	(200)	(2,129)	4,582
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	96,776	(48,144)	60,354	108,986	—	(82,027)	(448,536)	(1,853)	(532,416)	(423,430)	1,368,725	945,295	—	(6,480)	(37,703)	(44,183)
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	61,311	(12,918)	53,857	102,250	333	(430,431)	(173,386)	(497)	(603,981)	(501,731)	1,026,947	525,216	32	(39,702)	(15,016)	(54,686)
Fidelity VIP Investment Grade Bond (GrandMaster ™)	32,135	(2,922)	23,529	52,742	6,555	(44,942)	269,710	(154)	231,169	283,911	300,317	584,228	642	(4,353)	25,718	22,007
Fidelity VIP Investment Grade Bond (IQ3 ™)	48,103	(12,709)	46,767	82,161	47	(65,430)	705	(792)	(65,470)	16,691	625,575	642,266	4	(5,222)	147	(5,071)
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	37,571	215	24,925	62,711	88,640	(24,326)	241,875	(444)	305,745	368,456	372,313	740,769	7,691	(2,285)	21,994	27,400
Fidelity VIP Mid Cap (AnnuiChoice II ™)	29	(28,204)	71,471	43,296	102,002	(41,864)	592	(78)	60,652	103,948	66,993	170,941	13,541	(5,749)	155	7,947
Fidelity VIP Mid Cap (AnnuiChoice ™)	(787)	(138,566)	279,627	140,274	—	(65,710)	(165,196)	(985)	(231,891)	(91,617)	489,007	397,390	—	(3,957)	(10,611)	(14,568)
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	(4,551)	(107,028)	344,723	233,144	497	(109,563)	(42,515)	(580)	(152,161)	80,983	725,818	806,801	34	(7,576)	(3,240)	(10,782)
Fidelity VIP Mid Cap (Grandmaster ™)	(953)	(289,992)	378,679	87,734	11,071	(29,939)	(57,581)	(278)	(76,727)	11,007	692,322	703,329	910	(2,668)	(15,242)	(17,000)
Fidelity VIP Mid Cap (IQ Annuity ™)	(4,375)	(142,196)	422,776	276,205	6,407	(85,729)	(61,860)	(415)	(141,597)	134,608	882,412	1,017,020	384	(6,001)	(5,456)	(11,073)
Fidelity VIP Mid Cap (Pinnacle Plus ™)	(7,544)	(78,155)	508,018	422,319	88,871	(43,924)	277,258	(1,785)	320,420	742,739	1,079,091	1,821,830	5,240	(3,096)	16,955	19,099
Fidelity VIP Mid Cap (Advantedge ™) (March 18) *	581	1,433	7,636	9,650	51,964	(6,142)	86,496	(176)	132,142	141,792	—	141,792	6,769	(788)	10,126	16,107
Fidelity VIP Overseas (Advantedge ™)	1,079	(5,124)	20,449	16,404	56,701	—	1,290	(480)	57,511	73,915	39,449	113,364	8,365	(72)	278	8,571
Fidelity VIP Overseas (AnnuiChoice II ™)	1,658	(69,793)	97,536	29,401	69,522	(64,188)	16,674	(323)	21,685	51,086	106,933	158,019	10,704	(9,353)	1,467	2,818
Fidelity VIP Overseas (AnnuiChoice ™)	4,441	(109,604)	181,360	76,197	67	(49,372)	(35,894)	(590)	(85,789)	(9,592)	417,426	407,834	3	(4,924)	(3,725)	(8,646)
Fidelity VIP Overseas (GrandMaster flex3 ™)	1,394	(85,737)	150,091	65,748	14	(89,521)	(143)	(209)	(89,859)	(24,111)	326,982	302,871	2	(8,786)	46	(8,738)
Fidelity VIP Overseas (GrandMaster ™)	639	(363,992)	378,097	14,744	4,213	(44,200)	(295,779)	(278)	(336,044)	(321,300)	512,441	191,141	717	(7,155)	(54,972)	(61,410)
Fidelity VIP Overseas (IQ3 ™)	3,656	(123,799)	232,602	112,459	9,955	(67,339)	4,976	(288)	(52,696)	59,763	485,005	544,768	1,406	(8,309)	1,165	(5,738)
Fidelity VIP Overseas (Pinnacle Plus ™)	2,069	(362,441)	427,350	66,978	12,034	(62,325)	(221,328)	(542)	(272,161)	(205,183)	702,529	497,346	834	(5,383)	(21,178)	(25,727)
Fidelity VIP Value Stratagies (AnnuiChoice ™)	1	8	2,020	2,029	—	—	14,989	(6)	14,983	17,012	—	17,012	—	(1)	2,097	2,096
Fidelity VIP Value Strategies (GrandMaster ™) (July 14) *	(396)	3,863	24,517	27,984	—	(8,228)	88,293	(9)	80,056	108,040	—	108,040	—	(1,101)	14,489	13,388
Fidelity VIP Value Strategies (GrandMaster flex3 ™) (Dec 14) *	12	—	74	86	—	—	6,279	—	6,279	6,365	—	6,365	—	—	791	791
Fidelity VIP Value Strategies (AnnuiChoice II ™) (Aug 24) *	(4)	2	561	559	2,523	—	5,133	(6)	7,650	8,209	—	8,209	320	(1)	695	1,014
Fidelity VIP Value Strategies (Pinnacle Plus ™) (April 24) *	(496)	3,308	9,958	12,770	110,179	(1,127)	241,834	(8)	350,878	363,648	—	363,648	14,126	(146)	31,328	45,308

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 1:
JPMorgan IT Mid Cap (IQ3 ™) (April 24) *	$(345)	$57	$8,962	$8,674	$—	$(47)	$30,091	$(24)	$30,020	$38,694	$—	$38,694	—	(6)	2,953	2,947
JPMorgan IT Mid Cap (Grandmaster ™) (April 24) *	(524)	216	14,484	14,176	—	(1,194)	49,566	(9)	48,363	62,539	—	62,539	—	(104)	4,864	4,760
JPMorgan IT Mid Cap (GrandMaster flex3 ™) (April 24) *	(925)	2,023	20,793	21,891	—	(12,264)	80,219	(65)	67,890	89,781	—	89,781	—	(1,029)	7,872	6,843
JPMorgan IT Mid Cap (Pinnacle Plus ™) (April 24) *	(5,415)	2,149	120,491	117,225	—	(8,592)	412,083	(457)	403,034	520,259	—	520,259	—	(753)	40,440	39,687
JPMorgan IT Mid Cap (AnnuiChoice ™) (April 24) *	(1,067)	1,205	39,498	39,636	—	(5,042)	135,981	(28)	130,911	170,547	—	170,547	—	(395)	13,344	12,949
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	2,398	(575)	6,760	8,583	—	(7,005)	(1)	(31)	(7,037)	1,546	29,810	31,356	—	(360)	1	(359)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	1,465	(6,968)	10,943	5,440	—	(9,804)	(22,327)	(6)	(32,137)	(26,697)	36,042	9,345	—	(530)	(1,352)	(1,882)
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	728	(1,344)	3,444	2,828	—	—	(4,319)	(16)	(4,335)	(1,507)	14,051	12,544	—	(1)	(287)	(288)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	116	(649)	2,034	1,501	—	(288)	—	(6)	(294)	1,207	5,634	6,841	—	(42)	—	(42)
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	940	(4,293)	13,750	10,397	—	(10,228)	(1)	(85)	(10,314)	83	43,883	43,966	—	(691)	1	(690)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	2,023	(84,181)	109,818	27,660	—	(13,035)	(11,015)	(119)	(24,169)	3,491	137,855	141,346	—	(878)	(1,137)	(2,015)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	1,072	(2,673)	17,817	16,216	—	—	—	(52)	(52)	16,164	61,288	77,452	—	(4)	(1)	(5)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	6,167	(102,574)	163,402	66,995	9,871	(32,639)	(37,357)	(233)	(60,358)	6,637	294,612	301,249	842	(2,641)	(3,766)	(5,565)
Franklin Growth and Income Securities (Advantedge ™)	792	(1,186)	6,227	5,833	15,600	—	(912)	(303)	14,385	20,218	22,633	42,851	1,875	(43)	(72)	1,760
Franklin Growth and Income Securities (AnnuiChoice II ™)	1,651	(1,661)	12,460	12,450	14,022	(422)	3,870	(91)	17,379	29,829	26,012	55,841	2,327	(75)	561	2,813
Franklin Growth and Income Securities (AnnuiChoice ™)	15,316	(91,931)	168,889	92,274	—	(31,709)	(39,941)	(789)	(72,439)	19,835	437,540	457,375	—	(3,343)	(4,317)	(7,660)
Franklin Growth and Income Securities (GrandMaster flex3 ™)	8,405	(42,904)	90,535	56,036	50	(18,075)	(16,786)	(271)	(35,082)	20,954	264,418	285,372	5	(1,983)	(1,887)	(3,865)
Franklin Growth and Income Securities (Grandmaster ™)	17,081	(440,905)	540,029	116,205	—	(83,810)	(76,288)	(168)	(160,266)	(44,061)	749,520	705,459	—	(9,477)	(10,434)	(19,911)
Franklin Growth and Income Securities (IQ Annuity ™)	25,838	(184,014)	326,444	168,268	2,500	(107,140)	(8,089)	(740)	(113,469)	54,799	814,225	869,024	256	(10,943)	(2,068)	(12,755)
Franklin Growth and Income Securities (Pinnacle Plus ™)	24,915	(147,894)	297,733	174,754	1,740	(55,232)	(58,731)	(656)	(112,879)	61,875	837,195	899,070	208	(6,109)	(7,270)	(13,171)
Franklin Income Securities (Advantedge ™)	2,722	(1,203)	14,985	16,504	26,939	—	31,828	(238)	58,529	75,033	27,082	102,115	3,431	(28)	3,457	6,860
Franklin Income Securities (AnnuiChoice II ™)	10,910	(18,410)	56,368	48,868	81,746	(9,297)	(33,229)	(151)	39,069	87,937	130,335	218,272	8,863	(1,058)	(3,521)	4,284
Franklin Income Securities (AnnuiChoice ™)	27,125	(16,788)	104,742	115,079	28	(32,921)	(4,809)	(655)	(38,357)	76,722	375,908	452,630	2	(2,617)	(607)	(3,222)
Franklin Income Securities (GrandMaster flex3 ™)	122,278	(205,116)	609,794	526,956	617	(85,653)	(277,571)	(1,734)	(364,341)	162,615	2,020,642	2,183,257	51	(6,748)	(26,425)	(33,122)
Franklin Income Securities (Grandmaster ™)	87,225	(676,295)	923,156	334,086	5,130	(94,983)	(416,826)	(542)	(507,221)	(173,135)	1,916,661	1,743,526	389	(7,252)	(45,235)	(52,098)
Franklin Income Securities (IQ
Annuity ™)	69,936	(181,510)	402,973	291,399	22,836	(138,569)	(40,753)	(1,088)	(157,574)	133,825	1,072,711	1,206,536	1,754	(11,682)	(4,587)	(14,515)
Franklin Income Securities (Pinnacle Plus ™)	93,310	(122,492)	444,075	414,893	1,775	(96,228)	(203,671)	(1,288)	(299,412)	115,481	1,554,936	1,670,417	168	(8,700)	(20,896)	(29,428)
Franklin Large Cap Growth Securities (Advantedge ™)	(265)	565	7,116	7,416	47,164	—	(1,876)	(261)	45,027	52,443	10,363	62,806	5,838	(31)	(214)	5,593
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	149	(693)	20,064	19,520	—	(650)	3,399	(49)	2,700	22,220	68,202	90,422	—	(87)	401	314
Franklin Large Cap Growth Securities (AnnuiChoice ™)	67	(895)	11,895	11,067	—	(807)	41,705	(120)	40,778	51,845	34,803	86,648	—	(91)	3,492	3,401
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	(176)	(32,767)	50,099	17,156	—	(31,237)	(7,130)	(59)	(38,426)	(21,270)	88,051	66,781	—	(3,066)	(785)	(3,851)
Franklin Large Cap Growth Securities (Grandmaster ™)	4	(3,776)	16,998	13,226	30	(3,582)	(2,489)	(50)	(6,091)	7,135	51,705	58,840	3	(347)	(266)	(610)
Franklin Large Cap Growth Securities (IQ Annuity ™)	(225)	(16,030)	65,632	49,377	—	(27,111)	1,685	(131)	(25,557)	23,820	202,422	226,242	—	(2,957)	232	(2,725)
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	(672)	(20,681)	72,269	50,916	3,707	(35,559)	31,353	(238)	(737)	50,179	177,926	228,105	406	(3,867)	3,567	106
Franklin Mutual Shares Securities (Advantedge ™)	1,509	(4,118)	55,481	52,872	144,970	(194)	167,559	(1,334)	311,001	363,873	110,668	474,541	19,398	(210)	21,763	40,951
Franklin Mutual Shares Securities (AnnuiChoice II ™)	793	(11,271)	31,030	20,552	27,733	(7,481)	(7,706)	(216)	12,330	32,882	86,565	119,447	3,489	(1,018)	(1,117)	1,354
Franklin Mutual Shares Securities (AnnuiChoice ™)	4,168	(121,467)	218,470	101,171	—	(37,821)	(107,078)	(668)	(145,567)	(44,396)	467,562	423,166	—	(3,486)	(8,056)	(11,542)
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	3,372	(157,922)	371,267	216,717	360	(54,257)	(158,304)	(909)	(213,110)	3,607	1,212,392	1,215,999	32	(4,719)	(16,913)	(21,600)
Franklin Mutual Shares Securities (IQ Annuity ™)	1,560	(64,329)	118,068	55,299	3,732	(30,070)	41,117	(350)	14,429	69,728	266,118	335,846	356	(3,111)	3,146	391
Franklin Mutual Shares Securities (Pinnacle Plus ™)	2,425	(81,338)	296,202	217,289	7,868	(43,329)	(54,799)	(622)	(90,882)	126,407	1,018,727	1,145,134	680	(4,202)	(6,122)	(9,644)
Franklin Mutual Shares Securities Standard (IQ Advisor ™)	123	(24)	2,035	2,134	—	—	—	—	—	2,134	8,437	10,571	—	—	—	—
Franklin Mutual Shares Securities(Grandmaster ™)	7,493	(569,404)	836,006	274,095	3,616	(84,426)	(242,928)	(783)	(324,521)	(50,426)	1,648,504	1,598,078	299	(7,347)	(26,299)	(33,347)
Franklin Small Cap Value Securities (Advantedge ™) (May 26) *	(84)	1,459	4,088	5,463	37,747	(6,052)	51,505	(48)	83,152	88,615	—	88,615	4,918	(743)	5,954	10,129
Franklin Small Cap Value Securities (AnnuiChoice II ™) (June 24) *	(3)	—	110	107	398	—	—	—	398	505	—	505	67	—	—	67
Franklin Small Cap Value Securities (AnnuiChoice ™)	749	(18,958)	44,020	25,811	—	(33,407)	63,305	(286)	29,612	55,423	70,080	125,503	—	(5,950)	10,705	4,755
Franklin Small Cap Value Securities (GrandmasterFlex3 ™)	38	1,484	10,401	11,923	—	—	3,868	(32)	3,836	15,759	43,861	59,620	—	(5)	522	517
Franklin Small Cap Value Securities (Grandmaster ™)	1,836	(301,040)	491,798	192,594	3,371	(53,662)	(7,019)	(494)	(57,804)	134,790	747,437	882,227	517	(8,722)	(1,170)	(9,375)
Franklin Small Cap Value Securities (IQ3 ™)	36	529	6,061	6,626	4,426	(487)	24,208	(25)	28,122	34,748	6,943	41,691	881	(73)	3,597	4,405
Franklin Small Cap Value Securities (Pinnacle Plus ™)	(564)	(141,434)	152,748	10,750	11,963	(8,160)	(119,826)	(155)	(116,178)	(105,428)	365,090	259,662	1,832	(1,459)	(27,893)	(27,520)
Templeton Foreign Securities Fund (AnnuiChoice II ™)	422	445	9,447	10,314	13,369	(598)	34,407	(29)	47,149	57,463	22,351	79,814	1,367	(65)	3,657	4,959
Templeton Foreign Securities Fund (AnnuiChoice II ™)	3,002	(22,947)	67,850	47,905	15	(18,514)	(15,789)	(202)	(34,490)	13,415	131,948	145,363	1	(1,349)	(530)	(1,878)

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Foreign Securities Fund (Advantedge ™)	$483	$(697)	$13,081	$12,867	$33,088	$—	$(340)	$(320)	$32,428	$45,295	$32,620	$77,915	3,969	(43)	(51)	3,875
Templeton Foreign Securities Fund (GrandMaster flex3 ™)	7,531	(21,695)	132,909	118,745	—	(54,531)	(45,979)	(214)	(100,724)	18,021	388,437	406,458	—	(3,811)	(3,011)	(6,822)
Templeton Foreign Securities Fund (Grandmaster ™)	2,390	(37,549)	129,667	94,508	35	(13,793)	183,295	(58)	169,479	263,987	165,519	429,506	3	(903)	12,664	11,764
Templeton Foreign Securities Fund (Pinnacle Plus ™)	7,436	(30,182)	193,552	170,806	98,700	(16,146)	215,158	(498)	297,214	468,020	489,994	958,014	6,824	(1,211)	13,114	18,727
Templeton Growth Securities (Advantedge ™)	409	(2,356)	10,922	8,975	18,241	—	(2,401)	(336)	15,504	24,479	26,783	51,262	2,312	(49)	(212)	2,051
Templeton Growth Securities (AnnuiChoice II ™)	425	(10,119)	14,490	4,796	4,645	(914)	(6,340)	(26)	(2,635)	2,161	26,414	28,575	682	(121)	(1,248)	(687)
Templeton Growth Securities (AnnuiChoice ™)	1,025	(29,160)	39,993	11,858	—	(16,452)	(18,561)	(107)	(35,120)	(23,262)	54,716	31,454	—	(1,512)	(1,298)	(2,810)
Templeton Growth Securities (GrandMaster flex3 ™)	12,408	(112,593)	300,535	200,350	360	(33,111)	(70,792)	(667)	(104,210)	96,140	803,273	899,413	32	(2,962)	(7,216)	(10,146)
Templeton Growth Securities (Grandmaster ™)	4,050	(45,902)	95,146	53,294	1,927	(68,950)	89,630	(38)	22,569	75,863	246,168	322,031	210	(6,344)	6,399	265
Templeton Growth Securities (IQ Annuity ™)	11,531	(48,716)	218,719	181,534	400	(45,931)	(15,645)	(365)	(61,541)	119,993	665,284	785,277	43	(4,025)	(1,466)	(5,448)
Templeton Growth Securities (Pinnacle Plus ™)	4,802	(37,938)	149,563	116,427	83,968	(27,254)	222,798	(290)	279,222	395,649	412,830	808,479	7,006	(2,547)	17,784	22,243
Templeton Growth Securities Standard (IQ Advisor ™)	109	(15)	1,101	1,195	—	—	1	—	1	1,196	3,942	5,138	—	—	—	—
Van Kampen LIT Comstock (AnnuiChoice ™)	2,196	(16,424)	26,115	11,887	—	(18,376)	(56,979)	(59)	(75,414)	(63,527)	88,499	24,972	—	(1,618)	(4,945)	(6,563)
Van Kampen LIT Comstock (GrandMaster flex3 ™)	3,598	(50,784)	71,918	24,732	—	(23,289)	(35,276)	(61)	(58,626)	(33,894)	175,461	141,567	—	(2,260)	(3,995)	(6,255)
Van Kampen LIT Comstock (Grandmaster ™)	1,955	(5,712)	20,424	16,667	40	(9,452)	247	(53)	(9,218)	7,449	64,531	71,980	4	(837)	82	(751)
Van Kampen LIT Comstock (IQ Annuity ™)	672	(26,661)	29,806	3,817	—	(26,196)	(2,296)	(33)	(28,525)	(24,708)	46,873	22,165	—	(2,790)	(85)	(2,875)
Van Kampen LIT Comstock (Pinnacle Plus ™)	3,907	(24,240)	55,005	34,672	—	(9,547)	(29,236)	(159)	(38,942)	(4,270)	166,334	162,064	—	(948)	(3,168)	(4,116)
Van Kampen LIT Comstock (AnnuiChoice II ™) (June 30) *	78	157	1,617	1,852	8,055	(353)	(701)	(36)	6,965	8,817	—	8,817	1,187	(53)	(86)	1,048
Van Kampen LIT Capital Growth (AnnuiChoice ™)	(27)	3	1,179	1,155	—	—	3,743	(5)	3,738	4,893	—	4,893	—	—	373	373
Van Kampen LIT Capital Growth (GrandMaster flex3 ™)	(110)	(415)	3,983	3,458	—	—	(4,952)	(4)	(4,956)	(1,498)	5,651	4,153	—	(1)	(400)	(401)
Van Kampen LIT Capital Growth (Grandmaster ™)	(922)	4,142	28,960	32,180	—	(8,177)	144,776	(8)	136,591	168,771	212	168,983	—	(716)	13,891	13,175
Van Kampen LIT Capital Growth (Pinnacle Plus ™)	(3,911)	(7,136)	111,075	100,028	88,053	(3,772)	258,547	(97)	342,731	442,759	74,728	517,487	8,514	(377)	27,528	35,665
Van Kampen LIT Capital Growth (Advantedge ™) (Dec 22) *	(4)	—	111	107	9,600	—	—	(2)	9,598	9,705	—	9,705	1,065	—	—	1,065
Van Kampen LIT Capital Growth (AnnuiChoice II ™) (May 29) *	(28)	12	1,038	1,022	1,785	(39)	2,274	(2)	4,018	5,040	—	5,040	221	(4)	275	492
Van Kampen UIF Emerging Markets Debt (Advantedge ™)	1,567	(235)	6,399	7,731	27,943	—	2,476	(173)	30,246	37,977	23,939	61,916	2,684	(17)	242	2,909
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	583	(32)	1,933	2,484	2,230	—	25,518	(5)	27,743	30,227	8,349	38,576	205	—	2,323	2,528
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	1,230	(325)	4,561	5,466	—	—	92,504	(87)	92,417	97,883	18,440	116,323	—	(8)	8,379	8,371
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3 ™)	5,596	(6,335)	23,132	22,393	—	(26,457)	8,066	(12)	(18,403)	3,990	95,439	99,429	—	(2,844)	749	(2,095)
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	1,328	(633)	4,469	5,164	—	(185)	2,841	(6)	2,650	7,814	17,916	25,730	—	(10)	158	148
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	5,785	(30,592)	42,734	17,927	492	(858)	(39,274)	(118)	(39,758)	(21,831)	125,107	103,276	33	(68)	(3,086)	(3,121)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	17,286	(8,855)	54,373	62,804	—	(6,185)	2,939	(473)	(3,719)	59,085	218,114	277,199	—	(493)	376	(117)
Van Kampen UIF Emerging Markets Equity (Advantedge ™)	(1,652)	(17,634)	68,713	49,427	79,692	(45)	4,153	(636)	83,164	132,591	47,412	180,003	12,342	(106)	670	12,906
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	(681)	(289)	31,108	30,138	16,868	(40)	7,556	(106)	24,278	54,416	35,767	90,183	1,668	(15)	857	2,510
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	(3,774)	(28,028)	221,930	190,128	—	(57,800)	254,821	(951)	196,070	386,198	181,281	567,479	—	(2,402)	10,670	8,268
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	(9,319)	(275,968)	579,897	294,610	300	(103,562)	88,961	(685)	(14,986)	279,624	502,203	781,827	13	(5,077)	3,120	(1,944)
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	(11,452)	(177,768)	628,824	439,604	3,645	(57,076)	219,996	(621)	165,944	605,548	570,185	1,175,733	143	(2,457)	9,387	7,073
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	(3,950)	(208,230)	334,613	122,433	4,448	(16,767)	36,972	(272)	24,381	146,814	234,377	381,191	232	(643)	28	(383)
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	(15,555)	(165,636)	648,587	467,396	128,299	(64,371)	444,282	(963)	507,247	974,643	485,100	1,459,743	5,393	(3,103)	22,116	24,406
Van Kampen UIF U.S. Mid Cap (IQ Annuity ™) (Oct 21) *	(3)	—	15	12	—	—	1,001	—	1,001	1,013	—	1,013	—	—	121	121
Van Kampen UIF U.S. Mid Cap (AnnuiChoice II ™) (Jan 5) *	(61)	111	2,382	2,432	13,670	—	755	(45)	14,380	16,812	—	16,812	1,863	(5)	143	2,001
Van Kampen UIF U.S. Mid Cap (AnnuiChoice ™) (Dec 4) *	(4)	—	122	118	—	—	5,000	—	5,000	5,118	—	5,118	—	—	608	608
Van Kampen UIF U.S. Mid Cap (Advantedge ™)	(706)	2,650	25,351	27,295	100,200	—	12,154	(528)	111,826	139,121	10,449	149,570	14,385	(67)	1,904	16,222
Van Kampen UIF U.S. Mid Cap (Grandmaster ™)	179	790	1,993	2,962	—	—	65,797	(1)	65,796	68,758	5,203	73,961	—	—	7,980	7,980
Van Kampen UIF U.S. Mid Cap (Pinnacle Plus ™)	(343)	(77,127)	56,982	(20,488)	3,833	(113)	(60,041)	(4)	(56,325)	(76,813)	97,168	20,355	678	(21)	(14,179)	(13,522)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	548	(1,014)	9,667	9,201	239	(213)	3,441	(26)	3,441	12,642	30,844	43,486	57	(50)	711	718
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	(180)	(20,295)	18,725	(1,750)	1,523	(6,917)	(100,250)	(105)	(105,749)	(107,499)	121,594	14,095	337	(1,742)	(21,939)	(23,344)
Van Kampen UIF U.S. Real Estate (Pinnacle Plus ™)	5,079	(602,069)	672,270	75,280	4,909	(21,234)	(112,367)	(762)	(129,454)	(54,174)	655,492	601,318	389	(1,943)	(13,584)	(15,138)
Van Kampen UIF U.S. Real Estate (Advantedge ™) (Feb 19) *	71	674	4,197	4,942	3,849	(48)	24,974	(15)	28,760	33,702	—	33,702	782	(11)	3,564	4,335
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3 ™)	894	(35,088)	49,480	15,286	—	(3,205)	1,072	(42)	(2,175)	13,111	59,388	72,499	—	(769)	326	(443)
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	1,610	(412,705)	435,802	24,707	—	(15,025)	(116,775)	(132)	(131,932)	(107,225)	343,935	236,710	—	(1,051)	(10,159)	(11,210)
Van Kampen UIF U.S. Real Estate (IQ3 ™)	892	(57,375)	66,715	10,232	3,306	(2,554)	11,638	(79)	12,311	22,543	98,778	121,321	329	(194)	(348)	(213)

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class B:
Columbia VIT Mid Cap (Grandmaster ™) (Aug 26) *	$(169)	$115	$3,500	$3,446	$—	$—	$33,972	$—	$33,972	$37,418	$—	$37,418	—	—	2,888	2,888
Columbia VIT Mid Cap (Pinnacle Plus ™) (Nov 30) *	(2)	—	92	90	1,559	—	(1)	—	1,558	1,648	—	1,648	128	—	—	128
Columbia VIT Small Cap (Grandmaster ™) (Aug 26) *	(126)	71	1,611	1,556	—	—	26,802	—	26,802	28,358	—	28,358	—	—	2,265	2,265
Columbia VIT Small Cap (Advantedge ™) (Oct 20) *	(29)	(1)	172	142	13,169	—	(82)	—	13,087	13,229	—	13,229	1,065	—	(6)	1,059
Columbia VIT Small Cap (Pinnacle Plus ™) (Nov 30) *	(3)	—	131	128	1,782	—	—	—	1,782	1,910	—	1,910	153	—	—	153
DWS Small Cap Index VIP (AnnuiChoice II ™)	84	(1,042)	5,117	4,159	—	(421)	(314)	(57)	(792)	3,367	15,324	18,691	—	(69)	18	(51)
DWS Small Cap Index VIP (AnnuiChoice ™)	628	(6,745)	27,686	21,569	—	(9,109)	(7,976)	(435)	(17,520)	4,049	98,247	102,296	—	(909)	(777)	(1,686)
DWS Small Cap Index VIP (GrandMaster flex3 ™)	132	(32,156)	50,290	18,266	—	(25,056)	(15,128)	(78)	(40,262)	(21,996)	115,379	93,383	—	(2,318)	(1,662)	(3,980)
DWS Small Cap Index VIP (Grandmaster ™)	—	(2,610)	5,053	2,443	—	(3,612)	2,437	(18)	(1,193)	1,250	16,320	17,570	—	(476)	218	(258)
DWS Small Cap Index VIP (IQ3 ™)	60	798	14,441	15,299	—	(50)	(854)	(54)	(958)	14,341	62,294	76,635	—	(10)	(66)	(76)
DWS Small Cap Index VIP (Pinnacle Plus ™)	2	(13,991)	74,533	60,544	—	(20,309)	(26,385)	(254)	(46,948)	13,596	280,699	294,295	—	(2,036)	(2,433)	(4,469)
DWS Small Cap Index VIP (Advantedge ™) (Mar 18) *	(5)	277	835	1,107	1,780	—	3,001	—	4,781	5,888	—	5,888	288	—	375	663
Non-Affiliated Advisor Class:
Pimco VIT All Asset (IQ Annuity ™)	4,101	(1,524)	17,031	19,608	307	(932)	33,574	(80)	32,869	52,477	25,842	78,319	36	(123)	4,902	4,815
Pimco VIT All Asset (Pinnacle Plus ™)	3,078	(60,293)	43,646	(13,569)	34	(205)	(76,476)	(23)	(76,670)	(90,239)	174,140	83,901	4	(29)	(12,624)	(12,649)
Pimco VIT All Asset (Grandmaster ™)	104	—	(139)	(35)	—	—	2,613	—	2,613	2,578	—	2,578	—	—	262	262
Pimco VIT All Asset (GrandMaster flex3 ™) (Dec 14) *	199	—	(210)	(11)	—	—	4,898	—	4,898	4,887	—	4,887	—	—	497	497
Pimco VIT All Asset (Advantedge ™) (July 24) *	6,978	32	(4,425)	2,585	74,790	—	93,204	(215)	167,779	170,364	—	170,364	7,823	(22)	9,420	17,221
Pimco VIT All Asset (AnnuiChoice II ™)	8,821	(341)	20,008	28,488	5,429	—	1,115	(3)	6,541	35,029	135,821	170,850	648	—	136	784
Pimco VIT All Asset (AnnuiChoice ™)	3,424	(1,174)	8,489	10,739	—	(359)	1,366	—	1,007	11,746	53,156	64,902	—	(41)	142	101
Pimco VIT Commodity Real Return Strategy (Advantedge ™)	9,369	(419)	16,848	25,798	53,233	—	73	(514)	52,792	78,590	44,563	123,153	9,025	(88)	214	9,151
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	5,918	(1,614)	9,052	13,356	13,710	(483)	26,841	(190)	39,878	53,234	22,180	75,414	2,414	(121)	4,300	6,593
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	2,361	(4,445)	10,228	8,144	—	(5,258)	15,320	(65)	9,997	18,141	9,920	28,061	—	(969)	3,083	2,114
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	26,523	(1,968)	61,194	85,749	1,779	(9,615)	206,442	(135)	198,471	284,220	42,199	326,419	310	(1,819)	41,706	40,197
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	12,811	(4,464)	32,187	40,534	9,373	(5,267)	32,036	(95)	36,047	76,581	84,385	160,966	1,951	(987)	5,539	6,503
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	4,250	1,149	5,277	10,676	—	(57)	31,746	(52)	31,637	42,313	10,010	52,323	—	(18)	5,803	5,785
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	8,893	(85,512)	114,805	38,186	41,381	(6,172)	(30,197)	(28)	4,984	43,170	81,861	125,031	7,001	(1,264)	(4,069)	1,668
Pimco VIT Low Duration (IQ Annuity ™)	1,455	844	(323)	1,976	—	(590)	26,021	(15)	25,416	27,392	14,945	42,337	—	(57)	2,430	2,373
Pimco VIT Low Duration (Grandmaster ™) (Feb 23) *	299	250	(75)	474	—	(429)	8,303	—	7,874	8,348	—	8,348	—	(40)	811	771
Pimco VIT Low Duration (GrandMaster flex3 ™) (Sept 1) *	2,715	1,856	(3,441)	1,130	—	—	99,977	(20)	99,957	101,087	—	101,087	—	(2)	9,366	9,364
Pimco VIT Low Duration (Advantedge ™) (Oct 6) *	462	322	(702)	82	24,446	(251)	56,144	—	80,339	80,421	—	80,421	2,288	(23)	5,219	7,484
Pimco VIT Low Duration (AnnuiChoice II ™) (Sept 1) *	149	94	(146)	97	—	(109)	4,981	(6)	4,866	4,963	—	4,963	—	(11)	469	458
Pimco VIT Low Duration (AnnuiChoice ™) (July 29) *	9,469	5,909	(8,647)	6,731	—	(1,341)	307,226	—	305,885	312,616	—	312,616	—	(123)	28,813	28,690
Pimco VIT Low Duration (Pinnacle Plus ™)	7,510	6,622	3,219	17,351	44,027	(3,262)	35,348	(226)	75,887	93,238	92,287	185,525	4,329	(341)	3,697	7,685
Pimco VIT Real Return (AnnuiChoice II ™) (Mar 11) *	443	1,139	103	1,685	20,750	(273)	475	(19)	20,933	22,618	—	22,618	2,016	(31)	182	2,167
Pimco VIT Real Return (Advantedge ™)	865	(38)	1,084	1,911	12,001	—	753	(90)	12,664	14,575	7,895	22,470	1,218	(9)	75	1,284
Pimco VIT Real Return (AnnuiChoice ™)	4,651	182	(3,282)	1,551	—	—	117,841	(50)	117,791	119,342	—	119,342	—	(5)	11,404	11,399
Pimco VIT Real Return (Grandmaster flex3 ™)	5,721	14,489	277	20,487	—	(13,511)	74,802	(74)	61,217	81,704	—	81,704	—	(1,294)	9,171	7,877
Pimco VIT Real Return (Grandmaster ™)	2,973	180	2,479	5,632	—	(833)	45,987	(1)	45,153	50,785	15,673	66,458	—	(83)	4,711	4,628
Pimco VIT Real Return (IQ Annuity ™)	8,789	185	3,691	12,665	5,307	—	148,694	(49)	153,952	166,617	47,424	214,041	544	(5)	14,742	15,281
Pimco VIT Real Return (Pinnacle Plus ™)	6,572	12,063	5,447	24,082	8,447	(9,570)	45,812	(17)	44,672	68,754	33,248	102,002	874	(992)	6,238	6,120
Pimco VIT Total Return (Advantedge ™)	57,493	40,585	(635)	97,443	1,051,213	—	271,275	(5,906)	1,316,582	1,414,025	355,654	1,769,679	97,113	(533)	24,139	120,719
Pimco VIT Total Return (AnnuiChoice II ™)	41,674	14,670	30,193	86,537	95,676	(2,292)	332,864	(1,165)	425,083	511,620	439,535	951,155	8,856	(313)	31,286	39,829
Pimco VIT Total Return (AnnuiChoice ™)	61,026	52,803	28,715	142,544	2	(21,381)	1,111,532	(1,886)	1,088,267	1,230,811	200,121	1,430,932	0	(2,154)	108,631	106,477
Pimco VIT Total Return (Grandmaster flex3 ™)	9,007	7,314	2,527	18,848	—	(35,555)	267,257	(127)	231,575	250,423	27,640	278,063	—	(3,165)	25,197	22,032
Pimco VIT Total Return (Grandmaster ™)	29,944	42,258	(1,130)	71,072	—	(49,949)	712,763	(158)	662,656	733,728	58,324	792,052	—	(4,718)	69,283	64,565
Pimco VIT Total Return (IQ Annuity ™)	27,232	14,726	8,454	50,412	28,647	(18,382)	400,538	(355)	410,448	460,860	309,036	769,896	2,804	(1,731)	36,577	37,650
Pimco VIT Total Return (Pinnacle Plus ™)	12,811	10,317	3,023	26,151	26,623	(7,374)	(56,648)	(177)	(37,576)	(11,425)	268,495	257,070	2,606	(724)	(5,788)	(3,906)
Non-Affiliated Investor Class:
Rydex VT All-Cap Opportunity Fund (Pinnacle Plus ™)	(98)	(1,012)	1,983	873	890	(1,333)	3,538	(1)	3,094	3,967	2,797	6,764	114	(190)	480	404
Rydex VT All-Cap Opportunity Fund (Advantedge ™)	(459)	(272)	7,935	7,204	—	—	11,260	(73)	11,187	18,391	27,532	45,923	—	(10)	1,386	1,376
Rydex VT All-Cap Opportunity Fund (AnnuiChoice II ™)	(230)	(403)	6,051	5,418	1,647	—	(38)	(101)	1,508	6,926	19,638	26,564	216	(14)	19	221

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2009

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Investor Class (continued):
Rydex VT All-Cap Opportunity Fund (AnnuiChoice ™)	$(39)	$(2,390)	$3,057	$628	$1	$(4,348)	$991	$(8)	$(3,364)	$(2,736)	$5,956	$3,220	0	(690)	165	(525)
Rydex VT All-Cap Opportunity Fund (Grandmaster ™)	(23)	(249)	668	396	—	(615)	1	(2)	(616)	(220)	2,042	1,822	—	(91)	(1)	(92)
Rydex VT All-Cap Opportunity Fund (IQ Annuity ™)	(5)	(266)	328	57	123	—	(439)	(3)	(319)	(262)	482	220	18	—	(66)	(48)
Rydex VT Alternative Strategies Allocation (Advantedge ™) (March 27) *	(165)	225	266	326	20,487	(6,087)	9,815	(59)	24,156	24,482	—	24,482	2,098	(625)	1,020	2,493
Rydex VT Alternative Strategies Allocation (Pinnacle Plus ™) (Nov 30) *	(1)	—	(4)	(5)	668	—	—	—	668	663	—	663	68	—	—	68
Rydex VT Alternative Strategies Allocation (Annuichoice ™) (May 4) *	(594)	22	3,745	3,173	—	—	95,389	(98)	95,291	98,464	—	98,464	—	(10)	9,941	9,931
Rydex VT Alternative Strategies Allocation (AnnuiChoice II ™) (April 6) *	(25)	53	112	140	3,000	(948)	—	—	2,052	2,192	—	2,192	317	(95)	—	222
Rydex VT Managed Futures Strategies (Advantedge ™)	(952)	3,228	(783)	1,493	144,057	(49)	(84,696)	(255)	59,057	60,550	9,924	70,474	16,107	(33)	(9,269)	6,805
Rydex VT Managed Futures Strategies (Annuichoice ™)	(2,878)	(879)	6,534	2,777	—	(12,643)	365,597	(247)	352,707	355,484	9,365	364,849	—	(1,382)	40,760	39,378
Rydex VT Managed Futures Strategies (Pinnacle Plus ™)	(3,412)	(498)	(1,605)	(5,515)	890	(3,716)	202,170	(142)	199,202	193,687	56,518	250,205	96	(417)	22,263	21,942
Rydex VT Managed Futures Strategies (Grandmaster ™) (April 17) *	(4,028)	433	5,205	1,610	2,099	(19,817)	423,106	(156)	405,232	406,842	—	406,842	229	(2,197)	47,153	45,185
Rydex VT Managed Futures Strategies (Grandmaster flex3 ™) (Feb 19) *	(255)	(831)	(28)	(1,114)	—	(343)	11,377	(5)	11,029	9,915	—	9,915	—	(38)	1,142	1,104
Rydex VT Managed Futures Strategies (AnnuiChoice II ™) (Mar 11) *	(2,699)	(4)	5,646	2,943	11,975	(435)	344,076	(60)	355,556	358,499	—	358,499	1,307	(54)	38,473	39,726
Rydex VT Multi-Hedge Strategies (Advantedge ™)	20	(269)	(55)	(304)	5,282	—	64,056	(346)	68,992	68,688	22,613	91,301	658	(44)	8,131	8,745
Rydex VT Multi-Hedge Strategies (AnnuiChoice II ™)	(1,497)	(118,342)	83,998	(35,841)	11,294	(25,282)	(342,877)	(88)	(356,953)	(392,794)	594,790	201,996	1,441	(3,160)	(43,842)	(45,561)
Rydex VT Multi-Hedge Strategies (AnnuiChoice ™)	(631)	(65,435)	41,991	(24,075)	—	(10,683)	(228,480)	(81)	(239,244)	(263,319)	419,571	156,252	—	(1,378)	(29,473)	(30,851)
Rydex VT Multi-Hedge Strategies (Grandmaster flex3 ™)	(14)	(55)	202	133	—	—	15,719	(25)	15,694	15,827	4,278	20,105	—	(3)	2,036	2,033
Rydex VT Multi-Hedge Strategies (Grandmaster ™)	136	(1,218)	1,656	574	1,500	(478)	42,952	(10)	43,964	44,538	7,306	51,844	195	(62)	5,540	5,673
Rydex VT Multi-Hedge Strategies (IQ Annuity ™)	30	(6,713)	6,541	(142)	225	(6,888)	122,104	(159)	115,282	115,140	41,230	156,370	28	(896)	15,693	14,825
Rydex VT Multi-Hedge Strategies (Pinnacle Plus ™)	(157)	(808)	1,053	88	1,145	(12,785)	20,749	(18)	9,091	9,179	19,953	29,132	144	(1,633)	2,780	1,291

See accompanying notes.

* - 2009 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated:
Touchstone Aggressive ETF (AdvantEdge™) (February 25)*	$822	$4,113	$(21,092)	$(16,157)	$58,821	$—	$(229)	$(38)	$58,554	$42,397	$—	$42,397	5,751	(5)	(29)	5,717
Touchstone Aggressive ETF (AnnuiChoice™)	6,265	38,602	(203,849)	(158,982)	—	(45,439)	(1)	(1,194)	(46,634)	(205,616)	565,075	359,459	—	(4,239)	—	(4,239)
Touchstone Aggressive ETF (GrandMaster flex3™)	4,299	39,053	(244,122)	(200,770)	—	(37,894)	(802)	(263)	(38,959)	(239,729)	671,925	432,196	—	(4,176)	(115)	(4,291)
Touchstone Aggressive ETF (Grandmaster™)	260	1,221	(11,701)	(10,220)	324	(4,374)	277	(37)	(3,810)	(14,030)	36,003	21,973	31	(432)	30	(371)
Touchstone Aggressive ETF (IQ Annuity™)	9,297	40,999	(203,665)	(153,369)	49,686	(9,537)	185,007	(249)	224,907	71,538	460,549	532,087	5,543	(855)	19,861	24,549
Touchstone Aggressive ETF (Pinnacle Plus™)	(2,904)	(27,234)	(33,798)	(63,936)	—	(27,416)	(602,350)	(217)	(629,983)	(693,919)	727,962	34,043	—	(2,449)	(53,274)	(55,723)
Touchstone Baron Small Cap (AdvantEdge™) (February 25)*	(227)	5,097	(14,129)	(9,259)	30,397	—	3,103	(84)	33,416	24,157	—	24,157	2,996	(10)	471	3,457
Touchstone Baron Small Cap (AnnuiChoice™)	(2,338)	39,998	(122,500)	(84,840)	—	(23,953)	(53,557)	(816)	(78,326)	(163,166)	309,489	146,323	—	(1,531)	(3,174)	(4,705)
Touchstone Baron Small Cap (AnnuiChoice II™)	(390)	13,303	(31,085)	(18,172)	34,137	—	36,541	—	70,678	52,506	13,011	65,517	3,504	—	4,070	7,574
Touchstone Baron Small Cap (GrandMaster flex3™)	(11,683)	94,654	(386,704)	(303,733)	1,755	(28,856)	105,564	(361)	78,102	(225,631)	761,183	535,552	106	(2,039)	5,369	3,436
Touchstone Baron Small Cap (Grandmaster™)	(3,079)	(55,810)	(33,917)	(92,806)	—	(5,737)	(112,710)	(51)	(118,498)	(211,304)	337,594	126,290	—	(499)	(9,270)	(9,769)
Touchstone Baron Small Cap (IQ Annuity™)	(17,062)	204,856	(645,555)	(457,761)	33,545	(90,102)	77,303	(382)	20,364	(437,397)	1,311,888	874,491	2,802	(5,850)	4,500	1,452
Touchstone Baron Small Cap (Pinnacle Plus™)	(9,961)	95,442	(323,059)	(237,578)	4,668	(26,636)	(14,889)	(730)	(37,587)	(275,165)	706,246	431,081	366	(2,143)	(860)	(2,637)
Touchstone Conservative ETF (AdvantEdge™) (February 25)*	325	—	(193)	132	10,000	—	—	—	10,000	10,132	—	10,132	1,112	—	—	1,112
Touchstone Conservative ETF (AnnuiChoice™)	207	240	(1,548)	(1,101)	—	—	—	(15)	(15)	(1,116)	10,595	9,479	—	(1)	—	(1)
Touchstone Conservative ETF (GrandMaster flex3™)	13,309	30,890	(170,272)	(126,073)	—	(78,500)	(67,626)	(248)	(146,374)	(272,447)	1,200,631	928,184	—	(7,149)	(6,727)	(13,876)
Touchstone Conservative ETF (Grandmaster™)	17,600	9,052	(23,254)	3,398	—	(7,706)	467,772	(12)	460,054	463,452	165,652	629,104	—	(752)	47,509	46,757
Touchstone Conservative ETF (IQ Annuity™)	27,436	85,565	(339,218)	(226,217)	430,447	(143,131)	(426,438)	(955)	(140,077)	(366,294)	2,072,392	1,706,098	38,881	(12,988)	(39,782)	(13,889)
Touchstone Conservative ETF (Pinnacle Plus™)	8,546	16,475	(98,496)	(73,475)	—	(10,500)	(2,212)	(254)	(12,966)	(86,441)	676,004	589,563	—	(964)	(221)	(1,185)
Touchstone Core Bond (AnnuiChoice™)	10,376	(26,151)	(5,620)	(21,395)	—	(21,416)	73,963	(933)	51,614	30,219	241,519	271,738	—	(1,878)	5,329	3,451
Touchstone Core Bond (AnnuiChoice II™)	7,236	(596)	(14,118)	(7,478)	50,947	(19,137)	93,897	(30)	125,677	118,199	59,962	178,161	5,048	(1,855)	8,741	11,934
Touchstone Core Bond (GrandMaster flex3™)	15,162	(3,517)	(37,619)	(25,974)	10,666	(50,105)	(31,076)	(188)	(70,703)	(96,677)	559,825	463,148	939	(4,539)	(2,794)	(6,394)
Touchstone Core Bond (Grandmaster™)	188	(3,728)	1,069	(2,471)	120	(33,425)	6,385	(18)	(26,938)	(29,409)	52,229	22,820	11	(3,124)	541	(2,572)
Touchstone Core Bond (IQ Annuity™)	3,422	(5,931)	(8,990)	(11,499)	—	(117,793)	(66,755)	(283)	(184,831)	(196,330)	328,331	132,001	—	(10,124)	(5,851)	(15,975)
Touchstone Core Bond (Pinnacle Plus™)	16,588	(2,054)	(47,663)	(33,129)	11,627	(27,960)	327,874	(169)	311,372	278,243	229,725	507,968	1,105	(2,678)	29,884	28,311
Touchstone Enhanced ETF (AdvantEdge™) (February 25)*	4,465	13,950	(39,489)	(21,074)	75,505	—	3,011	(316)	78,200	57,126	—	57,126	7,386	(39)	415	7,762
Touchstone Enhanced ETF (AnnuiChoice™)	94,053	328,846	(1,034,878)	(611,979)	—	(18,169)	(84,773)	(3,232)	(106,174)	(718,153)	1,987,907	1,269,754	—	(1,785)	(7,323)	(9,108)
Touchstone Enhanced ETF (GrandMaster flex3™)	77,972	253,218	(984,555)	(653,365)	—	(145,704)	—	(465)	(146,169)	(799,534)	1,992,736	1,193,202	—	(17,716)	—	(17,716)
Touchstone Enhanced ETF (Grandmaster™)	59,617	218,390	(849,865)	(571,858)	5,708	(732,081)	(100,376)	(356)	(827,105)	(1,398,963)	2,309,357	910,394	492	(67,334)	(8,307)	(75,149)
Touchstone Enhanced ETF (IQ Annuity™)	47,328	166,308	(568,952)	(355,316)	100	(15,679)	(84,932)	(313)	(100,824)	(456,140)	1,155,969	699,829	9	(1,451)	(7,997)	(9,439)
Touchstone Enhanced ETF (Pinnacle Plus™)	15,068	37,694	(229,162)	(176,400)	—	(113,045)	(324,970)	(333)	(438,348)	(614,748)	866,675	251,927	—	(10,260)	(28,576)	(38,836)
Touchstone High Yield (AnnuiChoice™)	4,255	(75,807)	(5,822)	(77,374)	—	(5,074)	(231,842)	(699)	(237,615)	(314,989)	403,197	88,208	—	(425)	(18,830)	(19,255)
Touchstone High Yield (GrandMaster flex3™)	23,497	(21,538)	(136,141)	(134,182)	2,531	(56,877)	174,221	(166)	119,709	(14,473)	406,507	392,034	178	(4,297)	12,536	8,417
Touchstone High Yield (Grandmaster™)	11,633	(20,772)	(41,706)	(50,845)	—	(86,332)	179,768	(21)	93,415	42,570	139,020	181,590	—	(7,617)	16,549	8,932
Touchstone High Yield (IQ Annuity™)	10,548	(7,875)	(65,513)	(62,840)	—	(34,765)	(34,032)	(341)	(69,138)	(131,978)	306,598	174,620	—	(2,467)	(2,481)	(4,948)
Touchstone High Yield (Pinnacle Plus™)	34,347	(42,327)	(215,098)	(223,078)	1,934	(116,571)	48,242	(505)	(66,900)	(289,978)	863,218	573,240	176	(10,495)	2,632	(7,687)
Touchstone Large Cap Core Equity (AdvantEdge ™) (February 25)*	76	402	(3,740)	(3,262)	10,197	—	761	(38)	10,920	7,658	—	7,658	996	(5)	111	1,102
Touchstone Large Cap Core Equity (AnnuiChoice ™)	1,818	(4,846)	(79,695)	(82,723)	20	(5,533)	254,335	(619)	248,203	165,480	—	165,480	4	(607)	20,537	19,934
Touchstone Large Cap Core Equity (AnnuiChoice II™)	99	(19,954)	(5,787)	(25,642)	14,582	—	(290,787)	(4)	(276,209)	(301,851)	323,090	21,239	2,023	—	(27,419)	(25,396)
Touchstone Large Cap Core Equity (GrandMaster flex3™)	982	(6,898)	(89,844)	(95,760)	—	(5,095)	242,366	(99)	237,172	141,412	43,652	185,064	—	(539)	18,453	17,914
Touchstone Large Cap Core Equity (Grandmaster™)	78	(7,406)	(10,335)	(17,663)	—	(6,847)	49,914	(23)	43,044	25,381	7,097	32,478	—	(556)	3,883	3,327
Touchstone Large Cap Core Equity (IQ Annuity™)	2,378	9,493	(210,884)	(199,013)	27	(39,461)	516,823	(225)	477,164	278,151	110,104	388,255	26	(3,787)	42,031	38,270
Touchstone Large Cap Core Equity (Pinnacle Plus™)	2,039	1,307	(215,700)	(212,354)	2,387	(17,241)	529,121	(432)	513,835	301,481	119,915	421,396	248	(1,595)	39,605	38,258
Touchstone Mid Cap Growth (AnnuiChoice™)	7,265	13,350	(141,122)	(120,507)	—	(3,483)	(34,714)	(651)	(38,848)	(159,355)	327,528	168,173	—	(262)	(2,096)	(2,358)
Touchstone Mid Cap Growth (AnnuiChoice II™)	1,669	512	(24,762)	(22,581)	33,370	(61)	(21,603)	(138)	11,568	(11,013)	44,950	33,937	2,741	(24)	(1,737)	980
Touchstone Mid Cap Growth (GrandMaster flex3™)	6,857	8,913	(193,191)	(177,421)	200	(16,764)	(127,778)	(180)	(144,522)	(321,943)	536,597	214,654	14	(1,004)	(8,208)	(9,198)
Touchstone Mid Cap Growth (Grandmaster™)	5,776	24,559	(126,928)	(96,593)	7,520	(12,931)	8,097	(78)	2,608	(93,985)	239,735	145,750	604	(974)	705	335
Touchstone Mid Cap Growth (IQ Annuity™)	7,255	(28,251)	(159,748)	(180,744)	—	(99,978)	(103,480)	(245)	(203,703)	(384,447)	592,507	208,060	—	(5,645)	(6,339)	(11,984)
Touchstone Mid Cap Growth (Pinnacle Plus™)	17,367	66,630	(479,182)	(395,185)	9,331	(20,383)	(182,541)	(1,196)	(194,789)	(589,974)	1,118,600	528,626	600	(1,458)	(11,362)	(12,220)
Touchstone Moderate ETF (AdvantEdge™) (February 25)*	463	(1,290)	(4,088)	(4,915)	32,434	—	6,841	(108)	39,167	34,252	—	34,252	3,301	(12)	898	4,187
Touchstone Moderate ETF (AnnuiChoice™)	2,727	3,756	(81,824)	(75,341)	—	(9,954)	102,725	(443)	92,328	16,987	254,163	271,150	—	(1,112)	8,537	7,425
Touchstone Moderate ETF (GrandMaster flex3™)	1,509	12,849	(496,628)	(482,270)	—	(109,948)	114,877	(642)	4,287	(477,983)	1,958,584	1,480,601	—	(10,546)	4,611	(5,935)
Touchstone Moderate ETF (Grandmaster™)	213	18,209	(70,178)	(51,756)	—	(121,117)	(9,106)	(67)	(130,290)	(182,046)	342,344	160,298	—	(10,533)	(1,046)	(11,579)
Touchstone Moderate ETF (IQ Annuity™)	22,254	61,276	(857,078)	(773,548)	418,021	(173,824)	910,572	(2,380)	1,152,389	378,841	2,905,415	3,284,256	36,942	(16,795)	87,210	107,357

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated (continued):
Touchstone Moderate ETF (Pinnacle Plus™)	$2,514	$20,233	$(337,833)	$(315,086)	$—	$(39,423)	$392,842	$(893)	$352,526	$37,440	$1,040,063	$1,077,503	—	(3,786)	32,170	28,384
Touchstone Money Market (AnnuiChoice™)	2,977	—	—	2,977	—	(19,126)	(12,001)	(903)	(32,030)	(29,053)	181,514	152,461	—	(1,783)	(1,071)	(2,854)
Touchstone Money Market (Grandmaster™)	101,348	—	—	101,348	29,997	(2,283,224)	4,097,938	(1,762)	1,842,949	1,944,297	5,817,176	7,761,473	2,741	(207,881)	372,399	167,259
Touchstone Money Market (IQ Annuity™)	46	—	—	46	—	(69)	—	(15)	(84)	(38)	3,130	3,092	—	(8)	—	(8)
Touchstone Third Avenue Value (AdvantEdge™) (February 25)*	1,694	16,066	(65,104)	(47,344)	129,486	—	13,551	(390)	142,647	95,303	—	95,303	12,822	(49)	2,158	14,931
Touchstone Third Avenue Value (AnnuiChoice™)	14,686	52,598	(903,724)	(836,440)	2,892	(111,347)	(163,561)	(4,463)	(276,479)	(1,112,919)	2,339,547	1,226,628	263	(9,216)	(8,933)	(17,886)
Touchstone Third Avenue Value (GrandMaster flex3™)	3,632	95,009	(1,019,470)	(920,829)	6,062	(130,746)	(443,062)	(1,131)	(568,877)	(1,489,706)	2,761,639	1,271,933	347	(9,752)	(27,584)	(36,989)
Touchstone Third Avenue Value (Grandmaster™)	16,541	273,984	(1,887,219)	(1,596,694)	26,448	(344,438)	173,010	(1,027)	(146,007)	(1,742,701)	4,046,730	2,304,029	1,889	(25,282)	7,450	(15,943)
Touchstone Third Avenue Value (IQ Annuity™)	8,215	558,269	(1,840,059)	(1,273,575)	60,308	(307,311)	(389,076)	(1,544)	(637,623)	(1,911,198)	3,737,015	1,825,817	4,687	(19,488)	(26,569)	(41,370)
Touchstone Third Avenue Value (Pinnacle Plus™)	1,335	124,352	(1,376,879)	(1,251,192)	17,212	(166,461)	(242,867)	(2,205)	(394,321)	(1,645,513)	3,313,730	1,668,217	1,118	(10,927)	(19,657)	(29,466)
Touchstone Third Avenue Value (AnnuiChoice II™)	6,202	(20,271)	(250,997)	(265,066)	67,282	(10,672)	1,751	(205)	58,156	(206,910)	716,667	509,757	7,536	(1,154)	5,089	11,471
Non-Affiliated:
JP Morgan Mid Cap Value (AnnuiChoice™)	1,124	23,243	(126,110)	(101,743)	—	(22,592)	(13,247)	(587)	(36,426)	(138,169)	328,237	190,068	—	(1,457)	(811)	(2,268)
JP Morgan Mid Cap Value (GrandMaster flex3™)	(121)	(562)	(63,775)	(64,458)	—	(3,721)	(42,815)	(134)	(46,670)	(111,128)	194,021	82,893	—	(234)	(3,586)	(3,820)
JP Morgan Mid Cap Value (Grandmaster™)	54	2,443	(32,585)	(30,088)	—	(2,036)	(5,200)	(22)	(7,258)	(37,346)	88,974	51,628	—	(255)	(481)	(736)
JP Morgan Mid Cap Value (IQ3™)	22	(5,135)	(23,276)	(28,389)	—	(3,307)	(22,529)	(72)	(25,908)	(54,297)	85,376	31,079	—	(216)	(1,959)	(2,175)
JP Morgan Mid Cap Value (Pinnacle Plus™)	(1,809)	77,192	(349,267)	(273,884)	—	(23,476)	(269,064)	(670)	(293,210)	(567,094)	1,031,291	464,197	—	(1,850)	(17,764)	(19,614)
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster™)	128,498	(851,269)	(7,582,188)	(8,304,959)	22,842	(2,869,888)	(1,262,686)	(5,879)	(4,115,611)	(12,420,570)	21,673,367	9,252,797	432	(56,800)	(30,463)	(86,831)
Fidelity VIP Growth (Grandmaster™)	(50,684)	(18,805)	(4,677,149)	(4,746,638)	—	(1,234,135)	(495,216)	(3,901)	(1,733,252)	(6,479,890)	11,060,122	4,580,232	—	(20,724)	(9,761)	(30,485)
Fidelity VIP High Income (Grandmaster™)	222,796	(292,928)	(914,923)	(985,055)	4,262	(508,353)	(269,254)	(1,621)	(774,966)	(1,760,021)	4,352,060	2,592,039	247	(30,658)	(17,499)	(47,910)
Fidelity VIP II Asset Manager (Grandmaster™)	440,376	301,012	(2,715,159)	(1,973,771)	11,422	(759,013)	(265,415)	(2,756)	(1,015,762)	(2,989,533)	7,271,599	4,282,066	342	(22,417)	(8,706)	(30,781)
Fidelity VIP II Contrafund (Grandmaster™)	(64,425)	1,085,695	(10,552,134)	(9,530,864)	84,874	(2,887,375)	(726,323)	(6,444)	(3,535,268)	(13,066,132)	24,249,702	11,183,570	2,211	(75,452)	(24,059)	(97,300)
Fidelity VIP II Index 500 (Grandmaster™)	32,667	400,135	(2,890,409)	(2,457,607)	—	(1,028,779)	(273,154)	(2,781)	(1,304,714)	(3,762,321)	7,354,013	3,591,692	—	(35,457)	(9,994)	(45,451)
Fidelity VIP II Investment Grade Bond (AnnuiChoice™)	19,343	(31,393)	(21,013)	(33,063)	—	(9,796)	(407,298)	(1,742)	(418,836)	(451,899)	596,165	144,266	—	(1,147)	(42,589)	(43,736)
Fidelity VIP II Investment Grade Bond (Grandmaster™)	72,281	(36,838)	(144,649)	(109,206)	252	(461,626)	(93,107)	(922)	(555,403)	(664,609)	2,631,570	1,966,961	9	(17,489)	(3,570)	(21,050)
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3™)	9,097	(3,186)	(19,210)	(13,299)	—	(25,820)	(75,188)	(147)	(101,155)	(114,454)	333,355	218,901	—	(2,564)	(7,637)	(10,201)
Fidelity VIP II Investment Grade Bond (IQ3™)	4,256	(85)	(10,932)	(6,761)	—	(20,462)	(2)	(310)	(20,774)	(27,535)	163,948	136,413	—	(2,056)	—	(2,056)
Fidelity VIP II Investment Grade Bond (Pinnacle Plus™)	9,616	(3,872)	(24,405)	(18,661)	—	(29,967)	(37,833)	(254)	(68,054)	(86,715)	383,348	296,633	—	(3,043)	(4,012)	(7,055)
Fidelity VIP III Balanced (Grandmaster™)	20,597	8,514	(629,563)	(600,452)	—	(416,823)	(268,752)	(758)	(686,333)	(1,286,785)	2,189,844	903,059	—	(29,086)	(18,841)	(47,927)
Fidelity VIP III Growth & Income (Grandmaster™)	44,266	207,948	(1,374,128)	(1,121,914)	1,020	(500,762)	(229,373)	(907)	(730,022)	(1,851,936)	3,206,034	1,354,098	65	(30,466)	(12,722)	(43,123)
Fidelity VIP III Growth Opportunities (Grandmaster™)	(7,769)	10,587	(594,312)	(591,494)	3,518	(137,201)	(1,799)	(401)	(135,883)	(727,377)	1,162,984	435,607	324	(12,656)	127	(12,205)
Fidelity VIP Overseas (AnnuiChoice™)	8,276	(60,479)	(86,737)	(138,940)	—	(29,647)	(87,508)	(1,089)	(118,244)	(257,184)	372,938	115,754	—	(3,464)	(12,063)	(15,527)
Fidelity VIP Overseas (AnnuiChoice II™)	351	(1,503)	(8,632)	(9,784)	—	—	(38,805)	(18)	(38,823)	(48,607)	55,223	6,616	—	(2)	(4,082)	(4,084)
Fidelity VIP Overseas (Grandmaster™)	123,056	432,665	(2,448,073)	(1,892,352)	—	(443,067)	(101,432)	(1,533)	(546,032)	(2,438,384)	4,597,513	2,159,129	—	(13,532)	(3,364)	(16,896)
Fidelity VIP Overseas (GrandmasterFlex3™)	6,364	(105,840)	(49,351)	(148,827)	—	(3,394)	(105,097)	(77)	(108,568)	(257,395)	351,449	94,054	—	(599)	(16,554)	(17,153)
Fidelity VIP Overseas (IQ3™)	3,655	(16,745)	(51,377)	(64,467)	—	(1,155)	(81,912)	(55)	(83,122)	(147,589)	196,148	48,559	—	(134)	(10,113)	(10,247)
Fidelity VIP Overseas (Pinnacle Plus™)	13,157	(65,717)	(162,411)	(214,971)	—	(28,690)	(390,872)	(380)	(419,942)	(634,913)	786,630	151,717	—	(3,747)	(44,704)	(48,451)
Affiliated Service Class:
Touchstone Aggressive ETF (AnnuiChoice™)	1,403	7,048	(36,606)	(28,155)	—	(279)	17,183	(173)	16,731	(11,424)	83,024	71,600	—	(48)	1,722	1,674
Touchstone Aggressive ETF (AnnuiChoice II™)	7,475	40,348	(248,571)	(200,748)	100,555	—	(81,139)	(528)	18,888	(181,860)	641,601	459,741	9,516	(58)	(8,177)	1,281
Touchstone Aggressive ETF (GrandmasterFlex3™)	384	(668)	(19,512)	(19,796)	3,083	—	(12,136)	(44)	(9,097)	(28,893)	69,337	40,444	337	(6)	(1,492)	(1,161)
Touchstone Aggressive ETF (Pinnacle Plus™)	113	(13,814)	(14,634)	(28,335)	4,334	(8,919)	(26,231)	(91)	(30,907)	(59,242)	100,691	41,449	584	(997)	(3,789)	(4,202)
Touchstone Conservative ETF (AnnuiChoice ™)	1,718	1,369	(5,837)	(2,750)	—	(493)	60,311	—	59,818	57,068	—	57,068	—	(51)	5,807	5,756
Touchstone Conservative ETF (AnnuiChoice II ™)	12,213	10,409	(28,973)	(6,351)	173,290	(2,239)	215,989	(139)	386,901	380,550	42,701	423,251	19,106	(236)	20,714	39,584
Touchstone Conservative ETF (GrandmasterFlex3™)	14,910	(4,791)	(114,014)	(103,895)	5,500	(11,146)	254,995	(36)	249,313	145,418	701,747	847,165	557	(1,181)	25,373	24,749
Touchstone Conservative ETF (Pinnacle Plus™)	8,821	(8,248)	(87,185)	(86,612)	11,107	(35,812)	527,145	(421)	502,019	415,407	251,488	666,895	1,148	(3,862)	52,196	49,482
Touchstone Enhanced ETF (AnnuiChoice™)	18,153	59,195	(184,822)	(107,474)	16,415	—	48,916	(1,023)	64,308	(43,166)	282,007	238,841	1,709	(109)	4,509	6,109
Touchstone Enhanced ETF (AnnuiChoice II™)	8,265	21,021	(79,361)	(50,075)	26,340	(137)	(55,022)	(93)	(28,912)	(78,987)	189,433	110,446	2,726	(29)	(5,099)	(2,402)
Touchstone Enhanced ETF (GrandmasterFlex3™)	11,952	32,377	(129,491)	(85,162)	6,763	(1,759)	(2,768)	(107)	2,129	(83,033)	261,454	178,421	772	(266)	(252)	254
Touchstone Enhanced ETF (Pinnacle Plus™)	14,257	11,756	(153,179)	(127,166)	2,711	(13,089)	(64,440)	(92)	(74,910)	(202,076)	423,407	221,331	302	(1,734)	(8,498)	(9,930)
Touchstone GMAB Aggressive ETF (AnnuiChoice II™)	1,883	20,956	(116,446)	(93,607)	—	—	(2)	(604)	(606)	(94,213)	309,051	214,838	—	(64)	—	(64)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Affiliated Service Class (continued):
Touchstone Moderate ETF (AnnuiChoice™)	$2,195	$3,963	$(94,477)	$(88,319)	$—	$(37,880)	$(41,443)	$(617)	$(79,940)	$(168,259)	$462,694	$294,435	—	(3,633)	(4,365)	(7,998)
Touchstone Moderate ETF (AnnuiChoice II™)	2,734	(14,207)	(112,717)	(124,190)	132,582	(1,253)	(46,804)	(96)	84,429	(39,761)	468,526	428,765	12,515	(146)	(5,438)	6,931
Touchstone Moderate ETF (GrandmasterFlex3™)	1,247	(9,636)	(100,544)	(108,933)	93,110	(18,371)	(1,438)	(174)	73,127	(35,806)	421,972	386,166	10,163	(2,052)	(1,008)	7,103
Touchstone Moderate ETF (Pinnacle Plus™)	370	(41,484)	(380,871)	(421,985)	425,854	(798,303)	299,419	(2,239)	(75,269)	(497,254)	1,967,452	1,470,198	43,946	(84,277)	31,226	(9,105)
Touchstone Money Market (AnnuiChoice™)	30,583	—	—	30,583	—	(447,292)	1,682,495	(10,274)	1,224,929	1,255,512	1,260,868	2,516,380	12	(41,198)	151,584	110,398
Touchstone Money Market (AnnuiChoice II™)	4,202	—	—	4,202	137,531	(20,645)	115,146	(92)	231,940	236,142	23,867	260,009	12,971	(1,945)	11,038	22,064
Touchstone Money Market (GrandMaster flex3™)	44,002	—	—	44,002	55,159	(1,522,167)	1,409,554	(791)	(58,245)	(14,243)	3,176,995	3,162,752	5,152	(141,182)	130,808	(5,222)
Touchstone Money Market (IQ Annuity™)	97,012	—	—	97,012	1,316,208	(3,800,541)	(1,047,124)	(4,186)	(3,535,643)	(3,438,631)	8,166,338	4,727,707	122,023	(352,363)	(96,423)	(326,763)
Touchstone Money Market (Pinnacle Plus™)	58,477	—	—	58,477	3,129,200	(561,601)	(3,507,443)	(1,400)	(941,244)	(882,767)	2,988,532	2,105,765	293,152	(52,552)	(326,079)	(85,479)
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster™)	110,736	186,494	(1,769,801)	(1,472,571)	1,300	(396,645)	(219,222)	(632)	(615,199)	(2,087,770)	3,911,721	1,823,951	41	(15,154)	(8,744)	(23,857)
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (AdvantEdge™) (February 25)*	394	(85)	(5,662)	(5,353)	31,706	—	188	(71)	31,823	26,470	—	26,470	3,637	(9)	24	3,652
Fidelity VIP Asset Manager (AnnuiChoice™)	14,473	4,972	(78,227)	(58,782)	—	(4,772)	(97,247)	(441)	(102,460)	(161,242)	270,451	109,209	—	(427)	(7,929)	(8,356)
Fidelity VIP Asset Manager (AnnuiChoice II™)	1,670	(2,811)	(19,941)	(21,082)	77,327	(9,907)	533	(165)	67,788	46,706	7,377	54,083	6,776	(993)	63	5,846
Fidelity VIP Asset Manager (GrandMaster flex3™)	6,013	(6,607)	(30,809)	(31,403)	—	(11,057)	(23,123)	(50)	(34,230)	(65,633)	111,587	45,954	—	(1,207)	(2,422)	(3,629)
Fidelity VIP Asset Manager (IQ3™)	28,574	(34,964)	(178,119)	(184,509)	14,123	(59,569)	(40,966)	(268)	(86,680)	(271,189)	534,884	263,695	1,063	(4,900)	(8,360)	(12,197)
Fidelity VIP Asset Manager (Pinnacle Plus™)	13,275	8,398	(89,388)	(67,715)	1,549	(12,851)	54,414	(102)	43,010	(24,705)	184,167	159,462	124	(1,103)	4,314	3,335
Fidelity VIP Balanced (AdvantEdge™) (February 25)*	93	(31)	(5,649)	(5,587)	16,638	—	1	—	16,639	11,052	—	11,052	1,614	—	—	1,614
Fidelity VIP Balanced (AnnuiChoice™)	3,745	(1,088)	(103,890)	(101,233)	435	(22,134)	(63,868)	(805)	(86,372)	(187,605)	335,217	147,612	41	(1,861)	(6,100)	(7,920)
Fidelity VIP Balanced (AnnuiChoice II™)	345	462	(8,329)	(7,522)	15,217	—	(1)	(21)	15,195	7,673	8,089	15,762	1,421	(2)	(1)	1,418
Fidelity VIP Balanced (GrandMaster ™)	4,620	(23,062)	(92,038)	(110,480)	8,200	(278,894)	11,884	(41)	(258,851)	(369,331)	536,658	167,327	728	(22,941)	573	(21,640)
Fidelity VIP Balanced (GrandMaster flex3™)	3,787	(7,859)	(165,851)	(169,923)	—	(27,262)	(128,165)	(202)	(155,629)	(325,552)	571,493	245,941	—	(2,492)	(11,125)	(13,617)
Fidelity VIP Balanced (IQ3™)	2,824	(12,039)	(115,709)	(124,924)	666	(70,286)	(119,087)	(239)	(188,946)	(313,870)	469,625	155,755	65	(5,959)	(12,407)	(18,301)
Fidelity VIP Balanced (Pinnacle Plus™)	4,388	(13,809)	(213,035)	(222,456)	15,893	(17,941)	9,603	(197)	7,358	(215,098)	567,549	352,451	1,263	(1,694)	(1,341)	(1,772)
Fidelity VIP Contrafund (AdvantEdge™) (February 25)*	357	(825)	(93,102)	(93,570)	258,033	—	26,277	(718)	283,592	190,022	—	190,022	26,544	(99)	3,936	30,381
Fidelity VIP Contrafund (AnnuiChoice™)	(5,023)	(243,893)	(938,717)	(1,187,633)	3,383	(140,878)	(332,933)	(5,441)	(475,869)	(1,663,502)	3,027,735	1,364,233	297	(9,588)	(23,330)	(32,621)
Fidelity VIP Contrafund (GrandMaster flex3™)	(15,426)	(161,690)	(936,576)	(1,113,692)	13,260	(219,649)	(79,423)	(1,041)	(286,853)	(1,400,545)	2,700,460	1,299,915	751	(15,274)	(6,928)	(21,451)
Fidelity VIP Contrafund (IQ3™)	(14,555)	(265,703)	(974,700)	(1,254,958)	80,226	(302,523)	43,827	(1,211)	(179,681)	(1,434,639)	2,961,306	1,526,667	7,386	(21,745)	(1,052)	(15,411)
Fidelity VIP Contrafund (Pinnacle Plus™)	(26,635)	(203,796)	(1,450,713)	(1,681,144)	47,371	(306,484)	(466,939)	(2,071)	(728,123)	(2,409,267)	4,319,299	1,910,032	3,104	(21,009)	(32,350)	(50,255)
Fidelity VIP Contrafund (AnnuiChoice II™)	(3,617)	(204,874)	(148,183)	(356,674)	177,719	(105,710)	(52,458)	(403)	19,148	(337,526)	864,593	527,067	19,683	(10,404)	(3,983)	5,296
Fidelity VIP Contrafund Standard (IQ Advisor™)	18	149	(3,208)	(3,041)	—	—	(2)	—	(2)	(3,043)	7,070	4,027	—	—	—	—
Fidelity VIP Disclipined Small Cap (AnnuiChoice™)	(377)	(6,389)	(13,240)	(20,006)	—	(2,288)	(14,059)	(146)	(16,493)	(36,499)	66,875	30,376	—	(286)	(1,974)	(2,260)
Fidelity VIP Disclipined Small Cap (IQ™)	(709)	(5,981)	(18,912)	(25,602)	—	—	(2,447)	(9)	(2,456)	(28,058)	69,340	41,282	—	(1)	(655)	(656)
Fidelity VIP Disclipined Small Cap (Grandmaster™)	(186)	(380)	(7,232)	(7,798)	—	(628)	377	(11)	(262)	(8,060)	22,436	14,376	—	(88)	47	(41)
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3™)	(435)	(1,445)	(13,436)	(15,316)	—	(5,568)	—	(7)	(5,575)	(20,891)	48,137	27,246	—	(692)	—	(692)
Fidelity VIP Disclipined Small Cap (Pinnacle Plus™)	(584)	(2,776)	(15,865)	(19,225)	5,697	(492)	(2)	(24)	5,179	(14,046)	48,601	34,555	667	(69)	(84)	514
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice™)	(411)	(4,777)	(27,506)	(32,694)	—	(19,583)	(1)	(304)	(19,888)	(52,582)	93,740	41,158	—	(1,409)	—	(1,409)
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3™)	(391)	(2,068)	(17,518)	(19,977)	—	(268)	2,580	(51)	2,261	(17,716)	43,648	25,932	—	(26)	111	85
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity™)	(738)	(2,754)	(32,207)	(35,699)	—	(1,819)	(10,374)	(36)	(12,229)	(47,928)	92,131	44,203	—	(99)	(702)	(801)
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus™)	(2,287)	(3,137)	(92,699)	(98,123)	393	(6,752)	(2,131)	(302)	(8,792)	(106,915)	237,749	130,834	50	(590)	(194)	(734)
Fidelity VIP Equity-Income (AdvantEdge™) (February 25)*	105	(20)	(3,434)	(3,349)	8,319	—	—	—	8,319	4,970	—	4,970	818	—	—	818
Fidelity VIP Equity-Income (AnnuiChoice™)	5,831	(87,163)	(301,215)	(382,547)	443	(26,070)	(162,446)	(2,545)	(190,618)	(573,165)	955,845	382,680	42	(2,461)	(17,108)	(19,527)
Fidelity VIP Equity-Income (AnnuiChoice II™)	2,809	(13,396)	(65,007)	(75,594)	106,673	(47,599)	(90)	(7)	58,977	(16,617)	143,124	126,507	12,255	(4,917)	(2)	7,336
Fidelity VIP Equity-Income (GrandMaster flex3™)	904	(40,854)	(123,457)	(163,407)	40	(78,839)	(35,308)	(141)	(114,248)	(277,655)	448,527	170,872	3	(6,523)	(3,297)	(9,817)
Fidelity VIP Equity-Income (IQ3™)	3,652	(212,984)	(175,929)	(385,261)	58,113	(150,589)	(89,499)	(861)	(182,836)	(568,097)	986,525	418,428	7,085	(13,030)	(12,560)	(18,505)
Fidelity VIP Equity-Income (Pinnacle Plus™)	2,942	(200,784)	(701,010)	(898,852)	16,787	(241,517)	(263,085)	(1,293)	(489,108)	(1,387,960)	2,289,242	901,282	1,392	(23,061)	(23,635)	(45,304)
Fidelity VIP Freedom 2010 (Grandmaster™)	2,080	1,036	(25,353)	(22,237)	—	(8,459)	18,705	(60)	10,186	(12,051)	87,361	75,310	—	(933)	2,365	1,432
Fidelity VIP Freedom 2010 (GrandmasterFlex3™)	1,594	429	(18,923)	(16,900)	—	—	37,515	—	37,515	20,615	35,876	56,491	—	—	3,993	3,993
Fidelity VIP Freedom 2010 (IQ3™)	10,964	(1,740)	(99,666)	(90,442)	35,821	(70,323)	462,880	(94)	428,284	337,842	25,896	363,738	3,645	(7,591)	49,643	45,697
Fidelity VIP Freedom 2015 (AnnuiChoiceII™)	279	325	(4,304)	(3,700)	—	(500)	849	—	349	(3,351)	12,867	9,516	—	(50)	87	37
Fidelity VIP Freedom 2015 (GrandmasterFlex3™)	118	(956)	(1,349)	(2,187)	—	—	5,253	—	5,253	3,066	1,549	4,615	—	—	479	479

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2015 (IQ3™)	$19,315	$(20,766)	$(199,979)	$(201,430)	$26,425	$(44,451)	$510,170	$(153)	$491,991	$290,561	$326,040	$616,601	2,675	(5,205)	54,738	52,208
Fidelity VIP Freedom 2015 (Pinnacle Plus™)	4,527	7,566	(71,283)	(59,190)	10,067	(20,950)	259,204	(51)	248,270	189,080	—	189,080	1,094	(2,297)	27,074	25,871
Fidelity VIP Freedom 2020 (AnnuiChoiceII™)	636	1,197	(13,112)	(11,279)	—	—	1	(15)	(14)	(11,293)	33,589	22,296	—	(2)	—	(2)
Fidelity VIP Freedom 2020 (Pinnacle Plus™)	260	385	(7,290)	(6,645)	—	(601)	1	—	(600)	(7,245)	19,734	12,489	—	(81)	—	(81)
Fidelity VIP Freedom 2030 (Pinnacle Plus™)	47	114	(1,240)	(1,079)	—	—	889	(4)	885	(194)	2,014	1,820	—	(1)	96	95
Fidelity VIP Growth & Income (AnnuiChoice™)	3,393	13,963	(103,842)	(86,486)	—	(6,787)	(1,990)	(651)	(9,428)	(95,914)	209,442	113,528	—	(639)	(215)	(854)
Fidelity VIP Growth & Income (AnnuiChoice II™)	379	1,352	(18,310)	(16,579)	39,793	—	2	(7)	39,788	23,209	4,297	27,506	3,669	(1)	—	3,668
Fidelity VIP Growth & Income (GrandMaster flex3™)	2,340	3,611	(88,850)	(82,899)	—	(36,036)	(27,320)	(54)	(63,410)	(146,309)	228,655	82,346	—	(3,094)	(2,526)	(5,620)
Fidelity VIP Growth & Income (IQ3™)	1,483	7,694	(57,904)	(48,727)	—	(8,628)	(3,732)	(143)	(12,503)	(61,230)	121,998	60,768	—	(898)	(396)	(1,294)
Fidelity VIP Growth & Income (Pinnacle Plus™)	1,845	(7,524)	(94,355)	(100,034)	9,121	(32,517)	(144,210)	(144)	(167,750)	(267,784)	350,737	82,953	674	(3,988)	(11,215)	(14,529)
Fidelity VIP Growth (AdvantEdge™) (February 25)*	(84)	(60)	(12,678)	(12,822)	28,921	—	—	—	28,921	16,099	—	16,099	2,799	—	—	2,799
Fidelity VIP Growth (AnnuiChoice™)	(1,212)	2,955	(123,787)	(122,044)	222	(42,966)	(32,359)	(852)	(75,955)	(197,999)	309,588	111,589	24	(4,073)	(3,434)	(7,483)
Fidelity VIP Growth (AnnuiChoice II™)	(87)	(5,264)	(53,936)	(59,287)	108,692	(18,698)	6,501	(197)	96,298	37,011	64,086	101,097	10,758	(1,819)	909	9,848
Fidelity VIP Growth (GrandMaster™)	(3,463)	(58,781)	(229,551)	(291,795)	37,233	(29,071)	(170,069)	(87)	(161,994)	(453,789)	737,084	283,295	3,678	(3,223)	(16,855)	(16,400)
Fidelity VIP Growth (GrandMaster flex3™)	(2,208)	10	(123,229)	(125,427)	—	(8,935)	(35,812)	(61)	(44,808)	(170,235)	290,577	120,342	—	(832)	(3,099)	(3,931)
Fidelity VIP Growth (IQ3™)	(3,773)	2,120	(188,320)	(189,973)	14,069	(59,343)	(109,334)	(250)	(154,858)	(344,831)	500,924	156,093	1,600	(8,092)	(13,926)	(20,418)
Fidelity VIP Growth (Pinnacle Plus™)	(3,447)	7,673	(213,301)	(209,075)	9,996	(95,146)	(109,758)	(284)	(195,192)	(404,267)	591,527	187,260	708	(7,393)	(8,522)	(15,207)
Fidelity VIP Growth Opportunities (AdvantEdge™) (February 25)*	(47)	(57)	(6,044)	(6,148)	14,206	—	2,213	(42)	16,377	10,229	—	10,229	1,592	(7)	416	2,001
Fidelity VIP Growth Opportunities (AnnuiChoice™)	(260)	243	(21,531)	(21,548)	—	(3,417)	1	(136)	(3,552)	(25,100)	41,295	16,195	—	(337)	—	(337)
Fidelity VIP Growth Opportunities (AnnuiChoice II™)	(6)	(4)	(961)	(971)	1,838	—	1	—	1,839	868	—	868	143	—	—	143
Fidelity VIP Growth Opportunities (GrandMaster flex3™)	(1,332)	(14,040)	(52,801)	(68,173)	—	(6,274)	(15,488)	(81)	(21,843)	(90,016)	128,788	38,772	—	(524)	(2,105)	(2,629)
Fidelity VIP Growth Opportunities (IQ3™)	(1,563)	(23,875)	(61,423)	(86,861)	1,725	(12,935)	(22,842)	(61)	(34,113)	(120,974)	165,573	44,599	178	(1,287)	(3,942)	(5,051)
Fidelity VIP Growth Opportunities (Pinnacle Plus™)	(1,347)	(22,878)	(60,651)	(84,876)	4,204	(1,139)	(138,989)	(112)	(136,036)	(220,912)	266,506	45,594	288	(121)	(10,736)	(10,569)
Fidelity VIP High Income (AnnuiChoice™)	37,240	(20,492)	(93,409)	(76,661)	—	(35,670)	140,930	(851)	104,409	27,748	333,290	361,038	—	(2,704)	12,917	10,213
Fidelity VIP High Income (AnnuiChoice II™)	3,429	(90)	(14,608)	(11,269)	33,702	—	—	(15)	33,687	22,418	12,238	34,656	3,253	(1)	(1)	3,251
Fidelity VIP High Income (GrandMaster flex3™)	12,841	(31,561)	(18,178)	(36,898)	—	(47,218)	672,640	(16)	625,406	588,508	541,186	1,129,694	—	(3,495)	75,684	72,189
Fidelity VIP High Income (IQ3™)	53,515	(43,748)	(146,936)	(137,169)	12,400	(90,084)	2,048,068	(410)	1,969,974	1,832,805	1,014,689	2,847,494	1,028	(7,648)	238,413	231,793
Fidelity VIP High Income (Pinnacle Plus™)	14,525	(47,713)	(54,875)	(88,063)	8,650	(116,757)	77,465	(139)	(30,781)	(118,844)	285,298	166,454	686	(11,207)	5,872	(4,649)
Fidelity VIP II Index 500 (AdvantEdge™)	460	(102)	(15,122)	(14,764)	42,753	—	1,827	(66)	44,514	29,750	—	29,750	4,186	(8)	257	4,435
Fidelity VIP II Index 500
(AnnuiChoice™)	2,231	(109,893)	(368,738)	(476,400)	187	(75,283)	(521,221)	(4,804)	(601,121)	(1,077,521)	1,569,492	491,971	47	(8,059)	(54,682)	(62,694)
Fidelity VIP II Index 500 (AnnuiChoice II™)	1,433	(5,303)	(33,095)	(36,965)	60,023	(26,404)	—	(119)	33,500	(3,465)	92,528	89,063	8,354	(3,197)	—	5,157
Fidelity VIP II Index 500 (Grandmaster™)	8,681	(144,698)	(837,941)	(973,958)	34,751	(379,937)	(45,001)	(1,013)	(391,200)	(1,365,158)	2,788,434	1,423,276	4,046	(44,433)	(9,621)	(50,008)
Fidelity VIP II Index 500 (GrandmasterFlex3™)	1,825	(35,280)	(324,442)	(357,897)	—	(62,863)	(37,170)	(706)	(100,739)	(458,636)	980,458	521,822	—	(8,179)	(5,747)	(13,926)
Fidelity VIP II Index 500 (IQ3™)	2,366	(18,472)	(299,315)	(315,421)	402	(58,760)	(57,193)	(632)	(116,183)	(431,604)	887,888	456,284	69	(6,056)	(7,669)	(13,656)
Fidelity VIP II Index 500 (Pinnacle Plus™)	2,829	(80,525)	(713,644)	(791,340)	30,892	(121,430)	(250,341)	(722)	(341,601)	(1,132,941)	2,300,420	1,167,479	2,442	(9,747)	(21,079)	(28,384)
Fidelity VIP Investment Grade Bond (AdvantEdge™) (February 25)*	(221)	(128)	(691)	(1,040)	18,135	—	(2,573)	(178)	15,384	14,344	—	14,344	1,793	(18)	(267)	1,508
Fidelity VIP Investment Grade Bond (AnnuiChoice™)	26,128	(19,726)	(46,254)	(39,852)	130	(24,423)	554,847	(3,461)	527,093	487,241	881,484	1,368,725	13	(2,239)	45,142	42,916
Fidelity VIP Investment Grade Bond (GrandMaster ™)	27,478	(36,347)	(15,677)	(24,546)	9,350	(11,113)	(21,101)	(167)	(23,031)	(47,577)	347,894	300,317	936	(1,140)	(3,004)	(3,208)
Fidelity VIP Investment Grade Bond (GrandMaster flex3™)	4,675	(16,476)	(42,004)	(53,805)	14,978	(50,612)	697,768	(405)	661,729	607,924	419,023	1,026,947	1,391	(4,890)	64,358	60,859
Fidelity VIP Investment Grade Bond (IQ3™)	25,756	(8,038)	(52,251)	(34,533)	47,197	(205,509)	(251,374)	(1,025)	(410,711)	(445,244)	1,070,819	625,575	3,767	(16,354)	(20,003)	(32,590)
Fidelity VIP Investment Grade Bond (Pinnacle Plus™)	9,701	(6,812)	(25,565)	(22,676)	1,125	(32,370)	(26,201)	(453)	(57,899)	(80,575)	452,888	372,313	103	(3,117)	(2,619)	(5,633)
Fidelity VIP Investment Grade Bond (AnnuiChoice II™)	8,911	(8,185)	(5,813)	(5,087)	50,304	(213,326)	(2,230)	(46)	(165,298)	(170,385)	277,895	107,510	5,024	(20,606)	(232)	(15,814)
Fidelity VIP Mid Cap (AnnuiChoice™)	32,191	64,483	(463,303)	(366,629)	657	(40,846)	(149,486)	(2,452)	(192,127)	(558,756)	1,047,763	489,007	33	(2,499)	(7,456)	(9,922)
Fidelity VIP Mid Cap (GrandMaster flex3™)	49,887	(129,573)	(622,170)	(701,856)	5,420	(198,182)	(303,128)	(576)	(496,466)	(1,198,322)	1,924,140	725,818	269	(10,482)	(22,121)	(32,334)
Fidelity VIP Mid Cap (IQ Annuity™)	50,841	152,254	(860,921)	(657,826)	1,070	(212,370)	(81,816)	(634)	(293,750)	(951,576)	1,833,988	882,412	76	(11,135)	(5,021)	(16,080)
Fidelity VIP Mid Cap (Pinnacle Plus™)	63,133	15,151	(982,475)	(904,191)	26,814	(88,657)	(452,631)	(2,002)	(516,476)	(1,420,667)	2,499,758	1,079,091	1,425	(5,524)	(27,284)	(31,383)
Fidelity VIP Mid Cap (AnnuiChoice II™)	1,201	3,434	(42,483)	(37,848)	57,178	(9,247)	(8,178)	(24)	39,729	1,881	65,112	66,993	5,517	(857)	(721)	3,939
Fidelity VIP Mid Cap (Grandmaster™)	32,350	(164,597)	(264,652)	(396,899)	11,715	(241,266)	37,082	(361)	(192,830)	(589,729)	1,282,051	692,322	819	(16,039)	8,552	(6,668)
Fidelity VIP Overseas (AdvantEdge™) (February 25)*	1,062	(2,414)	(19,197)	(20,549)	56,226	—	3,885	(113)	59,998	39,449	—	39,449	5,862	(17)	680	6,525
Fidelity VIP Overseas (AnnuiChoice™)	25,506	(12,824)	(361,441)	(348,759)	1,057	(26,094)	(69,287)	(1,974)	(96,298)	(445,057)	862,483	417,426	67	(1,713)	(4,151)	(5,797)
Fidelity VIP Overseas (GrandMaster™)	51,352	(185,193)	(437,438)	(571,279)	18,645	(313,486)	(1,228,275)	(568)	(1,523,684)	(2,094,963)	2,607,404	512,441	2,284	(33,797)	(127,420)	(158,933)
Fidelity VIP Overseas (GrandMaster flex3™)	18,229	(82,955)	(266,597)	(331,323)	—	(34,991)	(120,572)	(240)	(155,803)	(487,126)	814,108	326,982	—	(2,609)	(10,210)	(12,819)

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (IQ3™)	$24,660	$(41,965)	$(393,279)	$(410,584)	$65,289	$(71,983)	$(7,568)	$(342)	$(14,604)	$(425,188)	$910,193	$485,005	7,155	(5,966)	(3,341)	(2,152)
Fidelity VIP Overseas (Pinnacle Plus™)	27,699	(110,367)	(538,974)	(621,642)	22,948	(158,437)	273,763	(921)	137,353	(484,289)	1,186,818	702,529	1,396	(9,469)	12,215	4,142
Fidelity VIP Overseas (AnnuiChoice II™)	4,827	6,924	(74,559)	(62,808)	68,046	(2,296)	27,931	(138)	93,543	30,735	76,198	106,933	6,927	(365)	2,687	9,249
Non-Affiliated Class 1:
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	19,009	(38,717)	(574)	(20,282)	—	—	(190,955)	(329)	(191,284)	(211,566)	241,376	29,810	—	(18)	(11,349)	(11,367)
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3™)	3,433	(43)	(11,257)	(7,867)	—	(10,301)	(3,646)	(25)	(13,972)	(21,839)	57,881	36,042	—	(574)	(238)	(812)
Van Kampen UIF Emerging Markets Debt (IQ3™)	3,101	(4,996)	(2,692)	(4,587)	—	(803)	(22,783)	(34)	(23,620)	(28,207)	42,258	14,051	—	(49)	(1,390)	(1,439)
Van Kampen UIF U.S. Real Estate (AnnuiChoice™)	16,066	(123,639)	34,505	(73,068)	—	(7,580)	(110,536)	(453)	(118,569)	(191,637)	235,520	43,883	—	(387)	(7,123)	(7,510)
Van Kampen UIF U.S. Real Estate (GrandMaster flex3™)	19,955	(12,467)	(99,804)	(92,316)	—	(108,846)	(64,289)	(120)	(173,255)	(265,571)	403,426	137,855	—	(4,815)	(3,618)	(8,433)
Van Kampen UIF U.S. Real Estate (IQ3™)	10,101	(9,443)	(40,159)	(39,501)	—	(49,798)	(14,644)	(135)	(64,577)	(104,078)	165,366	61,288	—	(2,388)	(688)	(3,076)
Van Kampen UIF U.S. Real Estate (AnnuiChoice II™)	690	(17,336)	7,495	(9,151)	—	—	(50,118)	(17)	(50,135)	(59,286)	64,920	5,634	—	(2)	(5,990)	(5,992)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity™)	8,184	(11,697)	(193,743)	(197,256)	68,342	(57,530)	(47,875)	(299)	(37,362)	(234,618)	529,230	294,612	4,880	(2,955)	(3,196)	(1,271)
Franklin Growth and Income Securities (AdvantEdge™) (February 25)*	551	1,748	(10,593)	(8,294)	29,182	—	2,001	(256)	30,927	22,633	—	22,633	3,144	(31)	271	3,384
Franklin Growth and Income Securities (AnnuiChoice™)	18,833	(38,862)	(253,010)	(273,039)	182	(45,272)	(69,764)	(2,115)	(116,969)	(390,008)	827,548	437,540	15	(3,863)	(6,063)	(9,911)
Franklin Growth and Income Securities (AnnuiChoice II™)	753	(3,468)	(11,273)	(13,988)	17,105	(5,344)	(9,575)	(19)	2,167	(11,821)	37,833	26,012	1,916	(641)	(1,010)	265
Franklin Growth and Income Securities (GrandMaster flex3™)	10,588	(39,896)	(143,316)	(172,624)	5,470	(83,911)	(22,706)	(255)	(101,402)	(274,026)	538,444	264,418	395	(6,689)	(2,377)	(8,671)
Franklin Growth and Income Securities (Grandmaster™)	30,141	(341,471)	(204,750)	(516,080)	—	(238,120)	(140,731)	(211)	(379,062)	(895,142)	1,644,662	749,520	—	(18,134)	(14,538)	(32,672)
Franklin Growth and Income Securities (IQ Annuity™)	28,504	(65,498)	(476,388)	(513,382)	3,612	(151,267)	(145,592)	(1,087)	(294,334)	(807,716)	1,621,941	814,225	351	(11,366)	(13,136)	(24,151)
Franklin Growth and Income Securities (Pinnacle Plus™)	30,430	(198,750)	(442,624)	(610,944)	7,969	(149,081)	(412,382)	(861)	(554,355)	(1,165,299)	2,002,494	837,195	749	(14,422)	(36,817)	(50,490)
Franklin Income Securities (AdvantEdge™) (February 25)*	1,051	190	(9,554)	(8,313)	31,963	—	3,537	(105)	35,395	27,082	—	27,082	3,239	(13)	531	3,757
Franklin Income Securities (AnnuiChoice™)	28,092	947	(205,327)	(176,288)	—	(20,650)	(21,300)	(1,204)	(43,154)	(219,442)	595,350	375,908	—	(1,387)	(1,830)	(3,217)
Franklin Income Securities (AnnuiChoice II™)	10,546	(23,662)	(49,999)	(63,115)	98,821	(46,818)	8,943	(81)	60,865	(2,250)	132,585	130,335	9,794	(5,019)	251	5,026
Franklin Income Securities (GrandMaster flex3™)	127,598	(40,465)	(1,064,287)	(977,154)	13,707	(353,642)	18,748	(1,934)	(323,121)	(1,300,275)	3,320,917	2,020,642	842	(25,381)	539	(24,000)
Franklin Income Securities (Grandmaster™)	137,070	(160,340)	(910,113)	(933,383)	1,363	(511,130)	(94,851)	(691)	(605,309)	(1,538,692)	3,455,353	1,916,661	86	(35,653)	(5,299)	(40,866)
Franklin Income Securities (IQ Annuity™)	89,851	(69,394)	(629,872)	(609,415)	43,364	(292,797)	(260,953)	(1,407)	(511,793)	(1,121,208)	2,193,919	1,072,711	2,665	(19,088)	(21,879)	(38,302)
Franklin Income Securities (Pinnacle Plus™)	111,300	(51,625)	(897,259)	(837,584)	19,626	(260,783)	(107,441)	(1,544)	(350,142)	(1,187,726)	2,742,662	1,554,936	1,530	(21,547)	(13,298)	(33,315)
Franklin Large Cap Growth
Securities (AdvantEdge™)
(February 25)*	(2)	—	365	363	10,000	—	—	—	10,000	10,363	—	10,363	1,492	—	—	1,492
Franklin Large Cap Growth Securities (AnnuiChoice™)	1,037	2,382	(22,844)	(19,425)	—	(663)	(6,031)	(101)	(6,795)	(26,220)	61,023	34,803	—	(62)	(433)	(495)
Franklin Large Cap Growth Securities (GrandMaster flex3™)	4,616	(5,250)	(74,508)	(75,142)	6,774	(71,356)	(61,767)	(67)	(126,416)	(201,558)	289,609	88,051	502	(5,853)	(5,266)	(10,617)
Franklin Large Cap Growth Securities (Grandmaster™)	2,475	(10,940)	(46,470)	(54,935)	72	(28,324)	(141,987)	(60)	(170,299)	(225,234)	276,939	51,705	6	(2,547)	(10,984)	(13,525)
Franklin Large Cap Growth Securities (IQ Annuity™)	6,317	11,520	(143,153)	(125,316)	7,082	(29,447)	(75,516)	(141)	(98,022)	(223,338)	425,760	202,422	697	(2,495)	(5,936)	(7,734)
Franklin Large Cap Growth Securities (Pinnacle Plus™)	6,125	(31,621)	(123,045)	(148,541)	1,708	(65,121)	(68,116)	(292)	(131,821)	(280,362)	458,288	177,926	156	(5,574)	(8,490)	(13,908)
Franklin Large Cap Growth Securities (AnnuiChoice II™)	1,764	1,785	(34,944)	(31,395)	14,642	(856)	(13,609)	(53)	124	(31,271)	99,473	68,202	1,946	(125)	(1,301)	520
Franklin Mutual Shares Securities (AdvantEdge™) (February 25)*	3,686	959	(44,286)	(39,641)	142,465	—	8,430	(586)	150,309	110,668	—	110,668	15,475	(76)	1,268	16,667
Franklin Mutual Shares Securities (AnnuiChoice™)	27,783	(97,786)	(329,546)	(399,549)	—	(36,943)	(235,428)	(2,140)	(274,511)	(674,060)	1,141,622	467,562	—	(2,842)	(19,012)	(21,854)
Franklin Mutual Shares Securities (AnnuiChoice II™)	3,719	(20,014)	(51,289)	(67,584)	16,296	(21,260)	(97,794)	(179)	(102,937)	(170,521)	257,086	86,565	1,560	(2,354)	(9,872)	(10,666)
Franklin Mutual Shares Securities (GrandMaster flex3™)	42,102	32,621	(883,128)	(808,405)	13,404	(35,909)	(101,469)	(983)	(124,957)	(933,362)	2,145,754	1,212,392	821	(2,560)	(9,048)	(10,787)
Franklin Mutual Shares Securities (IQ Annuity™)	10,745	(65,037)	(207,179)	(261,471)	35,467	(86,140)	(325,703)	(517)	(376,893)	(638,364)	904,482	266,118	2,257	(6,005)	(23,440)	(27,188)
Franklin Mutual Shares Securities (Pinnacle Plus™)	32,757	34,136	(776,106)	(709,213)	12,862	(69,148)	(245,916)	(699)	(302,901)	(1,012,114)	2,030,841	1,018,727	999	(5,555)	(19,557)	(24,113)
Franklin Mutual Shares Securities Standard (IQ Advisor™)	372	380	(5,811)	(5,059)	—	—	—	—	—	(5,059)	13,496	8,437	—	—	—	—
Franklin Mutual Shares Securities(Grandmaster™)	62,498	(171,088)	(966,595)	(1,075,185)	16,231	(425,100)	(32,451)	(915)	(442,235)	(1,517,420)	3,165,924	1,648,504	1,097	(28,763)	(1,300)	(28,966)
Franklin Small Cap Value Securities (AnnuiChoice™)	556	5,109	(40,665)	(35,000)	—	(842)	105,374	(417)	104,115	69,115	965	70,080	—	(196)	11,957	11,761
Franklin Small Cap Value Securities (Grandmaster™)	5,011	30,316	(393,705)	(358,378)	9,351	(94,509)	1,191,315	(342)	1,105,815	747,437	—	747,437	1,180	(11,269)	137,439	127,350
Franklin Small Cap Value Securities (GrandmasterFlex3™)	(67)	3,399	(24,830)	(21,498)	—	—	10,576	(16)	10,560	(10,938)	54,799	43,861	—	(2)	1,323	1,321
Franklin Small Cap Value Securities (IQ3 ™)	28	(537)	476	(33)	5,141	—	(8,510)	(6)	(3,375)	(3,408)	10,351	6,943	979	(1)	(959)	19
Franklin Small Cap Value Securities (Pinnacle Plus ™)	865	16,404	(219,173)	(201,904)	10,619	(32,032)	574,114	(143)	552,558	350,654	14,436	365,090	1,276	(4,673)	64,315	60,918
Templeton Foriegn Securities Fund (AdvantEdge™)	(189)	(1,569)	(7,834)	(9,592)	38,204	—	4,112	(104)	42,212	32,620	—	32,620	4,349	(15)	690	5,024
Templeton Foriegn Securities Fund (GrandMaster flex3™)	10,359	49,588	(356,616)	(296,669)	4,649	(21,360)	(47,170)	(190)	(64,071)	(360,740)	749,177	388,437	234	(1,370)	(2,877)	(4,013)
Templeton Foriegn Securities Fund (Grandmaster™)	5,307	(34,772)	(96,876)	(126,341)	84	(11,364)	11,003	(53)	(330)	(126,671)	292,190	165,519	5	(630)	136	(489)
Templeton Foriegn Securities Fund (Pinnacle Plus™)	11,450	71,942	(463,184)	(379,792)	9,495	(18,164)	(153,139)	(608)	(162,416)	(542,208)	1,032,202	489,994	613	(1,179)	(9,191)	(9,757)
Templeton Foreign Securities Fund (AnnuiChoice™)	2,315	8,418	(78,157)	(67,424)	—	(3,427)	68,941	(341)	65,173	(2,251)	134,199	131,948	—	(205)	4,197	3,992

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Class 2 (continued):
Templeton Foreign Securities Fund (AnnuiChoice II™)	$652	$(2,253)	$(11,787)	$(13,388)	$11,307	$—	$3,653	$(11)	$14,949	$1,561	$20,790	$22,351	1,084	(1)	286	1,369
Templeton Growth Securities (AdvantEdge™) (February 25)*	334	1,965	(15,445)	(13,146)	35,241	—	4,912	(224)	39,929	26,783	—	26,783	3,547	(29)	724	4,242
Templeton Growth Securities (AnnuiChoice™)	1,042	(5,274)	(46,618)	(50,850)	—	(1,604)	(11,597)	(253)	(13,454)	(64,304)	119,020	54,716	—	(136)	(1,085)	(1,221)
Templeton Growth Securities (AnnuiChoice II™)	277	1,574	(17,833)	(15,982)	4,300	(842)	(1)	(32)	3,425	(12,557)	38,971	26,414	762	(102)	1	661
Templeton Growth Securities (GrandMaster flex3™)	6,773	29,318	(698,100)	(662,009)	13,404	(44,420)	(62,506)	(751)	(94,273)	(756,282)	1,559,555	803,273	775	(3,615)	(4,999)	(7,839)
Templeton Growth Securities (Grandmaster™)	2,847	(122,117)	(85,408)	(204,678)	3,843	(16,851)	48,851	(68)	35,775	(168,903)	415,071	246,168	236	(1,522)	2,229	943
Templeton Growth Securities (IQ Annuity™)	560	(200,362)	(250,066)	(449,868)	37,884	(303,791)	496,799	(956)	229,936	(219,932)	885,216	665,284	2,490	(27,209)	40,081	15,362
Templeton Growth Securities (Pinnacle Plus™)	2,833	2,764	(391,711)	(386,114)	3,849	(50,961)	(209,596)	(312)	(257,020)	(643,134)	1,055,964	412,830	295	(4,388)	(15,212)	(19,305)
Templeton Growth Securities Standard (IQ Advisor™)	81	364	(3,380)	(2,935)	—	—	—	—	—	(2,935)	6,877	3,942	—	—	—	—
Van Kampen LIT Comstock (AnnuiChoice™)	1,714	(24,052)	(18,476)	(40,814)	—	(82)	18,498	(69)	18,347	(22,467)	110,966	88,499	—	(12)	1,725	1,713
Van Kampen LIT Comstock (GrandMaster flex3™)	2,870	(44,374)	(51,302)	(92,806)	3,976	(27,992)	16,276	(64)	(7,804)	(100,610)	276,071	175,461	276	(2,031)	1,852	97
Van Kampen LIT Comstock (Grandmaster™)	1,169	3,324	(42,695)	(38,202)	146	(2,870)	(6,755)	(67)	(9,546)	(47,748)	112,279	64,531	11	(214)	(437)	(640)
Van Kampen LIT Comstock (IQ Annuity™)	1,426	(107)	(32,989)	(31,670)	—	(10,174)	(49,600)	(53)	(59,827)	(91,497)	138,370	46,873	—	(687)	(3,296)	(3,983)
Van Kampen LIT Comstock (Pinnacle Plus™)	2,971	(23,682)	(66,838)	(87,549)	699	(51,149)	(9,350)	(191)	(59,991)	(147,540)	313,874	166,334	67	(3,830)	318	(3,445)
Van Kampen LIT Strategic Growth (GrandMaster flex3™)	(124)	(14)	(5,494)	(5,632)	—	—	2	(5)	(3)	(5,635)	11,286	5,651	—	—	(1)	(1)
Van Kampen LIT Strategic Growth (Grandmaster™)	(3)	—	(208)	(211)	—	—	(1)	(2)	(3)	(214)	426	212	—	—	—	—
Van Kampen LIT Strategic Growth (Pinnacle Plus™)	(1,891)	(19,172)	(73,238)	(94,301)	4,202	(812)	(144,053)	(80)	(140,743)	(235,044)	309,772	74,728	321	(73)	(12,028)	(11,780)
Van Kampen UIF Emerging Markets Debt (AdvantEdge™) (February 25) *	1,284	290	(4,274)	(2,700)	26,638	—	1	—	26,639	23,939	—	23,939	2,851	—	—	2,851
Van Kampen UIF Emerging Markets Debt (AnnuiChoice™)	5,735	(8,291)	(4,837)	(7,393)	—	—	15,906	(90)	15,816	8,423	10,017	18,440	—	(10)	1,176	1,166
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II™)	801	180	(2,631)	(1,650)	10,000	—	(1)	—	9,999	8,349	—	8,349	975	—	—	975
Van Kampen UIF Emerging Markets Debt (Grandmaster™)	1,711	(16)	(5,176)	(3,481)	—	(1,857)	(38)	(3)	(1,898)	(5,379)	23,295	17,916	—	(110)	(3)	(113)
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3™)	9,979	804	(29,946)	(19,163)	—	(8,226)	(76,407)	(18)	(84,651)	(103,814)	199,253	95,439	—	(825)	(7,563)	(8,388)
Van Kampen UIF Emerging Markets Debt (IQ3™)	13,956	(6,600)	(38,200)	(30,844)	11,915	(28,081)	(57,568)	(190)	(73,924)	(104,768)	229,875	125,107	706	(1,697)	(3,734)	(4,725)
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus™)	22,150	(12,784)	(60,893)	(51,527)	3,123	(7,373)	(52,039)	(525)	(56,814)	(108,341)	326,455	218,114	210	(606)	(4,007)	(4,403)
Van Kampen UIF Emerging Markets Equity (AdvantEdge™) (February 25)*	1,292	4,131	(33,654)	(28,231)	66,041	—	9,732	(130)	75,643	47,412	—	47,412	8,268	(24)	1,934	10,178
Van Kampen UIF Emerging Markets Equity (AnnuiChoice™)	37,977	(282,236)	(119,265)	(363,524)	259	(6,784)	(413,658)	(657)	(420,840)	(784,364)	965,645	181,281	7	(219)	(12,123)	(12,335)
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3™)	62,361	(112,545)	(718,559)	(768,743)	3,009	(50,066)	(114,261)	(462)	(161,780)	(930,523)	1,432,726	502,203	17	(1,657)	(4,286)	(5,926)
Van Kampen UIF Emerging Markets Equity (Grandmaster™)	79,241	67,481	(942,485)	(795,763)	12,952	(67,873)	661,008	(560)	605,527	(190,236)	760,421	570,185	419	(2,047)	14,958	13,330
Van Kampen UIF Emerging Markets Equity (IQ Annuity™)	17,192	30,431	(292,128)	(244,505)	38,235	(96,211)	98,299	(252)	40,071	(204,434)	438,811	234,377	1,753	(2,463)	3,293	2,583
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus™)	55,069	13,125	(770,359)	(702,165)	9,169	(21,813)	(106,832)	(967)	(120,443)	(822,608)	1,307,708	485,100	312	(900)	(3,890)	(4,478)
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II™)	12,302	(55,886)	(79,558)	(123,142)	6,250	—	(175,928)	(101)	(169,779)	(292,921)	328,688	35,767	442	(9)	(15,155)	(14,722)
Van Kampen UIF U.S. Mid Cap Value (AdvantEdge™) (February 25)*	(2)	—	451	449	10,000	—	—	—	10,000	10,449	—	10,449	1,716	—	—	1,716
Van Kampen UIF U.S. Mid Cap Value (Grandmaster™) (May 1)*	2,767	(1,851)	(737)	179	—	—	5,024	—	5,024	5,203	—	5,203	—	—	853	853
Van Kampen UIF U.S. Mid Cap Value (Grandmaster flex3™) (May 1)*	(15)	(1)	127	111	—	—	9,999	—	9,999	10,110	—	10,110	—	—	1,660	1,660
Van Kampen UIF U.S. Mid Cap Value (Pinnacle Plus™) (May 1)*	5,711	(13,724)	(56,692)	(64,705)	—	(12,617)	174,492	(2)	161,873	97,168	—	97,168	9	(1,952)	17,909	15,966
Van Kampen UIF U. S. Real Estate (AnnuiChoice™)	3,087	(429)	(14,140)	(11,482)	1,584	(344)	126,542	(264)	127,518	116,036	5,558	121,594	231	(113)	24,846	24,964
Van Kampen UIF U. S. Real Estate (AnnuiChoice II™)	3,617	(2,142)	(23,961)	(22,486)	13,196	(144)	(29,793)	(17)	(16,758)	(39,244)	70,088	30,844	1,669	(23)	(4,202)	(2,556)
Van Kampen UIF U.S. Real Estate (Grandmaster™)	44,614	113,331	(424,102)	(266,157)	7,287	(29,106)	293,178	(214)	271,145	4,988	338,947	343,935	339	(1,383)	10,801	9,757
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3™)	6,319	11,652	(54,322)	(36,351)	—	(3,059)	5,714	(49)	2,606	(33,745)	93,133	59,388	—	(509)	1,062	553
Van Kampen UIF U.S. Real Estate (IQ3 ™)	5,509	(14,162)	(30,544)	(39,197)	32,107	(20,916)	11,131	(41)	22,281	(16,916)	115,694	98,778	2,023	(910)	907	2,020
Van Kampen UIF U. S. Real Estate (Pinnacle Plus™)	67,078	174,818	(707,031)	(465,135)	9,969	(102,433)	357,835	(1,153)	264,218	(200,917)	856,409	655,492	682	(5,857)	16,462	11,287
Non-Affiliated Class B:
DWS Small Cap Index VIP (AnnuiChoice™)	1,850	(6,587)	(41,487)	(46,224)	—	(1,287)	8,508	(607)	6,614	(39,610)	137,857	98,247	—	(144)	1,029	885
DWS Small Cap Index VIP (AnnuiChoice II™)	111	757	(8,140)	(7,272)	9,976	(61)	942	(22)	10,835	3,563	11,761	15,324	993	(12)	143	1,124
DWS Small Cap Index VIP (GrandMaster flex3™)	1,717	(36,904)	(25,727)	(60,914)	—	(28,451)	13,380	(77)	(15,148)	(76,062)	191,441	115,379	—	(2,271)	1,441	(830)
DWS Small Cap Index VIP (Grandmaster™)	151	(3,002)	(4,841)	(7,692)	—	(11,967)	18,974	(23)	6,984	(708)	17,028	16,320	—	(929)	1,546	617
DWS Small Cap Index VIP (IQ3™)	1,004	(348)	(37,833)	(37,177)	—	(5,030)	1,954	(73)	(3,149)	(40,326)	102,620	62,294	—	(364)	(76)	(440)
DWS Small Cap Index VIP (Pinnacle Plus™)	3,909	10,002	(181,514)	(167,603)	1,130	(43,061)	(43,855)	(303)	(86,089)	(253,692)	534,391	280,699	81	(3,833)	(2,835)	(6,587)
Non-Affiliated Advisor Class:
Pimco VIT All Asset (AnnuiChoice™) (May 1)*	2,767	(1,356)	(14,935)	(13,524)	—	(234)	66,914	—	66,680	53,156	—	53,156	—	(26)	6,469	6,443
Pimco VIT All Asset (AnnuiChoice II™) (February 25)*	6,720	228	(37,436)	(30,488)	32,237	—	134,072	—	166,309	135,821	—	135,821	3,228	—	13,113	16,341
Pimco VIT All Asset (IQ Annuity™) (May 1)*	1,057	(15)	(5,951)	(4,909)	5,172	—	25,585	(6)	30,751	25,842	—	25,842	532	(1)	2,611	3,142

See accompanying notes.

* - 2008 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Statements of Changes in Net Assets (continued)

For the Year Ended December 31, 2008

	Inccrease (deccrease) in net assets from operations:				Increase (decrease) in net assets from contract related transactions								Unit Transactions
Division	Net investment income (loss)	Realized gain (loss)	Change in net unrealized appreciation (depreciation) during the period	Net increase (decrease) in net assets resulting from operations	Contributions from contract holders	Contract terminations and benefits	Net transfers among investment options	Contract maintenance charges	Net increase (decrease) in net assets from contract related transactions	Increase (decrease) in net assets	Net assets, beginning of year	Net assets, end of year	Units purchased	Units redeemed	Units transferred	Increase (decrease) in units
Non-Affiliated Advisor Class (continued):
Pimco VIT All Asset (Pinnacle Plus™) (May 1)*	$7,524	$(6,276)	$(42,650)	$(41,402)	$—	$(20,368)	$235,913	$(3)	$215,542	$174,140	$—	$174,140	—	(2,543)	23,748	21,205
Pimco VIT Commodity Real Return Strategy (AdvantEdge™) (Feburary 25)*	2,291	(296)	(46,019)	(44,024)	79,848	—	8,873	(134)	88,587	44,563	—	44,563	7,783	(22)	1,547	9,308
Pimco VIT Commodity Real Return Strategy (AnnuiChoice™) (May 1)*	509	(6,071)	(10,935)	(16,497)	—	(409)	26,845	(19)	26,417	9,920	—	9,920	—	(92)	2,170	2,078
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II™) (February 25)*	1,112	(139)	(15,810)	(14,837)	20,673	(53)	16,479	(82)	37,017	22,180	—	22,180	2,145	(24)	2,494	4,615
Pimco VIT Commodity Real Return Strategy (Grandmaster™) (May 1)*	2,114	(2,592)	(39,793)	(40,271)	—	(376)	82,846	—	82,470	42,199	—	42,199	—	(50)	8,910	8,860
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3™) (May 1)*	490	(2,472)	(10,433)	(12,415)	—	(2,063)	24,488	—	22,425	10,010	—	10,010	—	(390)	2,495	2,105
Pimco VIT Commodity Real Return Strategy (IQ Annuity™) (May 1)*	3,641	(24,552)	(27,283)	(48,194)	44,448	(1,186)	89,341	(24)	132,579	84,385	—	84,385	7,628	(138)	10,240	17,730
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus™) (May 1)*	5,529	(37,473)	(108,643)	(140,587)	1	(1,330)	223,812	(35)	222,448	81,861	—	81,861	—	(227)	17,452	17,225
Pimco VIT Low Duration (IQ Annuity™) (May 1)*	116	122	(206)	32	14,568	(31)	376	—	14,913	14,945	—	14,945	1,545	(3)	—	1,542
Pimco VIT Low Duration (Pinnacle Plus™) (May 1)*	1,161	939	(1,468)	632	—	(376)	92,157	(126)	91,655	92,287	—	92,287	—	(53)	9,589	9,536
Pimco VIT Real Return (AdvantEdge™) (February 25)*	106	(111)	(1,017)	(1,022)	10,197	—	(1,240)	(40)	8,917	7,895	—	7,895	1,026	(4)	(134)	888
Pimco VIT Real Return (IQ Annuity™) (May 1)*	270	(115)	(2,979)	(2,824)	5,172	—	45,084	(8)	50,248	47,424	—	47,424	512	(1)	4,808	5,319
Pimco VIT Real Return (Grandmaster™) (May 1)*	195	(1,414)	(619)	(1,838)	—	(981)	18,492	—	17,511	15,673	—	15,673	—	(99)	1,856	1,757
Pimco VIT Real Return (Pinnacle Plus™) (May 1)*	809	(9,730)	(3,312)	(12,233)	—	(517)	45,998	—	45,481	33,248	—	33,248	—	(56)	3,790	3,734
Pimco VIT Total Return (AdvantEdge™) (February 25)*	8,903	(892)	(5,254)	2,757	436,659	—	(82,224)	(1,538)	352,897	355,654	—	355,654	43,589	(154)	(8,328)	35,107
Pimco VIT Total Return (AnnuiChoice™) (May 1)*	5,644	1,265	(6,558)	351	—	(548)	200,341	(23)	199,770	200,121	—	200,121	—	(58)	19,999	19,941
Pimco VIT Total Return (AnnuiChoice II™) (May 1)*	12,975	1,898	(14,811)	62	112,000	(178)	328,050	(399)	439,473	439,535	—	439,535	11,142	(58)	32,134	43,218
Pimco VIT Total Return (IQ Annuity™) (May 1)*	6,842	377	(361)	6,858	139,423	(3,994)	166,861	(112)	302,178	309,036	—	309,036	14,321	(415)	16,981	30,887
Pimco VIT Total Return (Grandmaster™) (May 1)*	1,958	6,604	1,533	10,095	—	(3,772)	52,011	(10)	48,229	58,324	—	58,324	—	(394)	6,219	5,825
Pimco VIT Total Return (Grandmaster flex3™) (May 1)*	536	42	236	814	—	(1,088)	27,923	(9)	26,826	27,640	—	27,640	—	(115)	2,879	2,764
Pimco VIT Total Return (Pinnacle Plus™) (May 1)*	5,997	667	(4,433)	2,231	—	(25,152)	291,467	(51)	266,264	268,495	—	268,495	—	(2,596)	29,472	26,876
Non-Affiliated Investor Class:
Rydex VT Absolute Return Strategies (AdvantEdge™) (February 25)*	(69)	(623)	(3,116)	(3,808)	27,402	—	(876)	(105)	26,421	22,613	—	22,613	2,806	(12)	(97)	2,697
Rydex VT Absolute Return Strategies (AnnuiChoice™) (May 1)*	391	(14,079)	(70,452)	(84,140)	—	(1,078)	504,827	(38)	503,711	419,571	—	419,571	—	(123)	50,611	50,488
Rydex VT Absolute Return Strategies (AnnuiChoice II™) (February 25)*	39	(918)	(109,147)	(110,026)	12,976	(1,897)	693,752	(15)	704,816	594,790	—	594,790	1,306	(220)	69,575	70,661
Rydex VT Absolute Return Strategies (Grandmaster™) (May 1)*	(14)	(1,092)	(1,105)	(2,211)	—	(21)	9,538	—	9,517	7,306	—	7,306	—	(2)	883	881
Rydex VT Absolute Return Strategies (Grandmaster flex3™) (May 1)*	(6)	(462)	(661)	(1,129)	—	(2,949)	8,356	—	5,407	4,278	—	4,278	—	(357)	874	517
Rydex VT Absolute Return Strategies (IQ Annuity™) (May 1)*	12	(1,421)	(5,667)	(7,076)	5,375	—	42,936	(5)	48,306	41,230	—	41,230	572	—	4,405	4,977
Rydex VT Absolute Return Strategies (Pinnacle Plus™) (May 1)*	44	(222)	(145)	(323)	—	(5,992)	26,268	—	20,276	19,953	—	19,953	—	(742)	3,154	2,412
Rydex VT Hedged Equity (AdvantEdge™) (February 25)*	147	(120)	(10,599)	(10,572)	55,492	—	(940)	(110)	54,442	43,870	—	43,870	5,494	(12)	(108)	5,374
Rydex VT Hedged Equity (AnnuiChoice™) (May 1)*	12	(2)	(260)	(250)	—	—	1,981	(6)	1,975	1,725	—	1,725	—	(1)	217	216
Rydex VT Hedged Equity (AnnuiChoice II™) (February 25)*	12	(1)	(550)	(539)	2,500	—	(1)	—	2,499	1,960	—	1,960	239	—	—	239
Rydex VT Hedged Equity (Grandmaster™) (May 1)*	30	(14)	345	361	—	—	51,914	—	51,914	52,275	—	52,275	—	—	6,572	6,572
Rydex VT Hedged Equity (Grandmaster flex3™) (May 1)*	17	(290)	(486)	(759)	—	(1,985)	5,571	—	3,586	2,827	—	2,827	—	(246)	602	356
Rydex VT Hedged Equity (IQ Annuity™) (May 1)*	621	(1,161)	(7,800)	(8,340)	250	(5,210)	165,495	(51)	160,484	152,144	—	152,144	29	(567)	19,678	19,140
Rydex VT Hedged Equity (Pinnacle Plus™) (May 1)*	615	(7,855)	(38,721)	(45,961)	—	(20,115)	231,426	(2)	211,309	165,348	—	165,348	—	(2,584)	23,416	20,832
Rydex VT Sector Rotation (AdvantEdge™) (February 25)*	(297)	(42)	(17,135)	(17,474)	44,454	—	594	(42)	45,006	27,532	—	27,532	4,082	(5)	71	4,148
Rydex VT Sector Rotation (AnnuiChoice™) (May 1)*	(21)	(5)	(2,714)	(2,740)	—	—	8,715	(19)	8,696	5,956	—	5,956	—	(2)	921	919
Rydex VT Sector Rotation (AnnuiChoice II™) (May 1)*	(114)	(39)	(11,879)	(12,032)	30,197	—	1,533	(60)	31,670	19,638	—	19,638	2,747	(8)	208	2,947
Rydex VT Sector Rotation (IQ Annuity™) (May 1)*	(4)	—	(302)	(306)	69	—	719	—	788	482	—	482	7	—	68	75
Rydex VT Sector Rotation (Grandmaster™) (May 1)*	(12)	(61)	(926)	(999)	—	(253)	3,294	—	3,041	2,042	—	2,042	—	(33)	349	316
Rydex VT Sector Rotation (Pinnacle Plus™) (May 1)*	(550)	(22,122)	(731)	(23,403)	1	(426)	26,629	(4)	26,200	2,797	—	2,797	—	(45)	478	433
Rydex VT Managed Futures Strategies (AdvantEdge™) (February 25)*	(2)	—	(74)	(76)	10,000	—	—	—	10,000	9,924	—	9,924	1,044	—	—	1,044
Rydex VT Managed Futures Strategies (Annuichoice™) (November 24)*	(7)	—	(628)	(635)	—	—	10,000	—	10,000	9,365	—	9,365	—	—	984	984
Rydex VT Managed Futures Strategies (Pinnacle Plus™) (November 24)*	(80)	(2)	(2,505)	(2,587)	—	—	59,105	—	59,105	56,518	—	56,518	—	—	5,946	5,946

See accompanying notes.

* - 2006 inception date of division.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements

December 31, 2009

1. Organization and Significant Accounting Policies

Organization and Nature of Operations

National Integrity Life Insurance Company (“National Integrity”) established Separate Account I (the “Separate Account”) on May 19, 1986, under the insurance laws of the State of New York, for the purpose of issuing flexible premium variable annuity contracts (“Contracts”). The Separate Account is a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Separate Account are part of National Integrity.

National Integrity is a wholly-owned subsidiary of Integrity Life Insurance Company (“Integrity”), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (“W&S”).

Contract holders may allocate or transfer their account values to one or more of the Separate Account’s investment divisions, or for certain contract holders, to one or more fixed guarantee rate options of National Integrity’s Separate Account Guaranteed Principal Option (“GPO”).  Options in the Separate Account GPO include fixed guaranteed rate options over various maturity periods that are subject to a market value adjustment (“MVA”).  In addition, certain contract holders may also allocate or transfer their account values to options held in National Integrity’s general account.  Such options include a guaranteed interest division, a quarterly rate option or a Systematic Transfer Option (“STO”).  All STO contributions must be transferred to other investment divisions or to a guaranteed rate option within either six months or one year of the contribution.

The Separate Account investment divisions are invested in shares of corresponding investment portfolios (“Funds”) of the following investment companies: the Variable Insurance Products Fund, Variable Insurance Products Fund II, Variable Insurance Products Fund III, Variable Insurance Products Fund IV and Variable Insurance Products Fund V (collectively the “Fidelity VIP Funds”); Franklin Templeton Variable Insurance Products Trust (“Franklin Templeton Funds”), J.P. Morgan Series Trust II (“JPMorgan Funds”); DWS Investments VIT Funds (“DWS Funds”); Touchstone Variable Series Trust (“Touchstone Funds”); Van Kampen Universal Institutional Funds Portfolios (“ Van Kampen UIF Funds”); Van Kampen Life Investment Trust (“Van Kampen LIT Funds”); Columbia Variable Funds (“Columbia VIT Funds”); PIMCO Variable Insurance Trust (“PIMCO Funds”), and the Rydex Variable Trust (“Rydex Funds”). The Fidelity VIP Funds are “series” type mutual

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

funds managed by Fidelity Management and Research Company. The investment advisers of the Franklin Templeton Funds are various affiliates of Franklin Resources, Inc., doing business as Franklin Templeton Investments, including Franklin Advisers, Inc., Franklin Mutual Advisers, LLC, Advisory Services, LLC, Templeton Investment Counsel, LLC, and Templeton Global Advisors Limited.  J.P. Morgan Investment Management, Inc., is the investment adviser to the JPMorgan Funds. The investment adviser for the DWS Funds is Deutsche Asset Management, Inc. The Touchstone Funds are managed by Touchstone Advisors, Inc.  The Van Kampen UIF Funds are managed by Morgan Stanley Investment Management, Inc. Van Kampen Asset Management manages the Van Kampen LIT Portfolios. The Columbia VIT Funds are managed by Columbia Management. The PIMCO Funds are managed by the Pacific Investment Management Company LLC.  The Rydex Funds are managed by Rydex Investments.

The contract holders account value in a Separate Account division, will vary depending on the performance of the corresponding portfolio, also referred to as the underlying fund.  The Separate Account currently has 379 investment divisions available. The investment objective of each division and its corresponding portfolio are the same.  Refer to each portfolio’s prospectus for a description of investment objectives.

The assets of the Separate Account are owned by National Integrity. The portion of the Separate Account’s assets supporting the contracts may not be used to satisfy liabilities arising out of any other business of National Integrity.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles for separate accounts formed as unit investment trusts.

Investments

Investments in shares of the Funds are valued at fair value as determined by the closing net asset value per share on December 31, 2009. The difference between cost and fair value is reflected as unrealized appreciation or depreciation of investments.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1. Organization and Significant Accounting Policies (continued)

Share transactions are recorded on the trade date. Realized gains and losses on sales of the Funds’ shares of the Funds are determined based on the identified cost basis.

Capital gain distributions are included in the realized gain distributions line on the Statements of Operations.  Dividends are included in the dividends line on the Statements of Operations. Dividends and capital gain distributions are recorded on the ex-dividend date.  Dividends and capital gain distributions from the Funds’ portfolios are reinvested in the respective portfolios and are reflected in the unit values of the divisions of the Separate Account.

The Separate Account’s investments are held at fair value.  Fair value is the price that the Separate Account would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date.  Fair Value is established using a three-level hierarchy based upon the transparency of inputs to the valuation of an asset or liability.  Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability.  Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity.  Unobservable inputs reflect the reporting entity’s own assessment regarding the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances.  The Separate Account’s investments are assigned a level based upon the observability of the inputs that are significant to the overall valuation.  The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs to the valuation methodology are quoted prices in active markets.

Level 2 - inputs to the valuation methodology are observable, directly or indirectly.

Level 3 - inputs to the valuation methodology are unobservable and reflect assumptions on the part of the reporting entity.

The Separate Account’s investments are valued as Level 1.

Unit Value

Unit values for the Separate Account divisions are computed at the end of each business day. The unit value is equal to the unit value for the preceding business day multiplied by a net

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

1.  Organization and Significant Accounting Policies (continued)

investment factor. This net investment factor is determined based on the value of the underlying mutual fund portfolios of the Separate Account, reinvested dividends and capital gains, and the daily asset charge for the mortality and expense risk and certain administrative charges, as applicable.

Taxes

Operations of the Separate Account are included in the income tax return of National Integrity, which is taxed as a life insurance company under the Internal Revenue Code (“IRC”). The Separate Account is not taxed as a regulated investment company under Subchapter M of the IRC. Under the provisions of the policies, National Integrity has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax since, under current tax law, National Integrity pays no tax on investment income and capital gains reflected in variable life insurance policy reserves. However, National Integrity retains the right to charge for any federal income tax incurred, which is attributable to the Separate Account if the law is changed. Charges for state and local taxes, if any, attributable to the Separate Account may also be made.

Use of Estimates

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and determined that no additional disclosures are required.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments

The aggregate cost of portfolio shares purchased and proceeds from portfolio shares sold during the period ended December 31, 2009 (refer to the Statement of Changes in Net Assets for the applicable period ended December 31, 2009) and the cost of shares held at December 31, 2009, for each division were as follows:

Division	Purchases	Sales	Cost
Affiliated:
Touchstone Aggressive ETF (Advantedge ™)	$28,709	$1,832	$89,570
Touchstone Aggressive ETF (AnnuiChoice ™)	97,395	166,164	361,633
Touchstone Aggressive ETF (GrandMaster flex3 ™)	75,606	115,288	550,965
Touchstone Aggressive ETF (Grandmaster ™)	630	12,284	12,652
Touchstone Aggressive ETF (IQ Annuity ™)	126,023	261,480	466,184
Touchstone Aggressive ETF (Pinnacle Plus ™)	38,458	11,274	74,089
Touchstone Aggressive ETF Fund (AnnuiChoice II ™)	475,598	5,185	471,107
Touchstone Baron Small Cap (Advantedge ™)	140,665	20,135	146,691
Touchstone Baron Small Cap (AnnuiChoice II ™)	40,315	8,410	120,336
Touchstone Baron Small Cap (AnnuiChoice ™)	8,487	108,614	57,985
Touchstone Baron Small Cap (GrandMaster flex3 ™)	12,210	141,666	663,381
Touchstone Baron Small Cap (Grandmaster ™)	863,062	705,363	307,304
Touchstone Baron Small Cap (IQ Annuity ™)	6,991	96,994	1,340,044
Touchstone Baron Small Cap (Pinnacle Plus ™)	30,178	44,054	723,666
Touchstone Conservative ETF (AnnuiChoice II ™)	586,896	83,558	505,624
Touchstone Conservative ETF (Advantedge ™)	17,556	399	27,495
Touchstone Conservative ETF (AnnuiChoice ™)	43,601	44,008	9,699
Touchstone Conservative ETF (GrandMaster flex3 ™)	952,193	248,081	1,693,464
Touchstone Conservative ETF (Grandmaster ™)	43,191	463,818	218,420
Touchstone Conservative ETF (IQ Annuity ™)	610,406	794,610	1,623,138
Touchstone Conservative ETF (Pinnacle Plus ™)	684,796	162,120	1,142,899
Touchstone Core Bond (AnnuiChoice II ™)	12,394	81,917	118,604
Touchstone Core Bond (AnnuiChoice ™)	11,139	82,325	210,493
Touchstone Core Bond (GrandMaster flex3 ™)	15,282	257,965	251,431
Touchstone Core Bond (Grandmaster ™)	540,914	34,644	531,942
Touchstone Core Bond (IQ Annuity ™)	82,390	63,224	160,856
Touchstone Core Bond (Pinnacle Plus ™)	228,980	282,257	494,605
Touchstone Enhanced ETF (Advantedge ™)	37,637	2,805	128,614
Touchstone Enhanced ETF (AnnuiChoice ™)	281,347	126,026	2,048,910
Touchstone Enhanced ETF (GrandMaster flex3 ™)	211,429	486,119	1,317,308
Touchstone Enhanced ETF (Grandmaster ™)	20,422	361,037	869,978
Touchstone Enhanced ETF (IQ Annuity ™)	15,369	311,888	669,166
Touchstone Enhanced ETF (Pinnacle Plus ™)	244,033	102,063	495,832
Touchstone Enhanced ETF Fund (AnnuiChoice II ™)	115,513	1,683	114,042
Touchstone GMAB Aggressive ETF Fund (AnnuiChoice II ™)	215,068	3,214	212,281
Touchstone High Yield - TVST (AnnuiChoice II ™)	6,566	71	6,506
Touchstone High Yield (AnnuiChoice ™)	107,455	122,619	79,358
Touchstone High Yield (GrandMaster flex3 ™)	59,437	137,934	440,924
Touchstone High Yield (Grandmaster ™)	9,108	129,411	65,235
Touchstone High Yield (IQ Annuity ™)	138,251	37,217	349,964
Touchstone High Yield (Pinnacle Plus ™)	377,248	222,546	874,606

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Affiliated (continued):
Touchstone Large Cap Core Equity (Advantedge ™)	$10,415	$568	$21,012
Touchstone Large Cap Core Equity (AnnuiChoice II ™)	5,201	14,466	11,837
Touchstone Large Cap Core Equity (AnnuiChoice ™)	1,934	60,888	156,192
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)	4,672	24,767	237,896
Touchstone Large Cap Core Equity (Grandmaster ™)	1,091,820	523,209	677,316
Touchstone Large Cap Core Equity (IQ Annuity ™)	15,046	94,836	458,859
Touchstone Large Cap Core Equity (Pinnacle Plus ™)	12,191	119,124	442,444
Touchstone Mid Cap Growth (Advantedge ™)	36,767	441	36,406
Touchstone Mid Cap Growth (AnnuiChoice II ™)	5,561	5,236	57,412
Touchstone Mid Cap Growth (AnnuiChoice ™)	6,512	28,849	293,360
Touchstone Mid Cap Growth (GrandMaster flex3 ™)	749	19,392	414,839
Touchstone Mid Cap Growth (Grandmaster ™)	22,229	26,847	257,611
Touchstone Mid Cap Growth (IQ Annuity ™)	26,362	67,964	284,516
Touchstone Mid Cap Growth (Pinnacle Plus ™)	13,163	64,237	982,731
Touchstone Moderate ETF (Advantedge ™)	53,198	1,367	89,867
Touchstone Moderate ETF (AnnuiChoice ™)	378,456	192,474	489,392
Touchstone Moderate ETF (GrandMaster flex3 ™)	446,587	337,416	1,848,187
Touchstone Moderate ETF (Grandmaster ™)	65,708	77,600	165,287
Touchstone Moderate ETF (IQ Annuity ™)	342,581	1,546,753	2,488,684
Touchstone Moderate ETF (Pinnacle Plus ™)	1,511,256	237,190	2,568,651
Touchstone Moderate ETF Fund (AnnuiChoice II ™)	612,468	66,372	549,062
Touchstone Money Market (IQ3 ™)	7,462,610	4,267,288	3,195,322
Touchstone Money Market (GrandMaster flex3 ™)	2,517,423	657,758	1,859,665
Touchstone Money Market (AnnuiChoice II ™)	389,308	77,868	311,440
Touchstone Money Market (Advantedge ™)	1,121,163	918,526	202,637
Touchstone Money Market (Pinnacle Plus ™)	1,892,240	578,152	1,314,088
Touchstone Money Market (AnnuiChoice ™)	2,170,961	1,065,689	1,257,736
Touchstone Money Market (Grandmaster ™)	6,914,634	9,433,116	5,242,993
Touchstone Third Avenue Value (Advantedge ™)	156,203	28,229	265,301
Touchstone Third Avenue Value (AnnuiChoice II ™)	119,716	135,939	705,334
Touchstone Third Avenue Value (AnnuiChoice ™)	268,473	432,634	1,668,713
Touchstone Third Avenue Value (GrandMaster flex3 ™)	134,539	332,982	1,906,744
Touchstone Third Avenue Value (Grandmaster ™)	269,227	626,542	3,368,752
Touchstone Third Avenue Value (IQ Annuity ™)	274,819	390,689	3,002,201
Touchstone Third Avenue Value (Pinnacle Plus ™)	291,371	404,547	2,669,813
Non-Affiliated Initial Class:
Fidelity VIP Equity-Income (Grandmaster ™)	213,918	1,624,560	12,715,174
Fidelity VIP Growth (Grandmaster ™)	26,495	724,366	4,635,713
Fidelity VIP High Income (Grandmaster ™)	945,574	648,187	3,854,930
Fidelity VIP II Asset Manager (Grandmaster ™)	169,484	528,458	5,420,482
Fidelity VIP II Contrafund (Grandmaster ™)	592,642	2,109,240	16,610,642
Fidelity VIP II Index 500 (Grandmaster ™)	163,247	555,768	3,728,059
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)	13,513	14,901	149,121
Fidelity VIP II Investment Grade Bond (Grandmaster ™)	171,177	375,361	1,861,186
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3 ™)	19,735	33,141	216,713
Fidelity VIP II Investment Grade Bond (IQ3 ™)	12,817	14,105	141,935
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)	25,670	91,822	243,863
Fidelity VIP III Balanced (Grandmaster ™)	19,915	178,309	1,132,827

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Initial Class (continued):
Fidelity VIP III Growth & Income (Grandmaster ™)	$27,206	$376,310	$1,591,120
Fidelity VIP III Growth Opportunities (Grandmaster ™)	19,653	61,976	428,982
Fidelity VIP Overseas (AnnuiChoice ™)	451	98,312	11,015
Fidelity VIP Overseas (AnnuiChoice II ™)	178	98	12,658
Fidelity VIP Overseas (Grandmaster ™)	58,202	362,797	3,197,189
Fidelity VIP Overseas (GrandmasterFlex3 ™)	2,407	9,153	114,129
Fidelity VIP Overseas (IQ3 ™)	498	30,700	28,122
Fidelity VIP Overseas (Pinnacle Plus ™)	3,186	37,738	208,066
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster ™)	21,628	572,930	2,840,620
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Advantedge ™)	35,309	8,044	57,847
Fidelity VIP Asset Manager (AnnuiChoice II ™)	73,910	3,004	144,252
Fidelity VIP Asset Manager (AnnuiChoice ™)	18,037	13,065	158,891
Fidelity VIP Asset Manager (GrandMaster flex3 ™)	1,124	6,514	58,653
Fidelity VIP Asset Manager (IQ3 ™)	40,619	86,860	303,340
Fidelity VIP Asset Manager (Pinnacle Plus ™)	4,141	45,045	178,435
Fidelity VIP Balanced (Advantedge ™)	17,730	8,824	23,260
Fidelity VIP Balanced (AnnuiChoice II ™)	72,205	26,058	61,209
Fidelity VIP Balanced (AnnuiChoice ™)	25,300	16,368	221,764
Fidelity VIP Balanced (GrandMaster flex3 ™)	21,871	49,573	329,927
Fidelity VIP Balanced (GrandMaster ™)	77,015	50,396	266,917
Fidelity VIP Balanced (IQ3 ™)	42,818	37,134	237,177
Fidelity VIP Balanced (Pinnacle Plus ™)	350,993	63,763	798,405
Fidelity VIP Contrafund (Advantedge ™)	389,681	43,651	609,540
Fidelity VIP Contrafund (AnnuiChoice II ™)	141,278	89,783	785,871
Fidelity VIP Contrafund (AnnuiChoice ™)	151,561	462,121	1,834,256
Fidelity VIP Contrafund (GrandMaster flex3 ™)	81,857	345,386	1,957,933
Fidelity VIP Contrafund (IQ3 ™)	83,353	410,323	2,123,698
Fidelity VIP Contrafund (Pinnacle Plus ™)	82,068	274,337	3,290,767
Fidelity VIP Contrafund Standard (IQ Advisor ™)	55	27	7,969
Fidelity VIP Disclipined Small Cap (AnnuiChoice ™)	67	3,742	45,207
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3 ™)	12	24,206	8,327
Fidelity VIP Disclipined Small Cap (Grandmaster ™)	361	2,229	20,247
Fidelity VIP Disclipined Small Cap (IQ ™)	97	1,015	64,457
Fidelity VIP Disclipined Small Cap (Pinnacle Plus ™)	1,279	5,771	45,045
Fidelity VIP Disciplined Small Cap (Advantedge ™)	11,337	337	11,073
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)	(1)	42,076	62
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)	4	622	42,703
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)	3,139	37	3,110
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)	7	940	74,591
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)	20	28,928	193,083
Fidelity VIP Equity-Income (Advantedge ™)	44,644	3,151	48,183
Fidelity VIP Equity-Income (AnnuiChoice II ™)	159,391	79,871	231,384
Fidelity VIP Equity-Income (AnnuiChoice ™)	42,141	94,806	587,334
Fidelity VIP Equity-Income (GrandMaster flex3 ™)	5,146	39,051	249,332
Fidelity VIP Equity-Income (IQ3 ™)	61,085	154,184	298,958
Fidelity VIP Equity-Income (Pinnacle Plus ™)	50,505	141,094	1,490,490

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2010 (Advantedge ™)	$59,535	$152	$59,382
Fidelity VIP Freedom 2010 (GrandmasterFlex3 ™)	881	56,339	8,415
Fidelity VIP Freedom 2010 (Grandmaster ™)	18,050	46,512	60,388
Fidelity VIP Freedom 2010 (IQ3 ™)	260,483	453,507	159,563
Fidelity VIP Freedom 2015 (Advantedge ™)	102,925	525	102,421
Fidelity VIP Freedom 2015 (AnnuiChoiceII ™)	554	596	13,689
Fidelity VIP Freedom 2015 (GrandmasterFlex3 ™)	249	78	6,187
Fidelity VIP Freedom 2015 (IQ3 ™)	302,462	599,873	327,594
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)	11,140	35,318	218,372
Fidelity VIP Freedom 2020 (Advantedge ™)	10,332	49	10,283
Fidelity VIP Freedom 2020 (AnnuiChoiceII ™)	1,104	297	37,360
Fidelity VIP Freedom 2020 (IQ3 ™)	137,287	864	136,478
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)	1,277	884	20,786
Fidelity VIP Freedom 2025 (Advantedge ™)	10,314	49	10,265
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)	71	38	3,171
Fidelity VIP Growth & Income (AnnuiChoice II ™)	95,934	84,557	46,583
Fidelity VIP Growth & Income (AnnuiChoice ™)	866	27,273	150,105
Fidelity VIP Growth & Income (GrandMaster flex3 ™)	11,973	13,822	132,976
Fidelity VIP Growth & Income (IQ3 ™)	534	8,486	89,621
Fidelity VIP Growth & Income (Pinnacle Plus ™)	77,440	35,293	165,358
Fidelity VIP Growth & Income (Advantedge ™)	26,463	56	26,407
Fidelity VIP Growth (Advantedge ™)	12,627	12,406	22,126
Fidelity VIP Growth (AnnuiChoice II ™)	92,115	73,390	122,544
Fidelity VIP Growth (AnnuiChoice ™)	12,034	45,546	121,317
Fidelity VIP Growth (GrandMaster flex3 ™)	1,959	30,299	156,920
Fidelity VIP Growth (GrandMaster ™)	50,562	95,317	369,015
Fidelity VIP Growth (IQ3 ™)	37,718	90,493	138,534
Fidelity VIP Growth (Pinnacle Plus ™)	39,640	45,984	281,661
Fidelity VIP Growth Opportunities (Advantedge ™)	49,963	3,296	61,788
Fidelity VIP Growth Opportunities (AnnuiChoice II ™)	3,515	69	5,225
Fidelity VIP Growth Opportunities (AnnuiChoice ™)	683	2,564	24,632
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)	87	11,201	60,443
Fidelity VIP Growth Opportunities (IQ3 ™)	2,175	4,437	91,453
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)	339,959	43,573	358,276
Fidelity VIP High Income (AnnuiChoice II ™)	94,321	95,068	42,329
Fidelity VIP High Income (AnnuiChoice ™)	92,024	84,268	466,000
Fidelity VIP High Income (GrandMaster flex3 ™)	1,084,095	1,138,801	1,156,198
Fidelity VIP High Income (IQ3 ™)	5,796,902	3,113,451	5,780,497
Fidelity VIP High Income (Pinnacle Plus ™)	40,511	71,560	181,913
Fidelity VIP High Income (Advantedge ™)	471,662	74,055	408,172
Fidelity VIP II Index 500 (Advantedge ™)	261,934	105,029	204,397
Fidelity VIP II Index 500 (AnnuiChoice II ™)	213,539	103,042	199,221
Fidelity VIP II Index 500 (AnnuiChoice ™)	50,540	127,752	641,822
Fidelity VIP II Index 500 (GrandmasterFlex3 ™)	56,773	103,525	748,673
Fidelity VIP II Index 500 (Grandmaster ™)	478,416	825,183	1,478,396
Fidelity VIP II Index 500 (IQ3 ™)	35,494	63,008	682,476
Fidelity VIP II Index 500 (Pinnacle Plus ™)	125,851	186,661	1,745,065
Fidelity VIP Investment Grade Bond (Advantedge ™)	105,443	38,880	83,722

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)	$91,408	$31,998	$170,870
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)	705,707	1,141,345	934,606
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)	103,438	646,109	504,642
Fidelity VIP Investment Grade Bond (GrandMaster ™)	334,443	71,140	567,009
Fidelity VIP Investment Grade Bond (IQ3 ™)	198,324	215,692	627,819
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)	473,827	130,511	732,855
Fidelity VIP Mid Cap (AnnuiChoice II ™)	96,705	36,024	139,667
Fidelity VIP Mid Cap (AnnuiChoice ™)	9,090	241,768	474,895
Fidelity VIP Mid Cap (GrandMaster flex3 ™)	11,557	168,269	943,481
Fidelity VIP Mid Cap (Grandmaster ™)	303,710	381,388	547,503
Fidelity VIP Mid Cap (IQ Annuity ™)	50,292	196,265	1,254,554
Fidelity VIP Mid Cap (Pinnacle Plus ™)	425,818	112,942	2,132,610
Fidelity VIP Mid Cap (Advantedge ™)	143,509	10,786	134,156
Fidelity VIP Overseas (Advantedge ™)	66,607	8,017	112,112
Fidelity VIP Overseas (AnnuiChoice II ™)	106,587	83,244	129,290
Fidelity VIP Overseas (AnnuiChoice ™)	20,364	101,712	548,432
Fidelity VIP Overseas (GrandMaster flex3 ™)	12,941	101,407	367,968
Fidelity VIP Overseas (GrandMaster ™)	17,797	353,204	212,300
Fidelity VIP Overseas (IQ3 ™)	71,505	120,540	665,390
Fidelity VIP Overseas (Pinnacle Plus ™)	50,765	320,856	579,458
Fidelity VIP Value Stratagies (AnnuiChoice ™)	15,035	51	14,992
Fidelity VIP Value Strategies (GrandMaster ™)	99,436	19,776	83,523
Fidelity VIP Value Strategies (GrandMaster flex3 ™)	6,296	5	6,291
Fidelity VIP Value Strategies (AnnuiChoice II ™)	7,677	31	7,648
Fidelity VIP Value Strategies (Pinnacle Plus ™)	364,454	14,073	353,689
Non-Affiliated Class 1:
JPMorgan IT Mid Cap (IQ3 ™)	30,091	416	29,732
JPMorgan IT Mid Cap (Grandmaster ™)	49,566	1,727	48,055
JPMorgan IT Mid Cap (GrandMaster flex3 ™)	80,219	13,254	68,988
JPMorgan IT Mid Cap (Pinnacle Plus ™)	412,084	14,465	399,768
JPMorgan IT Mid Cap (AnnuiChoice ™)	135,982	6,138	131,049
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	2,728	7,366	30,306
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)	1,823	32,494	9,077
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	892	4,499	12,753
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	179	357	13,370
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	1,337	10,711	52,718
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)	3,900	26,047	249,507
Van Kampen UIF U.S. Real Estate (IQ3 ™)	1,944	925	152,482
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)	67,542	109,434	294,017
Franklin Growth and Income Securities (Advantedge ™)	18,008	2,831	47,218
Franklin Growth and Income Securities (AnnuiChoice II ™)	20,845	1,815	60,134
Franklin Growth and Income Securities (AnnuiChoice ™)	29,658	86,782	677,549
Franklin Growth and Income Securities (GrandMaster flex3 ™)	12,741	39,419	417,111
Franklin Growth and Income Securities (Grandmaster ™)	1,032,891	1,176,076	645,318
Franklin Growth and Income Securities (IQ Annuity ™)	81,134	168,763	1,255,017
Franklin Growth and Income Securities (Pinnacle Plus ™)	49,286	137,250	1,375,999
Franklin Income Securities (Advantedge ™)	64,090	2,839	96,684

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Franklin Income Securities (AnnuiChoice II ™)	$104,891	$54,913	$214,842
Franklin Income Securities (AnnuiChoice ™)	43,767	54,999	513,759
Franklin Income Securities (GrandMaster flex3 ™)	246,910	488,968	2,455,386
Franklin Income Securities (Grandmaster ™)	755,982	1,175,977	1,633,019
Franklin Income Securities (IQ Annuity ™)	288,217	375,854	1,348,167
Franklin Income Securities (Pinnacle Plus ™)	127,221	333,321	1,920,414
Franklin Large Cap Growth Securities (Advantedge ™)	47,550	2,788	55,325
Franklin Large Cap Growth Securities (AnnuiChoice II ™)	4,417	1,567	104,997
Franklin Large Cap Growth Securities (AnnuiChoice ™)	43,606	2,762	94,648
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)	18,319	56,922	72,301
Franklin Large Cap Growth Securities (Grandmaster ™)	765	6,853	73,221
Franklin Large Cap Growth Securities (IQ Annuity ™)	13,567	39,349	279,306
Franklin Large Cap Growth Securities (Pinnacle Plus ™)	40,908	42,318	268,278
Franklin Mutual Shares Securities (Advantedge ™)	324,161	11,650	463,347
Franklin Mutual Shares Securities (AnnuiChoice II ™)	28,798	15,674	144,618
Franklin Mutual Shares Securities (AnnuiChoice ™)	58,494	199,893	491,781
Franklin Mutual Shares Securities (GrandMaster flex3 ™)	92,832	302,568	1,573,380
Franklin Mutual Shares Securities (IQ Annuity ™)	85,323	69,335	399,747
Franklin Mutual Shares Securities (Pinnacle Plus ™)	36,728	125,185	1,531,960
Franklin Mutual Shares Securities Standard (IQ Advisor ™)	176	54	13,052
Franklin Mutual Shares Securities(Grandmaster ™)	389,170	706,196	1,667,028
Franklin Small Cap Value Securities (Advantedge ™)	90,509	6,500	84,527
Franklin Small Cap Value Securities (AnnuiChoice II ™)	398	3	395
Franklin Small Cap Value Securities (AnnuiChoice ™)	68,837	33,786	122,195
Franklin Small Cap Value Securities (GrandmasterFlex3 ™)	6,770	761	80,222
Franklin Small Cap Value Securities (Grandmaster ™)	578,378	601,562	784,134
Franklin Small Cap Value Securities (IQ3 ™)	30,974	1,808	35,775
Franklin Small Cap Value Securities (Pinnacle Plus ™)	25,099	132,059	327,571
Templeton Foreign Securities Fund (AnnuiChoice II ™)	49,669	1,041	81,304
Templeton Foreign Securities Fund (AnnuiChoice II ™)	36,071	62,046	140,727
Templeton Foreign Securities Fund (Advantedge ™)	41,170	6,806	72,668
Templeton Foreign Securities Fund (GrandMaster flex3 ™)	37,343	113,717	520,699
Templeton Foreign Securities Fund (Grandmaster ™)	631,531	452,316	395,562
Templeton Foreign Securities Fund (Pinnacle Plus ™)	412,537	86,052	1,121,732
Templeton Growth Securities (Advantedge ™)	21,437	5,524	55,786
Templeton Growth Securities (AnnuiChoice II ™)	5,340	7,551	32,838
Templeton Growth Securities (AnnuiChoice ™)	2,955	37,051	41,949
Templeton Growth Securities (GrandMaster flex3 ™)	65,584	157,386	1,223,293
Templeton Growth Securities (Grandmaster ™)	908,358	881,739	315,124
Templeton Growth Securities (IQ Annuity ™)	25,131	75,141	825,715
Templeton Growth Securities (Pinnacle Plus ™)	335,860	51,836	1,011,075
Templeton Growth Securities Standard (IQ Advisor ™)	136	26	6,708
Van Kampen LIT Comstock (AnnuiChoice ™)	2,785	76,002	18,857
Van Kampen LIT Comstock (GrandMaster flex3 ™)	7,018	62,046	115,002
Van Kampen LIT Comstock (Grandmaster ™)	4,611	11,875	92,615
Van Kampen LIT Comstock (IQ Annuity ™)	4,947	32,800	23,404
Van Kampen LIT Comstock (Pinnacle Plus ™)	6,491	41,526	167,712
Van Kampen LIT Comstock (AnnuiChoice II ™)	8,183	1,140	7,200

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Class 2 (continued):
Van Kampen LIT Capital Growth (AnnuiChoice ™)	$3,741	$31	$3,713
Van Kampen LIT Capital Growth (GrandMaster flex3 ™)	2	5,065	4,130
Van Kampen LIT Capital Growth (Grandmaster ™)	161,197	25,528	140,183
Van Kampen LIT Capital Growth (Pinnacle Plus ™)	352,621	13,802	476,829
Van Kampen LIT Capital Growth (Advantedge ™)	9,600	6	9,594
Van Kampen LIT Capital Growth (AnnuiChoice II ™)	4,057	68	4,001
Van Kampen UIF Emerging Markets Debt (Advantedge ™)	32,996	1,182	59,791
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)	28,508	183	39,274
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)	95,587	1,940	116,564
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3 ™)	15,943	28,750	104,374
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)	7,686	3,707	25,925
Van Kampen UIF Emerging Markets Debt (IQ3 ™)	82,090	116,063	97,236
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)	56,156	42,588	287,608
Van Kampen UIF Emerging Markets Equity (Advantedge ™)	102,774	21,262	144,944
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)	24,383	786	87,906
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)	265,129	72,832	419,322
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)	137,310	161,613	702,108
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)	268,939	114,447	1,366,246
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)	117,416	96,985	324,255
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)	631,035	139,343	1,364,392
Van Kampen UIF U.S. Mid Cap (IQ Annuity ™)	1,001	3	998
Van Kampen UIF U.S. Mid Cap (AnnuiChoice II ™)	14,798	480	14,429
Van Kampen UIF U.S. Mid Cap (AnnuiChoice ™)	5,000	4	4,996
Van Kampen UIF U.S. Mid Cap (Advantedge ™)	120,992	9,873	123,767
Van Kampen UIF U.S. Mid Cap (Grandmaster ™)	311,348	245,372	72,705
Van Kampen UIF U.S. Mid Cap (Pinnacle Plus ™)	23,906	80,572	20,065
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)	4,593	603	65,657
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)	3,119	109,047	10,022
Van Kampen UIF U.S. Real Estate (Pinnacle Plus ™)	69,294	193,664	792,989
Van Kampen UIF U.S. Real Estate (Advantedge ™)	31,872	3,041	29,505
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3 ™)	12,492	13,774	96,457
Van Kampen UIF U.S. Real Estate (Grandmaster ™)	69,592	199,915	256,910
Van Kampen UIF U.S. Real Estate (IQ3 ™)	47,501	34,297	98,724
Non-Affiliated Class B:
Columbia VIT Mid Cap (Grandmaster ™)	34,932	1,129	33,918
Columbia VIT Mid Cap (Pinnacle Plus ™)	1,558	2	1,556
Columbia VIT Small Cap (Grandmaster ™)	27,786	1,110	26,747
Columbia VIT Small Cap (Advantedge ™)	13,085	27	13,057
Columbia VIT Small Cap (Pinnacle Plus ™)	1,782	3	1,779
DWS Small Cap Index VIP (AnnuiChoice II ™)	2,532	2,087	22,624
DWS Small Cap Index VIP (AnnuiChoice ™)	8,751	18,893	112,418
DWS Small Cap Index VIP (GrandMaster flex3 ™)	12,425	45,853	75,965
DWS Small Cap Index VIP (Grandmaster ™)	5,807	6,204	18,031
DWS Small Cap Index VIP (IQ3 ™)	8,256	4,850	102,396
DWS Small Cap Index VIP (Pinnacle Plus ™)	29,054	56,553	368,782
DWS Small Cap Index VIP (Advantedge ™)	7,365	2,422	5,053
Non-Affiliated Advisor Class:
Pimco VIT All Asset (IQ Annuity ™)	53,740	16,769	67,239

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Advisor Class (continued):
Pimco VIT All Asset (Pinnacle Plus ™)	$78,346	$151,938	$82,905
Pimco VIT All Asset (Grandmaster ™)	2,720	3	2,717
Pimco VIT All Asset (GrandMaster flex3 ™)	5,101	4	5,097
Pimco VIT All Asset (Advantedge ™)	175,314	557	174,789
Pimco VIT All Asset (AnnuiChoice II ™)	17,067	1,706	188,278
Pimco VIT All Asset (AnnuiChoice ™)	14,781	10,350	71,349
Pimco VIT Commodity Real Return Strategy (Advantedge ™)	71,476	5,334	152,324
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)	52,933	4,583	82,172
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)	18,838	5,530	28,768
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)	252,360	16,315	305,018
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)	67,622	13,277	156,063
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)	38,241	583	57,478
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)	179,012	161,988	118,869
Pimco VIT Low Duration (IQ Annuity ™)	28,615	945	42,865
Pimco VIT Low Duration (Grandmaster ™)	13,704	5,366	8,423
Pimco VIT Low Duration (GrandMaster flex3 ™)	104,946	419	104,529
Pimco VIT Low Duration (Advantedge ™)	81,487	362	81,124
Pimco VIT Low Duration (AnnuiChoice II ™)	5,243	134	5,109
Pimco VIT Low Duration (AnnuiChoice ™)	322,820	1,557	321,267
Pimco VIT Low Duration (Pinnacle Plus ™)	149,618	62,714	183,780
Pimco VIT Real Return (AnnuiChoice II ™)	38,341	16,956	22,515
Pimco VIT Real Return (Advantedge ™)	14,339	784	22,404
Pimco VIT Real Return (AnnuiChoice ™)	122,918	313	122,626
Pimco VIT Real Return (Grandmaster flex3 ™)	209,525	142,474	81,430
Pimco VIT Real Return (Grandmaster ™)	54,903	6,685	64,600
Pimco VIT Real Return (IQ Annuity ™)	164,661	1,629	213,329
Pimco VIT Real Return (Pinnacle Plus ™)	254,517	203,140	99,867
Pimco VIT Total Return (Advantedge ™)	1,721,277	316,247	1,775,574
Pimco VIT Total Return (AnnuiChoice II ™)	501,921	20,205	935,775
Pimco VIT Total Return (AnnuiChoice ™)	1,705,967	534,129	1,408,776
Pimco VIT Total Return (Grandmaster flex3 ™)	282,820	38,212	275,301
Pimco VIT Total Return (Grandmaster ™)	1,340,483	636,496	791,651
Pimco VIT Total Return (IQ Annuity ™)	528,937	79,480	761,805
Pimco VIT Total Return (Pinnacle Plus ™)	408,230	429,102	258,479
Non-Affiliated Investor Class:
Rydex VT All-Cap Opportunity Fund (Pinnacle Plus ™)	6,822	3,827	5,511
Rydex VT All-Cap Opportunity Fund (Advantedge ™)	11,325	596	55,123
Rydex VT All-Cap Opportunity Fund (AnnuiChoice II ™)	2,133	855	32,392
Rydex VT All-Cap Opportunity Fund (AnnuiChoice ™)	992	4,395	2,876
Rydex VT All-Cap Opportunity Fund (Grandmaster ™)	2	641	2,080
Rydex VT All-Cap Opportunity Fund (IQ Annuity ™)	132	457	193
Rydex VT Alternative Strategies Allocation (Advantedge ™)	30,293	6,302	24,216
Rydex VT Alternative Strategies Allocation (Pinnacle Plus ™)	668	1	667
Rydex VT Alternative Strategies Allocation (Annuichoice ™)	95,114	689	94,447
Rydex VT Alternative Strategies Allocation (AnnuiChoice II ™)	3,000	973	2,080
Rydex VT Managed Futures Strategies (Advantedge ™)	202,674	144,569	71,331
Rydex VT Managed Futures Strategies (Annuichoice ™)	425,691	75,862	358,943
Rydex VT Managed Futures Strategies (Pinnacle Plus ™)	202,995	7,205	254,315

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

2.  Investments (continued)

Division	Purchases	Sales	Cost
Non-Affiliated Investor Class (continued):
Rydex VT Managed Futures Strategies (Grandmaster ™)	$429,526	$28,322	$401,637
Rydex VT Managed Futures Strategies (Grandmaster flex3 ™)	29,272	18,498	9,943
Rydex VT Managed Futures Strategies (AnnuiChoice II ™)	358,204	5,347	352,853
Rydex VT Multi-Hedge Strategies (Advantedge ™)	70,227	1,215	94,472
Rydex VT Multi-Hedge Strategies (AnnuiChoice II ™)	65,242	423,691	227,144
Rydex VT Multi-Hedge Strategies (AnnuiChoice ™)	4,319	244,194	184,713
Rydex VT Multi-Hedge Strategies (Grandmaster flex3 ™)	15,939	260	20,563
Rydex VT Multi-Hedge Strategies (Grandmaster ™)	53,203	9,103	51,293
Rydex VT Multi-Hedge Strategies (IQ Annuity ™)	147,066	31,753	155,497
Rydex VT Multi-Hedge Strategies (Pinnacle Plus ™)	22,164	13,230	28,224

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

3. Expenses

National Integrity assumes mortality and expense risks and incurs certain administrative expenses related to the operations of the Separate Account and deducts a charge from the assets of the Separate Account at an annual rate.  Nine contracts are currently included in the Separate Account: GrandMaster flex3, IQ the SmartAnnuity (“IQ Annuity”), IQ3 the Smart Annuity (“IQ3”), IQ Advisor (Standard or Enhanced), AnnuiChoice, AnnuiChoice II, Pinnacle Plus, and AdvantEdge. GrandMaster flex3, AnnuiChoice, AnnuiChoice II, Pinnacle Plus, and AdvantEdge have a deferred sales load charge.  IQ Annuity, IQ3, has IQ Advisor (Standard or Enhanced) have no sales load charges on their contracts. GrandMaster flex3 charges an annual rate of 1.40% and 0.15% of net assets, IQ Annuity and IQ3 charge a annual rate of 1.3% and 0.15% of net assets. AnnuiChoice charges an annual rate of 0.85% and 0.15% of net assets, AnnuiChoice II charges an annual rate of 1.00% and 0.15% of net assets. Pinnacle Plus charges an annual rate of 1.52% during the first nine contract years and 1.00% thereafter and 0.15% of net assets, respectively, for mortality and expense risks and administrative expenses. IQ Advisor Standard, an integrated low cost annuity sold be fee based financial planners, charges an annual rate of 0.60% of net assets for mortality and expense risks and administrative expenses. The same contract is available with an optional death benefit referred to as IQ Advisor Enhanced and charges an annual rate of 0.80% of net assets to cover these expenses. AdvantEdge charges an annual rate of 1.60% of net assets for mortality and expense risk and administrative expenses. Guaranteed Minimum Accumulation Benefit (“GMAB”) funds in AnnuiChoice and AnnuiChoice II charge an additional 0.60% of net assets for expenses associated with the GMAB rider. These charges are deducted on a daily basis. For IQ Annuity, IQ3, and AnnuiChoice, an annual administrative charge of $30 per contract is assessed if the participant’s account value is less than $50,000, or less than $75,000 for AnnuiChoice, at the end of any participation year prior to the participant’s retirement date )as defined by the participant’s contract). Pinnacle Plus has an annual administrative charge of $40 per contract, which is assessed if the account value is less than $75,000 at the end of any participation year. AnnuiChoice II has an annual administrative charge of $30 per contract, which is assessed if the account value is less than $75,000 at the end of any contact year. For GrandMaster flex 3 an annual administrative charge of $50 per contract is assessed if the account value is less than $75,000 at the end of any contract year. For AdvantEdge, an annual administrative charge of $50 per contract is assessed if the account value is less than $50,000 at the end of any contract year. IQ Advisor (Standard or Enhanced) does not have an annual administrative charge.

National Integrity also deducts an amount quarterly to cover the cost of any additional benefits available under the contracts, if elected. The charge for riders is deducted on a quarterly anniversary day.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights

A summary of net assets, unit values and units outstanding for variable annuity contracts, investment income and expense ratios, excluding expenses of the underlying funds and total returns are presented for the periods ended December 31, 2009, 2008, 2007, 2006, and 2005 (refer to the Statements of Changes in Net Assets for the applicable periods ended December 31, 2009 and 2008).

Investment income ratio amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund net of management fees assessed by the fund manager, divided by the average net assets.  These ratios exclude those expenses, such as mortality and expense risk and administrative charges, that result in direct reductions in the unit values.  The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

Expense ratio amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk and administrative charges, for each period indicated.  The ratios include only those expenses that result in a direct reduction to unit values.  Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund are excluded.

Total return amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, which includes expenses assessed through the reduction of unit values.  The ratio does not include any expenses assessed through the redemption of units.  Investment options with a date notation indicate the effective date of that investment option in the variable account.  The total return is calculated for the period indicated or from the effective date through the end of the reporting period.

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated:
Touchstone Aggressive ETF (Advantedge ™)
	2009	9	$8.88	$79	2.99%	1.60%	19.68%
	2008	6	7.42	42	4.36%	1.60%	(25.84)%
Touchstone Aggressive ETF (AnnuiChoice ™)
	2009	32	10.52	341	2.26%	1.00%	20.51%
	2008	41	8.73	359	2.33%	1.00%	(29.84)%
	2007	45	12.45	565	1.64%	1.00%	4.07%
	2006	59	11.96	702	1.50%	1.00%	12.39%
	2005	51	10.64	545	0.00%	1.00%	3.63%
Touchstone Aggressive ETF (GrandMaster flex3 ™)
	2009	47	10.23	480	2.14%	1.55%	19.84%
	2008	51	8.54	432	2.31%	1.55%	(30.23)%
	2007	55	12.23	672	1.88%	1.55%	3.49%
	2006	57	11.82	678	1.51%	1.55%	11.77%
	2005	47	10.58	493	0.00%	1.55%	2.99%
Touchstone Aggressive ETF (Grandmaster ™)
	2009	1	10.34	10	1.81%	1.35%	20.08%
	2008	3	8.61	22	2.21%	1.35%	(30.08)%
	2007	3	12.31	36	0.04%	1.35%	3.70%
	2006	185	11.87	2,201	1.47%	1.35%	11.99%
	2005	186	10.60	1,977	0.00%	1.35%	3.22%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Aggressive ETF (IQ Annuity ™)
	2009	47	$10.28	$479	2.04%	1.45%	19.96%
	2008	62	8.57	532	3.39%	1.45%	(30.16)%
	2007	38	12.27	461	0.89%	1.45%	3.59%
	2006	92	11.85	1,091	1.40%	1.45%	11.88%
	2005	89	10.59	939	0.00%	1.45%	3.11%
Touchstone Aggressive ETF (Pinnacle Plus ™)
	2009	7	10.17	74	2.71%	1.67%	19.69%
	2008	4	8.49	34	0.45%	1.67%	(30.31)%
	2007	60	12.19	728	1.58%	1.67%	3.36%
	2006	56	11.79	664	2.30%	1.67%	11.63%
	2005	18	10.56	195	0.00%	1.67%	2.85%
Touchstone Aggressive ETF Fund (AnnuiChoice II ™)
	2009	45	12.64	567	3.37%	1.15%	26.43%
Touchstone Baron Small Cap (Advantedge ™)
	2009	19	9.14	170	0.00%	1.60%	30.81%
	2008	3	6.99	24	0.00%	1.60%	(30.13)%
Touchstone Baron Small Cap (AnnuiChoice ™)
	2009	4	15.94	70	0.00%	1.00%	31.61%
	2008	12	12.11	146	0.00%	1.00%	0.00%
	2007	17	18.44	309	0.00%	1.00%	1.73%
	2006	23	18.12	411	0.00%	1.00%	17.09%
	2005	27	15.48	419	0.00%	1.00%	6.61%
Touchstone Baron Small Cap (AnnuiChoice II ™)
	2009	13	9.89	125	0.00%	1.15%	31.41%
	2008	9	7.52	66	0.00%	1.15%	(34.41)%
	2007	1	11.47	13	0.00%	1.15%	1.57%
Touchstone Baron Small Cap (GrandMaster flex3 ™)
	2009	36	14.59	528	0.00%	1.55%	30.88%
	2008	48	11.15	536	0.00%	1.55%	(34.68)%
	2007	45	17.07	761	0.00%	1.55%	1.16%
	2006	44	16.87	741	0.00%	1.55%	16.44%
	2005	38	14.49	551	0.00%	1.55%	6.01%
Touchstone Baron Small Cap (Grandmaster ™)
	2009	25	12.71	319	0.00%	1.35%	31.14%
	2008	13	9.69	126	0.00%	1.35%	(34.54)%
	2007	23	14.81	338	0.00%	1.35%	1.37%
	2006	28	14.61	410	0.00%	1.35%	16.67%
	2005	23	12.52	284	0.00%	1.35%	6.20%
Touchstone Baron Small Cap (IQ Annuity ™)
	2009	69	15.01	1,042	0.00%	1.45%	31.01%
	2008	76	11.46	874	0.00%	1.45%	(34.61)%
	2007	75	17.52	1,312	0.00%	1.45%	1.26%
	2006	72	17.31	1,253	0.00%	1.45%	16.56%
	2005	73	14.85	1,091	0.00%	1.45%	6.13%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Baron Small Cap (Pinnacle Plus ™)
	2009	38		$14.72	$552	0.00%	1.67%	30.72%
	2008	38		11.26	431	0.00%	1.67%	(34.76)%
	2007	41		17.26	706	0.00%	1.67%	1.04%
	2006	38		17.08	643	0.00%	1.67%	16.30%
	2005	34		14.69	495	0.00%	1.67%	5.91%
Touchstone Conservative ETF (AnnuiChoice II ™)
	2009	47		11.29	536	5.37%	1.15%	12.90%
Touchstone Conservative ETF (Advantedge ™)
	2009	3		10.02	28	5.40%	1.60%	10.00%
	2008	1		9.11	10	169.48%	1.60%	(8.90)%
Touchstone Conservative ETF (AnnuiChoice ™)
	2009	1		11.56	10	3.02%	1.00%	10.67%
	2008	1		10.44	9	3.06%	1.00%	(10.40)%
	2007	1		11.65	11	0.58%	1.00%	4.69%
	2006	3		11.13	33	0.96%	1.00%	7.07%
	2005	—	*	10.40	5	0.00%	1.00%	2.33%
Touchstone Conservative ETF (GrandMaster flex3 ™)
	2009	157		11.23	1,759	3.85%	1.55%	10.06%
	2008	91		10.21	928	2.78%	1.55%	(10.90)%
	2007	105		11.45	1,201	1.68%	1.55%	4.11%
	2006	132		11.00	1,449	0.96%	1.55%	6.48%
	2005	108		10.33	1,118	0.00%	1.55%	1.70%
Touchstone Conservative ETF (Grandmaster ™)
	2009	20		11.35	232	1.92%	1.35%	10.28%
	2008	61		10.29	629	9.77%	1.35%	(10.72)%
	2007	14		11.53	166	1.83%	1.35%	4.32%
	2006	14		11.05	152	0.90%	1.35%	6.69%
	2005	12		10.36	128	0.00%	1.35%	1.93%
Touchstone Conservative ETF (IQ Annuity ™)
	2009	144		11.29	1,621	3.32%	1.45%	10.17%
	2008	166		10.25	1,706	2.88%	1.45%	(10.81)%
	2007	180		11.49	2,072	1.96%	1.45%	4.22%
	2006	128		11.03	1,412	0.88%	1.45%	6.58%
	2005	115		10.34	1,193	0.00%	1.45%	1.82%
Touchstone Conservative ETF (Pinnacle Plus ™)
	2009	107		11.16	1,190	3.90%	1.67%	9.93%
	2008	58		10.15	590	3.03%	1.67%	(11.01)%
	2007	59		11.41	676	1.55%	1.67%	3.98%
	2006	72		10.97	787	1.02%	1.67%	6.35%
	2005	32		10.32	333	0.00%	1.67%	1.56%
Touchstone Core Bond (AnnuiChoice ™)
	2009	17		13.33	225	4.37%	1.00%	13.75%
	2008	23		11.72	272	4.15%	1.00%	(4.23)%
	2007	20		12.24	242	3.89%	1.00%	4.39%
	2006	23		11.73	266	4.33%	1.00%	3.02%
	2005	20		11.38	232	0.00%	1.00%	0.64%
Touchstone Core Bond (AnnuiChoice II ™)
	2009	11		11.50	121	4.37%	1.15%	13.58%
	2008	18		10.12	178	5.96%	1.15%	(4.38)%
	2007	6		10.59	60	6.27%	1.15%	4.23%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Core Bond (GrandMaster flex3 ™)
	2009	21	$12.38	$255	3.59%	1.55%	13.12%
	2008	42	10.95	463	4.46%	1.55%	(4.77)%
	2007	49	11.50	560	4.45%	1.55%	3.81%
	2006	52	11.07	575	4.52%	1.55%	2.45%
	2005	50	10.81	539	0.00%	1.55%	0.08%
	Touchstone Core Bond (Grandmaster ™)
	2009	48	11.91	573	5.85%	1.35%	13.35%
	2008	2	10.51	23	1.62%	1.35%	(4.57)%
	2007	5	11.01	52	4.10%	1.35%	4.02%
	2006	2	10.58	16	0.81%	1.35%	2.65%
	2005	1	10.31	12	0.00%	1.35%	0.29%
	Touchstone Core Bond (IQ Annuity ™)
	2009	13	12.83	164	5.38%	1.45%	13.23%
	2008	12	11.33	132	3.01%	1.45%	(4.67)%
	2007	28	11.89	328	3.49%	1.45%	3.91%
	2006	40	11.44	460	3.77%	1.45%	2.55%
	2005	55	11.15	618	0.00%	1.45%	0.21%
	Touchstone Core Bond (Pinnacle Plus ™)
	2009	44	11.55	506	4.55%	1.67%	12.98%
	2008	50	10.22	508	4.78%	1.67%	(4.88)%
	2007	21	10.75	230	4.36%	1.67%	3.68%
	2006	21	10.37	220	4.56%	1.67%	2.32%
	2005	20	10.13	201	0.00%	1.67%	0.02%
	Touchstone Enhanced ETF (Advantedge ™)
	2009	12	8.85	106	4.25%	1.60%	20.22%
	2008	8	7.36	57	15.01%	1.60%	(26.41)%
	Touchstone Enhanced ETF (AnnuiChoice ™)
	2009	160	10.65	1,703	3.42%	1.00%	20.95%
	2008	144	8.81	1,270	6.64%	1.00%	(32.09)%
	2007	153	12.97	1,988	2.00%	1.00%	2.98%
	2006	155	12.59	1,957	0.74%	1.00%	14.24%
	2005	146	11.02	1,610	0.00%	1.00%	5.00%
Touchstone Enhanced ETF (GrandMaster flex3 ™)
	2009	110	10.35	1,140	2.80%	1.55%	20.28%
	2008	139	8.61	1,193	6.20%	1.55%	(32.47)%
	2007	156	12.75	1,993	1.94%	1.55%	2.41%
	2006	158	12.45	1,962	0.80%	1.55%	13.60%
	2005	111	10.96	1,216	0.00%	1.55%	4.35%
	Touchstone Enhanced ETF (Grandmaster ™)
	2009	66	10.46	694	2.70%	1.35%	20.52%
	2008	105	8.68	910	5.45%	1.35%	(32.33)%
	2007	180	12.83	2,309	1.53%	1.35%	2.62%
	2006	275	12.50	3,440	0.73%	1.35%	13.83%
	2005	256	10.98	2,809	0.00%	1.35%	4.58%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
	Touchstone Enhanced ETF (IQ Annuity ™)
	2009	50	$10.41	$522	2.38%	1.45%	20.40%
	2008	81	8.64	700	6.49%	1.45%	(32.40)%
	2007	90	12.79	1,156	1.78%	1.45%	2.51%
	2006	117	12.47	1,456	0.73%	1.45%	13.72%
	2005	83	10.97	910	0.00%	1.45%	4.47%
	Touchstone Enhanced ETF (Pinnacle Plus ™)
	2009	47	10.29	481	3.57%	1.67%	20.13%
	2008	29	8.56	252	4.83%	1.67%	(32.55)%
	2007	68	12.70	867	1.67%	1.67%	2.28%
	2006	63	12.42	786	1.25%	1.67%	13.47%
	2005	16	10.94	178	0.00%	1.67%	4.21%
Touchstone Enhanced ETF Fund (AnnuiChoice II ™)
	2009	11	12.63	136	4.89%	1.15%	26.30%
Touchstone GMAB Aggressive ETF Fund (AnnuiChoice II ™)
	2009	20	12.59	256	3.34%	1.15%	25.90%
	Touchstone High Yield (AnnuiChoice II ™)
	2009	1	11.45	7	14.57%	1.15%	44.95%
	Touchstone High Yield (AnnuiChoice ™)
	2009	6	16.17	104	5.46%	1.00%	45.17%
	2008	8	11.14	88	2.47%	1.00%	(24.94)%
	2007	27	14.84	403	9.01%	1.00%	0.76%
	2006	25	14.72	365	12.60%	1.00%	6.82%
	2005	12	13.78	166	0.00%	1.00%	2.26%
Touchstone High Yield (GrandMaster flex3 ™)
	2009	30	15.20	454	6.13%	1.55%	44.37%
	2008	37	10.53	392	5.92%	1.55%	(25.36)%
	2007	29	14.11	407	8.30%	1.55%	0.19%
	2006	32	14.08	449	7.48%	1.55%	6.23%
	2005	35	13.25	466	0.00%	1.55%	1.65%
	Touchstone High Yield (Grandmaster ™)
	2009	7	12.57	84	5.48%	1.35%	44.66%
	2008	21	8.69	182	6.37%	1.35%	(25.21)%
	2007	12	11.62	139	5.77%	1.35%	0.40%
	2006	23	11.57	264	7.44%	1.35%	6.45%
	2005	34	10.87	371	0.00%	1.35%	1.90%
	Touchstone High Yield (IQ Annuity ™)
	2009	23	15.90	370	7.36%	1.45%	44.51%
	2008	16	11.00	175	5.66%	1.45%	(25.29)%
	2007	21	14.73	307	6.91%	1.45%	0.30%
	2006	27	14.68	398	7.43%	1.45%	6.34%
	2005	29	13.81	397	0.00%	1.45%	1.76%
	Touchstone High Yield (Pinnacle Plus ™)
	2009	67	13.18	888	8.12%	1.67%	44.19%
	2008	63	9.14	573	6.38%	1.67%	(25.45)%
	2007	70	12.26	863	8.29%	1.67%	0.07%
	2006	74	12.25	901	7.96%	1.67%	6.10%
	2005	64	11.55	741	0.00%	1.67%	1.55%
Touchstone Large Cap Core Equity (Advantedge ™)
	2009	2	8.48	19	2.62%	1.60%	22.08%
	2008	1	6.95	8	3.02%	1.60%	(30.52)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Large Cap Core Equity (AnnuiChoice ™)
	2009	13		$10.20	$134	1.13%	1.00%	22.82%
	2008	20		8.30	165	2.09%	1.00%	(35.85)%
Touchstone Large Cap Core Equity (AnnuiChoice II ™)
	2009	1		8.97	13	1.70%	1.15%	22.64%
	2008	3		7.31	21	1.52%	1.15%	(35.95)%
	2007	28		11.42	323	4.37%	1.15%	4.10%
Touchstone Large Cap Core Equity (GrandMaster flex3 ™)
	2009	19		10.72	202	1.33%	1.55%	22.14%
	2008	21		8.78	185	2.08%	1.55%	(36.21)%
	2007	3		13.76	44	2.95%	1.55%	3.68%
	2006	5		13.27	60	2.39%	1.55%	24.62%
	2005	5		10.65	56	0.00%	1.55%	(4.59)%
Touchstone Large Cap Core Equity (Grandmaster ™)
	2009	72		10.28	737	1.93%	1.35%	22.39%
	2008	4		8.40	32	1.53%	1.35%	(36.08)%
	2007	1		13.14	7	1.93%	1.35%	3.89%
	2006	—	*	12.65	10	2.35%	1.35%	24.87%
	2005	—	*	10.13	8	0.00%	1.35%	(4.35)%
Touchstone Large Cap Core Equity (IQ Annuity ™)
	2009	37		10.16	377	1.24%	1.45%	22.27%
	2008	47		8.31	388	2.05%	1.45%	(36.14)%
	2007	8		13.01	110	3.06%	1.45%	3.78%
	2006	8		12.54	102	5.26%	1.45%	24.75%
	2005	3		10.05	26	0.00%	1.45%	(4.47)%
Touchstone Large Cap Core Equity (Pinnacle Plus ™)
	2009	34		11.00	375	1.26%	1.67%	21.99%
	2008	47		9.02	421	2.17%	1.67%	(36.29)%
	2007	8		14.15	120	3.35%	1.67%	3.55%
	2006	6		13.67	75	2.35%	1.67%	24.47%
	2005	5		10.98	50	0.00%	1.67%	(4.68)%
Touchstone Mid Cap Growth (Advantedge ™)
	2009	5		8.79	44	0.18%	1.60%	36.77%
Touchstone Mid Cap Growth (AnnuiChoice ™)
	2009	13		15.95	210	0.10%	1.00%	37.60%
	2008	15		11.59	168	3.80%	1.00%	(40.31)%
	2007	17		19.42	328	3.86%	1.00%	13.28%
	2006	11		17.15	194	0.00%	1.00%	15.02%
	2005	19		14.91	288	6.09%	1.00%	14.15%
Touchstone Mid Cap Growth (AnnuiChoice II ™)
	2009	5		10.03	48	0.10%	1.15%	37.39%
	2008	5		7.30	34	6.96%	1.15%	(40.40)%
	2007	4		12.24	45	4.58%	1.15%	13.11%
Touchstone Mid Cap Growth (GrandMaster flex3 ™)
	2009	18		15.45	277	0.10%	1.55%	36.84%
	2008	19		11.29	215	3.42%	1.55%	(40.64)%
	2007	28		19.02	537	4.01%	1.55%	12.65%
	2006	16		16.89	267	0.00%	1.55%	14.38%
	2005	9		14.76	139	5.15%	1.55%	13.49%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Mid Cap Growth (Grandmaster ™)
	2009	15	$12.89	$191	0.11%	1.35%	37.11%
	2008	15	9.40	146	4.15%	1.35%	(40.52)%
	2007	15	15.81	240	3.66%	1.35%	12.88%
	2006	11	14.01	159	0.00%	1.35%	14.61%
	2005	10	12.22	123	5.37%	1.35%	13.78%
Touchstone Mid Cap Growth (IQ Annuity ™)
	2009	14	16.46	229	0.10%	1.45%	36.97%
	2008	17	12.02	208	3.30%	1.45%	(40.58)%
	2007	29	20.22	593	3.79%	1.45%	12.76%
	2006	18	17.93	332	0.00%	1.45%	14.50%
	2005	22	15.66	342	4.33%	1.45%	13.67%
Touchstone Mid Cap Growth (Pinnacle Plus ™)
	2009	45	15.05	674	0.10%	1.67%	36.67%
	2008	48	11.01	529	3.81%	1.67%	(40.71)%
	2007	60	18.57	1,119	4.23%	1.67%	12.51%
	2006	36	16.51	600	0.00%	1.67%	14.24%
	2005	30	14.45	438	5.97%	1.67%	13.33%
Touchstone Moderate ETF (Advantedge ™)
	2009	10	9.45	96	4.41%	1.60%	15.57%
	2008	4	8.18	34	4.50%	1.60%	(18.19)%
Touchstone Moderate ETF (AnnuiChoice ™)
	2009	48	11.08	534	3.71%	1.00%	16.27%
	2008	28	9.53	271	1.93%	1.00%	(21.14)%
	2007	21	12.08	254	1.29%	1.00%	4.18%
	2006	25	11.59	290	1.23%	1.00%	9.87%
	2005	13	10.55	142	0.00%	1.00%	2.86%
Touchstone Moderate ETF (GrandMaster flex3 ™)
	2009	170	10.76	1,833	3.32%	1.55%	15.63%
	2008	159	9.31	1,481	1.64%	1.55%	(21.58)%
	2007	165	11.87	1,959	1.35%	1.55%	3.60%
	2006	187	11.46	2,140	1.12%	1.55%	9.26%
	2005	153	10.49	1,600	0.00%	1.55%	2.32%
Touchstone Moderate ETF (Grandmaster ™)
	2009	15	10.88	168	3.31%	1.35%	15.86%
	2008	17	9.39	160	1.45%	1.35%	(21.42)%
	2007	29	11.95	342	1.38%	1.35%	3.81%
	2006	33	11.51	378	0.95%	1.35%	9.48%
	2005	36	10.51	376	0.00%	1.35%	2.55%
Touchstone Moderate ETF (IQ Annuity ™)
	2009	225	10.82	2,433	2.60%	1.45%	15.74%
	2008	351	9.35	3,284	2.15%	1.45%	(21.50)%
	2007	244	11.91	2,905	1.78%	1.45%	3.70%
	2006	189	11.48	2,166	1.07%	1.45%	9.37%
	2005	178	10.50	1,871	0.00%	1.45%	2.44%
Touchstone Moderate ETF (Pinnacle Plus ™)
	2009	254	10.70	2,713	3.96%	1.67%	15.49%
	2008	116	9.26	1,078	1.89%	1.67%	(21.68)%
	2007	88	11.83	1,040	1.45%	1.67%	3.47%
	2006	85	11.43	973	1.25%	1.67%	9.13%
	2005	58	10.47	604	0.00%	1.67%	2.18%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Moderate ETF Fund (AnnuiChoice II ™)
	2009	66	$9.36	$615	5.42%	1.15%	16.10%
Touchstone Money Market (IQ3 ™)
	2009	289	11.04	3,195	0.61%	1.45%	(0.58)%
Touchstone Money Market (GrandMaster flex3 ™)
	2009	171	10.84	1,860	0.53%	1.55%	(0.68)%
Touchstone Money Market (AnnuiChoice II ™)
	2009	31	9.96	311	0.51%	1.15%	(0.42)%
Touchstone Money Market (Advantedge ™)
	2009	20	10.03	203	0.48%	1.60%	(0.73)%
Touchstone Money Market (Pinnacle Plus ™)
	2009	132	9.92	1,314	0.55%	1.67%	(0.78)%
Touchstone Money Market (AnnuiChoice ™)
	2009	110	11.41	1,258	0.62%	1.00%	(0.12)%
	2008	13	11.42	152	2.94%	1.00%	1.96%
	2007	16	11.21	182	5.08%	1.00%	4.11%
	2006	39	10.76	419	4.84%	1.00%	3.89%
	2005	42	10.36	430	3.13%	1.00%	2.17%
Touchstone Money Market (Grandmaster ™)
	2009	476	11.02	5,243	0.97%	1.35%	(0.48)%
	2008	701	11.07	7,761	2.91%	1.35%	1.60%
	2007	534	10.90	5,817	5.02%	1.35%	3.74%
	2006	443	10.50	4,653	4.84%	1.35%	3.52%
	2005	532	10.14	5,399	3.11%	1.35%	1.75%
Touchstone Third Avenue Value (Advantedge ™)
	2009	30	8.25	249	2.97%	1.60%	29.29%
	2008	15	6.38	95	4.44%	1.60%	(36.17)%
Touchstone Third Avenue Value (AnnuiChoice ™)
	2009	90	14.38	1,295	1.97%	1.00%	30.07%
	2008	111	11.05	1,227	1.76%	1.00%	(39.12)%
	2007	129	18.15	2,340	0.82%	1.00%	(2.78)%
	2006	94	18.67	1,759	1.25%	1.00%	14.72%
	2005	60	16.28	977	0.79%	1.00%	16.26%
Touchstone Third Avenue Value (GrandMaster flex3 ™)
	2009	90	13.99	1,261	2.02%	1.55%	29.35%
	2008	118	10.81	1,272	1.74%	1.55%	(39.46)%
	2007	155	17.86	2,762	0.71%	1.55%	(3.32)%
	2006	144	18.47	2,667	1.09%	1.55%	14.09%
	2005	121	16.19	1,955	1.13%	1.55%	15.58%
Touchstone Third Avenue Value (Grandmaster ™)
	2009	186	12.27	2,285	2.02%	1.35%	29.61%
	2008	243	9.46	2,304	1.83%	1.35%	(39.34)%
	2007	259	15.60	4,047	0.79%	1.35%	(3.12)%
	2006	182	16.10	2,930	1.12%	1.35%	14.32%
	2005	150	14.09	2,109	1.32%	1.35%	15.83%
Touchstone Third Avenue Value (IQ Annuity ™)
	2009	148	13.74	2,029	2.05%	1.45%	29.48%
	2008	172	10.61	1,826	1.74%	1.45%	(39.40)%
	2007	213	17.51	3,737	0.72%	1.45%	(3.22)%
	2006	206	18.09	3,718	1.12%	1.45%	14.20%
	2005	189	15.84	3,000	0.80%	1.45%	15.70%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Affiliated (continued):
Touchstone Third Avenue Value (Pinnacle Plus ™)
	2009	124	$14.71	$1,821	2.09%	1.67%	29.19%
	2008	147	11.38	1,668	1.73%	1.67%	(39.53)%
	2007	176	18.83	3,314	0.77%	1.67%	(3.44)%
	2006	130	19.50	2,539	1.11%	1.67%	13.95%
	2005	115	17.11	1,973	1.08%	1.67%	15.46%
Touchstone Third Avenue Value (AnnuiChoice II ™)
	2009	71	8.39	593	2.10%	1.15%	29.88%
	2008	79	6.46	510	2.05%	1.15%	(39.21)%
	2007	67	10.63	717	0.98%	1.15%	(2.93)%
	2006	7	10.95	78	6.57%	1.15%	9.49%
Non-Affiliated Initial Class :
Fidelity VIP Equity-Income (Grandmaster ™)
	2009	221	44.49	9,848	2.26%	1.35%	28.45%
	2008	267	34.64	9,253	2.17%	1.35%	(43.43)%
	2007	354	61.23	21,673	2.18%	1.35%	0.15%
	2006	432	61.13	26,407	4.68%	1.35%	18.58%
	2005	507	51.56	26,143	2.15%	1.35%	4.45%
Fidelity VIP Growth (Grandmaster ™)
	2009	101	49.15	4,963	0.53%	1.35%	26.56%
	2008	118	38.84	4,580	0.73%	1.35%	(47.88)%
	2007	148	74.52	11,060	0.95%	1.35%	25.24%
	2006	191	59.50	11,385	0.43%	1.35%	5.41%
	2005	235	56.44	13,254	0.55%	1.35%	4.37%
Fidelity VIP High Income (Grandmaster ™)
	2009	205	18.63	3,813	8.14%	1.35%	42.02%
	2008	198	13.12	2,592	7.29%	1.35%	(26.00)%
	2007	246	17.73	4,352	7.30%	1.35%	1.39%
	2006	341	17.48	5,955	7.16%	1.35%	9.74%
	2005	408	15.93	6,494	14.76%	1.35%	1.35%
Fidelity VIP II Asset Manager (Grandmaster ™)
	2009	145	34.39	4,977	2.52%	1.35%	27.37%
	2008	159	27.00	4,282	8.63%	1.35%	(29.68)%
	2007	189	38.40	7,272	6.14%	1.35%	13.94%
	2006	238	33.70	8,030	2.91%	1.35%	5.87%
	2005	302	31.83	9,604	3.05%	1.35%	2.64%
Fidelity VIP II Contrafund (Grandmaster ™)
	2009	363	35.33	12,822	1.41%	1.35%	33.88%
	2008	424	26.39	11,184	1.00%	1.35%	(43.29)%
	2007	521	46.54	24,250	5.28%	1.35%	16.00%
	2006	608	40.12	24,395	1.30%	1.35%	10.21%
	2005	696	36.40	25,317	0.32%	1.35%	15.37%
Fidelity VIP II Index 500 (Grandmaster ™)
	2009	143	26.89	3,834	2.53%	1.35%	24.90%
	2008	167	21.53	3,592	1.95%	1.35%	(37.85)%
	2007	212	34.65	7,354	3.56%	1.35%	4.01%
	2006	277	33.31	9,233	1.84%	1.35%	14.17%
	2005	344	29.18	10,042	1.92%	1.35%	3.43%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP II Investment Grade Bond (AnnuiChoice ™)
	2009	14	$11.18	$151	9.07%	1.00%	14.57%
	2008	15	9.76	144	4.86%	1.00%	(4.22)%
	2007	59	10.19	596	0.11%	1.00%	1.87%
Fidelity VIP II Investment Grade Bond (Grandmaster ™)
	2009	63	29.54	1,862	9.22%	1.35%	14.16%
	2008	76	25.87	1,967	4.40%	1.35%	(4.56)%
	2007	97	27.11	2,632	4.53%	1.35%	2.93%
	2006	126	26.34	3,307	4.18%	1.35%	2.95%
	2005	157	25.58	4,016	4.84%	1.35%	0.80%
Fidelity VIP II Investment Grade Bond (GrandmasterFlex3 ™)
	2009	20	11.01	218	8.87%	1.55%	13.93%
	2008	23	9.67	219	4.65%	1.55%	(4.75)%
	2007	33	10.15	333	0.11%	1.55%	1.49%
Fidelity VIP II Investment Grade Bond (IQ3 ™)
	2009	13	11.04	143	9.03%	1.45%	14.05%
	2008	14	9.68	136	4.28%	1.45%	(4.66)%
	2007	16	10.16	164	0.11%	1.45%	1.56%
Fidelity VIP II Investment Grade Bond (Pinnacle Plus ™)
	2009	22	10.98	246	9.13%	1.67%	13.79%
	2008	31	9.65	297	4.35%	1.67%	(4.87)%
	2007	38	10.14	383	0.11%	1.67%	1.40%
Fidelity VIP III Balanced (Grandmaster ™)
	2009	69	14.94	1,027	2.12%	1.35%	36.73%
	2008	83	10.92	903	2.70%	1.35%	(34.85)%
	2007	131	16.77	2,190	5.92%	1.35%	7.57%
	2006	201	15.59	3,130	2.19%	1.35%	10.20%
	2005	212	14.15	2,999	2.91%	1.35%	4.32%
Fidelity VIP III Growth & Income (Grandmaster ™)
	2009	88	14.25	1,250	1.06%	1.35%	25.49%
	2008	119	11.35	1,354	3.33%	1.35%	(42.49)%
	2007	162	19.74	3,206	4.69%	1.35%	10.60%
	2006	196	17.85	3,502	1.11%	1.35%	11.65%
	2005	313	15.99	4,998	1.65%	1.35%	6.16%
Fidelity VIP III Growth Opportunities (Grandmaster ™)
	2009	61	9.48	574	0.48%	1.35%	43.88%
	2008	66	6.59	436	0.39%	1.35%	(55.63)%
	2007	78	14.85	1,163	0.00%	1.35%	21.51%
	2006	102	12.22	1,251	0.76%	1.35%	4.04%
	2005	138	11.75	1,619	1.04%	1.35%	7.39%
Fidelity VIP Overseas (AnnuiChoice ™)
	2009	2	7.40	15	1.14%	1.00%	25.27%
	2008	20	5.91	116	4.36%	1.00%	(44.37)%
	2007	35	10.62	373	2.24%	1.00%	6.17%
Fidelity VIP Overseas (AnnuiChoice II ™)
	2009	1	7.37	8	2.56%	1.15%	25.08%
	2008	1	5.89	7	4.25%	1.15%	(44.45)%
	2007	5	10.61	55	2.63%	1.15%	6.06%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Initial Class (continued):
Fidelity VIP Overseas (Grandmaster ™)
	2009	78	$28.77	$2,242	2.47%	1.35%	24.82%
	2008	94	23.05	2,159	4.95%	1.35%	(44.57)%
	2007	111	41.58	4,598	2.97%	1.35%	15.72%
	2006	144	35.93	5,161	1.70%	1.35%	16.49%
	2005	191	30.84	5,884	1.23%	1.35%	17.45%
Fidelity VIP Overseas (GrandmasterFlex3 ™)
	2009	15	7.29	109	2.47%	1.55%	24.57%
	2008	16	5.85	94	4.08%	1.55%	(44.68)%
	2007	33	10.58	351	2.29%	1.55%	5.77%
Fidelity VIP Overseas (IQ3 ™)
	2009	3	7.31	21	1.93%	1.45%	24.70%
	2008	8	5.86	49	4.28%	1.45%	(44.62)%
	2007	19	10.58	196	1.95%	1.45%	5.84%
Fidelity VIP Overseas (Pinnacle Plus ™)
	2009	20	7.27	146	2.40%	1.67%	24.42%
	2008	26	5.84	152	4.89%	1.67%	(44.75)%
	2007	74	10.57	787	2.58%	1.67%	5.68%
Non-Affiliated Service Class:
Fidelity VIP III Mid Cap (Grandmaster ™)
	2009	62	29.54	1,846	1.10%	1.35%	38.13%
	2008	85	21.39	1,824	4.99%	1.35%	(40.33)%
	2007	109	35.84	3,912	0.87%	1.35%	13.92%
	2006	175	31.46	5,499	1.28%	1.35%	11.08%
	2005	164	28.33	4,646	0.00%	1.35%	16.61%
Non-Affiliated Service Class 2:
Fidelity VIP Asset Manager (Advantedge ™)
	2009	7	9.18	62	2.86%	1.60%	26.70%
	2008	4	7.25	26	6.64%	1.60%	(27.52)%
Fidelity VIP Asset Manager (AnnuiChoice ™)
	2009	11	12.38	141	2.52%	1.00%	27.47%
	2008	11	9.71	109	8.14%	1.00%	(29.62)%
	2007	20	13.80	270	5.75%	1.00%	14.02%
	2006	20	12.10	245	3.01%	1.00%	6.07%
	2005	32	11.41	369	2.82%	1.00%	2.78%
Fidelity VIP Asset Manager (AnnuiChoice II ™)
	2009	13	10.65	142	3.82%	1.15%	27.28%
	2008	6	8.36	54	5.47%	1.15%	(29.73)%
	2007	1	11.90	7	17.13%	1.15%	13.84%
Fidelity VIP Asset Manager (GrandMaster flex3 ™)
	2009	5	11.23	51	2.30%	1.55%	26.77%
	2008	5	8.86	46	7.73%	1.55%	(30.01)%
	2007	9	12.65	112	6.26%	1.55%	13.38%
	2006	21	11.16	234	2.30%	1.55%	5.48%
	2005	24	10.58	252	2.27%	1.55%	2.13%
Fidelity VIP Asset Manager (IQ3 ™)
	2009	24	11.55	281	2.21%	1.45%	26.90%
	2008	29	9.10	264	7.30%	1.45%	(29.94)%
	2007	41	12.99	535	6.00%	1.45%	13.50%
	2006	39	11.45	443	2.63%	1.45%	5.59%
	2005	48	10.84	519	2.72%	1.45%	2.30%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Asset Manager (Pinnacle Plus ™)
	2009	13	$11.66	$152	2.34%	1.67%	26.61%
	2008	17	9.21	159	8.11%	1.67%	(30.10)%
	2007	14	13.18	184	6.15%	1.67%	13.24%
	2006	9	11.64	105	2.29%	1.67%	5.35%
	2005	7	11.04	78	2.22%	1.67%	2.08%
Fidelity VIP Balanced (Advantedge ™)
	2009	3	9.32	26	2.36%	1.60%	36.11%
	2008	2	6.85	11	2.72%	1.60%	(31.52)%
Fidelity VIP Balanced (AnnuiChoice ™)
	2009	17	12.26	208	2.16%	1.00%	36.94%
	2008	16	8.95	148	2.41%	1.00%	(34.81)%
	2007	24	13.74	335	5.72%	1.00%	7.63%
	2006	26	12.76	337	1.71%	1.00%	10.39%
	2005	24	11.56	273	2.57%	1.00%	4.44%
Fidelity VIP Balanced (AnnuiChoice II ™)
	2009	7	10.12	69	2.86%	1.15%	36.73%
	2008	2	7.40	16	2.98%	1.15%	(34.91)%
	2007	1	11.37	8	1.96%	1.15%	7.46%
Fidelity VIP Balanced (GrandMaster ™)
	2009	21	11.43	241	2.04%	1.35%	36.46%
	2008	20	8.38	167	2.82%	1.35%	(35.04)%
	2007	42	12.90	537	2.96%	1.35%	7.25%
Fidelity VIP Balanced (GrandMaster flex3 ™)
	2009	24	12.46	296	2.04%	1.55%	36.18%
	2008	27	9.15	246	2.40%	1.55%	(35.17)%
	2007	41	14.11	571	4.91%	1.55%	7.03%
	2006	30	13.18	393	1.59%	1.55%	9.78%
	2005	26	12.01	318	2.44%	1.55%	3.87%
Fidelity VIP Balanced (IQ3 ™)
	2009	19	11.10	207	2.27%	1.45%	36.32%
	2008	19	8.14	156	2.37%	1.45%	(35.11)%
	2007	37	12.55	470	6.58%	1.45%	7.14%
	2006	34	11.71	402	2.00%	1.45%	9.89%
	2005	51	10.66	540	2.62%	1.45%	3.97%
Fidelity VIP Balanced (Pinnacle Plus ™)
	2009	68	11.53	789	2.58%	1.67%	36.01%
	2008	42	8.48	352	2.51%	1.67%	(35.25)%
	2007	43	13.10	568	5.08%	1.67%	6.90%
	2006	29	12.25	361	1.51%	1.67%	9.64%
	2005	23	11.17	255	1.93%	1.67%	3.74%
Fidelity VIP Contrafund (Advantedge ™)
	2009	78	8.34	649	1.77%	1.60%	33.30%
	2008	30	6.25	190	1.92%	1.60%	(37.45)%
Fidelity VIP Contrafund (AnnuiChoice ™)
	2009	98	14.53	1,431	1.13%	1.00%	34.11%
	2008	126	10.84	1,364	0.79%	1.00%	(43.27)%
	2007	159	19.10	3,028	5.55%	1.00%	16.12%
	2006	157	16.45	2,578	1.08%	1.00%	10.32%
	2005	116	14.91	1,737	0.12%	1.00%	15.49%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Contrafund (GrandMaster flex3 ™)
	2009	102		$13.90	$1,421	1.13%	1.55%	33.37%
	2008	125		10.42	1,300	0.82%	1.55%	(43.58)%
	2007	146		18.48	2,700	5.74%	1.55%	15.48%
	2006	137		16.00	2,198	1.07%	1.55%	9.71%
	2005	120		14.58	1,749	0.09%	1.55%	14.84%
Fidelity VIP Contrafund (IQ3 ™)
	2009	127		12.62	1,600	1.17%	1.45%	33.51%
	2008	161		9.46	1,527	0.84%	1.45%	(43.53)%
	2007	177		16.74	2,961	5.20%	1.45%	15.59%
	2006	201		14.48	2,917	1.00%	1.45%	9.82%
	2005	204		13.19	2,692	0.14%	1.45%	14.99%
Fidelity VIP Contrafund (Pinnacle Plus ™)
	2009	165		13.88	2,289	1.21%	1.67%	33.21%
	2008	183		10.42	1,910	0.81%	1.67%	(43.65)%
	2007	234		18.50	4,319	6.15%	1.67%	15.34%
	2006	169		16.04	2,713	1.11%	1.67%	9.58%
	2005	126		14.64	1,843	0.10%	1.67%	14.70%
Fidelity VIP Contrafund (AnnuiChoice II ™)
	2009	82		9.43	773	1.27%	1.15%	33.91%
	2008	75		7.04	527	0.76%	1.15%	(43.35)%
	2007	70		12.43	865	7.74%	1.15%	15.95%
	2006	6		10.72	69	4.26%	1.15%	7.21%
Fidelity VIP Contrafund Standard (IQ Advisor ™)
	2009	—	*	12.94	5	1.24%	0.60%	34.66%
	2008	—	*	9.61	4	0.91%	0.60%	(43.04)%
	2007	—	*	16.87	7	5.50%	0.60%	16.60%
	2006	—	*	14.47	6	1.03%	0.60%	10.77%
	2005	—	*	13.07	5	0.00%	0.60%	15.93%
Fidelity VIP Disclipined Small Cap (AnnuiChoice ™)
	2009	5		7.13	33	0.22%	1.00%	20.72%
	2008	5		5.90	30	0.30%	1.00%	(34.63)%
	2007	7		9.03	67	0.45%	1.00%	(9.71)%
Fidelity VIP Disclipined Small Cap (IQ ™)
	2009	7		7.04	49	0.24%	1.45%	20.18%
	2008	7		5.86	41	0.34%	1.45%	(34.93)%
	2007	8		9.00	69	0.46%	1.45%	(9.99)%
Fidelity VIP Disclipined Small Cap (Grandmaster ™)
	2009	2		7.06	15	0.23%	1.35%	20.30%
	2008	2		5.87	14	0.39%	1.35%	(34.86)%
	2007	2		9.01	22	0.46%	1.35%	(9.93)%
Fidelity VIP Disclipined Small Cap (GrandmasterFlex3 ™)
	2009	1		7.02	7	0.06%	1.55%	20.05%
	2008	5		5.85	27	0.38%	1.55%	(35.00)%
	2007	5		8.99	48	0.50%	1.55%	(10.05)%
Fidelity VIP Disclipined Small Cap (Pinnacle Plus ™)
	2009	5		7.00	36	0.24%	1.67%	19.91%
	2008	6		5.83	35	0.39%	1.67%	(35.08)%
	2007	5		8.99	49	0.53%	1.67%	(10.13)%
Fidelity VIP Disciplined Small Cap (Advantedge ™)
	2009	2		8.58	14	0.32%	1.60%	19.99%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Dynamic Capital Appreciation (AnnuiChoice ™)
	2009	—	*	$12.66	$—	*	0.00%	1.00%	34.43%
	2008	4		9.42	41		0.40%	1.00%	(41.94)%
	2007	6		16.22	94		5.26%	1.00%	5.66%
	2006	6		15.35	90		0.37%	1.00%	12.68%
	2005	—	*	13.62	—	*	0.00%	1.00%	19.51%
Fidelity VIP Dynamic Capital Appreciation (GrandMaster flex3 ™)
	2009	3		11.49	34		0.02%	1.55%	33.69%
	2008	3		8.60	26		0.48%	1.55%	(42.26)%
	2007	3		14.89	44		3.35%	1.55%	5.07%
	2006	6		14.17	85		0.31%	1.55%	12.06%
	2005	3		12.65	37		0.00%	1.55%	18.86%
Fidelity VIP Dynamic Capital Appreciation (Grandmaster ™)
	2009	—	*	11.63	4		0.04%	1.35%	33.96%
	2008	—	*	8.68	—	*	0.00%	1.35%	(42.14)%
	2007	117		15.00	1,751		6.57%	1.35%	5.28%
	2006	81		14.25	1,158		0.35%	1.35%	12.28%
	2005	3		12.69	39		0.00%	1.35%	19.04%
Fidelity VIP Dynamic Capital Appreciation (IQ Annuity ™)
	2009	4		15.10	59		0.02%	1.45%	33.82%
	2008	4		11.28	44		0.42%	1.45%	(42.20)%
	2007	5		19.52	92		5.16%	1.45%	5.17%
	2006	5		18.56	94		0.11%	1.45%	12.17%
	2005	8		16.55	127		0.00%	1.45%	18.96%
Fidelity VIP Dynamic Capital Appreciation (Pinnacle Plus ™)
	2009	12		11.41	141		0.02%	1.67%	33.52%
	2008	15		8.55	131		0.47%	1.67%	(42.33)%
	2007	16		14.82	238		5.22%	1.67%	4.94%
	2006	12		14.13	171		0.26%	1.67%	11.92%
	2005	6		12.62	73		0.00%	1.67%	18.62%
Fidelity VIP Equity-Income (Advantedge ™)
	2009	7		7.76	56		3.09%	1.60%	27.81%
	2008	1		6.07	5		4.29%	1.60%	(39.27)%
Fidelity VIP Equity-Income (AnnuiChoice ™)
	2009	40		10.43	414		2.08%	1.00%	28.59%
	2008	47		8.11	383		1.83%	1.00%	(43.39)%
	2007	67		14.33	956		2.14%	1.00%	0.26%
	2006	75		14.30	1,076		4.28%	1.00%	18.73%
	2005	84		12.04	1,010		1.67%	1.00%	4.53%
Fidelity VIP Equity-Income (AnnuiChoice II ™)
	2009	33		7.98	261		2.53%	1.15%	28.39%
	2008	20		6.22	127		3.36%	1.15%	(43.47)%
	2007	13		11.00	143		25.01%	1.15%	0.10%
Fidelity VIP Equity-Income (GrandMaster flex3 ™)
	2009	16		10.63	173		1.98%	1.55%	27.87%
	2008	21		8.32	171		1.85%	1.55%	(43.70)%
	2007	30		14.77	449		1.90%	1.55%	(0.30)%
	2006	34		14.82	499		4.25%	1.55%	18.08%
	2005	35		12.55	436		2.22%	1.55%	3.96%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Equity-Income (IQ3 ™)
	2009	40		$9.51	$384		2.07%	1.45%	28.00%
	2008	56		7.43	418		1.97%	1.45%	(43.65)%
	2007	75		13.19	987		2.27%	1.45%	(0.20)%
	2006	73		13.21	969		4.50%	1.45%	18.20%
	2005	86		11.18	960		2.11%	1.45%	4.00%
Fidelity VIP Equity-Income (Pinnacle Plus ™)
	2009	95		10.88	1,032		2.07%	1.67%	27.72%
	2008	106		8.52	901		1.86%	1.67%	(43.77)%
	2007	151		15.15	2,289		2.32%	1.67%	(0.43)%
	2006	128		15.21	1,948		4.19%	1.67%	17.93%
	2005	105		12.90	1,350		1.51%	1.67%	3.79%
Fidelity VIP Freedom 2010 (Advantedge ™)
	2009	6		9.38	58		25.29%	1.60%	21.97%
	2008	—	*	7.69	—	*	0.00%	1.60%	(23.10)%
Fidelity VIP Freedom 2010 (Grandmaster ™)
	2009	6		9.24	60		3.30%	1.35%	22.28%
	2008	10		7.55	75		4.01%	1.35%	(26.18)%
	2007	9		10.23	87		17.61%	1.35%	2.34%
Fidelity VIP Freedom 2010 (GrandmasterFlex3 ™)
	2009	1		9.19	10		1.26%	1.55%	22.04%
	2008	8		7.53	56		4.81%	1.55%	(26.33)%
	2007	4		10.22	36		5.90%	1.55%	2.20%
Fidelity VIP Freedom 2010 (IQ3 ™)
	2009	18		9.21	164		4.40%	1.45%	22.16%
	2008	48		7.54	364		5.23%	1.45%	(26.26)%
	2007	3		10.23	26		18.34%	1.45%	2.27%
Fidelity VIP Freedom 2015 (Advantedge ™)
	2009	11		9.26	104		12.38%	1.60%	23.02%
	2008	—	*	7.53	—	*	0.00%	1.60%	(24.74)%
Fidelity VIP Freedom 2015 (AnnuiChoiceII ™)
	2009	1		9.11	11		4.48%	1.15%	23.58%
	2008	1		7.37	10		3.55%	1.15%	(28.13)%
	2007	1		10.26	13		11.02%	1.15%	2.61%
Fidelity VIP Freedom 2015 (GrandmasterFlex3 ™)
	2009	1		9.01	6		4.48%	1.55%	23.09%
	2008	1		7.32	5		3.81%	1.55%	(28.43)%
	2007	—	*	10.23	2		29.66%	1.55%	2.32%
Fidelity VIP Freedom 2015 (IQ3 ™)
	2009	38		9.04	343		5.20%	1.45%	23.21%
	2008	84		7.34	617		5.22%	1.45%	(28.35)%
	2007	32		10.24	326		12.26%	1.45%	2.39%
Fidelity VIP Freedom 2015 (Pinnacle Plus ™)
	2009	21		8.98	192		4.37%	1.67%	22.94%
	2008	26		7.31	189		3.72%	1.67%	(28.51)%
Fidelity VIP Freedom 2020 (Advantedge ™)
	2009	1		8.90	10		16.66%	1.60%	26.49%
	2008	—	*	7.03	—	*	0.00%	1.60%	(29.66)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Freedom 2020 (AnnuiChoiceII ™)
	2009	3		$8.67	$28		4.03%	1.15%	27.07%
	2008	3		6.82	22		3.35%	1.15%	(33.58)%
	2007	3		10.27	34		81.18%	1.15%	2.72%
Fidelity VIP Freedom 2020 (IQ3 ™)
	2009	17		8.60	146		8.00%	1.45%	26.69%
	2008	—	*	6.79	—	*	0.00%	1.45%	(33.78)%
	2007	4		10.25	40		15.32%	1.45%	2.51%
Fidelity VIP Freedom 2020 (Pinnacle Plus ™)
	2009	2		8.55	16		4.02%	1.67%	26.40%
	2008	2		6.76	12		3.23%	1.67%	(33.93)%
	2007	2		10.23	20		14.72%	1.67%	2.35%
Fidelity VIP Freedom 2025 (Advantedge ™)
	2009	1		8.81	10		15.77%	1.60%	27.72%
	2008	—	*	6.90	—	*	0.00%	1.60%	(31.03)%
Fidelity VIP Freedom 2030 (Pinnacle Plus ™)
	2009	—	*	8.04	2		2.60%	1.67%	28.99%
	2007	—	*	10.25	2		114.95%	1.67%	2.48%
Fidelity VIP Growth & Income (AnnuiChoice ™)
	2009	11		10.22	111		0.82%	1.00%	25.75%
	2008	14		8.12	114		3.02%	1.00%	(42.48)%
	2007	15		14.13	209		4.27%	1.00%	10.73%
	2006	16		12.76	209		0.73%	1.00%	11.73%
	2005	20		11.42	227		1.46%	1.00%	6.30%
Fidelity VIP Growth & Income (AnnuiChoice II ™)
	2009	7		8.57	57		0.76%	1.15%	25.56%
	2008	4		6.83	28		2.39%	1.15%	(42.57)%
	2007	—	*	11.88	4		1.74%	1.15%	10.57%
Fidelity VIP Growth & Income (GrandMaster flex3 ™)
	2009	9		10.78	100		0.95%	1.55%	25.05%
	2008	10		8.62	82		2.95%	1.55%	(42.80)%
	2007	15		15.07	229		3.98%	1.55%	10.12%
	2006	16		13.69	219		0.63%	1.55%	11.11%
	2005	14		12.32	171		1.33%	1.55%	5.72%
Fidelity VIP Growth & Income (IQ3 ™)
	2009	8		8.78	67		0.85%	1.45%	25.17%
	2008	9		7.02	61		3.03%	1.45%	(42.74)%
	2007	10		12.26	122		4.17%	1.45%	10.23%
	2006	17		11.12	188		0.80%	1.45%	11.22%
	2005	27		10.00	272		1.55%	1.45%	5.80%
Fidelity VIP Growth & Income (Pinnacle Plus ™)
	2009	15		10.09	154		1.05%	1.67%	24.90%
	2008	10		8.08	83		2.83%	1.67%	(42.87)%
	2007	25		14.15	351		4.12%	1.67%	9.98%
	2006	11		12.86	147		0.75%	1.67%	10.98%
	2005	13		11.59	145		1.22%	1.67%	5.65%
Fidelity VIP Growth & Income (Advantedge ™)
	2009	3		7.86	27		8.30%	1.60%	24.98%
Fidelity VIP Growth (Advantedge ™)
	2009	3		7.24	21		0.29%	1.60%	25.92%
	2008	3		5.75	16		1.02%	1.60%	(42.48)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth (AnnuiChoice ™)
	2009	12		$8.45	$99	0.27%	1.00%	26.69%
	2008	17		6.67	112	0.46%	1.00%	(47.84)%
	2007	24		12.78	310	0.43%	1.00%	25.39%
	2006	19		10.20	199	0.21%	1.00%	5.51%
	2005	31		9.66	303	0.26%	1.00%	4.47%
Fidelity VIP Growth (AnnuiChoice II ™)
	2009	17		8.70	147	0.33%	1.15%	26.49%
	2008	15		6.88	101	1.05%	1.15%	(47.92)%
	2007	5		13.20	64	0.71%	1.15%	25.20%
Fidelity VIP Growth (GrandMaster ™)
	2009	40		7.68	305	0.28%	1.35%	26.24%
	2008	47		6.09	283	0.58%	1.35%	(48.02)%
	2007	63		11.71	737	0.18%	1.35%	17.10%
Fidelity VIP Growth (GrandMaster flex3 ™)
	2009	12		9.74	119	0.27%	1.55%	25.98%
	2008	16		7.73	120	0.52%	1.55%	(48.13)%
	2007	20		14.90	291	0.44%	1.55%	24.69%
	2006	14		11.95	170	0.16%	1.55%	4.93%
	2005	14		11.39	164	0.39%	1.55%	3.92%
Fidelity VIP Growth (IQ3 ™)
	2009	19		6.42	125	0.27%	1.45%	26.11%
	2008	31		5.09	156	0.40%	1.45%	(48.08)%
	2007	51		9.81	501	0.46%	1.45%	24.81%
	2006	46		7.86	361	0.20%	1.45%	5.03%
	2005	58		7.48	436	0.30%	1.45%	3.93%
Fidelity VIP Growth (Pinnacle Plus ™)
	2009	22		9.86	213	0.33%	1.67%	25.83%
	2008	24		7.84	187	0.56%	1.67%	(48.19)%
	2007	39		15.13	592	0.43%	1.67%	24.54%
	2006	25		12.15	310	0.15%	1.67%	4.80%
	2005	18		11.59	212	0.27%	1.67%	3.78%
Fidelity VIP Growth Opportunities (Advantedge ™)
	2009	10		7.32	70	0.41%	1.60%	43.14%
	2008	2		5.11	10	0.52%	1.60%	(48.88)%
Fidelity VIP Growth Opportunities (AnnuiChoice ™)
	2009	2		9.16	21	0.24%	1.00%	44.01%
	2008	3		6.36	16	0.12%	1.00%	(55.59)%
	2007	3		14.32	41	0.00%	1.00%	21.67%
	2006	4		11.77	48	0.48%	1.00%	4.07%
	2005	5		11.31	52	0.58%	1.00%	7.58%
Fidelity VIP Growth Opportunities (AnnuiChoice II ™)
	2009	1		8.74	6	0.34%	1.15%	43.79%
	2008	—	*	6.08	1	0.29%	1.15%	(55.65)%
Fidelity VIP Growth Opportunities (GrandMaster flex3 ™)
	2009	4		9.86	43	0.21%	1.55%	43.21%
	2008	6		6.89	39	0.09%	1.55%	(55.84)%
	2007	8		15.60	129	0.00%	1.55%	20.99%
	2006	9		12.89	111	0.37%	1.55%	3.49%
	2005	3		12.46	40	0.65%	1.55%	7.00%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Growth Opportunities (IQ3 ™)
	2009	8	$8.12	$63	0.24%	1.45%	43.35%
	2008	8	5.66	45	0.09%	1.45%	(55.79)%
	2007	13	12.81	166	0.00%	1.45%	21.12%
	2006	6	10.57	60	1.45%	1.45%	3.60%
	2005	1	10.21	8	0.89%	1.45%	7.09%
Fidelity VIP Growth Opportunities (Pinnacle Plus ™)
	2009	41	9.74	403	0.46%	1.67%	43.03%
	2008	7	6.81	46	0.12%	1.67%	(55.89)%
	2007	17	15.44	267	0.00%	1.67%	20.84%
	2006	6	12.77	76	0.46%	1.67%	3.37%
	2005	6	12.36	74	0.64%	1.67%	6.90%
Fidelity VIP High Income (AnnuiChoice ™)
	2009	31	15.86	498	7.63%	1.00%	42.03%
	2008	32	11.17	361	12.81%	1.00%	(25.89)%
	2007	22	15.07	333	7.69%	1.00%	1.51%
	2006	22	14.84	324	7.13%	1.00%	9.92%
	2005	22	13.50	291	16.22%	1.00%	1.30%
Fidelity VIP High Income (AnnuiChoice II ™)
	2009	4	11.17	50	6.90%	1.15%	41.82%
	2008	4	7.87	35	10.00%	1.15%	(26.00)%
	2007	1	10.64	12	11.13%	1.15%	1.36%
Fidelity VIP High Income (GrandMaster flex3 ™)
	2009	101	14.30	1,451	8.22%	1.55%	41.24%
	2008	112	10.12	1,130	3.67%	1.55%	(26.30)%
	2007	39	13.74	541	3.09%	1.55%	0.95%
	2006	173	13.61	2,352	9.60%	1.55%	9.31%
	2005	208	12.45	2,588	19.14%	1.55%	0.73%
Fidelity VIP High Income (IQ3 ™)
	2009	530	12.80	6,783	9.85%	1.45%	41.39%
	2008	314	9.06	2,847	5.36%	1.45%	(26.23)%
	2007	83	12.27	1,015	2.85%	1.45%	1.05%
	2006	301	12.15	3,661	9.84%	1.45%	9.42%
	2005	231	11.10	2,569	20.22%	1.45%	0.83%
Fidelity VIP High Income (Pinnacle Plus ™)
	2009	14	13.21	179	7.76%	1.67%	41.07%
	2008	18	9.37	166	6.43%	1.67%	(26.39)%
	2007	22	12.73	285	7.72%	1.67%	0.82%
	2006	22	12.62	281	7.64%	1.67%	9.18%
	2005	23	11.56	264	15.06%	1.67%	0.62%
Fidelity VIP High Income (Advantedge ™)
	2009	39	10.73	414	15.25%	1.60%	41.17%
Fidelity VIP II Index 500 (Advantedge ™)
	2009	30	8.34	251	2.77%	1.60%	24.28%
	2008	4	6.71	30	3.76%	1.60%	(32.92)%
Fidelity VIP II Index 500 (AnnuiChoice ™)
	2009	51	9.66	493	2.29%	1.00%	25.04%
	2008	64	7.73	492	1.21%	1.00%	(37.79)%
	2007	126	12.42	1,569	2.69%	1.00%	4.12%
	2006	36	11.93	432	1.66%	1.00%	14.29%
	2005	47	10.44	489	1.61%	1.00%	3.54%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP II Index 500 (AnnuiChoice II ™)
	2009	32	$7.65	$248	2.59%	1.15%	24.85%
	2008	15	6.13	89	2.86%	1.15%	(37.88)%
	2007	9	9.86	93	2.97%	1.15%	(1.39)%
Fidelity VIP II Index 500 (Grandmaster ™)
	2009	181	7.61	1,379	1.98%	1.35%	24.60%
	2008	233	6.10	1,423	1.75%	1.35%	(38.01)%
	2007	283	9.85	2,788	2.09%	1.35%	(1.52)%
Fidelity VIP II Index 500 (GrandmasterFlex3 ™)
	2009	75	7.56	569	2.30%	1.55%	24.34%
	2008	86	6.08	522	1.79%	1.55%	(38.14)%
	2007	100	9.83	980	2.39%	1.55%	(1.66)%
Fidelity VIP II Index 500 (IQ3 ™)
	2009	61	8.53	517	2.30%	1.45%	24.47%
	2008	67	6.85	456	1.81%	1.45%	(38.07)%
	2007	80	11.06	888	2.88%	1.45%	3.65%
	2006	56	10.67	599	1.67%	1.45%	13.77%
	2005	69	9.38	651	1.83%	1.45%	3.10%
Fidelity VIP II Index 500 (Pinnacle Plus ™)
	2009	120	11.11	1,332	2.35%	1.67%	24.19%
	2008	131	8.95	1,167	1.85%	1.67%	(38.21)%
	2007	159	14.48	2,300	2.60%	1.67%	3.42%
	2006	7	14.00	94	1.49%	1.67%	13.52%
	2005	8	12.33	100	1.60%	1.67%	2.85%
Fidelity VIP Investment Grade Bond (Advantedge ™)
	2009	8	10.81	84	6.41%	1.60%	13.62%
	2008	2	9.51	14	0.00%	1.60%	(4.89)%
Fidelity VIP Investment Grade Bond (AnnuiChoice ™)
	2009	67	14.02	945	11.55%	1.00%	14.32%
	2008	112	12.26	1,369	3.58%	1.00%	(4.43)%
	2007	69	12.83	881	4.28%	1.00%	3.04%
	2006	77	12.45	955	3.89%	1.00%	3.10%
	2005	87	12.08	1,055	3.63%	1.00%	0.91%
Fidelity VIP Investment Grade Bond (GrandMaster ™)
	2009	53	11.00	584	8.78%	1.35%	13.91%
	2008	31	9.66	300	6.45%	1.35%	(4.77)%
	2007	34	10.14	348	0.17%	1.35%	1.42%
Fidelity VIP Investment Grade Bond (GrandMaster flex3 ™)
	2009	45	11.74	525	9.32%	1.55%	13.68%
	2008	99	10.33	1,027	2.15%	1.55%	(4.96)%
	2007	39	10.87	419	3.99%	1.55%	2.46%
	2006	39	10.61	416	3.29%	1.55%	2.53%
	2005	35	10.35	359	2.44%	1.55%	0.36%
Fidelity VIP Investment Grade Bond (IQ3 ™)
	2009	47	13.73	642	8.95%	1.45%	13.80%
	2008	52	12.06	626	4.64%	1.45%	(4.86)%
	2007	84	12.68	1,071	4.12%	1.45%	2.57%
	2006	99	12.36	1,221	4.18%	1.45%	2.63%
	2005	117	12.05	1,411	4.14%	1.45%	0.39%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Investment Grade Bond (Pinnacle Plus ™)
	2009	64		$11.61	$741	8.71%	1.67%	13.54%
	2008	36		10.22	372	3.96%	1.67%	(5.08)%
	2007	42		10.77	453	3.42%	1.67%	2.34%
	2006	30		10.52	312	3.63%	1.67%	2.40%
	2005	28		10.28	285	2.16%	1.67%	0.16%
Fidelity VIP Investment Grade Bond (AnnuiChoice II ™)
	2009	15		11.38	175	8.33%	1.15%	14.14%
	2008	11		9.97	108	5.67%	1.15%	(4.57)%
	2007	27		10.45	278	1.68%	1.15%	2.88%
	2006	2		10.16	17	0.00%	1.15%	1.56%
Fidelity VIP Mid Cap (AnnuiChoice ™)
	2009	21		19.16	397	0.82%	1.00%	38.36%
	2008	35		13.85	489	5.17%	1.00%	(40.21)%
	2007	45		23.17	1,048	0.62%	1.00%	14.18%
	2006	52		20.29	1,056	1.25%	1.00%	11.28%
	2005	52		18.23	944	0.00%	1.00%	16.87%
Fidelity VIP Mid Cap (GrandMaster flex3 ™)
	2009	45		17.79	807	0.94%	1.55%	37.59%
	2008	56		12.93	726	5.23%	1.55%	(40.55)%
	2007	88		21.75	1,924	0.60%	1.55%	13.54%
	2006	75		19.16	1,437	1.21%	1.55%	10.67%
	2005	64		17.31	1,100	0.00%	1.55%	16.18%
Fidelity VIP Mid Cap (IQ Annuity ™)
	2009	57		17.91	1,017	0.97%	1.45%	37.73%
	2008	68		13.00	882	5.15%	1.45%	(40.49)%
	2007	84		21.85	1,834	0.59%	1.45%	13.66%
	2006	100		19.22	1,926	1.23%	1.45%	10.78%
	2005	101		17.35	1,750	0.00%	1.45%	16.30%
Fidelity VIP Mid Cap (Pinnacle Plus ™)
	2009	103		17.75	1,822	1.11%	1.67%	37.42%
	2008	84		12.91	1,079	5.14%	1.67%	(40.62)%
	2007	115		21.75	2,500	0.60%	1.67%	13.40%
	2006	89		19.18	1,716	1.21%	1.67%	10.53%
	2005	82		17.35	1,414	0.00%	1.67%	16.06%
Fidelity VIP Mid Cap (AnnuiChoice II ™)
	2009	17		9.86	171	1.17%	1.15%	38.15%
	2008	9		7.14	67	2.62%	1.15%	(40.30)%
	2007	5		11.96	65	0.49%	1.15%	14.01%
	2006	—	*	10.49	6	0.00%	1.15%	4.92%
Fidelity VIP Mid Cap (Grandmaster ™)
	2009	48		14.77	703	1.17%	1.35%	37.87%
	2008	65		10.72	692	4.78%	1.35%	(40.42)%
	2007	71		17.99	1,282	0.38%	1.35%	13.77%
	2006	—	*	15.81	13	0.00%	1.35%	10.89%
Fidelity VIP Mid Cap (Advantedge ™)
	2009	16		8.80	142	3.25%	1.60%	37.52%
Fidelity VIP Overseas (Advantedge ™)
	2009	15		7.51	113	3.24%	1.60%	24.20%
	2008	7		6.05	39	6.42%	1.60%	(39.54)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Service Class 2 (continued):
Fidelity VIP Overseas (AnnuiChoice ™)
	2009	31		$13.16	$408		2.20%	1.00%	24.96%
	2008	40		10.53	417		4.94%	1.00%	(44.52)%
	2007	45		18.98	862		3.32%	1.00%	15.88%
	2006	18		16.38	298		1.43%	1.00%	16.60%
	2005	24		14.05	335		0.87%	1.00%	17.58%
Fidelity VIP Overseas (GrandMaster ™)
	2009	26		7.28	191		1.60%	1.35%	24.52%
	2008	88		5.84	512		5.61%	1.35%	(44.72)%
	2007	247		10.57	2,607		4.78%	1.35%	5.73%
Fidelity VIP Overseas (GrandMaster flex3 ™)
	2009	26		11.84	303		2.02%	1.55%	24.27%
	2008	34		9.53	327		4.62%	1.55%	(44.83)%
	2007	47		17.27	814		2.73%	1.55%	15.23%
	2006	25		14.99	369		1.15%	1.55%	15.95%
	2005	14		12.93	175		0.42%	1.55%	16.98%
Fidelity VIP Overseas (IQ3 ™)
	2009	53		10.20	545		2.20%	1.45%	24.39%
	2008	59		8.20	485		4.82%	1.45%	(44.78)%
	2007	61		14.85	910		2.99%	1.45%	15.35%
	2006	27		12.87	348		0.76%	1.45%	16.07%
	2005	13		11.09	149		0.98%	1.45%	17.12%
Fidelity VIP Overseas (Pinnacle Plus ™)
	2009	34		14.56	497		2.11%	1.67%	24.11%
	2008	60		11.73	703		4.37%	1.67%	(44.90)%
	2007	56		21.29	1,187		3.12%	1.67%	15.09%
	2006	32		18.50	585		0.73%	1.67%	15.81%
	2005	11		15.97	170		0.79%	1.67%	16.77%
Fidelity VIP Overseas (AnnuiChoice II ™)
	2009	18		8.73	158		2.44%	1.15%	24.77%
	2008	15		7.00	107		5.55%	1.15%	(44.61)%
	2007	6		12.63	76		2.54%	1.15%	15.70%
	2006	1		10.92	15		0.00%	1.15%	9.18%

Fidelity VIP Value Stratagies (AnnuiChoice ™)
	2009	2		8.12	17		1.00%	1.00%	55.58%
	2008	—	*	5.22	—	*	0.00%	1.00%	(47.82)%
Fidelity VIP Value Strategies (GrandMaster ™)
	2009	13		8.07	108		0.57%	1.35%	55.03%
Fidelity VIP Value Strategies (GrandMaster flex3 ™)
	2009	1		8.04	6		5.13%	1.55%	54.72%
Fidelity VIP Value Strategies (AnnuiChoice II ™)
	2009	1		8.10	8		0.97%	1.15%	55.35%
Fidelity VIP Value Strategies (Pinnacle Plus ™)
	2009	45		8.03	364		1.08%	1.67%	54.53%
Non-Affiliated Class 1:
JPMorgan IT Mid Cap (IQ3 ™)
	2009	3		13.13	39		0.00%	1.45%	31.29%
JPMorgan IT Mid Cap (Grandmaster ™)
	2009	5		13.14	63		0.00%	1.35%	31.38%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 1 (continued):
JPMorgan IT Mid Cap (GrandMaster flex3 ™)
	2009	7		$13.12	$90	0.00%	1.55%	31.20%
JPMorgan IT Mid Cap (Pinnacle Plus ™)
	2009	40		13.11	520	0.00%	1.67%	31.09%
JPMorgan IT Mid Cap (AnnuiChoice ™)
	2009	13		13.17	171	0.00%	1.00%	31.71%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)
	2009	2		19.66	31	8.29%	1.00%	28.91%
	2008	2		15.25	30	11.20%	1.00%	(15.83)%
	2007	13		18.12	241	7.71%	1.00%	5.46%
	2006	13		17.18	230	9.74%	1.00%	9.70%
	2005	13		15.66	210	10.63%	1.00%	11.16%
Van Kampen UIF Emerging Markets Debt (GrandMaster flex3 ™)
	2009	—	*	19.59	9	7.96%	1.55%	28.19%
	2008	2		15.28	36	8.87%	1.55%	(16.30)%
	2007	3		18.25	58	7.85%	1.55%	4.87%
	2006	5		17.41	84	9.28%	1.55%	9.10%
	2005	5		15.96	79	9.87%	1.55%	10.49%
Van Kampen UIF Emerging Markets Debt (IQ3 ™)
	2009	1		19.04	13	7.88%	1.45%	28.32%
	2008	1		14.84	14	10.44%	1.45%	(16.21)%
	2007	2		17.71	42	8.49%	1.45%	4.98%
	2006	6		16.87	105	8.36%	1.45%	9.21%
	2005	2		15.45	38	9.96%	1.45%	10.64%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2009	3		17.08	44	3.37%	1.00%	27.07%
	2008	3		13.44	44	10.18%	1.00%	(38.52)%
	2007	11		21.86	236	2.82%	1.00%	(17.90)%
	2006	40		26.63	1,078	1.44%	1.00%	36.67%
	2005	18		19.48	344	1.49%	1.00%	15.89%
Van Kampen UIF U.S. Real Estate (GrandMaster flex3 ™)
	2009	9		16.30	141	3.23%	1.55%	26.36%
	2008	11		12.90	138	8.82%	1.55%	(38.86)%
	2007	19		21.10	403	2.20%	1.55%	(18.36)%
	2006	39		25.85	1,019	1.39%	1.55%	35.92%
	2005	29		19.02	554	1.43%	1.55%	15.25%
Van Kampen UIF U.S. Real Estate (IQ3 ™)
	2009	5		16.41	77	3.24%	1.45%	26.49%
	2008	5		12.98	61	10.24%	1.45%	(38.80)%
	2007	8		21.20	165	2.11%	1.45%	(18.28)%
	2006	10		25.95	263	1.36%	1.45%	36.05%
	2005	8		19.07	161	1.64%	1.45%	15.38%
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)
	2009	1		7.25	7	3.29%	1.15%	26.88%
	2008	1		5.71	6	7.72%	1.15%	(38.61)%
	2007	7		9.30	65	3.99%	1.15%	(18.03)%
	2006	11		11.35	120	0.00%	1.15%	13.50%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2:
Franklin Foreign Securities (IQ Annuity ™)
	2009	17	$17.36	$301	3.82%	1.45%	35.06%
	2008	23	12.86	295	3.28%	1.45%	(41.25)%
	2007	24	21.88	529	2.14%	1.45%	13.78%
	2006	19	19.23	358	1.41%	1.45%	19.69%
	2005	26	16.07	411	1.07%	1.45%	8.58%
Franklin Growth and Income Securities (Advantedge ™)
	2009	5	8.33	43	4.78%	1.60%	24.53%
	2008	3	6.69	23	4.38%	1.60%	(33.11)%
Franklin Growth and Income Securities (AnnuiChoice ™)
	2009	39	11.86	457	4.72%	1.00%	25.29%
	2008	46	9.46	438	3.88%	1.00%	(35.79)%
	2007	56	14.74	828	3.92%	1.00%	(4.67)%
	2006	7	15.46	114	2.39%	1.00%	15.59%
	2005	10	13.38	128	2.43%	1.00%	2.49%
Franklin Growth and Income Securities (AnnuiChoice II ™)
	2009	7	8.28	56	5.08%	1.15%	25.10%
	2008	4	6.62	26	3.86%	1.15%	(35.89)%
	2007	4	10.33	38	3.85%	1.15%	(4.82)%
Franklin Growth and Income Securities (GrandMaster flex3 ™)
	2009	25	11.40	285	4.85%	1.55%	24.59%
	2008	29	9.15	264	4.09%	1.55%	(36.15)%
	2007	38	14.34	538	3.58%	1.55%	(5.21)%
	2006	13	15.12	194	2.42%	1.55%	14.95%
	2005	10	13.16	133	2.43%	1.55%	1.90%
Franklin Growth and Income Securities (Grandmaster ™)
	2009	61	11.57	705	4.31%	1.35%	24.85%
	2008	81	9.26	750	3.76%	1.35%	(36.02)%
	2007	114	14.48	1,645	3.82%	1.35%	(5.01)%
	2006	25	15.24	388	2.62%	1.35%	15.18%
	2005	32	13.24	421	3.04%	1.35%	2.12%
Franklin Growth and Income Securities (IQ Annuity ™)
	2009	76	11.48	869	4.80%	1.45%	24.72%
	2008	88	9.21	814	3.78%	1.45%	(36.09)%
	2007	113	14.41	1,622	3.74%	1.45%	(5.11)%
	2006	30	15.18	460	2.64%	1.45%	15.07%
	2005	34	13.20	446	2.54%	1.45%	2.05%
Franklin Growth and Income Securities (Pinnacle Plus ™)
	2009	83	10.84	899	4.81%	1.67%	24.44%
	2008	96	8.71	837	3.85%	1.67%	(36.23)%
	2007	147	13.66	2,002	3.81%	1.67%	(5.32)%
	2006	35	14.43	508	2.64%	1.67%	14.81%
	2005	33	12.57	411	2.62%	1.67%	1.83%
Franklin Income Securities (Advantedge ™)
	2009	11	9.62	102	6.73%	1.60%	33.43%
	2008	4	7.21	27	9.40%	1.60%	(27.92)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Income Securities (AnnuiChoice ™)
	2009	28	$16.14	$453	8.03%	1.00%	34.24%
	2008	31	12.02	376	6.41%	1.00%	(30.36)%
	2007	34	17.27	595	3.76%	1.00%	2.71%
	2006	32	16.81	532	3.76%	1.00%	17.06%
	2005	36	14.36	515	3.72%	1.00%	0.63%
Franklin Income Securities (AnnuiChoice II ™)
	2009	21	10.17	218	7.68%	1.15%	34.04%
	2008	17	7.59	130	7.77%	1.15%	(30.47)%
	2007	12	10.91	133	3.61%	1.15%	2.56%
Franklin Income Securities (GrandMaster flex3 ™)
	2009	141	15.52	2,183	7.87%	1.55%	33.50%
	2008	174	11.63	2,021	6.10%	1.55%	(30.75)%
	2007	198	16.79	3,321	3.52%	1.55%	2.14%
	2006	159	16.44	2,608	3.61%	1.55%	16.41%
	2005	122	14.12	1,726	3.84%	1.55%	0.02%
Franklin Income Securities (Grandmaster ™)
	2009	111	15.75	1,744	7.23%	1.35%	33.77%
	2008	163	11.77	1,917	6.28%	1.35%	(30.61)%
	2007	204	16.96	3,455	3.84%	1.35%	2.35%
	2006	163	16.57	2,699	4.02%	1.35%	16.65%
	2005	98	14.21	1,391	3.65%	1.35%	0.27%
Franklin Income Securities (IQ Annuity ™)
	2009	77	15.63	1,207	8.12%	1.45%	33.63%
	2008	92	11.70	1,073	6.46%	1.45%	(30.68)%
	2007	130	16.88	2,194	3.37%	1.45%	2.25%
	2006	99	16.51	1,640	3.24%	1.45%	16.53%
	2005	75	14.17	1,066	3.40%	1.45%	0.11%
Franklin Income Securities (Pinnacle Plus ™)
	2009	122	13.69	1,670	7.91%	1.67%	33.33%
	2008	151	10.27	1,555	6.28%	1.67%	(30.83)%
	2007	185	14.84	2,743	3.61%	1.67%	2.02%
	2006	144	14.55	2,094	3.74%	1.67%	16.27%
	2005	132	12.51	1,653	3.79%	1.67%	(0.05)%
Franklin Large Cap Growth Securities (Advantedge ™)
	2009	7	8.86	63	0.70%	1.60%	27.66%
	2008	1	6.94	10	0.00%	1.60%	(30.56)%
Franklin Large Cap Growth Securities (AnnuiChoice ™)
	2009	7	12.33	87	1.15%	1.00%	28.44%
	2008	4	9.60	35	3.42%	1.00%	(35.18)%
	2007	4	14.82	61	0.63%	1.00%	5.16%
	2006	4	14.09	59	0.61%	1.00%	9.79%
	2005	12	12.83	149	0.68%	1.00%	0.01%
Franklin Large Cap Growth Securities (GrandMaster flex3 ™)
	2009	6	11.86	67	1.33%	1.55%	27.72%
	2008	9	9.29	88	3.93%	1.55%	(35.55)%
	2007	20	14.41	290	0.71%	1.55%	4.58%
	2006	20	13.78	278	0.71%	1.55%	9.18%
	2005	30	12.62	383	0.60%	1.55%	(0.47)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Large Cap Growth Securities (Grandmaster ™)
	2009	5		$12.03	$59	1.36%	1.35%	27.98%
	2008	5		9.40	52	3.64%	1.35%	(35.42)%
	2007	19		14.56	277	0.72%	1.35%	4.79%
	2006	11		13.89	153	0.77%	1.35%	9.40%
	2005	12		12.70	148	0.63%	1.35%	(0.34)%
Franklin Large Cap Growth Securities (IQ Annuity ™)
	2009	19		11.95	226	1.34%	1.45%	27.85%
	2008	22		9.34	202	3.57%	1.45%	(35.48)%
	2007	29		14.48	426	0.68%	1.45%	4.68%
	2006	22		13.84	300	0.87%	1.45%	9.29%
	2005	25		12.66	318	0.54%	1.45%	(0.40)%
Franklin Large Cap Growth Securities (Pinnacle Plus ™)
	2009	21		10.74	228	1.34%	1.67%	27.57%
	2008	21		8.42	178	3.55%	1.67%	(35.63)%
	2007	35		13.08	458	0.65%	1.67%	4.45%
	2006	27		12.52	336	0.78%	1.67%	9.05%
	2005	27		11.48	305	0.52%	1.67%	(0.58)%
Franklin Large Cap Growth Securities (AnnuiChoice II ™)
	2009	10		9.43	90	1.35%	1.15%	28.24%
	2008	9		7.35	68	3.52%	1.15%	(35.28)%
	2007	9		11.36	99	0.94%	1.15%	5.00%
	2006	—	*	10.82	8	0.00%	1.15%	8.16%
Franklin Mutual Shares Securities (AnnuiChoice ™)
	2009	30		13.89	423	1.94%	1.00%	24.79%
	2008	42		11.13	468	4.07%	1.00%	(37.74)%
	2007	64		17.88	1,142	1.91%	1.00%	2.44%
	2006	49		17.45	853	1.97%	1.00%	17.20%
	2005	28		14.89	413	0.99%	1.00%	9.48%
Franklin Mutual Shares Securities (Advantedge ™)
	2009	58		8.24	475	2.27%	1.60%	24.03%
	2008	17		6.64	111	7.31%	1.60%	(33.60)%
Franklin Mutual Shares Securities (AnnuiChoice II ™)
	2009	14		8.56	119	1.99%	1.15%	24.60%
	2008	13		6.87	87	3.77%	1.15%	(37.83)%
	2007	23		11.05	257	1.75%	1.15%	2.28%
Franklin Mutual Shares Securities (GrandMaster flex3 ™)
	2009	91		13.36	1,216	1.86%	1.55%	24.10%
	2008	113		10.76	1,212	3.93%	1.55%	(38.09)%
	2007	123		17.39	2,146	2.01%	1.55%	1.87%
	2006	86		17.07	1,460	1.99%	1.55%	16.55%
	2005	65		14.64	946	0.95%	1.55%	8.88%
Franklin Mutual Shares Securities (IQ Annuity ™)
	2009	25		13.45	336	2.04%	1.45%	24.22%
	2008	25		10.83	266	3.18%	1.45%	(38.02)%
	2007	52		17.47	904	1.94%	1.45%	1.97%
	2006	36		17.14	618	1.74%	1.45%	16.67%
	2005	20		14.69	295	0.92%	1.45%	8.96%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Franklin Mutual Shares Securities (Pinnacle Plus ™)
	2009	94		$12.19	$1,145	1.92%	1.67%	23.95%
	2008	104		9.83	1,019	3.81%	1.67%	(38.16)%
	2007	128		15.90	2,031	2.17%	1.67%	1.74%
	2006	93		15.63	1,447	2.20%	1.67%	16.41%
	2005	65		13.42	868	0.95%	1.67%	8.70%
Franklin Mutual Shares Securities Standard (IQ Advisor ™)
	2009	1		11.55	11	1.95%	0.60%	25.29%
	2008	1		9.22	8	3.89%	0.60%	(37.49)%
	2007	1		14.75	13	2.05%	0.60%	2.86%
	2006	—	*	14.34	13	2.08%	0.60%	17.67%
	2005	—	*	12.18	11	0.00%	0.60%	9.86%
Franklin Mutual Shares Securities(Grandmaster ™)
	2009	118		13.55	1,598	1.85%	1.35%	24.35%
	2008	151		10.90	1,649	3.92%	1.35%	(37.96)%
	2007	180		17.56	3,166	1.72%	1.35%	2.08%
	2006	76		17.21	1,306	2.13%	1.35%	16.79%
	2005	73		14.73	1,072	0.89%	1.35%	9.05%
Franklin Small Cap Value Securities (Advantedge ™)
	2009	10		8.75	89	1.27%	1.60%	27.09%
Franklin Small Cap Value Securities (AnnuiChoice II ™)
	2009	—	*	7.52	1	0.00%	1.15%	27.67%
Franklin Small Cap Value Securities (AnnuiChoice ™)
	2009	17		7.55	126	1.78%	1.00%	27.87%
	2008	12		5.90	70	1.82%	1.00%	(33.69)%
	2007	—	*	8.90	1	0.00%	1.00%	(10.96)%
Franklin Small Cap Value Securities (Grandmaster ™)
	2009	118		7.48	882	1.60%	1.35%	27.41%
	2008	127		5.87	747	2.04%	1.35%	(33.92)%
Franklin Small Cap Value Securities (GrandmasterFlex3 ™)
	2009	8		7.44	60	1.63%	1.55%	27.16%
	2008	7		5.85	44	1.43%	1.55%	(34.06)%
	2007	6		8.87	55	1.45%	1.55%	(11.30)%
Franklin Small Cap Value Securities (IQ3 ™)
	2009	6		7.46	42	1.61%	1.45%	27.28%
	2008	1		5.86	7	1.83%	1.45%	(33.99)%
	2007	1		8.88	10	1.18%	1.45%	(11.24)%
Franklin Small Cap Value Securities (Pinnacle Plus ™)
	2009	35		7.41	260	1.45%	1.67%	27.00%
	2008	63		5.84	365	1.94%	1.67%	(34.14)%
	2007	2		8.86	14	0.00%	1.67%	(11.37)%
Templeton Foreign Securities Fund (Advantedge ™)
	2009	9		8.76	78	2.71%	1.60%	34.85%
	2008	5		6.49	33	0.00%	1.60%	(35.07)%
Templeton Foreign Securities Fund (GrandMaster flex3 ™)
	2009	24		17.24	406	3.48%	1.55%	34.92%
	2008	30		12.78	388	3.32%	1.55%	(41.31)%
	2007	34		21.77	749	2.03%	1.55%	13.66%
	2006	27		19.16	525	1.19%	1.55%	19.57%
	2005	39		16.02	620	1.09%	1.55%	8.47%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Foreign Securities Fund (Grandmaster ™)
	2009	25		$17.49	$430	2.25%	1.35%	35.19%
	2008	13		12.94	166	3.54%	1.35%	(41.19)%
	2007	13		21.99	292	1.69%	1.35%	13.89%
	2006	13		19.31	247	0.89%	1.35%	19.81%
	2005	20		16.12	323	1.53%	1.35%	8.68%
Templeton Foreign Securities Fund (Pinnacle Plus ™)
	2009	60		15.90	958	2.88%	1.67%	34.76%
	2008	42		11.80	490	3.29%	1.67%	(41.38)%
	2007	51		20.12	1,032	2.08%	1.67%	13.52%
	2006	33		17.73	585	1.23%	1.67%	19.42%
	2005	24		14.84	351	1.12%	1.67%	8.35%
Templeton Foreign Securities Fund (AnnuiChoice II ™)
	2009	8		17.93	145	3.05%	1.00%	35.67%
	2008	10		13.21	132	2.81%	1.00%	(40.98)%
	2007	6		22.38	134	1.93%	1.00%	14.30%
	2006	4		19.58	87	1.11%	1.00%	20.24%
	2005	9		16.29	154	0.93%	1.00%	9.10%
Templeton Foreign Securities Fund (AnnuiChoice II ™)
	2009	8		9.99	80	2.26%	1.15%	35.47%
	2008	3		7.37	22	3.82%	1.15%	(41.07)%
	2007	2		12.51	21	1.58%	1.15%	14.12%
	2006	—	*	10.96	2	0.00%	1.15%	9.64%
Templeton Growth Securities (Advantedge ™)
	2009	6		8.15	51	2.90%	1.60%	29.01%
	2008	4		6.31	27	3.29%	1.60%	(36.86)%
Templeton Growth Securities (AnnuiChoice ™)
	2009	2		14.08	31	3.39%	1.00%	29.79%
	2008	5		10.85	55	2.12%	1.00%	(42.90)%
	2007	6		19.00	119	1.92%	1.00%	1.32%
	2006	4		18.75	80	1.12%	1.00%	20.59%
	2005	9		15.55	139	1.01%	1.00%	7.74%
Templeton Growth Securities (AnnuiChoice II ™)
	2009	3		8.24	29	2.93%	1.15%	29.60%
	2008	4		6.36	26	2.04%	1.15%	(42.99)%
	2007	3		11.15	39	1.56%	1.15%	1.16%
Templeton Growth Securities (GrandMaster flex3 ™)
	2009	66		13.54	899	3.14%	1.55%	29.07%
	2008	77		10.49	803	2.11%	1.55%	(43.22)%
	2007	84		18.48	1,560	1.61%	1.55%	0.75%
	2006	57		18.34	1,048	1.21%	1.55%	19.93%
	2005	43		15.29	660	1.07%	1.55%	7.16%
Templeton Growth Securities (Grandmaster ™)
	2009	23		13.73	322	3.09%	1.35%	29.33%
	2008	23		10.62	246	2.12%	1.35%	(43.10)%
	2007	22		18.66	415	1.79%	1.35%	0.96%
	2006	63		18.49	1,165	1.58%	1.35%	20.17%
	2005	24		15.38	364	1.11%	1.35%	7.43%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Templeton Growth Securities (IQ Annuity ™)
	2009	58		$13.64	$785	3.14%	1.45%	29.20%
	2008	63		10.55	665	1.53%	1.45%	(43.16)%
	2007	48		18.57	885	1.44%	1.45%	0.86%
	2006	86		18.41	1,584	0.85%	1.45%	20.05%
	2005	23		15.34	354	1.08%	1.45%	7.26%
Templeton Growth Securities (Pinnacle Plus ™)
	2009	65		12.42	808	2.64%	1.67%	28.92%
	2008	43		9.64	413	2.08%	1.67%	(43.29)%
	2007	62		16.99	1,056	1.65%	1.67%	0.63%
	2006	62		16.88	1,048	1.21%	1.67%	19.78%
	2005	42		14.10	599	1.25%	1.67%	7.03%
Templeton Growth Securities Standard (IQ Advisor ™)
	2009	—	*	11.24	5	3.15%	0.60%	30.32%
	2008	—	*	8.62	4	2.06%	0.60%	(42.67)%
	2007	—	*	15.04	7	1.65%	0.60%	1.73%
	2006	—	*	14.78	7	1.32%	0.60%	21.08%
	2005	—	*	12.21	6	0.00%	0.60%	8.25%
Van Kampen LIT Comstock (AnnuiChoice ™)
	2009	2		13.34	25	4.80%	1.00%	27.12%
	2008	8		10.49	88	2.71%	1.00%	(36.45)%
	2007	7		16.51	111	1.67%	1.00%	(3.31)%
	2006	7		17.07	115	3.20%	1.00%	14.89%
	2005	17		14.86	246	1.12%	1.00%	3.05%
Van Kampen LIT Comstock (GrandMaster flex3 ™)
	2009	11		12.83	142	4.10%	1.55%	26.42%
	2008	17		10.15	175	2.85%	1.55%	(36.80)%
	2007	17		16.06	276	1.73%	1.55%	(3.85)%
	2006	19		16.70	319	2.55%	1.55%	14.25%
	2005	20		14.62	289	0.82%	1.55%	2.50%
Van Kampen LIT Comstock (Grandmaster ™)
	2009	6		13.01	72	4.34%	1.35%	26.68%
	2008	6		10.27	65	2.69%	1.35%	(36.67)%
	2007	7		16.22	112	1.76%	1.35%	(3.65)%
	2006	11		16.83	184	3.63%	1.35%	14.48%
	2005	25		14.70	361	1.49%	1.35%	2.68%
Van Kampen LIT Comstock (IQ Annuity ™)
	2009	2		12.92	22	4.23%	1.45%	26.55%
	2008	5		10.21	47	3.32%	1.45%	(36.74)%
	2007	9		16.14	138	1.61%	1.45%	(3.75)%
	2006	9		16.77	146	2.92%	1.45%	14.37%
	2005	13		14.66	186	0.11%	1.45%	2.59%
Van Kampen LIT Comstock (Pinnacle Plus ™)
	2009	14		11.65	162	4.22%	1.67%	26.26%
	2008	18		9.23	166	3.08%	1.67%	(36.88)%
	2007	21		14.62	314	1.64%	1.67%	(3.97)%
	2006	22		15.22	342	2.46%	1.67%	14.11%
	2005	21		13.34	286	0.92%	1.67%	2.39%
Van Kampen LIT Comstock (AnnuiChoice II ™)
	2009	1		8.41	9	2.89%	1.15%	26.93%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen LIT Capital Growth (GrandMaster flex3 ™)
	2009	—	*	$12.62	$4		0.00%	1.55%	63.08%
	2008	1		7.74	6		0.19%	1.55%	(49.91)%
	2007	1		15.45	11		0.00%	1.55%	14.83%
	2006	2		13.45	23		0.00%	1.55%	1.04%
	2005	1		13.31	14		0.01%	1.55%	6.01%
Van Kampen LIT Capital Growth (AnnuiChoice ™)
	2009	—	*	13.12	5		0.00%	1.00%	63.99%
	2008	—	*	8.00	—	*	0.23%	1.00%	(49.63)%
	2007	1		15.88	9		0.00%	1.00%	15.47%
Van Kampen LIT Capital Growth (Grandmaster ™)
	2009	13		12.80	169		0.00%	1.35%	63.41%
	2008	—	*	7.83	—	*	0.29%	1.35%	(49.80)%
	2007	—	*	15.60	—	*	0.00%	1.35%	15.06%
	2006	—	*	13.56	6		0.00%	1.35%	1.24%
	2005	—	*	13.40	6		0.01%	1.35%	6.23%
Van Kampen LIT Capital Growth (Pinnacle Plus ™)
	2009	47		11.10	517		0.00%	1.67%	62.88%
	2008	11		6.81	75		0.18%	1.67%	(49.97)%
	2007	23		13.62	310		0.00%	1.67%	14.69%
	2006	7		11.87	87		0.00%	1.67%	0.92%
	2005	7		11.77	77		0.01%	1.67%	5.80%
Van Kampen LIT Capital Growth (Advantedge ™)
	2009	1		9.12	10		0.00%	1.60%	63.00%
Van Kampen LIT Capital Growth (AnnuiChoice II ™)
	2009	—	*	10.24	5		0.00%	1.15%	63.74%
Van Kampen UIF Emerging Markets Debt (Advantedge ™)
	2009	6		10.75	62		5.92%	1.60%	28.03%
	2008	3		8.40	24		15.29%	1.60%	(16.05)%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice ™)
	2009	11		11.06	116		4.67%	1.00%	28.81%
	2008	2		8.58	18		16.76%	1.00%	(15.83)%
	2007	1		10.20	10		0.00%	1.00%	2.00%
Van Kampen UIF Emerging Markets Debt (AnnuiChoice II ™)
	2009	4		11.01	39		4.85%	1.15%	28.62%
	2008	1		8.56	8		16.91%	1.15%	(15.96)%
Van Kampen UIF Emerging Markets Debt (Grandmaster ™)
	2009	1		18.44	26		7.52%	1.35%	28.36%
	2008	1		14.37	18		9.41%	1.35%	(16.13)%
	2007	1		17.13	23		7.86%	1.35%	4.95%
	2006	5		16.32	77		10.33%	1.35%	9.31%
	2005	6		14.93	97		7.27%	1.35%	10.62%
Van Kampen UIF Emerging Markets Debt (GrandmasterFlex3 ™)
	2009	9		10.89	99		7.50%	1.55%	28.10%
	2008	11		8.50	95		8.61%	1.55%	(16.30)%
	2007	20		10.16	199		1.40%	1.55%	1.61%
Van Kampen UIF Emerging Markets Debt (IQ3 ™)
	2009	6		18.31	103		7.89%	1.45%	28.23%
	2008	9		14.28	125		8.94%	1.45%	(16.22)%
	2007	13		17.05	230		0.00%	1.45%	4.84%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF Emerging Markets Debt (Pinnacle Plus ™)
	2009	17	$15.92	$277	8.43%	1.67%	27.94%
	2008	18	12.44	218	9.17%	1.67%	(16.40)%
	2007	22	14.88	326	7.75%	1.67%	4.61%
	2006	22	14.23	314	10.06%	1.67%	8.96%
	2005	22	13.06	290	8.71%	1.67%	10.29%
Van Kampen UIF Emerging Markets Equity (Advantedge ™)
	2009	23	7.80	180	0.00%	1.60%	67.40%
	2008	10	4.66	47	7.51%	1.60%	(53.42)%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice ™)
	2009	18	31.71	567	0.00%	1.00%	68.42%
	2008	10	18.83	181	7.62%	1.00%	(57.18)%
	2007	22	43.96	966	0.88%	1.00%	39.05%
	2006	19	31.62	590	0.27%	1.00%	35.80%
	2005	5	23.28	118	0.33%	1.00%	32.44%
Van Kampen UIF Emerging Markets Equity (GrandMaster flex3 ™)
	2009	26	30.50	782	0.00%	1.55%	67.48%
	2008	28	18.21	502	7.56%	1.55%	(57.42)%
	2007	34	42.76	1,433	0.72%	1.55%	38.27%
	2006	16	30.93	507	0.80%	1.55%	35.05%
	2005	14	22.90	320	0.24%	1.55%	31.68%
Van Kampen UIF Emerging Markets Equity (Grandmaster ™)
	2009	38	30.93	1,176	0.00%	1.35%	67.82%
	2008	31	18.43	570	9.30%	1.35%	(57.33)%
	2007	18	43.20	760	0.65%	1.35%	38.56%
	2006	15	31.18	465	0.74%	1.35%	35.32%
	2005	14	23.04	332	0.27%	1.35%	31.95%
Van Kampen UIF Emerging Markets Equity (IQ Annuity ™)
	2009	12	30.72	381	0.00%	1.45%	67.65%
	2008	13	18.32	234	6.83%	1.45%	(57.37)%
	2007	10	42.98	439	0.66%	1.45%	38.41%
	2006	4	31.05	113	1.22%	1.45%	35.19%
	2005	1	22.97	30	0.04%	1.45%	31.85%
Van Kampen UIF Emerging Markets Equity (Pinnacle Plus ™)
	2009	55	26.56	1,460	0.00%	1.67%	67.28%
	2008	31	15.88	485	7.88%	1.67%	(57.47)%
	2007	35	37.33	1,308	0.82%	1.67%	38.10%
	2006	24	27.03	657	0.72%	1.67%	34.89%
	2005	19	20.04	379	0.23%	1.67%	31.50%
Van Kampen UIF Emerging Markets Equity (AnnuiChoice II ™)
	2009	8	11.97	90	0.00%	1.15%	68.16%
	2008	5	7.12	36	8.01%	1.15%	(57.24)%
	2007	20	16.65	329	0.78%	1.15%	38.84%
	2006	6	11.99	72	0.00%	1.15%	19.89%
Van Kampen UIF U.S. Mid Cap (Advantedge ™)
	2009	18	8.34	150	0.62%	1.60%	36.94%
	2008	2	6.09	10	0.00%	1.60%	(39.11)%
Van Kampen UIF U.S. Mid Cap (Grandmaster ™)
	2009	9	8.37	74	2.45%	1.35%	37.28%
	2008	1	6.10	5	73.72%	1.35%	(39.01)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

						Investment
		Units		Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)		Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class 2 (continued):
Van Kampen UIF U.S. Mid Cap (Pinnacle Plus ™)
	2009	2		$8.33	$20	0.00%	1.67%	36.84%
	2008	16		6.09	97	11.02%	1.67%	(39.14)%
Van Kampen UIF U.S. Mid Cap (IQ Annuity ™)
	2009	—	*	8.36	1	0.00%	1.45%	37.14%
Van Kampen UIF U.S. Mid Cap (AnnuiChoice II ™)
	2009	2		8.40	17	0.23%	1.15%	37.56%
Van Kampen UIF U.S. Mid Cap (AnnuiChoice ™)
	2009	1		8.42	5	0.00%	1.00%	37.77%
Van Kampen UIF U.S. Real Estate (Advantedge ™)
	2009	4		7.77	34	2.37%	1.60%	26.44%
Van Kampen UIF U.S. Real Estate (AnnuiChoice ™)
	2009	2		6.02	14	0.63%	1.00%	27.21%
	2008	26		4.73	122	8.13%	1.00%	(38.68)%
	2007	1		7.72	6	5.60%	1.00%	(22.80)%
Van Kampen UIF U.S. Real Estate (AnnuiChoice II ™)
	2009	7		6.00	43	2.85%	1.15%	27.02%
	2008	7		4.72	31	9.81%	1.15%	(38.77)%
	2007	9		7.71	70	2.22%	1.15%	(22.88)%
Van Kampen UIF U.S. Real Estate (Grandmaster ™)
	2009	13		17.78	237	2.16%	1.35%	26.76%
	2008	25		14.02	344	10.97%	1.35%	(38.90)%
	2007	15		22.95	339	2.01%	1.35%	(18.40)%
	2006	24		28.12	661	1.27%	1.35%	35.82%
	2005	26		20.71	534	1.47%	1.35%	15.16%
Van Kampen UIF U.S. Real Estate (GrandmasterFlex3 ™)
	2009	12		5.93	72	3.07%	1.55%	26.50%
	2008	13		4.69	59	8.90%	1.55%	(39.02)%
	2007	12		7.69	93	2.52%	1.55%	(23.09)%
Van Kampen UIF U.S. Real Estate (IQ3 ™)
	2009	7		17.65	121	2.54%	1.45%	26.63%
	2008	7		13.94	99	7.19%	1.45%	(38.96)%
	2007	5		22.83	116	1.01%	1.45%	(18.48)%
Van Kampen UIF U.S. Real Estate (Pinnacle Plus ™)
	2009	40		14.99	601	2.72%	1.67%	26.35%
	2008	55		11.86	655	9.08%	1.67%	(39.09)%
	2007	44		19.48	856	1.93%	1.67%	(18.66)%
	2006	45		23.95	1,075	1.27%	1.67%	35.38%
	2005	44		17.69	775	1.40%	1.67%	14.79%
Non-Affiliated Class B:
Columbia VIT Mid Cap (Grandmaster ™)
	2009	3		12.95	37	0.00%	1.35%	29.55%
Columbia VIT Mid Cap (Pinnacle Plus ™)
	2009	—	*	12.93	2	0.00%	1.67%	29.27%
Columbia VIT Small Cap (Grandmaster ™)
	2009	2		12.52	28	0.00%	1.35%	25.18%
Columbia VIT Small Cap (Advantedge ™)
	2009	1		12.50	13	0.00%	1.60%	24.97%
Columbia VIT Small Cap (Pinnacle Plus ™)
	2009	—	*	12.49	2	0.00%	1.67%	24.91%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

					Investment
		Units	Unit	Net Assets	Income	Expense	Total
Division	Year	(000s)	Value	(000s)	Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Class B (continued):
DWS Small Cap Index VIP (AnnuiChoice ™)
	2009	8	$12.17	$102	1.67%	1.00%	25.01%
	2008	10	9.74	98	2.57%	1.00%	(34.99)%
	2007	9	14.98	138	1.02%	1.00%	(3.14)%
	2006	8	15.46	131	0.60%	1.00%	16.02%
	2005	13	13.33	170	0.52%	1.00%	2.99%
DWS Small Cap Index VIP (AnnuiChoice II ™)
	2009	2	8.54	19	1.67%	1.15%	24.82%
	2008	2	6.84	15	2.01%	1.15%	(35.08)%
	2007	1	10.54	12	1.03%	1.15%	(3.29)%
DWS Small Cap Index VIP (GrandMaster flex3 ™)
	2009	7	12.58	93	1.70%	1.55%	24.31%
	2008	11	10.12	115	2.63%	1.55%	(35.35)%
	2007	12	15.65	191	1.00%	1.55%	(3.68)%
	2006	18	16.24	287	0.54%	1.55%	15.38%
	2005	16	14.08	221	0.71%	1.55%	2.39%
DWS Small Cap Index VIP (Grandmaster ™)
	2009	2	10.69	18	1.35%	1.35%	24.57%
	2008	2	8.58	16	1.95%	1.35%	(35.22)%
	2007	1	13.25	17	0.43%	1.35%	(3.49)%
	2006	2	13.73	25	0.09%	1.35%	15.61%
	2005	33	11.87	387	0.18%	1.35%	2.61%
DWS Small Cap Index VIP (IQ3 ™)
	2009	7	11.66	77	1.55%	1.45%	24.44%
	2008	7	9.37	62	2.61%	1.45%	(35.28)%
	2007	7	14.48	103	0.98%	1.45%	(3.59)%
	2006	9	15.01	133	0.45%	1.45%	15.50%
	2005	10	13.00	133	0.77%	1.45%	2.52%
DWS Small Cap Index VIP (Pinnacle Plus ™)
	2009	24	12.13	294	1.68%	1.67%	24.16%
	2008	29	9.77	281	2.65%	1.67%	(35.43)%
	2007	35	15.13	534	1.05%	1.67%	(3.80)%
	2006	34	15.73	527	0.60%	1.67%	15.24%
DWS Small Cap Index VIP (Advantedge ™)
	2009	1	8.87	6	1.42%	1.60%	24.25%
Non-Affiliated Advisor Class:
Pimco VIT All Asset (AnnuiChoice ™)
	2009	7	9.92	65	6.91%	1.00%	20.21%
	2008	6	8.25	53	8.05%	1.00%	(17.50)%
Pimco VIT All Asset (AnnuiChoice II ™)
	2009	17	9.98	171	6.94%	1.15%	20.03%
	2008	16	8.31	136	8.55%	1.15%	(16.88)%
Pimco VIT All Asset (IQ Annuity ™)
	2009	8	9.84	78	7.22%	1.45%	19.67%
	2008	3	8.22	26	11.80%	1.45%	(17.75)%
Pimco VIT All Asset (Pinnacle Plus ™)
	2009	9	9.81	84	7.49%	1.67%	19.40%
	2008	21	8.21	174	8.86%	1.67%	(17.88)%
Pimco VIT Commodity Real Return Strategy (Advantedge ™)
	2009	18	6.67	123	14.01%	1.60%	39.35%
	2008	9	4.79	45	8.34%	1.60%	(52.12)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Advisor Class (continued):
Pimco VIT All Asset (Grandmaster ™)
	2009	—	*	$9.86	$3		48.81%	1.35%	19.79%
Pimco VIT All Asset (GrandMaster flex3 ™)
	2009	—	*	9.83	5		79.78%	1.55%	19.55%
Pimco VIT All Asset (Advantedge ™)
	2009	17		9.89	170		27.73%	1.60%	19.49%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice ™)
	2009	4		6.69	28		12.30%	1.00%	40.20%
	2008	2		4.77	10		7.53%	1.00%	(52.26)%
Pimco VIT Commodity Real Return Strategy (AnnuiChoice II ™)
	2009	11		6.73	75		16.16%	1.15%	39.99%
	2008	5		4.81	22		11.42%	1.15%	(51.93)%
Pimco VIT Commodity Real Return Strategy (Grandmaster ™)
	2009	49		6.65	326		13.59%	1.35%	39.71%
	2008	9		4.76	42		11.04%	1.35%	(52.37)%
Pimco VIT Commodity Real Return Strategy (GrandMaster flex3 ™)
	2009	8		6.63	52		15.23%	1.55%	39.42%
	2008	2		4.76	10		9.08%	1.55%	(52.44)%
Pimco VIT Commodity Real Return Strategy (IQ Annuity ™)
	2009	24		6.64	161		12.66%	1.45%	39.56%
	2008	18		4.76	84		12.23%	1.45%	(52.41)%
Pimco VIT Commodity Real Return Strategy (Pinnacle Plus ™)
	2009	19		6.62	125		9.87%	1.67%	39.25%
	2008	17		4.75	82		6.52%	1.67%	(52.48)%
Pimco VIT Low Duration (IQ Annuity ™)
	2009	4		10.81	42		8.33%	1.45%	11.57%
	2008	2		9.69	15		10.23%	1.45%	(3.08)%
Pimco VIT Low Duration (Grandmaster ™)
	2009	1		10.83	8		7.96%	1.35%	11.68%
Pimco VIT Low Duration (GrandMaster flex3 ™)
	2009	9		10.80	101		11.51%	1.55%	11.46%
Pimco VIT Low Duration (Advantedge ™)
	2009	7		10.75	80		7.62%	1.60%	11.40%
Pimco VIT Low Duration (AnnuiChoice II ™)
	2009	—	*	10.84	5		9.99%	1.15%	11.91%
Pimco VIT Low Duration (AnnuiChoice ™)
	2009	29		10.90	313		11.35%	1.00%	12.08%
Pimco VIT Low Duration (Pinnacle Plus ™)
	2009	17		10.77	186		6.49%	1.67%	11.32%
	2008	10		9.68	92		6.82%	1.67%	(3.22)%
Pimco VIT Real Return (AnnuiChoice II ™)
	2009	2		10.44	23		6.91%	1.15%	16.88%
Pimco VIT Real Return (Advantedge ™)
	2009	2		10.35	22		8.06%	1.60%	16.35%
	2008	1		8.89	8		3.47%	1.60%	(11.07)%
Pimco VIT Real Return (AnnuiChoice ™)
	2009	11		10.47	119		18.00%	1.00%	17.06%
	2008	—	*	8.94	—	*	3.53%	1.00%	(10.56)%
Pimco VIT Real Return (IQ Annuity ™)
	2009	21		10.39	214		10.53%	1.45%	16.53%
	2008	5		8.92	47		3.78%	1.45%	(10.83)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Advisor Class (continued):
Pimco VIT Real Return (Grandmaster ™)
	2009	6		$10.41	$66		9.07%	1.35%	16.65%
	2008	2		8.92	16		3.47%	1.35%	(10.77)%
Pimco VIT Real Return (Grandmaster flex3 ™)
	2009	8		10.37	82		7.32%	1.55%	16.41%
	2008	—	*	8.91	—	*	3.43%	1.55%	(10.89)%
Pimco VIT Real Return (Pinnacle Plus ™)
	2009	10		10.35	102		6.16%	1.67%	16.27%
	2008	4		8.90	33		3.47%	1.67%	(10.97)%
Pimco VIT Total Return (Advantedge ™)
	2009	156		11.36	1,770		7.42%	1.60%	12.10%
	2008	35		10.13	356		6.16%	1.60%	1.31%
Pimco VIT Total Return (AnnuiChoice ™)
	2009	126		11.32	1,431		6.66%	1.00%	12.79%
	2008	20		10.04	200		6.40%	1.00%	0.36%
Pimco VIT Total Return (AnnuiChoice II ™)
	2009	83		11.45	951		6.79%	1.15%	12.62%
	2008	43		10.17	440		6.09%	1.15%	1.70%
Pimco VIT Total Return (IQ Annuity ™)
	2009	69		11.23	770		7.07%	1.45%	12.27%
	2008	31		10.01	309		7.16%	1.45%	0.05%
Pimco VIT Total Return (Grandmaster ™)
	2009	70		11.25	792		6.91%	1.35%	12.39%
	2008	6		10.01	58		5.63%	1.35%	0.12%
Pimco VIT Total Return (Grandmaster flex3 ™)
	2009	25		11.21	278		6.88%	1.55%	12.16%
	2008	3		10.00	28		8.03%	1.55%	(0.02)%
Pimco VIT Total Return (Pinnacle Plus ™)
	2009	23		11.19	257		6.53%	1.67%	12.02%
	2008	27		9.99	268		6.79%	1.67%	(0.10)%
Non-Affiliated Investor Class:
Rydex VT Multi-Hedge Strategies (Advantedge ™)
	2009	11		7.98	91		1.63%	1.60%	(4.83)%
	2008	3		8.38	23		1.04%	1.60%	(16.15)%
Rydex VT Multi-Hedge Strategies (AnnuiChoice ™)
	2009	20		7.96	156		0.74%	1.00%	(4.25)%
	2008	50		8.31	420		1.19%	1.00%	(16.90)%
Rydex VT Multi-Hedge Strategies (AnnuiChoice II ™)
	2009	25		8.05	202		0.69%	1.15%	(4.40)%
	2008	71		8.42	595		1.16%	1.15%	(15.82)%
Rydex VT Multi-Hedge Strategies (Grandmaster ™)
	2009	7		7.91	52		1.77%	1.35%	(4.59)%
	2008	1		8.29	7		0.99%	1.35%	(17.09)%
Rydex VT Multi-Hedge Strategies (Grandmaster flex3 ™)
	2009	3		7.88	20		1.46%	1.55%	(4.78)%
	2008	1		8.28	4		1.24%	1.55%	(17.21)%
Rydex VT Multi-Hedge Strategies (IQ Annuity ™)
	2009	20		7.90	156		1.48%	1.45%	(4.69)%
	2008	5		8.28	41		1.51%	1.45%	(17.15)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

Separate Account I

of

National Integrity Life Insurance Company

Notes to Financial Statements (continued)

4.  Financial Highlights (continued)

							Investment
		Units		Unit	Net Assets		Income	Expense	Total
Division	Year	(000s)		Value	(000s)		Ratio (1)	Ratio (1)	Return (2)
Non-Affiliated Investor Class (continued):
Rydex VT Multi-Hedge Strategies (Pinnacle Plus ™)
	2009	4		$7.87	$29		1.11%	1.67%	(4.90)%
	2008	2		8.27	20		2.68%	1.67%	(17.28)%
Rydex VT All-Cap Opportunity Fund (Advantedge ™)
	2009	6		8.31	46		0.10%	1.60%	25.26%
	2008	4		6.64	28		0.28%	1.60%	(33.63)%
Rydex VT All-Cap Opportunity Fund (AnnuiChoice ™)
	2009	—	*	8.17	3		0.07%	1.00%	26.02%
	2008	1		6.48	6		0.38%	1.00%	(35.17)%
Rydex VT All-Cap Opportunity Fund (AnnuiChoice II ™)
	2009	3		8.38	27		0.10%	1.15%	25.83%
	2008	3		6.66	20		0.32%	1.15%	(33.37)%
Rydex VT All-Cap Opportunity Fund (IQ Annuity ™)
	2009	—	*	8.11	—	*	0.00%	1.45%	25.45%
	2008	—	*	6.46	—	*	0.28%	1.45%	(35.37)%
Rydex VT All-Cap Opportunity Fund (Grandmaster ™)
	2009	—	*	8.12	2		0.11%	1.35%	25.58%
	2008	—	*	6.47	2		0.39%	1.35%	(35.33)%
Rydex VT All-Cap Opportunity Fund (Pinnacle Plus ™)
	2009	1		8.08	7		0.08%	1.67%	25.17%
	2008	—	*	6.45	3		0.03%	1.67%	(35.47)%
Rydex VT Alternative Strategies Allocation (Advantedge ™)
	2009	2		9.82	24		0.00%	1.60%	(0.76)%
Rydex VT Alternative Strategies Allocation (Pinnacle Plus ™)
	2009	—	*	9.81	1		0.00%	1.67%	(0.83)%
Rydex VT Alternative Strategies Allocation (Annuichoice ™)
	2009	10		9.89	98		0.00%	1.00%	(0.15)%
Rydex VT Alternative Strategies Allocation (AnnuiChoice II ™)
	2009	—	*	9.87	2		0.00%	1.15%	(0.31)%
Rydex VT Managed Futures Strategies (Advantedge ™)
	2009	8		8.98	70		0.00%	1.60%	(5.55)%
	2008	1		9.51	10		0.00%	1.60%	(4.94)%
Rydex VT Managed Futures Strategies (Annuichoice ™)
	2009	40		9.04	365		0.00%	1.00%	(4.97)%
	2008	1		9.51	9		0.00%	1.00%	(4.87)%
Rydex VT Managed Futures Strategies (Pinnacle Plus ™)
	2009	28		8.97	250		0.00%	1.67%	(5.62)%
	2008	6		9.51	57		0.00%	1.67%	(4.95)%
Rydex VT Managed Futures Strategies (Grandmaster ™)
	2009	45		9.00	407		0.00%	1.35%	(5.31)%
Rydex VT Managed Futures Strategies (Grandmaster flex3 ™)
	2009	1		8.98	10		0.00%	1.55%	(5.50)%
Rydex VT Managed Futures Strategies (AnnuiChoice II ™)
	2009	40		9.02	358		0.00%	1.15%	(5.12)%

(1)  Results for periods of less than one year have been annualized.

(2)  Results for periods of less than one year have not been annualized.

* -  Less than 1,000.

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

National Integrity Life Insurance Company

Years Ended December 31, 2009, 2008 and 2007

National Integrity Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2009, 2008 and 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors

National Integrity Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of National Integrity Life Insurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2009.  Our audits also included the statutory-basis financial statement schedules listed in the contents page.  These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.   An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the New York Insurance Department, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of National Integrity Life Insurance Company at December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of National Integrity Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the New York Insurance Department.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in connection with implementing new statutory accounting practices in 2009, the Company changed its methods of accounting for other-than-temporary impairments of investments in loan-backed and structured securities, for deferred income tax assets and for the statutory reserve valuation for variable annuity reserves related to product guarantees. In 2008, the Company changed its method of accounting for the separate account assets and liabilities related to its market value adjusted annuity products.  Further, in 2007, the Company change the valuation bases of its statutory reserves for certain annuity products.

Cincinnati, Ohio	/s/ Ernst & Young LLP
April 23, 2010

1

National Integrity Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2009	2008
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$1,742,675	$1,354,511
Preferred and common stocks	14,136	41,601
Mortgage loans	27,552	3,949
Policy loans	41,033	41,491
Cash, cash equivalents and short-term investments	23,426	64,357
Receivable for securities	2,174	443
Other invested assets	24,794	19,494
Total cash and invested assets	1,875,790	1,525,846

Investment income due and accrued	21,303	16,429
Current federal income taxes recoverable	290	405
Net deferred income tax asset	13,752	8,502
Receivables from parent, subsidiaries and affiliates	5,000	—
Other admitted assets	208	90
Separate account assets	2,516,102	2,486,270
Total admitted assets	$4,432,445	$4,037,542

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$1,648,414	$1,310,036
Liability for deposit-type contracts	80,571	74,050
Policy and contract claims	157	146
Deposits on policies to be issued	4,459	3,296
Total policy and contract liabilities	1,733,601	1,387,528

General expense due and accrued	406	253
Transfer to (from) separate accounts due and accrued, net	(51,599)	(27,551)
Asset valuation reserve	5,901	690
Other liabilities	2,444	5,804
Separate account liabilities	2,516,102	2,486,270
Total liabilities	4,206,855	3,852,994

Capital and surplus:
Common stock, $10 par value, authorized 200 shares, issued and outstanding 200 shares	2,000	2,000
Paid-in surplus	312,228	300,543
Accumulated deficit	(88,638)	(117,995)
Total capital and surplus	225,590	184,548
Total liabilities and capital and surplus	$4,432,445	$4,037,542

See accompanying notes.

2

National Integrity Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2009	2008	2007
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$552,527	$758,792	$510,903
Net investment income	99,757	73,689	55,251
Considerations for supplementary contracts with life contingencies	4,424	4,210	5,685
Amortization of the interest maintenance reserve	(771)	(981)	(933)
Fees from management of separate account	5,245	7,135	8,588
Other revenues	1,140	1,304	1,579
Total premiums and other revenues	662,322	844,149	581,073

Benefits paid or provided:
Death benefits	4,889	3,685	3,921
Annuity benefits	61,877	55,170	55,480
Surrender benefits	371,418	337,068	402,034
Payments on supplementary contracts	2,194	1,888	1,427
Other benefits	3,768	2,934	4,152
Increase (decrease) in policy reserves and other policyholders’ funds	337,669	381,174	84,726
Total benefits paid or provided	781,815	781,919	551,740

Insurance expenses and other deductions:
Commissions	29,276	39,383	26,065
Commissions and expenses on reinsurance assumed	—	383	1,736
General expenses	13,371	13,968	12,623
Net transfers to (from) separate account	(179,310)	55,273	(20,361)
Other deductions	405	(36)	(1,132)
Total insurance expenses and other deductions	(136,258)	108,971	18,931

Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	16,765	(46,741)	10,402
Federal income tax expense (benefit), excluding tax on capital gains	1,561	(12,681)	1,016
Gain (loss) from operations before net realized capital gains (losses)	15,204	(34,060)	9,386
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	(14,074)	(22,696)	(4,271)

Net income (loss)	$1,130	$(56,756)	$5,115

See accompanying notes.

3

National Integrity Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2009, 2008 and 2007

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)

Balance, January 1, 2007	$2,000	$206,371	$(79,297)	$129,074

Net income (loss)	—	—	5,115	5,115
Change in net deferred income tax	—	—	4,365	4,365
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $0)	—	—	—	—
Net change in nonadmitted assets and related items	—	—	(4,787)	(4,787)
Change in reserve on account of change in valuation basis	—	—	9,335	9,335
Change in asset valuation reserve	—	—	4,636	4,636
Change in surplus in separate accounts	—	—	(5,603)	(5,603)
Balance, December 31, 2007	2,000	206,371	(66,236)	142,135

Net income (loss)	—	—	(56,756)	(56,756)
Change in net deferred income tax	—	—	10,036	10,036
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($3,795))	—	—	(7,050)	(7,050)
Net change in nonadmitted assets and related items	—	—	(16,253)	(16,253)
Changes in reserves on account of changes in valuation bases	—	—	10,101	10,101
Change in asset valuation reserve	—	—	16,472	16,472
Change in surplus in separate accounts	—	—	(8,309)	(8,309)
Capital contribution	—	94,172	—	94,172
Balance, December 31, 2008	2,000	300,543	(117,995)	184,548

Net income (loss)	—	—	1,130	1,130
Change in net deferred income tax	—	—	(1,052)	(1,052)
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($1,854))	—	—	3,443	3,443
Net change in nonadmitted assets and related items	—	—	13,520	13,520
Change in asset valuation reserve	—	—	(5,211)	(5,211)
Change in surplus from additional deferred tax asset (SSAP 10R)	—	—	5,239	5,239
Cumulative effects of changes in accounting principle	—	—	10,763	10,763
Change in surplus in separate accounts	—	—	1,525	1,525
Capital contribution	—	11,685	—	11,685
Balance, December 31, 2009	$2,000	$312,228	$(88,638)	$225,590

See accompanying notes.

4

National Integrity Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2009	2008	2007
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$556,951	$781,766	$528,913
Net investment income received	91,402	65,455	53,790
Benefits paid	(443,445)	(458,685)	(476,428)
Net transfers from (to) separate accounts	167,454	(34,199)	57,229
Commissions and expense paid	(43,154)	(53,703)	(39,179)
Federal income taxes recovered (paid)	(1,384)	11,656	(2,391)
Other, net	6,385	8,439	10,167
Net cash from (for) operations	334,209	320,729	132,101

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	327,491	392,255	517,025
Preferred and common stocks	1,000	5,453	28,682
Mortgage loans	147	51	3,480
Other invested assets	1,574	—	—
Miscellaneous proceeds	—	3,988	—
Net proceeds from investments sold, matured or repaid	330,212	401,747	549,187

Cost of investments acquired:
Debt securities	(690,413)	(739,298)	(647,353)
Preferred and common stocks	—	(1,000)	(18,991)
Mortgage loans	(23,750)	(1,246)	(2,754)
Other invested assets	(4,486)	(16,994)	(3,099)
Miscellaneous applications	(5,517)	—	(358)
Total cost of investments acquired	(724,166)	(758,538)	(672,555)

Net change in policy and other loans	459	866	(2,312)
Net cash from (for) investments	(393,495)	(355,925)	(125,680)

Cash from Financing and Miscellaneous Sources:
Capital contributions - cash	11,685	40,000	—
Borrowed money	—	(6,924)	(15,886)
Net deposits on deposit-type contract funds and other insurance liabilities	6,270	53,188	4,506
Other cash provided (applied)	400	834	3,833
Net cash from (for) financing and miscellaneous sources	18,355	87,098	(7,547)

Net change in cash, cash equivalents and short-term investments	(40,931)	51,902	(1,126)
Cash, cash equivalents and short-term investments:
Beginning of year	64,357	12,455	13,581
End of year	$23,426	$64,357	$12,455

Cash flow information for non-cash transactions:
Capital contribution from parent in the form of common stock	$—	$18,528	$—
Capital contribution from parent in the form of debt securities and accrued interest	—	35,644	—

See accompanying notes.

5

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis)

December 31, 2009

1. Nature of Operations and Significant Accounting Policies

National Integrity Life Insurance Company (the Company) is a wholly-owned subsidiary of Integrity Life Insurance Company (Integrity), which is a wholly-owned subsidiary of The Western and Southern Life Insurance Company (Western and Southern).  The Company, domiciled in the State of New York and currently licensed in eight states and the District of Columbia, specializes in the asset accumulation business with particular emphasis on retirement savings and investment products.  For the year ended December 31, 2009, approximately 95% of the gross premiums and annuity considerations for the Company were derived from New York.  Fort Washington Investment Advisors, Inc. (Fort Washington), a registered investment adviser, is a non-life insurance subsidiary of Western and Southern and is the investment manager for the Company.

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the New York Insurance Department (the Department).  The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of New York.  These practices differ in some respects from U.S. generally accepted accounting principles (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to

6

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

fair value as a realized loss.  Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  If high credit quality securities are adjusted, the retrospective method is used.

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations;

•                  for all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made.  Under GAAP, all debt security other-than-temporary impairments are recorded to the extent the company has the intent to sell the security or it is more likely than not that it will be required to sell the security and the present value of expected future cash flows is below amortized cost.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the individual security sold using the seriatim method. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statements of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

7

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally a portion of deferred tax assets, negative IMR on the separate account that is not offset by positive IMR on the general account), and other assets not specifically identified as an admitted asset within the NAIC’s Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated deficit.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income.  Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business. Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

8

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP. Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.  Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets (realization within one year and 10% prior to 2009), electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities.  The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

A reconciliation of capital and surplus and net income (loss) of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the years then ended is as follows:

	2009	2008
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$225,590	$184,548
Adjustments to customer deposits	(61,599)	(45,237)
Adjustments to invested asset carrying values	69,005	(343,215)
Federal income taxes	(54,358)	34,156
Asset valuation reserve	5,901	690
Value of insurance in force	3,471	34,258
Deferred policy acquisition costs	125,177	277,688
Deferred sales inducements	15,430	23,853
Other, net	121	(5)
Stockholder’s equity, GAAP basis	$328,738	$166,736

9

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

	2009	2008	2007
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$1,130	$(56,756)	$5,115

Deferred policy acquisition costs, net of amortization	15,974	17,836	7,276
Deferred sales inducements, net of amortization	2,340	763	3,536
Adjustments to customer deposits	(16,421)	3,408	(5,853)
Adjustments to invested asset carrying values at acquisition date	1,312	1,764	3,092
Amortization of value of insurance in force	(1,264)	(4,487)	(4,503)
Amortization of interest maintenance reserve	771	1,527	933
Adjustments for realized investment gains/losses	9,363	4,352	(1,462)
Adjustments for federal income tax expense	(3,932)	(3,387)	1,142
Other	—	—	556
Net income (loss), GAAP basis	$9,273	$(34,980)	$9,832

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment. The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

10

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investee are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

11

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity, and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insured and does not return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula as prescribed by the NAIC. Tabular interest on funds not involving life contingencies was derived from basic data.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial conditions.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

12

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

Borrowed Money and Interest

The Company periodically enters into dollar-roll repurchase agreements. The transactions were reflected as financing transactions, requiring the asset sold and the liability for the repurchase to remain on the Company’s balance sheets.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money and interest on the balance sheets.  The Company has not entered into dollar-roll reverse repurchase agreements at December 31, 2009 and 2008.

Securities Lending

As of December 31, 2009, the Company has loaned $2.1 million and $16.3 million in the general and separate account, respectively, of various US Treasury, corporate bonds, and common stocks as part of a securities lending program administered by The Bank of New York Mellon.  As of December 31, 2008, the Company had loaned $6.0 million and $13.1 million, in the general and separate account, respectively, of various US Treasury and corporate bonds as part of a securities lending program administered by The Bank of New York Mellon.  The Company requires at the initial transaction that the fair value of the collateral received must be equal to 102% of the fair value of the loaned securities.  The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100% in accordance with SSAP 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.  The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  At December 31, 2009, the fair value of securities on loan for which the borrower may request the return of collateral on demand is $2.1 million and $16.3 million in the general and separate account, respectively.  At December 31, 2009, the fair value of the total collateral is $2.1 million and $16.7 million in the general and separate account, respectively, all of which is restricted and held in cash equivalent investments.  At December 31, 2008, the fair value of the total collateral was $6.2 million and $13.4 million in the general and separate account, respectively, all of which was restricted and held in cash equivalent investments.  There is no difference in the policy and procedures for the separate account.

Separate Accounts

Separate account assets and liabilities reported in the accompanying balance sheets represent funds that are separately administered, principally for non-guaranteed variable annuity contracts and guaranteed market value adjustment annuity contracts. Assets held in the separate account supporting variable annuities are carried at fair value.  Assets held in the separate account supporting market value adjusted annuities are carried at the general account basis.  Surrender charges collectible by the general account in the event of annuity contract surrenders are reported as a negative liability rather than an asset. Policy related activity involving cash flow, such as premiums and benefits, are reported in the accompanying statements of operations in separate line items combined with related general account amounts. Investment income and interest credited on

13

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

deposits held in guaranteed separate accounts are included in the accompanying statements of operations as a net amount included in net transfers to (from) separate accounts.

The Company receives administrative fees for managing the nonguaranteed separate accounts and other fees for assuming mortality and certain expense risks.

Effective January 1, 2008, the Company changed the method of accounting for assets and liabilities in its separate account related to market value adjusted annuity products from market value accounting to book value accounting. The Company recorded a decrease to surplus of $8.3 million as a result of changing the method of accounting on the assets through the change in surplus in separate accounts line on the statement of changes in capital and surplus and an increase to surplus of $10.1 million as a result of changing the method of accounting on the liabilities through change in reserve on account of change in valuation bases on the statement of changes in capital and surplus.

Federal Income Taxes

Western and Southern files a consolidated income tax return with its eligible subsidiaries, including the Company. The provision for federal income taxes is allocated to the Company using a separate return method based upon a written tax sharing agreement. The benefits from losses of subsidiaries, which are utilized in the consolidated return, will be retained by the subsidiaries under the tax sharing agreement.  Western and Southern pays all federal income taxes due for all members of the consolidated group.  The Company will then charge or reimburse, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Accounting Changes

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43-Revised, Loan-backed and Structured Securities (SSAP 43R).  In accordance with SSAP 43R, the Company changed the method of evaluating and reporting loan-backed and structured securities for which an other-than-temporary impairment may exist.  SSAP 43R  requires loan-backed and structured securities in an unrealized loss position which the Company intends to sell or does not have the intent and ability to hold until recovery to be written down to fair value as a realized loss.  SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company has the intent and ability to hold until recovery to be written down to the extent the present value of expected future cash flows is lower than the amortized cost.  SSAP 43R also requires a one time cumulative effect adjustment to change the amortized cost of loan-backed and structured securities to the present value of expected future cash flows at July 1, 2009, for securities still held where an other-than-temporary impairment was previously recognized under SSAP 43, Loan-backed and Structured Securities, or for securities where discounting to

14

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

present value caused the expected future cash flows to be less than amortized cost at July 1, 2009.  As a result, the Company recorded a cumulative effect adjustment in the amounts of $2.9 million and $7.9 million through the cumulative effect of changes in accounting principle on the statements of changes in capital and surplus which represents the increase to unassigned surplus from the adoption of SSAP 43R for the general account and separate account, respectively.  The cumulative effect adjustment is net of federal income taxes of $1.5 million for the general account and $4.3 million for the separate account.  SSAP 43R resulted in an increase in bonds of $4.4 million, an increase in separate account assets of  $12.2 million and a decrease in deferred tax assets of $5.8 million.

Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R).  SSAP 10R amends the deferred tax asset admittance test set forth in SSAP 10, Income Taxes, by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying the standard.  The adoption of SSAP 10R resulted in an increase to statutory surplus of $5.2 million at December 31, 2009.  SSAP 10R is effective for 2009 and 2010 financial statements only.  SSAP 10 will be reinstated as authoritative guidance over the reporting of income taxes if subsequent guidance regarding the admissibility of deferred tax assets is not adopted before the end of the effective period.

During 2009, the NAIC held discussions regarding the appropriate classification of hybrid securities (primarily preferred securities with characteristics of both debt and equity) on an insurer’s balance sheet.  These discussions were primarily focused on determining the appropriate charge for these securities in the Risk-Based Capital and Asset Valuation Reserve calculations.  As a result of these discussions, the NAIC required that various securities be reclassified from preferred stocks to debt securities in the balance sheet.  During 2009, the Company reclassified 14 securities held at December 31, 2008, with a book adjusted carry value of $30.7 million and a fair value of $18.9 million.  Balances from prior years in these financial statements have not been adjusted to reflect the security reclassifications.

In 2009, the Company changed the statutory reserve valuation for variable annuity reserves related to product guarantees in accordance with Actuarial Guideline 43 VACARVM.  New York Insurance Department Regulation 151 requires such a change in valuation basis to be recorded as part of the reserve change in the statements of operations.  The Company has recorded a decrease of $6.5 million directly to income as a result of the change in valuation basis through the increase (decrease) in policy reserves and other policyholder funds on the statements of operations.

15

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

1. Nature of Operations and Significant Accounting Policies (continued)

For the year beginning January 1, 2009, the Company adopted Statement of Statutory Accounting Principles 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99).   SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment.  SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for debt securities and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities.  This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured.  The adoption of SSAP 99 is prospective.

In 2007, the Company changed the method for calculating statutory reserves for the fixed rate option associated with certain annuity products from fund value to the Commissioner’s Reserve Valuation Method.  SSAP 51, Life Contracts, requires such a change in valuation basis to be recorded directly to surplus rather than as a part of the reserve change recognized in the statements of operations.  SSAP 56, Separate Accounts, requires changes in the surplus of the separate accounts business of an insurer except for changes resulting from the net gain from operations of the separate account, to be charged or credited directly to the unassigned surplus of the general account.  The Company has recorded a $9.3 million increase directly to surplus as a result of the change in valuation basis through the changes in reserves on account of changes in valuation bases line on the statements of changes in capital and surplus.

Reclassifications

Certain prior year amounts in the Company’s statutory basis financial statements have been reclassified to conform to the 2009 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements on April 23, 2010.

16

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from third-party pricing services or are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$41,792	$216	$(159)	$41,849
Debt securities issued by states of the U.S. and political subdivisions of the states	34,425	235	(414)	34,246
Corporate securities	1,227,086	83,095	(14,662)	1,295,519
Commercial mortgage-backed securities	159,418	4,481	(1,107)	162,792
Residential mortgage-backed securities	279,915	6,438	(45,931)	240,422
Asset-backed securities	39	—	—	39
Total	$1,742,675	$94,465	$(62,273)	$1,774,867

The Company holds investments in hybrid securities that are classified in the corporate securities line above.  The book/adjusted carry value and fair value of these hybrid securities are $30.0 million and $27.4 million, respectively, at December 31, 2009.  These hybrid securities were classified as preferred stock at December 31, 2008.  See the Accounting Changes section in Note 1 for further discussion.

17

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$2,053	$545	$—	$2,598
Debt securities issued by states of the U.S. and political subdivisions of the states	16,322	23	(1,359)	14,986
Corporate securities	927,296	18,754	(88,286)	857,764
Commercial mortgage-backed securities	112,916	20	(9,469)	103,467
Residential mortgage-backed securities	292,780	4,528	(44,529)	252,779
Asset-backed securities	3,144	—	(1,141)	2,003
Total	$1,354,511	$23,870	$(144,784)	$1,233,597

At December 31, 2009 and 2008, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $165.9 million and $91.8 million, respectively, and an aggregate fair value of $146.5 million and $75.3 million, respectively.  Such holdings amount to 9.5 % and 6.8%, respectively, of the Company’s investment in debt securities and 3.7% and 2.3%, respectively, of the Company’s total admitted assets as December 31, 2009 and 2008.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

The unrealized gains and unrealized losses on, and the cost and fair value of preferred and common stocks are as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
Preferred stocks	$—	$—	$—	$—

Common stocks, unaffiliated	$18,528	$—	$(4,392)	$14,136

At December 31, 2008:
Preferred stocks	$33,172	$85	$(12,511)	$20,746

Common stocks, unaffiliated	$18,528	$—	$(10,099)	$8,429

18

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(159)	$39,586	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(325)	11,823	(89)	2,206
Corporate securities	(1,269)	82,994	(13,393)	105,829
Commercial mortgage-backed securities	(409)	29,401	(698)	12,669
Residential mortgage-backed securities	(2,081)	20,616	(43,850)	117,107
Asset-backed securities	—	—	—	—
Total	$(4,243)	$184,420	$(58,030)	$237,811

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$—	$—	$(4,392)	$14,136

19

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(1,359)	8,046	—	—
Corporate securities	(66,736)	480,536	(21,550)	92,984
Commercial mortgage-backed securities	(8,024)	79,744	(1,445)	17,881
Residential mortgage-backed securities	(33,182)	163,731	(11,347)	33,920
Asset-backed securities	(2)	338	(1,139)	1,626
Total	$(109,303)	$732,395	$(35,481)	$146,411

Preferred stocks	$(2,227)	$6,433	$(10,284)	$12,234
Common stocks, unaffiliated	$(10,099)	$18,528	$—	$—

Investments that are impaired at December 31, 2009 and 2008, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities and residential mortgage-backed securities.  The impairment of these securities has been deemed temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities.  For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities.  The aggregated unrealized loss is approximately 13.2% and 15.6% of the carrying value of these securities at December 31, 2009 and 2008, respectively. At December 31, 2009, there were a total of 218 securities held that are considered temporarily impaired, of which 86 have been impaired for 12 months or longer.  At December 31, 2008, there were a total of 459 securities held that were considered temporarily impaired, 104 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $17.3 million, $19.3 million and $4.8 million for the years ended December 31, 2009, 2008 and 2007, respectively.

20

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

The following is a list of each loan-backed security with a recognized other-than-temporary impairment (OTTI) for the three month periods ended December 31, 2009, and September 30, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Description	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value
For the three month period ended December 31, 2009:

02151CAQ9	CWALT 2007-15CB A6	$3,120,234	$2,965,244	$154,990	$2,965,244	$2,055,723
059469AF3	BOAA 2006-7 A6	993,739	963,088	30,651	963,088	685,837
05950NBU1	BAFC 2006-5 B1	1,515,025	657,848	857,177	657,848	1,148,252
12668BYF4	CWALT 2006-7CB 1A14	2,756,515	2,623,489	133,026	2,623,489	2,064,951
225470M67	CSFB 2006-3 IA4A	942,606	873,284	69,322	873,284	632,099
251513AQ0	DBALT 2006-AB4 A1A	830,803	655,386	175,417	655,386	566,156
32052RAX8	FHASI 2006-3 B1	1,185,444	820,091	365,353	820,091	796,504
52522HAN2	LXS 2006-8 3A5	1,950,652	1,733,739	216,913	1,733,739	1,225,190
761118MD7	RALI 2005-QS16 A4	2,862,702	2,729,312	133,390	2,729,312	1,925,465
93934FEQ1	WMALT 2005-9 2A4	6,864,032	6,508,087	355,945	6,508,087	5,914,125
93935WAD6	WMALT 2006-9 CL A3	4,719,883	4,501,867	218,016	4,501,867	3,313,445
Total		$27,741,635	$25,031,435	$2,710,200	$25,031,435	$20,327,747

For the three month period ended September 30, 2009:

05950NBU1	BAFC 2006-5 B1	$2,152,505	$1,579,098	$573,407	$1,579,098	$1,156,443
12543PAQ6	CWHL 2006-21 A15	889,166	808,610	80,556	808,610	601,534
32052RAX8	FHASI 2006-3 B1	1,730,203	1,198,240	531,963	1,198,240	822,884
32056FAG7	FHASI 2007-5 B1	302,352	72,289	230,063	72,289	62,926
40432BBH1	HALO 2007-2 B1	553,261	171,089	382,172	171,089	151,855
872225AF4	TBW 2006-5 A5A	4,484,739	2,768,400	1,716,339	2,768,400	1,205,158
Total		$10,112,226	$6,597,726	$3,514,500	$6,597,726	$4,000,800

The Company had no other-than-temporary impairments on loan-backed securities for the three month periods ended December 31, 2009, and September 30, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

21

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2009, by contractual maturity, is as follows:

	Book/Adjusted Carrying Value	Fair Value
	(in thousands)
Years to maturity:
One or less	$18,464	$18,927
After one through five	519,573	543,059
After five through ten	575,609	615,525
After ten	189,657	194,103
Mortgage-backed securities/Asset-backed securities	439,372	403,253
Total	$1,742,675	$1,774,867

The expected maturities in the foregoing table may differ from the contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from the sales of investments in debt securities during 2009, 2008 and 2007 were $177.7 million, $158.7 million, and $246.8 million; gross gains of $6.1 million, $0.8 million, and $0.2 million, and gross losses of $1.7 million, $5.0 million, and $2.5 million were realized on these sales in 2009, 2008, and 2007, respectively.

Proceeds from the sales of investments in equity securities during 2009, 2008 and 2007 were $0.0 million, $5.5 million, and $20.0 million; gross gains of $0.0 million, $0.0 million, and $0.0 million and gross losses of $0.0 million, $0.3 million, and $0.0 million were realized on these sales in 2009, 2008, and 2007, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the years ended December 31:

	2009	2008	2007
	(in thousands)
Realized capital gains (losses)	$(12,706)	$(23,800)	$(6,502)
Less amount transferred to IMR (net of related taxes (benefits) of $732 in 2009, ($1,198) in 2008 and ($518) in 2007)	1,359	(2,224)	(962)
Less federal income tax expense (benefit) of realized capital gains (losses)	9	1,120	(1,269)
Net realized capital gains (losses)	$(14,074)	$(22,696)	$(4,271)

22

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

2.  Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2009	2008	2007
	(in thousands)

Debt securities	$96,608	$68,529	$49,217
Equity securities	—	2,232	2,708
Mortgage loans	710	244	130
Policy loans	3,232	3,205	3,244
Cash, cash equivalents and short-term investments	375	893	1,385
Other invested assets	553	—	—
Other	59	151	(69)
Gross investment income	101,537	75,254	56,615
Investment expenses	1,780	1,565	1,364
Net investment income	$99,757	$73,689	$55,251

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2009, 100% of such mortgages involved properties located in Ohio and Illinois.  Such investments consist of primarily first mortgage liens on completed income-producing properties.  The aggregate mortgage outstanding to any one borrower does not exceed $23.7 million.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.

At December 31, 2009, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2009, the Company did not reduce interest rates on any outstanding mortgages.

The Company has an investment in a debt security that contains an underlying host instrument and underlying credit derivatives.  The debt security contains risk characteristics similar to a basket of high yield debt securities, which allows diverse exposure to the high yield market while providing for better asset/liability matching and better liquidity compared to individual direct investments.  The investment is included in debt securities on the balance sheet and has a book value and fair value of $18.8 million and $20.2 million, respectively, at December 31, 2009.  The debt security is rated B3 by Moody’s and has a stated maturity of June 2013.  The maximum loss the Company can incur as of December 31, 2009 is equal to the security’s book value.

23

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value, such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value.  Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  The Company does not have any assets or liabilities carried at fair value that meet the definition of Level 2.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company does not have any assets or liabilities carried at fair value that meet the definition of Level 3.

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

24

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Debt and Equity Securities

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, at interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and mortgage loans.  The fair values of these assets have been determined using the same methodologies as for debt securities, equity securities and mortgage loans.

Reserves

The fair value of liabilities for investment-type contracts is based on the present value of estimated liability cash flows.  Present values reflect the Company’s margin for uncertainty of the timing of liability cash flows.  Key assumptions to the cash flow model include the timing of policyholder withdrawals and the level of interest credited to contract balances.

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

25

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

Borrowed Money

The liability represents the Company’s obligation to return collateral related to dollar-roll repurchase transactions.  This liability is short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/
	(Liabilities)
	Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
At December 31, 2009:
Assets:
Common stocks, unaffiliated	$14,136	$14,136	$—	$—
Separate account assets*	403,998	403,998	—	—
Total assets	$418,134	$418,134	$—	$—

At December 31, 2008:
Assets:
Common stocks, unaffiliated	$8,429	$8,429	$—	$—
Separate accounts assets*	354,962	354,962	—	—
Total assets	$363,391	$363,391	$—	$—

* Separate account assets measured at fair value in this table do not include assets backing market value adjusted annuities, which are held at amortized cost.

The Company has no assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the years ended December 31, 2009 and 2008.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2009 and 2008.

26

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

3. Fair Values of Financial Instruments (continued)

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2009		December 31, 2008
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$1,742,675	$1,774,867	$1,354,511	$1,233,597
Preferred stocks	—	—	33,172	20,746
Unaffiliated common stocks	14,136	14,136	8,429	8,429
Mortgage loans	27,552	27,873	3,949	3,797
Cash, cash equivalents and short-term investments	23,426	23,426	64,357	64,357
Separate account assets	2,516,102	2,552,252	2,486,270	2,271,312

Liabilities:
Life and annuity reserves for investment-type contracts and deposit fund liabilities	$1,503,421	$1,617,644	$1,147,786	$1,147,886
Separate account liabilities*	2,069,400	2,288,650	2,108,906	2,130,245

* Variable annuity contracts are considered insurance contracts and therefore, are not included in separate account liabilities for purposes of this disclosure.

4. Related Party Transactions

Western and Southern, Fort Washington and IFS Financial Services perform certain administrative and special services for the Company to assist with its business operations.  These services include tax compliance and reporting, payroll functions, administrative support services, and investment functions. During 2009, the Company paid $7.7 million, $1.5 million and $5.0 million to Western and Southern, Fort Washington, and IFS, respectively. During 2008, the Company paid $7.3 million, $1.3 million and $5.4 million to Western and Southern, Fort Washington, and IFS, respectively.  During 2007, the Company paid $6.9 million, $1.2 million and $4.7 million to Western and Southern, Fort Washington, and IFS, respectively. The charges for services are considered reasonable and in accordance with the requirements of applicable insurance law and regulations.

27

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

4. Related Party Transactions (continued)

The Company received $11.7 million in capital contributions from Integrity during 2009.  The capital contributions consisted of $6.7 million in cash, which was received on March 24, 2009, and $5.0 million in cash, which was accrued for on December 31, 2009.  The cash was received on January 11, 2010.  The Company received $94.2 million in capital contributions from Integrity during 2008.  The capital contributions consisted of $20.0 million in cash, which was received on June 30, 2008, $18.5 million in common stocks at fair value, which were received on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were received on December 29, 2008.  The Company did not receive a capital contribution from Integrity during 2007. The Company paid no dividends during 2009, 2008 and 2007.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded insurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within capital resources.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the years ended December 31:

	2009	2008	2007
	(in thousands)
Direct premiums	$552,695	$757,664	$505,353
Assumed premiums:
Affiliates	—	—	—
Non-affiliates	—	1,307	5,774
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(168)	(179)	(224)
Net premiums	$552,527	$758,792	$510,903

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the years ended December 31:

	2009	2008	2007
	(in thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Non-affiliates	489	418	298
Policy and contract liabilities:
Affiliates	—	—	—
Non-affiliates	2,335	2,120	590

28

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

In 2009 and 2008, the Company did not commute any ceded reinsurance nor did it enter into or engage in any agreement that reinsures policies or contracts that were in-force or had existing reserves as of the effective date of such agreements.

Neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business. No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance. The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement. At December 31, 2009, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.  The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in surplus at December 31, 2009, if all reinsurance ceded agreements were cancelled.

29

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company is included in the consolidated federal income tax return of Western and Southern. The Company had a receivable from Western and Southern in the amount of $0.3 million and $0.4 million at December 31, 2009 and 2008, respectively.  The tax years of 2009, 2008, 2007 and 2006 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2008 in the event of future net losses is $0.1 million, $0.0 million, and $1.4 million from 2009, 2008, and 2007, respectively.

The change in net deferred income taxes is comprised of the following:

	Ordinary	Capital	Total
	(in thousands)
2009:
Total gross deferred tax assets (DTA)	$26,047	$6,925	$32,972
Statutory valuation allowance	—	—	—
Total adjusted gross DTA	26,047	6,925	32,972
Nonadmitted adjusted gross DTA	6,902	—	6,902
Admitted adjusted DTA	$19,145	$6,925	$26,070

Admitted gross DTA (SSAP 10R, para. 10 a.)	$1,500	$9	$1,509
Admitted gross DTA (SSAP 10R, para. 10 b.i.)	1,304	5,700	7,004
Admitted gross DTA (SSAP 10R, para. 10 b.ii.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 c.)	11,102	1,216	12,318
Admitted gross DTA (SSAP 10R, para. 10 e.i.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 e.ii.a.)	5,239	—	5,239
Admitted gross DTA (SSAP 10R, para. 10 e.ii.b.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 e.iii.)	—	—	—
Total admitted gross DTA	19,145	6,925	26,070
Total gross deferred tax liabilities	6,608	5,710	12,318
Net admitted deferred tax asset (liability)	$12,537	$1,215	$13,752

(Increase) decrease in DTA nonadmitted before application of SSAP 10R, para. 10 e.	$8,485	$227	$8,712
Increase (decrease) in DTA admitted from use of SSAP 10R, para. 10 e.	5,239	—	5,239

The Company has met the necessary Risk-Based Capital levels to be able to admit the increased amount of deferred tax assets under SSAP No. 10R and an election has been made to admit deferred tax assets pursuant to SSAP No. 10R.  Such election was not available in 2008.

30

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The following table provides the Company’s assets, capital and surplus, and RBC information with the deferred tax assets calculated under SSAP No. 10R paragraphs 10 a. to c. and the additional deferred tax assets determined under SSAP No. 10R paragraph 10 e. as of December 31, 2009:

	SSAP 10R	SSAP 10R
	Para. 10 a-c.	Para. 10 e.	Difference
	(in thousands)
Admitted DTA	$8,513	$13,752	$5,239
Admitted assets	4,427,206	4,432,445	5,239
Statutory surplus	220,351	225,590	5,239
Total adjusted capital	226,253	231,492	5,239
RBC authorized control level	39,876	40,007	131

	Ordinary	Capital	Total
	(in thousands)
2008:
Total gross DTA	$29,074	$9,144	$38,218
Statutory valuation allowance	—	—	—
Total adjusted gross DTA	29,074	9,144	38,218
Nonadmitted adjusted gross DTA	20,626	227	20,853
Admitted adjusted DTA	$8,448	$8,917	$17,365

Admitted gross DTA (SSAP 10, para. 10 a.)	$1,426	$—	$1,426
Admitted gross DTA (SSAP 10, para. 10 b.i.)	48	7,028	7,076
Admitted gross DTA (SSAP 10, para. 10 b.ii.)	—	—	—
Admitted gross DTA (SSAP 10, para. 10 c.)	6,974	1,889	8,863
Total admitted gross DTA	8,448	8,917	17,365
Total gross deferred tax liabilities	6,974	1,889	8,863
Net admitted deferred tax asset (liability)	$1,474	$7,028	$8,502

(Increase) decrease in DTA nonadmitted	$(18,850)	$(227)	$(19,077)

	2009	2008	Change
	(in thousands)
Change:
Net deferred tax asset (liability) before nonadmitted	$20,654	$29,355	$(8,701)
Less tax (expense) benefit from unrealized gains/losses and cumulative effect adjustment			(7,649)
Change in net deferred income taxes			$(1,052)

Nonadmitted deferred tax assets (increased) decreased by $14.0 million, $(19.1) million and $(1.8) million for the years ended December 31, 2009, 2008 and 2007, respectively.

31

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes for the years ended December 31, consist of the following major components:

	2009	2008	2007
	(in thousands)
Federal income tax expense (benefit) on operating income	$74	$(11,146)	$3,452
Federal income tax expense (benefit) on capital gains (losses)	8	1,120	(491)
Capital loss carryforward adjustment	—	—	(778)
Prior year under (over) accrual	1,487	(1,535)	(2,436)
Current income taxes	$1,569	$(11,561)	$(253)

The main components of the deferred tax amounts at December 31, are as follows:

	2009	2008	Change
	(in thousands)
DTA:
Reserves	$12,994	$12,322	$672
Deferred acquisition costs	8,716	8,479	237
Separate account adjustment	4,337	8,273	(3,936)
Stocks / bonds / short-term investments	6,925	9,144	(2,219)
Total DTA	$32,972	$38,218	$(5,246)

DTA nonadmitted	$6,902	$20,853	$(13,951)

Deferred tax liabilities:
Stocks / bonds / short-term investments	$5,710	$1,889	$3,821
Reserve strengthening	6,297	6,974	(677)
Other invested assets	311	—	311
Total deferred tax liabilities	$12,318	$8,863	$3,455

32

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense (benefit) and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2009	Tax Rate	2008	Tax Rate	2007	Tax Rate
Provision computed at statutory rate	$5,868	35.00%	$(16,359)	(35.00)%	$3,640	35.00%
Dividends received deduction	458	2.73	(1,272)	(2.72)	(4,350)	(41.82)
Tax credits	(71)	(0.42)	—	—
Separate account adjustment	532	3.17	(2,908)	(6.22)	(1,961)	(18.86)
Other	281	1.68	7,272	15.56	329	3.17
Total	$7,068	42.16%	$(13,267)	(28.38)%	$(2,342)	(22.51)%

Federal income taxes incurred	$1,561	9.31%	$(12,681)	(27.13)%	$1,016	9.77%
Change in net deferred income taxes*	5,507	32.85	(586)	(1.25)	(3,358)	(32.28)
Total statutory income taxes	$7,068	42.16%	$(13,267)	(28.38)%	$(2,342)	(22.51)%

* Excludes change in net deferred income taxes on certain realized gains/losses of $(4,455), ($9,450) and ($1,007) for the years ended December 31, 2009, 2008 and 2007, respectively.

33

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2009 and 2008, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Under New York insurance laws, the Company may pay dividends only out of its earnings and surplus, subject to at least thirty days prior notice to the New York Insurance Superintendent and no disapproval from the Superintendent prior to the date of such dividend. The Superintendent may disapprove a proposed dividend if the Superintendent finds that the financial condition of the Company does not warrant such distribution. The Company may not pay any dividends during 2010 without prior approval.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

Executive Life Insurance Company of New York (ELNY), a New York domestic life insurer, was placed into rehabilitation on April 23, 1991 by the New York Superintendent of Insurance.  A plan of rehabilitation was approved by the New York court supervising the rehabilitation proceedings in 1992, and since then the rehabilitation has been administered by the New York Liquidation Bureau (NYLB), on behalf of the Superintendent, as statutory rehabilitator.  ELNY remains in rehabilitation and an order of liquidation with a finding of insolvency has not yet been sought or granted.  The NYLB is attempting to develop a plan that would result in additional funding being raised to help secure the benefits of ELNY’s policyholders.  No guaranty association has yet to enter into a legally binding commitment to participate in any plan or contribute any level of funding.  As a result, at this time, we cannot confirm which particular state guaranty associations will participate in any plan.  The Company has potential material loss exposure to this matter as a result of writing a significant portion of its annuity business in the State of New York.  However, due to significant uncertainties surrounding the ultimate outcome, management is unable to make a reasonable estimate of such loss exposure.

At December 31, 2009, the Company does not have any material lease agreements for office space or equipment.

34

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves

At December 31, 2009, the Company’s general and separate account annuity reserves and deposit fund liabilities that are subject to discretionary withdrawal (with adjustment), subject to discretionary withdrawal (without adjustment), and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
Subject to discretionary withdrawal:
With market value adjustment	$2,070,429	50.3%
At book value less current surrender charge of 5% or more	1,040,563	25.3
At fair value	394,938	9.6
Total with adjustment or at market value	3,505,930	85.2
Subject to discretionary withdrawal (without adjustment) at book value with minimal or no charge or adjustment	356,370	8.7
Not subject to discretionary withdrawal	250,961	6.1
Total annuity reserves and deposit fund liabilities (before reinsurance)	4,113,261	100.0%
Less reinsurance ceded	—
Net annuity reserves and deposit fund liabilities	$4,113,261

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

10. Separate Accounts

The Company’s guaranteed separate accounts include non-indexed products and guaranteed rate options.  The guaranteed rate options are sold as a fixed annuity product or as an investment option within the Company’s variable annuity products.  These options carry a minimum interest guarantee based on the guarantee period selected by the policyholder.  The fixed annuity products currently offered generally provide a death benefit equal to the account value.  The fixed investment options currently offered within the Company’s variable annuity products provide the death benefits listed below for variable annuities.

35

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

The Company’s nonguaranteed separate accounts include variable annuities.  The net investment experience of variable annuities is credited directly to the policyholder and can be positive or negative. Variable annuities include minimum guaranteed death benefits that vary by product and include optional death benefits available on some products.  The death benefits currently offered by the Company include the following: account value, return of premium paid, a death benefit that is adjusted after 7 years to the current account value, and a death benefit that is adjusted periodically to the current account value.

Information regarding the separate accounts of the Company as of and for the year ended December 31, 2009 is as follows:

	Separate Accounts with Guarantees
	Nonindexed Guaranteed Less than / equal to 4%	Nonindexed Guaranteed More than 4%	Nonguaranteed Separate Accounts	Total
	(in thousands)
Premiums, deposits and other considerations	$39,514	$145,009	$20,930	$205,453

Reserves for separate accounts with assets at:

(a) Fair value	$—	$—	$394,938	$394,938
(b) Amortized cost	594,313	1,475,087	—	2,069,400
(c) Total reserves	$594,313	$1,475,087	$394,938	$2,464,338

Reserves for separate accounts by withdrawal characteristics:
Subject to discretionary withdrawal (with adjustment):
With fair value adjustment	$594,313	$1,475,087	$—	$2,069,400
At book value without fair value adjustment and with current surrender charge of less than 5%	—	—	—	—
At fair value	—	—	394,938	394,938
Subtotal	594,313	1,475,087	394,938	2,464,338
Not subject to discretionary withdrawal	—	—	—	—
Total separate accounts liabilities	$594,313	$1,475,087	$394,938	$2,464,338

36

National Integrity Life Insurance Company

Notes to the Financial Statements (Statutory-Basis) (continued)

10. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts for the year ended December 31, 2009 is presented below:

2009
(in thousands)
Transfers as reported in the summary of operations of the Separate Accounts Statement:
Transfers to separate accounts	$205,453
Transfers from separate accounts	383,265
Net transfers to separate accounts	(177,812)

Reconciling adjustments:
Policy deductions and other expense reported elsewhere in the statement of operations	(3,023)
Other changes in surplus in separate account statement	1,525
Transfers as reported in the summary of operations of the Company	$(179,310)

37

Financial Statement Schedules (Statutory-Basis)

National Integrity Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2009

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt securities
Bonds:
United States government and government agencies and authorities	$41,800	$41,857	$41,800
States, municipalities and political subdivisions	126,689	125,682	126,689
Foreign governments	7,597	7,746	7,597
Public utilities	—	—	—
All other corporate bonds	1,566,589	1,599,582	1,566,589
Preferred stocks	—	—	—
Total fixed maturities	1,742,675	1,774,867	1,742,675

Equity securities
Common stocks:
Public utilities	—	—	—
Banks, trust and insurance	—	—	—
Industrial, miscellaneous and all other	18,528	14,136	14,136
Total equity securities	18,528	14,136	14,136

Mortgage loans on real estate	27,552		27,552
Real estate	—		—
Policy loans	41,033		41,033
Other long-term investments	16,654		16,654
Cash, cash equivalents and short-term investments	23,426		23,426
Total investments	$1,869,868		$1,865,476

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

39

National Integrity Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2009
Individual life	$102,218	$—	$1	$4,384	$8,556	$11,405	$256
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	1,546,196	—	156	552,567	91,201	770,410	13,115
	$1,648,414	$—	$157	$556,951	$99,757	$781,815	$13,371

Year ended December 31, 2008
Individual life	$101,238	$—	$1	$5,500	$8,089	$12,249	$329
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	1,208,798	—	145	757,502	65,600	769,670	13,639
	$1,310,036	$—	$146	$763,002	$73,689	$781,919	$13,968

Year ended December 31, 2007
Individual life	$100,786	$—	$1	$11,429	$7,674	$17,826	$274
Individual health	—	—	—	—	—	—	—	$—
Group life and health	—	—	—	—	—	—	—	—
Annuity	828,105	—	50	505,159	47,577	533,914	12,349
	$928,891	$—	$51	$516,588	$55,251	$551,740	$12,623

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

40

National Integrity Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2009
Life insurance in force	$116,729	$9,468	$—	$107,261	0%
Premiums:
Individual life	$4,436	$52	$—	$4,384	0%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	552,683	116	—	552,567	—
	$557,119	$168	$—	$556,951	0%

Year ended December 31, 2008
Life insurance in force	$122,408	$10,270	$—	$112,138	0%
Premiums:
Individual life	$4,224	$31	$1,307	$5,500	24%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	757,650	148	—	757,502	0%
	$761,874	$179	$1,307	$763,002	0%

Year ended December 31, 2007
Life insurance in force	$128,357	$11,084	$228,402	$345,675	66%
Premiums:
Individual life	$5,702	$47	$5,774	$11,429	51%
Individual health	—	—	—	—	—
Group life and health	—	—	—	—	—
Annuity	505,336	177	—	505,159	0%
	$511,038	$224	$5,774	$516,588	1%

41

STATUTORY-BASIS FINANCIAL STATEMENTS AND SCHEDULES

The Western and Southern Life Insurance Company

Years Ended December 31, 2009, 2008 and 2007

The Western and Southern Life Insurance Company

Statutory-Basis Financial Statements and Schedules

Years Ended December 31, 2009, 2008 and 2007

Report of Independent Registered Public Accounting Firm

The Board of Directors

The Western and Southern Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of The Western and Southern Life Insurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2009.  Our audits also included the statutory-basis financial statement schedules listed in the contents page. These financial statements and schedules are the responsibility of the Company’s management.  Our responsibility is to express an opinion on these financial statements and schedules based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance, which practices differ from U.S. generally accepted accounting principles.  The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are also described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of The Western and Southern Life Insurance Company at December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Western and Southern Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the Ohio Department of Insurance.  Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

As described in Note 1 to the financial statements, in connection with implementing new statutory accounting practices in 2009, the Company changed its methods of accounting for other-than-temporary impairments of investments in loan-backed and structured securities and for deferred income tax assets.

Cincinnati, Ohio	/s/ Ernst & Young LLP
April 23, 2010

1

The Western and Southern Life Insurance Company

Balance Sheets (Statutory-Basis)

	December 31
	2009	2008
	(in thousands)
Admitted Assets
Cash and invested assets:
Debt securities	$3,504,612	$3,076,672
Preferred and common stocks	686,732	1,192,592
Investments in common stocks of subsidiaries	1,857,301	1,561,500
Mortgage loans	44,950	46,599
Policy loans	168,162	162,874
Real estate:
Properties held for the production of income	8,174	34,462
Properties occupied by the Company	30,044	30,861
Cash, cash equivalents and short-term investments	138,092	170,150
Receivable for securities	1,708	1,344
Other invested assets	550,297	606,293
Total cash and invested assets	6,990,072	6,883,347

Investment income due and accrued	44,546	48,493
Premiums deferred and uncollected	54,282	55,090
Current federal income taxes recoverable	16,234	33,762
Net deferred income tax asset	103,167	93,954
Receivables from parent, subsidiaries and affiliates	14,692	6,510
Other admitted assets	39,943	33,901
Separate account assets	692,470	602,406
Total admitted assets	$7,955,406	$7,757,463

Liabilities and Capital and Surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$2,621,805	$2,602,243
Accident and health reserves	236,573	259,839
Liability for deposit-type contracts	256,347	258,138
Policy and contract claims	44,068	40,389
Dividends payable to policyholders	40,594	41,210
Premiums received in advance	6,231	6,309
Total policy and contract liabilities	3,205,618	3,208,128

General expense due and accrued	11,690	11,446
Current federal income taxes payable	14,442	—
Asset valuation reserve	119,715	25,794
Interest maintenance reserve	41,249	34,169
Other liabilities	171,721	267,112
Liability for postretirement benefits other than pensions	233,625	229,470
Borrowed money and interest	—	76,954
Separate account liabilities	692,470	602,406
Total liabilities	4,490,530	4,455,479

Capital and surplus:
Common stock, $1 par value, authorized 1,000 shares, issued and outstanding 1,000 shares	1,000	1,000
Paid-in surplus	25,003	5,000
Accumulated surplus	3,438,873	3,295,984
Total capital and surplus	3,464,876	3,301,984
Total liabilities and capital and surplus	$7,955,406	$7,757,463

See accompanying notes.

2

The Western and Southern Life Insurance Company

Statements of Operations (Statutory-Basis)

	Year Ended December 31
	2009	2008	2007
	(in thousands)
Premiums and other revenues:
Premiums and annuity considerations	$286,465	$363,952	$370,598
Net investment income	264,658	384,162	469,515
Considerations for supplementary contracts with life contingencies	—	14	—
Amortization of the interest maintenance reserve	3,743	4,653	6,872
Reserve adjustments on reinsurance ceded	392	1,098	1,527
Change in reserve from elimination of MODCO reinsurance agreement	—	776,000	—
Recapture fee from elimination of MODCO reinsurance agreement	—	74,122	—
Other revenues	2,152	81	593
Total premiums and other revenues	557,410	1,604,082	849,105

Benefits paid or provided:
Death benefits	139,613	192,585	198,612
Annuity benefits	87,863	89,456	95,138
Disability and accident and health benefits	23,739	26,245	27,106
Surrender benefits	101,454	142,010	247,659
Payments on supplementary contracts	152	144	130
Other benefits	15,497	17,551	15,941
Increase (decrease) in policy reserves and other policyholders’ funds	(3,677)	14,363	35,328
Total benefits paid or provided	364,641	482,354	619,914

Insurance expenses and other deductions:
Commissions	50,650	44,377	46,809
Commissions and expenses on reinsurance assumed	2,109	22,613	24,495
General expenses	153,526	142,066	151,614
Net transfers to (from) separate account	(42,092)	(41,636)	(40,425)
Reserve adjustments on reinsurance assumed	(109,349)	(142,858)	(263,510)
Reserve adjustment from elimination of MODCO reinsurance agreement	—	776,000	—
Other deductions	28,473	9,003	40,737
Total insurance expenses and other deductions	83,317	809,565	(40,280)

Gain (loss) from operations before dividends to policyholders, federal income tax expense, and net realized capital gains (losses)	109,452	312,163	269,471

Dividends to policyholders	57,884	58,336	58,729
Gain (loss) from operations before federal income tax expense and net realized capital gains (losses)	51,568	253,827	210,742
Federal income tax expense (benefit), excluding tax on capital gains	134	20,500	286
Gain (loss) from operations before net realized capital gains (losses)	51,434	233,327	210,456
Net realized capital gains (losses) (excluding gains (losses) transferred to IMR and capital gains tax)	27,404	61,724	53,889

Net income (loss)	$78,838	$295,051	$264,345

See accompanying notes.

3

The Western and Southern Life Insurance Company

Statements of Changes in Capital and Surplus (Statutory-Basis)

Years Ended December 31, 2009, 2008 and 2007

	Common Stock	Paid-In Surplus	Accumulated Surplus	Total Capital and Surplus
	(in thousands)

Balance, January 1, 2007	$1,000	$5,000	$3,509,012	$3,515,012

Net income (loss)	—	—	264,345	264,345
Change in net deferred income tax	—	—	32,421	32,421
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($134,177))	—	—	(212,414)	(212,414)
Net change in nonadmitted assets and related items	—	—	(12,414)	(12,414)
Change in asset valuation reserve	—	—	162,434	162,434
Dividends to stockholder	—	—	(44,375)	(44,375)
Other changes, net	—	—	956	956
Balance, December 31, 2007	1,000	5,000	3,699,965	3,705,965

Net income (loss)	—	—	295,051	295,051
Change in net deferred income tax	—	—	5,933	5,933
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of ($344,072))	—	—	(835,287)	(835,287)
Net change in nonadmitted assets and related items	—	—	(12,446)	(12,446)
Change in asset valuation reserve	—	—	159,748	159,748
Change in additional minimum pension liability over unrecognized prior service cost	—	—	(16,980)	(16,980)
Balance, December 31, 2008	1,000	5,000	3,295,984	3,301,984

Net income (loss)	—	—	78,838	78,838
Change in net deferred income tax	—	—	31,754	31,754
Net change in unrealized gains (losses) on investments (net of deferred tax expense (benefit) of $18,131)	—	—	100,604	100,604
Net change in nonadmitted assets and related items	—	—	(16,853)	(16,853)
Change in asset valuation reserve	—	—	(93,921)	(93,921)
Cumulative effect of change in accounting principle	—	—	8,190	8,190
Change in additional minimum pension liability over unrecognized prior service cost	—	—	16,980	16,980
Change in surplus from additional deferred tax asset (SSAP 10R)	—	—	17,297	17,297
Capital contribution	—	20,003	—	20,003
Balance, December 31, 2009	$1,000	$25,003	$3,438,873	$3,464,876

See accompanying notes.

4

The Western and Southern Life Insurance Company

Statements of Cash Flow (Statutory-Basis)

	Year Ended December 31
	2009	2008	2007
	(in thousands)
Cash from Operations:
Premiums collected net of reinsurance	$285,427	$367,260	$372,885
Net investment income received	218,919	380,520	443,089
Benefits paid	(330,121)	(441,094)	(549,812)
Net transfers from (to) separate accounts	41,969	41,636	40,425
Commissions and expense paid	(132,627)	(105,055)	(23,692)
Dividends paid to policyholders	(58,499)	(58,350)	(57,967)
Federal income taxes recovered (paid)	4,278	(77,363)	(72,477)
Other, net	—	74,122	—
Net cash from (for) operations	29,346	181,676	152,451

Cash from Investments:
Proceeds from investments sold, matured or repaid:
Debt securities	899,899	1,371,226	3,672,971
Preferred and common stocks	775,666	1,090,291	934,338
Mortgage loans	1,649	6,548	3,027
Real estate	25,893	8,380	7,925
Other invested assets	135,559	42,033	139,091
Net gains (losses) on cash, cash equivalents and short-term investments	(740)	4	81
Miscellaneous proceeds	—	—	850
Net proceeds from investments sold, matured or repaid	1,837,926	2,518,482	4,758,283

Cost of investments acquired:
Debt securities	(1,203,004)	(1,506,112)	(3,446,280)
Preferred and common stocks	(496,986)	(933,130)	(1,049,524)
Mortgage loans	—	(275)	—
Real estate	(1,245)	(2,158)	(271)
Other invested assets	(90,513)	(90,456)	(287,399)
Miscellaneous applications	(412)	(676)	(7,152)
Total cost of investments acquired	(1,792,160)	(2,532,807)	(4,790,626)

Net change in policy and other loans	(5,288)	(1,867)	(2,133)
Net cash from (for) investments	40,478	(16,192)	(34,476)

Cash from Financing and Miscellaneous Sources:
Borrowed money	(76,954)	74,667	(22,918)
Net deposits on deposit-type contract funds and other insurance liabilities	16,669	(3,083)	(2,807)
Dividends paid to stockholder	—	—	(58,750)
Other cash provided (applied)	(41,597)	(186,611)	(92,525)
Net cash from (for) financing and miscellaneous sources	(101,882)	(115,027)	(177,000)

Net change in cash, cash equivalents and short-term investments	(32,058)	50,457	(59,025)
Cash, cash equivalents and short-term investments:
Beginning of year	170,150	119,693	178,718
End of year	$138,092	$170,150	$119,693

Cash flow information for non-cash transactions:
Capital contribution to Western-Southern Life Assurance Company in:
the form of debt securities	$—	$120,761	$—
the form of common stock	111,484	75,000	—
Capital contribution to Integrity Life Insurance Company in:
the form of debt securities	—	35,644	—
the form of common stock	105,197	18,528	—
Capital contribution to Columbus Life Insurance Company in
the form of common stock	40,216	—	—
Capital contribution from Western & Southern Financial Group in
the form of common stock	20,003	—	—
Dividend income received from Columbus Life Insurance Company
in the form of debt securities	—	23,735	—

See accompanying notes.

5

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis)

December 31, 2009

1.  Nature of Operations and Significant Accounting Policies

The Western and Southern Life Insurance Company (the Company) is a stock life insurance company that offers individual traditional and whole life insurance policies.  The Company is licensed in 43 states and the District of Columbia.  For the year ended December 31, 2009, approximately 68.4% of the gross premiums and annuity considerations for the Company were derived from Ohio, Indiana, North Carolina, Illinois, Florida and Pennsylvania.  The Company is domiciled in Ohio.  The Company is an indirect, wholly-owned subsidiary of Western & Southern Mutual Holding Company (Mutual Holding), a mutual holding company formed pursuant to the insurance regulations of the state of Ohio.  Ohio law requires Mutual Holding to hold at least a majority voting interest in the Company.  Currently, Mutual Holding indirectly holds 100% of the voting interest through Western & Southern Financial Group, its wholly-owned subsidiary.  The Company wholly owns the following insurance entities:  Western-Southern Life Assurance Company (WSLAC), Columbus Life Insurance Company (Columbus Life) and Integrity Life Insurance Company (Integrity).  Integrity Life Insurance Company wholly owns National Integrity Life Insurance Company.

The Company has established and operates a closed block for the benefit of holders of most participating individual ordinary and weekly industrial life insurance policies issued on or before the formation of Mutual Holding in 2000 (the Closed Block).  Assets have been allocated to the Closed Block in an amount that is expected to produce cash flows which, together with anticipated revenue from the policies included in the Closed Block, are reasonably expected to be sufficient to support the Closed Block policies, the continuation of policyholder dividends, in aggregate, in accordance with the 2000 dividend scale if the experience underlying such scale continues, and for appropriate adjustments in the dividend scale if the experience changes. Invested assets allocated to the Closed Block consist primarily of high quality debt securities, mortgage loans, policy loans, short-term investments, and other invested assets.  Invested assets of $2,506.0 million and $2,436.5 million were allocated to the Closed Block as of December 31, 2009 and 2008, respectively. The assets allocated to the Closed Block inure solely for the benefit of the Closed Block policyholders and will not revert to the benefit of the Company.  The purpose of the Closed Block is to protect the policy dividend expectations of these policies after the formation of Mutual Holding. The Closed Block will continue in effect until the last policy in the Closed Block is no longer in force.

6

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Use of Estimates

The preparation of statutory-basis financial statements requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes.  Actual results could differ from those estimates.

Basis of Presentation

The accompanying financial statements of the Company have been prepared in conformity with accounting practices prescribed or permitted by the Ohio Insurance Department (the Department).  The National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual (NAIC SAP) has been adopted as a component of prescribed or permitted practices by the State of Ohio.  These practices differ in some respects from U.S. generally accepted accounting principles (GAAP).  The more significant differences follow.

Investments

Investments in debt securities and mandatory redeemable preferred stocks are reported at amortized cost or fair value based on the NAIC’s rating; for GAAP, such fixed maturity investments are designated at purchase as held-to-maturity, trading or available-for-sale. Held-to-maturity fixed investments are reported at amortized cost, and the remaining fixed maturity investments are reported at fair value with unrealized holding gains and losses reported in operations for those designated as trading and as a separate component of other comprehensive income (loss) for those designated as available-for-sale.

All single class and multi-class mortgage-backed/asset-backed securities (e.g., CMOs) are adjusted for the effects of changes in prepayment assumptions on the related accretion of discount or amortization of premium of such securities using the retrospective method. The prospective method is used to determine amortized cost for securities that experience a decline that is deemed to be other-than-temporary. Securities that are in an unrealized loss position which the Company intends to sell, or does not have the intent and ability to hold until recovery, are written down to fair value as a realized loss.  Securities that are in an unrealized loss position which the Company has the intent and ability to hold until recovery are written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  For GAAP purposes, all securities, purchased or retained, that represent beneficial interests in securitized assets (e.g., CMO, CBO, CDO, CLO, MBS and ABS securities), other than high credit quality securities, are adjusted using the prospective method when there is a change in estimated future cash flows. If it is determined that a decline in fair value is other-than-temporary, the cost basis of the security is written down to the extent the present value of expected future cash flows using the security’s effective yield is lower than the amortized cost.  If high credit quality securities are adjusted, the retrospective method is used.

7

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

The Company monitors other investments to determine if there has been an other-than-temporary decline in fair value.  Factors management considers for each identified security include the following:

•                  the length of time and the extent to which the fair value is below the book/adjusted carry value;

•                  the financial condition and near term prospects of the issuer, including specific events that may affect its operations;

•                  for all equity securities and other debt securities with credit related declines in fair value, the Company’s intent and ability to hold the security long enough for it to recover its value to book/adjusted carry value;

•                  for all other debt securities with interest related declines in fair value, the Company’s intent to sell the security before recovery of its book/adjusted carry value.

If the decline is judged to be other-than-temporary, an impairment charge to fair value is recorded as a net realized capital loss in the period the determination is made.  Under GAAP, all debt security other-than-temporary impairments are recorded to the extent the company has the intent to sell the security or it is more likely than not that it will be required to sell the security and the present value of expected future cash flows is below amortized cost.

Investments in real estate are reported net of required obligations rather than on a gross basis as for GAAP.  Real estate owned and occupied by the Company is included in investments rather than reported as an operating asset as under GAAP, and investment income and operating expenses include rent for the Company’s occupancy of those properties.

Under a formula prescribed by the NAIC, the Company defers the portion of realized capital gains and losses on sales of fixed income investments, principally debt securities and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity based on groupings of individual security sold in 5-year bands. The net deferral is reported as the interest maintenance reserve (IMR) in the accompanying balance sheets. Realized capital gains and losses are reported in income net of federal income tax and transfers to the IMR. Under GAAP, realized capital gains and losses are reported in the statement of operations on a pretax basis in the period that the assets giving rise to the gains or losses are sold.

The “asset valuation reserve” (AVR) provides a valuation allowance for invested assets. The AVR is determined by an NAIC prescribed formula with changes reflected directly in capital and surplus. AVR is not recognized for GAAP.

Subsidiaries

The accounts and operations of the Company’s subsidiaries are not consolidated with the accounts and operations of the Company as would be required under GAAP.

8

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy Acquisition Costs

The costs of acquiring and renewing business are expensed when incurred.  Under GAAP, policy acquisition costs, related to traditional life insurance and certain long-duration accident and health insurance, to the extent recoverable from future policy revenues, would be deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves; for universal life insurance and investment products, to the extent recoverable from future gross profits, deferred policy acquisition costs are amortized generally in proportion to the present value of expected gross profits from surrender charges and investments, mortality, and expense margins.

Nonadmitted Assets

Certain assets designated as “nonadmitted” (principally the prepaid pension asset, the intangible pension asset, investments in unaudited subsidiaries and controlled and affiliated entities and electronic data processing equipment, software, and furniture and other equipment), and other assets not specifically identified as admitted assets within the NAIC’s Accounting Practices and Procedures Manual, are excluded from the accompanying balance sheets and are charged directly to accumulated surplus.  Under GAAP, such assets are included in the balance sheets.

Premiums and Benefits

Revenues for universal life and annuity policies with mortality or morbidity risk, except for guaranteed interest and group annuity contracts, consist of the entire premium received, and benefits incurred represent the total of death benefits paid and the change in policy reserves. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting, and credited directly to an appropriate policy reserve account, without recognizing premium income. Under GAAP, premiums received in excess of policy charges would not be recognized as premium revenue and benefits would represent the excess of benefits paid over the policy account value and interest credited to the account values.

Benefit Reserves

Certain policy reserves are calculated using statutorily prescribed interest and mortality assumptions rather than on estimated expected experience or actual account balances as would be required under GAAP.

Reinsurance

A liability for reinsurance balances is required to be provided for unsecured policy reserves ceded to reinsurers not authorized to assume such business.  Changes to those amounts are credited or charged directly to capital and surplus. Under GAAP, an allowance for amounts deemed uncollectible would be established through a charge to earnings.

9

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy and contract liabilities ceded to reinsurers have been reported as reductions of the related reserves rather than as assets as would be required under GAAP.  Commissions allowed by reinsurers on business ceded are reported as income when incurred rather than being deferred and amortized with policy acquisition costs as required under GAAP.

Employee Benefits

For purposes of calculating the Company’s pension and postretirement benefit obligations, only vested participants and current retirees are included in the valuation.  Under GAAP, active participants not currently eligible also would be included.  In addition, unrecognized gains or losses and unrecognized prior service cost are included in other comprehensive income under GAAP.

Deferred Income Taxes

Deferred tax assets are recorded for the amount of gross deferred tax assets expected to be realized in future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.  Deferred tax assets are limited to 1) the amount of federal income taxes paid in prior years that can be recovered through loss carrybacks for existing temporary differences that reverse by the end of the subsequent calendar year, plus 2) the lesser of the remaining gross deferred tax assets expected to be realized within three years of the balance sheet date or 15% of capital and surplus excluding any net deferred tax assets (realization within one year and 10% prior to 2009), electronic data processing equipment and operating software and any net positive goodwill, plus 3) the amount of remaining gross deferred tax assets that can be offset against existing gross deferred tax liabilities. The remaining deferred tax assets are nonadmitted.  Under GAAP, a deferred tax asset is recorded for the amount of gross deferred tax assets expected to be realized in all future years, and a valuation allowance is established for deferred tax assets not meeting a more likely than not realization threshold.

Policyholder Dividends

Policyholder dividends are recognized when declared rather than over the term of the related policies.

Statements of Cash Flow

Cash, cash equivalents and short-term investments in the statements of cash flow represent cash balances and investments with initial maturities of one year or less. Under GAAP, the corresponding captions of cash and cash equivalents include cash balances and investments with initial maturities of three months or less.

10

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

A reconciliation of capital and surplus and net income of the Company as determined in accordance with NAIC SAP to amounts determined in accordance with GAAP as of December 31 and for the year then ended is as follows:

	2009	2008
	(in thousands)
Capital and surplus as reported in the accompanying statutory-basis financial statements	$3,464,876	$3,301,984
Deferred policy acquisition costs	247,006	342,721
Policy reserves	86,271	88,688
Asset valuation and interest maintenance reserves	160,964	59,963
Unrecognized benefit plan adjustments	(1,948)	(2,038)
Employee benefits	(147,851)	(103,302)
Income taxes	(90,110)	(75,691)
Net unrealized on available-for-sale securities	31,043	(211,322)
Subsidiary equity	499,763	(310,381)
Policyholder dividend obligation	(97,600)	(25,633)
Subsidiary reinsurance recoverable	113,427	125,094
Other, net	31,271	3,104
Stockholder’s equity, GAAP basis	$4,297,112	$3,193,187

	2009	2008	2007
	(in thousands)
Net income (loss) as reported in the accompanying statutory-basis financial statements	$78,838	$295,051	$264,345
Deferred policy acquisition costs	10,785	(14,198)	(3,444)
Policy reserves	(3,980)	5,819	(2,153)
Employee benefit income	3,105	1,096	2,766
Income taxes	28,788	33,507	16,381
Interest maintenance reserve	7,080	(6,928)	(10,789)
SAP vs. GAAP subsidiary income	29,246	(141,219)	139,933
Private equity adjustments	(11,232)	(5,507)	(1,839)
Investment write-downs	41,872	(20,654)	10,457
Recapture fee from elimination of MODCO reinsurance	—	(74,122)	—
Dividends from subsidiaries	—	(50,000)	(92,000)
Other, net	11,505	(17,831)	6,549
Net income (loss), GAAP basis	$196,007	$5,014	$330,206

11

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Other significant statutory accounting practices follow.

Investments

Debt securities, preferred stocks, common stocks, and short-term investments are stated at values prescribed by the NAIC, as follows:

Debt securities not backed by other loans are principally stated at amortized cost using the interest method.

Single class and multi-class mortgage-backed/asset-backed securities are valued at amortized cost using the interest method including anticipated prepayments. Prepayment assumptions are obtained from Bloomberg, Trepp, dealer surveys or internal estimates and are based on the current interest rate and economic environment.  The retrospective adjustment method is used to value all such securities except securities that are deemed to be other-than-temporarily impaired and securities that are principal-only or interest-only, which are valued using the prospective method.

Unaffiliated common stocks are reported at fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

Redeemable preferred stocks that have characteristics of debt securities and are rated as high quality or better are reported at cost or amortized cost.  All other redeemable preferred stocks are reported at the lower of cost, amortized cost or fair value.  Nonredeemable preferred stocks are reported at fair value or lower of cost or fair value utilizing publicly quoted prices from third-party pricing services and the related unrealized capital gains and losses are reported in capital and surplus along with any adjustment for federal income taxes.

There are no restrictions on unaffiliated common or preferred stocks.

Short-term investments include investments with remaining maturities of one year or less at the date of acquisition and are principally stated at amortized cost, which approximates fair value.

Cash equivalents are short-term highly liquid investments with original maturities of three months or less and are principally stated at amortized cost, which approximates fair value.

The Company’s insurance subsidiaries are reported at their underlying statutory equity.  The Company’s noninsurance subsidiaries are reported based on underlying audited GAAP equity.  The net change in the subsidiaries’ equity is included in capital and surplus.

12

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Joint ventures, partnerships, and limited liability companies are carried at the Company’s interest in the underlying audited GAAP equity of the investee.  Undistributed earnings allocated to the Company are reported in the change in net unrealized capital gains or losses.  Distributions from earnings of the investees are reported as net investment income when received.

Mortgage loans are reported at unpaid principal balances, less an allowance for impairment.  A mortgage loan is considered to be impaired when, based on current information and events, it is probable that the Company will be unable to collect all principal and interest amounts due according to the contractual terms of the mortgage agreement.  When management determines foreclosure is probable, the impairment is other than temporary; the mortgage loan is written down to realized value and a realized loss is recognized.

Policy loans are reported at unpaid principal balances.

Real estate occupied by the Company and real estate held for the production of income are reported at depreciated cost net of related obligations. Real estate that the Company has the intent to sell is reported at the lower of depreciated cost or fair value, net of related obligations.  Depreciation is computed by the straight-line method over the estimated useful life of the properties.

Property acquired in the satisfaction of debt is recorded at the lower of cost less accumulated depreciation or fair market value.

Realized capital gains and losses are determined using the specific identification method.

Premiums

Life and accident and health premiums are recognized as revenue when due.  Premiums for annuity policies with mortality and morbidity risk, except for guaranteed interest and group annuity contracts, are also recognized as revenue when due. Premiums received for annuity policies without mortality or morbidity risk and for guaranteed interest and group annuity contracts are recorded using deposit accounting.

13

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Policy Reserves

Life, annuity and accident and health disability benefit reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amounts required by the Department. The Company waives deduction of deferred fractional premiums on the death of life and annuity policy insureds and does return any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves. Policies issued subject to multiple table substandard extra premiums are valued on the standard reserve basis which recognizes the non-level incidence of the excess mortality costs. Additional reserves are established when the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or the net premiums exceed the gross premiums on any insurance in-force.

Policy reserves for life insurance and supplemental benefits are computed on the Commissioner’s Reserve Valuation Method.  The following mortality tables and interest rates are used:

	Percentage of Reserves
	2009	2008
Life insurance:
1941 Commissioners Standard Ordinary, 2-1/4% – 3-1/2%	11%	12%
1941 Standard Industrial, 2-1/2% – 3-1/2%	15	15
1958 Commissioners Standard Ordinary, 2-1/2% – 6%	27	28
1980 Commissioners Standard Ordinary, 4% – 6%	35	34
2001 Commissioners Standard Ordinary, 4% – 4-1/2%	3	2
Other, 2-1/2% – 6%	6	6
	97	97
Other benefits (including annuities):
Various, 2-1/2% – 8-1/4%	3	3
	100%	100%

The mean reserve method is used to adjust the calculated terminal reserve to the appropriate reserve at December 31. Mean reserves are determined by computing the regular mean reserve for the plan at the rated age and holding, in addition, one-half of the extra premium charge for the year. Policies issued after July 1st for substandard lives, are charged an extra premium plus the regular premium for the true age. Mean reserves are based on appropriate multiples of standard rates of mortality. An asset is recorded for deferred premiums net of loading to adjust the reserve for modal premium payments.

14

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

For substandard table ratings, mean reserves are based on 125% to 500% of standard mortality rates.  For flat extra ratings, mean reserves are based on the standard or substandard mortality rates increased by one to twenty-five deaths per thousand.

As of December 31, 2009 and 2008, reserves of $40.1 million and $46.1 million, respectively, were recorded on inforce amounts of $1,787.9 million and $1,996.7 million, respectively, for which gross premiums are less than the net premiums according to the standard of valuation required by the Department.  The Company anticipates investment income as a factor in the premium deficiency calculation.

Tabular interest, tabular less actual reserves released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated as one-hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

The establishment of appropriate reserves is an inherently uncertain process, and there can be no assurance that the ultimate liability will not exceed the Company’s policy reserves and have an adverse effect on the Company’s results of operations and financial condition.  Due to the inherent uncertainty of estimating reserves, it has been necessary, and may over time continue to be necessary, to revise estimated future liabilities as reflected in the Company’s policy reserves.

Policyholders’ Dividends

The amount of policyholders’ dividends to be paid (including those on policies included in the Closed Block) is determined annually by the Company’s Board of Directors.  The aggregate amount of policyholders’ dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by the Company.

Policy and Contract Claims

Policy and contract claims in process of settlement represent the estimated ultimate net cost of all reported and unreported claims incurred through December 31, 2009 and 2008.  The reserves for unpaid claims are estimated using individual case-basis valuations and statistical analysis.  These estimates are subject to the effects of trends in claim severity and frequency.  Although considerable variability is inherent in such estimates, management believes that the reserves for claims are adequate.  The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes known; such adjustments are included in current operations.

15

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Reinsurance

Reinsurance premiums and benefits paid or provided are accounted for on a basis consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts.

Borrowed Money and Interest

The Company has entered into dollar-roll repurchase agreements.  The transactions were reflected as financing transactions requiring the asset sold and the liability for the repurchase to remain on the Company’s balance sheets.  The collateral received for the transactions is reported in short-term investments and the liability for the repurchase is reported in borrowed money and interest on the balance sheets.  At December 31, 2009, the Company had no dollar-roll repurchase agreements.  At December 31, 2008 the Company’s total admitted assets subject to these agreements were $73.7 million and the collateral held for these transactions was $77.0 million.

Securities Lending

The Company loaned $134.7 million and $196.1 million of various US Treasury, corporate bonds, preferred stocks and common stocks as part of a securities lending program administered by The Bank of New York Mellon as of December 31, 2009 and 2008, respectively.  The Company requires at the initial transaction that the fair value of the collateral received must be equal to 102% of the fair value of the loaned securities.  The Company monitors the ratio of the fair value of the collateral to loaned securities to ensure it does not fall below 100% in accordance with Statement of Statutory Accounting Principles 91, Accounting for Transfers and Servicing of Financial Assets and Extinguishment of Liabilities.  The Company maintains effective control over all loaned securities and, therefore, continues to report such securities as invested assets in the balance sheets.  Unrestricted collateral is invested primarily in investment-grade debt securities and cash equivalents with an offsetting liability recognized in other liabilities for the obligation to return the unrestricted collateral.  Restricted collateral is not reflected on the balance sheets as an asset or a liability.  At December 31, 2009, the collateral for all securities on loan could be requested to be returned on demand by the borrower.  At December 31, 2009, the fair value of the total collateral is $137.1 million, of which $78.9 million is unrestricted and $58.2 million is restricted.  At December 31, 2008, the fair value of the total collateral was $199.0 million, of which $129.0 million was unrestricted and $70.0 million was restricted.

16

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Separate Account

The Company maintains a separate account, which holds all of the Company’s pension plan assets.  The assets of the separate account consist primarily of marketable securities, which are recorded at market value.

The activity within the separate account, including realized and unrealized gains or losses on its investments, has no effect on net income or capital and surplus of the Company.  The Company’s statements of operations reflect annuity payments to pension plan participants and other expenses of the separate account, as well as the reimbursement of such expenses from the separate account.

Federal Income Taxes

The Company files a consolidated income tax return with its eligible subsidiaries.  The provision for federal income taxes is allocated to the individual companies using a separate return method based upon a written tax sharing agreement.  Under the agreement, the benefits from losses of subsidiaries are retained by the subsidiary companies.  The Company pays all federal income taxes due for all members of the group.  The Company then immediately charges or reimburses, as the case may be, the members of the group an amount consistent with the method described in the tax sharing agreement.

The Company includes interest and penalties in the federal income tax line on the statements of operations.

Postretirement Benefits Other Than Pensions

The Company accounts for its postretirement benefits other than pensions on an accrual basis.  The postretirement benefit obligation for current retirees and fully eligible employees is measured by estimating the actuarial present value of benefits expected to be received at retirement using explicit assumptions.

Actuarial and investment gains and losses arising from differences between assumptions and actual experience upon subsequent remeasurement of the obligation may be recognized as a component of the net periodic benefit cost in the current period or amortized.  The net gain or loss will be included as a component of net postretirement benefit cost for a year if, as of the beginning of the year, the unrecognized net gain or loss exceeds ten percent of the postretirement benefit obligation.  That gain or loss, if not recognized immediately, will be amortized over the average life expectancy of the employer’s fully vested and retiree group.

17

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

Accounting Changes

Effective July 1, 2009, the Company adopted Statement of Statutory Accounting Principles No. 43-Revised, Loan-backed and Structured Securities (SSAP 43R).  In accordance with SSAP 43R, the Company changed the method of evaluating and reporting loan-backed and structured securities for which an other-than-temporary impairment may exist.  SSAP 43R  requires loan-backed and structured securities in an unrealized loss position which the Company intends to sell or does not have the intent and ability to hold until recovery to be written down to fair value as a realized loss.  SSAP 43R requires loan-backed and structured securities in an unrealized loss position which the Company has the intent and ability to hold until recovery to be written down to the extent the present value of expected future cash flows is lower than the amortized cost.  SSAP 43R also requires a one time cumulative effect adjustment to change the amortized cost of loan-backed and structured securities to the present value of expected future cash flows at July 1, 2009, for securities still held where an other-than-temporary impairment was previously recognized under SSAP 43, Loan-backed and Structured Securities, or for securities where discounting to present value caused the expected future cash flows to be less than amortized cost at July 1, 2009.  As a result, the Company recorded a cumulative effect adjustment in the amount of $8.2 million through cumulative effect of change in accounting principle on the statements of changes in capital and surplus which represents the increase to unassigned surplus from the adoption of SSAP 43R.  The cumulative effect adjustment is net of federal income taxes of $4.4 million.  SSAP 43R resulted in an increase in bonds of $12.6 million and a decrease in deferred tax assets of $4.4 million.

Effective December 31, 2009, the Company adopted Statement of Statutory Accounting Principles 10R, Income Taxes — Revised, A Temporary Replacement of SSAP No. 10 (SSAP 10R).  SSAP 10R amends the deferred tax asset admittance test set forth in SSAP 10, Income Taxes, by using a three year realization threshold and a fifteen percent of statutory capital and surplus threshold in applying the standard.  The adoption of SSAP 10R resulted in an increase to statutory surplus of $17.3 million at December 31, 2009.  SSAP 10R is effective for 2009 and 2010 financial statements only.  SSAP 10 will be reinstated as authoritative guidance over the reporting of income taxes if subsequent guidance regarding the admissibility of deferred tax assets is not adopted before the end of the effective period.

During 2009, the NAIC held discussions regarding the appropriate classification of hybrid securities (primarily preferred securities with characteristics of both debt and equity) on an insurer’s balance sheet.  These discussions were primarily focused on determining the appropriate charge for these securities in the Risk-Based Capital and Asset Valuation Reserve calculations.  As a result of these discussions, the NAIC required that various securities be reclassified from preferred stocks to debt securities in the balance sheet.  During 2009, the Company reclassified 17 securities held at December 31, 2008, with a book adjusted carry value of $72.0 million and a fair value of $51.8 million.  Balances from prior years in these financial statements have not been adjusted to reflect the security reclassifications.

18

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

1.   Nature of Operations and Significant Accounting Policies (continued)

For the year beginning January 1, 2009, the Company adopted Statement of Statutory Accounting Principles 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment (SSAP 99).  SSAP 99 supersedes guidance in SSAP 26, Bonds, excluding Loan-backed and Structured Securities, SSAP 32, Investments in Preferred Stock, SSAP 43, Loan-backed and Structured Securities, and amends SSAP 34, Investment Income Due and Accrued, by establishing guidance for the treatment of discounts related to particular securities following the recognition of an other-than-temporary impairment.  SSAP 99 establishes that the fair value of the security at the measurement date becomes the new cost basis of the security and that subsequent recoveries in fair value are to be amortized over the remaining life of the security in the prospective manner based on future estimated cash flows for debt securities and redeemable preferred stocks and based on the projected remaining period of principal repayment for loan-backed and structured securities.  This treatment is a change from previous guidance that did not permit recognition of recoveries in fair value until a security was sold or matured.  The adoption of SSAP 99 is prospective.

Reclassifications

Certain prior year amounts in the Company’s statutory-basis financial statements have been reclassified to conform to the 2009 financial statement presentation.

Subsequent Events

The Company recognizes in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the Balance Sheet date.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Company is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements on April 23, 2010.

2. Investments

Fair values for debt and equity securities are based on quoted market prices, where available. For debt securities not actively traded, fair values are estimated using values obtained from third-party pricing services or are estimated by discounting the expected future cash flows using current market rates applicable to the coupon rate, credit and maturity of the investments.  The fair values for equity securities that are not actively traded are estimated based on fair values of issues of comparable yield and quality.

19

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The book/adjusted carrying value and fair value of the Company’s investments in debt securities are summarized as follows:

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$153,700	$2,567	$(165)	$156,102
Debt securities issued by states of the U.S. and political subdivisions of the states	20,826	83	(595)	20,314
Corporate securities	2,329,586	155,840	(39,300)	2,446,126
Commercial mortgage-backed securities	170,608	3,670	(500)	173,778
Residential mortgage-backed securities	786,430	8,874	(104,391)	690,913
Asset-backed securities	43,462	3,386	—	46,848
Total	$3,504,612	$174,420	$(144,951)	$3,534,081

The Company holds investments in hybrid securities that are classified in the corporate securities line above.  The book/adjusted carry value and fair value of these hybrid securities are $110.5 million and $104.2 million, respectively, at December 31, 2009.  These hybrid securities were classified as preferred stock at December 31, 2008.  See the Accounting Changes section in Note 1 for further discussion.

20

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Book/ Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligations of U.S. government corporation and agencies	$60,981	$6,392	$—	$67,373
Debt securities issued by states of the U.S. and political subdivisions of the states	26,056	47	(1,028)	25,075
Corporate securities	2,332,694	75,753	(170,791)	2,237,656
Commercial mortgage-backed securities	153,758	1,956	(11,291)	144,423
Residential mortgage-backed securities	485,665	5,705	(91,533)	399,837
Asset-backed securities	17,518	—	(94)	17,424
Total	$3,076,672	$89,853	$(274,737)	$2,891,788

At December 31, 2009 and 2008, the Company held unrated or less-than-investment grade corporate debt securities with a book value of $307.3 million and $97.9 million, respectively, and an aggregate fair value of $249.3 million and $79.1 million, respectively. Such holdings amounted to 8.8% and 3.2%, respectively, of the Company’s investments in debt securities and 3.9% and 1.3%, respectively, of the Company’s total admitted assets as of December 31, 2009 and 2008.  The Company performs periodic evaluations of the relative credit standing of the issuers of these debt securities.  The Company considers these evaluations in its overall investment strategy.

21

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Unrealized gains and losses on investments in unaffiliated common stocks and common stocks of subsidiaries are reported directly in capital and surplus and do not affect net income.  The unrealized gains and unrealized losses on, and the cost and fair value of those investments are as follows:

		Gross	Gross
		Unrealized	Unrealized
	Cost	Gains	Losses	Fair Value
	(in thousands)
At December 31, 2009:
Preferred stocks	$2,401	$1	$—	$2,402

Common stocks, unaffiliated	$432,091	$268,907	$(16,667)	$684,331
Common stocks of subsidiaries and affiliates	1,523,699	362,314	(28,712)	1,857,301
	$1,955,790	$631,221	$(45,379)	$2,541,632

At December 31, 2008:
Preferred stocks	$131,802	$807	$(29,836)	$102,773

Common stocks, unaffiliated	$799,156	$425,060	$(163,426)	$1,060,790
Common stocks of subsidiaries and affiliates	1,342,221	314,311	(95,032)	1,561,500
	$2,141,377	$739,371	$(258,458)	$2,622,290

22

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following table shows gross unrealized losses and fair values, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position.

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2009:
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$(165)	$104,418	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(24)	4,976	(571)	8,004
Corporate securities	(3,432)	190,665	(35,868)	270,305
Commercial mortgage-backed securities	(500)	62,098	—	—
Residential mortgage-backed securities	(5,148)	126,133	(99,243)	231,602
Asset-backed securities	—	—	—	—
Total	$(9,269)	$488,290	$(135,682)	$509,911

Preferred stocks	$—	$—	$—	$—
Common stocks, unaffiliated	$(1,943)	$23,088	$(14,724)	$140,873

23

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

	Unrealized Losses Less Than 12 Months		Unrealized Losses Greater Than or Equal To 12 Months
	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value
	(in thousands)
At December 31, 2008:
U.S. Treasury securities and obligation of U.S. government corporations and agencies	$—	$—	$—	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	(853)	9,722	(175)	2,825
Corporate securities	(91,967)	803,760	(78,824)	332,291
Commercial mortgage-backed securities	(8,393)	99,361	(2,898)	23,281
Residential mortgage-backed securities	(27,576)	110,646	(63,957)	169,288
Asset-backed securities	(94)	17,424	—	—
Total	$(128,883)	$1,040,913	$(145,854)	$527,685

Preferred stocks	$(11,941)	$41,323	$(17,895)	$40,787
Common stocks, unaffiliated	$(128,384)	$553,448	$(35,042)	$101,349

Investments that are impaired at December 31, 2009 and 2008, for which other-than-temporary impairments have not been recognized, consist mainly of corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks.  The impairment of these corporate debt securities, residential mortgage-backed securities and unaffiliated common stocks has been deemed as temporary due to the assigned rating and the typical fluctuations of these particular securities in the marketplace, as well as the Company’s intent and ability to hold the securities to recovery, or in the case of interest rate related declines, lack of intent to sell the securities.  For residential mortgage-backed securities, the determination of temporary impairment was also based on an evaluation of the present value of expected future cash flows, which were greater than the book adjusted/carrying values of the securities.  The aggregated unrealized loss is approximately 12.2% and 18.3% of the carrying value of these securities at December 31, 2009 and 2008, respectively.  At December 31, 2009, there were a total of 375 securities held that are considered temporarily impaired, 215 of which have been impaired for 12 months or longer.  At December 31, 2008, there were a total of 506 securities held that are considered temporarily impaired, 160 of which had been impaired for 12 months or longer.  The Company recorded other-than-temporary impairments on securities of $76.9 million, $103.0 million and $35.9 million for the years ended December 31, 2009, 2008 and 2007, respectively.

24

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

The following is a list of each loan-backed security with a recognized other-than-temporary impairment (OTTI) for the three month periods ended December 31, 2009, and September 30, 2009, where the present value of future cash flows expected to be collected was less than the amortized cost basis of the securities:

CUSIP	Description	Book/Adj Carrying Value Amortized Cost Before Current Period OTTI	Present Value of Future Cash Flows	Recognized Other-Than- Temporary Impairment	Amortized Cost After Other-Than- Temporary Impairment	Fair Value
For the three month period ended December 31, 2009:

12668BYF4	CWALT 2006-7CB 1A14	$1,837,676	$1,748,993	$88,683	$1,748,993	$1,376,634
65538PAF5	NAA 2007-1 1A5	8,206,560	8,023,394	183,166	8,023,394	5,763,721
75970JAJ5	RAMC 2007-1 AF6	8,744,010	8,445,937	298,073	8,445,937	5,037,563
761118MD7	RALI 2005-QS16 A4	21,594,084	20,587,886	1,006,198	20,587,886	14,524,272
Total		$40,382,330	$38,806,210	$1,576,120	$38,806,210	$26,702,190

For the three month period ended September 30, 2009:

059515BF2	BAFC 2007-3 XA2	$3,809,941	$3,348,844	$461,097	$3,348,844	$2,735,128
872225AF4	TBW 2006-5 A5A	2,989,826	1,845,600	1,144,226	1,845,600	803,439
Total		$6,799,767	$5,194,444	$1,605,323	$5,194,444	$3,538,567

The Company had no other-than-temporary impairments on loan-backed securities for the three month periods ended December 31, 2009, and September 30, 2009, due to the intent to sell the security or the inability or lack of intent to retain the investment in the security for a period of time sufficient to recover the amortized cost basis of the security.

25

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

A summary of the cost or amortized cost and fair value of the Company’s debt securities at December 31, 2009, by contractual maturity, is as follows:

	Book Adjusted
	Carrying Value	Fair Value
	(in thousands)
Years to maturity:
One or less	$57,046	$57,714
After one through five	562,027	578,682
After five through ten	574,591	605,280
After ten	1,310,448	1,380,866
Mortgage-backed/Asset-backed securities	1,000,500	911,539
Total	$3,504,612	$3,534,081

The expected maturities in the foregoing table may differ from contractual maturities because certain borrowers have the right to call or prepay obligations with or without call or prepayment penalties and because asset-backed and mortgage-backed securities (including floating-rate securities) provide for periodic payments throughout their lives.

Proceeds from sales of investments in debt securities during 2009, 2008 and 2007 were $723.8 million, $789.8 million, and $3,270.6 million; gross gains of $15.3 million, $5.8 million, and $6.9 million and gross losses of $8.7 million, $6.0 million, and $15.9 million were realized on these sales in 2009, 2008 and 2007, respectively.

Proceeds from the sales of investments in equity securities during 2009, 2008 and 2007 were $438.7 million, $1,046.2 million, and $902.8 million; gross gains of $130.0 million, $245.5 million, and $124.5 million and gross losses of $51.5 million, $125.8 million, and $38.7 million were realized on these sales in 2009, 2008 and 2007, respectively.

Realized capital gains (losses) are reported net of federal income taxes and amounts transferred to the IMR as follows for the year ended December 31:

	2009	2008	2007
	(in thousands)
Realized capital gains (losses)	$65,783	$83,267	$97,583
Less amount transferred to IMR (net of related taxes (benefits) of $5,827 in 2009, ($1,225) in 2008 and ($2,109) in 2007)	10,823	(2,275)	(3,917)
Less federal income tax expense (benefit) of realized capital gains (losses)	27,556	23,818	47,611
Net realized capital gains (losses)	$27,404	$61,724	$53,889

26

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

2. Investments (continued)

Net investment income consisted of the following for the years ended December 31:

	2009	2008	2007
	(in thousands)

Debt securities	$194,731	$190,830	$205,822
Equity securities	37,725	129,017	177,149
Mortgage loans	2,989	3,681	3,654
Real estate	18,219	21,310	22,835
Policy loans	11,143	10,581	10,342
Cash, cash equivalents and short-term investments	1,533	6,913	11,574
Other invested assets	16,340	38,374	60,760
Other	2,192	5,849	1,951
Gross investment income	284,872	406,555	494,087
Investment expenses	20,214	22,393	24,572
Net investment income	$264,658	$384,162	$469,515

The Company’s investments in mortgage loans principally involve commercial real estate. At December 31, 2009, 67.7% of such mortgages ($30.4 million) involved properties located in Texas and Florida.  Such investments consist of primarily first mortgage liens on completed income-producing properties. The aggregate mortgage outstanding to any one borrower does not exceed $13.9 million.  During 2009, no new mortgage loans were issued.  At the issuance of a loan, the percentage of any one loan to value of security, exclusive of insured, guaranteed or purchase money mortgage did not exceed 80%.

At December 31, 2009, the Company’s investments in mortgage loans were not subject to prior liens.  All properties covered by mortgage loans have fire insurance at least equal to the excess of the loan over the maximum loan that would be allowed on the land without the building.  During 2009, the Company did not reduce interest rates on any outstanding mortgages.

Proceeds from the sales of real estate during 2009, 2008 and 2007 were $25.9 million, $8.4 million and $7.9 million, respectively, with a gross gain of $0.7 million realized in 2007. No gross gains were realized on those sales during 2009 and 2008.  No gross losses were realized on the sales of real estate in 2009, 2008 and 2007.

27

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value.  Other financial instruments are periodically measured at fair value such as when impaired or, for certain bonds and preferred stocks, when carried at the lower of cost or market.

The Company uses fair value measurements to record the fair value of certain assets and liabilities and to estimate the fair value of financial instruments not recorded at fair value but required to be disclosed at fair value.  Certain financial instruments, particularly policyholder liabilities other than investment-type contracts, are excluded from this fair value discussion.

Fair value is defined as the price that would be received to sell an asset or transfer a liability in an orderly transaction between market participants at the measurement date. The Company’s financial assets and liabilities carried at fair value have been classified, for disclosure purposes, based on the following hierarchy that prioritizes inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include exchange traded equity securities and mutual funds, including those which are part of the Company’s separate account assets.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. The Company’s Level 2 assets and liabilities primarily include debt securities within the Company’s separate account for which public quotations are not available but that are priced by third-party pricing services or internal models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability. The Company’s Level 3 assets and liabilities primarily include certain debt securities and private equity securities within the Company’s separate account that must be priced using broker quotes or other valuation techniques that utilize significant unobservable inputs.

28

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The following discussion describes the valuation methodologies utilized by the Company for assets and liabilities measured or disclosed at fair value. Fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including discount rates, estimates of timing, amount of expected future cash flows and the credit standing of the issuer. Such estimates do not consider the tax impact of the realization of unrealized gains or losses. For Level 3 investments, the fair value estimates cannot be substantiated by comparison to independent markets. In addition, the disclosed fair value may not be realized in the immediate settlement of the financial instrument. Care should be exercised in deriving conclusions about the Company’s business, its value or financial position based on the fair value information of financial instruments presented below.

Debt and Equity Securities

The methods and assumptions used in estimating fair values for debt and equity securities are disclosed in Note 2.

Mortgage Loans

The fair values for mortgage loans, consisting principally of commercial real estate loans, are estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans collateralized by properties with similar investment risk.  The fair values for mortgage loans in default are established at the lower of the fair value of the underlying collateral less costs to sell or the carrying amount of the loan.

Cash, Cash Equivalents and Short-Term Investments

The fair values of cash, cash equivalents and short-term investments are based on quoted market prices.

Assets Held in Separate Accounts

Assets held in separate accounts include debt securities, equity securities, mutual funds and private equity investments. The fair values of these assets have been determined using the same methodologies as for debt and equity securities.

Reserves

Fair values for insurance reserves are not required to be disclosed. However, the estimated fair values of all insurance reserves and investment contracts are taken into consideration in the Company’s overall management of interest rate risk.

29

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

Borrowed Money and Securities Lending Liability

The liabilities represent the Company’s obligation to return collateral related to dollar-roll repurchase and securities lending transactions.  These liabilities are short-term in nature and therefore, the fair value of the obligation approximates the carrying amount.

Assets and liabilities measured at fair value on a recurring basis are outlined below:

	Assets/ (Liabilities) Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
At December 31, 2009:
Assets:
Common stocks, unaffiliated	$684,331	$684,331	$—	$—
Separate account assets	692,470	369,106	193,663	129,701
Total assets	$1,376,801	$1,053,437	$193,663	$129,701

At December 31, 2008:
Assets:
Common stocks, unaffiliated	$1,060,790	$1,060,790	$—	$—
Separate accounts assets	602,406	326,208	171,562	104,636
Total assets	$1,663,196	$1,386,998	$171,562	$104,636

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2009, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/UnrealizedGains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Ending Asset/ (Liability) as of	Changes in Unrealized Gains (Losses) Included in Net Income Related to
	January 1,	Net			and	In (Out)	December 31,	Positions
	2009	Income	Surplus	Other	Settlements	of Level 3	2009	Still Held
	(in thousands)
Assets:
Separate account assets	$104,636	$—	$—	$14,065	$11,000	$—	$129,701	$—

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

30

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

3.  Fair Values of Financial Instruments (continued)

The reconciliation for all assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2008, is as follows:

	Beginning Asset/ (Liability) as of	Total Realized/UnrealizedGains (Losses) Included in*:			Purchases, Sales, Issuances	Transfers	Ending Asset/ (Liability) as of	Changes in Unrealized Gains (Losses) Included in Net Income Related to
	January 1, 2008	Net Income	Surplus	Other	and Settlements	In (Out) of Level 3	December 31, 2008	Positions Still Held
	(in thousands)
Assets:
Separate account assets	$113,835	$—	$—	$(11,263)	$2,064	$—	$104,636	$—

* Gains and losses for assets held in separate accounts do not impact net income or surplus as the change in value of assets held in separate accounts is offset by a change in value of liabilities related to separate accounts.

The Company did not have any significant assets or liabilities measured at fair value on a nonrecurring basis as of December 31, 2009 and 2008.

The carrying amounts and fair values of the Company’s significant financial instruments follow.

	December 31, 2009		December 31, 2008
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
	(in thousands)
Assets:
Debt securities	$3,504,612	$3,534,081	$3,076,672	$2,891,788
Preferred stocks	2,401	2,402	131,802	102,773
Unaffiliated common stocks	684,331	684,331	1,060,790	1,060,790
Mortgage loans	44,950	45,535	46,599	46,256
Cash, cash equivalents and short-term investments	138,092	138,092	170,150	170,150
Separate account assets	692,470	692,470	602,406	602,406

Liabilities:
Borrowed money and securities lending liability	79,707	79,707	207,245	207,245

31

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.   Related Party Transactions

Intercompany fees for management services to WSLAC and Columbus Life, both wholly-owned subsidiaries, included in net income of the Company were $72.8 million, $68.5 million and $67.6 million, and $5.6 million, $5.6 million and $7.1 million in 2009, 2008 and 2007, respectively.

The Company has an equity interest in certain partnerships that made payments of principal and interest under mortgage financing arrangements to WSLAC in the amount of $18.8 million, $19.0 million and $20.1 million in 2009, 2008 and 2007, respectively. The principal balance of the mortgage financing arrangements with WSLAC was $239.9 million and $217.2 million at December 31, 2009 and 2008, respectively.

At December 31, 2009 and 2008, the Company had $79.0 million and $111.9 million, respectively, invested in the Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

On September 16, 2009, the Company made capital contributions in the amount of $111.5 million, $40.2 million and $105.2 million to its subsidiaries, Western-Southern Life Assurance Company, Columbus Life Insurance Company and Integrity Life Insurance Company, respectively.  The contributions were in the form of common stocks at fair value.

On November 11, 2009, the Company received a capital contribution from its parent, Western & Southern Financial Group, Inc., in the amount of $20.0 million.  The contribution was in the form of common stock at fair value.

During 2008, the Company made capital contributions of $269.9 million to WSLAC. The capital contributions consisted of $75.0 million in common stocks at fair value, which were contributed on October 23, 2008, $74.1 million of cash, which was contributed on October 31, 2008, and $120.8 million of debt securities at fair value, which were contributed on December 22, 2008.

During 2008, the Company made capital contributions of $102.1 million to Integrity.  The capital contributions consisted of $20.0 million in cash, which was contributed on June 30, 2008, $18.5 million in common stocks at fair value, which were contributed on August 25, 2008, and $35.6 million in debt securities at fair value and $20.0 million in cash, which were contributed on December 29, 2008.  On December 30, 2008, the Company accrued an $8.0 million capital contribution to be paid in cash to Integrity.  The cash was contributed on January 20, 2009.

On December 11, 2008, the Company received a dividend of $50.0 million from Columbus Life.  The dividend consisted of $23.7 million in debt securities at fair value and $26.3 million in cash.  The dividend was extraordinary, which means that it required prior approval from the Department.  On December 26, 2007, the Company received a dividend of $50.0 million from Columbus Life in the form of cash.  A portion of this dividend, $25.7 million, was extraordinary.

On December 28, 2007, the Company received a dividend of $30.0 million from WSLAC.  The Company also accrued a dividend of $12.0 million from WSLAC on December 28, 2007.  This dividend was received on January 3, 2008.  Both dividends were in the form of cash.

32

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

4.   Related Party Transactions (continued)

On July 30, 2007, and December 28, 2007, the Company paid dividends to its parent, Western & Southern Financial Group, Inc., in the amounts of $14.4 million and $30.0 million, respectively.  The dividends were in the form of cash.

The Company has entered into multiple reinsurance agreements with affiliated entities.  See Note 5 for further description.

5. Reinsurance

Certain premiums and benefits are assumed from and ceded to other insurance companies under various reinsurance agreements.  The ceded reinsurance agreements provide the Company with increased capacity to write larger risks and maintain its exposure to loss within its capital resources.

Prior to October 31, 2008, the Company had two modified coinsurance (MODCO) agreements with its subsidiary, WSLAC, whereby the Company assumed certain universal life business issued by its subsidiary prior to 2004.  Under the terms of the agreements, the subsidiary retained the reserves and the related assets of this business. The Company recorded, in its statements of operations, premiums less experience refunds, commissions, adjustments to reserves as specified in the agreement, benefits incurred and other related expenses of this business.

On October 31, 2008, the two aforementioned MODCO agreements covering universal life products written by the Company’s subsidiary, WSLAC, were terminated by the ceding company.  In connection with the transfer to WSLAC of the obligation to support the risk of these policies, $776.0 million was recorded in both the reserve adjustments from elimination of MODCO reinsurance agreement and in the change in reserve from elimination of MODCO reinsurance agreement lines on the statements of operations.  One of the agreements provided that a recapture fee, calculated in the amount of $74.1 million, be paid to the Company from WSLAC.  The recapture fee was received by the Company on October 31, 2008, and is recorded in the recapture fee from elimination of MODCO reinsurance agreement line on the statements of operations.

The Company also has a MODCO coinsurance agreement with Integrity, whereby the Company assumes structured settlements, guaranteed rate option annuities, and accumulation products written before July 1, 2002.  Under the terms of the agreement, Integrity retains the reserves and the related assets of this business.

The Company has a ceded reinsurance agreement with Columbus Life.  Under the reinsurance agreement, Columbus Life reinsures the former liabilities of Columbus Mutual, a former affiliate, which was merged into the Company.  Life and accident and health reserves ceded from the Company to Columbus Life totaled $ 674.2 million and $701.6 million at December 31, 2009 and 2008, respectively.

33

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

The Company has entered into a retrocession reinsurance agreement with RGA Reinsurance Company.  This coinsurance agreement reinsures certain extended-term life insurance policy reserves totaling $ 16.6 million and $18.2 million at December 31, 2009 and 2008, respectively.

Certain premiums and benefits are ceded to other insurance companies under various reinsurance agreements. The majority of the ceded business is due to ceding substandard business to reinsurers (facultative basis).

In 2006, the Company entered into a yearly renewable term reinsurance agreement with Lafayette Life Insurance Company (Lafayette Life), an affiliated entity, whereby the Company provides reinsurance coverage on certain life products and associated riders as this coverage is recaptured by Lafayette Life from unaffiliated reinsurers.  Life reserves ceded from Lafayette Life to the Company under this agreement totaled $ 0.9 million and $1.0 million at December 31, 2009 and 2008, respectively.

The effects of reinsurance on premiums, annuity considerations and deposit-type funds are as follows for the year ended December 31:

	2009	2008	2007
	(in thousands)
Direct premiums	$292,220	$292,948	$296,303
Assumed premiums:
Affiliates	226	80,617	84,426
Non-affiliates	—	—	—
Ceded premiums:
Affiliates	—	—	—
Non-affiliates	(5,981)	(9,613)	(10,131)
Net premiums	$286,465	$363,952	$370,598

The Company’s ceded reinsurance arrangements reduced other certain items in the accompanying financial statements by the following amounts as of and for the year ended December 31:

	2009	2008	2007
	(in thousands)
Benefits paid or provided:
Affiliates	$—	$—	$—
Non-affiliates	2,682	5,739	7,683
Policy and contract liabilities:
Affiliates	674,214	701,573	729,869
Non-affiliates	15,067	13,009	13,542

34

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

5. Reinsurance (continued)

During 2009, 2008, and 2007, the Company did not write off any reinsurance balances as a charge to operations.

Other than as described above, neither the Company nor any of its related parties control, directly or indirectly, any reinsurers with whom the Company conducts business.  No policies issued by the Company have been reinsured with a foreign company, which is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.  The Company does not have any reinsurance agreements in effect under which the reinsurer may unilaterally cancel the agreement.  At December 31, 2009, there are no reinsurance agreements in effect such that the amount of losses paid or accrued exceed the total direct premium collected.  The Company remains obligated for amounts ceded in the event that the reinsurers do not meet their obligations.

There would be no reduction in capital and surplus at December 31, 2009, if all reinsurance agreements were cancelled.

35

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes

The Company and its subsidiaries file a consolidated federal income tax return. Amounts due (to) from the subsidiaries for federal income taxes were $16.2 million and $(113.7) million at December 31, 2009 and 2008, respectively.  The tax years of 2009, 2008, 2007 and 2006 remain subject to examination by major tax jurisdictions.

The amount of federal income taxes incurred that will be available for recoupment at December 31, 2009, in the event of future net losses is $34.3 million, $43.2 million, and $45.1 million from 2009, 2008, and 2007, respectively.

The change in net deferred income taxes is comprised of the following:

	Ordinary	Capital	Total
	(in thousands)
2009:
Total gross deferred tax assets (DTA)	$228,503	$29,946	$258,449
Statutory valuation allowance	—	—	—
Total adjusted gross DTA	228,503	29,946	258,449
Nonadmitted adjusted gross DTA	—	—	—
Admitted adjusted DTA	$228,503	$29,946	$258,449

Admitted gross DTA (SSAP 10R, para. 10 a.)	$55,923	$29,946	$85,869
Admitted gross DTA (SSAP 10R, para. 10 b.i.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 b.ii.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 c.)	155,283	—	155,283
Admitted gross DTA (SSAP 10R, para. 10 e.i.)	17,297	—	17,297
Admitted gross DTA (SSAP 10R, para. 10 e.ii.a.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 e.ii.b.)	—	—	—
Admitted gross DTA (SSAP 10R, para. 10 e.iii.)	—	—	—
Total admitted gross DTA	228,503	29,946	258,449
Total gross deferred tax liabilities	38,794	116,488	155,282
Net admitted deferred tax asset (liability)	$189,709	$(86,542)	$103,167

(Increase) decrease in DTA nonadmitted before application of SSAP 10R, para. 10 e.	$(17,297)	$—	$(17,297)
Increase (decrease) in DTA admitted from use of SSAP 10R, para. 10 e.	17,297	—	17,297

The Company has met the necessary Risk-Based Capital levels to be able to admit the increased amount of deferred tax assets under SSAP No. 10R and an election has been made to admit deferred tax assets pursuant to SSAP No. 10R.  Such election was not available in 2008.

36

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The following table provides the Company’s assets, capital and surplus, and RBC information with the deferred tax assets calculated under SSAP No. 10R paragraphs 10 a. to c. and the additional deferred tax assets determined under SSAP No. 10R paragraph 10 e. as of December 31, 2009:

	SSAP 10R	SSAP 10R
	Para. 10 a-c.	Para. 10 e.	Difference
	(in thousands)
Admitted DTA	$85,870	$103,167	$17,297
Admitted assets	7,938,109	7,955,406	17,297
Statutory surplus	3,447,579	3,464,876	17,297
Total adjusted capital	3,637,772	3,655,069	17,297
RBC authorized control level	388,713	389,146	433

	Ordinary	Capital	Total
	(in thousands)
2008:
Total gross DTA	$247,528	$97,125	$344,653
Statutory valuation allowance	—	—	—
Total adjusted gross DTA	247,528	97,125	344,653
Nonadmitted adjusted gross DTA	—	—	—
Admitted adjusted DTA	$247,528	$97,125	$344,653

Admitted gross DTA (SSAP 10, para. 10 a.)	$60,497	$33,457	$93,954
Admitted gross DTA (SSAP 10, para. 10 b.i.)	—	—	—
Admitted gross DTA (SSAP 10, para. 10 b.ii.)	—	—	—
Admitted gross DTA (SSAP 10, para. 10 c.)	187,031	63,668	250,699
Total admitted gross DTA	247,528	97,125	344,653
Total gross deferred tax liabilities	28,995	221,704	250,699
Net admitted deferred tax asset (liability)	$218,533	$(124,579)	$93,954

(Increase) decrease in DTA nonadmitted	$—	$—	$—

	2009	2008	Change
	(in thousands)
Change:
Net deferred tax asset (liability) before nonadmitted	$103,167	$93,954	$9,213
Less tax (expense) benefit from unrealized gains/losses and cumulative effect adjustment			(22,541)
Change in net deferred income taxes			$31,754

Nonadmitted deferred tax assets did not change for the years ended December 31, 2009, 2008 and 2007, respectively.

37

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

Current income taxes incurred for the years ended December 31, consist of the following major components:

	2009	2008	2007
	(in thousands)
Federal income tax expense on operating income	$6,783	$25,117	$20,109
Federal income tax expense on capital gains	27,556	23,818	47,611
Tax credits	(39)	(39)	(39)
Change in tax contingency reserves	—	—	(29,500)
Prior year under (over) accrual	(6,610)	(4,578)	9,716
Current income taxes	$27,690	$44,318	$47,897

The main components of the deferred tax amounts at December 31 are as follows:

	2009	2008	Change
	(in thousands)
DTA:
Reserves	$72,175	$77,728	$(5,553)
Deferred acquisition costs	34,739	36,329	(1,590)
Benefit for employees and agents	112,424	123,723	(11,299)
Stocks / bonds / short-term investments	29,946	97,124	(67,178)
Other	9,165	9,749	(584)
Total DTA	$258,449	$344,653	$(86,204)

DTA nonadmitted	$—	$—	$—

Deferred tax liabilities:
Stocks / bonds / short-term investments	$116,488	$221,704	$(105,216)
Other invested assets	13,801	2,316	11,485
Other	24,993	26,679	(1,686)
Total deferred tax liabilities	$155,282	$250,699	$(95,417)

38

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

6. Federal Income Taxes (continued)

The Company’s federal income tax expense and change in net deferred income taxes differs from the amount obtained by applying the federal statutory rate of 35% to gain from operations before federal income tax expense and net realized capital gains.  The significant differences for the year ended December 31, are as follows (in thousands):

		Effective		Effective		Effective
	2009	Tax Rate	2008	Tax Rate	2007	Tax Rate
Provision computed at statutory rate	$18,049	35.00%	$88,839	35.00%	$73,760	35.00%
Dividends received deduction	(2,586)	(5.01)	(28,225)	(11.12)	(51,392)	(24.39)
Tax credits	(1,792)	(3.48)	(309)	(0.12)	(193)	(0.09)
Other invested assets	5,563	10.79	(7,462)	(2.94)	(626)	(0.30)
Additional minimum pension liability	9,814	19.03	(9,814)	(3.87)	—	—
Change in tax contingency reserves	—	—	(7,880)	(3.10)	(29,500)	(14.00)
Security transfer(1)	(54,845)	(106.35)	(23,864)	(9.40)	—	—
Other	(1,291)	(2.51)	(2,044)	(0.81)	(8,299)	(3.93)
Total	$(27,088)	(52.53)%	$9,241	3.64%	$(16,250)	(7.71)%

Federal income taxes incurred	$134	0.26%	$20,500	8.08%	$286	0.14%
Change in net deferred income taxes(2)	(27,222)	(52.79)	(11,259)	(4.44)	(16,536)	(7.85)
Total statutory income taxes	$(27,088)	(52.53)%	$9,241	3.64%	$(16,250)	(7.71)%

(1)	Tax effects of securities transferred to other legal entities within the tax sharing agreement

(2)	Excludes change in net deferred income taxes on certain realized gains/losses of $(4,532), $5,326 and $(15,885) for the years ended December 31, 2009, 2008 and 2007, respectively.

39

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

7. Regulatory Matters

The Company is required by statutory regulations to meet minimum risk-based capital standards.  Risk-based capital is a method of measuring the minimum amount of capital appropriate for an insurance company to support its overall business operations in consideration of its size and risk profile.  At December 31, 2009 and 2008, the Company exceeded the minimum risk-based capital.

State regulatory authorities have powers relating to granting and revoking licenses to transact business, the licensing of agents, the regulation of premium rates and trade practices, the form and content of insurance policies, the content of advertising material, financial statements and the nature of permitted practices.

Ohio insurance law limits the amount of dividends that can be paid to a parent in a holding company structure without prior approval of the regulators to the greater of ten percent of statutory surplus or statutory net income as of the preceding December 31, but only to the extent of earned surplus as of the preceding December 31. In 2010, the Company has $346.5 million available for payment of dividends based on capital and surplus of $3,464.9 million at December 31, 2009, as no dividends were paid in 2009.

8. Commitments and Contingencies

The Company is named as a defendant in various legal actions arising principally from claims made under insurance policies and contracts.  The Company believes the resolution of these actions will not have a material effect on the Company’s financial position or results of operations.

At December 31, 2009, the Company does not have any material lease agreements as a lessee for office space or equipment.

The Company has future commitments to provide additional capital contributions of $275.2 million to private equity and real estate joint ventures, limited partnerships and limited liability companies.

40

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

9. Annuity Reserves and Deposit-Type Contract Liabilities

At December 31, 2009, the Company’s annuity reserves and deposit-type contract liabilities that are subject to discretionary withdrawal (without adjustment) and not subject to discretionary withdrawal provisions are summarized as follows:

	Amount	Percent
	(in thousands)
At book value without adjustment (with minimal or no charge or adjustment)	$417,089	37.9%
Not subject to discretionary withdrawal	682,521	62.1
Total annuity reserves and deposit fund liabilities (before reinsurance)	1,099,610	100.0%
Less reinsurance ceded	160,577
Net annuity reserves and deposit fund liabilities	$939,033

Interest changes may have temporary effects on the sale and profitability of annuity products offered by the Company. Although the rates offered by the Company are adjustable in the long-term, in the short-term they may be subject to contractual and competitive restrictions, which may prevent timely adjustment. The Company’s management constantly monitors interest rates with respect to a spectrum of duration and sells annuities that permit flexible responses to interest rate changes as part of the Company’s management of interest spreads. However, adverse changes in investment yields on invested assets will affect the earnings on those products with a guaranteed return.

41

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits

The Company has a noncontributory pension plan under group annuity contracts covering substantially all employees and field representatives.  In addition, the Company provides certain healthcare and life insurance benefits for retired employees or their beneficiaries.  Substantially all of the Company’s employees and field representatives may become eligible for those benefits when they reach normal retirement age while working for the Company.

The Company uses a December 31 measurement date for all plans.

A summary of assets, obligations and assumptions of the pension and other postretirement benefit plans at December 31, are as follows:

	Pension Benefits		Postretirement Medical
	2009	2008	2009	2008
	(in thousands)
Change in benefit obligation:
Benefit obligation at beginning of year	$682,929	$678,962	$192,497	$227,627
Service cost	13,266	12,633	5,788	5,924
Interest cost	41,759	40,102	11,311	11,243
Medicare Part D payments received	—	—	1,787	1,680
Contribution by plan participants	—	—	2,550	2,356
Actuarial (gain) loss	31,554	(8,257)	383	(41,812)
Benefits paid	(41,323)	(40,732)	(14,333)	(14,521)
Plan amendments	—	221	—	—
Benefit obligation at end of year	$728,185	$682,929	$199,983	$192,497

Change in plan assets:
Fair value of plan assets at beginning of year	$601,295	$826,556	$—	$—
Actual return on plan assets	107,705	(184,529)	—	—
Employer contribution	—	—	9,996	10,485
Plan participants’ contributions	—	—	2,550	2,356
Medicare Part D payments received	—	—	1,787	1,680
Benefits paid	(41,323)	(40,732)	(14,333)	(14,521)
Fair value of plan assets at end of year	$667,677	$601,295	$—	$—

Funded status:
(Unfunded) overfunded obligation	$(60,508)	$(81,634)	$(199,984)	$(192,497)
Unamortized prior service cost	9,473	11,059	(30,130)	(33,002)
Unrecognized net (gain) or loss	557,116	593,054	(3,511)	(3,971)
Prepaid assets* (accrued liabilities)	$506,081	$522,479	$(233,625)	$(229,470)

Accumulated benefit obligation for vested employees and partially vested employees to the extent vested	$667,192	$629,334	$199,983	$192,497

Benefit obligation for non-vested employees:
Projected pension obligation	$6,990	$5,660	$—	$—
Accumulated benefit obligation	$4,250	$3,418	$—	$—

* Indicates non-admitted

42

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

Components of net periodic benefit cost:

	Pension Benefits
	2009	2008	2007
Service cost	$13,266	$12,633	$14,494
Interest cost	41,759	40,102	38,620
Expected return on plan assets	(68,561)	(72,226)	(70,849)
Amount of recognized gains and losses	28,348	24,279	24,818
Amount of prior service cost recognized	1,586	1,586	1,565
Total net periodic benefit cost (benefit)	$16,398	$6,374	$8,648

Components of net periodic benefit cost:

	Postretirement Medical
	2009	2008	2007
Service cost	$5,788	$5,924	$8,954
Interest cost	11,311	11,243	13,283
Amount of recognized gains and losses	(76)	(40)	1,855
Amount of prior service cost recognized	(2,872)	(2,872)	(2,872)
Total net periodic benefit cost (benefit)	$14,151	$14,255	$21,220

Weighted-average assumptions used to determine net periodic benefit cost for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2009	2008	2009	2008

Weighted average discount rate	6.25%	6.00%	6.25%	6.00%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%
Expected long-term rate of return on plan assets	8.50%	8.50%	N/A	N/A

Weighted-average assumptions used to determine the benefit obligation for the year ended December 31:

	Pension Benefits		Postretirement Medical
	2009	2008	2009	2008

Weighted average discount rate	6.13%	6.25%	6.13%	6.25%
Rate of compensation increase	4.60%	4.60%	4.60%	4.60%

The Company has no additional minimum pension liability for 2009.  The Company recognized an additional minimum pension liability of $28.0 million at December 31, 2008.  The amount included in unassigned funds (surplus) at December 31, 2008, arising from a change in the additional minimum pension liability recognized was $17.0 million, representing the excess of the additional minimum liability over the unamortized prior service cost at December 31, 2008.  This was reversed in unassigned funds (surplus) in 2009.

43

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company’s discount rate assumption is determined by utilizing a discounted cash flow analysis of the Company’s obligations.  The yield curve utilized in the cash flow analysis is comprised of highly rated (Aaa or Aa) corporate bonds.

The Company employs a prospective building block approach in determining the long-term expected rate of return for plan assets.  Historical returns are determined by asset class.  The historical relationships between equities, fixed income securities, and other assets are reviewed.  The Company applies long-term asset return estimates to the plan’s target asset allocation to determine the weighted-average long-term return.  The Company’s long-term asset allocation was determined through modeling long-term returns and asset return volatilities and is guided by an investment policy statement created for the plan.

The asset allocation for the defined benefit pension plan at the end of 2009 and 2008, and the target allocation for 2010 by asset category, are as follows:

	Target Allocation Percentage	Percentage of Plan Assets
	2010	2009	2008
Asset category:
Equity securities	55%	55%	54%
Fixed income securities	40	23	26
Short-term investments	—	—	—
Other	5	22	20
Total	100%	100%	100%

The plan employs a total return investment approach whereby a mix of fixed income and equity investments are used to maximize the long-term return of plan assets for a prudent level of risk.  Risk tolerance is established through careful consideration of plan liabilities, plan funded status, and corporate financial condition.  The total portfolio is structured with multiple sub-portfolios, each with a specific fixed income or equity asset management discipline.  Each sub-portfolio is subject to individual limitations and performance benchmarks as well as limitations at the consolidated portfolio level.  Quarterly asset allocation meetings are held to evaluate portfolio asset allocations and to establish the optimal mix of assets given current market conditions and risk tolerance.  Investment mix is measured and monitored on an on-going basis through regular investment reviews, annual liability measurements, and periodic asset/liability studies.

44

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company’s pension plan assets consist primarily of debt and equity securities, mutual funds and private equity funds, all of which are carried at fair value.

Fair value is defined as the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date (an exit price).  The fair value hierarchy prioritizes the inputs to valuation techniques used to measure fair value into three levels.

•                  Level 1 — Quoted prices (unadjusted) in active markets for identical assets or liabilities.  The Company’s Level 1 assets primarily include exchange-traded equity securities and mutual funds.

•                  Level 2 — Inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  The Company’s Level 2 assets primarily include certain debt securities for which public price quotations are not available, but that use other market-observable inputs from third-party pricing service quotes or internal valuation models using observable inputs.

•                  Level 3 — Significant unobservable inputs for the asset or liability.  The Company’s Level 3 assets primarily include private equity fund interests.

Debt Securities

The fair values of actively traded debt securities have been determined through the use of third-party pricing services utilizing market observable inputs.

Equity Securities

The fair values of actively traded equity securities have been determined utilizing publicly quoted prices from third-party pricing services.

Mutual Funds

The fair values of mutual funds have been determined utilizing the net asset values of the funds.

Private Equity Funds

The fair values of private equity funds have been determined utilizing the net asset values of the funds.

45

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The fair value of the pension plan’s assets by asset category is as follows:

	December 31, 2009
	Assets Measured at	Fair Value Hierarchy Level
	Fair Value	Level 1	Level 2	Level 3
	(in thousands)
Debt securities
U.S. Treasury securities and obligations of U.S. government corporations and agencies	$7,696	$—	$7,696	$—
Debt securities issued by states of the U.S. and political subdivisions of the states	2,754	—	2,754	—
Debt securities issued by foreign governments	2,688	—	2,688	—
Corporate securities	108,953	—	108,953	—
Residential mortgage-backed securities	23,313	—	23,313	—
Commercial mortgage-backed securities	9,229	—	9,229	—
Equity securities
Common equity	237,616	237,616	—	—
Mutual funds	131,489	131,489	—	—
Other invested assets
Private equity	119,298	—	—	119,298
Other assets	24,641	—	14,237	10,404
Total plan assets	$667,677	$369,105	$168,870	$129,702

The reconciliation for all plan assets measured at fair value using significant unobservable inputs (Level 3) is as follows:

	For the Year Ended December 31, 2009
		Actual Return Gains (Losses) on Plan Assets
	Beginning Assets as of January 1, 2009	Relating to Assets Still Held at the Reporting Date	Relating to Assets Sold During the Period	Purchases, Sales and Settlements	Transfers In (Out) of Level 3	Ending Assets as of December 31, 2009
	(in thousands)
Other invested assets
Private equity	$104,636	$12,375	$1,690	$597	$—	$119,298
Other assets	—	—	—	10,404	—	10,404
Total	$104,636	$12,375	$1,690	$11,001	$—	$129,702

46

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

For measurement purposes of the postretirement benefit obligation, a 6.0% annual rate of increase in the per capita cost of covered health care benefits is assumed for 2010.  The rate was assumed to decrease gradually to 4.75% for 2012 and remain at that level thereafter.

Increasing or decreasing the assumed health care cost trend rate assumption by one percentage point in each year would increase (decrease) the postretirement benefit obligation as of December 31, 2009, by $21.6 million and $(18.5) million, respectively, and the estimated interest cost components of net period postretirement benefit cost for 2009 by $2.1 million and $(1.7) million, respectively.

The Company made contributions to the postretirement medical plan of $11.8 million in 2009 and expects to contribute $192.1 million between 2010 and 2019, inclusive.  The Company received $1.8 million of subsidies in 2009 and expects to receive $24.4 million of subsidies between 2010 and 2019, inclusive, related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003.

At December 31, 2009 and 2008, the pension plan had $121.3 million and $83.3 million, respectively, invested in Touchstone Funds, which are mutual funds administered by Touchstone Advisors, Inc., an indirect subsidiary of the Company.

As of December 31, 2009, future benefit payments for the pension plan are expected as follows (in millions):

2010	$43.1
2011	43.9
2012	45.1
2013	46.4
2014	47.7
Five years thereafter	260.4

Future benefit payments for the postretirement medical plan are expected as follows (in millions):

2010	$15.7
2011	16.3
2012	16.4
2013	16.5
2014	16.8
Five years thereafter	86.1

47

The Western and Southern Life Insurance Company

Notes to Financial Statements (Statutory-Basis) (continued)

10. Employee Retirement Benefits (continued)

The Company does not expect to make contributions to the pension plan during 2010.  The Company expects to contribute approximately $15.7 million during 2010 to its postretirement medical plan.

The Company sponsors a contributory employee retirement savings plan covering substantially all eligible, full-time employees.  This plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (ERISA).  The Company’s contributions to the plan are based on a combination of the employee’s contributions to the plan and a percentage of the employee’s earnings for the year.  Total Company contributions to the defined contribution plan were $1.8 million, $1.3 million, and $3.1 million for 2009, 2008 and 2007, respectively.

11. Premium and Annuity Considerations Deferred and Uncollected

Deferred and uncollected life insurance premiums and annuity considerations at December 31, 2009, were as follows:

	Gross	Net of Loading
	(in thousands)

Ordinary new business	$10,892	$642
Ordinary renewal	78,529	53,422
Accident and health renewal	212	66
Assumed investment type contracts	152	152
Total	$89,785	$54,282

48

Financial Statement Schedules (Statutory-Basis)

The Western and Southern Life Insurance Company

Summary of Investments - Other Than Investments in Related Parties

(in thousands)

December 31, 2009

Schedule I

Type of Investment	Cost (1)	Market Value	Amount at which shown in the Balance Sheet
Debt securities
Bonds:
United States government and government agencies and authorities	$181,569	$184,957	$181,569
States, municipalities and political subdivisions	448,804	454,363	448,804
Foreign governments	46,462	47,909	46,462
All other corporate bonds	2,820,953	2,840,029	2,820,953
Preferred stocks	2,401	2,402	2,401
Total fixed maturities	3,500,189	3,529,660	3,500,189

Equity securities
Common stocks:
Industrial, miscellaneous and all other	432,091	684,331	684,331

Mortgage loans on real estate	44,950		44,950
Real estate	38,218		38,218
Policy loans	168,162		168,162
Other long-term investments	94,831		94,831
Cash, cash equivalents and short-term investments	138,092		138,092
Total investments	$4,416,533		$4,668,773

(1)  Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accrual discounts.

50

The Western and Southern Life Insurance Company

Supplementary Insurance Information

(in thousands)

Schedule III

	Future Policy Benefits and Expenses	Unearned Premiums	Policy and Contract Liabilities	Premium Revenue	Net Investment Income*	Benefits, Claims Losses and Settlement Expenses	Other Operating Expenses*	Premiums Written
Year ended December 31, 2009
Individual life	$2,492,541	$—	$28,639	$250,726	$196,365	$231,431	$94,192
Individual health	236,573	2,887	3,685	32,469	16,108	(2,339)	18,300	$32,482
Group life and health	117,101	—	763	3,756	3,161	9,233	217	—
Annuity	12,163	—	10,981	(486)	783	126,316	1,220
Corporate and other	—	—	—	—	48,241	—	39,597
	$2,858,378	$2,887	$44,068	$286,465	$264,658	$364,641	$153,526

Year ended December 31, 2008
Individual life	$2,474,741	$—	$23,373	$323,797	$199,307	$322,374	$91,537
Individual health	259,839	3,059	3,944	33,748	18,957	13,475	16,145	$33,767
Group life and health	114,553	—	724	3,135	3,062	6,846	169	—
Annuity	12,949	—	12,348	3,286	912	139,659	965
Corporate and other	—	—	—	—	161,924	—	33,250
	$2,862,082	$3,059	$40,389	$363,966	$384,162	$482,354	$142,066

Year ended December 31, 2007
Individual life	$2,453,410	$—	$31,458	$332,624	$212,027	$331,198	$90,803
Individual health	267,316	3,015	4,131	33,986	20,183	32,729	15,239	$33,989
Group life and health	112,365	—	1,104	3,128	1,806	5,222	164	—
Annuity	14,630	—	12,783	860	1,005	250,765	927
Corporate and other	—	—	—	—	234,494	—	44,481
	$2,847,721	$3,015	$49,476	$370,598	$469,515	$619,914	$151,614

*Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

51

The Western and Southern Life Insurance Company

Reinsurance

(in thousands)

Schedule IV

	Gross Amount	Ceded to Other Companies	Assumed From Other Companies	Net Amount	Percentage of Amount Assumed to Net
Year ended December 31, 2009
Life insurance in force	$17,146,167	$2,514,058	$455,573	$15,087,682	3%
Premiums:
Individual life	$251,528	$1,621	$819	$250,726	0%
Individual health	36,829	4,360	—	32,469	—
Group life and health	3,756	—	—	3,756	—
Annuity	107	—	(593)	(486)	122%
	$292,220	$5,981	$226	$286,465	0%

Year ended December 31, 2008
Life insurance in force	$17,352,486	$2,675,810	$471,638	$15,148,314	3%
Premiums:
Individual life	$250,736	$4,380	$77,441	$323,797	24%
Individual health	38,982	5,233	—	33,749	—
Group life and health	3,135	—	—	3,135	—
Annuity	109	—	3,176	3,285	97%
	$292,962	$9,613	$80,617	$363,966	22%

Year ended December 31, 2007
Life insurance in force	$17,719,397	$3,240,782	$14,383,528	$28,862,143	50%
Premiums:
Individual life	$253,686	$4,758	$83,696	$332,624	25%
Individual health	39,359	5,373	—	33,986	—
Group life and health	3,128	—	—	3,128	—
Annuity	130	—	730	860	85%
	$296,303	$10,131	$84,426	$370,598	23%

52

NAT Sep Acct I	April 2010

PART C - Other Information

Item 24.                     Financial Statements and Exhibits

(a)          Financial Statements:

Financial Statements included in Part A:  Condensed Financial Information for the Portfolios

Financial Statements included in Part B:

National Integrity Life Insurance Company Separate Account I:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2009

Statements of Operations for the Year Ended December 31, 2009

Statements of Changes in Net Assets for the Years Ended December 31, 2009 and 2008

Notes to Financial Statements

National Integrity Life Insurance Company (Depositor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2009 and 2008

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Notes to Financial Statements (Statutory-Basis)

The Western and Southern Life Insurance Company (Guarantor):

Report of Independent Registered Public Accounting Firm

Balance Sheets (Statutory-Basis) as of December 31, 2009 and 2008

Statements of Operations (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Statements of Changes in Capital and Surplus (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Statements of Cash Flow (Statutory-Basis) for the Years Ended December 31, 2009, 2008 and 2007

Notes to Financial Statements (Statutory-Basis)

(b)  Exhibits:

1.               Resolutions of the Board of Directors of National Integrity Life Insurance Company (National Integrity) authorizing the establishment of Separate Account I, the Registrant.  Incorporated by reference to Exhibit 99.1 to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

2.               Not applicable.

3.

a.               Form of Selling/General Agent Agreement among National Integrity, Touchstone Securities, Inc. and broker dealers.  Incorporated by reference to Exhibit 99.3(A) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

b.              Variable Contract Principal Underwriter Agreement with Touchstone Securities, Inc. dated May 1, 2006.  Incorporated by reference to Exhibit 99.3(B) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

4.

a.               Form of variable annuity contract.  Incorporated by reference to Exhibit 99.4(A) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

b.              Form of Guaranteed Minimum Accumulation Benefit Rider.  Incorporated by reference to Exhibit 99.4(B) to Registrant’s Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126), filed April 20, 2007.

c.               Form of Guaranteed Minimum Withdrawal Benefit Rider.  Incorporated by reference to Exhibit 99.4(C) to

1

NAT Sep Acct I	April 2010

Registrant’s Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126), filed April 20, 2007.

d.              Form of Individual Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page. Incorporated by reference to Exhibit 99.4(D) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

e.               Form of Spousal Guaranteed Minimum Lifetime Withdrawal Benefit and Schedule Page.  Incorporated by reference to Exhibit 99.4(E) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

5.               Form of Application.  Incorporated by reference to Exhibit 99.5 to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

6.

a.               Certificate of Incorporation of National Integrity.  Incorporated by reference to Exhibit 99.6(A) to Registrant’s Post-Effective Amendment No. 9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

b.              By-Laws of National Integrity.  Incorporated by reference to Exhibit 99.6(B) to Registrant’s Post-Effective Amendment No.9 to registration statement on Form N-4 (File No. 333-44892), filed July 19, 2006.

7.

a.               Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995.  Incorporated by reference to Exhibit 99.7(A) to Registrant’s Post-Effective Amendment No. 5 to registration statement on Form N-4 (File No. 033-56658), filed May 1, 1996.

b.              Amendments dated May 1, 1996, June 12, 1998, September 24, 1999 and May 1, 2000 to Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1995.  Incorporated by reference to Exhibit 99.7(B) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.

c.               Reinsurance Agreement between National Integrity and Connecticut General Life Insurance Company effective January 1, 1997 and amendments dated October 1, 1997, June 12, 1998, September 24, 1999  and May 1, 2000  to that Reinsurance Agreement. Incorporated by reference to Exhibit 99.7(C) to Post-Effective Amendment No. 35 on Form N-4 (File No. 033-56658), filed April 24, 2009.

8.

a.               Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and National Integrity dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(A) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

b.              Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and Integrity dated August 10, 2007.  Incorporated by reference to Exhibit 99.8(B) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

c.               Service Agreement between Fidelity Investments Institutional Operations Company, Inc. and National Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(C) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

d.              Rule 22c-2 Agreement between Fidelity Distributors Corporation and National Integrity dated March 26, 2007.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

e.               Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributor, Inc., Touchstone Securities, Inc. and National Integrity dated January 6, 2003, amended May 4, 2004.  Incorporated by reference to Exhibit 99.8(J) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

f.                 Amendment No.1 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 3, 2004. Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 27 to registration statement on form N-4 (File No. 033-51126), filed April 23, 2010.

g.              Amendment No. 3 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated May 1, 2007.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

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NAT Sep Acct I	April 2010

h.              Amendment No. 4 to Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc., Touchstone Securities, Inc. and National Integrity dated November 29, 2007.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

i.                  Fund Participation Agreement among JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc., JPMorgan Funds Management, Inc. and National Integrity dated April 24, 2009. Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126), filed April 24, 2009.

j.                  Supplemental Payment Agreement between JPMorgan Investment Advisors Inc., J.P. Morgan Investment Management Inc. and National Integrity dated April 24, 2009.  Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126), filed April 24, 2009.

k.               Participation Agreement among PIMCO Variable Insurance Trust, Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(D) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

l.                  Selling Agreement between Allianz Global Investors Distributors LLC and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(E) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

m.            Services Agreement between Pacific Investment Management Company LLC and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(F) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

n.              Participation Agreement among Rydex Variable Trust, Rydex Distributors, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(G) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

o.              Services Agreement between Rydex Distributors, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892) filed February 5, 2008.

p.              Administrative Services Agreement between PADCO Advisors II and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(I) to Registrant’s Post-Effective Amendment No. 12 to registration statement on Form N-4 (File No. 333-44892), filed February 5, 2008.

q.              Fund Participation Agreement between Touchstone Variable Series Trust, Touchstone Securities, Inc. and National Integrity dated April 30, 2001.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post Effective Amendment No. 17 to registration statement on Form N-4 (File No. 033-56658), filed October 15, 2001.

r.                 Amendment No. 1 to Fund Participation Agreement between Touchstone Variable Series Trust and National Integrity dated January 26, 2006.  Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 27 to registration statement on form N-4 (File No. 033-51126), filed April 23, 2010.

s.               Amendment No. 2 to Fund Participation Agreement among Touchstone Variable Series Trust, Touchstone Advisors, Inc. and National Integrity dated December 31, 2009.  Incorporated by reference to Exhibit 99.8(S) to Registrant’s Post-Effective Amendment No. 27 to registration statement on form N-4 (File No. 033-51126), filed April 23, 2010.

t.                 22c-2 Agreement between Touchstone Variable Series Trust and National Integrity dated February 14, 2008. Incorporated by reference to Exhibit 99.8(Q) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

u.              Shareholder Services Agreement between Touchstone Advisors, Inc. and National Integrity dated January 1, 2008.  Incorporated by reference to Exhibit 99.8(R) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

v.              Fund Participation Agreement among BT Insurance Funds Trust, Bankers Trust Company and National Integrity dated October 2, 1997.  Incorporated by reference to Exhibit 99.8(F) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

w.            22c-2 Agreement between DWS Scudder Distributors and National Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(T) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

x.                Amendment No. 1 to Fund Participation Agreement among Deutsche Asset Management VIT Funds (formerly BT Insurance Funds Trust), Bankers Trust Company and National Integrity dated May 1, 2001.

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NAT Sep Acct I	April 2010

Incorporated by reference to Exhibit 99.8(X) to Registrant’s Post-Effective Amendment No. 27 to registration statement on form N-4 (File No. 033-51126), filed April 23, 2010.

y.              Amendment No. 2 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. (formerly Bankers Trust Company) and National Integrity dated May 1, 2002. Incorporated by reference to Exhibit 99.8(Y) to Registrant’s Post-Effective Amendment No. 27 to registration statement on form N-4 (File No. 033-51226), filed April 23, 2010.

z.                Amendment No. 3 to Fund Participation Agreement among Deutsche Asset Management VIT Funds, Deutsche Asset Management, Inc. and National Integrity dated May 1, 2004.  Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 27 to registration statement on form N-4 (File No. 033-51126), filed April 23, 2010.

aa.         Amendment No. 4 to Fund Participation Agreement among DWS Investments VIT Funds (formerly Deutsche Asset Management VIT Funds), Deutsche Asset Management, Inc. and National Integrity dated July 22, 2006.  Incorporated by reference to Exhibit 99.8(AA) to Registrant’s Post-Effective Amendment No. 27 to registration statement on form N-4 (File No. 033-51126), filed April 23, 2010.

bb.       Administrative services letter between Deutsche Investment Management Americas Inc. and National Integrity dated January 31, 2007.  Incorporated by reference to Exhibit 99.8(BB) to Registrant’s Post-Effective Amendment No. 27 to registration statement on form N-4 (File No. 033-51126), filed April 23, 2010.

cc.         Distribution and Services Agreement between PFPC Distributors, Inc. and National Integrity dated May 18, 2004.  Incorporated by reference to Exhibit 99.8(CC) to Registrant’s Post-Effective Amendment No. 27 to registration statement on form N-4 (File No. 033-51126), filed April 23, 2010.

dd.       Amendment No. 1 to Distribution and Services Agreement between PFPC Distributors, Inc. (as assigned to DWS Scudder Distributors, Inc.) and National Integrity dated January 31, 2007.  Incorporated by reference to Exhibit 99.8(DD) to Registrant’s Post-Effective Amendment No. 27 to registration statement on form N-4 (File No. 033-51126), filed April 23, 2010.

ee.         Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co, Incorporated, Morgan Stanley Investment Management Inc and National Integrity dated January 2, 2003.  Incorporated by reference to Exhibit 99.8(H) to Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

ff.             Amendment No. 1 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated January 26, 2006.  Incorporated by reference to Exhibit 99.8(FF) to Registrant’s Post-Effective Amendment No. 27 to registration statement on form N-4 (File No. 033-51126), filed April 23, 2010.

gg.       Amendment No. 2 to Participation Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(GG) to Registrant’s Post-Effective Amendment No. 27 to registration statement on form N-4 (File No. 033-51126), filed April 23, 2010.

hh.       Administrative Services Letter between Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(HH) to Registrant’s Post-Effective Amendment No. 27 to registration statement on form N-4 (File No. 033-51126), filed April 23, 2010.

ii.               22c-2 Agreement among The Universal Institutional Funds, Inc., Morgan Stanley & Co., Incorporated, Morgan Stanley Investment Management, Inc. and National Integrity dated February 16, 2007  Incorporated by reference to Exhibit 99.8(V) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

jj.               Administrative Service Agreement between Morgan Stanley Distribution, Inc. (successor to Morgan Stanley & Co. Incorporated) and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(W) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

kk.         Administrative Services Agreement between Morgan Stanley Investment Management Inc. and National Integrity dated May 1, 2008.  Incorporated by reference to Exhibit 99.8(X) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

ll.               Participation Agreement among Van Kampen Life Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and National Integrity dated January 2, 2003.  Incorporated by reference to Exhibit 99.8(G) from Registrant’s Post-Effective Amendment No. 7 to registration statement on Form N-4 (File No. 333-44892), filed April 21, 2006.

mm.   Amendment No. 1 to Participation Agreement among Van Kampen Life Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and National Integrity dated January 26, 2006.

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NAT Sep Acct I	April 2010

Incorporated by reference to Exhibit 99.8(MM) to Registrant’s Post-Effective Amendment No. 27 to registration statement on form N-4 (File No. 033-51126), filed April 23, 2010.

nn.       Administrative Services Letter among Van Kampen Funds Inc., Van Kampen Asset Management, Inc. and National Integrity dated July 31, 2006.  Incorporated by reference to Exhibit 99.8(NN) to Registrant’s Post-Effective Amendment No. 27 to registration statement on form N-4 (File No. 033-51126), filed April 23, 2010.

oo.       Shareholder Service Agreement between Van Kampen Funds Inc. and National Integrity dated January 2, 2003.  Incorporated by reference to Exhibit 99.8(OO) to Registrant’s Post-Effective Amendment No. 27 to registration statement on form N-4 (File No. 033-51126), filed April 23, 2010.

pp.       22c-2 Agreement between Van Kampen Life Investments Trust, Van Kampen Funds, Inc., Van Kampen Asset Management, Inc. and National Integrity dated February 16, 2007.  Incorporated by reference to Exhibit 99.8(Z) to Registrant’s Post-Effective Amendment No. 24 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2008.

qq.       Fund Participation Agreement among Columbia Funds Variable Insurance Trust, Columbia Management Advisors, LLC, Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(AA) to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126), filed April 24, 2009.

rr.             Mutual Fund Sales Agreement between Columbia Management Distributors, Inc. and Touchstone Securities, Inc. dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(BB) to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126), filed April 24, 2009.

ss.         Agreement between Columbia Management Distributors, Inc. and National Integrity dated May 1, 2009.  Incorporated by reference to Exhibit 99.8(CC) to Registrant’s Post-Effective Amendment No. 26 to registration statement on Form N-4 (File No. 033-51126), filed April 24, 2009.

9.               Opinion and Consent of Rhonda S. Malone, Esq. as to the legality of the securities registered, filed herewith.

10.         Consent of Independent Registered Public Accounting Firm, filed herewith.

11.         Not applicable.

12.         Not applicable.

13.         Powers of Attorney of each member of the Board of Directors of The Western and Southern Life Insurance Company (WSLIC), specifically John F. Barrett, Jo Ann Davidson, Eugene P. Ruehlmann, George H. Walker, III, and Thomas L. Williams, each dated March 9, 2010, James N. Clark dated March 5, 2010 and Donald A Bliss dated March 12, 2010.  Incorporated by reference to Exhibit 99.13 to Registrant’s Post-Effective Amendment No. 27 to registration statement on Form N-4 (File No. 033-51126), filed April 23, 2010.

14.         Guarantee from WSLIC to the policy holders of National Integrity.  Incorporated by reference to Exhibit 99.14 to Registrant’s Post-Effective Amendment No. 22 to registration statement on Form N-4 (File No. 033-51126), filed April 20, 2007.

Item 25.       Directors and Officers of the Depositor

The names and principal business addresses* of the directors and officers of, and their positions with the Depositor are as follows:

Directors:
John F. Barrett	Director, Chairman of the Board
Edward J. Babbitt	Director, Secretary
Jill T. McGruder(1)	Director, President and Chief Executive Officer
John R. Lindholm(2)	Director
Robert L. Walker	Director
Donald J. Wuebbling	Director
Daniel J. Downing(4)	Director, Vice President
Dale Patrick Hennie(5)	Director
Eric C. Fast(6)	Director
Cameron F. MacRae III(7)	Director
Newton Phelps Stokes Merrill(8)	Director
George R. Bunn Jr.(9)	Director

Officers:
John F. Barrett	Director, Chairman of the Board
Jill T. McGruder(1)	Director, President and Chief Executive Officer

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NAT Sep Acct I	April 2010

Nicholas P. Sargen(1)	Senior Vice President and Chief Investment Officer
Clint D. Gibler	Senior Vice President and Chief Information Officer
Edward J. Haines(1)	Senior Vice President
Kevin L. Howard	Senior Vice President and General Counsel
Constance M. Maccarone	Senior Vice President
Nora E. Moushey	Senior Vice President and Chief Actuary
Mark Caner	Senior Vice President
Scott W. Edblom	Vice President
Terrie A. Wiedenheft	Vice President
John P. Ciprio(4)	Vice President
Daniel J. Downing(4)	Vice President
Brian A. Eichhold	Vice President
Michael F. Furgiuele(3)	Vice President
Daniel W. Harris	Vice President
D. Todd Henderson	Vice President and Chief Risk Officer
Bradley J. Hunkler	Vice President and Controller
Phillip E. King	Vice President and Auditor
Paul M. Kruth(1)	Vice President
Michael R. Moser	Vice President and Chief Compliance Officer
Denise L. Sparks	Vice President
Richard K. Taulbee	Vice President
James J. Vance(1)	Vice President and Treasurer
Patricia J. Wilson(1)	Vice President
Donald P. Myers	Assistant Vice President
Stephen G. Hussey	Assistant Vice President
Andrew P. Shull	Assistant Vice President
Gerald J. Ulland	Assistant Vice President
M. Lisa Cooper	Product Compliance Officer
Michael W. Collier	Manager, Financial Services
Marvin J. Cox, Jr.	Manager, New Business
Edward J. Babbitt	Secretary
Thomas M. Barth	Assistant Treasurer
Douglas B. Perry(1)	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Timothy D. Speed	Assistant Treasurer
Sharon Cummings(1)	Licensing Officer
Brenda L. Baker(1)	Manager, Licensing
Cynthia A. Lyons	Manager, Annuity Operations
Dawn M. Baca-Travis(4)	Assistant Manager

*The principal business address for the above is 400 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 303 Broadway, Cincinnati, Ohio 45202

(2) Principal Business Address: 101 South Fifth Street, Suite 3130 Louisville, KY 40202

(3) Principal Business Address: 301 Merritt 7, Norwalk, Connecticut 06851

(4) Principal Business Address: 15 Matthews Street, Goshen, New York 10924

(5) Principal Business Address: 990 Hickoryview Drive, Cincinnati, OH 45233

(6) Principal Business Address: 100 First Stamford Place, Stamford, Connecticut 06902

(7) Principal Business Address: 125 West 55th Street, New York, NY 10019

(8) Principal Business Address: 262 Central Park West, Apt. 12B, New York, NY 10024

(9) Principal Business Address: 126 East 56th Street, 12th Floor, New York, NY 10022-3584

Item 26.                     Persons Controlled by or Under Common Control with National Integrity or Registrant

Affiliate	State	Entity	Ownership	Type of Business
303 Broadway QCS, LLC	Ohio	LLC	100% owned by The Western and Southern Life Insurance Company	owns/operates real estate

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NAT Sep Acct I	April 2010

Affiliate	State	Entity	Ownership	Type of Business
(WSLIC)
506 Phelps Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate
Airport Exchange Hotel Partners	Kentucky	General Partnership	74% owned by WS Airport Exchange GP, LLC; 1% owned by Eagle Realty Investments, Inc. (ERI)	owns/operates real estate
AMLIWS Summit Ridge, LLC	Missouri	LLC	74% owned by WSLIC, 1% owned by Eagle	owns/operates real estate
Autumn Village Apartments, LLC	Georgia	LLC	100% owned by Country Place Associates	real estate
Baton Rouge Cottages Investor, LLC	Ohio	LLC	100% owned by Baton Rouge Housing Holdings, LLC	real estate
Baton Rouge Housing Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate
Buckeye Venture Partners, LLC	Ohio	LLC	60% owned by Fort Washington Investment Advisors, Inc. (FWIA)	private equity fund management
BVP NEO, LLC	Ohio	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Capital Analysts Agency, Inc.	Texas	Corporation	100% owned Capital Analysts Incorporated	general insurance agency
Capital Analysts Incorporated	Delaware	Corporation	100% owned by Columbus Life Insurance Company (CLIC)	broker-dealer and investment advisor
Capital Analysts Insurance Agency, Inc.	Massachu-setts	Corporation	100% owned by Capital Analysts Incorporated	general insurance agency
Carmel Holdings, LLC	Ohio	LLC	49% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	ownership in real estate entity
Carmel Hotel Investor, LLC	Ohio	LLC	100% owned by Carmel Holdings, LLC	ownership in real estate entity
Carmel Hotel, LLC	Indiana	LLC	74% owned by Carmel Hotel Investor, LLC; 1% owned by ERI	owns/operates real estate
Carmenere, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate
Carthage Senior Housing, Ltd.	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 1% owned by ERI	owns/operates real estate
CDC-Baton Rouge, LLC	Alabama	LLC	59% owned by Baton Rouge Cottages Investor, LLC	real estate
Centreport Hotels LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
Centreport Partners LP	Texas	LP	25.25% owned by WSLIC; 49% owned by WSLR Dallas LLC, 1% owned by ERI	owns/operates real estate
Cleveland East Hotel, LLC	Ohio	LLC	74% owned by WSALD CEH, LLC; 1% owned by ERI	owns/operates real estate
CLIC Agency, Inc.	Ohio	Corporation	100% owned by Columbus Life Insurance Company	insurance agency
Columbus Life Insurance Company	Ohio	Corporation	100% owned by WSLIC
Country Place Associates	Ohio	General Partnership	90% owned by WS Country Place GP, LLC; 10% owned by ERI	owns/operates real estate

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NAT Sep Acct I	April 2010

Affiliate	State	Entity	Ownership	Type of Business
Courtyard Nursing Care, LLC.	Ohio	LLC	100% owned by WSLAC	owns/operates real estate
Day Hill Road Land LLC	Connecticut	LLC	74% owned by W&S Real Estate Holdings, LLC and 1% owned by Eagle Realty Investments, Inc.	real estate
Dublin Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Columbus LLC, 1% owned by ERI	owns/operates real estate
Eagle Realty Group, LLC	Ohio	LLC	100% owned by W&S Operating Holdings, LLC	real estate holding company
Eagle Realty Investments, Inc. (ERI)	Ohio	Corporation	100% owned by Eagle Realty Group, LLC	real estate
Fort Washington Active Fixed Income LLC	Delaware	LLC	Managing Member Fort Washington Fixed Income LLC; investors include WSLIC	managing member for private fixed income fund
Fort Washington Capital Partners, LLC (FWCP)	Delaware	LLC	100% owned by FWIA	managing partner for numerous private equity funds
Fort Washington Fixed Income LLC	Delaware	LLC	100% owned by FWIA	private fixed income fund
Fort Washington High Yield Investors II, LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington High Yield Investors LLC	Delaware	LLC	managing member is FWCP	private fixed income fund
Fort Washington Investment Advisors, Inc. (FWIA)	Ohio	Corporation	100% owned by W&S Operating Holdings, LLC	registered investment adviser
Fort Washington Private Equity Investors II, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors III, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors IV, L.P.	Delaware	LP	general partner is FWCP; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-B, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VI, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC; investors include WSLIC	private equity fund
Fort Washington Private Equity Investors VII, L.P.	Delaware	LP	general partner is FWPEI VI GP, LLC and investors include WSLIC	private equity fund
Fort Washington Private Equity Investors V-VC, L.P.	Delaware	LP	general partner is FWPEI V GP, LLC ; investors include WSLIC	private equity fund
Fort Washington Private Equity Opportunities Fund II, L.P.	Delaware	LP	General Partner is FWPEO II GP, LLC; WSLIC is an investor	private equity fund
Fort Washington Savings Company	Ohio	Corporation	100% owned by WSLIC	bank
FWPEI V GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the three private equity funds

8

NAT Sep Acct I	April 2010

Affiliate	State	Entity	Ownership	Type of Business
FWPEI VI GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of the three private equity funds
FWPEI VII GP, LLC	Delaware	LLC	100% owned by FWIA	general partner of Fund VII
FWPEO II GP, LLC	Delaware	LLC	100% owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Galveston Summerbrooke Apts., LLC	Texas	LLC	54% owned by Summerbrooke Apartments Investor, LLC; 1% owned by ERI	owns/operates real estate
Grelot Cody Apartments, LLC	Ohio	LLC	100% owned by Vinings Trace, LLC	real estate
GS Beach Club, LLC	Delaware	LLC	76.5% owned by Winkler Extension Apartments Investor, LLC	real estate
GS Yorktown Apartments, LP	Delaware	LP	59% owned by YT Crossing Apartments Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate
IFS Agency Services, Inc.	Penn-sylvania	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Agency, Inc.	Texas	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Financial Services, Inc. (IFS)	Ohio	Corporation	100% owned by Western-Southern Life Assurance Company (WSLAC)	development and marketing of financial products
IFS General Agency, Inc.	Pennsylvania	Corporation	100% owned by IFS Financial Services, Inc.	general insurance agency
IFS Insurance Agency, Inc.	Ohio	Corporation	99% owned by IFS	general insurance agency
Insurance Profillment Solutions, LLC	Ohio	LLC	100% owned by WSLIC	insurance marketing services
IR Mall Associates, Ltd.	Florida	LP	49.50% owned by WSLIC	owns/operates real estate
IR Mall Company, L.C.	Florida	LLC	50% owned by ERI	owns/operates real estate
Kentucky Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
LaFrontera Hotel LLC	Texas	LLC	75% owned by ERI	owns/operates real estate
LaFrontera Lodging Partners LP	Texas	LP	74.25% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Lookout Corporate Center	Ohio	Joint Venture	50% owned by WS Lookout GP, LLC	owns/operates real estate
Mallard Sherburn Apartments, LLC	Ohio	LLC	100% owned by WSLIC	real estate
Meritage Apartments Investors, LLC	Texas	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate
Mission Club Apartments General Partnership	Florida	General Partnership	95.5% owned by WSLIC, 4.5% owned by ERI	owns/operates real estate
National Integrity Life Insurance Company	New York	Corporation	100% owned by ILIC
NEO Capital Fund, LP	Delaware	LP	General Partner is BVP NEO, LLC	private equity fund
New Mexico Co-Investment Partners, L.P.	Delaware	LP	general partner is FWCP	private equity fund
North Braeswood Meritage Holdings, LLC	Ohio	LLC	100% owned by WSLAC	real estate

9

NAT Sep Acct I	April 2010

Affiliate	State	Entity	Ownership	Type of Business
North Pittsburgh Hotel LLC	Penn- sylvania	LLC	74% owned by WSALD NPH, LLC; 1% owned by ERI	owns/operates real estate
Northeast Cincinnati Hotel LLC	Ohio	LLC	25% owned by WSLIC, 49% owned by WSLR Cincinnati LLC, 1% owned by ERI	owns/operates real estate
OTR Housing Associates, L.P.	Ohio	LP	98% owned by WSLIC; 1% owned by ERI	owns/operates real estate
OTR Redevelopment Group, LLC	Ohio	LLC	100% owned by OTR Walnut Housing, Ltd.	owns real estate
OTR Transitional Housing, L.P.	Ohio	LP	99% owned by WSLIC	owns/operates real estate
OTR-Walnut Housing, Ltd.	Ohio	LLC	100% owned by ERI	owns/operates real estate
Park Avenue Lofts, LLC	Colorado	LLC	49% owned by Uptown Denver Investor, LLC; 1% owned by ERI	owns/operates real estate
Peppertree Fund II, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Fund, LP	Delaware	LP	General Partner is Peppertree Partners, LLC	private equity fund
Peppertree Partners, LLC	Ohio	LLC	100% voting interest owned by Fort Washington Investment Advisors, Inc.	private equity fund management
Peppertree Special Venture Fund, LLC	Delaware	LLC	Managing Member is Peppertree Partners, LLC	private equity fund
Prairie Lakes Apartments Investor, LLC	Ohio	LLC	100% owned by Prairie Lakes Holdings, LLC	real estate
Prairie Lakes Apartments, LLC	Indiana	LLC	65% total WS affiliated ownership (64% by Prairie Lakes Apartments Investor, LLC and 1% by ERI)	real estate
Prairie Lakes Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by ERI	real estate
Queen City Development I, LLC	Ohio	LLC	100% owned by Eagle Realty Group, LLC	operation of real estate
Race Street Development, Ltd.	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
Ridgegate Apartments Investor, LLC	Ohio	LLC	100% owned by Ridgegate Holdings, LLC	real estate
Ridgegate Commonwealth Apartments, LLC	Colorado	LLC	55% total WS affiliated ownership (44% by Ridgegate Apartments Investor, LLC and 1% by ERI)	real estate
Ridgegate Holdings, LLC	Ohio	LLC	98% owned by WSLIC and 2% owned by ERI	real estate
SBDC Management, LLC	California	LLC	100% owned by North Braeswood Meritage Holdings, LLC	real estate
Seasons Health Care LP	Ohio	LP	90% owned by WSLAC, 10% owned by Courtyard Nursing Care, LLC	owns/operates real estate
Sedona Apartments, LP	Texas	LP	0.1% owned by Sedona Apts GP, LLC, 58.54% owned by Sedona Apartments Investors, L.P. and 41.36% owned by Meritage Apartments Investors, LLC	real estate
Sedona Apts GP, LLC	Texas	LLC	100% owned by North Braeswood	real estate

10

NAT Sep Acct I	April 2010

Affiliate	State	Entity	Ownership	Type of Business
Meritage Holdings, LLC
Sedona Apts Investors L.P.	Texas	LP	100% owned by North Braeswood Meritage Holdings, LLC	real estate
ServerVault Corp.	Delaware	Corporation	50% owned by WSLIC	technology
Shelbourne Campus Properties, LLC	Delaware	LLC	54% owned by Shelbourne Housing Investor, LLC; 1% owned by ERI	owns/operates real estate
Shelbourne Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Shelbourne Housing Investor, LLC	Ohio	LLC	100% owned by Shelbourne Holdings, LLC	ownership in real estate entity
Sixth and Race Development, LLC	Ohio	LLC	71% owned by Race Street Development, Ltd., 25% owned by ERI	owns/operates real estate
Skyport Hotel LLC	Kentucky	LLC	25% owned by WSLIC, 49% owned by WSLR Skyport LLC; 1% owned by ERI	owns/operates real estate
Summerbrooke Apartments Investor, LLC	Ohio	LLC	100% owned by Summerbrooke Holdings, LLC	ownership in real estate entity
Summerbrooke Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Sundance Hotel Investor, LLC	Ohio	LLC	100% owned by Sundance LaFrontera Holdings, LLC	real estate
Sundance Hotel, LLC	Texas	LLC	74% by Sundance Hotel Investor, LLC and 1% by Eagle Realty Investments, Inc.	real estate
Sundance LaFrontera Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate
The Lafayette Life Insurance Company	Indiana	Corporation	100% owned by Western & Southern Financial Group, Inc. (WSFG)
The Ohio Capital Fund LLC	Ohio	LLC	60% owned by FWIA and managed by Buckeye Venture Partners, LLC	state funded private equity fund
The Western and Southern Life Insurance Company (WSLIC)	Ohio	Corporation	100% owned by WSFG
Touchstone Advisors, Inc.	Ohio	Corporation	100% owned by IFS	registered investment adviser
Touchstone Securities, Inc.	Nebraska	Corporation	100% owned by WSLAC	securities broker-dealer
Tri-State Growth Capital Fund I, L.P.	Delaware	LP	general partner is Tri-State Ventures, LLC and investors include WSLIC	private equity fund
Tri-State Growth Capital Fund II, L.P.	Delaware	LP	general partner is Tri-State Ventures II, LLC and investors include WSLIC	private equity fund
Tri-State Ventures II, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
Tri-State Ventures, LLC	Delaware	LLC	100% owned by FWIA	private equity fund
TSARR, LLC	Ohio	LLC	64% owned by WSACS RR LLC and 1% owned by Eagle Realty Investments, Inc.	real estate
Union Centre Hotel LLC	Ohio	LLC	25% owned by WSLIC; 49% owned by WSLR Union LLC; 1% owned by ERI	owns/operates real estate
Uptown Denver Apartment Holdings, LLC	Ohio	LLC	98% owned by W&S Real Estate Holdings, LLC; 2% owned by ERI	ownership in real estate entity
Uptown Denver Investor, LLC	Ohio	LLC	100% owned by Uptown Denver Apartment Holdings, LLC	ownership in real estate entity

11

NAT Sep Acct I	April 2010

Affiliate	State	Entity	Ownership	Type of Business
Vinings Trace, LLC	Indiana	LLC	99% owned by WSLIC, 1% owned by ERI	owns/operates real estate
Vulcan Hotel LLC	Alabama	LLC	25% owned by WSLIC; 49% owned by WSLR Birmingham LLC; 1% owned by ERI	owns/operates real estate
W&S Brokerage Services, Inc.	Ohio	Corporation	100% owned by WSLAC	investment advisor and broker dealer
W&S Financial Group Distributors, Inc.	Ohio	Corporation	100% owned by IFS	general insurance agency
W&S Operating Holdings, LLC	Ohio	LLC	100% owned by WSLIC	owns operating entities
W&S Real Estate Holdings, LLC	Ohio	LLC	100% owned by WSLIC	owns real estate entities
WestAd Inc.	Ohio	Corporation	100% owned by WSLIC	general advertising, book selling and publishing
Western & Southern Agency Services, Inc.	Penn-sylvania	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Agency, Inc.	Ohio	Corporation	100% owned by WSLIC	general insurance agency
Western & Southern Financial Fund Inc	Ohio	Non Profit Corporation	charitable giving
Western & Southern Financial Group, Inc. (WSFG)	Ohio	Corporation	100% owned by WSMHC	holding company
Western & Southern Mutual Holding Company (WSMHC)	Ohio	Mutual Holding Co	Mutual Insurance Holding Company
Western-Southern Life Assurance Company (WSLAC)	Ohio	Corporation	100% owned by WSLIC
Windsor Hotel LLC	CT	LLC	25% owned by WSLIC; 49% owned by WSLR Hartford LLC; 1% owned by ERI	owns/operates real estate
Winkler Extension Apartments Investor, LLC	Ohio	LLC	100% owned by a trust for Separate Account A	real estate
Wright Executive Hotel Limited Partners	Ohio	LP	60.50% owned by WSLIC; 0.61% owned by WS Wright Hotel GP, LLC	owns/operates real estate
WS Airport Exchange GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Country Place GP, LLC	Ohio	LLC	100% owned by W&S Real Estate Holdings, LLC	owns/operates real estate
WS Lookout JV, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WS Wright Hotel GP, LLC	Ohio	LLC	100% owned by WSLIC	owns/operates real estate
WSA Commons, LLC	Georgia	LLC	50% owned by WSLIC	owns/operates real estate
WSACS RR Holdings LLC	Ohio	LLC	50% owned by WSLIC	real estate
WSACS RR LLC	Ohio	LLC	100% owned by WSACS RR Holdings LLC	real estate
WSALD CEH, LLC	Ohio	LLC	50% owned by WSLIC	owns/operates real estate
WSALD NPH, LLC	Ohio	LLC	50% owned by WSLIC; 1% owned by Eagle	owns/operates real estate
WSL Partners, L.P.	Delaware	LP	general partner is FWCP and investors include WSLIC	private equity fund
WSLR Birmingham LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Cincinnati LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate

12

NAT Sep Acct I	April 2010

Affiliate	State	Entity	Ownership	Type of Business
WSLR Columbus LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Dallas LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Hartford LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Holdings LLC	Delaware	LLC	24.49% owned by WSLIC	owns real estate entity
WSLR LLC	Delaware	LLC	100% owned by WSLR Holdings, LLC	owns real estate entities
WSLR Skyport LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
WSLR Union LLC	Ohio	LLC	100% owned by WSLR LLC	owns real estate
YT Crossing Apartments Investor, LLC	Ohio	LLC	100% owned by YT Crossing Holdings, LLC	real estate
YT Crossing Holdings, LLC	Ohio	LLC	98% by WSLIC and 2% owned by Eagle Realty Investments, Inc.	real estate

Item 27.       Number of Contract Owners

As of March 22, 2010, there were 4,324 contract owners of Separate Account I of National Integrity.

Item 28.       Indemnification

National Integrity’s By-Laws provide, in Article VII, Section 7.1 provides:

To the extent permitted by the laws of the State of New York, subject to all applicable requirements thereof:

(a)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator, or intestate, is or was a director, officer, employee or incorporator of the Company shall be indemnified by the Company;

(b)  any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he, his testator or intestate serves or served any other organization on any capacity at the request of the Company may be indemnified by the Company; and

(c)  the related expenses of any such person in any other of said categories may be advanced by the Company.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.       Principal Underwriters

(a)       Touchstone Securities, Inc. (Touchstone Securities) is the principal underwriter for Separate Account I of National Integrity Life Insurance Company.  Touchstone Securities also serves as an underwriter for Separate Account II of National Integrity Life Insurance Company, Separate Accounts I, II and VUL of Integrity Life Insurance Company, Western-Southern Life Assurance Company’s Separate Accounts 1 and 2, Columbus Life Insurance Company Separate Account I and for several series of Touchstone Variable Series Trust, Touchstone Strategic Trust, Touchstone Investment Trust, Touchstone Tax-Free Trust, Touchstone Institutional Funds Trust and Touchstone Funds Group Trust, each of which is affiliated with the Depositor.

(b)       The names and principal business addresses* of the officers and directors of, and their positions with, Touchstone Securities, Inc. are as follows:

13

NAT Sep Acct I	April 2010

Directors:
James N. Clark(1)	Director
Jill T. McGruder	Director
Donald J. Wuebbling(1)	Director

Officers:
Steven M. Graziano	President
Richard K. Taulbee(1)	Vice President
Patricia J. Wilson	Vice President
Brian E. Hirsch	Chief Compliance Officer
James J. Vance	Vice President and Treasurer
Terrie A. Wiedenheft	Chief Financial Officer
Douglas B. Perry	Assistant Treasurer
Timothy D. Speed(1)	Assistant Treasurer
Cheryl J. Stotts	Assistant Treasurer
Rhonda S. Malone(1)	Secretary

*The principal business address for the above is 303 Broadway, Cincinnati, Ohio 45202, unless otherwise noted.

(1) Principal Business Address: 400 Broadway, Cincinnati, Ohio 45202

(c) Not applicable.

Item 30.       Location of Accounts and Records

The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by National Integrity at 400 Broadway, Cincinnati, Ohio 45202 or 15 Matthews Street, Suite 200, Goshen, New York 10924.

Item 31.       Management Services

There are currently no management-related services provided to the Registrant.

Item 32.       Undertakings

The Registrant hereby undertakes:

(a)          to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements of the Registrant, Depositor and Guarantor in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

(b)         to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c)          to deliver any Statement of Additional Information and any financial statements required to be made available under this Form, including the WSLIC financial statements,  promptly upon written or oral request.

(d)         to update the registration statement if WSLIC terminates its guarantee to National Integrity policy holders.

During any time there are insurance obligations outstanding and covered by its guarantee (Guarantee) issued by WSLIC, filed as an exhibit to this registration statement, National Integrity hereby undertakes to provide notice to contract owners promptly after the happening of significant events related to the Guarantee.  These significant events include: (i) termination of the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on the contract owner’s rights under the Guarantee; or (iii) the insolvency of WSLIC.

Pursuant to Section 26(f) of the Investment Company Act of 1940, as amended, Registrant and Depositor represent that the aggregate charges under variable annuity contracts described in this Registration Statement are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by National Integrity.

14

NAT Sep Acct I	April 2010

National Integrity represents that it recognizes the requirements of Section 17(h) of the Investment Company Act of 1940, specifically that it shall not protect or purport to protect any director or officer of the Registrant or Depositor against any liability to them or to their security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office.

15

NAT Sep Acct I	April 2010

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, the Depositor and the Guarantor, certify that they meet all of the requirements for effectiveness of this post-effective amendment to their Registration Statement pursuant to Rule 485 under the Securities Act of 1933 and have duly caused this amendment to the Registration Statement to be signed on their behalf, in the City of Cincinnati and State of Ohio on this 12th day of April, 2010.

SEPARATE ACCOUNT I OF
NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Registrant)

By: National Integrity Life Insurance Company
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

NAT Sep Acct I	April 2010

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 12th day of April 2010.

NATIONAL INTEGRITY LIFE INSURANCE COMPANY
(Depositor)

By:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ Jill T. McGruder
Jill T. McGruder, President and CEO
April 12, 2010

PRINCIPAL FINANCIAL OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 12, 2010

PRINCIPAL ACCOUNTING OFFICER:	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Vice President and Comptroller
April 12, 2010

DIRECTORS:

/s/ John F. Barrett	/s/ Jill T. McGruder
John F. Barrett	Jill T. McGruder
April 12, 2010	April 12, 2010

/s/ Edward J. Babbitt	/s/ Robert L. Walker
Edward J. Babbitt	Robert L. Walker
April 12, 2010	April 12, 2010

/s/ Daniel J. Downing	/s/ Donald J. Wuebbling
Daniel J. Downing	Donald J. Wuebbling
April 12, 2010	April 12, 2010

/s/ John R. Lindholm
John R. Lindholm
April 12, 2010

NAT Sep Acct I	April 2010

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Guarantor has duly caused this amendment to the Registration Statement to be signed on its behalf, in the City of Cincinnati and State of Ohio on this 12th day of April, 2010.

THE WESTERN AND SOUTHERN LIFE INSURANCE COMPANY
(Guarantor)

By:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO

The following persons, in the capacities and on the dates indicated, have signed this amendment to the Registration Statement as required by the Securities Act of 1933:

PRINCIPAL EXECUTIVE OFFICER:	/s/ John F. Barrett
John F. Barrett, Chairman, President and CEO
April 12, 2010

PRINCIPAL FINANCIAL OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 12, 2010

PRINCIPAL ACCOUNTING OFFICER:	/s/ Robert L. Walker
Robert L. Walker, Senior Vice President and Chief Financial Officer
April 12, 2010

DIRECTORS:

/s/ John F. Barrett	/s/ Bradley J. Hunkler
John F. Barrett	Bradley J. Hunkler, Attorney-in-Fact for
April 12, 2010	Eugene P. Ruehlmann
April 12, 2010

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
Donald A. Bliss	George H. Walker, III
April 12, 2010	April 12, 2010

/s/ Bradley J. Hunkler	/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for	Bradley J. Hunkler, Attorney-in-Fact for
James N. Clark	Thomas L. Williams
April 12, 2010	April 12, 2010

/s/ Bradley J. Hunkler
Bradley J. Hunkler, Attorney-in-Fact for
Jo Ann Davidson
April 12, 2010